As filed with the Securities and Exchange	Registration No. 333-28769
Commission on April 17, 2019	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ______	☐
Post-Effective Amendment No. 65	☒

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Post-Effective Amendment No. 439	☒
(Check appropriate box or boxes.)

Separate Account B
(Exact Name of Registrant)

Voya Insurance and Annuity Company
(Name of Depositor)

699 Walnut Street, Suite 1350
Des Moines, Iowa 50309-3942
 (Address of Depositor’s Principal Executive Offices) (Zip Code)

(770) 980-5100
(Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie
Vice President and Senior Counsel
Voya Insurance and Annuity Company
1475 Dunwoody Drive, Suite 200
West Chester, Pennsylvania 19380
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2019 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Deferred Combination Variable and Fixed Annuity Contract

PART A
INFORMATION REQUIRED IN A PROSPECTUS

GOLDENSELECT ACCESS®

A DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
issued by
Voya Insurance and Annuity Company
and its
Separate Account B

Supplement dated May 1, 2019

This supplement updates and amends certain information contained in your prospectus dated May 1, 2019. Please read it carefully and keep it with your prospectus for future reference.

NOTICE OF AND IMPORTANT INFORMATION ABOUT AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the VY® Templeton Global Growth Portfolio.

On November 16, 2018, the Board of Trustees of Voya Investors Trust approved a proposal to reorganize the VY® Templeton Global Growth Portfolio (the “Reorganization”). Subject to shareholder approval, effective after the close of business on or about August 23, 2018 (the “Reorganization Date”), the VY® Templeton Global Growth Portfolio (the “Merging Fund”) will reorganize with and into the Voya Global Equity Portfolio (the “Surviving Fund”).

If shareholders of the Merging Fund approve the Reorganization, from the close of business on August 9, 2019, through the close of business on August 23, 2019, the Merging Fund will be in a “transition period” during which time a transition manager will sell all or most of its assets and the transition manager may hold a large portion of the Merging Fund’s assets in temporary investments. During this time, the Merging Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time.

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date and for 30 days thereafter, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or to any available Fixed Account. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” section of your Contract prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.

On the Reorganization Date. Your investment in the subaccount that invests in Class S of Merging Fund will automatically be reallocated to and become an investment in the subaccount that invests in Class S of the Surviving Fund with an equal total net asset value.  The subaccount that invests in Class S of the Surviving Fund is otherwise closed to new investors and to new investments through your Contact.  You will not incur any tax liability because of this automatic reallocation, and your Contract Value immediately before the reallocation will equal your Contract Value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Fund will no longer be available through your Contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invests in the Merging Fund will be automatically allocated to the subaccount that invests in Class T of the Surviving Fund.  Please note that gross fund expenses of  Class T of the Surviving Fund are greater than the gross fund expenses of either Class S of the Surviving Fund, which is closed to new investors and new allocations through your Contract, or Class S of the Merging Fund in which you may have been invested.

Page 1 of 2	May 2019

Review your Allocation Elections.  In light of this fund reorganization, you should consider whether an investment in the Surviving Fund is appropriate for you, given your personal investment objectives and risk characteristics.  After the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in the Surviving Fund to any other available subaccount or to any available Fixed Account. For 30 days after the Reorganization Date there will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” section of your Contract prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271, (800) 366-0066.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
(800) 366-0066

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Page 2 of 2	May 2019

Voya Insurance and Annuity Company Separate Account B of Voya Insurance and Annuity Company Deferred Combination Variable and Fixed Annuity Prospectus

GoldenSelect Access®

May 1, 2019

This prospectus describes GoldenSelect Access ® , a group and individual deferred variable annuity contract (the “Contract” or the “Contracts") issued by Voya Insurance and Annuity Company (“VIAC,” the “Company,” “we,” “us” or “our”) through Separate Account B (the “Separate Account”). Subject to regulatory approval, the Company intends to change its name to Venerable Insurance and Annuity Company on or about September 1, 2019. The Contract was available in connection with certain retirement plans that qualified for special federal income tax treatment (“qualified Contracts”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that did not qualify for such treatment (“nonqualified Contracts”). We no longer offer this Contract for sale to new purchasers.

The Contract provides a means for you, the Contract Owner, to allocate your premium payments in one or more Subaccounts, each which invests in a single fund (hereinafter referred to as a “fund”). You may also allocate premium payments to our available Fixed Interest Allocation options with Guaranteed Interest Periods. Your Contract Value will vary daily to reflect the investment performance of the funds(s) you select and any interest credited to your allocations in the Fixed Interest Allocations. For Contracts sold in some states, not all Fixed Interest Allocations or Subaccounts are available. The funds currently available under your Contract are listed on the next page .

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for the funds available through your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Company electronically by writing to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling (800) 366-0066.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by 1-800-283-3427. Your election to receive reports in paper will apply to all funds in which you choose to invest.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated May 1, 2019, has been filed with the SEC. It is available without charge upon request. To obtain a copy of this document, write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (www.sec.gov). When looking for information regarding the Contract offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-28769. The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Allocations to a Subaccount investing in a fund are not bank deposits and are not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Contract described in this prospectus is subject to investment risk, including the possible loss of the principal amount invested.

We pay compensation to broker/dealers whose registered representatives sold the Contract. See “OTHER CONTRACT PROVISIONS – Selling the Contract ,” for further information about the amount of compensation we pa y.

The Funds

Subaccounts that invest in the following funds are currently open and available to new premiums and transfers under your Contract:

BlackRock Global Allocation V.I. Fund (Class III)	Voya RussellTM Large Cap Index Portfolio (Class S)
Voya Balanced Income Portfolio (Class S)[1]	Voya RussellTM Large Cap Value Index Portfolio (Class S)
Voya Euro STOXX 50® Index Portfolio (Class ADV)	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)
Voya FTSE 100 Index® Portfolio (Class ADV)	Voya RussellTM Mid Cap Index Portfolio (Class S)
Voya Global Equity Portfolio (Class T)[1]	Voya RussellTM Small Cap Index Portfolio (Class S)
Voya Global Perspectives® Portfolio (Class ADV)[2]	Voya Small Company Portfolio (Class S)
Voya Government Liquid Assets Portfolio (Class S)	Voya Solution Moderately Aggressive Portfolio (Class S)[2]
Voya Growth and Income Portfolio (Class ADV)	Voya U.S. Bond Index Portfolio (Class S)
Voya Hang Seng Index Portfolio (Class S)	VY® Baron Growth Portfolio (Class S)
Voya High Yield Portfolio (Class S)	VY® BlackRock Inflation Protected Bond Portfolio (Class S)
Voya Intermediate Bond Portfolio (Class S)	VY® Columbia Contrarian Core Portfolio (Class S)
Voya International High Dividend Low Volatility Portfolio (Class S)[1]	VY® Invesco Comstock Portfolio (Class S)
Voya International Index Portfolio (Class ADV)	VY® Invesco Equity and Income Portfolio (Class S2)
Voya Japan TOPIX Index® Portfolio (Class ADV)	VY® Invesco Growth and Income Portfolio (Class S)
Voya Large Cap Growth Portfolio (Class ADV)	VY® JPMorgan Emerging Markets Equity Portfolio (Class S)
Voya Large Cap Value Portfolio (Class S)	VY® JPMorgan Small Cap Core Equity Portfolio (Class S)
Voya MidCap Opportunities Portfolio (Class S)	VY® Morgan Stanley Global Franchise Portfolio (Class S)
Voya Retirement Conservative Portfolio (Class ADV)[2]	VY® Oppenheimer Global Portfolio (Class S)
Voya Retirement Growth Portfolio (Class ADV)[2]	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)
Voya Retirement Moderate Growth Portfolio (Class ADV)[2]	VY® T. Rowe Price Equity Income Portfolio (Class S)
Voya Retirement Moderate Portfolio (Class ADV)[2]	VY® T. Rowe Price Growth Equity Portfolio (Class S)
Voya RussellTM Large Cap Growth Index Portfolio (Class S)	VY® T. Rowe Price International Stock Portfolio (Class S)
VY® Templeton Global Growth Portfolio (Class S)

More information can be found in the appendices. See APPENDIX A for all Subaccounts and valuation information. APPENDIX B highlights each investment fund’s investment objective and adviser (and any subadviser). If you received a summary prospectus for any of the underlying funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

[1]	This fund employs a managed volatility strategy. See the “Funds with Managed Volatility Strategies” section for more information about managed volatility funds.
[2]	This fund is structured as a “fund of funds.” Funds offered in a “fund of funds” structure may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. See “THE FUNDS” section for more information.

2

3

INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	8
Annual Ratchet	37
Annual Ratchet Enhanced Death Benefit	50
Annuitant	16
Annuity Start Date	16
Cash Surrender Value	21
Claim Date	49
Contract Date	15
Contract Owner	15
Contract Value	21
Contract Year	15
Covered Fund	11
Earnings Multiplier Benefit	53
Excluded Fund	11
Fixed Account	22
Fixed Interest Allocation	22
Fixed Interest Division	22
Market Value Adjustment	C-2
Max 7 Enhanced Death Benefit	52
Net Investment Factor	8
Net Rate of Return	8
Restricted Funds	10
Rider Date	23
7% Solution Death Benefit Element	52
Special Fund	11
Standard Death Benefit	50
LifePay Plus Base	29

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Fixed Interest Allocation	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Subaccount(s)	Division(s)
Transfer Charge	Excess Allocation Charge
Withdrawals	Partial Withdrawals

4

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. For more information about the fees and expenses, please see the “CHARGES AND FEES” section later in the prospectus.

The first table describes the charges that you will pay at the time that you buy the Contract, surrender the Contract or transfer Contract Value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses3

Surrender Charge:	None

Transfer Charge:	$25 per transfer, currently zero

Premium Tax:[4]	0% to 3.5%

Overnight Charge:[5]	$20

The next table describes the charges that you could pay periodically during the time that you own the Contract, not including fund fees and expenses.

Periodic Fees and Charges

Annual Contract Administrative Charge:[6]	$40
(We waive this charge if the total of your premium payments is $100,000 or more or if your Contract Value at the end of a Contract Year is $100,000 or more.)

Separate Account Annual Charges:

	Standard Death Benefit	Annual Ratchet Enhanced Death Benefit	Max 7 Enhanced Death Benefit
Mortality & Expense Risk Charge[7]	1.65%	1.95%	2.20%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total[8]	1.80%	2.10%	2.35%

[3]	If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your Contract Value and/or your transfer or surrender amount.
[4]	Any premium tax is deducted from the Contract Value.
[5]	You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.
[6]	We deduct this charge on each contract anniversary and upon surrender.
[7]	Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available instead of the Annual Ratchet Enhanced Death Benefit for the same charge. For Contracts with the Quarterly Ratchet Enhanced Death Benefit purchased before April 28, 2008, the Mortality and Expense Charge is 1.90%.
[8]	These charges are as a percentage of average Contract Value in each subaccount. These annual charges are deducted daily.

5

The following tables show the charges for the optional riders currently available with the Contract. These charges would be in addition to the Separate Account Annual Charge noted above. In addition to the Earnings Multiplier Benefit rider, you may add only one of the three living benefit riders, namely: the Minimum Guaranteed Income Benefit; LifePay Plus Minimum Guaranteed Withdrawal Benefit; and Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit. For more information about which one may be right for you, please see “LIVING BENEFIT RIDERS.” For more information about the charges for the optional riders, please see “CHARGES AND FEES – Optional Rider Charges.”

Optional Rider Charges9

Earnings Multiplier Benefit rider:

As an Annual Charge (Charge Deducted Quarterly)	Maximum Annual Charge
0.30% of Contract Value	0.30% of Contract Value

Minimum Guaranteed Income Benefit rider:10

As an Annual Charge (Charge Deducted Quarterly)	Maximum Annual Charge
0.75% of the MGIB Charge Base	1.50% of the MGIB Charge Base

LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:11

As an Annual Charge - Currently (Charge Deducted Quarterly)	Maximum Annual Charge
1.00% of the LifePay Plus Base	1.50% of the LifePay Plus Base

Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:12

As an Annual Charge - Currently (Charge Deducted Quarterly)	Maximum Annual Charge
1.20% of the LifePay Plus Base	1.70% of the LifePay Plus Base

[9]	Optional rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. The basis for an optional rider charge is sometimes a charge base, benefit base or Contract Value, as applicable. Optional rider charges are deducted from the Contract Value in your subaccount allocations (and/or your Fixed Interest Allocations if there is insufficient Contract Value in the subaccounts).
[10]	For more information about how the MGIB Charge Base is determined, please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”) – Rider Charge.”
[11]	The LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The LifePay Plus Base is calculated based on Contract Value if this rider is added after contract issue. The charge for this rider can increase upon the Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five Contract Years. For more information about the LifePay Plus Base and Annual Ratchet, please see “CHARGES AND FEES – Optional Rider Charges – LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ LifePay Plus”) Rider Charge” and “LIVING BENEFIT RIDERS –LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ LifePay Plus”) Rider – Annual Ratchet.”
[12]	The LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The LifePay Plus Base is calculated based on Contract Value if this rider is added after contract issue. The charge for this rider can increase upon the Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five Contract Years. For more information about the Joint LifePay Plus Base and Annual Ratchet, please see “CHARGES AND FEES – Optional Rider Charges – Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider Charge” and “LIVING BENEFITS RIDERS – Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider – Annual Ratchet.”

6

The next item shows the minimum and maximum total annual fund operating expenses that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)[13]	0.54%	1.51%

Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The following example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the Annual Ratchet Enhanced Death Benefit and the most expensive combination of riders possible: Earnings Multiplier Benefit and Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit. The example also assumes that your investment has a 5% return each year and assumes the maximum fund fees and expenses. Excluded are premium taxes and any Transfer Charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: If you surrender or annuitize your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$564	$1,715	$2,893	$5,934
Example 2: If you surrender or annuitize your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$564	$1,715	$2,893	$5,934

Compensation is paid for the sale of the Contract. For information about this compensation, see “OTHER CONTRACT PROVISIONS – Selling the Contract.”

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “CHARGES AND FEES – Fund Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each Subaccount that purchases fund shares.

[13]	No fund currently charges a redemption fee. For more information about redemption fees, please see “CHARGES AND FEES – Charges Deducted from the Contract Value – Redemption Fees.”

7

CONDENSED FINANCIAL INFORMATION

Accumulation Unit

We use Accumulation Units to calculate the value of a Contract. Each Subaccount of Separate Account B has its own Accumulation Unit Value. The Accumulation Units are valued each business day that the New York Stock Exchange (“NYSE”) is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable fund in which the Subaccount invests. Shares in the funds are valued at their net asset value.

Tables showing the Accumulation Unit Value history of each Subaccount of Separate Account B available for investment under the Contract and the total investment value history of each such Subaccount for a Contract with the lowest and highest combination of asset-based charges are presented in APPENDIX A. The numbers show the year-end unit values of each Subaccount from the time premium payments were first received in the Subaccounts under the Contract. Complete information is available in the SAI.

The Net Investment Factor

The Net Investment Factor is an index number that reflects certain charges under the Contract and the investment performance of the Subaccount. The Net Investment Factor is calculated for each Subaccount as follows:

(1)	We take the net asset value of the Subaccount at the end of each business day;
(2)	We add to (1) the amount of any dividend or capital gains distribution declared for the Subaccount and reinvested in such Subaccount. We subtract from that amount a charge for our taxes, if any;
(3)	We divide (2) by the net asset value of the Subaccount at the end of the preceding business day; and
(4)	We then subtract the applicable daily charges from the Subaccount: the mortality and expense risk charge; the asset-based administrative charge; and any optional rider charges.

Calculations for the Subaccounts are made on a per Accumulation Unit basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B and the financial statements and the related notes to financial statements for Voya Insurance and Annuity Company are included in the SAI.

SEPARATE ACCOUNT B

Separate Account B was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into Subaccounts. Each Subaccount invests exclusively in shares of one fund of a fund. Each fund has its own distinct investment objectives and policies. Income, gains and losses, whether or not realized, of an fund are credited to or charged against the corresponding Subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from Subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. When we deduct the fees we charge for the Contract, these would constitute excess assets that we would transfer to the general account. We are obligated to pay all benefits and make all payments provided under the Contract, and will keep the Separate Account fully funded to cover such liabilities.

The other variable annuity contracts that invest in Separate Account B are not discussed in this prospectus. Separate Account B may also invest in other funds which are not available under your Contract. Under certain circumstances, we may make certain changes to the Subaccounts. For more information, see “THE ANNUITY CONTRACT – Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

8

VOYA INSURANCE AND ANNUITY COMPANY

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. On June 1, 2018 we became an indirect wholly owned subsidiary of VA Capital Company LLC, an insurance holding company organized under Delaware law (“VA Capital”). Our direct parent company is Venerable Holdings, Inc. (“Venerable”). Before June 1, 2018, we were an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. The June 1, 2018, sale of the Company by Voya to VA Capital did not change the terms, features and benefits of your Contract.

Although we are a subsidiary of VA Capital and Venerable, neither VA Capital nor Venerable are responsible for the obligations under the Contract. The obligations under the Contract are solely our responsibility.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. We are engaged in the business of administering insurance and annuities, and we no longer sell or issue any new insurance or annuities. Our principal office is located at 699 Walnut Street, Suite 1350, Des Moines, Iowa 50309-3942.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Failure to administer certain nonqualified Contract features (for example, contractual Annuity Start Dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

THE FUNDS

You will find more detailed information about the funds currently available under your Contract in “APPENDIX B – The Funds .” Please refer to the fund prospectuses for additional information and read them carefully before investing. Fund prospectuses may be obtained, free of charge, by calling Customer Service at (800) 366-0066, by accessing the SEC’s website or by contacting the SEC Public Reference Branch. Consult with your investment professional to determine if the funds may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

Selection of Underlying Funds

The underlying funds available through the Contract described in this prospectus are determined by the Company. When determining which underlying funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the Contract. (For additional information on these arrangements, see “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new investment if we determine that a fund no longer satisfies one or more of the selection criteria and/or if the fund has not attracted significant allocations under the Contract. We have included certain of the funds at least in part because they were managed or subadvised by our affiliates.

We do not recommend or endorse any particular fund, and we do not provide investment advice.

Fund of Funds

Certain funds are designated as “fund of funds.” Funds offered in a fund of funds structure may have higher fees and expenses than a fund that invests directly in debt and equity securities. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the list of available funds found on page 9 of this prospectus.

9

Funds with Managed Volatility Strategies

As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk. Funds that employ a managed volatility strategy help us manage the risks associated with providing certain guarantees under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on investment performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. Funds that employ a managed volatility strategy are identified in the list of the available funds found on page 9 . of this prospectus.

Possible Conflicts of Interest

If, due to differences in tax treatment or other considerations, the interests of Contract Owners of various contracts participating in the funds conflict, we, the Boards of Trustees or Directors of the funds, and any other insurance companies participating in the funds will monitor events to identify and resolve any material conflicts that may arise.

Restricted Funds

We may, with 30 days’ notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing Contracts with respect to new premiums added to funds and with respect to new transfers to funds. We may establish any limitations, at our discretion, as a percentage of premium or Contract Value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: (1) no more than $999,999,999; and (2) no more than 30 percent of Contract Value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the Contract Value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of Contract Value from the Restricted Funds. However, if the Contract Value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or proportionally from all investment options in which Contract Value is allocated, so that the percentage of Contract Value in the Restricted Funds following the withdrawal is less than or equal to the percentage of Contract Value in the Restricted Funds prior to the withdrawal.

We will allocate, proportionally, the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated Subaccount if there are none (currently, the Voya Government Liquid Assets Portfolio), unless you instruct us otherwise.

We will not permit a transfer to the Restricted Funds if it would increase the Contract Value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. If the total amount of your requested transfer exceeds the applicable limits, we will inform your financial representative or you that we will not process any part of the transfer and that new instructions will be required. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total Contract Value in Restricted Funds, we will permit the reallocation even if the percentage of Contract Value in a Restricted Fund is greater than its limit.

Please see “WITHDRAWALS” and “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” in this prospectus for more information on the effect of Restricted Funds.

10

Covered Funds, Special Funds and Excluded Funds

For purposes of determining death benefits and benefits under the living benefit riders (but not the Earnings Multiplier Benefit rider), we assign the investment options to one of three categories of funds. The categories are:

•	Covered Funds;
•	Special Funds; and
•	Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days’ notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. For more information about these categories of funds with a death benefit, please see “DEATH BENEFIT CHOICES – Death Benefit During the Accumulation Phase” and APPENDIX E for examples. These categories of funds also apply to the Minimum Guaranteed Income Benefit rider. Please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” for more information.

CHARGES AND FEES

We deduct the contract charges described below to compensate us for our costs and expenses, services provided, and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a contract charge will not always correspond to the actual costs associated with the charge. We expect to profit from the charges, including the mortality and expense risk charge and rider and benefit charges, and we may use such profits to finance the costs associated with past distribution of the Contract.

Charge Deduction Subaccount

You may elect to have all charges, except daily charges, against your Contract Value deducted directly from a single Subaccount designated by the Company. Currently we use the Voya Government Liquid Assets Portfolio Subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated Subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to Customer Service in a form satisfactory to us.

Charges Deducted from the Contract Value

We deduct the following charges from your Contract Value:

No Surrender Charge. This Contract does not deduct a surrender charge on withdrawals.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your Contract Value or in the case of a living benefit rider, the benefit base (e.g., MGIB Charge Base or LifePay Plus Base), if exercised, on the Annuity Start Date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your Contract Value and deduct it when you surrender the Contract or on the Annuity Start Date.

Administrative Charge. We deduct an annual administrative charge on each contract anniversary. If you surrender your Contract prior to a contract anniversary, we deduct an administrative charge when we determine the Cash Surrender Value payable to you. The charge is $40 per Contract. We waive this charge if your Contract Value is $100,000 or more at the end of a Contract Year or the total of your premium payments is $100,000 or more, or under other conditions established by VIAC. We deduct the charge proportionately from all Subaccounts in which you are invested. If there is no Contract Value in those Subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the Guaranteed Interest Periods nearest their maturity dates until the charge has been paid.

11

Transfer Charge. We currently do not deduct any charges for transfers made during a Contract Year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a Contract Year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Overnight Charge. You may choose to have a $20 overnight charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your Contract Value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

No underlying fund currently charges a redemption fee.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each Subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the costs associated with past distribution of the Contract.

Mortality and Expense Risk Charge
Standard Death Benefit	Annual Ratchet Enhanced Death Benefit	Max 7 Enhanced Death Benefit
Annual Charge 1.65%	Annual Charge 1.95%	Annual Charge 2.20%

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available instead of the Annual Ratchet Enhanced Death Benefit for the same charge. For Contracts with the Quarterly Ratchet Enhanced Death Benefit purchased before April 28, 2008, the Mortality and Expense Risk Charge is 1.90%.

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each Subaccount. We deduct the charge on each business day at the rate of 0.0004% of average daily assets based on the assets you have in each Subaccount.

Optional Rider Charges

Some features and benefits of the Contract are available by rider for an additional charge. Availability is subject to state approval and sometimes broker/dealer approval. Once elected, a rider cannot be canceled independently of the Contract. Below is information about the charge for a rider. Rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. Riders are subject to conditions and limitations. For more information about how the Earnings Multiplier Benefit rider works, including the conditions and limitations, please see “DEATH BENEFIT CHOICES – Death Benefit During the Accumulation Phase – Earnings Multiplier Benefit Rider.” For more information about how each living benefit rider works, including the defined terms used in connection with the riders, as well as the conditions and limitations, please see “LIVING BENEFIT RIDERS.”

Earnings Multiplier Benefit Rider Charge. Subject to state availability, you may purchase the Earnings Multiplier Benefit rider for a nonqualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a proportional reduction of the Contract Value of the Subaccounts in which you are invested. If there is insufficient Contract Value in the Subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the Rider Date. If you surrender or annuitize your Contract, we will deduct a proportional portion of the charge for the current quarter based on the current Contract Value immediately prior to the surrender or annuitization. The quarterly charge for the Earnings Multiplier Benefit rider is 0.08% (0.30% annually). For a description of the rider, see “DEATH BENEFIT CHOICES – Death Benefit During the Accumulation Phase - Earnings Multiplier Benefit Rider.”

12

Minimum Guaranteed Income Benefit (“MGIB”) Rider Charge. The charge for the MGIB rider, a living benefit, is deducted quarterly, and is a percentage of the MGIB Charge Base:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

We deduct the quarterly charge in arrears from the Subaccounts in which you are invested based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the Contract Date. The charge is deducted even if you decide never to exercise your right to annuitize under this rider. For more information about how this rider works, including how the MGIB Charge Base is determined, please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”) .”

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider Charge. The charge for the LifePay Plus rider, a living benefit, is deducted quarterly from your Contract Value:

Maximum Annual Charge	Current Annual Charge
1.50%	1.00%

This quarterly charge is a percentage of the LifePay Plus Base. We deduct the charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the Contract Date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a Contract Year from the Contract Date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your Contract Value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five Contract Years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider.”

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

Important Note:
The above information pertains to the form of the LifePay Plus rider which was available for sale from May 1, 2009, until March 15, 2010, in states where approved. If you purchased a prior version of the LifePay Plus rider, please see APPENDIX I for more information.

Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider Charge. The charge for the Joint LifePay Plus rider, a living benefit, is deducted quarterly from your Contract Value:

Maximum Annual Charge	Current Annual Charge
1.70%	1.20%

13

This quarterly charge is a percentage of the LifePay Plus Base. We deduct the charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the Contract Date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a Contract Year from the Contract Date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your Contract Value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the Joint LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five Contract Years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider.”

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

Important Note:
The above information pertains to the form of the Joint LifePay Plus rider which was available for sale from May 1, 2009, until March 15, 2010, in states where approved. If you purchased a prior version of the Joint LifePay Plus rider, please see APPENDIX I for more information.

Fund Expenses

As shown in the fund prospectuses and described in the “FEES AND EXPENSES – Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and Contract Owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus. You should evaluate the expenses associated with the funds available through this Contract before making a decision to invest.

Less expensive share classes of the funds offered through this Contract may be available for investment outside of this Contract. You should evaluate the expenses associated with the funds available through this Contract before making a decision to invest.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•	A share of the management fee;
•	Service fees;
•	For certain share classes, 12b-1 fees; and
•	Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•	Communicating with customers about their fund holdings;
•	Maintaining customer financial records;
•	Processing changes in customer accounts and trade orders (e.g., purchase and redemption requests);
•	Recordkeeping for customers, including Subaccounting services;
•	Answering customer inquiries about account status and purchase and redemption procedures;
•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;
•	Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and
•	Receiving, tabulating and transmitting proxies executed by customers.

14

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance the costs associated with past distribution of the Contract.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the Contract. This revenue is one of several factors we consider when determining contract fees and expenses and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability.

Assets allocated to funds formerly affiliated with the Company, meaning Voya funds managed by Voya Investments, LLC or another Voya affiliate, generally generate the largest dollar amount of revenue for the Company. Assets allocated to funds that were never affiliated with the Company generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from FormerlyAffiliated Voya Funds. The revenue received by the Company from the formerly affiliated Voya funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of formerly affiliated Voya funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the formerly affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the formerly affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the formerly affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from a formerly affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from formerly affiliated Voya funds provide the Company with a financial incentive to offer these funds through the Contract rather than other funds.

Additionally, in the case of formerly affiliated Voya funds subadvised by third parties, no direct payments are made to the Company or the formerly affiliated investment adviser by the subadvisers.

Revenue Received from Funds Never Affiliated with the Company. Revenue received by the Company from funds that were never affiliated with the Company is based on an annual percentage of the average net assets held in that fund by the Company. Some of these funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The BlackRock Global Allocation V.I. Fund is the only fund currently open and available for investment through the Contract that is not a formerly affiliated Voya fund. We receive more revenue from the formerly affiliated Voya funds than we do from this BlackRock V.I. Fund.

THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See APPENDIX C for more information on the Fixed Account. If you have any questions concerning this Contract, contact your registered representative or call Customer Service at (800) 366-0066.

Contract Date and Contract Year

The date the Contract became effective is the Contract Date. Each 12-month period following the Contract Date is a Contract Year.

Contract Owner

You are the Contract Owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

15

The death benefit becomes payable when you die. If the owner is a non-natural owner, the death benefit is payable upon the death of the Annuitant. In the case of a sole Contract Owner who dies before the Annuity Start Date, we will pay the beneficiary the death benefit then due. The sole Contract Owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the Contract Owner. In the case of a joint owner of the Contract dying before the Annuity Start Date, we will designate the surviving Contract Owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

Joint Owner

For nonqualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The Earnings Multiplier Benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary” below. Adding a joint owner to the Contract post issue with either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit will cause that death benefit to end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the Cash Surrender Value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the Earnings Multiplier Benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit, or the Earnings Multiplier Benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The Annuity Start Date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: (1) the accumulation phase; and (2) the income phase. The accumulation phase is the period between the Contract Date and the Annuity Start Date. The income phase begins when you start receiving regular annuity payments from your Contract on the Annuity Start Date.

Annuitant

The Annuitant is the person designated by you to be the measuring life in determining annuity payments. On and after May 1, 2009, a joint Annuitant may also be designated. You are the Annuitant unless you name another Annuitant in the application. The Annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. In the case of a non-natural owner and joint Annuitants, the oldest Annuitant’s age is used. The Contract Owner will receive the annuity benefits of the Contract if the Annuitant is living on the Annuity Start Date. You may not change the Annuitant after the Contract is in effect except as described below.

If the Contract Owner is an individual, and the Annuitant dies before the Annuity Start Date and you have named a contingent Annuitant, the contingent Annuitant becomes the Annuitant. If the Annuitant dies before the Annuity Start Date and there is no contingent Annuitant, the Contract Owner will become the Annuitant. In the event of joint owners, the youngest will be the contingent Annuitant. The Contract Owner may designate a new Annuitant within 60 days of the death of the Annuitant. If the Annuitant was the sole Contract Owner and there is no beneficiary designation, the Annuitant’s estate will be the beneficiary.

If the Contract Owner is not an individual, and the Annuitant dies before the Annuity Start Date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the Contract Owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the Annuitant dies and any Contract Owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax and/or legal adviser for more information if the Contract Owner is not an individual.

16

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor Contract Owner if the Contract Owner, who is a spouse, dies before the income phase (annuity) start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the Annuitant or the Contract Owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the Contract Owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Please note that only the Standard Death Benefit is available on a Contract with joint Annuitants.

Change of or Beneficiary

During the Annuitant’s lifetime, you may transfer ownership of a nonqualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, the amount of the Earnings Multiplier Benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges (the Annuitant’s age for non-natural owners). The new owner’s death will determine when a death benefit is payable (the Annuitant’s death for non-natural owners).

Before Ownership Change	Maximum New Owner Issue Age	After Ownership Change
Standard Death Benefit	85	Standard Death Benefit
Annual Ratchet Enhanced Death Benefit	75	Annual Ratchet Enhanced Death Benefit
Annual Ratchet Enhanced Death Benefit	76	Standard Death Benefit
Max 7 Enhanced Death Benefit	69	Max 7 Enhanced Death Benefit
Max 7 Enhanced Death Benefit	70	Standard Death Benefit

For Contracts issued before May 1, 2009, the maximum new owner issue age was 75 for continuation of both the Annual Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit. Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. For Contracts issued before April 28, 2008, the maximum new owner issue age was 79 for continuation of both the Quarterly Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit. Otherwise, the death benefit after the ownership change will be the Standard Death Benefit, so long as the new owner is no older than age 85.

In the event the new owner is age 86 or older, or the new owner is not an individual (other than a trust for the benefit of the owner or Annuitant), the death benefit after the ownership change will be the Cash Surrender Value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit.

If you have elected the Earnings Multiplier Benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original Rider Date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the Earnings Multiplier Benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

17

An ownership change may cause a living benefit rider to terminate. Such depends on the rider and whether spousal continuation is allowed. For more information about an ownership change with the MGIB rider, please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit (the “MGIB rider”) Rider.” For more information with the LifePay Plus rider, please see “THE LIVING BENEFIT RIDERS – LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ LifePay Plus”) Rider.” And for more information with the Joint LifePay Plus rider, please see “LIVING BENEFIT RIDERS – Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider.”

A change of owner likely has tax consequences. See “FEDERAL TAX CONSIDERATIONS” in this prospectus.

You have the right to change beneficiaries during the Annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Internal Revenue Code of 1986 (the “Tax Code”). You may also restrict a beneficiary’s right to elect an income phase (annuity) payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to Customer Service. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We no longer offer the Contract for sale to new purchasers.

We will issue a Contract with the Standard Death Benefit SO LONG AS both the Annuitant and the Contract Owner were age 85 or younger at the time of application. Availability of an Enhanced Death Benefit option plus a living benefit rider wassubject to the following limitations.

Maximum Issue Age	Option	Additional Requirement
79	Annual Ratchet Enhanced Death Benefit	LifePay Plus rider or Joint LifePay Plus rider is also purchased.
75	Annual Ratchet Enhanced Death Benefit	All living benefit riders are available.
69	Max 7 Enhanced Death Benefit	No living benefit rider is available.

The maximum issue age applied to both the Annuitant and Contract Owner at the time of application. The Max 7 Enhanced Death Benefit was not available for purchase with any living benefit rider. Also, the maximum issue age for a Contract with the Standard Death Benefit was limited to age 75 to purchase the MGIB rider.

Before May 1, 2009, the maximum issue age was age 80 for a Contract with the Standard Death Benefit. Also, you could purchase a Contract with the Max 7 Enhanced Death Benefit SO LONG AS both the Annuitant and the Contract Owner were age 79 or younger at the time of application AND you purchase the LifePay Plus rider or Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Otherwise, the maximum issue age was 75 for a Contract with either the Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit. Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit.

The initial premium payment must have been $10,000 or more. You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the Free Look Period and up to the contract anniversary after your 85 th birthday. Under certain circumstances, we may have waived the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the Contract Value of all annuities that you maintain with us to exceed $1,500,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

18

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “CHARGES AND FEES” in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the Earnings Multiplier Benefit rider and your Contract will be an IRA, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits” in this prospectus. If this Contract was issued as an IRA, no contributions may be made for the taxable year in which you attain age 70½.

Crediting of Premium Payments

We will process your initial premium within two business days after receipt and allocate the payment according to the instructions you specify at the Accumulation Unit Value next determined, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within one business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to five business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

If a Subaccount is not available or requested in error, we will make inquiry about a replacement Subaccount. If we are unable to reach you or your representative within five days, we will consider the application incomplete. Once the completed application is received, we will allocate the payment to the Subaccounts of Separate Account B specified by you within two business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

•	If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within five days of the premium payment. If we do not receive the application or form within five days of the premium payment, we will refund the Contract Value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid; or
•	If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until Customer Service receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) proportionally according to the current variable Subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in these calculations. If a Subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other Subaccount(s) in your current allocation. For any subsequent premium payments, we will credit the payment designated for a Subaccount of Separate Account B at the Accumulation Unit Value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the Subaccounts selected by you, we convert the premium payment into Accumulation Units. We divide the amount of the premium payment allocated to a particular Subaccount by the value of an Accumulation Unit for the Subaccount to determine the number of Accumulation Units of the Subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each Subaccount vary with its investment performance.

19

In some states, we may require that an initial premium designated for a Subaccount of Separate Account B or the Fixed Account be allocated to a Subaccount specially designated by the Company (currently, the Voya Government Liquid Assets Portfolio Subaccount) during the Free Look Period. After the Free Look Period, we will convert your Contract Value (your initial premium plus any earnings less any expenses) into Accumulation Units of the Subaccounts you previously selected. The Accumulation Units will be allocated based on the Accumulation Unit Value next computed for each Subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the Guaranteed Interest Period you have chosen; however, in the future we may allocate the premiums to the specially designated Subaccount during the Free Look Period.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract Owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract Owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing or by calling (800) 366-0066.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

20

Cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit Values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the Contract Value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. You are responsible for keeping information about your Contract and appropriate identifying information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instruction, you will bear the loss.

Contract Value

We determine your Contract Value on a daily basis beginning on the Contract Date. Your Contract Value is the sum of (1) the Contract Value in the Fixed Interest Allocations; and (2) the Contract Value in each Subaccount in which you are invested.

Contract Value in Fixed Interest Allocations. The Contract Value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus Contract Value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such transfer or withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Contract Value in the Subaccounts. On the Contract Date, the Contract Value in the Subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the Subaccount. On the Contract Date, we allocate your Contract Value to each Subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the Free Look Period. In such a case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a Subaccount specially designated by the Company during the Free Look Period for this purpose (currently, the Voya Government Liquid Assets Portfolio).

On each business day after the Contract Date, we calculate the amount of Contract Value in each Subaccount as follows:

(1)	We take the Contract Value in the Subaccount at the end of the preceding business day;
(2)	We multiply (1) by the Subaccount’s Net Rate of Return since the preceding business day;
(3)	We add (1) and (2);
(4)	We add to (3) any additional premium payments, and then add or subtract any transfers to or from that Subaccount; and
(5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract. The Cash Surrender Value will fluctuate daily based on the investment results of the Subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See APPENDIX C for a description of the calculation of the surrender value under any Fixed Interest Allocation. We do not guarantee any minimum Cash Surrender Value. On any date during the accumulation phase, we calculate the Cash Surrender Value as follows: (1) we start with your Contract Value; (2) adjust for any Market Value Adjustment; and (3) deduct any charge for premium taxes, any redemption fees, the annual contract administrative fee (unless waived), any optional benefit rider charge and any other charges incurred but not yet deducted.

21

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the Annuitant is living and before the Annuity Start Date. A surrender is effective on the date we receive your written request and the Contract at Customer Service. After we receive all paperwork required for us to process your surrender, we will determine and pay the Cash Surrender Value at the price next determined. Once paid, all benefits under the Contract will terminate. You may receive the Cash Surrender Value in a single sum payment or apply it under one or more annuity options. We will usually pay the Cash Surrender Value within seven days.

Consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “FEDERAL TAX CONSIDERATIONS” for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional Subaccounts available to you under the Contract. These Subaccounts will invest in funds we find suitable for your Contract. We may also withdraw or substitute funds, subject to the conditions in your Contract, compliance with regulatory requirements, and subject to SEC approval.

We do not guarantee that each fund will always be available for investment through the Contract. If we feel that investment in any of the funds has become inappropriate for the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. Whether a fund has become inappropriate for the purposes of the Contract will be determined by us based upon factors that include, but are not limited to, the fund’s fees and expenses, performance history, actual or potential impact on our hedging program used to support our Contract guarantees, and the availability through the Contract of similarly styled and/or managed funds. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. If the most recent allocation instructions we have on file do not include any available Subaccounts, the amount to be allocated will be returned unless you provide us with alternative allocation instructions. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

Subject to SEC approval, we reserve the right to: (1) deregister Separate Account B under the 1940 Act; (2) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (3) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (4) restrict or eliminate any voting rights as to Separate Account B; (5) combine Separate Account B with other accounts; and (6) transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Contract belongs.

We will provide you with written notice before we make any of these changes.

We do not recommend or endorse any particular fund, and we do not provide investment advice.

Fixed Interest Allocation (The Fixed Account or Fixed Interest Division)

The Fixed Interest Allocation option that may be available through your contract is the Fixed Account. The Fixed Account is a segregated asset account which contains the assets that support a Contract Owner’s investment in this option. See APPENDIX C and your Contract, including any endorsements and riders, for more information. In the event the Fixed Account is not available in your state, then the Fixed Interest Allocation is the Fixed Interest Division. Accordingly, see APPENDIX D, instead for more information.

State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. Material variations are described in APPENDIX L. Also see your Contract, including any endorsements and riders, for the details.

LIVING BENEFIT RIDERS

Some features and benefits of the Contract, if available, are available by rider for an additional charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “CHARGES AND FEES – Optional Rider Charges” for information on rider charges.

22

The optional riders may not be available for all investors. Please check your application for the Contract to be sure. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific fund under the Contract. You should consult a qualified financial adviser in evaluating the riders. Customer Service may be able to answer your questions. The telephone number is (800) 366-0066.

The Contract has three living benefit riders offering protection against the investment risks with your Contract:

•	The Minimum Guaranteed Income Benefit rider, which may be appropriate if you are concerned about having a minimum amount of income in annuitizing your Contract;
•	The LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which may be appropriate if you are concerned that you may outlive your income; and
•	The Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which may be appropriate if you are married and concerned that you and your spouse may outlive your income.

These living benefit riders are described further below. You may only add one living benefit rider to your Contract. You should not elect the LifePay Plus Minimum Guaranteed Withdrawal Benefit rider with multiple owners, unless the owners are spouses. More information about earlier versions of the guaranteed withdrawal benefit riders (including lifetime versions) is in the appendices.

Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)

The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date (as defined below), regardless of fluctuating market conditions. The minimum guaranteed amount of annuity income will depend on the amount of premiums you pay during the first five Contract Years after you purchase the rider, the amount of Contract Value you allocate or transfer to Special Funds (as defined below) or Excluded Funds (as defined below), the MGIB Rate (as defined below), the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the MGIB rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the benefit under the MGIB rider.

Purchase. The MGIB rider is no longer available for purchase, including purchase by owners of existing Contracts.

Rider Date. The Rider Date is the date the optional benefit rider becomes effective. The Rider Date is also the Contract Date if you purchased the rider when the Contract was issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract’s Free Look Period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the Free Look Period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The MGIB rider is a “living benefit,” which means the guaranteed benefit offered by the MGIB rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The MGIB rider automatically terminates if:

•	You annuitize, surrender or otherwise terminate your Contract during the accumulation phase;
•	You die during the accumulation phase (first owner to die if there are multiple Contract Owners, or at death of Annuitant if the Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract;
•	The Contract Value is insufficient to pay the charge for the MGIB rider; or
•	There is a change in Contract Ownership (other than a spousal beneficiary continuation upon your death).

Rider Charge. The current charge we deduct under the MGIB Rider is 0.75% annually of the MGIB Charge Base. The MGIB Charge Base is the greater of (1) and (2) below, where:

(1)	Is the lesser of the Maximum MGIB Rollup Base and the sum of (a), (b) and (c) where:
(a)	is the MGIB Rollup Base for Covered Funds;
(b)	is the MGIB Rollup Base for Special Funds (as defined below); and
(c)	is the MGIB Rollup Base for Excluded Funds; and
(2)	Is the sum of (a) and (b) where:
(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds; and
(b)	is the MGIB Ratchet Base for Excluded Funds.

23

For definitions of the Maximum MGIB Rollup Base, the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds, the MGIB Rollup Base for Excluded Funds, the MGIB Ratchet Base for Covered Funds and Special Funds and the MGIB Ratchet Base for Excluded Funds, see the “Calculation of the MGIB Rollup Bases” and “Calculation of the MGIB Ratchet Bases” below.

Fund Categories. The MGIB Benefit Base (as defined below) is tracked separately for Covered Funds, Special Funds and Excluded Funds. These fund categories apply to all calculations under the MGIB rider. Please see “THE FUNDS – Covered Funds, Special Funds and Excluded Funds .”

Covered Funds are any investment options not designated as Special Funds or Excluded Funds. As of July 11, 2014, the Voya Intermediate Bond Portfolio was designated as a Covered Fund for all current and future investments.

The following investment options are currently designated as Special Funds for purposes of calculating the MGIB Benefit Base:

•	Voya Government Liquid Assets Portfolio; and
•	Fixed Interest Allocation.

For Contracts with the MGIB rider purchased before August 21, 2006 (subject to availability), the Voya Intermediate Bond Portfolio is designated as a Special Fund but was closed to new allocations effective March 12, 2004. Please note that the ProFunds VP Rising Rates Opportunity portfolio is also a Special Fund, but it was closed to new allocations, effective April 30, 2007.

No investment options are currently designated as Excluded Funds.

Fixed Allocation Funds Automatic Rebalancing. In order to mitigate the insurance risk inherent in our guarantee to provide you a guaranteed minimum amount of annuity income if you annuitize on the MGIB date, (subject to the terms and restrictions of the MGIB rider), we require that your Contract Value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that a proportion of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the Contract, as described below.

For Contracts with the MGIB rider purchased on and after August 21, 2006 (subject to availability), there is an allocation requirement. If the Contract Value in the Fixed Allocation Funds (as defined below) is less than a percentage of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds (as defined below) on any MGIB Rebalancing Date (as defined below), we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that the appropriate percentage of this amount is allocated to the Fixed Allocation Funds. This is called Fixed Allocation Funds Automatic Rebalancing and the percentage is stated in your Contract. Currently, the minimum Fixed Allocation Fund percentage is zero. Accepted Funds are excluded from this rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date.

The MGIB Rebalancing Dates occur on each contract anniversary and after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the MGIB rider is not continued under the spousal continuation right, when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract any allocation of Contract Value to the Fixed Allocation Funds will be considered a Covered Fund while the rider is in effect.

All funds available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the fund restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

24

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. By electing to purchase the MGIB rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the MGIB rider if you do not wish to have your Contract Value reallocated in this manner.

MGIB Benefit Base. The MGIB Benefit Base (as defined below) is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a Contract Value, nor does it guarantee performance of the Subaccounts in which you are invested. It is also not used in determining the amount of your Cash Surrender Value and death benefits. Any reset of Contract Value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Rollup Base (as defined below). On the MGIB Date, your MGIB Benefit Base is the greater of (1) and (2), where:

(1)	Is the lesser of the Maximum MGIB Rollup Base (as defined below) and the sum of (a), (b), and (c) where:
(a)	is the MGIB Rollup Base for Covered Funds;
(b)	is the MGIB Rollup Base for Special Funds; and
(c)	is the Contract Value allocated to Excluded Funds; and
(2)	Is the sum of (a) and (b) where:
(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds (as defined below); and
(b)	is the Contract Value allocated to Excluded Funds.

The MGIB Benefit Base calculation differs from the MGIB Charge Base calculation because it uses the Contract Value allocated to Excluded Funds rather than the MGIB Ratchet Base and MGIB Rollup Base allocated to Excluded Funds. This means that the amount on which you pay charges for the MGIB rider may be higher than the amount used to calculate your benefit under the MGIB rider.

Calculation of MGIB Rollup Bases. The Maximum MGIB Rollup Base is 250% of eligible premiums adjusted proportionally for withdrawals, subject to availability (300% otherwise and for Contracts with the MGIB rider purchased before August 21, 2006). This means that the Maximum MGIB Rollup Base is reduced for withdrawals by the same proportion that the withdrawal reduces the Contract Value. The Maximum MGIB Rollup Base is not allocated by fund category.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those premiums added more than five years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Bases.

The MGIB Rate is currently 6% (7% if this rider was purchased before May 1, 2009). The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

Withdrawals reduce each MGIB Rollup Base proportionally. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e., Covered Funds, Special Funds or Excluded Funds) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal (including Market Value Adjustment). This means that the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds or the MGIB Rollup Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the Contract Value allocated to Covered Funds, Special Funds or Excluded Funds. For example, if the Contract Value in Covered Funds is reduced by 25% as the result of a withdrawal (including Market Value Adjustment), the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

25

When you make transfers between Covered Funds, Special Funds and Excluded Funds, net transfers from a fund category will reduce the applicable MGIB Rollup Base for that fund category proportionally. This means a reduction by the same percentage as the transfer bears to the Contract Value in the fund category. For example, if the Contract Value in Covered Funds is $1,000 and the transfer from Covered Funds to Excluded Funds is $250, then the Contract Value in Covered Funds is reduced by 25%. In a case where the MGIB Rollup Base for Covered Funds is $1,200, the MGIB Rollup Base for Covered Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Rollup Base for Excluded Funds is increased by the reduction in the MGIB Rollup Base for Covered Funds, or $300.

In a case where the MGIB Rollup Base for Covered Funds is greater than the Contract Value in Covered Funds, a transfer from Covered Funds will result in the MGIB Rollup Base for Covered Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Rollup Base for Covered Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Rollup Base for Excluded Funds proportionally. But the resulting increase in the MGIB Rollup Base for Covered Funds or Special Funds, as applicable, will equal the lesser of the Contract Value transferred and the reduction in the MGIB Rollup Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the Contract Value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Rollup Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer: You pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

Calculation of MGIB Ratchet Bases. The MGIB Ratchet Base for Covered Funds and Special Funds equals:

(1)	On the Rider Date, eligible premiums or the Contract Value (if the rider is added after the Contract Date) allocated to Covered Funds and Special Funds;
(2)	On each contract anniversary prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:
(a)	the current Contract Value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and
(b)	the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior contract anniversary, adjusted for any new eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.
For Contracts with the MGIB rider purchased before January 12, 2009, the MGIB Ratchet Base for Covered Funds and Special Funds is recalculated on each “quarterly anniversary date” prior to attainment of age 90. A “quarterly anniversary date” is the date three months from the Contract Date that falls on the same date in the month as the Contract Date. For example, if the Contract Date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of the month.
Whenever the date falls on a weekend or holiday, we will use the value as of the subsequent business day.
(3)	At other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the corresponding MGIB Ratchet Base from the prior contract anniversary (the prior quarterly anniversary date for Contracts with the MGIB rider purchased before January 12, 2009), adjusted for subsequent eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

The MGIB Ratchet Base for Excluded Funds has a corresponding definition with respect to amounts allocated to Excluded Funds. The MGIB Ratchet Base for Excluded Funds is used only for transfer adjustments and MGIB rider charges. It is not included in the MGIB Ratchet Benefit Base used to determine benefits.

Eligible premiums are those premiums added more than five years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are not added to the MGIB Ratchet Bases, but would be added to your Contract Value.

26

Withdrawals reduce each MGIB Ratchet Base proportionally. The percentage reduction in the MGIB Ratchet Base for each fund category (i.e., Covered Funds and Special Funds or Excluded Funds) equals the percentage reduction in Contract Value in that fund category resulting from the withdrawal (including Market Value Adjustment). This means that the MGIB Ratchet Base for Covered Funds and Special Funds or the MGIB Ratchet Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal (including Market Value Adjustment) reduces the Contract Value allocated to Covered Funds and Special Funds or Excluded Funds. For example, if the Contract Value in Covered Funds and Special Funds is reduced by 25% as the result of a withdrawal (including Market Value Adjustment), the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds or Special Funds and Excluded Funds, net transfers will reduce the MGIB Ratchet Base for Covered Funds and Special Funds proportionally. This means a reduction by the same percentage as the transfer bears to the Contract Value in Covered Funds and Special Funds. For example, if the Contract Value in Covered Funds and Special Funds is $1,000 and a transfer from Covered Funds or Special Funds to Excluded Funds is $250, then the Contract Value in Covered Funds and Special Funds is reduced by 25%. In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is $1,200, the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Rollup Base for Excluded Funds is increased by the reduction in the MGIB Ratchet Base for Covered Funds and Special Funds, or $300.

In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is greater than the Contract Value in Covered Funds and Special Funds, a transfer from Covered Funds and Special Funds will result in the MGIB Ratchet Base for Covered Funds and Special Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Ratchet Base for Covered Funds and Special Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Ratchet Base for Excluded Funds proportionally. But the resulting increase in the MGIB Ratchet Base for Covered Funds and Special Funds will equal the lesser of the Contract Value transferred and the reduction in the MGIB Ratchet Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the Contract Value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Ratchet Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer: You pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

MGIB Date. Your MGIB Date is the next contract anniversary occurring after the date when you decide to exercise your right to annuitize under the MGIB rider, or any other special exercise date that we may make available upon prior written notice.

MGIB Annuity Income. Ordinarily, the amount of income that will be available to you on the Annuity Start Date is based on your Contract Value, the annuity option you selected and the guaranteed income factors or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

•	Your annuity income based on your Contract Value on the MGIB Date adjusted for any Market Value Adjustment (see APPENDIX C) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;
•	Your annuity income based on your Contract Value on the MGIB Date adjusted for any Market Value Adjustment (see APPENDIX C) applied to the then-current income factors in effect for the annuity option you selected; or
•	The MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see APPENDIX C) that would otherwise apply at annuitization.

27

MGIB Income Factors. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed income factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the Contract Value in the future is unknown, so the income provided under a Contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the MGIB rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base is sufficiently in excess of the Contract Value to offset the additional conservatism reflected in the MGIB rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the Contract Value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the MGIB rider. Please see “APPENDIX F – Examples of Minimum Guaranteed Income Benefit Calculation.”

MGIB Annuity Options. Prior to your latest Annuity Start Date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. The MGIB must be exercised in the 30-day period prior to any contract anniversary. At your request, the Company may, at its discretion, extend the latest contract Annuity Start Date without extending the MGIB Date.

The following are the MGIB annuity options available under the MGIB Rider:

•	Income for Life (single life or joint life with 100% Survivor) and 10-20 year fixed period;
•	Income for 20-30 year fixed period; and
•	Any other annuity option offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB annuity options available under the MGIB Rider. This option may only be exercised in the 30 day period prior to a contract anniversary The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced proportionally. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize remaining value under the Contract without regard to the MGIB rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and MGIB rider values. This means the contract and MGIB rider values will be adjusted proportionally. See “Calculation of MGIB Rollup Bases” and “Calculation of MGIB Ratchet Bases,” above.

Notification. On or before 30 days prior to each possible MGIB Date, we will provide you with a notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

Change of Owner and Annuitant. The MGIB rider will terminate upon a change of ownership unless the change is due to spousal continuation at the time of the owner’s death. Once you purchase the MGIB rider, the Annuitant may not be changed except when an Annuitant who is not a Contract Owner dies prior to annuitization. In such a case, a new Annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.

Death of Owner. The MGIB rider and the MGIB rider charges automatically terminate if you die during the accumulation phase (first owner to die if there are multiple Contract Owners, or at death of the Annuitant if the Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using Contract income factors that may be higher than the MGIB rider income factor.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider income factors are generally more conservative than the Contract income factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract Value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

28

LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider

The LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the Annuitant, even if these withdrawals reduce your Contract Value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Important Note:
We introduced the LifePay Plus rider on August 20, 2007 and launched changes to it on April 28, 2008, and January 12, 2009, subject to state approval where applicable. The below information pertains to the form of the LifePay Plus rider which was available for sale from May 1, 2009, through March 15, 2010, in states where approved. If this form of the LifePay Plus rider was not approved for sale in your state when you purchased the rider, then please see APPENDIX I for the information about the form of the LifePay Plus rider which was available to you.

Eligibility. The Annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint Annuitants are not allowed. The maximum issue age is 85 (owner and Annuitant must age qualify). The issue age is the age of the owner (or the Annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The LifePay Plus rider is not available for purchase with the Max 7 Enhanced Death Benefit. The LifePay Plus rider is subject to broker/dealer availability. Please note that the LifePay Plus rider will not be issued until your Contract Value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

The LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts. Previously, Contracts issued on and after November 1, 2004, were eligible for the LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have had a living benefit rider. There is an election form for this purpose. Please contact Customer Service for more information.

Rider Effective Date. The rider effective date is the date that coverage under the LifePay Plus rider begins. If you purchase the LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract Date. If the LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a Contract Year from the Contract Date.

No Cancellation. Once you purchase the LifePay Plus rider, you may not cancel it unless you: (1) cancel the Contract during the Contract’s Free Look Period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the LifePay Plus rider.

Termination. The LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: (1) terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract: or begin receiving income phase payments in lieu of payments under the LifePay Plus rider; or (2) die during the accumulation phase (first owner to die if there are multiple Contract Owners, or death of Annuitant if Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The LifePay Plus rider also terminates with a change in Contract Ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any Contract Year once the Lifetime Withdrawal Phase begins – we use the LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the Contract. Also, the LifePay Plus rider offers the Income Optimizer. The guarantee continues when the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract Value would be zero) until the Annuitant’s death. The LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals. The LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The LifePay Plus rider allows for spousal continuation.

LifePay Plus Base. The LifePay Plus Base is first calculated when you purchase the LifePay Plus rider: (1) on the Contract Date – equal to the initial premium; or (2) after the Contract Date – equal to the Contract Value on the effective date of the rider.

29

The LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the LifePay Plus Base as the MGWB Base in the LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a Contract Year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the LifePay Plus Base. These withdrawals will not incur a negative Market Value Adjustment associated with any Fixed Account Allocations.

Say, for example, the current Contract Value is $90,000 on a Contract with the LifePay Plus rider in the Lifetime Withdrawal Phase. The LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract Value to $85,000, the LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a Contract Year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is also a withdrawal after spousal continuation of the Contract but before the LifePay Plus rider’s guarantees resume, which occurs on the next quarterly contract anniversary following spousal continuation. An Excess Withdrawal will cause a proportional reduction of the LifePay Plus Base – in the same proportion as Contract Value is reduced by the portion of the withdrawal that is considered excess or by a Market Value Adjustment associated with any Fixed Account Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same Contract Year when the LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The LifePay Plus Base is recalculated on each contract anniversary to equal the greater of: (1) the current LifePay Plus Base; or (2) the current Contract Value. We call this recalculation the Annual Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five Contract Years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

Step-up. The LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding Contract Year – to equal the greatest of: (1) the current LifePay Plus Base; (2) the current Contract Value; and (3) the LifePay Plus Base on the previous contract anniversary, increased by the Step-up.

The amount of the Step-up is the product of the Step-up Tracker on the previous contract anniversary times the Step-up percent, currently 6%. The Step-up Tracker is only used to calculate the amount of the Step-up. Initially, it equals the LifePay Plus Base. Any premiums received during a Contract Year are added to the Step-up Tracker and eligible for a partial Step-up. Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-Up. Like the LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a proportional adjustment for any Excess Withdrawals.

Please note that no partial Step-up is available in the first year after you purchase this rider post issue of the Contract. Your first opportunity for a Step-up will not be until the first contract anniversary after a full Contract Year has elapsed since the rider effective date. Say, for example, that with a Contract purchased on January 1, 2007, the Contract Owner decides to add the LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full Contract Year will not have elapsed since the rider effective date, the LifePay Plus Base will not be eligible for a Step-up. Rather, the first opportunity for a Step-up with this Contract is on January 1, 2009.

30

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the Annuitant is age 59½. On this date, the LifePay Plus Base is recalculated to equal the greater of the current LifePay Plus Base or the Contract Value on the previous business day. The Lifetime Withdrawal Phase will continue until the earliest of:

•	The date annuity payments begin (see “THE ANNUITY OPTIONS”);
•	Reduction of the Contract Value to zero by an Excess Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
•	Surrender of the Contract; or
•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract Value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the LifePay Plus rider guarantees to be available for withdrawal from the Contract in any Contract Year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or a Step-up. Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the Annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract Value on the previous business day is greater than the LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the LifePay Plus Base will be set equal to that Contract Value. The greater the LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.

Income Optimizer. The LifePay Plus rider offers the option to elect to receive the Maximum Annual Withdrawal in systematic installments over the Annuitant’s life. We call this option the Income Optimizer. You may elect the Income Optimizer during the Lifetime Withdrawal Phase. This election is in lieu of the Contract’s other annuity options, and these payments will be subject to the same tax treatment as an annuity payment. Please see “FEDERAL TAX CONSIDERATIONS” for more information. The Income Optimizer is only available on nonqualified Contracts.

The frequency of payments under the Income Optimizer may be annual, quarterly or monthly. While you are receiving payments under the Income Optimizer, the LifePay Plus Base remains eligible for Annual Ratchets. Your Contract may still have a Contract Value and death benefit. Spousal continuation of payments under the Income Optimizer is permitted. Any withdrawals in excess of the Maximum Annual Withdrawal are Excess Withdrawals that would cause a proportional reduction of the LifePay Plus Base, as well as a reduction of the Maximum Annual Withdrawal.

Your election is subject to restrictions – you may not: (1) revoke your election; (2) add on premiums; (3) exchange the Contract; (4) annuitize the Contract; or (5) change ownership (except as permitted under “Change of Owner or Annuitant” below). Once you choose the frequency of payments, you may not change it. Also, the specified percentage of your Contract Value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited. Please see “Investment Option Restrictions” below for the details. You may surrender your Contract at any time.

31

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining Contract Value and death benefit and the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. The Terminal Date is the contract anniversary following the Annuitant’s 95th birthday. Alternatively, you may wish to extend the Terminal Date to the contract anniversary following the Annuitant’s 115th birthday in order to liquidate your Contract Value that may remain before the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. Regardless, your payments of the Maximum Annual Withdrawal will continue during the Lifetime Automatic Periodic Benefit Status until the death of the Annuitant. We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

Lifetime Income Annuity Option. In the event the Contract’s annuity commencement date is reached while the LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only annuity option, in lieu of the Contract’s other annuity options. Payments under this option are based on the minimum annual payment factors for each $1,000 reflected in the rider data table and will never be less than the same frequency of payments of the Maximum Annual Withdrawal at that time. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

Required Minimum Distributions. The LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract Year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets or upon spousal continuation of the LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract Value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract Value to be reduced to zero will terminate the LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: (1) the Contract will provide no further benefits (including death benefits) other than as provided under the LifePay Plus rider; (2) no further premium payments will be accepted; and (3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the Annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the Annuitant’s death.

If when the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that Contract Year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract Value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the Annuitant is age 59½. During this time, the LifePay Plus rider’s death benefit remains payable upon the Annuitant’s death. Also, the LifePay Plus Base remains eligible for Step-ups. Once the LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the LifePay Plus Base.

32

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

Investment Option Restrictions. While the LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract Value may be allocated. Contract Value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such Contract Value in the Fixed Allocation Funds, which is 30%; 40% with the Income Optimizer.

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The LifePay Plus rider will not be issued until your Contract Value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All funds available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than the required specified percentage of the total Contract Value allocated among the Fixed Allocation Funds and Other Funds on any LifePay Plus Rebalancing Date (30%; 40% with the Income Optimizer), we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The LifePay Plus Rebalancing Dates occur on the rider effective date and each quarterly contract anniversary. Also, after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

Death of Owner or Annuitant. The LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the date of death of the owner (or in the case of joint owners, the first owner), or the Annuitant if there is a non-natural owner. Also, a LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the Annuitant’s death.

33

LifePay Plus Death Benefit Base. The LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The LifePay Plus Death Benefit Base is first calculated when you purchase the LifePay Plus rider: (1) on the Contract Date – equal to the initial premium; or (2) after the Contract Date – equal to the Contract Value on the rider effective date.

The LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “LifePay Plus Base – Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the LifePay Plus rider. Please note that the LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

In the event the LifePay Plus Death Benefit Base is greater than zero when the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the LifePay Plus Death Benefit Base being reduced to zero or the Annuitant’s death. Upon the Annuitant’s death, any remaining LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, provided the spouse becomes the Annuitant and sole owner. At the time the Contract is continued, the LifePay Plus Base is recalculated to equal the Contract Value, inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original Annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the LifePay Plus Base is recalculated to equal the greater of: (1) the Contract Value, inclusive of the guaranteed death benefit; and (2) the last calculated LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation. Regardless, the LifePay Plus rider’s guarantees resume on the next quarterly contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the Contract but before the LifePay Plus rider’s guarantees resume are Excess Withdrawals. The LifePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the LifePay Plus Base.

The Maximum Annual Withdrawal is also recalculated at the same time as the LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the Annuitant is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new Annuitant’s age, multiplied by the LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract Value on the previous business day is greater than the LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the LifePay Plus Base will be set equal to that Contract Value before the Maximum Annual Withdrawal is first calculated. The rider will be eligible for any Step-ups that may remain, and the Step-up Tracker will be recalculated at the same time as the LifePay Plus Base. Also, upon spousal continuation, the LifePay Plus Death Benefit Base equals the LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

In the event the Income Optimizer was elected, systematic installments of the Maximum Annual Withdrawal will continue, SO LONG AS the surviving spouse as Annuitant is age 59½. The amount of these continuing payments may change since both the LifePay Plus Base and the Maximum Annual Withdrawal are recalculated based on the new Annuitant’s age. The rider under the Income Optimizer will remain subject to the higher required specified percentage for allocations to the Fixed Allocation Funds, even if upon spousal continuation the Lifetime Withdrawal Phase has not yet begun, and there is no Maximum Annual Withdrawal, because the Annuitant is not yet age 59½.

Contrary to the Joint LifePay Plus rider, spousal continuation of the LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the LifePay Plus rider provides for spousal continuation only a quarterly contract anniversary (subject to the spouse becoming the Annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the LifePay Plus rider, you might instead want to purchase the Joint LifePay Plus rider.

Change of Owner or Annuitant. The LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon any ownership change or change of Annuitant, except for:

•	Spousal continuation as described above;

34

•	Change of owner from one custodian to another custodian;
•	Change of owner from a custodian for the benefit of an individual to the same individual;
•	Change of owner from an individual to a custodian for the benefit of the same individual;
•	Collateral assignments;
•	Change in trust as owner where the individual owner and the grantor of the trust are the same individual;
•	Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;
•	Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual;
•	Change of owner pursuant to a court order; and
•	Change of qualified plan ownership to that of the beneficial owner.

Surrender Charges. This Contract does not deduct any surrender charges on withdrawals.

Loans. No loans are permitted on Contracts with the LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider

The Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your Contract Value to zero. You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

Important Note:
We introduced the Joint LifePay Plus rider on August 20, 2007, and launched changes to it on April 28, 2008, and January 12, 2009, subject to state approval where applicable. The below information pertains to the form of the Joint LifePay Plus rider which was available for sale from May 1, 2009, through March 15, 2010, in states where approved. If this form of the Joint LifePay Plus rider was not approved for sale in your state when you purchased the rider, then please see APPENDIX I for the information about the form of the Joint LifePay Plus rider which was available to you.

Eligibility. The Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, Annuitant and beneficiary requirements below. The maximum issue age is 85. Both spouses must meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The Joint LifePay Plus rider is not available for purchase with the Max 7 Enhanced Death Benefit. The Joint LifePay Plus rider is subject to broker/dealer availability. Please note that the Joint LifePay Plus rider will not be issued unless the required owner, Annuitant and beneficiary designations are met, and until your Contract Value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

The Joint LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts. Previously, Contracts issued on and after November 1, 2004 were eligible for the Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have had a living benefit rider. There is an election form for this purpose. Please contact Customer Service for more information.

Owner, Annuitant and Beneficiary Designations. For nonqualified Contracts: (1) joint owners must be spouses, and one of the owners the Annuitant; and (2) for a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary. For qualified Contracts, there may only be one owner who must also be the Annuitant, and then the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs. Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified Contract. The Annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs. We reserve the right to verify the date of birth and social security number of both spouses.

Rider Effective Date. The rider effective date is the date that coverage under the Joint LifePay Plus rider begins. If you purchase the Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract Date. If the Joint LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a Contract Year from the Contract Date.

35

Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the Joint LifePay Plus rider. There must be two Active Spouses when you purchase the Joint LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the Annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the Joint LifePay Plus rider, including continuing the Joint LifePay Plus rider upon spousal continuation of the Contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse being deactivated include:

•	For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;
•	For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or
•	The spouse’s death.

An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners. However, all charges for the Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or owner changes on the Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

No Cancellation. Once you purchase the Joint LifePay Plus rider, you may not cancel it unless you: (1) cancel the Contract during the Contract’s Free Look Period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the Joint LifePay Plus rider.

Termination. The Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: (1) terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract or begin receiving income phase payments in lieu of payments under the Joint LifePay Plus rider; or (2) die during the accumulation phase (first owner to die if there are multiple Contract Owners, or death of Annuitant if the Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse). The Joint LifePay Plus rider also terminates with a change in Contract Ownership (other than a spousal beneficiary continuation on your death by an Active Spouse). Other circumstances that may cause the Joint LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the Joint LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any Contract Year once the Lifetime Withdrawal Phase begins – we use the LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the Contract. Also, the Joint LifePay Plus rider offers the Income Optimizer. The guarantee continues when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract Value would be zero) until the last Active Spouse’s death. The LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals. The Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Joint LifePay Plus rider allows for spousal continuation.

LifePay Plus Base. The LifePay Plus Base is first calculated when you purchase the Joint LifePay Plus rider: (1) on the Contract Date – equal to the initial premium; or (2) after the Contract Date – equal to the Contract Value on the effective date of the rider.

The LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the LifePay Plus Base as the MGWB Base in the Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a Contract Year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the LifePay Plus Base. These withdrawals will not incur a negative Market Value Adjustment associated with any Fixed Account Allocations.

36

Say, for example, the current Contract Value is $90,000 on a Contract with the Joint LifePay Plus rider in the Lifetime Withdrawal Phase. The LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract Value to $85,000, the LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a Contract Year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a proportional reduction of the LifePay Plus Base – in the same proportion as Contract Value is reduced by the portion of the withdrawal that is considered excess or by a Market Value Adjustment associated with any Fixed Account Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same Contract Year when the Joint LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of: (1) the current LifePay Plus Base; or (2) the current Contract Value. We call this recalculation the Annual Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Joint LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the Joint LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five Contract Years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

Step-up. The LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding Contract Year – to equal the greatest of: (1) the current LifePay Plus Base; (2) the current Contract Value; and (3) the LifePay Plus Base on the previous contract anniversary, increased by the Step-up.

The amount of the Step-up is the product of the Step-up Tracker on the previous contract anniversary times the Step-up percent, currently 6%. The Step-up Tracker is only used to calculate the amount of the Step-up. Initially, it equals the LifePay Plus Base. Any premiums received during a Contract Year are added to the Step-up Tracker and eligible for a partial Step-up. Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-up. Like the LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a proportional adjustment for any Excess Withdrawals.

Please note that no partial Step-up is available in the first year after you purchase this rider post issue of the Contract. Your first opportunity for a Step-up will not be until the first contract anniversary after a full Contract Year has elapsed since the rider effective date. Say, for example, that with a Contract purchased on January 1, 2007, the Contract Owner decides to add the Joint LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full Contract Year will not have elapsed since the rider effective date, the LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59½. On this date, the LifePay Plus Base is recalculated to equal the greater of the current LifePay Plus Base or the Contract Value on the previous business day. The Lifetime Withdrawal Phase will continue until the earliest of:

•	The date annuity payments begin (see “THE ANNUITY OPTIONS”);
•	Reduction of the Contract Value to zero by an Excess Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
•	Surrender of the Contract;
•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or
•	The last Active Spouse dies.

37

The Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract Value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any Contract Year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or a Step-up. Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract Value on the previous business day is greater than the LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the LifePay Plus Base will be set equal to that Contract Value. The greater the LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.

Income Optimizer. The Joint LifePay Plus rider offers the option to elect to receive the Maximum Annual Withdrawal in systematic installments over the lives of both Active Spouses. We call this option the Income Optimizer. You may elect the Income Optimizer during the Lifetime Withdrawal Phase. This election is in lieu of the Contract’s other annuity options, and these payments will be subject to the same tax treatment as an annuity payment. The Income Optimizer is only available on nonqualified Contracts.

The frequency of payments under the Income Optimizer may be annual, quarterly or monthly. While you are receiving payments under the Income Optimizer, the LifePay Plus Base remains eligible for Annual Ratchets. Your Contract may still have a Contract Value and death benefit. Spousal continuation of payments under the Income Optimizer is permitted. Any withdrawals in excess of the Maximum Annual Withdrawal are Excess Withdrawals that would cause a proportional reduction of the LifePay Plus Base, as well as a reduction of the Maximum Annual Withdrawal.

Your election is subject to restrictions – you may not: (1) revoke your election; (2) add on premiums; (3) exchange the Contract; (4) annuitize the Contract; or (5) change ownership (except as permitted under “Change of Owner or Annuitant” below). Once you choose the frequency of payments, you may not change it. Also, the specified percentage of your Contract Value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited. Please see “Investment Option Restrictions” below for the details. You may surrender your Contract at any time.

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining Contract Value and death benefit and the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. The Terminal Date is the contract anniversary following the youngest Active Spouse’s 95th birthday. Alternatively, you may wish to extend the Terminal Date to the contract anniversary following the youngest Active Spouse’s 115th birthday in order to liquidate your Contract Value that may remain before the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. Regardless, your payments of the Maximum Annual Withdrawal will continue during the Lifetime Automatic Periodic Benefit Status until the death of the last Active Spouse. We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

Lifetime Income Annuity Option. In the event the Contract’s annuity commencement date is reached while the Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only annuity option, in lieu of the Contract’s other annuity options. Payments under this option will be joint life if both Active Spouses are living, or for the life of the only Active Spouse, and are based on the minimum annual payment factors for each $1,000 reflected in the rider data table. Also, these payments will never be less than the same frequency of payments of the Maximum Annual Withdrawal at that time. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

38

Required Minimum Distributions. The Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract Year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets or upon spousal continuation of the Joint LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract Value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract Value to be reduced to zero will terminate the Joint LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: (1) the Contract will provide no further benefits (including death benefits) other than as provided under the Joint LifePay Plus rider; (2) no further premium payments will be accepted; and (3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that Contract Year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract Value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 59½. During this time, the Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death. Also, the LifePay Plus Base remains eligible for Step-ups. Once the Joint LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the LifePay Plus Base. If an Active Spouse were to die while Lifetime Automatic Periodic Benefit Status is deferred, then when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

39

Investment Option Restrictions. While the Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract Value may be allocated. Contract Value allocated to funds other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such Contract Value in the Fixed Allocation Funds, which is 30%; 40% with the Income Optimizer. See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The Joint LifePay Plus rider will not be issued until your Contract Value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All funds available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than the required specified percentage of the total Contract Value allocated among the Fixed Allocation Funds and Other Funds on any Joint LifePay Plus Rebalancing Date (30%; 40% with the Income Optimizer), we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.

Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The Joint LifePay Plus Rebalancing Dates occur on the rider effective date and each quarterly contract anniversary. Also, after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Joint LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or Annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the LifePay Plus Base. See “LifePay Plus Base - Withdrawals and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

Death of Owner or Annuitant. The Joint LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

40

LifePay Plus Death Benefit Base. The Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The LifePay Plus Death Benefit Base is first calculated when you purchase the Joint LifePay Plus rider: (1) on the Contract Date – equal to the initial premium; or (2) after the Contract Date – equal to the Contract Value on the rider effective date.

The LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the Joint LifePay Plus rider. Please note that the LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

In the event the LifePay Plus Death Benefit Base is greater than zero when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death. Upon the last Active Spouse’s death, any remaining LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active Spouse. At that time, the LifePay Plus Base is recalculated to equal the greater of: (1) the Contract Value, inclusive of the guaranteed death benefit; and (2) the last calculated LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the last Active Spouse’s age, multiplied by the LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Joint LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract Value on the previous business day is greater than the LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the LifePay Plus Base will be set equal to that Contract Value before the Maximum Annual Withdrawal is first calculated. The rider will be eligible for any Step-ups that may remain, and the Step-up Tracker will be recalculated at the same time as the LifePay Plus Base. Also, upon spousal continuation, the LifePay Plus Death Benefit Base equals the LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

Change of Owner or Annuitant. The Joint LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon any ownership change or change of Annuitant, except for:

•	Spousal continuation as described above;
•	Change of owner from one custodian to another custodian;
•	Change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);
•	Change of owner from an individual to a custodian for the benefit of the same individual;
•	Collateral assignments;
•	For nonqualified Contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;
•	For nonqualified Contracts only, the removal of a joint owner, provided the removed joint owner is an Active Spouse and becomes the sole primary beneficiary; and
•	Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Surrender Charges. This Contract does not deduct any surrender charges on withdrawals.

Loans. No loans are permitted on Contracts with the Joint LifePay Plus rider.

41

Taxation. For more information about the tax treatment of amounts paid to you under the Joint LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

WITHDRAWALS

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the Contract Owner. If you request a withdrawal for more than 90% of the Cash Surrender Value and the remaining Cash Surrender Value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract.

You need to submit to us a request specifying the Fixed Interest Allocations or Subaccounts from which to withdraw amounts, otherwise we will make the withdrawal proportionally from all of the Subaccounts in which you are invested. If there is not enough Contract Value in the Subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the Guaranteed Interest Periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax and/or legal adviser. We will determine the Contract Value as of the close of business on the day we receive your withdrawal request at Customer Service. The Contract Value may be more or less than the premium payments made.

If any limitation on allocations to the Restricted Funds has been exceeded, subsequent withdrawals must be taken so that the percentage of Contract Value in the Restricted Funds following the withdrawal would not be greater than the percentage of Contract Value in the Restricted Funds prior to the withdrawal. So in this event, you would either need to take your withdrawal from the Restricted Funds or proportionally from all variable Subaccounts.

Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional benefit rider is in effect. Withdrawals may be subject to taxation and tax penalties.

We offer the following three withdrawal options:

Regular Withdrawals

After the Free Look Period, you may make Regular Withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See APPENDIX C for more information on the application of the Market Value Adjustment.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments: (1) from the Contract Value in the Subaccounts in which you are invested; or (2) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have Contract Value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the Subaccounts in which you are invested, the systematic withdrawals must be taken proportionally from all Subaccounts in which Contract Value is invested. If you do not have Contract Value allocated to a Restricted Fund and choose systematic withdrawals on a non-proportional basis, we will monitor the withdrawals annually. If you subsequently allocate Contract Value to one or more Restricted Funds, we will require you to take your systematic withdrawals proportionally from all Subaccounts in which Contract Value is invested. There is no additional charge for this feature.

You decide the date on which you would like your systematic withdrawals to start. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your systematic withdrawals will occur on the next business day after your Contract Date (or the monthly or quarterly anniversary thereof) for your desired frequency.

42

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be: (1) a fixed dollar amount; or (2) an amount based on a percentage of your Contract Value. Both forms of systematic withdrawals are subject to the applicable maximum as shown below, which is calculated on each withdrawal date:

Frequency	Maximum Percentage of Contract Value
Monthly	1.25%
Quarterly	3.75%
Annually	15.00%

Your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your Contract Value and the amount to be withdrawn based on that percentage would be less than $100, we will contact you and seek alternative instructions. Unless you instruct otherwise, if the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal or cancel this option at any time by sending satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a Contract Year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any Contract Year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and nonqualified stretch payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature

You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any potential impact of Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your Contract Value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply any Market Value Adjustment directly to your Contract Value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to Market Value Adjustments when they exceed the applicable maximum percentage.

43

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your Contract Date for your desired frequency.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100.

You may change the payment frequency of your IRA withdrawals or cancel this option at any time by sending satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

Consult your tax and/or legal adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “FEDERAL TAX CONSIDERATIONS” for more details.

44

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Between the end of the Free Look Period and the Annuity Start Date, you may transfer your Contract Value among the Subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a Contract Year, but reserve the right to charge for each transfer after the twelfth transfer in a Contract Year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds may negatively impact your death benefit or rider benefits.

If you allocate Contract Value to an investment option that has been designated as a Restricted Fund, your ability to transfer Contract Value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the Contract Value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total Contract Value in the Restricted Fund, the reallocation will be permitted even if the percentage of Contract Value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See “LIVING BENEFIT RIDERS.”

The minimum amount that you may transfer is $100 or, if less, your entire Contract Value held in a Subaccount or a Fixed Interest Allocation. To make a transfer, you must notify Customer Service and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at Customer Service. If we receive your transfer request after 4 p.m. Eastern Time or the close of regular trading of the NYSE, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund’s ability to provide maximum investment return to all Contract Owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•	We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products; and
•	Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

Excessive Trading Policy. We provide multi-fund variable insurance and retirement products, have adopted an Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

45

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

•	More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
•	Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases or sales of shares related to non-fund transfers (for example, new premium payments, withdrawals and loans);
•	Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
•	Purchases and sales of fund shares in the amount of $5,000 or less;
•	Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
•	Transactions initiated by us or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

46

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of Contract Owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners or, as applicable, to all Contract Owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a Subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the Contract. Contract Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding Contract Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Contract Owner transactions, this information may include personal Contract Owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a Contract Owner’s transactions if the fund determines that the Contract Owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or Contract Value to the fund or all funds within the fund family.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program through either the Voya Government Liquid Assets Portfolio or a Fixed Interest Allocation, subject to availability, starting 30 days after the Contract Date. These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to the Subaccounts you specify. There is no additional charge for dollar cost averaging. Dollar cost averaging is not available with automatic rebalancing and may be subject to limited availability with systematic withdrawals.

We also may offer dollar cost averaging Fixed Interest Allocations for durations of six months and one year, subject to availability, exclusively for use with the dollar cost averaging program.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other Subaccounts each month, more units of a Subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Dollar cost averaging requires a minimum monthly transfer amount of $100. We will transfer all your money allocated to that source account into the Subaccount(s) you specify in equal payments over the relevant duration. The last payment will include earnings accrued over the duration. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a dollar cost averaging Fixed Interest Allocation and there is money remaining in the dollar cost averaging Fixed Interest Allocation, we will transfer the remaining money to the Voya Government Liquid Assets Portfolio. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the dollar cost averaging Fixed Interest Allocation.

47

If you do not specify to which Subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the Subaccounts in which you are invested on a proportional basis, subject to any fund purchase restrictions. The transfer date is the same day each month as your Contract Date. If, on any transfer date, your Contract Value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to Customer Service at least seven days before the next transfer date.

Transfers under the dollar cost averaging program must be in compliance with the investment restrictions for the living benefit riders. If you set up dollar cost averaging transfers that are not in compliance with such restrictions, the fixed allocation funds automatic rebalancing feature of those living benefit riders will automatically rebalance the amounts to bring them into compliance.

You are permitted to transfer Contract Value to a Restricted Fund, subject to the limitations described above in this section and in “THE FUNDS – Restricted Funds.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below:

•	Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of Contract Value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s);
•	Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated proportionally to the Restricted Funds; and
•	Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional Subaccounts or Fixed Interest Allocations as part of or withdraw any Subaccount or Fixed Interest Allocation from the dollar cost averaging program, stop offering dollar cost averaging Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of Contract Value invested in the Subaccounts of Separate Account B, you may elect to have your investments in the Subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the Free Look Period. Automatic rebalancing is subject to any fund purchase restrictions; however, transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in “THE FUNDS – Restricted Funds.” If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the Subaccounts to maintain the investment blend of your selected Subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to Fixed Account I. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken proportionally.

To participate in automatic rebalancing, send satisfactory notice to Customer Service. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your Contract Value among the Subaccounts or if you make an additional premium payment or partial withdrawal on other than a proportional basis. Additional premium payments and partial withdrawals made proportionally will not cause the automatic rebalancing program to terminate.

The Company may change or discontinue the automatic rebalancing program at any time.

48

DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit (and Earnings Multiplier Benefit, if elected) is payable when either the Contract Owner, or the first of joint owners or the Annuitant (when a Contract Owner is not an individual) dies before the Annuity Start Date. Assuming you are the Contract Owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at Customer Service (“Claim Date”). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. If there is a beneficiary who is not the spouse of the Contract Owner, the value of the death benefit may be allocated to the Fixed Interest Division and earn a fixed rate of interest from the Claim Date until the date of payment. If the spouse is the sole beneficiary of the Contract Owner, the value of the death benefit will remain allocated to the investment options in which Contract Value is allocated on the Claim Date and may be subject to market performance, positive or negative, from the Claim Date until the date of payment. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. See “Systematic Withdrawals,” above. A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the Contract Owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within seven days after Customer Service has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions Upon Contract Owner’s Death.” Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax and/or legal adviser before choosing a settlement or payment option.

You may choose one of the following Death Benefits: (1) the Standard Death Benefit; (2) the Annual Ratchet Enhanced Death Benefit; or (3) the Max 7 Enhanced Death Benefit. The Standard Death Benefit is available SO LONG AS both the Annuitant and the Contract Owner are age 85 or younger at the time of application. Availability of an Enhanced Death Benefit option plus a living benefit rider is subject to the following limitations.

Maximum Issue Age	Option	Additional Requirement
79	Annual Ratchet Enhanced Death Benefit	LifePay Plus rider or Joint LifePay Plus rider is also purchased.
75	Annual Ratchet Enhanced Death Benefit	All living benefit riders are available.
69	Max 7 Enhanced Death Benefit	No living benefit rider is available.

The maximum issue age applies to both the Annuitant and Contract Owner at the time of application. The Max 7 Enhanced Death Benefit is not available for purchase with any living benefit rider. Also, the maximum issue age for a Contract with the Standard Death Benefit is limited to age 75 to purchase the MGIB rider.

Before May 1, 2009, the maximum issue age was 80 for a Contract with the Standard Death benefit. Also, you could purchase a Contract with the Max 7 Enhanced Death Benefit SO LONG AS both the Contract Owner and the Annuitant (if the Contract Owner is not an individual) were age 79 or younger at the time of application AND you purchased the LifePay Plus rider or Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Otherwise, the maximum issue age was 75 for a Contract with either the Annual Ratchet Enhanced Death Benefit or the Max 7 Enhanced Death Benefit. Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit were available only at the time you purchased your Contract. Neither the Annual Ratchet Enhanced Death Benefit nor Max 7 Enhanced Death Benefit is available when a Contract is owned by joint owners, or joint Annuitants if the Contract Owners are not individuals. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The LifePay Plus and Joint LifePay Plus riders may also affect the death benefit.

49

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

In all cases described below, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

Base Death Benefit. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

•	The Contract Value; and
•	The Cash Surrender Value.

Standard Death Benefit. The Standard Death Benefit equals the greater of:

•	The Base Death Benefit; and
•	The Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the Contract Value allocated to Excluded Funds.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

The Standard MGDB allocated to Covered Funds equals premium payments allocated to Covered Funds less proportional adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premium payments allocated to Excluded Funds less proportional adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB proportionally. The percentage reduction in the Standard MGDB for each Fund category (i.e., Covered or Excluded) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal. The proportional adjustment is based on the change in Contract Value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

•	Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a proportional basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.
•	Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds proportionally. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net Contract Value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. The Contract has Enhanced Death Benefit options designed to protect the Contract Value from poor investment performance and the impact that poor investment performance could have on the Standard Death Benefit. The Enhanced Death Benefit options enable you to lock in positive investment performance. Under the Enhanced Death Benefit options, if you die before the Annuity Start Date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. The criteria to lock are different. The Annual Ratchet Enhanced Death Benefit locks annually. The Max 7 Enhanced Death Benefit not only locks annually, but also has an additional element that locks annually at a specified interest rate, so your death benefit under the Max 7 Enhanced Death Benefit would be the greater of these two elements. Which Enhanced Death Benefit option is right for you ultimately depends on whether you want the lock to include a specified interest rate, besides the additional charge. The Enhanced Death Benefit options are explained further below.

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit; the frequency of the ratchet component was quarterly for both Enhanced Death Benefit options: the Quarterly Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit.

Allocation restrictions apply for purposes of determining death benefits. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit. We may, with 30 days’ notice to you, designate any fund as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums added to such fund and also with respect to new transfers to such fund.

For the period during which a portion of the Contract Value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the Contract Value. The reduced mortality and expense risk charge will be applicable only during that period.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

•	The Standard Death Benefit; and

50

•	The Annual Ratchet Minimum Guaranteed Death Benefit (“Annual Ratchet MGDB”) allocated to Covered Funds plus the Contract Value allocated to Excluded Funds.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit before January 12, 2009, so the Annual Ratchet MGDB was the Quarterly Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the Contract Date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

•	The current Contract Value in Covered Funds (after deductions occurring as of that date); and
•	The Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Covered Funds was the Quarterly Ratchet MGDB allocated to Covered Funds. On the Contract Date, the Quarterly Ratchet MGDB in Covered Funds equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the Contract Date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

•	The current Contract Value in Covered Funds (after deductions occurring as of that date); and
•	The Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the Contract Date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

•	The current Contract Value in Excluded Funds (after deductions occurring as of that date); or
•	The Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Excluded Funds was the Quarterly Ratchet MGDB allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

•	The current Contract Value in Excluded Funds (after deductions occurring as of that date); and
•	The Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB proportionally. The proportional adjustment is based on the change in Contract Value resulting from the withdrawal, not the amount requested.

51

Net transfers from Covered Funds to Excluded Funds will reduce the Annual Ratchet MGDB in Covered Funds proportionally. The increase in the Annual Ratchet MGDB allocated to Excluded Funds, as applicable, will equal the decrease in the Annual Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds proportionally. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net Contract Value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

Before January 12, 2009, the Annual Ratchet MGDB was the Quarterly Ratchet MGDB. Withdrawals and net transfers to and from Covered Funds and Excluded Funds would have the same outcome.

The Max 7 Enhanced Death Benefit equals the greater of the Annual Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

Before January 12, 2009, the Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit.

The 7% Solution Death Benefit Element is the greater of:

•	The Standard Death Benefit; and
•	The lesser of:
•	2.5 times all premium payments, adjusted for withdrawals (the “cap”); and
•	The sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the Contract Value allocated to Excluded Funds.

For Contracts issued prior to August 21, 2006, the cap is three times all premium payments, adjusted for withdrawals.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds:

•	Voya Government Liquid Assets Portfolio; and
•	Fixed Interest Allocation.

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective April 30, 2007. For Contracts issued prior to September 2, 2003, however, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

The Voya Limited Maturity Bond Portfolio is a Special Fund, but closed to new allocations effective March 12, 2004.

For Contracts issued on or after May 1, 2003, but prior to August 21, 2006, the Voya Intermediate Bond Portfolio is designated as a Special Fund. As of July 11, 2014, the Voya Intermediate Bond Portfolio has been re-designated as a Covered Fund for all current and future investments.

Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% annually until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended. The Max 7 Enhanced Death Benefit available for some Contracts issued in 2001 or earlier allows for accumulation to continue beyond age 80, subject to the cap. Please see your Contract for details regarding the terms of your death benefit.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of 7% MGDB allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a proportional basis. The percentage reduction in the 7% MGDB for each Fund category (i.e., Covered, Special or Excluded) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total Contract Value resulting from the withdrawal. The proportional adjustment is based on the change in Contract Value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds proportionally. The increase in the 7% MGDB allocated to the fund category to which the transfer is being made will equal the decrease in the fund category from which the transfer is being made.

52

In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Earnings Multiplier Benefit Rider. The Earnings Multiplier Benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the “rider effective date.”

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals (“Maximum Base”). Currently, if added at issue, the Earnings Multiplier Benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: (1) the Maximum Base; and (2) the Contract Value on the Claim Date minus premiums adjusted for withdrawals. If added after issue, the Earnings Multiplier Benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: (1) 150% of the Contract Value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and (2) the Contract Value on the Claim Date minus the Contract Value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is proportional, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the Contract Value at the time of the withdrawal.

There is an extra charge for the Earnings Multiplier Benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see “CHARGES AND FEES – Optional Rider Charges – Earnings Multiplier Benefit Rider Charge” for a description of the charge.

The rider is available for both nonqualified and qualified Contracts. Please see the discussions of possible tax consequences in “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits,” in this prospectus.

Death Benefit During the Income Phase

If any Contract Owner or the Annuitant dies after the Annuity Start Date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death – Spouse

If at the Contract Owner’s death, the surviving spouse of the deceased Contract Owner is the beneficiary and such surviving spouse elects to continue the Contract as his or her own, the following will apply:

•	If the guaranteed death benefit as of the date we receive due proof of death, minus the Contract Value on that date is greater than zero, we will add such difference to the Contract Value. We will allocate such addition to the variable Subaccounts in proportion to the Contract Value in the Subaccounts, unless you direct otherwise. If there is no Contract Value in any Subaccount, we will allocate the addition to the Voya Government Liquid Assets Portfolio, or its successor. Such addition to Contract Value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to Contract Value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own;
•	The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes;
•	If you elect the Annual Ratchet Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or the Max 7 Enhanced Death Benefit and the new or surviving owner is attained 89 or less, ratchets will continue, (or resume if deceased owner had already reached age 90) until the new or surviving owner reaches age 90. If you elected the Max 7 Enhanced Death Benefit, the new or surviving owner is attained age 79 or less, the Max 7 Enhanced Death Benefit continues or resumes accumulation until either the cap or the attained age of 80 is reached;
•	If you elected the Earnings Multiplier Benefit rider, and the benefit would otherwise be payable, we will add the benefit to the Contract Value and allocate the benefit among the variable Subaccounts in proportion to the Contract Value in the Subaccounts, unless you direct otherwise. If there is no Contract Value in any Subaccount, we will allocate the benefit to the Voya Government Liquid Assets Portfolio Subaccount, or its successor; and

53

•	The Earnings Multiplier Benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted Contract Value. The calculation of the benefit going forward will be: (1) based on the attained age of the spouse at the time of the ownership change using current values as of that date; (2) computed as if the rider were added to the Contract after issue and after the increase; and (3) based on the Maximum Base and percentages in effect on the original Rider Date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death – Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may defer payment of the death benefit subject to the required distribution rules of the Tax Code. See next section, “Required Distributions Upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the Contract Value also on that date, is greater than zero, we will add such difference to the Contract Value. Such addition will be allocated to the variable Subaccounts in proportion to the Contract Value in the Subaccounts, unless we are directed otherwise. If there is no Contract Value in any Subaccount, the addition will be allocated to the Voya Government Liquid Assets Portfolio Subaccount, or its successor.

The death benefit will then terminate. No additional premium payments may be made.

If you elected the Earnings Multiplier Benefit rider, and the benefit would otherwise be payable, we will add the benefit to the Contract Value and allocate the benefit among the variable Subaccounts in proportion to the Contract Value in the Subaccounts, unless you direct otherwise. If there is no Contract Value in any Subaccount, we will allocate the benefit to the Voya Government Liquid Assets Portfolio, or its successor. The Earnings Multiplier Benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner’s Death

We will not allow any payment of benefits provided under a nonqualified Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

If any Contract Owner of a nonqualified Contract dies before the Annuity Start Date, we will distribute the death benefit payable to the beneficiary as follows: (1) the death benefit must be completely distributed within five years of the Contract Owner’s date of death; or (2) the beneficiary may elect, within the one-year period after the Contract Owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that: (a) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (b) such distributions begin no later than one year after the Contract Owner’s date of death.

Notwithstanding (1) and (2) above, if the sole Contract Owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the Contract Owner’s death. Upon receipt of such election from the spouse at Customer Service: (a) all rights of the spouse as Contract Owner’s beneficiary under the Contract in effect prior to such election will cease; (b) the spouse will become the owner of the Contract and will also be treated as the contingent Annuitant, if none has been named and only if the deceased owner was the Annuitant; and (c) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as Contract Owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph.

If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (1) and (2) above, will apply even if the Annuitant and/or contingent Annuitant are alive at the time of the Contract Owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and nonqualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the one-year period after the Contract Owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a Contract Owner dies after the Annuity Start Date, all of the Contract Owner’s rights granted under the Contract or allowed by us will pass to the Contract Owner’s beneficiary.

54

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the Contract Owner, and the surviving joint owner will become the beneficiary of the Contract. If any Contract Owner is not an individual, the death of an Annuitant shall be treated as the death of a Contract Owner.

THE ANNUITY OPTIONS

Annuitization of Your Contract

If the Annuitant and Contract Owner are living on the Annuity Start Date, we will begin making payments to the Contract Owner under an income plan. Four fixed payment annuity options are currently available. We will make these payments under the annuity option you choose. You may change an annuity option by making a written request to us at least 30 days before the Annuity Start Date. Living benefit riders automatically terminate when the income phase of your Contract begins. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met. The Maximum Annual Withdrawal may be available with the LifePay Plus or JointLifePay Plus riders. There is no death benefit after the Annuity Start Date.

You may also elect an annuity option on surrender of the Contract for its Cash Surrender Value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the Annuity Start Date. If, at the time of the Contract Owner’s death or the Annuitant’s death (if the Contract Owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option. In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the Annuitant. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the Contract Value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Payments under our current annuity options will last either for a specified period of time or for the life of the Annuitant, or both – depending on the option. We will determine the amount of the annuity payments on the Annuity Start Date by multiplying the Contract Value (adjusted for any Market Value Adjustment and any rider charges that would be due) by the applicable payment factor provided under the Contract and dividing by 1,000. The applicable payment factor will depend on: the annuity option; payment date; the frequency of payments you choose; and the age of the Annuitant or beneficiary (and gender, where appropriate under applicable law). As a general rule, more payments will result in smaller individual payments. Likewise, payments that are anticipated over a longer period of time will also result in smaller individual payments. Because our current annuity options provide only for fixed payments, subsequent payments will not differ from the amount of your first annuity payment.

Our approval is needed for any option where:

•	The person named to receive payment is other than the Contract Owner or beneficiary;
•	The person named is not a natural person, such as a corporation; or
•	Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

You select the Annuity Start Date, which is the date on which the annuity payments commence. Unless we consent, the Annuity Start Date must be at least five years from the Contract Date but before the month immediately following the Annuitant’s 90th birthday.

If you do not select an Annuity Start Date, it will automatically begin in the month following the Annuitant’s 90th birthday.

If the Annuity Start Date occurs when the Annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see “FEDERAL TAX CONSIDERATIONS” and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax and/or legal adviser for tax advice before investing.

55

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the Contract Owner. If so, such options will not be available to the beneficiary.

The Annuity Options

The Contract has four annuity options. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the Contract Value in the Subaccounts is transferred to the Company’s general account. If you do not choose annuity option, Option 2 – Income for Life with a 10-year period certain will be selected for you, or a shorter period if required by government regulations. The MGIB annuity options available under the MGIB rider are different from the four options listed below. For additional information, please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider – MGIB Annuity Options.”

Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the Contract Value on the Annuity Start Date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the Cash Surrender Value or Contract Value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the Contract Owner reaches age 59½.

Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the Annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the Annuity Start Date. Amounts for ages not shown in the Contract are available if you ask for them.

Option 3. Joint Life Income. This option is available when there are two persons named to determine annuity payments. At least one of the persons named must be either the Contract Owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available upon request.

Option 4. Annuity Plan. Under this option, your Contract Value can be applied to any other annuitization plan that we choose to offer on the Annuity Start Date. Annuity payments under Option 4 may be fixed or variable, although only fixed payments are currently available. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and VIAC. The amounts we will pay are determined as follows:

•	For Options 1and 2, we will continue the remaining guaranteed payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2;
•	For Option 3, no amounts are payable after both named persons have died; and
•	For Option 4, the annuity option agreement will state the amount we will pay, if any.

56

OTHER CONTRACT PROVISIONS

Reports to Contract Owners

We confirm purchase, transfer and withdrawal transactions usually within five business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the Contract Value, Cash Surrender Value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your Contract Value and reflects the amounts deducted from or added to the Contract Value. You have 30 days to notify Customer Service of any errors or discrepancies. We will notify you when any shareholder reports of the funds in which Separate Account B invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment of benefits or processing these transactions beyond the seven permitted days, under any of the following circumstances: (1) on any business day when the NYSE is closed (except customary weekend and holiday closings); (2) when an emergency exists as determined by the SEC; or (3) during any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a nonqualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax and/or legal adviser for tax advice. You must give us satisfactory written notice to Customer Service in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes – Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law and to conform to applicable laws or governmental regulations. We will give you advance notice of such changes.

Free Look

You may cancel your Contract within your ten-day Free Look Period. We deem the Free Look Period to expire 15 days after we mail the Contract to you. Some states may require a longer Free Look Period. To cancel, you need to send your Contract to Customer Service or to the agent from whom you purchased it. We will refund the greater of the Contract Value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment.

57

In no event does the Company retain any investment gain associated with a Contract that is free looked. For purposes of the refund during the Free Look Period, (1) we adjust your Contract Value for any Market Value Adjustment (if you have invested in the Fixed Account); and (2) then we include a refund of any charges deducted from your Contract Value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the Market Value Adjustment, the Contract Value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the Contract Value) in which case you will not be subject to investment risk during the Free Look Period. In these states, your premiums designated for investment in the Subaccounts will be allocated during the Free Look Period to a Subaccount specially designated by the Company for this purpose (currently, the Voya Government Liquid Assets Portfolio). We may, in our discretion, require that premiums designated for investment in the Subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated Subaccount during the Free Look Period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your Contract Value at the close of business on the day we void your Contract. If you keep your Contract after the Free Look Period and the investment is allocated to a Subaccount specially designated by the Company, we will put your money in the Subaccount(s) chosen by you, based on the Accumulation Unit Value next computed for each Subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, Suite 200, West Chester, Pennsylvania 19380 is the principal underwriter and distributor of the Contract as well as for our other variable contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by VIAC for Contract sales. Directed Services LLC entered into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

Although the Contracts are no longer offered for new sales, Directed Services LLC pays selling firms compensation for the past promotion and sale of the Contracts. Registered representatives of the selling firms who solicited sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by Contract Owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for past Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 3.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.40% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 3.0% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate sales of the Contracts or other criteria. These special compensation arrangements were not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their past efforts in selling the Contracts to you and other customers. These amounts may include:

•	Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

58

•	Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

Directed Services LLC may also compensate wholesalers/distributors, and their management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract Values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders described in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for past sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may have provided that registered representative a financial incentive to promote our contracts over those of another company, and may also have provided a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Voting Rights

We will vote the shares of a fund owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a fund in our own right, we may decide to do so.

We determine the number of shares that you have in a Subaccount by dividing the Contract’s Contract Value in that Subaccount by the net asset value of one share of the fund in which a Subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a fund shareholder meeting. We will ask you for voting instructions by mail at least ten days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that Subaccount. We will also vote shares we hold in Separate Account B which are not attributable to Contract Owners in the same proportion. The effect of proportional voting is that a small number of Contract Owners may decide the outcome of a vote.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the Contract, Directed Services LLC’s ability to distribute the Contract or upon the separate account.

59

•	Litigation. Notwithstanding the foregoing, the Company and/or Directed Services LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.
•	Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Directed Services LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

FEDERAL TAX CONSIDERATIONS

Introduction

The Contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contract. The U.S. federal income tax treatment of the Contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•	Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contract;
•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contract described in this prospectus;
•	This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;
•	We do not make any guarantee about the tax treatment of the Contract or transactions involving the Contract; and
•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended, (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with non-tax-qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Types of Contracts: Nonqualified or Qualified

The Contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified Contracts) or on a tax-qualified basis (qualified Contracts).

Nonqualified Contracts. Nonqualified Contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. You may not deduct the amount of your premium payments to a nonqualified Contract. Rather, nonqualified Contracts are purchased with after-tax contributions to save money, generally for retirement, with the right to receive annuity payments for either a specified period of time or over a lifetime.

60

Qualified Contracts. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457(b) of the Tax Code. Qualified Contracts may also be offered in connection with deferred compensation plans under Tax Code Section 457(f). Employers or individuals intending to use the Contract with such plans should seek legal and tax advice.

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuities in general. We believe that if you are a natural person (in other words, an individual), you will generally not be taxed on increases in the value of a nonqualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to collaterally assign or pledge any portion of the Contract Value will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

•	Diversification. Tax Code Section 817(h) requires that in a nonqualified Contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements because a Subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such requirements, and we reserve the right to modify your Contract as necessary to do so;
•	Investor Control. Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable Contract Owner will be considered the owner of separate account assets if the Contract Owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable Contract Owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing Contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the federal tax owner of a proportional share of the assets of the separate account;
•	Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires a nonqualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The nonqualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;
•	Non-Natural Owners of a Nonqualified Contract. If the owner of the Contract is not a natural person (in other words, is not an individual), a nonqualified Contract generally is not treated as an annuity for federal income tax purposes and the income on the Contract for the taxable year is currently taxable as ordinary income. Income on the Contract is any increase in the Contract Value over the “investment in the Contract” (generally, the premium payments or other consideration you paid for the Contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with a tax and/or legal adviser before purchasing the Contract. When the Contract Owner is not a natural person, a change in the Annuitant is treated as the death of the Contract Owner for purposes of the required distribution rules described above; and
•	Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., after age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified Contract occurs before the Contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value (unreduced by the amount of any surrender charge) immediately before the distribution over the Contract Owner’s investment in the Contract at that time. A Market Value Adjustment, if applicable, could increase the Contract Value. Investment in the Contract is generally equal to the amount of all premium payments to the Contract, plus amounts previously included in your gross income as the result of certain loans, collateral assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

61

In the case of a surrender under a nonqualified Contract, the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s investment in the Contract.

10% Penalty Tax. A distribution from a nonqualified Contract may be subject to a penalty equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	Made on or after the taxpayer reaches age 59½;
•	Made on or after the death of a Contract Owner (or the primary Annuitant if the Contract Owner is a non-natural person);
•	Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
•	Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
•	The distribution is allocable to investment in the Contract before August 14, 1982.

The 10% penalty tax does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax and/or legal adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will generally carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of an annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982, and exchanged into the Contract;
•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
•	Then, from any “income on the contract” attributable to investments made after August 13, 1982; and
•	Lastly, from any remaining “investment in the contract” made after August 13, 1982.

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the amount exchanged from the original contract may be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty tax. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, reports or recognizes a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending upon the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

Annuity Contracts that are partially annuitized are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity Contract, provided that annuity payments are made for a period of ten years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Different distribution requirements apply if your death occurs:

•	After you begin receiving annuity payments under the Contract; or
•	Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, any remaining distributions must be made at least as rapidly as under the method in effect at the time of your death.

62

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2019, your entire balance must be distributed by August 31, 2024. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

•	Over the life of the designated beneficiary; or
•	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is a non-natural person and the primary Annuitant dies or is changed, the same rules apply as outlined above for the death of the Contract Owner.

Generally, amounts distributed from a Contract because of your death or the death of the Annuitant prior to the time annuity payments begin are includible in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract; or
•	If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules apply to amounts distributed after a beneficiary has elected to maintain the Contract Value and receive payments.

If the death occurs after annuity payments begin, a guaranteed period exists under the annuity option selected, and the Annuitant dies before the end of that period, payments made for the remainder of that period are includible in income as follows:

•	If distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time; or
•	If distributed in accordance with the existing annuity option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Some Contracts offer a death benefit that may exceed the greater of the premium payments and the Contract Value. Certain charges are imposed with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Collateral Assignments, Pledges, Gratuitous Transfers and Other Issues. A pledge or collateral assignment (or agreement to pledge or collaterally assign) any portion of the Contract Value of a nonqualified Contract is treated as a distribution of such amount or portion. If the entire Contract Value is pledged or collaterally assigned, subsequent increases in the Contract Value are also treated as distributions for as long as the pledge or collateral assignment remains in place. The investment in the Contract is increased by the amount includible in income with respect to such pledge or collateral assignment, though it is not affected by any other aspect of the pledge or collateral assignment (including its release).

If an owner transfers a nonqualified Contract without adequate consideration (a gratuitous transfer) to a person other than the owner’s spouse (or to a former spouse incident to a divorce), the owner must include in income the difference between the “Cash Surrender Value” and the investment in the Contract at the time of the transfer. In such case, the transferee’s investment in the Contract will be increased to reflect the amount that is included in the transferor’s income. The exceptions for transfers to an owner’s spouse or former spouse are limited to individuals who are treated as spouses under federal law.

The designation of an Annuitant or payee other than an owner may result in certain tax consequences to you that are generally not discussed herein.

Anyone contemplating any pledges, collateral assignments, gratuitous transfers, or other designations, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same Contract Owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Net Investment Income Tax. A net investment income tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from nonqualified contracts. This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others.

63

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect or if payment is made outside of the U.S. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the Contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service.

If the payee is a non-resident alien, then U.S. federal withholding on taxable distributions will generally be at a 30% rate, unless a lower tax treaty rate applies. We may require additional documentation prior to processing any requested transaction.

If the payee of a distribution from the Contract is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Tax Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial Owner of the Contract or the distribution. The rules relating to FATCA are complex, and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Contract.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The Contract may have been purchased with the following retirement plans and programs to accumulate retirement savings:

•	Sections 401(a), 401(k) and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;
•	403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement;
•	Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the Contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract described in this prospectus for qualification as an IRA and has not addressed, in a ruling of general applicability, whether the Contract’s death benefit provisions comply with IRA qualification requirements; and
•	457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) plan or a 457(f) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account. There is no further information specific to 457 plans in this prospectus.

The Company may offer or may have offered the Contract for use with certain other types of qualified plans. Please see your Contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

64

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from an IRA to an IRA only once in any 12 month period. You will not be able to roll over any portion of an IRA distribution if you rolled over any other IRA distribution during the preceding one-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Distributions from SIMPLE IRAs made within two years of beginning participation in the SIMPLE IRA are subject to a 25% early distribution tax.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute. Roth IRA contributions are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA, IRA or eligible plan. Individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.

You will not be able to roll over any portion of a Roth IRA distribution if you rolled over any other IRA distribution during the preceding one-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% penalty tax may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made. Sales of a Contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the Contracts described in this prospectus for qualification as Roth IRAs and has not addressed, in a ruling of general applicability, whether the Contract’s death benefit provisions comply with IRS qualification requirements.

Taxation

The tax rules applicable to qualified Contracts vary according to the type of qualified Contract and the specific terms and conditions of the qualified Contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified Contract, or on income phase (i.e., annuity) payments from a qualified Contract, depends upon the type of qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•	Contributions in excess of specified limits;
•	Distributions before age 59½ (subject to certain exceptions);
•	Distributions that do not conform to specified commencement and minimum distribution rules; and
•	Certain other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contract described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract Owners, sponsoring employers, participants, Annuitants and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract, unless we consent in writing.

65

Contract Owners, sponsoring employers, participants, Annuitants and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of the Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified Contract.

401(a), 401(k), 403(a) and 403(b) Plans. The total annual contributions (including pre-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $56,000 (as indexed for 2019). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $19,000 (2019). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Contributions andpremium payments to your account(s) will generally be excluded from your gross income.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:

•	$6,000 (2019); or
•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Traditional and Roth IRAs. You are eligible to contribute to a traditional IRA if you have compensation includible in income for the taxable year and you are not age 70½ by the end of the year. For 2019, the contribution to your traditional IRA cannot exceed the lesser of $6,000 or your taxable compensation. If you are age 50 or older, you can make an additional catch-up contribution of $1,000. Contributions to a traditional IRA may be deductible depending on your modified adjusted gross income (“MAGI”), tax filing status, and whether you or your spouse are an active participant in a retirement plan.

You may be eligible to contribute to a Roth IRA if you have compensation includible in income for the year. For 2019, the contribution to a Roth IRA cannot exceed the lesser of $6,000 or your taxable compensation. If you are age 50 or older, you can make an additional catch up contribution of $1,000. The amount you can contribute to a Roth IRA is reduced by the amount of any contributions you make to an individual retirement plan for your benefit (not including SEPs or SIMPLE IRAs). Your ability to contribute to a Roth IRA may be further limited by your MAGI and tax filing status. Contributions to a Roth IRA are not deductible.

Distributions – General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, income phase (i.e., annuity) payments and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

Section 401(a), 401(k), 403(a) and 403(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•	The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

66

•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or
•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:

•	Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of ten years or more;
•	A required minimum distribution under Tax Code Section 401(a)(9);
•	A hardship withdrawal; or
•	Otherwise not recognized under applicable regulations as eligible for rollover.

Traditional IRAs. All distributions from a traditional IRA are generally taxed as received unless either one of the following is true:

•	The distribution is directly transferred or rolled over within 60 days to another traditional IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
•	You made after-tax contributions to the traditional IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k), 403(a) or 403(b) plan (collectively, qualified plans). The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a traditional or Roth IRA.

Exceptions to the 10% additional tax apply if:

•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your beneficiary;
•	The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	The distribution is paid directly to the government in accordance with an IRS levy;
•	The distribution is a qualified reservist distribution as defined under the Tax Code;
•	The distribution is eligible for penalty relief extended to victims of certain natural disasters; or
•	You have unreimbursed medical expenses that are deductible (without regard to whether you itemize deductions).

Additional exceptions may apply to distributions from a traditional or Roth IRA if:

•	The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the join lives (or joint life expectancies) of you and your designated beneficiary;
•	The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);
•	The distributions are not more than your qualified higher education expenses; or
•	You use the distribution to buy, build or rebuild a first home.

Additional exceptions may apply to distributions from a qualified plan if:

•	You have separated from service with the plan sponsor at or after age 55;
•	You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;
•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary; or
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Roth IRAs. A qualified distribution from a Roth IRA is not includible in gross income. A qualified distribution from a Roth IRA is a payment or distribution that meets the following two requirements:

•	It is made after the five-year period beginning with the first taxable year for which a contribution was made to any Roth IRA established for the benefit of the owner; and

67

•	It is:
➢	Made on or after the date on which the owner attains age 59 ½;
➢	Made to a beneficiary (or to the estate of the owner) on or after the death of the owner;
➢	Attributable to the ower being disabled (within the meaning of the Tax Code); or
➢	A qualified first time homebuyer distribution (within the meaning of the Tax Code).

If a payment or a distribution from a Roth account is not a qualified distribution, the portion allocable to earnings is includible in gross income and may be subject to the additional 10% additional tax discussed above. Special ording rules apply for purposes of determining the taxable portion of a payment or distribution from a Roth account.

Distributions – Eligibility

Distributions generally may occur only upon the occurrence of certain events. The terms of your 401(a), 401(k), 403(a) or 403(b) plan will govern when you are eligible to take a distribution form the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions generally may occur only upon:

•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 62; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) Plans. Subject to the term of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, generally may occur only upon:

•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship (for 2018 and earlier, contributions only, not earnings); or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

4 03(b) Plans. Subject to the terms of your 403(b) Contract, distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) generally may occur only upon:

•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship (for 2018 and earlier, contributions only, not earnings);
•	Termination of the plan; or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Section 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

68

Before we process a withdrawal request to confirm with your 403(b) plan sponsor or otherwise, that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

Lifetime Required Minimum Distributions (401(a), 401(k), 403(a), 403(b) and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•	The start date for distributions;
•	The time period in which all amounts in your Contract(s) must be distributed; and
•	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•	Under 401(a), 401(k), 403(a), or 403(b) plans that are not governmental or church plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
•	Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986, balance.

Time Period. You must receive distributions from the Contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated beneficiary; or
•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payment will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs. Required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your Contract.

Required Distributions upon Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your Contract.

If your death occurs on or after the date you are required to begin receiving minimum distributions under the Contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Very generally, for benefits not being paid as an annuity, this means calculating the minimum distribution using the longer of the beneficiary’s remaining life expectancy or the owner’s remaining life expectancy. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the Contract, your entire balance generally must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2019, your entire balance must be distributed to the designated beneficiary by December 31, 2024. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•	Over the life of the designated beneficiary; or
•	Over a period not extending beyond the life expectancy of the designated beneficiary.

69

Start Dates for Spousal Beneficiaries. If your death occurs before the date you are required to begin receiving required minimum distributions under the Contract and the designated beneficiary is your spouse, distributions must generally begin on or before the later of the following:

•	December 31 of the calendar year following the calendar year of your death; or
•	December 31 of the calendar year in which you would have attained age 70½.

N o Designated Beneficiary. If your death occurs before the date you are required to begin receiving required minimum distributions under the Contract and there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the Contract Owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the Contract Owner’s surviving spouse, the spousal beneficiary may elect to treat the Contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a Contribution to the Contract, makes a rollover to or from the Contract or fails to take a distribution within the required time period.

Withholding

In general, the withholding rules described above for nonqualified Contracts also apply to Qualified Contract. In addition, special withholding rules apply to eligible rollover distributions from 401(a), 401(k), 403(a) and 403(b) plans.

401(a), 401(k), 403(a) and 403(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

Assignment and Other Transfers

401(a), 401(k), 403(a) and 403(b) Plans. Your beneficial interest in the Contract may not be assigned or transferred to persons other than:

•	A plan participant as a means to provide benefit payments;
•	An alternate payee under a QDRO in accordance with Tax Code Section 414(p);
•	The Company as collateral for a loan; or
•	The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these Contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the Contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Living Benefits and Enhanced Death Benefits

Living Benefits. Except as otherwise noted below, when a full or partial withdrawal from a Contract occurs under a LifePay Plus or Joint LifePay Plus rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the investment in the Contract at that time.

Investment in the Contract is generally equal to the amount of all contributions to the Contract previously included in your gross income, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. The income on the Contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the LifePay Plus or Joint LifePay Plus rider, as well as any applicable Market Value Adjustment, could increase the Contract Value that applies. Thus, the income on the Contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes. Please consult your tax and/or legal adviser about the tax consequences of living benefits.

70

Payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer under the LifePay Plus or JointLifePay Plus rider are designed to be treated as annuity payments for withholding and tax reporting purposes. A portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when your payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer start. Any withdrawals in addition to the Maximum Annual Withdrawal payments you are receiving pursuant to the Income Optimizer constitute Excess Withdrawals under the LifePay Plus or Joint LifePay Plus rider, causing a proportional reduction of the LifePay Plus Base and Maximum Annual Withdrawal. This reduction will result in a proportional reduction in the non-taxable portion of your future Maximum Annual Withdrawal payments. Once your investment in the Contract has been fully recovered, the full amount of each of your future Maximum Annual Withdrawal payments would be subject to tax as ordinary income.

Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of premium payments and the Contract Value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit, which may result in currently taxable income and could affect the amount of required minimum distributions. Additionally, because certain charges are imposed with respect to some of the available death benefits it is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract. Please consult your tax adviser about the tax consequences of enhanced death benefits.

Same-Sex Marriages

The Contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. Please consult your tax and/or legal adviser for further information about this subject. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your Contract Value invested in the Subaccounts.

71

APPENDIX A

Condensed Financial Information

Except for Subaccounts which did not commence operations as of December 31, 2018, the following tables show the Condensed Financial Information (Accumulation Unit Values and number of units outstanding for the indicated periods) for each Subaccount of Separate Account B under the Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2018, including portfolio names. Portfolio name changes after December 31, 2018 are not reflected in the following information. Complete information is available in the SAI. Contact Customer Service to obtain your copy of the SAI free of charge.

Separate Account Annual Charges of 1.40%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$13.50	$12.04	$11.76	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99
Value at end of period	$12.30	$13.50	$12.04	$11.76	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53
Number of Accumulation Units outstanding at end of period	6,119,983	6,996,515	8,664,609	10,146,226	11,809,955	13,043,592	13,195,463	14,658,436	14,545,662	13,749,221
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$39.69	$35.32	$26.98	$29.21	$28.75	$21.75	$19.83	$21.42	$17.18	$13.94
Value at end of period	$32.03	$39.69	$35.32	$26.98	$29.21	$28.75	$21.75	$19.83	$21.42	$17.18
Number of Accumulation Units outstanding at end of period	200,318	224,260	371,322	463,069	571,341	731,242	853,085	975,035	1,094,501	1,267,316
PROFUND VP BULL
Value at beginning of period	$16.70	$14.19	$13.13	$13.37	$12.17	$9.51	$8.47	$8.59	$7.74	$6.31
Value at end of period	$15.46	$16.70	$14.19	$13.13	$13.37	$12.17	$9.51	$8.47	$8.59	$7.74
Number of Accumulation Units outstanding at end of period	19,096	24,959	30,950	37,080	40,009	64,161	80,226	96,088	119,978	139,938
PROFUND VP EUROPE 30
Value at beginning of period	$11.67	$9.89	$9.30	$10.59	$11.75	$9.80	$8.52	$9.49	$9.37	$7.19
Value at end of period	$9.88	$11.67	$9.89	$9.30	$10.59	$11.75	$9.80	$8.52	$9.49	$9.37
Number of Accumulation Units outstanding at end of period	18,585	19,913	36,367	41,138	46,167	61,749	74,259	85,942	104,606	126,512
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.76	$2.03	$2.17	$2.24	$3.25	$2.83	$3.09	$5.01	$6.05	$4.64
Value at end of period	$1.81	$1.76	$2.03	$2.17	$2.24	$3.25	$2.83	$3.09	$5.01	$6.05
Number of Accumulation Units outstanding at end of period	136,956	141,338	185,734	203,341	238,818	238,813	266,658	270,919	290,517	316,599
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.76	$8.81	$8.92	$9.49	$10.65	$8.61	$7.17	$8.79	$9.81	$9.75
Value at end of period	$8.87	$10.76	$8.81	$8.92	$9.49	$10.65	$8.61	$7.17	$8.79	$9.81
Number of Accumulation Units outstanding at end of period	206,316	313,873	314,826	436,191	416,500	326,776	188,165	94,586	113,073	7,459
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.55	$11.30	$11.65	$12.74	$13.87	$11.83	$10.41	$11.02	$10.26	$10.28
Value at end of period	$11.45	$13.55	$11.30	$11.65	$12.74	$13.87	$11.83	$10.41	$11.02	$10.26
Number of Accumulation Units outstanding at end of period	57,798	62,938	65,179	99,064	119,738	73,798	47,433	72,547	76,851	5,674
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.37	$10.16	$9.74	$10.13	$9.80	$8.74	$7.70	$8.13	$7.79	$6.08
Value at end of period	$11.08	$12.37	$10.16	$9.74	$10.13	$9.80	$8.74	$7.70	$8.13	$7.79
Number of Accumulation Units outstanding at end of period	5,596,520	6,479,748	7,999,553	9,507,797	3,326,376	3,553,623	3,776,108	4,036,972	4,398,876	4,692,093
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.02	$9.09	$8.75	$9.45
Value at end of period	$9.84	$11.02	$9.09	$8.75
Number of Accumulation Units outstanding at end of period	363,133	451,551	540,000	785,892
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2013)
Value at beginning of period	$12.01	$10.63	$10.12	$10.66	$10.41	$10.20
Value at end of period	$10.95	$12.01	$10.63	$10.12	$10.66	$10.41
Number of Accumulation Units outstanding at end of period	2,165,590	2,646,948	3,586,276	4,487,470	5,157,399	2,055,521
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$15.22	$15.37	$15.58	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12
Value at end of period	$15.21	$15.22	$15.37	$15.58	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94
Number of Accumulation Units outstanding at end of period	3,183,266	2,974,048	4,119,413	4,627,796	5,330,177	6,262,749	6,109,676	7,655,564	7,999,039	11,578,123
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.66	$15.80	$14.66	$15.15	$13.94	$10.87	$9.57	$9.99
Value at end of period	$17.50	$18.66	$15.80	$14.66	$15.15	$13.94	$10.87	$9.57
Number of Accumulation Units outstanding at end of period	6,132,481	7,224,237	9,534,437	11,357,787	13,193,311	15,699,200	17,914,965	19,736,037

A-1

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.01	$14.37	$13.31	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10
Value at end of period	$15.98	$17.01	$14.37	$13.31	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82
Number of Accumulation Units outstanding at end of period	2,565,547	2,957,464	3,989,857	4,805,989	5,731,475	6,997,027	8,191,118	9,561,032	5,214,662	5,796,850
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$19.06	$13.87	$13.65	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96	$9.99
Value at end of period	$16.62	$19.06	$13.87	$13.65	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96
Number of Accumulation Units outstanding at end of period	160,449	193,448	238,848	284,964	332,628	560,747	952,657	1,068,924	1,477,004	453,760
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.14	$20.18	$17.86	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26
Value at end of period	$20.17	$21.14	$20.18	$17.86	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65
Number of Accumulation Units outstanding at end of period	1,229,790	1,460,783	1,919,763	2,333,369	2,852,338	3,536,270	4,012,922	3,817,892	3,921,490	3,386,304
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.10	$17.21	$15.87	$16.00	$14.29	$10.92	$9.71	$9.88	$8.82	$7.27
Value at end of period	$19.34	$21.10	$17.21	$15.87	$16.00	$14.29	$10.92	$9.71	$9.88	$8.82
Number of Accumulation Units outstanding at end of period	547,654	268,013	434,908	502,867	611,588	718,974	816,038	939,728	1,008,074	1,178,124
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$26.39	$23.62	$20.33	$21.05	$19.54	$14.76	$12.75	$13.12	$10.94	$8.44
Value at end of period	$22.24	$26.39	$23.62	$20.33	$21.05	$19.54	$14.76	$12.75	$13.12	$10.94
Number of Accumulation Units outstanding at end of period	281,345	304,281	535,541	606,003	733,866	900,327	1,007,217	1,103,955	1,204,164	1,377,178
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$25.13	$23.25	$18.57	$19.51	$18.80	$13.40	$12.12	$12.41	$10.28	$8.37
Value at end of period	$21.65	$25.13	$23.25	$18.57	$19.51	$18.80	$13.40	$12.12	$12.41	$10.28
Number of Accumulation Units outstanding at end of period	213,332	241,436	393,989	471,739	590,078	701,737	824,353	906,059	987,422	1,101,850
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.32	$15.80	$15.38	$15.56	$14.82	$15.09	$14.03	$13.26	$12.28	$11.19
Value at end of period	$15.96	$16.32	$15.80	$15.38	$15.56	$14.82	$15.09	$14.03	$13.26	$12.28
Number of Accumulation Units outstanding at end of period	21,150,013	24,021,783	28,010,382	32,021,473	35,604,078	12,404,667	12,675,495	13,585,163	14,805,735	15,212,968
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.42	$9.33	$9.43	$9.70	$10.41
Value at end of period	$9.67	$11.42	$9.33	$9.43	$9.70
Number of Accumulation Units outstanding at end of period	7,470,529	8,473,575	10,918,223	12,820,021	14,338,873
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$10.70	$8.72	$8.79	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62	$6.06
Value at end of period	$9.09	$10.70	$8.72	$8.79	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62
Number of Accumulation Units outstanding at end of period	289,281	348,186	475,607	558,185	670,510	985,325	849,883	818,658	1,156,598	1,391,858
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.64	$12.65	$12.47	$11.44	$12.27	$9.97	$9.40	$11.05	$9.86	$9.81
Value at end of period	$13.14	$15.64	$12.65	$12.47	$11.44	$12.27	$9.97	$9.40	$11.05	$9.86
Number of Accumulation Units outstanding at end of period	59,783	99,894	130,308	179,540	88,325	158,004	62,624	178,839	63,936	3,051
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$19.97	$15.69	$15.40	$14.78	$13.26	$10.32	$10.27
Value at end of period	$19.28	$19.97	$15.69	$15.40	$14.78	$13.26	$10.32
Number of Accumulation Units outstanding at end of period	9,792,068	11,904,633	16,175,859	19,109,726	22,337,194	26,880,710	30,794,923
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$32.05	$25.11	$24.56	$23.48	$21.00	$16.31	$14.04	$13.93	$12.36	$8.80
Value at end of period	$31.05	$32.05	$25.11	$24.56	$23.48	$21.00	$16.31	$14.04	$13.93	$12.36
Number of Accumulation Units outstanding at end of period	4,684,633	5,622,301	7,562,016	9,118,020	11,036,243	7,109,891	1,682,756	2,130,653	1,082,965	1,127,373
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.57	$16.63	$14.85	$15.80	$14.60	$11.33	$10.05	$10.05
Value at end of period	$16.84	$18.57	$16.63	$14.85	$15.80	$14.60	$11.33	$10.05
Number of Accumulation Units outstanding at end of period	4,754,622	5,508,969	7,421,221	9,147,104	8,808,653	5,395,409	830,633	569,147
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$22.47	$22.51	$22.54	$22.74	$22.90	$23.07	$23.05	$23.11	$22.72	$21.50
Value at end of period	$22.39	$22.47	$22.51	$22.54	$22.74	$22.90	$23.07	$23.05	$23.11	$22.72
Number of Accumulation Units outstanding at end of period	115,818	131,571	146,923	175,121	213,469	274,726	378,445	463,361	595,343	738,091
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$22.98	$18.68	$17.71	$17.91	$16.73	$12.89	$11.47	$11.73	$9.15	$6.58
Value at end of period	$20.91	$22.98	$18.68	$17.71	$17.91	$16.73	$12.89	$11.47	$11.73	$9.15
Number of Accumulation Units outstanding at end of period	4,192,310	4,774,600	2,853,934	3,240,855	3,761,739	4,703,222	3,747,745	4,227,190	4,756,551	4,502,607
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.25	$10.59	$10.26	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32	$8.25
Value at end of period	$10.79	$11.25	$10.59	$10.26	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32
Number of Accumulation Units outstanding at end of period	3,418,308	3,995,871	5,389,089	5,273,239	5,808,995	6,917,396	7,030,422	7,346,128	6,256,899	5,981,757

A-2

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.99	$13.90	$13.14	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37	$9.22
Value at end of period	$14.59	$15.99	$13.90	$13.14	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37
Number of Accumulation Units outstanding at end of period	25,603,990	29,664,497	39,020,544	45,698,664	51,799,708	59,186,253	63,995,469	68,956,114	74,275,484	79,472,323
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.71	$13.91	$13.21	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63	$9.49
Value at end of period	$14.51	$15.71	$13.91	$13.21	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63
Number of Accumulation Units outstanding at end of period	14,952,573	17,625,445	22,613,214	26,950,962	30,767,408	35,441,375	38,485,278	42,036,780	46,040,296	48,787,781
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.65	$13.29	$12.74	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86	$9.75
Value at end of period	$13.71	$14.65	$13.29	$12.74	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86
Number of Accumulation Units outstanding at end of period	8,465,010	9,718,604	12,104,749	14,071,867	16,389,602	19,206,813	20,961,634	22,515,408	24,451,343	25,879,317
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$33.60	$26.02	$24.83	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69	$10.27
Value at end of period	$32.73	$33.60	$26.02	$24.83	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69
Number of Accumulation Units outstanding at end of period	774,834	820,529	1,080,819	1,104,897	1,257,121	1,242,161	1,378,422	1,637,094	1,455,162	1,607,178
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.69	$16.33	$14.95	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71
Value at end of period	$18.70	$19.69	$16.33	$14.95	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17
Number of Accumulation Units outstanding at end of period	2,424,276	2,704,333	3,318,523	3,395,479	3,546,039	4,014,374	4,545,292	4,462,209	5,649,134	6,524,524
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$26.84	$24.05	$21.15	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51	$10.35
Value at end of period	$24.65	$26.84	$24.05	$21.15	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51
Number of Accumulation Units outstanding at end of period	753,047	856,511	1,222,175	1,205,374	471,664	439,059	373,421	310,000	194,823	130,420
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$32.60	$26.59	$25.25	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00	$10.36
Value at end of period	$30.42	$32.60	$26.59	$25.25	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00
Number of Accumulation Units outstanding at end of period	768,823	865,314	1,120,682	1,355,601	1,415,777	1,742,194	1,975,775	2,267,474	2,632,553	2,765,328
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.92	$18.03	$16.17	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13
Value at end of period	$18.65	$20.92	$18.03	$16.17	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45
Number of Accumulation Units outstanding at end of period	1,071,357	1,265,670	1,580,451	1,639,001	1,800,620	1,609,933	1,669,174	1,745,841	1,854,424	1,478,202
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.62	$18.35	$15.40	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97
Value at end of period	$18.00	$20.62	$18.35	$15.40	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69
Number of Accumulation Units outstanding at end of period	1,041,228	1,139,591	1,420,669	1,600,432	1,732,818	1,943,191	1,759,225	1,701,985	1,880,369	1,673,974
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$19.30	$16.53	$14.82	$15.20	$14.64	$10.70	$9.44	$9.53	$7.31	$5.68
Value at end of period	$15.97	$19.30	$16.53	$14.82	$15.20	$14.64	$10.70	$9.44	$9.53	$7.31
Number of Accumulation Units outstanding at end of period	156,085	184,896	275,069	341,370	413,406	542,408	663,418	796,478	919,414	1,117,503
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$22.00	$20.10	$16.42	$16.82	$16.06	$11.85	$10.52	$10.97	$8.97	$7.15
Value at end of period	$18.21	$22.00	$20.10	$16.42	$16.82	$16.06	$11.85	$10.52	$10.97	$8.97
Number of Accumulation Units outstanding at end of period	506,592	629,887	812,437	852,713	963,772	1,060,414	1,187,162	1,422,232	1,686,231	1,359,012
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.71	$10.05	$9.60	$10.03
Value at end of period	$10.49	$11.71	$10.05	$9.60
Number of Accumulation Units outstanding at end of period	7,601,750	8,722,120	10,212,905	12,257,013
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.99	$11.81	$11.73	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20
Value at end of period	$11.75	$11.99	$11.81	$11.73	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62
Number of Accumulation Units outstanding at end of period	1,565,056	1,685,713	2,140,065	2,326,628	2,474,708	2,262,123	2,599,279	3,165,568	3,163,184	3,588,432
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$25.95	$20.53	$19.77	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58
Value at end of period	$25.10	$25.95	$20.53	$19.77	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10
Number of Accumulation Units outstanding at end of period	1,584,658	1,832,233	2,411,598	2,897,333	3,345,047	3,838,302	3,614,401	4,238,575	4,210,806	4,248,323
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.51	$11.39	$11.15	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59	$9.88
Value at end of period	$11.11	$11.51	$11.39	$11.15	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59
Number of Accumulation Units outstanding at end of period	1,775,555	1,823,246	2,308,811	2,427,575	2,742,060	3,201,123	5,636,752	5,459,336	3,408,948	2,184,297

A-3

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$15.10	$13.86	$13.97	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21
Value at end of period	$13.59	$15.10	$13.86	$13.97	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49
Number of Accumulation Units outstanding at end of period	608,093	689,431	850,881	1,017,120	1,199,879	1,384,244	1,576,114	1,763,062	1,961,059	2,241,686
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$115.34	$111.21	$108.20	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77
Value at end of period	$105.02	$115.34	$111.21	$108.20	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29
Number of Accumulation Units outstanding at end of period	123,213	140,103	203,191	252,122	319,442	412,408	481,849	575,703	675,827	801,790
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$19.64	$16.39	$15.33	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85
Value at end of period	$17.63	$19.64	$16.39	$15.33	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89
Number of Accumulation Units outstanding at end of period	1,423,097	1,688,524	2,237,802	2,511,540	2,768,582	3,001,487	3,337,689	3,608,516	3,853,085	3,902,577
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.74	$18.04	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63
Value at end of period	$16.00	$19.74	$18.04	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16
Number of Accumulation Units outstanding at end of period	700,751	776,175	1,037,070	1,226,292	1,421,605	1,638,441	1,976,916	2,223,917	2,485,616	2,897,468
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.83	$15.47	$13.56	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71
Value at end of period	$15.76	$16.83	$15.47	$13.56	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04
Number of Accumulation Units outstanding at end of period	2,038,176	2,398,130	3,155,065	3,731,542	4,655,588	5,147,846	5,478,163	5,332,275	5,251,259	5,510,324
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.99	$21.53	$18.54	$20.00	$18.58	$13.96	$11.93	$12.36	$10.89	$8.59
Value at end of period	$21.58	$24.99	$21.53	$18.54	$20.00	$18.58	$13.96	$11.93	$12.36	$10.89
Number of Accumulation Units outstanding at end of period	823,469	975,633	1,322,990	1,683,688	2,034,525	2,240,125	2,131,292	2,213,852	2,163,923	2,202,640
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$20.85	$19.12	$16.86	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24
Value at end of period	$18.57	$20.85	$19.12	$16.86	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15
Number of Accumulation Units outstanding at end of period	2,996,166	3,487,076	4,329,327	5,216,053	6,388,091	2,363,718	2,113,601	2,270,527	2,408,048	2,591,371
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.97	$11.91	$10.52	$10.93	$10.13
Value at end of period	$11.54	$12.97	$11.91	$10.52	$10.93
Number of Accumulation Units outstanding at end of period	4,535,687	5,238,079	6,252,217	7,191,688	8,247,921
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$58.28	$51.89	$43.88	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66
Value at end of period	$49.65	$58.28	$51.89	$43.88	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47
Number of Accumulation Units outstanding at end of period	615,558	703,489	837,388	956,646	1,110,697	1,334,073	1,464,057	1,747,429	2,059,675	2,460,096
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.98	$19.84	$17.82	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22
Value at end of period	$22.97	$27.98	$19.84	$17.82	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67
Number of Accumulation Units outstanding at end of period	1,451,508	1,680,669	2,136,235	2,491,137	2,828,949	3,257,286	3,572,154	3,601,771	3,721,910	4,884,446
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$21.99	$19.60	$17.34	$18.13	$15.99	$12.33	$10.42	$10.38	$8.56	$6.91
Value at end of period	$19.03	$21.99	$19.60	$17.34	$18.13	$15.99	$12.33	$10.42	$10.38	$8.56
Number of Accumulation Units outstanding at end of period	543,043	664,025	875,198	1,100,503	1,353,541	1,923,801	1,723,331	1,622,804	1,415,034	802,705
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$34.42	$30.21	$25.19	$26.53	$24.83	$18.12	$15.49	$15.92	$12.74	$10.15
Value at end of period	$30.36	$34.42	$30.21	$25.19	$26.53	$24.83	$18.12	$15.49	$15.92	$12.74
Number of Accumulation Units outstanding at end of period	798,587	869,153	1,234,769	1,470,952	1,635,806	1,942,461	1,734,757	1,899,433	2,114,063	1,657,419
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$35.06	$28.26	$27.22	$25.95	$25.25	$21.44	$18.78	$17.47	$15.55	$12.24
Value at end of period	$33.98	$35.06	$28.26	$27.22	$25.95	$25.25	$21.44	$18.78	$17.47	$15.55
Number of Accumulation Units outstanding at end of period	891,499	1,045,249	1,340,989	1,519,675	1,806,889	2,192,686	2,525,466	2,790,056	2,982,767	2,798,687
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$24.69	$18.40	$18.66	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54
Value at end of period	$21.09	$24.69	$18.40	$18.66	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73
Number of Accumulation Units outstanding at end of period	686,612	807,076	883,783	1,216,762	1,205,566	1,469,568	1,279,009	1,397,045	1,420,560	1,635,220
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$99.15	$87.37	$82.00	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06
Value at end of period	$98.26	$99.15	$87.37	$82.00	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07
Number of Accumulation Units outstanding at end of period	3,009,879	3,519,909	4,380,841	4,905,548	5,469,024	6,127,711	6,556,997	7,077,206	7,593,076	8,156,298
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$58.41	$50.96	$43.51	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17
Value at end of period	$52.22	$58.41	$50.96	$43.51	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32
Number of Accumulation Units outstanding at end of period	815,375	958,143	1,314,400	1,493,918	1,766,295	2,183,982	2,465,852	2,820,631	3,008,352	3,153,961
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.27	$16.95	$16.97	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78
Value at end of period	$21.66	$22.27	$16.95	$16.97	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13
Number of Accumulation Units outstanding at end of period	1,530,857	1,644,216	1,963,161	2,549,469	2,394,002	2,453,514	2,352,194	1,806,950	1,929,680	1,909,257

A-4

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.83	$14.93	$14.86	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99
Value at end of period	$15.94	$18.83	$14.93	$14.86	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19
Number of Accumulation Units outstanding at end of period	827,949	875,910	1,015,936	1,199,390	1,221,192	1,258,845	1,385,641	1,461,019	1,599,392	1,998,238
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$13.05	$10.85	$10.83	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44
Value at end of period	$10.92	$13.05	$10.85	$10.83	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67
Number of Accumulation Units outstanding at end of period	3,379,309	3,817,589	5,129,382	6,092,607	6,958,530	7,818,813	8,618,254	2,688,868	2,992,773	2,884,425
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$35.23	$30.22	$27.64	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88
Value at end of period	$29.75	$35.23	$30.22	$27.64	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71
Number of Accumulation Units outstanding at end of period	406,133	484,774	655,387	816,077	984,423	1,092,286	1,218,937	1,363,264	1,606,338	1,694,621

A-5

Condensed Financial Information (continued)

Separate Account Annual Charges of 2.35%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$12.28	$11.06	$10.91	$11.29	$11.34	$10.15	$9.45	$10.04	$9.37	$7.94
Value at end of period	$11.08	$12.28	$11.06	$10.91	$11.29	$11.34	$10.15	$9.45	$10.04	$9.37
Number of Accumulation Units outstanding at end of period	523,652	556,037	633,933	806,779	913,450	979,000	934,023	1,064,826	1,076,203	1,786,545
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$21.50	$19.31	$14.90	$16.29	$16.18	$12.36	$11.38	$12.42	$10.05	$8.24
Value at end of period	$17.18	$21.50	$19.31	$14.90	$16.29	$16.18	$12.36	$11.38	$12.42	$10.05
Number of Accumulation Units outstanding at end of period	15,154	14,155	16,685	17,861	18,858	19,807	25,706	28,540	33,715	39,739
PROFUND VP EUROPE 30
Value at beginning of period	$11.10	$9.49	$9.02	$10.36	$11.61	$9.78	$8.59	$9.65	$9.63	$7.45
Value at end of period	$9.30	$11.10	$9.49	$9.02	$10.36	$11.61	$9.78	$8.59	$9.65	$9.63
Number of Accumulation Units outstanding at end of period	79	77	645	649	2,751	3,316	3,518	3,745	4,369	4,966
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.89	$2.20	$2.37	$2.47	$3.63	$3.19	$3.51	$5.75	$7.01	$5.43
Value at end of period	$1.92	$1.89	$2.20	$2.37	$2.47	$3.63	$3.19	$3.51	$5.75	$7.01
Number of Accumulation Units outstanding at end of period	0	0	0	0	314	317	321	324	761	2,153
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.94	$8.22	$8.40	$9.02	$10.23	$8.35	$7.02	$8.69	$8.19
Value at end of period	$8.11	$9.94	$8.22	$8.40	$9.02	$10.23	$8.35	$7.02	$8.69
Number of Accumulation Units outstanding at end of period	13,629	11,507	8,694	3,732	7,141	6,028	0	0	110
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.51	$10.54	$10.97	$12.11	$13.31	$11.47	$10.19	$10.89	$9.08
Value at end of period	$10.47	$12.51	$10.54	$10.97	$12.11	$13.31	$11.47	$10.19	$10.89
Number of Accumulation Units outstanding at end of period	645	652	393	396	387	372	591	614	3,017
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.23	$9.32	$9.02	$9.47	$9.25	$8.34	$7.42	$7.90	$7.64	$6.02
Value at end of period	$9.97	$11.23	$9.32	$9.02	$9.47	$9.25	$8.34	$7.42	$7.90	$7.64
Number of Accumulation Units outstanding at end of period	296,100	314,348	379,583	547,011	371,433	393,213	360,622	373,188	377,940	421,558
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.72	$8.93	$8.68	$9.44
Value at end of period	$9.48	$10.72	$8.93	$8.68
Number of Accumulation Units outstanding at end of period	117,003	128,575	137,143	127,939
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.47	$10.25	$9.86	$10.48	$10.34	$9.86
Value at end of period	$10.36	$11.47	$10.25	$9.86	$10.48	$10.34
Number of Accumulation Units outstanding at end of period	39,497	41,811	53,125	78,785	114,556	588
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$8.57	$8.74	$8.94	$9.15	$9.37	$9.59	$9.83	$10.06	$10.30	$10.51
Value at end of period	$8.48	$8.57	$8.74	$8.94	$9.15	$9.37	$9.59	$9.83	$10.06	$10.30
Number of Accumulation Units outstanding at end of period	281,228	295,091	299,839	606,333	369,734	822,332	737,885	653,047	672,652	968,348
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.45	$14.91	$13.98	$14.58	$13.55	$10.66	$9.48	$9.98
Value at end of period	$16.20	$17.45	$14.91	$13.98	$14.58	$13.55	$10.66	$9.48
Number of Accumulation Units outstanding at end of period	454,972	498,435	575,016	626,890	592,752	651,065	852,858	851,297
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.42	$13.15	$12.30	$12.81	$11.88	$9.33	$8.28	$8.52	$7.66	$6.04
Value at end of period	$14.35	$15.42	$13.15	$12.30	$12.81	$11.88	$9.33	$8.28	$8.52	$7.66
Number of Accumulation Units outstanding at end of period	147,610	170,174	251,533	380,152	495,002	532,044	551,572	584,744	169,041	185,966
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.52	$12.87	$12.79	$13.82	$13.69	$13.50	$10.77	$13.52	$12.87	$10.19
Value at end of period	$15.13	$17.52	$12.87	$12.79	$13.82	$13.69	$13.50	$10.77	$13.52	$12.87
Number of Accumulation Units outstanding at end of period	34,148	35,608	38,833	37,245	33,060	33,963	36,875	41,076	45,723	80,767
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.26	$16.64	$14.87	$15.54	$15.73	$15.25	$13.69	$13.43	$12.04	$8.25
Value at end of period	$16.31	$17.26	$16.64	$14.87	$15.54	$15.73	$15.25	$13.69	$13.43	$12.04
Number of Accumulation Units outstanding at end of period	158,728	171,905	212,329	198,896	308,768	315,083	423,818	258,511	394,261	135,645
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.21	$15.83	$14.73	$14.99	$13.52	$10.44	$9.37	$9.63	$8.67	$7.22
Value at end of period	$17.44	$19.21	$15.83	$14.73	$14.99	$13.52	$10.44	$9.37	$9.63	$8.67
Number of Accumulation Units outstanding at end of period	50,136	9,114	10,603	13,870	14,205	14,907	28,675	29,567	34,596	44,071

A-6

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.14	$19.11	$16.60	$17.36	$16.27	$12.41	$10.83	$11.24	$9.47	$7.38
Value at end of period	$17.64	$21.14	$19.11	$16.60	$17.36	$16.27	$12.41	$10.83	$11.24	$9.47
Number of Accumulation Units outstanding at end of period	31,428	32,869	35,168	38,796	40,369	41,089	51,875	54,098	58,002	66,645
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.25	$17.99	$14.50	$15.39	$14.97	$10.77	$9.84	$10.18	$8.51	$7.00
Value at end of period	$16.43	$19.25	$17.99	$14.50	$15.39	$14.97	$10.77	$9.84	$10.18	$8.51
Number of Accumulation Units outstanding at end of period	14,615	14,805	25,028	28,215	33,044	41,623	49,722	48,852	51,314	53,319
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.53	$12.25	$12.04	$12.30	$11.83	$12.16	$11.41	$10.89	$10.18	$9.37
Value at end of period	$12.14	$12.53	$12.25	$12.04	$12.30	$11.83	$12.16	$11.41	$10.89	$10.18
Number of Accumulation Units outstanding at end of period	1,887,840	1,940,386	2,123,582	2,270,448	2,519,000	784,193	750,804	831,004	927,831	842,268
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.00	$9.07	$9.25	$9.61	$10.18
Value at end of period	$9.22	$11.00	$9.07	$9.25	$9.61
Number of Accumulation Units outstanding at end of period	435,232	462,578	482,167	518,596	552,139
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$9.74	$8.01	$8.16	$8.44	$9.22	$7.79	$6.74	$7.88	$7.49	$6.02
Value at end of period	$8.19	$9.74	$8.01	$8.16	$8.44	$9.22	$7.79	$6.74	$7.88	$7.49
Number of Accumulation Units outstanding at end of period	132,350	146,755	188,995	204,167	216,538	224,867	43,265	55,538	66,408	49,609
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.45	$11.80	$11.74	$10.88	$11.78	$9.67	$9.20	$10.92	$9.84	$10.02
Value at end of period	$12.02	$14.45	$11.80	$11.74	$10.88	$11.78	$9.67	$9.20	$10.92	$9.84
Number of Accumulation Units outstanding at end of period	7,351	8,045	7,398	21,983	615	634	1,237	1,996	3,430	488
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$18.90	$15.00	$14.86	$14.40	$13.04	$10.25	$10.02
Value at end of period	$18.07	$18.90	$15.00	$14.86	$14.40	$13.04	$10.25
Number of Accumulation Units outstanding at end of period	663,475	733,085	865,242	888,019	901,166	990,538	1,128,608
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.11	$21.45	$21.19	$20.45	$18.47	$14.48	$12.59	$12.61	$11.30	$8.12
Value at end of period	$26.01	$27.11	$21.45	$21.19	$20.45	$18.47	$14.48	$12.59	$12.61	$11.30
Number of Accumulation Units outstanding at end of period	413,993	469,971	583,282	730,650	818,763	464,145	156,889	132,179	90,392	60,434
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.36	$15.70	$14.16	$15.20	$14.19	$11.12	$9.96	$10.04
Value at end of period	$15.60	$17.36	$15.70	$14.16	$15.20	$14.19	$11.12	$9.96
Number of Accumulation Units outstanding at end of period	426,547	451,535	522,471	556,219	463,133	247,977	53,251	64,676
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$27.37	$22.47	$21.50	$21.96	$20.72	$16.11	$14.48	$14.95	$11.78	$8.55
Value at end of period	$24.67	$27.37	$22.47	$21.50	$21.96	$20.72	$16.11	$14.48	$14.95	$11.78
Number of Accumulation Units outstanding at end of period	199,584	220,904	122,084	141,470	155,449	171,972	64,061	79,808	140,135	40,002
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.39	$9.87	$9.66	$9.97	$9.64	$9.46	$8.98	$8.74	$8.30	$8.24
Value at end of period	$9.87	$10.39	$9.87	$9.66	$9.97	$9.64	$9.46	$8.98	$8.74	$8.30
Number of Accumulation Units outstanding at end of period	478,538	500,194	515,273	545,600	579,071	740,729	810,817	1,126,761	535,970	480,746
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.77	$12.96	$12.37	$12.93	$12.57	$10.85	$9.83	$10.19	$9.35	$9.21
Value at end of period	$13.34	$14.77	$12.96	$12.37	$12.93	$12.57	$10.85	$9.83	$10.19	$9.35
Number of Accumulation Units outstanding at end of period	1,318,155	1,480,712	1,996,988	2,195,422	2,319,988	2,595,036	3,073,303	3,444,258	3,824,298	3,683,496
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.51	$12.97	$12.44	$12.94	$12.54	$11.10	$10.18	$10.42	$9.61	$9.49
Value at end of period	$13.28	$14.51	$12.97	$12.44	$12.94	$12.54	$11.10	$10.18	$10.42	$9.61
Number of Accumulation Units outstanding at end of period	762,382	859,685	1,173,800	1,295,736	1,475,770	1,591,775	1,740,020	2,026,044	1,969,328	2,239,686
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.53	$12.39	$12.00	$12.48	$12.14	$11.30	$10.50	$10.53	$9.84	$9.75
Value at end of period	$12.54	$13.53	$12.39	$12.00	$12.48	$12.14	$11.30	$10.50	$10.53	$9.84
Number of Accumulation Units outstanding at end of period	582,798	745,059	839,493	944,003	988,289	1,116,993	1,263,948	1,402,626	1,681,462	1,842,613
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$30.88	$24.15	$23.26	$22.19	$20.15	$15.67	$14.04	$13.84	$12.60	$10.18
Value at end of period	$29.79	$30.88	$24.15	$23.26	$22.19	$20.15	$15.67	$14.04	$13.84	$12.60
Number of Accumulation Units outstanding at end of period	54,777	131,388	160,146	154,058	155,576	163,422	47,688	54,888	27,688	23,351

A-7

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$17.92	$15.00	$13.88	$13.96	$12.70	$9.86	$8.76	$8.79	$8.03	$6.66
Value at end of period	$16.85	$17.92	$15.00	$13.88	$13.96	$12.70	$9.86	$8.76	$8.79	$8.03
Number of Accumulation Units outstanding at end of period	395,701	185,038	177,680	173,809	154,124	169,147	185,779	85,449	118,752	92,362
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$24.67	$22.31	$19.82	$21.09	$19.24	$14.99	$13.24	$13.48	$12.42	$10.61
Value at end of period	$22.43	$24.67	$22.31	$19.82	$21.09	$19.24	$14.99	$13.24	$13.48	$12.42
Number of Accumulation Units outstanding at end of period	164,308	249,904	283,187	203,538	155,188	159,493	48,920	34,737	13,781	17,012
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$29.97	$24.67	$23.66	$24.42	$22.51	$17.08	$15.15	$15.86	$12.91	$10.71
Value at end of period	$27.69	$29.97	$24.67	$23.66	$24.42	$22.51	$17.08	$15.15	$15.86	$12.91
Number of Accumulation Units outstanding at end of period	56,582	56,582	63,500	73,909	67,335	63,306	57,023	42,714	43,273	49,341
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.04	$16.57	$15.00	$15.84	$14.43	$11.04	$9.69	$10.13	$8.31	$6.09
Value at end of period	$16.81	$19.04	$16.57	$15.00	$15.84	$14.43	$11.04	$9.69	$10.13	$8.31
Number of Accumulation Units outstanding at end of period	231,545	245,400	288,995	252,114	266,967	275,320	126,206	122,670	129,023	114,394
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$18.76	$16.86	$14.29	$15.37	$15.04	$11.13	$9.84	$10.51	$8.54	$6.92
Value at end of period	$16.23	$18.76	$16.86	$14.29	$15.37	$15.04	$11.13	$9.84	$10.51	$8.54
Number of Accumulation Units outstanding at end of period	126,606	128,200	125,808	150,345	143,436	180,912	130,341	152,810	150,555	121,580
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$25.46	$22.01	$19.93	$20.64	$20.06	$14.81	$13.20	$13.44	$10.42	$8.17
Value at end of period	$20.86	$25.46	$22.01	$19.93	$20.64	$20.06	$14.81	$13.20	$13.44	$10.42
Number of Accumulation Units outstanding at end of period	3,254	3,196	3,245	3,252	4,494	12,175	12,613	12,853	13,292	15,741
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$20.03	$18.48	$15.24	$15.77	$15.20	$11.33	$10.15	$10.68	$8.82	$7.10
Value at end of period	$16.42	$20.03	$18.48	$15.24	$15.77	$15.20	$11.33	$10.15	$10.68	$8.82
Number of Accumulation Units outstanding at end of period	107,597	115,457	139,908	123,139	42,573	55,493	38,113	53,650	47,715	25,086
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.43	$9.91	$9.55	$10.02
Value at end of period	$10.14	$11.43	$9.91	$9.55
Number of Accumulation Units outstanding at end of period	286,919	302,657	353,215	431,376
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$10.91	$10.85	$10.89	$11.15	$10.83	$11.40	$11.27	$10.79	$10.44	$10.13
Value at end of period	$10.59	$10.91	$10.85	$10.89	$11.15	$10.83	$11.40	$11.27	$10.79	$10.44
Number of Accumulation Units outstanding at end of period	188,525	172,623	241,652	190,650	223,076	93,466	139,406	235,943	165,685	228,018
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$22.95	$18.33	$17.82	$19.22	$18.86	$13.91	$11.90	$11.93	$9.65	$7.31
Value at end of period	$21.99	$22.95	$18.33	$17.82	$19.22	$18.86	$13.91	$11.90	$11.93	$9.65
Number of Accumulation Units outstanding at end of period	131,181	149,571	177,494	203,897	215,568	250,428	260,859	345,820	337,728	327,598
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.58	$10.57	$10.44	$10.98	$10.97	$12.30	$11.85	$10.83	$10.51	$9.87
Value at end of period	$10.12	$10.58	$10.57	$10.44	$10.98	$10.97	$12.30	$11.85	$10.83	$10.51
Number of Accumulation Units outstanding at end of period	193,043	193,622	240,924	213,954	234,827	300,004	581,179	638,466	233,842	163,423
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.49	$12.50	$12.72	$13.25	$11.92	$11.77	$9.59	$10.37	$9.16	$7.03
Value at end of period	$12.02	$13.49	$12.50	$12.72	$13.25	$11.92	$11.77	$9.59	$10.37	$9.16
Number of Accumulation Units outstanding at end of period	38,217	40,999	40,674	45,537	49,268	62,894	74,826	80,475	90,579	99,966
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.05	$19.51	$19.17	$19.07	$15.04	$15.09	$13.37	$12.50	$10.01	$7.54
Value at end of period	$18.07	$20.05	$19.51	$19.17	$19.07	$15.04	$15.09	$13.37	$12.50	$10.01
Number of Accumulation Units outstanding at end of period	34,583	37,195	47,194	52,999	60,160	84,337	91,971	101,767	108,093	134,737
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.47	$14.72	$13.90	$13.82	$12.55	$9.54	$8.70	$9.35	$8.54	$6.64
Value at end of period	$15.53	$17.47	$14.72	$13.90	$13.82	$12.55	$9.54	$8.70	$9.35	$8.54
Number of Accumulation Units outstanding at end of period	122,942	144,233	150,448	151,239	167,186	167,912	198,174	212,175	267,625	276,908
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$17.63	$16.27	$13.47	$14.21	$13.95	$10.21	$9.15	$9.63	$7.87	$6.46
Value at end of period	$14.15	$17.63	$16.27	$13.47	$14.21	$13.95	$10.21	$9.15	$9.63	$7.87
Number of Accumulation Units outstanding at end of period	48,923	59,893	85,027	105,703	186,698	212,106	246,050	268,406	323,478	357,068
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.03	$13.95	$12.35	$13.51	$13.17	$11.77	$10.70	$10.69	$9.69	$7.52
Value at end of period	$13.94	$15.03	$13.95	$12.35	$13.51	$13.17	$11.77	$10.70	$10.69	$9.69
Number of Accumulation Units outstanding at end of period	217,255	271,533	279,323	322,413	516,761	431,185	470,491	489,208	451,080	421,571

A-8

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.78	$16.34	$14.20	$15.47	$14.52	$11.01	$9.50	$9.94	$8.84	$7.04
Value at end of period	$16.06	$18.78	$16.34	$14.20	$15.47	$14.52	$11.01	$9.50	$9.94	$8.84
Number of Accumulation Units outstanding at end of period	70,374	62,668	80,504	101,595	93,439	86,555	95,254	81,043	76,538	69,884
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.44	$17.07	$15.20	$15.94	$15.01	$12.34	$11.23	$11.65	$10.65	$8.91
Value at end of period	$16.27	$18.44	$17.07	$15.20	$15.94	$15.01	$12.34	$11.23	$11.65	$10.65
Number of Accumulation Units outstanding at end of period	143,411	151,527	233,234	296,881	394,473	162,237	94,863	91,291	111,118	139,616
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$12.49	$11.58	$10.32	$10.84	$10.23
Value at end of period	$11.00	$12.49	$11.58	$10.32	$10.84
Number of Accumulation Units outstanding at end of period	483,393	498,707	424,763	433,327	430,846
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$20.31	$18.26	$15.59	$16.45	$15.30	$11.70	$10.46	$10.95	$9.97	$8.23
Value at end of period	$17.14	$20.31	$18.26	$15.59	$16.45	$15.30	$11.70	$10.46	$10.95	$9.97
Number of Accumulation Units outstanding at end of period	124,135	135,129	145,992	178,923	170,356	175,434	149,976	156,097	161,053	180,266
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$25.09	$17.96	$16.29	$19.81	$20.10	$21.83	$18.77	$23.52	$20.02	$11.95
Value at end of period	$20.39	$25.09	$17.96	$16.29	$19.81	$20.10	$21.83	$18.77	$23.52	$20.02
Number of Accumulation Units outstanding at end of period	96,675	96,664	102,877	113,158	116,394	178,001	188,178	139,259	154,288	231,109
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$20.02	$18.02	$16.09	$17.00	$15.14	$11.78	$10.05	$10.11	$8.42	$6.86
Value at end of period	$17.16	$20.02	$18.02	$16.09	$17.00	$15.14	$11.78	$10.05	$10.11	$8.42
Number of Accumulation Units outstanding at end of period	57,161	66,975	115,489	126,329	145,708	180,404	168,682	140,398	103,224	18,745
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$24.08	$21.34	$17.97	$19.11	$18.06	$13.31	$11.48	$11.92	$9.63	$7.75
Value at end of period	$21.04	$24.08	$21.34	$17.97	$19.11	$18.06	$13.31	$11.48	$11.92	$9.63
Number of Accumulation Units outstanding at end of period	102,650	101,531	138,067	126,989	129,529	137,081	129,591	102,204	138,812	139,793
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$25.82	$21.01	$20.43	$19.67	$19.32	$16.57	$14.66	$13.76	$12.37	$9.83
Value at end of period	$24.78	$25.82	$21.01	$20.43	$19.67	$19.32	$16.57	$14.66	$13.76	$12.37
Number of Accumulation Units outstanding at end of period	109,791	113,401	156,227	144,758	155,999	158,384	211,745	156,962	149,109	127,893
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$21.84	$16.43	$16.83	$16.60	$16.65	$13.44	$11.34	$12.68	$11.21	$8.24
Value at end of period	$18.47	$21.84	$16.43	$16.83	$16.60	$16.65	$13.44	$11.34	$12.68	$11.21
Number of Accumulation Units outstanding at end of period	118,713	117,104	116,949	131,627	106,859	108,664	110,885	105,921	97,880	103,453
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.35	$19.89	$18.85	$18.34	$16.75	$14.03	$12.55	$12.49	$11.22	$8.62
Value at end of period	$21.94	$22.35	$19.89	$18.85	$18.34	$16.75	$14.03	$12.55	$12.49	$11.22
Number of Accumulation Units outstanding at end of period	1,427,992	1,509,670	1,617,726	1,553,552	1,411,802	1,482,054	1,350,382	1,453,927	1,567,788	2,019,408
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.35	$16.17	$13.94	$15.33	$14.61	$11.53	$10.08	$10.41	$9.28	$7.60
Value at end of period	$16.25	$18.35	$16.17	$13.94	$15.33	$14.61	$11.53	$10.08	$10.41	$9.28
Number of Accumulation Units outstanding at end of period	214,753	224,673	272,829	302,139	329,524	317,948	307,832	305,386	291,425	271,137
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.08	$15.43	$15.61	$14.46	$13.66	$10.07	$8.69	$9.02	$7.92	$5.69
Value at end of period	$19.35	$20.08	$15.43	$15.61	$14.46	$13.66	$10.07	$8.69	$9.02	$7.92
Number of Accumulation Units outstanding at end of period	152,779	143,194	142,403	168,766	93,437	100,295	67,749	89,433	49,172	39,025
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$16.66	$13.34	$13.40	$13.86	$14.35	$12.85	$11.08	$12.95	$11.65	$8.67
Value at end of period	$13.97	$16.66	$13.34	$13.40	$13.86	$14.35	$12.85	$11.08	$12.95	$11.65
Number of Accumulation Units outstanding at end of period	60,657	67,183	70,264	79,756	72,653	70,073	84,838	82,372	87,474	114,812
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.66	$9.78	$9.86	$10.47	$11.51	$9.83	$8.48	$9.90	$9.33	$7.25
Value at end of period	$9.66	$11.66	$9.78	$9.86	$10.47	$11.51	$9.83	$8.48	$9.90	$9.33
Number of Accumulation Units outstanding at end of period	405,514	343,669	353,922	416,409	440,779	447,193	479,939	224,776	219,302	256,478
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.69	$13.59	$12.55	$13.90	$14.64	$11.48	$9.65	$10.48	$9.96	$7.71
Value at end of period	$13.12	$15.69	$13.59	$12.55	$13.90	$14.64	$11.48	$9.65	$10.48	$9.96
Number of Accumulation Units outstanding at end of period	84,032	87,827	107,969	130,976	141,732	117,764	146,940	109,732	119,201	140,460

A-9

APPENDIX B

The Funds

The following funds are closed to new premiums and transfers. Contract Owners who have value in any of the closed funds may leave their Contract Value in these investments.

Closed Funds
Columbia Variable Portfolio - Small Cap Value Fund (Class 2)	Voya International Index Portfolio (Class S)
ProFund VP Bull	Voya Large Cap Growth Portfolio (Class S)
ProFund VP Europe 30	Voya Limited Maturity Bond Portfolio (Class S)
ProFund VP Rising Rates Opportunity	Voya SmallCap Opportunities Portfolio (Class S)
Voya Global Equity Portfolio (Class S)[14]	VY® Clarion Global Real Estate Portfolio (Class S)
Voya Growth and Income Portfolio (Class S)	VY® Clarion Real Estate Portfolio (Class S)
Voya Index Plus LargeCap Portfolio (Class S)	VY® Columbia Small Cap Value II Portfolio (Class S)
Voya Index Plus MidCap Portfolio (Class S)	VY® Invesco Equity and Income Portfolio (Class S)
Voya Index Plus SmallCap Portfolio (Class S)	VY® JPMorgan Mid Cap Value Portfolio (Class S)
Open Funds

During the accumulation phase, you may allocate your premium payments and Contract Value to any of the funds available under this Contract, plus any Fixed Interest Allocation that is available. The funds that are currently available for allocation are listed in this appendix. You bear the entire investment risk for amounts you allocate to any fund, and you may lose your principal.

The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the funds’ prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in them. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Fund prospectuses may be obtained free of charge, from Customer Service at the address and telephone number listed in the prospectus, by accessing the SEC’s website or by contacting the SEC Public Reference Room. If you received a summary prospectus for any of the funds available through your Contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the Contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “fund of funds.” Funds offered in a fund of funds structure may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Certain funds employ a managed volatility strategy. A managed volatility strategy is a strategy that is intended to reduce a fund’s overall volatility and downside risk and, thereby, help us manage the risks associated with providing certain guarantees under the Contract.

Consult with your investment professional to determine if the funds may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

[14]	This fund employs a managed volatility strategy. See the “Funds with Managed Volatility Strategies” section for more information about managed volatility funds.

B-1

Fund Name Investment Adviser/Subadviser	Investment Objective	Gross Fund Expenses[15]
BlackRock Global Allocation V.I. Fund Investment Adviser: BlackRock Advisors, LLC	Seeks high total investment return.	Class III 1.15%

Voya Balanced Income Portfolio (Formerly known as the VY® Franklin Income Portfolio) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize income while maintaining prospects for capital appreciation.	Class S 0.86%

Voya Euro STOXX 50® Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the EURO STOXX 50® Index.	Class ADV 1.29%

Voya FTSE 100 Index® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the FTSE 100 Index®.	Class ADV 1.28%

Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.	Class T 1.38%

Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.	Class ADV 1.48%

Voya Government Liquid Assets Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.	Class S 0.54%

Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Class ADV 1.13%

Voya Hang Seng Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Hang Seng Index.	Class S 1.17%

[15]	Gross fund expenses are before any applicable fee waivers or expense reimbursements.

B-2

Fund Name Investment Adviser/Subadviser	Investment Objective	Gross Fund Expenses[15]
Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.	Class S 0.75%

Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Class S 0.80%

Voya International High Dividend Low Volatility
Portfolio
(Formerly known as the VY® Templeton Foreign Equity
Portfolio)

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC
	Seeks maximum total return.	Class S 0.95%

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Class ADV 1.04%

Voya Japan TOPIX Index® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Tokyo Stock Price Index®.	Class ADV 1.29%

Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.	Class ADV 1.27%

Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.	Class S 1.00%

Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.	Class S 1.03%

B-3

Fund Name Investment Adviser/Subadviser	Investment Objective	Gross Fund Expenses[15]
Voya Retirement Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.	Class ADV 1.15%

Voya Retirement Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.
Class ADV 1.14%

Voya Retirement Moderate Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.
Class ADV 1.13%

Voya Retirement Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.
Class ADV 1.15%

Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Class S 0.79%

Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Class S 0.64%

Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Class S 0.78%

Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Class S 0.80%

B-4

Fund Name Investment Adviser/Subadviser	Investment Objective	Gross Fund Expenses[15]
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Class S 0.71%

Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Class S 0.72%

Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Class S 1.15%

Voya Solution Moderately Aggressive Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.	Class S 1.17%

Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Class S 0.63%

VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.	Class S 1.24%

VY® BlackRock Inflation Protected Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BlackRock Financial Management, Inc.	Seeks to maximize real return, consistent with preservation of real capital and prudent investment management.	Class S 0.83%

VY® Columbia Contrarian Core Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return consisting of long-term capital appreciation and current income.	Class S 1.19%

VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.	Class S 1.01%

VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.	Class S2 1.07%

B-5

Fund Name Investment Adviser/Subadviser	Investment Objective	Gross Fund Expenses[15]
VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.	Class S 0.89%

VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.	Class S 1.51%

VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.	Class S 1.10%

VY® Morgan Stanley Global Franchise Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Morgan Stanley Investment Management Inc.	A non-diversified Portfolio that seeks long-term capital appreciation.	Class S 1.22%

VY® Oppenheimer Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.	Class S 1.00%

VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Class S 0.89%

VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	Class S 0.89%

VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.	Class S 0.98%

VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.	Class S 1.10%

VY® Templeton Global Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.	Class S 1.22%

B-6

HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by Voya Investment Management Co. LLC and Voya Investments, LLC in connection with the Voya Hang Seng Portfolio (the “product”), but neither Hang Seng Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person: (1) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (2) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or (3) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it for any purpose, and no warranty or representation or guarantee of any kind whatsoever relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (1) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY VOYA INVESTMENT MANAGEMENT CO. LLC AND VOYA INVESTMENTS, LLC IN CONNECTION WITH THE PRODUCT; OR (2) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (3) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (4) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.

B-7

APPENDIX C

Fixed Account I

The Fixed Account I (“Fixed Account”) is an optional Fixed Interest Allocation option offered during the accumulation phase of your variable annuity Contract. The Fixed Account, which is a segregated asset account of VIAC, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for Guaranteed Interest Periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with Guaranteed Interest Periods that may vary by maturity, state of issue and rate. In addition, we may offer dollar cost averaging Fixed Interest Allocations, which are six-month and one-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional Guaranteed Interest Periods in some or all states, may not offer all Guaranteed Interest Periods on all contracts or in all states and the rates for a given Guaranteed Interest Period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each Guaranteed Interest Period. The interest you earn in the Fixed Account as well as your principal is guaranteed by VIAC, as long as you do not take your money out before the maturity date for the applicable Guaranteed Interest Period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a Market Value Adjustment. A Market Value Adjustment could increase or decrease your Contract Value and/or the amount you take out.

For Contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return your Contract for a refund as described in the Contract prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract Value to the Guaranteed Interest Periods of the Fixed Account during the accumulation period as described in the Contract prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the Guaranteed Interest Period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the Guaranteed Interest Period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the Guaranteed Interest Period. Each Guaranteed Interest Period ends on its maturity date which is the last day of the month in which the Guaranteed Interest Period is scheduled to expire.

Your Contract Value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the Guaranteed Interest Period you selected when we receive and accept your premium or reallocation of Contract Value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the Guaranteed Interest Period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different Guaranteed Interest Periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates.

Transfers from a Fixed Interest Allocation

You may transfer your Contract Value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new Guaranteed Interest Periods, or to any of the Subaccounts of VIAC’s Separate Account B as described in the Contract prospectus on the maturity date of a Guaranteed Interest Period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract Value in such Fixed Interest Allocation to the Voya Government Liquid Assets Portfolio, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect.

C-1

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract Value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract Value. We will apply a Market Value Adjustment: (1) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable Guaranteed Interest Period, or under the systematic withdrawal or dollar cost averaging program); and (2) if on the Annuity Start Date a Guaranteed Interest Period for any Fixed Interest Allocation does not end on or within 30 days of the Annuity Start Date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract Value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract Value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized (hereinafter referred to as a “Withdrawal”) in order to provide the amount requested.

Effective February 13, 2018 (the “Effective Date”), your Contract was endorsed or otherwise amended to limit any negative Market Value Adjustment that we may apply to a Withdrawal from the Fixed Account. More specifically, on and after the Effective Date, we will limit future negative Market Value Adjustments that we may apply to any Withdrawals from the Fixed Account so that any such Market Value Adjustments will not cause your applicable Fixed Account value to be less than the following “Floor Guarantee”:

•	100% of premiums or other amounts allocated to the Fixed Account, accumulated while so allocated with interest at an effective annual rate equal to the greater of (i) any guaranteed minimum interest rate (“GMIR”) applicable to the Fixed Account and (ii) 1.5%; minus
•	The amount of any Withdrawals from the Fixed Account (before applying any positive or negative Market Value Adjustments); minus
•	Any applicable surrender charges.

If your Fixed Account value after application of any Market Value Adjustment or upon any Withdrawal not subject to a Market Value Adjustment is less than the Floor Guarantee, then we will reset your applicable Fixed Account value to equal the amount of your Floor Guarantee.

In applying any Market Value Adjustment, each Fixed Interest Allocation will be considered separately i.e., amounts allocated to the Fixed Account at different points in time, and earning different rates for different Guaranteed Interest Periods, will be considered separately. The Floor Guarantee has no impact on any positive Market Value Adjustments that may apply to a Withdrawal from a Fixed Interest Allocation.

Additionally, on the Effective Date the GMIR for the Fixed Account is increased to 1.5% if prior to the Effective Date the applicable GMIR was less than 1.5%.

As a result of the above-referenced endorsement or amendment to the Contract, on and after the Effective Date interests in the Fixed Account are no longer securities registered under the Securities Act of 1933.

C-2

Contract Value in the Fixed Interest Allocations

On the Contract Date, the Contract Value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the Contract Date, we calculate the amount of Contract Value in each Fixed Interest Allocation as follows:

(1)	We take the Contract Value in the Fixed Interest Allocation at the end of the preceding business day;
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day;
(3)	We add (1) and (2);
(4)	We subtract from (3) any transfers from that Fixed Interest Allocation; and
(5)	We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract Value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works, including the Floor Guarantee, are included below at the end of this Appendix.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract. The Cash Surrender Value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations and any Market Value Adjustment. We guarantee the Cash Surrender Value of amounts allocated to the Fixed Account will never be less than the Floor Guarantee. On any date during the accumulation phase, we calculate the Cash Surrender Value as follows: (1) we start with your Contract Value; (2) we adjust for any Market Value Adjustment; and (3) we deduct any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Allocation with a Guaranteed Interest Period of one year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or fund Subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to Subaccounts each month, more units of a Subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each Contract Year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional Subaccounts or withdraw any Subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to six months.

Market Value Adjustment Examples with Application of the Floor Guarantee

The following examples show the application of the Floor Guarantee in relation to any negative MVA on Withdrawals from the Fixed Account.

Examples #1 and #2 use the following assumptions:

-	On May 15, 2000, $200,000 is invested in the Fixed Account with a Guaranteed Interest Period of 10 years;
-	On the Maturity Date, the full amount invested in the Fixed Account is renewed into another 10 year Guaranteed Interest Period;

C-3

-	A Withdrawal request is made on March 30, 2018, when the Fixed Account value is $350,000;
-	No prior Withdrawals affecting the Fixed Account have been taken;
-	A 3% GMIR applies to the Fixed Account under the contract;
-	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and
-	Any applicable surrender charges are not applied.

Example #1: Full Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Fixed Account value after the MVA (without the Floor Guarantee).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

Step 2: Calculate the Floor Guarantee.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). The Floor Guarantee on the date of the Withdrawal as a result of this calculation equals $339,330.

Step 3: Compare the result from Step 1 (the Fixed Account value after the MVA) to the result from Step 2 (the Floor Guarantee).

The amount paid will be the greater of (i) the calculated Fixed Account value after application of the MVA and (ii) the Floor Guarantee. Consequently, in this example the amount paid as a result of the full Withdrawal request is the Floor Guarantee amount of $339,330. The Floor Guarantee limits the amount of the MVA actually assessed, which is effectively -3.05% (the “Effective MVA”) instead of the normal -10%.

The Effective MVA may limit the MVA calculated under the Contract to ensure that upon full Withdrawal the net proceeds do not fall below the Floor Guarantee. The Effective MVA is calculated as follows [Floor Guarantee ÷ Fixed Account value]-1. Therefore, in this example the Effective MVA calculation is [$339,330 ÷ $350,000] – 1 = -3.05%.

Example #2: $100,000 Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken (see Example #1).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). As a result of this calculation, the Floor Guarantee on the date of the Withdrawal equals $339,330.

Because the Floor Guarantee ($339,330) exceeds the Fixed Account value after application of the negative MVA, but does not exceed the total Fixed Account value immediately prior to the Withdrawal, the Fixed Account value ($350,000) is adjusted to equal the amount of the Floor Guarantee. In this example, the Fixed Account value is reduced by -3.05%, which is the Effective MVA actually assessed instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested plus the amount needed to cover the Effective MVA of -3.05%. The total amount withdrawn is calculated as we normally do, except that the Effective MVA percentage is used: [Withdrawal amount requested] ÷ [1 + (Effective MVA%)]. Therefore, in this example the total amount withdrawn is: [$100,000] ÷ [1 + (-3.05%)] = $103,145.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($350,000) after the $100,000 partial Withdrawal and application of the -3.05% Effective MVA (-$3,145) equals $246,855.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). The Floor Guarantee immediately prior to the Withdrawal as a result of this calculation equals $339,330. This amount is reduced by the $100,000 partial Withdrawal (without taking into account the negative Effective MVA), and the Floor Guarantee after the partial Withdrawal equals $239,330.

C-4

Example #3 uses the following assumptions:

-	On May 15, 2000, $200,000 is invested in the Fixed Account with a Guaranteed Interest Period of 10 years;
-	On the Maturity Date, a partial Withdrawal of $90,000 is taken
-	The full amount invested in the Fixed Account less the aforementioned $90,000 Withdrawal is renewed into another 10 year Guaranteed Interest Period;
-	A $100,000 partial Withdrawal request is made on March 30, 2018, when the Fixed Account value is $150,000;
-	A 0% GMIR applies to the Fixed Account under the contract;
-	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and
-	Any applicable surrender charges are not applied.

Example #3: Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken.

In this example, the Fixed Account value on the date of the second Withdrawal ($150,000) after application of the -10% MVA (-$15,000) equals $135,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 1.5% interest annually (because the GMIR under the Contract is less than 1.5%). On May 15, 2010, the Floor Guarantee is equal to $232,127. On this date, $90,000 is withdrawn and the new Floor Guarantee is $142,127, which will continue to accrue 1.5% interest annually. As a result of this calculation, the Floor Guarantee on the date of the second Withdrawal equals $159,818.

Because the Floor Guarantee ($159,818) exceeds the Fixed Account value after application of the negative MVA and also exceeds the Fixed Account value immediately prior to the Withdrawal, the Fixed Account value is reset to equal the amount of the Floor Guarantee (here, $159,818). Because the Floor Guarantee and Fixed Account value are equal, the Effective MVA actually assessed is 0% instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested ($100,000). No negative MVA is assessed because the Effective MVA is 0%.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($159,818) after the $100,000 partial Withdrawal equals $59,818.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

Based on the calculation above, the Floor Guarantee immediately prior to the Withdrawal equals $159,818. When this amount is reduced by the $100,000 partial Withdrawal, the Floor Guarantee is the same as the Fixed Account value after the partial Withdrawal and application of the 0% Effective MVA, $59,818.

C-5

APPENDIX D

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by the Company. The Fixed Interest Division is part of the VIAC General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2016. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact Customer Service at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

D-1

APPENDIX E

Special Funds and Excluded Funds Examples

Example #1: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Special Funds.

7% MGDB if 50% invested in Special Funds
End of Yr	Covered	Special	Total
0	500	500	1,000
1	535	500	1,035
2	572	500	1,072
3	613	500	1,113
4	655	500	1,155
5	701	500	1,201
6	750	500	1,250
7	803	500	1,303
8	859	500	1,359
9	919	500	1,419
10	984	500	1,484

7% MGDB if 0% invested in Special Funds
End of Yr	Covered	Special	Total
0	1,000	—	1,000
1	1,070	—	1,070
2	1,145	—	1,145
3	1,225	—	1,225
4	1,311	—	1,311
5	1,403	—	1,403
6	1,501	—	1,501
7	1,606	—	1,606
8	1,718	—	1,718
9	1,838	—	1,838
10	1,967	—	1,967

7% MGDB if 100% invested in Special Funds
End of Yr	Covered	Special	Total
0	0	1,000	1,000
1	0	1,000	1,000
2	0	1,000	1,000
3	0	1,000	1,000
4	0	1,000	1,000
5	0	1,000	1,000
6	0	1,000	1,000
7	0	1,000	1,000
8	0	1,000	1,000
9	0	1,000	1,000
10	0	1,000	1,000

7% MGDB if transferred to Special Funds at the beginning of year 6
End of Yr	Covered	Special	Total
0	1,000	—	1,000
1	1,070	—	1,070
2	1,145	—	1,145
3	1,225	—	1,225
4	1,311	—	1,311
5	1,403	—	1,403
6	—	1,403	1,403
7	—	1,403	1,403
8	—	1,403	1,403
9	—	1,403	1,403
10	—	1,403	1,403

7% MGDB if transferred to Covered Funds at the beginning of year 6
End of Yr	Covered	Special	Total
0	—	1,000	1,000
1	—	1,000	1,000
2	—	1,000	1,000
3	—	1,000	1,000
4	—	1,000	1,000
5	—	1,000	1,000
6	1,070	—	1,070
7	1,145	—	1,145
8	1,225	—	1,225
9	1,311	—	1,311
10	1,403	—	1,403

E-2

Example #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Excluded Funds.

7% MGDB if 50% invested in Excluded Funds
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	7% MGDB	AV	7% MGDB	AV	Death Benefit
0	500	500	500	500	1,000	1,000	1,000
1	535	510	535	510	1,045	1,020	1,045
2	572	490	572	490	1,062	980	1,062
3	613	520	613	520	1,133	1,040	1,133
4	655	550	655	550	1,205	1,100	1,205
5	701	450	701	450	1,151	900	1,151
6	750	525	750	525	1,275	1,050	1,275
7	803	600	803	600	1,403	1,200	1,403
8	859	750	859	750	1,609	1,500	1,609
9	919	500	919	500	1,419	1,000	1,419
10	984	300	984	300	1,284	600	1,284

7% MGDB if 0% invested in Excluded Funds				7% MGDB if 100% invested in Excluded Funds
	Covered				Excluded
End of Yr	7% MGDB	AV	Death Benefit	End of Yr	7% MGDB	AV	Death Benefit
0	1,000	1,000	1,000	0	1,000	1,000	1,000
1	1,070	1,020	1,070	1	1,070	1,020	1,020
2	1,145	980	1,145	2	1,145	980	980
3	1,225	1,040	1,225	3	1,225	1,040	1,040
4	1,311	1,100	1,311	4	1,311	1,100	1,100
5	1,403	900	1,403	5	1,403	900	900
6	1,501	1,050	1,501	6	1,501	1,050	1,050
7	1,606	1,200	1,606	7	1,606	1,200	1,200
8	1,718	1,500	1,718	8	1,718	1,500	1,500
9	1,838	1,000	1,838	9	1,838	1,000	1,000
10	1,967	600	1,967	10	1,967	600	600
Note:	AV are hypothetical illustrative values. Not a projection. “7% MGDB” for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (“AV”).

E-3

Transfer from Covered Funds to Excluded Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	7% MGDB	AV	7% MGDB	AV	Death Benefit
—	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,050	1,050	1,050
7	—	—	1,606	1,200	1,200	1,200	1,200
8	—	—	1,718	1,500	1,500	1,500	1,500
9	—	—	1,838	1,000	1,000	1,000	1,000
10	—	—	1,967	600	600	600	600
Note:	7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or proportional portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).
Transfer from Excluded Funds to Covered Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	7% MGDB	AV	7% MGDB	AV	Death Benefit
—	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,020	1,020	1,020
2	—	—	1,145	980	980	980	980
3	—	—	1,225	1,040	1,040	1,040	1,040
4	—	—	1,311	1,100	1,100	1,100	1,100
5	—	—	1,403	900	900	900	900
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500
9	1,180	1,000	—	—	1,180	1,000	1,180
10	1,262	600	—	—	1,262	600	1,262
Note:	7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

E-4

APPENDIX F

Examples of Minimum Guaranteed Income Benefit Calculation

Example 1

Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	0.00%	0.00%	0.00%	0.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$100,000	$89,746	$89,188	$89,188
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$469.00	$420.91	$418.29	$418.29
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$100,000	$100,000	$100,000
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$469.00	$746.78	$820.30	$871.45

Example 2

Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	3.00%	3.00%	3.00%	3.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$134,392	$122,674	$122,065	$122,065
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$630.30	$575.34	$572.48	$572.48
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$122,674	$122,065	$122,065
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$630.30	$746.78	$820.30	$871.45

F-1

Example 3

Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	8.00%	8.00%	8.00%	8.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$215,892	$200,815	$200,449	$200,448
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,012.54	$941.82	$940.11	$940.10
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$200,815	$200,449	$200,448
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$837.40	$835.87	$887.98
	Income	$1,012.54	$941.82	$940.11	$940.10

Example 4

Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	9.78%	9.78%	9.78%	9.78%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$254,233	$236,719	$236,665	$236,238
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$236,719	$236,665	$236,238
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$987.12	$986.89	$1,046.53
	Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges except the rider charge. Fees and charges are not assessed against the MGIB Rollup Rate.

F-2

APPENDIX G

LifePay Plus and Joint LifePay Plus Partial Withdrawal Amount Examples

The following example shows the adjustment to the Maximum Annual Withdrawal amount for a withdrawal before the Lifetime Withdrawal Phase has begun.

Illustration 1: Adjustment to the LifePay Plus Base for a withdrawal taken prior to the Lifetime Withdrawal Phase.

Assume the Annuitant is age 55 and the first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges. Because the LifePay Plus Rider is not yet eligible to enter the Lifetime Withdrawal Phase, there is no Maximum Annual Withdrawal and the entire withdrawal is considered excess.

If the LifePay Plus Base and Contract Value before the withdrawal are $100,000 and $90,000, respectively, then the LifePay Plus Base will be reduced by 3.33% ($3,000 / $90,000) to $96,667 ((1 - 3.33%) * $100,000).

Any additional withdrawals taken prior to the Annuitant reaching age 59½ will also result in an immediate proportional reduction to the LifePay Plus Base.

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal.

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the Contract Year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the Contract Year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value before this withdrawal is $50,000, and the Contract Value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

G-1

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent Contract Date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also assume RMDs, applicable to this Contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum Annual Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000). Note that while the Maximum Annual Withdrawal has been exhausted, it is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of $1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000 - $5,000). Note that the Additional Withdrawal Amount of $1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Illustration 5: A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $3,500 net, with $0 of surrender charges. Total net withdrawals taken, $8,000, exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, $6,000, and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount ($8,000 - $6,000 = $2,000), and the amount of the current gross withdrawal ($3,500).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 4.12% ($2,000 / $50,000 - $1,500)) to $4,794 ((1 - 4.12%) * $5,000).

Illustration 6: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

G-2

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the Contract Year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the Contract Year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Another withdrawal is taken during that same Contract Year in the amount of $500. Total gross withdrawals during the Contract Year are $6,500 ($3,000 + $1,500 + $1,500 + $500). The adjustment to the MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the Contract Value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by 1.03% ($500 / $48,500) to $4,849 ((1 - 1.03%) * $4,899).

G-3

APPENDIX H

Examples of Fixed Allocation Funds Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Funds Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I.	Subsequent Payments
A	Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds. No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.
B	Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total Contract Value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocation Funds (0%) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $150,000 from the amount allocated to the Other Funds (30% of the $500,000 allocated to the Other Funds) to the Fixed Allocation Funds. Your ending allocations will be $100,000 to Accepted Funds, $150,000 to the Fixed Allocation Funds, and $350,000 to Other Funds.
II.	Partial Withdrawals
A	Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 65% to Accepted Funds ($65,000), 30% to the Fixed Allocation Fund ($30,000), and 5% to Other Funds ($5,000). No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.
B	Assume that on Day 2, the owner requests a partial withdrawal of $29,000 from the Fixed Allocation Fund. Because the remaining amount allocated to the Fixed Allocation Fund ($1,000) is less than 30% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $800 from the Other Funds to the Fixed Allocation Fund, so that the amount allocated to the Fixed Allocation Fund ($1,800) is 30% of the total amount allocated to the Fixed Allocation Funds and Other Funds ($6,000).

H-1

APPENDIX I

LifePay Plus and Joint LifePay Plus

Important Note:
The information immediately below pertains to the form of the LifePay Plus and Joint LifePay Plus riders available for sale on and after April 28, 2008, through May 1, 2009, in states where approved (page I-7 for the Joint LifePay Plus rider). If this form of the LifePay Plus or Joint LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see page I-7 for more information (page I-7 for the Joint LifePay Plus rider).

LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider. The LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the Annuitant, even if these withdrawals reduce your Contract Value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Eligibility. The Annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint Annuitants are not allowed. The maximum issue age is 80 (owner and Annuitant must age qualify). The issue age is the age of the owner (or the Annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The LifePay Plus rider is subject to broker/dealer availability. Please note that the LifePay Plus rider will not be issued until your Contract Value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after November 1, 2004, are eligible for the LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract already has the LifePay or LifePay Plus rider, then you may be eligible to elect this version of the LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact Customer Service for more information.

Rider Effective Date. The rider effective date is the date that coverage under the LifePay Plus rider begins. If you purchase the LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract Date. If the LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a Contract Year from the Contract Date.

Charge. The charge for the LifePay Plus rider, a living benefit, is deducted quarterly from your Contract Value:

Maximum Annual Charge	Current Annual Charge
1.30%	0.85%

This quarterly charge is a percentage of the LifePay Plus Base. The current annual charge is 0.75% if this rider was purchased before January 12, 2009. We deduct the charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the Contract Date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a Contract Year from the Contract Date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your Contract Value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. Before January 12, 2009, we reserve the right to increase the charge for the LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five Contract Years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider.”

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

I-1

No Cancellation. Once you purchase the LifePay Plus rider, you may not cancel it unless you: (1) cancel the Contract during the Contract’s Free Look Period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the LifePay Plus rider.

Termination. The LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: (1) terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract or begin receiving income phase payments in lieu of payments under the LifePay Plus rider; or (2) die during the accumulation phase (first owner to die if there are multiple Contract Owners, or death of Annuitant if the Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The LifePay Plus rider also terminates with a change in Contract Ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any Contract Year once the Lifetime Withdrawal Phase begins – we use the LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract Value would be zero) until the Annuitant’s death. The LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009), and subject to adjustment for any Excess Withdrawals. The LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The LifePay Plus rider allows for spousal continuation.

LifePay Plus Base. The LifePay Plus Base is first calculated when you purchase the LifePay Plus rider: (1) on the Contract Date – equal to the initial premium; or(2) after the Contract Date – equal to the Contract Value on the effective date of the rider.

The LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the LifePay Plus Base as the MGWB Base in the LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a Contract Year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the LifePay Plus Base. These withdrawals will not incur a negative Market Value Adjustment associated with any Fixed Account Allocations.

Say, for example, the current Contract Value is $90,000 on a Contract with the LifePay Plus rider in the Lifetime Withdrawal Phase. The LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract Value to $85,000, the LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a Contract Year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is also a withdrawal after spousal continuation of the Contract but before the LifePay Plus rider’s guarantees resume, which occurs on the next quarterly contract anniversary following spousal continuation. An Excess Withdrawal will cause a proportional reduction of the LifePay Plus Base – in the same proportion as Contract Value is reduced by the portion of the withdrawal that is considered excess or by a Market Value Adjustment associated with any Fixed Account Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same Contract Year when the LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of: (1) the current LifePay Plus Base; or (2) the current Contract Value. We call this recalculation the Annual Ratchet.

If this rider was purchased before January 12, 2009, the LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a Contract Year from the Contract Date). We call this recalculation a Quarterly Ratchet.

I-2

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five Contract Years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five Contract Years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

6% Compounding Step-Up. The LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding Contract Year – to equal the greatest of: (1) the current LifePay Plus Base; (2) the current Contract Value; and (3) the LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up.

Please note that there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not assessed proportionately. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6% Compounding Step-Up will not be until the first contract anniversary after a full Contract Year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up. The 7% Compounding Step-Up is not assessed proportionately.

Say, for example, that with a Contract purchased on January 1, 2007, the Contract Owner decides to add the LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full Contract Year will not have elapsed since the rider effective date, the LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a Step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the Annuitant is age 59½. On this date, the LifePay Plus Base is recalculated to equal the greater of the current LifePay Plus Base or the current Contract Value. The Lifetime Withdrawal Phase will continue until the earliest of:

•	The date annuity payments begin (see “THE ANNUITY OPTIONS”);
•	Reduction of the Contract Value to zero by an Excess Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
•	Surrender of the Contract; or
•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract Value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the LifePay Plus rider guarantees to be available for withdrawal from the Contract in any Contract Year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the LifePay Plus Base.

I-3

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
5%	59½ to 69
6%	70 to 79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or 6% Compounding Step-Up (Quarterly Ratchet or 7% Compounding Step-Up if this rider was purchased before January 12, 2009). Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the Annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract Value is greater than the LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the LifePay Plus Base will be set equal to the Contract Value. The greater the LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

Required Minimum Distributions. The LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract Year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract Value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract Value to be reduced to zero will terminate the LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: (1) the Contract will provide no further benefits (including death benefits) other than as provided under the LifePay Plus rider; (2) no further premium payments will be accepted; and (3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

I-4

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the Annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the Annuitant’s death.

If when the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that Contract Year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract Value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the Annuitant is age 59½. During this time, the LifePay Plus rider’s death benefit remains payable upon the Annuitant’s death. Also, the LifePay Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups if this rider was purchased before January 12, 2009). Once the LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

Investment Option Restrictions. While the LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract Value may be allocated. Contract Value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract Value in the Fixed Allocation Funds, which percentage depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The LifePay Plus rider will not be issued until your Contract Value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than the specified percentage noted above of the total Contract Value allocated among the Fixed Allocation Funds and Other Funds on any LifePay Plus Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

•	Receipt of additional premiums;

I-5

•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

Death of Owner or Annuitant. The LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the date of death of the owner (or in the case of joint owners, the first owner), or the Annuitant if there is a non-natural owner. Also, a LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the Annuitant’s death.

LifePay Plus Death Benefit Base. The LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The LifePay Plus Death Benefit Base is first calculated when you purchase the LifePay Plus rider: (1) on the Contract Date – equal to the initial premium; or (2) after the Contract Date – equal to the Contract Value on the rider effective date.

The LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “LifePay Plus Base – Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the LifePay Plus rider. Please note that the LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009).

In the event the LifePay Plus Death Benefit Base is greater than zero when the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the LifePay Plus Death Benefit Base being reduced to zero or the Annuitant’s death. Upon the Annuitant’s death, any remaining LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, provided the spouse becomes the Annuitant and sole owner. At the time the Contract is continued, the LifePay Plus Base is recalculated to equal the Contract Value, inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original Annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the LifePay Plus Base is recalculated to equal the greater of: (1) the Contract Value, inclusive of the guaranteed death benefit; and (2) the last calculated LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation. Regardless, the LifePay Plus rider’s guarantees resume on the next quarterly contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the Contract but before the LifePay Plus rider’s guarantees resume are Excess Withdrawals. The LifePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the LifePay Plus Base (Quarterly Ratchets if this rider was purchased before January 12, 2009).

The Maximum Annual Withdrawal is also recalculated at the same time as the LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the Annuitant is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new Annuitant’s age, multiplied by the LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

I-6

Please note, if the Contract Value is greater than the LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the LifePay Plus Base will be set equal to the Contract Value before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the LifePay Plus Death Benefit Base equals the LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

Contrary to the Joint LifePay Plus rider, spousal continuation of the LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the LifePay Plus rider provides for spousal continuation only a quarterly contract anniversary (subject to the spouse becoming the Annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the LifePay Plus rider, you might instead want to purchase the Joint LifePay Plus rider.

Change of Owner or Annuitant. The LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon any ownership change or change of Annuitant, except for:

•	Spousal continuation as described above;
•	Change of owner from one custodian to another custodian;
•	Change of owner from a custodian for the benefit of an individual to the same individual;
•	Change of owner from an individual to a custodian for the benefit of the same individual;
•	Collateral assignments;
•	Change in trust as owner where the individual owner and the grantor of the trust are the same individual;
•	Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;
•	Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual; and
•	Change of owner pursuant to a court order.

Surrender Charges. This Contract does not deduct any surrender charges on withdrawals.

Loans. No loans are permitted on Contracts with the LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Important Note:
The below information pertains to the form of the Joint LifePay Plus rider available for sale beginning on and after April 28, 2008 through May 1, 2009, in states where approved. If this form of the Joint LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see Page I-7.

Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider. The Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your Contract Value to zero. You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

Eligibility. The Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, Annuitant and beneficiary requirements below. The maximum issue age is 80. Both spouses must meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The Joint LifePay Plus rider is subject to broker/dealer availability. Please note that the Joint LifePay Plus rider will not be issued unless the required owner, Annuitant and beneficiary designations are met, and until your Contract Value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after November 1, 2004, are eligible for the Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract already has the Joint LifePay or Joint LifePay Plus rider, then you may be eligible to elect this version of the Joint LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact Customer Service for more information.

I-7

Owner, Annuitant and Beneficiary Designations. For nonqualified Contracts: (1) joint owners must be spouses, and one of the owners the Annuitant; and (2) for a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary. For qualified Contracts, there may only be one owner who must also be the Annuitant, and then the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs. Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified Contract. The Annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs. In no event are joint Annuitants allowed. We reserve the right to verify the date of birth and social security number of both spouses.

Rider Effective Date. The rider effective date is the date that coverage under the Joint LifePay Plus rider begins. If you purchase the Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract Date. If the Joint LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a Contract Year from the Contract Date.

Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the Joint LifePay Plus rider. There must be two Active Spouses when you purchase the Joint LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the Annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the Joint LifePay Plus rider, including continuing the Joint LifePay Plus rider upon spousal continuation of the Contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse being deactivated include:

•	For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;
•	For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or
•	The spouse’s death.

An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners. However, all charges for the Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or owner changes on the Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

Charge. The charge for the Joint LifePay Plus rider, a living benefit, is deducted quarterly from your Contract Value:

Maximum Annual Charge	Current Annual Charge
1.50%	1.05%

This quarterly charge is a percentage of the LifePay Plus Base. The current annual charge is 0.95% if this rider was purchased before January 12, 2009. We deduct the charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the Contract Date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a Contract Year from the Contract Date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your Contract Value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the Joint LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. Before January 12, 2009, we reserve the right to increase the charge for the Joint LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five Contract Years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider.”

I-8

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

No Cancellation. Once you purchase the Joint LifePay Plus rider, you may not cancel it unless you: (1) cancel the Contract during the Contract’s Free Look Period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the Joint LifePay Plus rider.

Termination. The Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract or begin receiving income phase payments in lieu of payments under the Joint LifePay Plus rider; or die during the accumulation phase (first owner to die if there are multiple Contract Owners, or death of Annuitant if Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse). The Joint LifePay Plus rider also terminates with a change in Contract Ownership (other than a spousal beneficiary continuation on your death by an Active Spouse). Other circumstances that may cause the Joint LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the Joint LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any Contract Year once the Lifetime Withdrawal Phase begins – we use the LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract Value would be zero) until the last Active Spouse’s death. The LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009), and subject to adjustment for any Excess Withdrawals. The Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Joint LifePay Plus rider allows for spousal continuation.

LifePay Plus Base. The LifePay Plus Base is first calculated when you purchase the Joint LifePay Plus rider: (1) on the Contract Date – equal to the initial premium; or (2) after the Contract Date – equal to the Contract Value on the effective date of the rider.

The LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the LifePay Plus Base as the MGWB Base in the Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a Contract Year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the LifePay Plus Base. These withdrawals will not incur a negative Market Value Adjustment associated with any Fixed Account Allocations.

Say, for example, the current Contract Value is $90,000 on a Contract with the Joint LifePay Plus rider in the Lifetime Withdrawal Phase. The LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract Value to $85,000, the LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a Contract Year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a proportional reduction of the LifePay Plus Base – in the same proportion as Contract Value is reduced by the portion of the withdrawal that is considered excess or by a Market Value Adjustment associated with any Fixed Account Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same Contract Year when the Joint LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

I-9

Annual Ratchet. The LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of: (1) the current LifePay Plus Base; or (2) the current Contract Value. We call this recalculation Annual Ratchet.

If this rider was purchased before January 12, 2009, the LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a Contract Year from the Contract Date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Joint LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the Joint LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five Contract Years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five Contract Years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

6% Compounding Step-Up. The LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding Contract Year – to equal the greatest of: (1) the current LifePay Plus Base; (2) the current Contract Value; and (3) the LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up.

Please note that there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not assessed proportionately. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6% Compounding Step-Up will not be until the first contract anniversary after a full Contract Year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call the 7% Compounding Step-Up. The 7% Compounding Step-Up is not assessed proportionately.

Say, for example, that with a Contract purchased on January 1, 2007, the Contract Owner decides to add the Joint LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full Contract Year will not have elapsed since the rider effective date, the LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59½. On this date, the LifePay Plus Base is recalculated to equal the greater of the current LifePay Plus Base or the current Contract Value. The Lifetime Withdrawal Phase will continue until the earliest of:

•	The date annuity payments begin (see “THE ANNUITY OPTIONS”);
•	Reduction of the Contract Value to zero by an Excess Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
•	Surrender of the Contract;
•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or
•	The last Active Spouse dies.

The Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract Value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any Contract Year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the LifePay Plus Base.

I-10

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65 to 69
6%	70 to 79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or a 6% Compounding Step-Up (Quarterly Ratchet or 7% Compounding Step-Up if this rider was purchased before January 12, 2009). Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract Value is greater than the LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the LifePay Plus Base will be set equal to the Contract Value. The greater the LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

Required Minimum Distributions. The Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract Year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the Joint LifePay Plus Rider.

I-11

Lifetime Automatic Periodic Benefit Status. The Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract Value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract Value to be reduced to zero will terminate the Joint LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: (1) the Contract will provide no further benefits (including death benefits) other than as provided under the Joint LifePay Plus rider; (2) no further premium payments will be accepted; and (3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that Contract Year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract Value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 59½. During this time, the Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death. Also, the LifePay Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups if this rider was purchased before January 12, 2009). Once the Joint LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the LifePay Plus Base. If an Active Spouse were to die while Lifetime Automatic Periodic Benefit Status is deferred, then when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

Investment Option Restrictions. While the Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract Value may be allocated. Contract Value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract Value in the Fixed Allocation Funds, which depends on the rider’s purchase date.

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The Joint LifePay Plus rider will not be issued until your Contract Value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

I-12

Other Funds. All funds available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than the specified percentage of the total Contract Value allocated among the Fixed Allocation Funds and Other Funds on any Joint LifePay Plus Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Joint LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or Annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the LifePay Plus Base. See “LifePay Plus Base - Withdrawals and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

Death of Owner or Annuitant. The Joint LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

LifePay Plus Death Benefit Base. The Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The LifePay Plus Death Benefit Base is first calculated when you purchase the Joint LifePay Plus rider: (1) on the Contract Date – equal to the initial premium; or (2) after the Contract Date – equal to the Contract Value on the rider effective date.

The LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “LifePay Plus Base – Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the Joint LifePay Plus rider. Please note that the LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009).

In the event the LifePay Plus Death Benefit Base is greater than zero when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death. Upon the last Active Spouse’s death, any remaining LifePay Plus death benefit is payable to the beneficiary in a lump sum.

I-13

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active Spouse. At that time, the LifePay Plus Base is recalculated to equal the greater of: (1) the Contract Value, inclusive of the guaranteed death benefit; and (2) the last calculated LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the last Active Spouse’s age, multiplied by the LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Joint LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract Value is greater than the LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the LifePay Plus Base will be set equal to the Contract Value before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the LifePay Plus Death Benefit Base equals the LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

Change of Owner or Annuitant. The Joint LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon an ownership change or change of Annuitant, except for:

•	Spousal continuation as described above;
•	Change of owner from one custodian to another custodian;
•	Change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);
•	Change of owner from an individual to a custodian for the benefit of the same individual;
•	Collateral assignments;
•	For nonqualified Contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;
•	For nonqualified Contracts only, the removal of a joint owner, provided the removed joint owner is an Active Spouse and becomes the sole primary beneficiary; and
•	Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Surrender Charges. This Contract does not deduct any surrender charges on withdrawals.

Loans. No loans are permitted on Contracts with the Joint LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the Joint LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Important Note:

The information immediately below pertains to the form of the LifePay Plus rider available for sale on and after August 20, 2007, through April 28, 2008, in states where approved.

LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider. The LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the Annuitant, even if these withdrawals deplete your Contract Value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the LifePay Plus rider, the Annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint Annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the Annuitant if there are joint owners or the owner is non-natural) on the contract anniversary on which the rider is effective. Some broker-dealers may limit the availability of the rider to younger ages. The LifePay Plus rider is available for Contracts issued on and after August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider. The LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected after a contract has been issued without it, subject to certain conditions. Contact Customer Service for more information. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of the following quarterly contract anniversary.

I-14

Rider Date. The Rider Date is the date the LifePay Plus rider becomes effective. If you purchase the LifePay Plus rider when the Contract is issued, the Rider Date is also the Contract Date.

Charge. The charge for the LifePay Plus rider, a living benefit, is deducted quarterly from your Contract Value:

Maximum Annual Charge	Current Annual Charge
2.00%	0.60%

This quarterly charge is a percentage of the LifePay Plus Base. We deduct the charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the Contract Date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be assessed proportionately when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your Contract Value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five Contract Years. You will never pay more than the maximum annual charge.

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the LifePay Plus rider, you may not cancel it unless you cancel the Contract during the Contract’s Free Look Period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the LifePay Plus rider.

Termination. The LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

•	Annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
•	Die during the accumulation phase (first owner to die if there are multiple Contract Owners, or death of Annuitant if Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The LifePay Plus rider will also terminate if there is a change in Contract Ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the LifePay Plus rider to terminate automatically are discussed below.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the Annuitant reaching age 59½ has not yet passed. While the LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a Contract Year up to the Maximum Annual Withdrawal will reduce the LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

•	Quarterly contract anniversary following the Annuitant reaching age 59½, provided the Contract Owner does not decline the change to Lifetime Guaranteed Withdrawal Status;
•	Reduction of the LifePay Plus Base to zero, at which time the rider will terminate;
•	The annuity commencement date;
•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);
•	The surrender or annuitization of the Contract; or
•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that withdrawals while the LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the Annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, provided the quarterly contract anniversary following the Annuitant’s age 59½ has passed. If your first withdrawal is taken before this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the Annuitant reaching age 59½. This status continues until the earliest of:

•	The annuity commencement date;
•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

I-15

•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);
•	The surrender or annuitization of the Contract; or
•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the LifePay Plus Rider Works. The LifePay Plus Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•	If you purchased the LifePay Plus rider on the Contract Date, the initial LifePay Plus Base is equal to the initial premium; or
•	If you purchased the LifePay Plus rider after the Contract Date, the initial LifePay Plus Base is equal to the Contract Value on the effective date of the rider.

During the Growth Phase, the initial LifePay Plus Base is increased dollar-for-dollar by any premiums received (“eligible premiums”). In addition, on each quarterly contract anniversary, the LifePay Plus Base is recalculated as the greater of:

•	The current LifePay Plus Base; and
•	The current Contract Value. This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the LifePay Plus Base is recalculated as the greatest of:

•	The current LifePay Plus Base;
•	The current Contract Value; and
•	The LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.”

Please note that if this rider is added after the Contract Date, then the first opportunity for a step-up will be on the first contract anniversary following a complete Contract Year after the Rider Date.

The LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract Value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the LifePay Plus rider (see “LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of: (1) the Contract Value; and (2) the LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the Annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
0 to 75*	5%*
76 to 80	6%
81+	7%

I-16

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the Annuitant reaches age 59½, withdrawals in a Contract Year up to the Maximum Annual Withdrawal will reduce the LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the Annuitant reaches age 59½, the LifePay Plus Base will automatically be reset to the current Contract Value, if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the LifePay Plus rider’s Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

If withdrawals in any Contract Year exceed the Maximum Annual Withdrawal, then the LifePay Plus Base and the Maximum Annual Withdrawal will be reduced proportionally. This means that both the LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract Value determined:

•	Before the withdrawal, for the excess withdrawal; and
•	After the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract Year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any Market Value Adjustment is considered to be part of the withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year for purposes of the LifePay Plus rider, subject to the following rules:

•	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;
•	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;
•	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;
•	Any withdrawals taken in a Contract Year will count first against the Maximum Annual Withdrawal for that Contract Year;
•	Once the Maximum Annual Withdrawal for the then current Contract Year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year;
•	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;
•	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated; and
•	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

I-17

Automatic Periodic Benefit Status. If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits other than as provided under the LifePay Plus rider;
•	No further premium payments will be accepted; and
•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full Contract Year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or Contract Year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the Contract Value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits other than as provided under the LifePay Plus rider;
•	No further premium payments will be accepted; and
•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the Annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the Annuitant’s death.

The periodic payments will begin on the last day of the first full Contract Year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or Contract Year, as applicable.

LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the LifePay Plus Base to the current Contract Value, if the Contract Value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

I-18

Investment Option Restrictions. While the LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract Value may be allocated. Contract Value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract Value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund may be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract Value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than 20% of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds on any LifePay Plus Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

Death of Owner or Annuitant. The LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the Annuitant if there is a non-natural owner.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract, the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the Annuitant and sole owner. See “DEATH BENEFIT CHOICES – Continuation After Death – Spouse.”

If the rider is in the Growth Phase at the time of spousal continuation:

•	The rider will continue in the Growth Phase;
•	On the date the rider is continued, the LifePay Plus Base will be reset to equal the greater of the LifePay Plus Base and the then current Contract Value;
•	The LifePay Plus charges will restart and be the same as were in effect prior to the Claim Date;
•	Ratchets, which stop on the Claim Date, are restarted, effective on the date the rider is continued;
•	Any remaining step-ups will be available, and if the rider is continued before an annual contract anniversary when a step-up would have been available, then that step-up will be available;
•	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date; and
•	The rider’s Standard Withdrawal Benefit will be available until the quarterly contract anniversary on or after the spouse is age 59½.

I-19

If the rider is in the Withdrawal Phase at the time of spousal continuation:

•	The rider will continue in the Withdrawal Phase; and
•	The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the Claim Date.
•	On the quarterly contract anniversary that the date the rider is continued:
>	If the surviving spouse was not the Annuitant before the owner’s death, then the LifePay Plus Base will be reset to the current Contract Value and the Maximum Annual Withdrawal is recalculated by multiplying the new LifePay Plus Base by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the Contract Value to fall to zero will terminate the Contract and the rider; and
>	If the surviving spouse was the Annuitant before the owner’s death, then the LifePay Plus Base will be reset to the current Contract Value, only if greater, and the Maximum Annual Withdrawal is recalculated by multiplying the new LifePay Plus Base by the Maximum Annual Withdrawal percentage. Withdrawals are permitted pursuant to the other provisions of the rider; and
•	The rider charges will restart on the quarter contract anniversary that the rider is continued and will be the same as were in effect prior to the Claim Date.

Effect of LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the LifePay Plus rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the Annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the LifePay Plus rider to the beneficiary. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the Annuitant dies, the periodic payments will stop. No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining LifePay Plus Base will be paid to the beneficiary in a lump sum.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the Annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•	Spousal continuation as described above;
•	Change of owner from one custodian to another custodian;
•	Change of owner from a custodian for the benefit of an individual to the same individual;
•	Change of owner from an individual to a custodian for the benefit of the same individual;
•	Collateral assignments;
•	Change in trust as owner where the individual owner and the grantor of the trust are the same individual;
•	Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
•	Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. This Contract does not deduct any surrender charges on withdrawals.

Loans. No loans are permitted on Contracts with the LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Important Note:

The information immediately below pertains to the form of the LifePay Plus rider available for sale on and after August 20, 2007, through April 28, 2008, in states where approved.

Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider. The Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your Contract Value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

I-20

Purchase. The Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, Annuitant, and beneficiary designations are required in order to purchase the Joint LifePay Plus rider. See “Ownership, Annuitant, and Beneficiary Requirements,” below.

The maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the Joint LifePay Plus rider is effective. The issue age is the age of the owners on the contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The Joint LifePay Plus rider is available for Contracts issued on and after August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider. The Joint LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the Joint LifePay Plus rider to be elected after a Contract has been issued without it, subject to certain conditions. Please contact Customer Service for more information. Such election must be received in good order, including owner, Annuitant, and beneficiary designations and compliance with the investment restrictions described below. The Joint LifePay Plus rider will be effective as of the following quarterly contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, Annuitant, and beneficiary designations are required in order to purchase the Joint LifePay Plus rider. These designations depend upon whether the Contract is issued as a nonqualified Contract, an IRA or a custodial IRA. In all cases, the ownership, Annuitant, and beneficiary designations must allow for the surviving spouse to continue the Contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint Annuitants are not allowed. The necessary ownership, Annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned Contract, the owners must be spouses, and the Annuitant must be one of the owners. For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the Annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the Annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs,” above. The Annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The Joint LifePay Plus Rider Date is the date the Joint LifePay Plus rider becomes effective. If you purchase the Joint LifePay Plus rider when the Contract is issued, the Joint LifePay Plus Rider Date is also the Contract Date.

Charge. The charge for the Joint LifePay Plus rider, a living benefit, is deducted quarterly from your Contract Value:

Maximum Annual Charge	Current Annual Charge
2.50%	0.85%

This quarterly charge is a percentage of the Joint LifePay Plus Base. We deduct the charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the Contract Date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be assessed proportionately when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your Contract Value is reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five Contract Years. You will never pay more than the maximum annual charge.

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

I-21

No Cancellation. Once you purchase the Joint LifePay Plus rider, you may not cancel it unless you cancel the Contract during the Contract’s Free Look Period (or otherwise cancel the Contract pursuant to its terms), surrender or annuitize in lieu of payments under the Joint LifePay Plus rider. These events automatically cancel the Joint LifePay Plus rider.

Termination. The Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

•	Terminate your Contract pursuant to its terms during the accumulation phase, surrender, or begin receiving annuity payments in lieu of payments under the Joint LifePay Plus rider;
•	Die during the accumulation phase (first owner to die in the case of joint owners, or death of Annuitant if the Contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the Joint LifePay Plus rider); or
•	Change the owner of the Contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the Joint LifePay Plus rider to terminate automatically are discussed below.

Active Status. Once the Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, Annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the Joint LifePay Plus rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the Joint LifePay Plus rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

•	For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an active spouse;
•	For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries); and
•	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both Contract Owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the Joint LifePay Plus rider. However, all charges for the Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed. While the LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a Contract Year up to the Maximum Annual Withdrawal will reduce the LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

•	Quarterly contract anniversary following the youngest active spouse’s 65th birthday, provided the Contract Owner does not decline the change to Lifetime Guaranteed Withdrawal Status;
•	Reduction of the Joint LifePay Plus Base to zero, at which time the rider will terminate;
•	The annuity commencement date;
•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);
•	The surrender or annuitization of the Contract; or
•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that withdrawals while the LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the Annuitant.

I-22

Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed. If the first withdrawal is taken prior to this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the youngest active spouse’s 65th birthday. This status continues until the earliest of:

•	The annuity commencement date;
•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);
•	The surrender of the Contract; or
•	The death of the owner (first owner, in the case of joint owners, or the Annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the Joint LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Joint LifePay Plus Rider Works. The Joint LifePay Plus rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the Joint LifePay Plus rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the contract (other than advisory fees, as described below), or the annuity commencement date, whichever occurs first.

Benefits paid under the Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The Joint LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•	If you purchased the Joint LifePay Plus rider on the Contract Date, the initial Joint LifePay Plus Base is equal to the initial premium; or
•	If you purchased the Joint LifePay Plus rider after the Contract Date, the initial Joint LifePay Plus Base is equal to the Contract Value on the effective date of the Joint LifePay Plus rider.

During the Growth Phase, the initial Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received (“eligible premiums”). In addition, on each quarterly contract anniversary, the Joint LifePay Plus Base is recalculated as the greater of:

•	The current Joint LifePay Plus Base; and
•	The current Contract Value. This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the Joint LifePay Plus Base is recalculated as the greatest of:

•	The current Joint LifePay Plus Base; or
•	The current Contract Value; and
•	The Joint LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.”

Please note that if this rider is added after the Contract Date, then the first opportunity for a step-up will be on the first contract anniversary following a complete Contract Year after the Rider Date.

The Joint LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Joint LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract Value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the Joint LifePay Plus rider (see “Joint LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

I-23

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the Contract Value and the Joint LifePay Plus Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the Joint LifePay Plus rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Youngest Active Spouse’s Age	Maximum Annual Withdrawal Percentage
0 to 75*	5%*
76 to 80	6%
81+	7%
*	If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a Contract Year up to the Maximum Annual Withdrawal will reduce the Joint LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the Joint LifePay Plus Base will automatically be reset to the current Contract Value, if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the LifePay Plus rider’s Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a Contract Year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if withdrawals in any Contract Year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced proportionally This means that both the Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the Contract Value determined after the deduction the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a Contract Year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, a Market Value Adjustment is considered to be part of the withdrawal, and will be included in the proportional adjustment to the Maximum Annual Withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the Joint LifePay Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific Contract Year will not be deemed excess withdrawals in that Contract Year for purposes of the Joint LifePay Plus rider, subject to the following:

•	If the Contract Owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;
•	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;
•	Any withdrawals taken in a Contract Year will count first against the Maximum Annual Withdrawal for that Contract Year;
•	Once the Maximum Annual Withdrawal for the then current Contract Year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current Contract Year;

I-24

•	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;
•	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated; and
•	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the Joint LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining Joint LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits other than as provided under the Joint LifePay Plus rider;
•	No further premium payments will be accepted; and
•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full Contract Year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or Contract Year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the Contract Value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the Joint LifePay Plus rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the Joint LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits (including death benefits) other than as provided under the Joint LifePay Plus rider;
•	No further premium payments will be accepted; and
•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the Joint LifePay Plus rider at the time this status begins. If both spouses are active under the Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the Joint LifePay Plus rider and the Contract will terminate without further value. If only one spouse is active under the Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the Joint LifePay Plus rider and the Contract will terminate without value.

I-25

If the Maximum Annual Withdrawal exceeds the net withdrawals taken in the Contract Year when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the Contract Value decreasing to zero), that difference will be paid immediately to the Contract Owner. The periodic payments will begin on the last day of the first full Contract Year following the date the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or Contract Year, as applicable.

Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the Joint LifePay Plus Base to the current Contract Value, if the Contract Value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the Joint LifePay Plus rider), we require that your Contract Value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the Contract, as described below.

While the Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract Value may be allocated. Contract Value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract Value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All funds available under the contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than 20% of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds on any Joint LifePay Plus Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

I-26

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Joint LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the Joint LifePay Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the Annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the Annuitant) may cause the termination of the Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below:

•	If both spouses are in active status: If the surviving spouse elects to continue the Contract and becomes the sole owner and Annuitant, the Joint LifePay Plus rider will remain in effect pursuant to its original terms and Joint LifePay Plus coverage and charges will continue. As of the date the Contract is continued, the Joint LifePay Plus Base will be reset to the current contact value, if greater, and the Maximum Annual Withdrawal will be recalculated as the Maximum Annual Withdrawal percentage multiplied by the new Joint LifePay Plus Base on the date the Contract is continued. However, under no circumstances will this recalculation result in a reduction to the Maximum Annual Withdrawal.

If the surviving spouse elects not to continue the Contract, Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

•	If the surviving spouse is in inactive status: The Joint LifePay Plus rider terminates and Joint LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the Annuitant. The Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•	Spousal continuation by an active spouse, as described above;
•	Change of owner from one custodian to another custodian for the benefit of the same individual;
•	Change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);
•	Change of owner from an individual to a custodian for the benefit of the same individual;
•	Collateral assignments;
•	For nonqualified Contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;
•	For nonqualified Contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and
•	Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. This Contract does not deduct any surrender charges on withdrawals.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the Joint LifePay Plus rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

LifePay Plus and Joint LifePay Plus Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

I-27

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $500 of MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $300 of MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $200 of MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

I-28

Illustration 4: The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the Contract Value has increased to $120,000, and the Reset occurs. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the Contract Value has increased further to $130,000. The Reset occurs again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

I-29

APPENDIX J

LifePay and Joint LifePay

(Available for Contracts issued through August 20, 2007, subject to state approval.)

LifePay Minimum Guaranteed Withdrawal Benefit (“LifePay”) Rider. The LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the Annuitant, even if these withdrawals deplete your Contract Value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the LifePay rider, the Annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint Annuitants are not allowed. The minimum issue age is 50 and the maximum issue age is 80. The issue age is the age of the owner (or the Annuitant if there are joint owners or the owner is non-natural) on the contract anniversary on which the rider is effective. But some broker-dealers may limit the availability of the rider to younger ages. The LifePay rider is available for Contracts issued on and after November 1, 2004, (subject to availability) that do not already have a living benefit rider. The LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that contract anniversary.

Rider Date. The Rider Date is the date the LifePay rider becomes effective. If you purchase the LifePay rider when the Contract is issued, the Rider Date is also the Contract Date.

Charge. The charge for the LifePay rider, a living benefit, is deducted quarterly and is a percentage of Contract Value:

Maximum Annual Charge	Current Annual Charge
1.20%	0.50%

We deduct the quarterly charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the Contract Date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be assessed proportionately on what is owed at the time the rider is added through the contract quarter end. Similarly, the charge is assessed proportionately on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the Rider Date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your Contract Value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five Contract Years, but subject to the maximum annual charge.

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the LifePay rider, you may not cancel it unless you cancel the Contract during the Contract’s Free Look Period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the LifePay rider.

Termination. The LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

•	Annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
•	Die during the accumulation phase (first owner to die if there are multiple Contract Owners, or death of Annuitant if the Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

J-1

The LifePay rider will also terminate if there is a change in Contract Ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the LifePay rider to terminate automatically are discussed below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the rider is issued (the “effective date of the rider”) and continues until the earliest of:

•	The annuity commencement date;
•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
•	The surrender or annuitization of the Contract; or
•	The death of the owner, or first owner, in the case of joint owners, unless your spouse beneficiary elects to continue the Contract.

As described below, certain features of the LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the LifePay Rider Works. The LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the LifePay rider require the calculation of the Maximum Annual Withdrawal. The LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows.

•	If you purchased the LifePay rider on the Contract Date, the initial LifePay Base is equal to the initial premium.
•	If you purchased the LifePay rider after the Contract Date, the initial LifePay Base is equal to the Contract Value on the effective date of the rider.

The initial LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase (“eligible premiums”). The LifePay Base is also increased to equal the Contract Value if the Contract Value is greater than the current LifePay Base, on each contract quarterly anniversary after the effective date of the rider and during the Growth Phase. The LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract Value used to determine the reset Maximum Annual Withdrawal if you choose to reset the LifePay rider (see “LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of: (1) the Contract Value; and (2) the LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the Annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
50 to 59	4%
60 to 75	5%
76 to 80	6%
81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the rider is in the Growth Phase, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and will be annuitized. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

J-2

If withdrawals in any Contract Year exceed the Maximum Annual Withdrawal, the Maximum Annual Withdrawal will be reduced proportionally. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract Value determined:

•	Before the withdrawal, for the excess withdrawal; and
•	After the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract Year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any Market Value Adjustment is considered to be part of the withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year for purposes of the LifePay rider, subject to the following rules:

•	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;
•	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;
•	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;
•	Any withdrawals taken in a Contract Year will count first against the Maximum Annual Withdrawal for that Contract Year;
•	Once the Maximum Annual Withdrawal for the then current Contract Year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount;
•	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;
•	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the Contract Owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year; and
•	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the LifePay Base proportionally, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the Contract Value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits other than as provided under the LifePay rider;
•	No further premium payments will be accepted; and
•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

J-3

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the Annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the Annuitant’s death.

The periodic payments will begin on the last day of the first full Contract Year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or Contract Year, as applicable.

LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal Percentage of the Contract Value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum Annual Withdrawal Percentage of the Contract Value on the Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five Contract Years. See Illustration 4 below.

Investment Option Restrictions. While the LifePay rider is in effect, there are limits on the funds to which your Contract Value may be allocated. Contract Value allocated to funds other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract Value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract Value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All funds available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than 20% of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds on any LifePay Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

J-4

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I. By electing to purchase the LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the LifePay rider if you do not wish to have your Contract Value reallocated in this manner.

Death of Owner or Annuitant. The LifePay rider and charges terminate on the earlier of:

•	If the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“Claim Date”) of the owner (or in the case of joint owners, the first owner) or the Annuitant if there is a non-natural owner; or
•	The date the rider enters Lifetime Automatic Periodic Benefit status.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

•	The spouse is at least 50 years old on the date the Contract is continued; and
•	The spouse becomes the Annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

•	The rider will continue in the Growth Phase;
•	On the date the rider is continued, the LifePay Base will be reset to equal the greater of the LifePay Base and the then current Contract Value;
•	The LifePay charges will restart and be the same as were in effect prior to the Claim Date; and
•	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

•	The rider will continue in the Withdrawal Phase;
•	On the contract anniversary following the date the rider is continued:
➢	If the surviving spouse was not the Annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the Contract Value on that contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that contract anniversary, and the Maximum Annual Withdrawal is considered to be zero from the Claim Date to that contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the Contract Value to fall to zero will terminate the Contract and the rider; or
➢	If the surviving spouse was the Annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the Claim Date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract Value on that contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the Claim Date and withdrawals may continue under the rider provisions.
•	The rider charges will restart on the contract anniversary following the date the rider is continued and will be the same as were in effect prior to the Claim Date. Effect of LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the Annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the LifePay rider to the Annuitant. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the Annuitant dies, the periodic payments will stop. No other death benefit is payable.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death – Spouse,” you may not change the Annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•	Spousal continuation as described above;
•	Change of owner from one custodian to another custodian;
•	Change of owner from a custodian for the benefit of an individual to the same individual;
•	Change of owner from an individual to a custodian for the benefit of the same individual;
•	Collateral assignments;
•	Change in trust as owner where the individual owner and the grantor of the trust are the same individual;

J-5

•	Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
•	Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Loans. The portion of any Contract Value used to pay off an outstanding loan balance will reduce the LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the LifePay rider if loans are contemplated.

Taxation. For more information about the tax treatment of amounts paid to you under the LifePay rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Joint LifePay Minimum Guaranteed Withdrawal Benefit (“Joint LifePay”) Rider. The Joint LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your Contract Value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The Joint LifePay rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, Annuitant, and beneficiary designations are required in order to purchase the Joint LifePay rider. See “Ownership, Annuitant, and Beneficiary Requirements” below.

The minimum issue age is 55 and the maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the Joint LifePay rider is effective. The issue age is the age of the owners on the contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The Joint LifePay rider is available for Contracts issued on and after November 1, 2004, (subject to availability) that do not already have a living benefit rider. The Joint LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. For Contracts with the LifePay rider, you may elect the Joint LifePay rider in place of the LifePay rider for a limited time. For more information, please contact Customer Service. The Company in its discretion may allow the Joint LifePay rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including owner, Annuitant, and beneficiary designations and compliance with the investment restrictions described below. The Joint LifePay rider will be effective as of that contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, Annuitant, and beneficiary designations are required in order to purchase the Joint LifePay rider. These designations depend upon whether the Contract is issued as a nonqualified Contract, an IRA or a custodial IRA. In all cases, the ownership, Annuitant, and beneficiary designations must allow for the surviving spouse to continue the Contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint Annuitants are not allowed. The necessary ownership, Annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned Contract, the owners must be spouses, and the Annuitant must be one of the owners. For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary and the Annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the Annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The Annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The Joint LifePay Rider Date is the date the Joint LifePay rider becomes effective. If you purchase the Joint LifePay rider when the Contract is issued, the Joint LifePay Rider Date is also the Contract Date.

Charge. The charge for the Joint LifePay rider, a living benefit, is deducted quarterly, and is a percentage of Contract Value:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

J-6

We deduct the quarterly charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the Contract Date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be assessed proportionately on what is owed at the time the rider is added through the contract quarter end. Similarly, the charge is assessed proportionately when the rider is terminated. Charges are deducted during the period starting on the Rider Date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your Contract Value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five Contract Years, but subject to the maximum annual charge.

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the Joint LifePay rider, you may not cancel it unless you cancel the Contract during the Contract’s Free Look Period (or otherwise cancel the Contract pursuant to its terms), surrender or annuitize in lieu of payments under the Joint LifePay rider. These events automatically cancel the Joint LifePay rider.

Termination. The Joint LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

•	Terminate your Contract pursuant to its terms during the accumulation phase, surrender or begin receiving annuity payments in lieu of payments under the Joint LifePay rider;
•	Die during the accumulation phase (first owner to die in the case of joint owners, or death of Annuitant if the Contract is a custodial IRA), unless your spouse elects to continue the Contract (and your spouse is active for purposes of the Joint LifePay rider); or
•	Change the owner of the Contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the Joint LifePay rider to terminate automatically are discussed below.

Active Status. Once the Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the Joint LifePay rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, Annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the Joint LifePay rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the Joint LifePay rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

•	For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an active spouse;
•	For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries); and
•	In the event of the death of one spouse (in which the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both Contract Owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the Joint LifePay rider. However, all charges for the Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce” below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the Joint LifePay rider is issued (the “effective date of the Joint LifePay rider”) and continues until the earliest of:

•	The annuity commencement date;
•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);

J-7

•	The surrender of the Contract; or
•	The death of the owner (first owner, in the case of joint owners, or the Annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the Contract.

As described below, certain features of the Joint LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Joint LifePay Rider Works. The Joint LifePay rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the Joint LifePay rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the Contract (other than investment advisory fees, as described below), or the annuity commencement date, whichever occurs first. During the accumulation phase of the Contract, the Joint LifePay rider may be in either the Growth Phase or the Withdrawal Phase. During the income phase of the Contract, the Joint LifePay rider may only be in the Withdrawal Phase. The Joint LifePay rider is initially in Lifetime Guaranteed Withdrawal Status. While in this status you may terminate the Joint LifePay rider by electing to enter the income phase and begin receiving annuity payments. However, if you have not elected to begin receiving annuity payments, and the Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status because the Contract Value has been reduced to zero, the rider and Contract terminate (other than those provisions regarding the payment of the Maximum Annual Withdrawal, as described below) and you can longer elect to receive annuity payments.

Benefits paid under the Joint LifePay rider require the calculation of the Maximum Annual Withdrawal. The Joint LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•	If you purchased the Joint LifePay rider on the Contract Date, the initial Joint LifePay Base is equal to the initial premium; or
•	If you purchased the Joint LifePay rider after the Contract Date, the initial Joint LifePay Base is equal to the Contract Value on the effective date of the Joint LifePay rider.

The initial Joint LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase (“eligible premiums”). The Joint LifePay Base is also increased to equal the Contract Value if the Contract Value is greater than the current Joint LifePay Base, valued on each quarterly contract anniversary after the effective date of the Joint LifePay rider during the Growth Phase. The Joint LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract Value used to determine the reset Maximum Annual Withdrawal if you choose to reset the Joint LifePay rider (see “Joint LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the Contract Value and the Joint LifePay Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the Joint LifePay rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
55 to 64	4%
65 to 75	5%
76 to 80	6%
81+	7%

Once determined the Maximum Annual Withdrawal percentage never changes for the Contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

J-8

If the Joint LifePay rider is in the Growth Phase, and the annuity commencement date is reached, the Joint LifePay rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a Contract Year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if withdrawals in any Contract Year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the Maximum Annual Withdrawal will be reduced proportionally. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the Contract Value determined after the deduction the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a Contract Year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, Market Value Adjustment will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any Market Value Adjustment is considered to be part of the withdrawal, and will be included in the proportional adjustment to the Maximum Annual Withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the Joint LifePay rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year for purposes of the Joint LifePay rider, subject to the following:

•	If the Contract Owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;
•	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;
•	Any withdrawals taken in a Contract Year will count first against the Maximum Annual Withdrawal for that Contract Year;
•	Once the Maximum Annual Withdrawal for the then current Contract Year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount;
•	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;
•	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the Contract Owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year; and
•	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the Joint LifePay Base proportionally and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the Contract Value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the Joint LifePay rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the Joint LifePay rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the Joint LifePay rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits (including death benefits) other than as provided under the Joint LifePay rider;
•	No further premium payments will be accepted; and

J-9

•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the Joint LifePay rider at the time this status begins. If both spouses are active under the Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the Joint LifePay rider and the Contract will terminate without further value. If only one spouse is active under the Joint LifePay rider, the payments will cease upon the death of the active spouse, at which time both the Joint LifePay rider and the Contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken in the Contract Year when the Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the Contract Value decreasing to zero), that difference will be paid immediately to the Contract Owner. The periodic payments will begin on the last day of the first full Contract Year following the date the Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or Contract Year, as applicable.

Joint LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal percentage multiplied by the Contract Value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum Annual Withdrawal percentage multiplied by the Contract Value on the Reset Effective Date. The reset option is only available when the Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50%. However, we guarantee that the Joint LifePay rider charge will not increase for resets exercised within the first five Contract Years. See Illustration 4 below.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the Joint LifePay rider), we require that your Contract Value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the Contract, as described below.

While the Joint LifePay rider is in effect, there are limits on the funds to which your Contract Value may be allocated. Contract Value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract Value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All funds available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

J-10

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than 20% of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds on any Joint LifePay Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The Joint LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX I – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Joint LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Joint LifePay rider if you do not wish to have your Contract Value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the Annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Joint LifePay rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the Joint LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the Annuitant) during Lifetime Guaranteed Withdrawal Status may cause the termination of the Joint LifePay rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below:

•	If both spouses are in active status: If the surviving spouse elects to continue the Contract and becomes the sole owner and Annuitant, the Joint LifePay rider will remain in effect pursuant to its original terms and Joint LifePay coverage and charges will continue. As of the date the Contract is continued, the Maximum Annual Withdrawal will be set to the greater of the existing Maximum Annual Withdrawal or the Maximum Annual Withdrawal percentage multiplied by the Contract Value on the date the Contract is continued. Such a reset will not count as an exercise of the Joint LifePay Reset Option, and rider charges will not increase.

If the surviving spouse elects not to continue the Contract, Joint LifePay rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

•	If the surviving spouse is in inactive status: The Joint LifePay rider terminates and Joint LifePay coverage and charges cease upon proof of death.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the Annuitant. The Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•	Spousal continuation by an active spouse, as described above;
•	Change of owner from one custodian to another custodian for the benefit of the same individual;
•	Change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the Contract);

J-11

•	Change of owner from an individual to a custodian for the benefit of the same individual;
•	Collateral assignments;
•	For nonqualified Contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;
•	For nonqualified Contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and
•	Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the Joint LifePay rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

LifePay and Joint LifePay Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $500 of MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $300 of MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $200 of MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the MAW is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The RMD for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

J-12

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the Contract Value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the Contract Value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

J-13

APPENDIX K

Minimum Guaranteed Withdrawal Benefit

(Applicable to Contracts Issued in States Where LifePay is Not Available.)

Minimum Guaranteed Withdrawal Benefit Rider (“MGWB”). The MGWB rider, marketed under the name, PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your Contract Value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your Rider Date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

•	If you purchased the MGWB rider on the Contract Date: your premium payments received during the first two Contract Years; or
•	If you purchased the MGWB rider after the Contract Date: your Contract Value on the Rider Date, including any premiums received that day and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any Contract Year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your Contract Value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of: (1) the MGWB Withdrawal Account allocated to Covered Funds; and (2) the lesser of (a) the MGWB Withdrawal Account allocated to Excluded Funds and (b) the Contract Value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining Contract Value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds proportionally. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the Contract Value remaining after withdrawal of the MAW at the time of the withdrawal. Please see “MGWB Excess Withdrawal Amount Examples,” below.

Once your Contract Value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds proportionally. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds proportionally. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net Contract Value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

K-1

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a Contract Value, nor does it guarantee performance of the Subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your Contract Value is greater than zero. See “WITHDRAWALS.” However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the Contract Value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

•	Your Contract Value is greater than zero;
•	Your MGWB Withdrawal Account is greater than zero;
•	You have not reached your latest allowable Annuity Start Date;
•	You have not elected to annuitize your Contract; and
•	You have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the Cash Surrender Value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your Contract Value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

•	Your MGWB Withdrawal Account is greater than zero;
•	You have not reached your latest allowable Annuity Start Date;
•	You have not elected to annuitize your Contract; and
•	You have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of: (1) your Contract’s latest Annuity Start Date; (2) the death of the owner; or (3) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of: (1) payment of all MGWB periodic payments; (2) payment of the Commuted Value (defined below); or (3) the owner’s death.

On the Contract’s latest Annuity Start Date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your Annuity Start Date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the Contract Value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the Contract Value on the date the New Rider is effective. The charge for the MGWB under the New Rider will increase to the maximum annual charge of 1.00%. The Reset Option can only be elected on contract anniversaries. If you elect the Reset Option, the Step-Up benefit is not available.

Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the Contract Value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

•	We reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of Contract Value; and
•	You must wait at least five years from the Step-Up date to elect the Reset Option.

K-2

The Step-Up Benefit may be elected only one time under the MGWB Rider. Election of the Step-Up Benefit is limited to contract anniversaries only. Please note that if you have a third party investment adviser who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner

Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of Annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the Contract Value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the Contract Date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

Minimum Guaranteed Withdrawal Benefit rider:16

As an Annual Charge[17]	As a Quarterly Charge	Maximum Annual Charge if Step-Up Benefit Elected[18]
0.45% of Contract Value	0.1125% of Contract Value	1.00% of Contract Value

MGWB Excess Withdrawal Amount Examples. The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawals Amount”):

Example #1: Owner has invested only in Covered Funds.

Assume the Contract Value (“CV”) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (“EPA”) is $100,000, the Maximum Annual Withdrawal Amount (“MAW”) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

The EPA is reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied proportionally regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

[16]	We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and proportionally on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.
[17]	If you choose to reset the MGWB Rider, the charge for the MGWB will increase to an annual charge of 1.00% of Contract Value. Please see “Minimum Reset Option” above.
[18]	If your rider was issued prior to May 1, 2005 and you elect the Step-Up Benefit, we will increase the charge for the MGWB Rider to the maximum annual charge of 1.00% of Contract Value. Please see “Step-Up Benefit” above.

K-3

Example #2: Owner has invested only in Excluded Funds.

Assume the Contract Value (“CV”) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (“EPA”) is $100,000, the Maximum Annual Withdrawal Amount (“MAW”) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Excluded Withdrawal Account is reduced proportionally based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

The EPA is reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied proportionally regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #3: Owner has invested in both Covered and Excluded Funds.

Assume the Contract Value (“CV”) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (“EPA”) is $100,000, the Maximum Annual Withdrawal Amount (“MAW”) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced proportionally based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

The Excluded Withdrawal Account is reduced proportionally based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

The EPA is reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied proportionally regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds.

Assume the Contract Value (“CV”) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

The Excluded Withdrawal Account is reduced proportionally based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

K-4

Example #5: Owner transfers funds from Covered Funds to Excluded Funds.

Assume the Contract Value (“CV”) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

The Covered Withdrawal Account is reduced proportionally based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 + $12,500).

K-5

APPENDIX L

State Variations

This APPENDIX L contains important state specific variations for Contracts issued in Washington and
Massachusetts. The prospectus and this APPENDIX L provide a general description of the Contract, so please see your
Contract, any endorsements and riders for the details.

For Contracts issued in the Commonwealth of Massachusetts, the following provisions apply:

•	The Fixed Interest Division is not available; and
•	TSA loans are not available.

For Contracts issued in the State of Washington, the following provisions apply:

•	The Fixed Account is not available;
•	The Minimum Guaranteed Income Benefit (“MGIB”) Rider Charge is only deducted from the Subaccounts in which you are invested. No deduction will be made from the Fixed Interest Division; and
•	The following describes the death benefit options for Contracts issued in the State of Washington on or before April 30, 2009. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

•	The Contract Value; and
•	The Cash Surrender Value.

The Standard Death Benefit equals the greatest of the Base Death Benefit, the floor, and the Standard Minimum Guaranteed Death Benefit.

The Standard Minimum Guaranteed Death Benefit equals the initial premium payment, increased by premium payments after issue, and reduced by a proportional adjustment for any withdrawal.

The floor for the Death Benefit is the total premium payments made under the Contract reduced by a proportional adjustment for any withdrawal.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the Annuity Start Date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the 5.5% Solution Enhanced Death Benefit and the Max 5.5 Enhanced Death Benefit, certain funds, and the Fixed Account are designated as “Special Funds.”

The following investment options are designated as Special Funds: the Voya Government Liquid Assets Portfolio and the Fixed Interest Division.

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective April 30, 2007. For Contracts issued prior to September 2, 2003, however, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

The Limited Maturity Bond Portfolio is a Special Fund, but closed to new allocations effective March 12, 2004.

For Contracts issued on or after May 1, 2003, but prior to August 21, 2006, the Voya Intermediate Bond Portfolio is designated as a Special Fund. As of July 11, 2014, the Voya Intermediate Bond Portfolio has been re-designated as a Covered Fund for all current and future investments.

We may, with 30 days’ notice to you, designate any fund as a Special Fund on existing Contracts with respect to new premiums added to such fund and also with respect to new transfers to such fund. Selecting a Special Fund may limit or reduce the 5.5% Max Enhanced Death Benefit.

For the period during which a portion of the Contract Value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the Contract Value. The reduced mortality and expense risk charge will be applicable only during that period.

L-1

The 5.5% Solution is not available as a standalone death benefit, but the calculation is used to determine the Max 5.5 Enhanced Death Benefit

The 5.5% Solution Enhanced Death Benefit equals the greatest of:

•	The Standard Death Benefit;
•	The floor; and
•	The sum of the Contract Value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

For Contracts issued on or after April 11, 2000, the 5.5% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals premiums, adjusted for withdrawals and transfers, accumulated at 5.5% until the attainment of age 80 and thereafter at 0%, subject to a floor as described below. For Contracts issued before April 11, 2000, the 5.5% Solution Minimum Guaranteed Death Benefit allows for accumulation to continue beyond age 80, subject to the cap. Please see your Contract for details regarding the terms of your death benefit.

Withdrawals of up to 5.5% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 5.5% Solution Minimum Guaranteed Death Benefit by the amount of Contract Value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a proportional adjustment to the 5.5% Solution Minimum Guaranteed Death Benefit is made. The amount of the proportional adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the Contract Value of the withdrawal; and (c) is the Contract Value allocated to Non-Special Funds before the withdrawal. The amount of the proportional adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the Contract Value of the withdrawal; and (c) is the Contract Value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds proportionally. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds will equal the lesser of the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit in Special Funds and the Contract Value transferred.

Transfers from Non-Special to Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds proportionally. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds will equal the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The floor for the 5.5% Solution Enhanced Death Benefit is determined by the same calculations described above for the 5.5% Solution Minimum Guaranteed Death Benefit except as follows: if you transfer Contract Value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of Contract Value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the Contract Value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 5.5% annual effective rate as described above, subject to the age limit described above. Similarly, for Contract Value allocated directly to Special Funds, that portion of the floor will be the Contract Value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

•	The Standard Death Benefit; and
•	The Annual Ratchet Minimum Guaranteed Death Benefit.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

•	The initial premium payment;
•	Increased dollar for dollar by any premium added after issue; and
•	Adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit from the prior anniversary (adjusted for new premiums and partial withdrawals) and the current Contract Value.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit proportionally, based on the amount withdrawn. The amount of the proportional adjustment for withdrawals will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit prior to the withdrawal; (b) is the Contract Value of the withdrawal; and (c) is the Contract Value before withdrawal.

L-2

The Max 5.5 Enhanced Death Benefit equals the greater of the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Death Benefit for Excluded Funds

We will be designating certain funds as “Excluded Funds.” Excluded Funds will include certain funds that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new funds as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days’ notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or Contract Value to Excluded Funds, your death benefit attributable to that allocation will equal the Contract Value of that allocation. Any guarantee of death benefit in excess of Contract Value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or Contract Value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds proportionally. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the Contract Value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components proportionally. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

•	The charges, fees and expenses are as described in the prospectus for the applicable variable annuity Contract with the exception of the mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit. The mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit elected is 1.95%.
•	The annual Administrative Charge for GoldenSelect Access® is $30.

L-3

APPENDIX M

Accepted Funds and Fixed Allocation Funds for Living Benefit Riders

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	Voya Retirement Moderate Portfolio
Voya Global Perspectives® Portfolio	Voya Retirement Moderate Growth Portfolio
Voya Government Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Conservative Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio
Voya Retirement Growth Portfolio	Fixed Interest Allocation

For MGIB, LifePay, Joint LifePay, LifePay Plus and Joint LifePay Plus riders purchased before January 12, 2009; the following are additional Accepted Funds:

Voya Global Equity Portfolio
Voya Solution Moderately Aggressive Portfolio

Currently, the Accepted Funds for the Income Optimizer are:

BlackRock Global Allocation V.I. Fund	Voya Retirement Moderate Portfolio
Voya Government Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Conservative Portfolio	Fixed Interest Allocation
Voya Retirement Moderate Growth Portfolio

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

Voya Intermediate Bond Portfolio
Voya U.S. Bond Index Portfolio
VY® BlackRock Inflation Protected Bond Portfolio

M-1

STATEMENT OF ADDITIONAL INFORMATION

Introduction
Description of Voya Insurance and Annuity Company
Separate Account B of Voya Insurance and Annuity Company
Safekeeping of Assets
Experts
Distribution of Contracts
Accumulation Unit Value
Performance Information
Other Information
Condensed Financial Information (Accumulation Unit Values)
Financial Statements of Separate Account B of Voya Insurance and Annuity Company
Financial Statements of Voya Insurance and Annuity Company

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271.

−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B, GOLDENSELECT ACCESS® 333-28769.

Please Print or Type:

Name

Street Address

City, State, Zip

05/01/2019

−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−−

PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

GOLDENSELECT ACCESS®

Deferred Combination Variable and Fixed Annuity Contract

Issued by
SEPARATE ACCOUNT B
of
VOYA INSURANCE AND ANNUITY COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Voya Insurance and Annuity Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Voya Insurance and Annuity Company, Customer Service, P.O. Box 9271 Des Moines, Iowa  50306-9271 or telephone (800) 366-0066, or access the Security and Exchange Commission’s (“SEC”) website (www.sec.gov).

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

May 1, 2019

Item	Page

Introduction	3
Description of Voya Insurance and Annuity Company	3
Separate Account B of Voya Insurance and Annuity Company	3
Safekeeping of Assets	3
Experts	3
Distribution of Contracts	4
Accumulation Unit Value	4
Performance Information	5
Other Information	5
Condensed Financial Information (Accumulation Unit Values)	CFI-1
Financial Statements of Separate Account B of Voya Insurance and Annuity Company	1
Financial Statements of Voya Insurance and Annuity Company	C-1

Introduction

This Statement of Additional Information provides background information regarding Separate Account B.

Description of Voya Insurance and Annuity Company

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. On June 1, 2018 we became an indirect wholly owned subsidiary of VA Capital Company LLC, an insurance holding company organized under Delaware law (“VA Capital”).  Our direct parent company is Venerable Holdings, Inc. (“Venerable”).  Before June 1, 2018, we were an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc.  The June 1, 2018, sale of the Company by Voya to VA Capital did not change the terms, features and benefits of your Contract.

Although we are a subsidiary of VA Capital and Venerable, neither VA Capital nor Venerable are responsible for the obligations under the Contract. The obligations under the Contract are solely our responsibility.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. We are engaged in the business of administering insurance and annuities, and we no longer sell or issue any new insurance or annuities. Our principal office is located at 699 Walnut Street, Suite 1350, Des Moines, Iowa 50309-3942.

Separate Account B of Voya Insurance and Annuity Company

Separate Account B was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity Contract s. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one fund. Each fund has its own distinct investment objectives and policies. Income, gains and losses, whether or not realized, of a fund are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other Contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity Contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. When we deduct the fees we charge for the Contract, these would constitute excess assets that we would transfer to the general account. We are obligated to pay all benefits and make all payments provided under the Contracts, and will keep the Separate Account fully funded to cover such liabilities.

Safekeeping of Assets

Voya Insurance and Annuity Company acts as its own custodian for Separate Account B.

Experts

The statements of assets and liabilities of Separate Account B as of December 31, 2018, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of the Company as of December 31, 2018 and 2017, and for each of the two years in the period ended December 31, 2018, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 2005 Market Street, Philadelphia, Pennsylvania 19103.

Distribution of Contracts

The offering of Contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of Voya Insurance and Annuity Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by Voya Insurance and Annuity Company. The Contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with Directed Services LLC. For the years ended 2018, 2017 and 2016 commissions paid by Voya Insurance and Annuity Company to Directed Services LLC equaled $153,949,046, $206,293,565, and $205,433,294, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the Contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, PA 19380.

Under a management services agreement, last amended in 1995, Voya Insurance and Annuity Company provides to Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Voya Insurance and Annuity Company charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Voya Insurance and Annuity Company’s employees on behalf of Directed Services LLC. In the opinion of management, this method of cost allocation is reasonable. However effective January 1, 2010, this management services agreement was changed to an arms-length pricing agreement, whereas Voya Insurance and Annuity Company now receives a monthly fee from Directed Services LLC based on annual contractual rates by fund. This fee, calculated as a percentage of average assets in the variable separate accounts, was $$60,172,545, $80,362,617 and $116,527,230 for the years ended 2018, 2017 and 2016, respectively.

Accumulation Unit Value

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. Complete AUV information for the AUVs calculated for this Contract is available in this SAI.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1
(1)	AUV, beginning of period	$10.00
(2)	Value of securities, beginning of period	$10.00
(3)	Change in value of securities	$0.10
(4)	Gross investment return (3) divided by (2)	0.01
(5)	Less daily mortality and expense charge	0.00004280
(6)	Less asset based administrative charge	0.00000411
(7)	Net investment return (4) minus (5) minus (6)	0.009953092
(8)	Net investment factor (1.000000) plus (7)	1.009953092
(9)	AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
EXAMPLE 2
(1)	Initial premium payment	$1,000
(2)	AUV on effective date of purchase (see EXAMPLE 1)	$10.00
(3)	Number of units purchased (1) divided by (2)	100
(4)	AUV for valuation date following purchase (see EXAMPLE 1)	$10.09953092
(5)	Contract Value in account for valuation date following purchase (3) multiplied by (4)	$1,009.95

Performance Information

From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Voya Government Liquid Assets Portfolio subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for one-, five- and ten-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the investment portfolios.

Current yield for the Voya Government Liquid Assets Portfolio subaccount is based on income received by a hypothetical investment over a given seven-day period, less expenses accrued, and then “annualized” (i.e., assuming that the seven-day yield would be received for 52 weeks). We calculate “effective yield” for the Voya Government Liquid Assets Portfolio subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Voya Government Liquid Assets Portfolio subaccount will have a positive or level return.

We may compare performance information for a subaccount to:  (1) the Standard & Poor’s 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service; and (3) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2018, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2018, including portfolio names. Portfolio name changes after December 31, 2018 are not reflected in the following information.

Separate Account Annual Charges of 1.40%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$13.50	$12.04	$11.76	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99
Value at end of period	$12.30	$13.50	$12.04	$11.76	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53
Number of accumulation units outstanding at end of period	6,119,983	6,996,515	8,664,609	10,146,226	11,809,955	13,043,592	13,195,463	14,658,436	14,545,662	13,749,221
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$39.69	$35.32	$26.98	$29.21	$28.75	$21.75	$19.83	$21.42	$17.18	$13.94
Value at end of period	$32.03	$39.69	$35.32	$26.98	$29.21	$28.75	$21.75	$19.83	$21.42	$17.18
Number of accumulation units outstanding at end of period	200,318	224,260	371,322	463,069	571,341	731,242	853,085	975,035	1,094,501	1,267,316
PROFUND VP BULL
Value at beginning of period	$16.70	$14.19	$13.13	$13.37	$12.17	$9.51	$8.47	$8.59	$7.74	$6.31
Value at end of period	$15.46	$16.70	$14.19	$13.13	$13.37	$12.17	$9.51	$8.47	$8.59	$7.74
Number of accumulation units outstanding at end of period	19,096	24,959	30,950	37,080	40,009	64,161	80,226	96,088	119,978	139,938
PROFUND VP EUROPE 30
Value at beginning of period	$11.67	$9.89	$9.30	$10.59	$11.75	$9.80	$8.52	$9.49	$9.37	$7.19
Value at end of period	$9.88	$11.67	$9.89	$9.30	$10.59	$11.75	$9.80	$8.52	$9.49	$9.37
Number of accumulation units outstanding at end of period	18,585	19,913	36,367	41,138	46,167	61,749	74,259	85,942	104,606	126,512
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.76	$2.03	$2.17	$2.24	$3.25	$2.83	$3.09	$5.01	$6.05	$4.64
Value at end of period	$1.81	$1.76	$2.03	$2.17	$2.24	$3.25	$2.83	$3.09	$5.01	$6.05
Number of accumulation units outstanding at end of period	136,956	141,338	185,734	203,341	238,818	238,813	266,658	270,919	290,517	316,599
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.76	$8.81	$8.92	$9.49	$10.65	$8.61	$7.17	$8.79	$9.81	$9.75
Value at end of period	$8.87	$10.76	$8.81	$8.92	$9.49	$10.65	$8.61	$7.17	$8.79	$9.81
Number of accumulation units outstanding at end of period	206,316	313,873	314,826	436,191	416,500	326,776	188,165	94,586	113,073	7,459
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.55	$11.30	$11.65	$12.74	$13.87	$11.83	$10.41	$11.02	$10.26	$10.28
Value at end of period	$11.45	$13.55	$11.30	$11.65	$12.74	$13.87	$11.83	$10.41	$11.02	$10.26
Number of accumulation units outstanding at end of period	57,798	62,938	65,179	99,064	119,738	73,798	47,433	72,547	76,851	5,674
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.37	$10.16	$9.74	$10.13	$9.80	$8.74	$7.70	$8.13	$7.79	$6.08
Value at end of period	$11.08	$12.37	$10.16	$9.74	$10.13	$9.80	$8.74	$7.70	$8.13	$7.79
Number of accumulation units outstanding at end of period	5,596,520	6,479,748	7,999,553	9,507,797	3,326,376	3,553,623	3,776,108	4,036,972	4,398,876	4,692,093
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.02	$9.09	$8.75	$9.45
Value at end of period	$9.84	$11.02	$9.09	$8.75
Number of accumulation units outstanding at end of period	363,133	451,551	540,000	785,892
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2013)
Value at beginning of period	$12.01	$10.63	$10.12	$10.66	$10.41	$10.20
Value at end of period	$10.95	$12.01	$10.63	$10.12	$10.66	$10.41
Number of accumulation units outstanding at end of period	2,165,590	2,646,948	3,586,276	4,487,470	5,157,399	2,055,521

Access	CFI 1

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$15.22	$15.37	$15.58	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12
Value at end of period	$15.21	$15.22	$15.37	$15.58	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94
Number of accumulation units outstanding at end of period	3,183,266	2,974,048	4,119,413	4,627,796	5,330,177	6,262,749	6,109,676	7,655,564	7,999,039	11,578,123
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.66	$15.80	$14.66	$15.15	$13.94	$10.87	$9.57	$9.99
Value at end of period	$17.50	$18.66	$15.80	$14.66	$15.15	$13.94	$10.87	$9.57
Number of accumulation units outstanding at end of period	6,132,481	7,224,237	9,534,437	11,357,787	13,193,311	15,699,200	17,914,965	19,736,037
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.01	$14.37	$13.31	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10
Value at end of period	$15.98	$17.01	$14.37	$13.31	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82
Number of accumulation units outstanding at end of period	2,565,547	2,957,464	3,989,857	4,805,989	5,731,475	6,997,027	8,191,118	9,561,032	5,214,662	5,796,850
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$19.06	$13.87	$13.65	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96	$9.99
Value at end of period	$16.62	$19.06	$13.87	$13.65	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96
Number of accumulation units outstanding at end of period	160,449	193,448	238,848	284,964	332,628	560,747	952,657	1,068,924	1,477,004	453,760
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.14	$20.18	$17.86	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26
Value at end of period	$20.17	$21.14	$20.18	$17.86	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65
Number of accumulation units outstanding at end of period	1,229,790	1,460,783	1,919,763	2,333,369	2,852,338	3,536,270	4,012,922	3,817,892	3,921,490	3,386,304
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.10	$17.21	$15.87	$16.00	$14.29	$10.92	$9.71	$9.88	$8.82	$7.27
Value at end of period	$19.34	$21.10	$17.21	$15.87	$16.00	$14.29	$10.92	$9.71	$9.88	$8.82
Number of accumulation units outstanding at end of period	547,654	268,013	434,908	502,867	611,588	718,974	816,038	939,728	1,008,074	1,178,124
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$26.39	$23.62	$20.33	$21.05	$19.54	$14.76	$12.75	$13.12	$10.94	$8.44
Value at end of period	$22.24	$26.39	$23.62	$20.33	$21.05	$19.54	$14.76	$12.75	$13.12	$10.94
Number of accumulation units outstanding at end of period	281,345	304,281	535,541	606,003	733,866	900,327	1,007,217	1,103,955	1,204,164	1,377,178
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$25.13	$23.25	$18.57	$19.51	$18.80	$13.40	$12.12	$12.41	$10.28	$8.37
Value at end of period	$21.65	$25.13	$23.25	$18.57	$19.51	$18.80	$13.40	$12.12	$12.41	$10.28
Number of accumulation units outstanding at end of period	213,332	241,436	393,989	471,739	590,078	701,737	824,353	906,059	987,422	1,101,850
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.32	$15.80	$15.38	$15.56	$14.82	$15.09	$14.03	$13.26	$12.28	$11.19
Value at end of period	$15.96	$16.32	$15.80	$15.38	$15.56	$14.82	$15.09	$14.03	$13.26	$12.28
Number of accumulation units outstanding at end of period	21,150,013	24,021,783	28,010,382	32,021,473	35,604,078	12,404,667	12,675,495	13,585,163	14,805,735	15,212,968
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.42	$9.33	$9.43	$9.70	$10.41
Value at end of period	$9.67	$11.42	$9.33	$9.43	$9.70
Number of accumulation units outstanding at end of period	7,470,529	8,473,575	10,918,223	12,820,021	14,338,873
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$10.70	$8.72	$8.79	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62	$6.06
Value at end of period	$9.09	$10.70	$8.72	$8.79	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62
Number of accumulation units outstanding at end of period	289,281	348,186	475,607	558,185	670,510	985,325	849,883	818,658	1,156,598	1,391,858
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.64	$12.65	$12.47	$11.44	$12.27	$9.97	$9.40	$11.05	$9.86	$9.81
Value at end of period	$13.14	$15.64	$12.65	$12.47	$11.44	$12.27	$9.97	$9.40	$11.05	$9.86
Number of accumulation units outstanding at end of period	59,783	99,894	130,308	179,540	88,325	158,004	62,624	178,839	63,936	3,051
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$19.97	$15.69	$15.40	$14.78	$13.26	$10.32	$10.27
Value at end of period	$19.28	$19.97	$15.69	$15.40	$14.78	$13.26	$10.32
Number of accumulation units outstanding at end of period	9,792,068	11,904,633	16,175,859	19,109,726	22,337,194	26,880,710	30,794,923

Access	CFI 2

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$32.05	$25.11	$24.56	$23.48	$21.00	$16.31	$14.04	$13.93	$12.36	$8.80
Value at end of period	$31.05	$32.05	$25.11	$24.56	$23.48	$21.00	$16.31	$14.04	$13.93	$12.36
Number of accumulation units outstanding at end of period	4,684,633	5,622,301	7,562,016	9,118,020	11,036,243	7,109,891	1,682,756	2,130,653	1,082,965	1,127,373
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.57	$16.63	$14.85	$15.80	$14.60	$11.33	$10.05	$10.05
Value at end of period	$16.84	$18.57	$16.63	$14.85	$15.80	$14.60	$11.33	$10.05
Number of accumulation units outstanding at end of period	4,754,622	5,508,969	7,421,221	9,147,104	8,808,653	5,395,409	830,633	569,147
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$22.47	$22.51	$22.54	$22.74	$22.90	$23.07	$23.05	$23.11	$22.72	$21.50
Value at end of period	$22.39	$22.47	$22.51	$22.54	$22.74	$22.90	$23.07	$23.05	$23.11	$22.72
Number of accumulation units outstanding at end of period	115,818	131,571	146,923	175,121	213,469	274,726	378,445	463,361	595,343	738,091
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$22.98	$18.68	$17.71	$17.91	$16.73	$12.89	$11.47	$11.73	$9.15	$6.58
Value at end of period	$20.91	$22.98	$18.68	$17.71	$17.91	$16.73	$12.89	$11.47	$11.73	$9.15
Number of accumulation units outstanding at end of period	4,192,310	4,774,600	2,853,934	3,240,855	3,761,739	4,703,222	3,747,745	4,227,190	4,756,551	4,502,607
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.25	$10.59	$10.26	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32	$8.25
Value at end of period	$10.79	$11.25	$10.59	$10.26	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32
Number of accumulation units outstanding at end of period	3,418,308	3,995,871	5,389,089	5,273,239	5,808,995	6,917,396	7,030,422	7,346,128	6,256,899	5,981,757
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.99	$13.90	$13.14	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37	$9.22
Value at end of period	$14.59	$15.99	$13.90	$13.14	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	25,603,990	29,664,497	39,020,544	45,698,664	51,799,708	59,186,253	63,995,469	68,956,114	74,275,484	79,472,323
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.71	$13.91	$13.21	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63	$9.49
Value at end of period	$14.51	$15.71	$13.91	$13.21	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	14,952,573	17,625,445	22,613,214	26,950,962	30,767,408	35,441,375	38,485,278	42,036,780	46,040,296	48,787,781
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.65	$13.29	$12.74	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86	$9.75
Value at end of period	$13.71	$14.65	$13.29	$12.74	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86
Number of accumulation units outstanding at end of period	8,465,010	9,718,604	12,104,749	14,071,867	16,389,602	19,206,813	20,961,634	22,515,408	24,451,343	25,879,317
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$33.60	$26.02	$24.83	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69	$10.27
Value at end of period	$32.73	$33.60	$26.02	$24.83	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69
Number of accumulation units outstanding at end of period	774,834	820,529	1,080,819	1,104,897	1,257,121	1,242,161	1,378,422	1,637,094	1,455,162	1,607,178
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.69	$16.33	$14.95	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71
Value at end of period	$18.70	$19.69	$16.33	$14.95	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17
Number of accumulation units outstanding at end of period	2,424,276	2,704,333	3,318,523	3,395,479	3,546,039	4,014,374	4,545,292	4,462,209	5,649,134	6,524,524
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$26.84	$24.05	$21.15	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51	$10.35
Value at end of period	$24.65	$26.84	$24.05	$21.15	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	753,047	856,511	1,222,175	1,205,374	471,664	439,059	373,421	310,000	194,823	130,420
Access	CFI 3

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$32.60	$26.59	$25.25	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00	$10.36
Value at end of period	$30.42	$32.60	$26.59	$25.25	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00
Number of accumulation units outstanding at end of period	768,823	865,314	1,120,682	1,355,601	1,415,777	1,742,194	1,975,775	2,267,474	2,632,553	2,765,328
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.92	$18.03	$16.17	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13
Value at end of period	$18.65	$20.92	$18.03	$16.17	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45
Number of accumulation units outstanding at end of period	1,071,357	1,265,670	1,580,451	1,639,001	1,800,620	1,609,933	1,669,174	1,745,841	1,854,424	1,478,202
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.62	$18.35	$15.40	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97
Value at end of period	$18.00	$20.62	$18.35	$15.40	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69
Number of accumulation units outstanding at end of period	1,041,228	1,139,591	1,420,669	1,600,432	1,732,818	1,943,191	1,759,225	1,701,985	1,880,369	1,673,974
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$19.30	$16.53	$14.82	$15.20	$14.64	$10.70	$9.44	$9.53	$7.31	$5.68
Value at end of period	$15.97	$19.30	$16.53	$14.82	$15.20	$14.64	$10.70	$9.44	$9.53	$7.31
Number of accumulation units outstanding at end of period	156,085	184,896	275,069	341,370	413,406	542,408	663,418	796,478	919,414	1,117,503
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$22.00	$20.10	$16.42	$16.82	$16.06	$11.85	$10.52	$10.97	$8.97	$7.15
Value at end of period	$18.21	$22.00	$20.10	$16.42	$16.82	$16.06	$11.85	$10.52	$10.97	$8.97
Number of accumulation units outstanding at end of period	506,592	629,887	812,437	852,713	963,772	1,060,414	1,187,162	1,422,232	1,686,231	1,359,012
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.71	$10.05	$9.60	$10.03
Value at end of period	$10.49	$11.71	$10.05	$9.60
Number of accumulation units outstanding at end of period	7,601,750	8,722,120	10,212,905	12,257,013
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.99	$11.81	$11.73	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20
Value at end of period	$11.75	$11.99	$11.81	$11.73	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62
Number of accumulation units outstanding at end of period	1,565,056	1,685,713	2,140,065	2,326,628	2,474,708	2,262,123	2,599,279	3,165,568	3,163,184	3,588,432
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$25.95	$20.53	$19.77	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58
Value at end of period	$25.10	$25.95	$20.53	$19.77	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10
Number of accumulation units outstanding at end of period	1,584,658	1,832,233	2,411,598	2,897,333	3,345,047	3,838,302	3,614,401	4,238,575	4,210,806	4,248,323
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.51	$11.39	$11.15	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59	$9.88
Value at end of period	$11.11	$11.51	$11.39	$11.15	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59
Number of accumulation units outstanding at end of period	1,775,555	1,823,246	2,308,811	2,427,575	2,742,060	3,201,123	5,636,752	5,459,336	3,408,948	2,184,297
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$15.10	$13.86	$13.97	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21
Value at end of period	$13.59	$15.10	$13.86	$13.97	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49
Number of accumulation units outstanding at end of period	608,093	689,431	850,881	1,017,120	1,199,879	1,384,244	1,576,114	1,763,062	1,961,059	2,241,686
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$115.34	$111.21	$108.20	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77
Value at end of period	$105.02	$115.34	$111.21	$108.20	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29
Number of accumulation units outstanding at end of period	123,213	140,103	203,191	252,122	319,442	412,408	481,849	575,703	675,827	801,790
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$19.64	$16.39	$15.33	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85
Value at end of period	$17.63	$19.64	$16.39	$15.33	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89
Number of accumulation units outstanding at end of period	1,423,097	1,688,524	2,237,802	2,511,540	2,768,582	3,001,487	3,337,689	3,608,516	3,853,085	3,902,577
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.74	$18.04	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63
Value at end of period	$16.00	$19.74	$18.04	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16
Number of accumulation units outstanding at end of period	700,751	776,175	1,037,070	1,226,292	1,421,605	1,638,441	1,976,916	2,223,917	2,485,616	2,897,468

Access	CFI 4

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.83	$15.47	$13.56	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71
Value at end of period	$15.76	$16.83	$15.47	$13.56	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04
Number of accumulation units outstanding at end of period	2,038,176	2,398,130	3,155,065	3,731,542	4,655,588	5,147,846	5,478,163	5,332,275	5,251,259	5,510,324
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.99	$21.53	$18.54	$20.00	$18.58	$13.96	$11.93	$12.36	$10.89	$8.59
Value at end of period	$21.58	$24.99	$21.53	$18.54	$20.00	$18.58	$13.96	$11.93	$12.36	$10.89
Number of accumulation units outstanding at end of period	823,469	975,633	1,322,990	1,683,688	2,034,525	2,240,125	2,131,292	2,213,852	2,163,923	2,202,640
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$20.85	$19.12	$16.86	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24
Value at end of period	$18.57	$20.85	$19.12	$16.86	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15
Number of accumulation units outstanding at end of period	2,996,166	3,487,076	4,329,327	5,216,053	6,388,091	2,363,718	2,113,601	2,270,527	2,408,048	2,591,371
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.97	$11.91	$10.52	$10.93	$10.13
Value at end of period	$11.54	$12.97	$11.91	$10.52	$10.93
Number of accumulation units outstanding at end of period	4,535,687	5,238,079	6,252,217	7,191,688	8,247,921
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$58.28	$51.89	$43.88	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66
Value at end of period	$49.65	$58.28	$51.89	$43.88	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47
Number of accumulation units outstanding at end of period	615,558	703,489	837,388	956,646	1,110,697	1,334,073	1,464,057	1,747,429	2,059,675	2,460,096
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.98	$19.84	$17.82	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22
Value at end of period	$22.97	$27.98	$19.84	$17.82	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67
Number of accumulation units outstanding at end of period	1,451,508	1,680,669	2,136,235	2,491,137	2,828,949	3,257,286	3,572,154	3,601,771	3,721,910	4,884,446
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$21.99	$19.60	$17.34	$18.13	$15.99	$12.33	$10.42	$10.38	$8.56	$6.91
Value at end of period	$19.03	$21.99	$19.60	$17.34	$18.13	$15.99	$12.33	$10.42	$10.38	$8.56
Number of accumulation units outstanding at end of period	543,043	664,025	875,198	1,100,503	1,353,541	1,923,801	1,723,331	1,622,804	1,415,034	802,705
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$34.42	$30.21	$25.19	$26.53	$24.83	$18.12	$15.49	$15.92	$12.74	$10.15
Value at end of period	$30.36	$34.42	$30.21	$25.19	$26.53	$24.83	$18.12	$15.49	$15.92	$12.74
Number of accumulation units outstanding at end of period	798,587	869,153	1,234,769	1,470,952	1,635,806	1,942,461	1,734,757	1,899,433	2,114,063	1,657,419
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$35.06	$28.26	$27.22	$25.95	$25.25	$21.44	$18.78	$17.47	$15.55	$12.24
Value at end of period	$33.98	$35.06	$28.26	$27.22	$25.95	$25.25	$21.44	$18.78	$17.47	$15.55
Number of accumulation units outstanding at end of period	891,499	1,045,249	1,340,989	1,519,675	1,806,889	2,192,686	2,525,466	2,790,056	2,982,767	2,798,687
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$24.69	$18.40	$18.66	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54
Value at end of period	$21.09	$24.69	$18.40	$18.66	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73
Number of accumulation units outstanding at end of period	686,612	807,076	883,783	1,216,762	1,205,566	1,469,568	1,279,009	1,397,045	1,420,560	1,635,220
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$99.15	$87.37	$82.00	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06
Value at end of period	$98.26	$99.15	$87.37	$82.00	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07
Number of accumulation units outstanding at end of period	3,009,879	3,519,909	4,380,841	4,905,548	5,469,024	6,127,711	6,556,997	7,077,206	7,593,076	8,156,298
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$58.41	$50.96	$43.51	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17
Value at end of period	$52.22	$58.41	$50.96	$43.51	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32
Number of accumulation units outstanding at end of period	815,375	958,143	1,314,400	1,493,918	1,766,295	2,183,982	2,465,852	2,820,631	3,008,352	3,153,961

Access	CFI 5

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.27	$16.95	$16.97	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78
Value at end of period	$21.66	$22.27	$16.95	$16.97	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13
Number of accumulation units outstanding at end of period	1,530,857	1,644,216	1,963,161	2,549,469	2,394,002	2,453,514	2,352,194	1,806,950	1,929,680	1,909,257
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.83	$14.93	$14.86	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99
Value at end of period	$15.94	$18.83	$14.93	$14.86	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19
Number of accumulation units outstanding at end of period	827,949	875,910	1,015,936	1,199,390	1,221,192	1,258,845	1,385,641	1,461,019	1,599,392	1,998,238
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$13.05	$10.85	$10.83	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44
Value at end of period	$10.92	$13.05	$10.85	$10.83	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67
Number of accumulation units outstanding at end of period	3,379,309	3,817,589	5,129,382	6,092,607	6,958,530	7,818,813	8,618,254	2,688,868	2,992,773	2,884,425
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$35.23	$30.22	$27.64	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88
Value at end of period	$29.75	$35.23	$30.22	$27.64	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71
Number of accumulation units outstanding at end of period	406,133	484,774	655,387	816,077	984,423	1,092,286	1,218,937	1,363,264	1,606,338	1,694,621

Separate Account Annual Charges of 1.45%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$13.43	$11.98	$11.71	$12.01	$11.95	$10.60	$9.78	$10.30	$9.52	$7.99
Value at end of period	$12.23	$13.43	$11.98	$11.71	$12.01	$11.95	$10.60	$9.78	$10.30	$9.52
Number of accumulation units outstanding at end of period	562,388	654,069	1,064,718	1,538,404	1,953,606	2,064,329	2,222,715	2,844,719	3,582,001	3,478,113
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$39.40	$35.07	$26.81	$29.04	$28.59	$21.65	$19.74	$21.34	$17.12	$13.90
Value at end of period	$31.77	$39.40	$35.07	$26.81	$29.04	$28.59	$21.65	$19.74	$21.34	$17.12
Number of accumulation units outstanding at end of period	132,186	143,036	223,190	288,185	352,191	481,241	585,451	662,341	745,402	862,023
PROFUND VP BULL
Value at beginning of period	$16.56	$14.08	$13.03	$13.28	$12.09	$9.45	$8.42	$8.55	$7.70	$6.29
Value at end of period	$15.32	$16.56	$14.08	$13.03	$13.28	$12.09	$9.45	$8.42	$8.55	$7.70
Number of accumulation units outstanding at end of period	44,145	49,570	64,579	83,082	90,996	146,571	176,369	229,572	349,659	384,448
PROFUND VP EUROPE 30
Value at beginning of period	$11.57	$9.81	$9.23	$10.51	$11.68	$9.74	$8.48	$9.44	$9.33	$7.16
Value at end of period	$9.79	$11.57	$9.81	$9.23	$10.51	$11.68	$9.74	$8.48	$9.44	$9.33
Number of accumulation units outstanding at end of period	17,695	20,021	33,185	36,599	40,732	55,207	76,226	95,230	115,157	137,957
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.75	$2.02	$2.16	$2.22	$3.23	$2.82	$3.07	$4.99	$6.03	$4.63
Value at end of period	$1.80	$1.75	$2.02	$2.16	$2.22	$3.23	$2.82	$3.07	$4.99	$6.03
Number of accumulation units outstanding at end of period	22,703	28,051	31,278	43,869	68,213	91,758	126,120	142,733	153,552	178,986
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.72	$8.78	$8.90	$9.46	$10.63	$8.60	$7.16	$8.79	$9.81	$9.75
Value at end of period	$8.82	$10.72	$8.78	$8.90	$9.46	$10.63	$8.60	$7.16	$8.79	$9.81
Number of accumulation units outstanding at end of period	30,927	34,784	42,277	93,147	61,821	35,123	37,879	25,121	22,581	4,083
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.49	$11.26	$11.62	$12.70	$13.84	$11.81	$10.40	$11.01	$10.26	$10.08
Value at end of period	$11.40	$13.49	$11.26	$11.62	$12.70	$13.84	$11.81	$10.40	$11.01	$10.26
Number of accumulation units outstanding at end of period	3,195	3,247	6,307	8,474	5,081	7,532	2,241	7,398	4,702	6,842
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.30	$10.11	$9.70	$10.10	$9.77	$8.72	$7.69	$8.12	$7.78	$6.08
Value at end of period	$11.02	$12.30	$10.11	$9.70	$10.10	$9.77	$8.72	$7.69	$8.12	$7.78
Number of accumulation units outstanding at end of period	554,554	653,357	977,460	1,290,353	179,450	222,338	240,900	261,667	333,061	577,217
Access	CFI 6

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.00	$9.08	$8.74	$9.45
Value at end of period	$9.82	$11.00	$9.08	$8.74
Number of accumulation units outstanding at end of period	64,176	82,511	130,686	179,247
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2013)
Value at beginning of period	$11.98	$10.61	$10.11	$10.65	$10.40	$9.93
Value at end of period	$10.92	$11.98	$10.61	$10.11	$10.65	$10.40
Number of accumulation units outstanding at end of period	155,397	173,478	307,560	415,380	485,855	1,534
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$14.93	$15.09	$15.30	$15.52	$15.75	$15.97	$16.21	$16.44	$16.68	$16.88
Value at end of period	$14.92	$14.93	$15.09	$15.30	$15.52	$15.75	$15.97	$16.21	$16.44	$16.68
Number of accumulation units outstanding at end of period	895,228	920,240	1,182,481	1,642,900	2,155,791	2,960,758	3,221,646	4,121,705	4,765,149	7,031,809
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.59	$15.75	$14.63	$15.12	$13.92	$10.86	$9.56	$9.99
Value at end of period	$17.43	$18.59	$15.75	$14.63	$15.12	$13.92	$10.86	$9.56
Number of accumulation units outstanding at end of period	1,279,735	1,412,749	1,935,972	2,357,589	2,891,838	3,836,159	4,707,103	5,571,491
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.92	$14.30	$13.26	$13.68	$12.57	$9.78	$8.60	$8.77	$7.82	$6.10
Value at end of period	$15.89	$16.92	$14.30	$13.26	$13.68	$12.57	$9.78	$8.60	$8.77	$7.82
Number of accumulation units outstanding at end of period	1,323,498	1,513,248	2,189,006	2,823,985	3,452,928	4,473,075	5,894,655	7,309,908	5,553,955	6,354,228
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$18.97	$13.82	$13.60	$14.57	$14.29	$13.97	$11.04	$13.73	$12.96	$9.99
Value at end of period	$16.54	$18.97	$13.82	$13.60	$14.57	$14.29	$13.97	$11.04	$13.73	$12.96
Number of accumulation units outstanding at end of period	15,489	17,290	40,489	76,400	50,885	93,168	118,685	110,735	166,799	104,665
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.99	$20.05	$17.76	$18.39	$18.44	$17.72	$15.77	$15.32	$13.61	$9.24
Value at end of period	$20.02	$20.99	$20.05	$17.76	$18.39	$18.44	$17.72	$15.77	$15.32	$13.61
Number of accumulation units outstanding at end of period	561,593	664,016	904,379	1,012,788	1,280,544	1,665,298	2,184,092	2,491,020	2,933,389	3,043,266
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$20.92	$17.08	$15.76	$15.89	$14.20	$10.86	$9.66	$9.83	$8.78	$7.24
Value at end of period	$19.17	$20.92	$17.08	$15.76	$15.89	$14.20	$10.86	$9.66	$9.83	$8.78
Number of accumulation units outstanding at end of period	266,720	158,038	236,651	282,722	318,348	423,824	651,811	715,155	884,341	938,032
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$29.69	$26.60	$22.90	$23.73	$22.03	$16.65	$14.39	$14.81	$12.36	$9.54
Value at end of period	$25.01	$29.69	$26.60	$22.90	$23.73	$22.03	$16.65	$14.39	$14.81	$12.36
Number of accumulation units outstanding at end of period	102,758	112,236	130,443	145,186	171,063	223,131	281,879	324,303	401,903	504,402
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$29.46	$27.27	$21.79	$22.90	$22.08	$15.75	$14.25	$14.60	$12.10	$9.86
Value at end of period	$25.37	$29.46	$27.27	$21.79	$22.90	$22.08	$15.75	$14.25	$14.60	$12.10
Number of accumulation units outstanding at end of period	48,911	51,878	70,817	83,770	101,167	139,132	177,088	214,788	286,449	340,526
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.19	$15.68	$15.27	$15.46	$14.73	$15.00	$13.96	$13.20	$12.23	$11.15
Value at end of period	$15.83	$16.19	$15.68	$15.27	$15.46	$14.73	$15.00	$13.96	$13.20	$12.23
Number of accumulation units outstanding at end of period	2,388,871	2,733,337	3,628,894	4,519,633	5,528,408	1,551,460	1,883,109	2,424,393	2,524,418	2,778,230
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.40	$9.31	$9.42	$9.69	$10.56
Value at end of period	$9.65	$11.40	$9.31	$9.42	$9.69
Number of accumulation units outstanding at end of period	1,113,579	1,261,216	1,720,549	2,191,357	2,741,578
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$10.65	$8.68	$8.76	$8.98	$9.71	$8.14	$6.97	$8.08	$7.62	$6.06
Value at end of period	$9.04	$10.65	$8.68	$8.76	$8.98	$9.71	$8.14	$6.97	$8.08	$7.62
Number of accumulation units outstanding at end of period	48,011	58,240	82,645	116,289	157,000	300,509	234,663	222,875	692,293	588,677

Access	CFI 7

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$15.58	$12.61	$12.43	$11.41	$12.24	$9.95	$9.39	$11.04	$9.86	$9.78
Value at end of period	$13.08	$15.58	$12.61	$12.43	$11.41	$12.24	$9.95	$9.39	$11.04	$9.86
Number of accumulation units outstanding at end of period	10,524	14,209	29,511	35,359	13,570	29,519	8,760	13,788	143,529	465
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$19.91	$15.66	$15.37	$14.76	$13.25	$10.32	$10.27
Value at end of period	$19.21	$19.91	$15.66	$15.37	$14.76	$13.25	$10.32
Number of accumulation units outstanding at end of period	2,112,114	2,393,623	3,272,877	4,067,317	4,989,819	6,510,996	8,011,707
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.82	$24.95	$24.42	$23.35	$20.90	$16.24	$13.98	$13.88	$12.33	$8.78
Value at end of period	$30.82	$31.82	$24.95	$24.42	$23.35	$20.90	$16.24	$13.98	$13.88	$12.33
Number of accumulation units outstanding at end of period	1,224,977	1,483,134	2,025,521	2,572,012	3,274,957	1,462,907	963,656	1,126,811	595,332	487,747
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.50	$16.58	$14.81	$15.77	$14.58	$11.32	$10.05	$10.05
Value at end of period	$16.78	$18.50	$16.58	$14.81	$15.77	$14.58	$11.32	$10.05
Number of accumulation units outstanding at end of period	1,396,821	1,643,998	2,300,260	2,960,695	3,499,609	2,959,548	608,917	698,403
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$22.07	$22.13	$22.17	$22.37	$22.55	$22.72	$22.71	$22.78	$22.41	$21.22
Value at end of period	$21.99	$22.07	$22.13	$22.17	$22.37	$22.55	$22.72	$22.71	$22.78	$22.41
Number of accumulation units outstanding at end of period	93,330	108,889	135,345	157,286	202,777	255,577	332,285	452,611	632,793	818,082
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$22.79	$18.53	$17.57	$17.79	$16.63	$12.81	$11.41	$11.67	$9.11	$6.56
Value at end of period	$20.73	$22.79	$18.53	$17.57	$17.79	$16.63	$12.81	$11.41	$11.67	$9.11
Number of accumulation units outstanding at end of period	1,641,360	1,892,356	1,076,825	1,343,608	1,628,870	2,202,017	2,238,891	2,735,925	3,660,850	3,762,445
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.20	$10.55	$10.22	$10.46	$10.02	$9.74	$9.16	$8.84	$8.31	$8.25
Value at end of period	$10.74	$11.20	$10.55	$10.22	$10.46	$10.02	$9.74	$9.16	$8.84	$8.31
Number of accumulation units outstanding at end of period	628,155	691,960	901,433	972,338	1,015,999	1,484,592	2,511,509	2,424,076	2,284,321	1,878,967
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.92	$13.85	$13.09	$13.56	$13.07	$11.17	$10.04	$10.31	$9.37	$9.22
Value at end of period	$14.52	$15.92	$13.85	$13.09	$13.56	$13.07	$11.17	$10.04	$10.31	$9.37
Number of accumulation units outstanding at end of period	3,009,091	3,326,906	4,351,205	5,677,271	6,905,816	8,311,637	9,179,579	10,424,293	11,613,550	12,837,062
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.65	$13.86	$13.17	$13.57	$13.03	$11.43	$10.39	$10.54	$9.63	$9.49
Value at end of period	$14.45	$15.65	$13.86	$13.17	$13.57	$13.03	$11.43	$10.39	$10.54	$9.63
Number of accumulation units outstanding at end of period	2,199,812	2,560,615	3,291,083	4,086,775	4,720,734	5,882,523	6,458,891	7,416,905	8,432,784	9,436,744
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.59	$13.24	$12.70	$13.09	$12.62	$11.64	$10.71	$10.64	$9.86	$9.75
Value at end of period	$13.65	$14.59	$13.24	$12.70	$13.09	$12.62	$11.64	$10.71	$10.64	$9.86
Number of accumulation units outstanding at end of period	1,571,205	1,787,135	2,479,170	3,020,673	3,504,660	4,251,012	4,795,887	5,638,396	5,981,284	6,824,537
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$33.45	$25.92	$24.74	$23.38	$21.04	$16.21	$14.40	$14.06	$12.68	$10.27
Value at end of period	$32.57	$33.45	$25.92	$24.74	$23.38	$21.04	$16.21	$14.40	$14.06	$12.68
Number of accumulation units outstanding at end of period	339,006	373,132	525,759	619,236	719,090	895,848	1,037,401	1,193,971	1,210,244	1,395,258

Access	CFI 8

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.59	$16.26	$14.90	$14.85	$13.38	$10.30	$9.07	$9.01	$8.16	$6.71
Value at end of period	$18.59	$19.59	$16.26	$14.90	$14.85	$13.38	$10.30	$9.07	$9.01	$8.16
Number of accumulation units outstanding at end of period	644,757	778,203	1,205,545	1,507,125	1,691,723	1,932,569	2,420,201	2,812,730	4,030,871	5,261,284
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$26.72	$23.95	$21.08	$22.22	$20.10	$15.51	$13.58	$13.70	$12.51	$10.35
Value at end of period	$24.53	$26.72	$23.95	$21.08	$22.22	$20.10	$15.51	$13.58	$13.70	$12.51
Number of accumulation units outstanding at end of period	218,141	268,800	372,502	483,403	104,122	125,461	166,446	166,253	175,163	61,958
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$32.46	$26.48	$25.16	$25.73	$23.50	$17.68	$15.53	$16.11	$12.99	$10.40
Value at end of period	$30.27	$32.46	$26.48	$25.16	$25.73	$23.50	$17.68	$15.53	$16.11	$12.99
Number of accumulation units outstanding at end of period	234,820	259,582	347,394	456,080	465,659	588,443	707,299	887,614	1,117,706	1,349,863
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.82	$17.95	$16.10	$16.85	$15.21	$11.53	$10.02	$10.39	$8.44	$6.13
Value at end of period	$18.55	$20.82	$17.95	$16.10	$16.85	$15.21	$11.53	$10.02	$10.39	$8.44
Number of accumulation units outstanding at end of period	177,145	184,589	317,957	342,779	424,483	401,310	352,708	441,768	667,996	567,439
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.52	$18.27	$15.34	$16.35	$15.85	$11.62	$10.18	$10.78	$8.68	$6.97
Value at end of period	$17.91	$20.52	$18.27	$15.34	$16.35	$15.85	$11.62	$10.18	$10.78	$8.68
Number of accumulation units outstanding at end of period	192,434	225,008	334,998	394,050	469,219	744,447	662,815	832,166	1,415,119	1,266,182
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$19.14	$16.40	$14.71	$15.10	$14.54	$10.64	$9.39	$9.48	$7.28	$5.65
Value at end of period	$15.83	$19.14	$16.40	$14.71	$15.10	$14.54	$10.64	$9.39	$9.48	$7.28
Number of accumulation units outstanding at end of period	208,203	249,032	320,707	403,774	459,652	582,841	695,269	806,024	964,109	1,126,157
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$21.89	$20.01	$16.35	$16.77	$16.01	$11.83	$10.50	$10.95	$8.96	$7.15
Value at end of period	$18.11	$21.89	$20.01	$16.35	$16.77	$16.01	$11.83	$10.50	$10.95	$8.96
Number of accumulation units outstanding at end of period	75,817	86,148	125,505	159,039	168,456	242,690	246,640	301,151	435,427	436,482
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.69	$10.04	$9.60	$10.03
Value at end of period	$10.47	$11.69	$10.04	$9.60
Number of accumulation units outstanding at end of period	494,757	592,446	691,825	782,725
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.93	$11.76	$11.69	$11.86	$11.41	$11.91	$11.67	$11.07	$10.61	$10.20
Value at end of period	$11.69	$11.93	$11.76	$11.69	$11.86	$11.41	$11.91	$11.67	$11.07	$10.61
Number of accumulation units outstanding at end of period	289,574	376,513	622,060	696,107	656,966	672,358	1,166,878	1,615,557	1,016,026	1,320,634
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$25.79	$20.41	$19.66	$21.01	$20.43	$14.93	$12.66	$12.57	$10.08	$7.56
Value at end of period	$24.93	$25.79	$20.41	$19.66	$21.01	$20.43	$14.93	$12.66	$12.57	$10.08
Number of accumulation units outstanding at end of period	268,401	304,082	369,854	468,510	649,922	924,338	846,060	1,007,997	1,011,816	1,123,724
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.46	$11.34	$11.11	$11.57	$11.45	$12.73	$12.15	$11.00	$10.58	$9.92
Value at end of period	$11.06	$11.46	$11.34	$11.11	$11.57	$11.45	$12.73	$12.15	$11.00	$10.58
Number of accumulation units outstanding at end of period	359,838	279,027	380,686	452,576	494,309	809,299	1,661,316	1,786,974	1,086,065	908,377
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$15.01	$13.78	$13.90	$14.35	$12.79	$12.51	$10.10	$10.83	$9.47	$7.20
Value at end of period	$13.50	$15.01	$13.78	$13.90	$14.35	$12.79	$12.51	$10.10	$10.83	$9.47
Number of accumulation units outstanding at end of period	64,182	74,258	98,113	130,411	164,320	200,092	265,526	331,412	393,756	503,512
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$113.51	$109.50	$106.59	$105.06	$82.08	$81.61	$71.67	$66.42	$52.66	$39.32
Value at end of period	$103.30	$113.51	$109.50	$106.59	$105.06	$82.08	$81.61	$71.67	$66.42	$52.66
Number of accumulation units outstanding at end of period	80,902	93,584	126,724	159,663	193,312	258,685	327,757	390,039	492,690	598,470
Access	CFI 9

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$19.52	$16.29	$15.25	$15.03	$13.52	$10.18	$9.20	$9.79	$8.87	$6.84
Value at end of period	$17.51	$19.52	$16.29	$15.25	$15.03	$13.52	$10.18	$9.20	$9.79	$8.87
Number of accumulation units outstanding at end of period	157,763	186,272	267,827	385,227	480,581	436,661	490,049	575,208	622,915	673,194
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.62	$17.95	$14.72	$15.39	$14.97	$10.85	$9.64	$10.05	$8.14	$6.63
Value at end of period	$15.90	$19.62	$17.95	$14.72	$15.39	$14.97	$10.85	$9.64	$10.05	$8.14
Number of accumulation units outstanding at end of period	62,761	70,066	98,334	128,489	151,763	200,359	247,389	302,379	391,648	562,710
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.73	$15.39	$13.50	$14.63	$14.14	$12.51	$11.27	$11.16	$10.02	$7.70
Value at end of period	$15.66	$16.73	$15.39	$13.50	$14.63	$14.14	$12.51	$11.27	$11.16	$10.02
Number of accumulation units outstanding at end of period	364,836	450,304	649,296	866,893	1,150,591	1,295,543	1,391,383	1,455,775	1,463,809	1,751,595
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.79	$21.37	$18.41	$19.87	$18.47	$13.89	$11.87	$12.31	$10.85	$8.56
Value at end of period	$21.40	$24.79	$21.37	$18.41	$19.87	$18.47	$13.89	$11.87	$12.31	$10.85
Number of accumulation units outstanding at end of period	104,664	122,719	181,982	249,779	295,167	350,202	268,299	355,315	412,903	304,404
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$20.72	$19.01	$16.77	$17.42	$16.26	$13.24	$11.94	$12.28	$11.12	$9.22
Value at end of period	$18.44	$20.72	$19.01	$16.77	$17.42	$16.26	$13.24	$11.94	$12.28	$11.12
Number of accumulation units outstanding at end of period	926,052	1,106,840	1,560,215	2,006,471	2,548,610	508,036	521,622	590,503	765,973	864,371
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.95	$11.89	$10.51	$10.93	$10.23
Value at end of period	$11.51	$12.95	$11.89	$10.51	$10.93
Number of accumulation units outstanding at end of period	424,726	484,788	612,249	795,929	937,902
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$57.49	$51.22	$43.33	$45.30	$41.74	$31.64	$28.02	$29.06	$26.21	$21.46
Value at end of period	$48.96	$57.49	$51.22	$43.33	$45.30	$41.74	$31.64	$28.02	$29.06	$26.21
Number of accumulation units outstanding at end of period	191,589	221,829	298,844	376,141	463,258	602,131	709,660	892,020	1,110,882	1,374,453
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.70	$19.65	$17.66	$21.28	$21.39	$23.03	$19.62	$24.36	$20.55	$12.15
Value at end of period	$22.72	$27.70	$19.65	$17.66	$21.28	$21.39	$23.03	$19.62	$24.36	$20.55
Number of accumulation units outstanding at end of period	304,504	346,448	447,846	559,873	669,759	952,323	1,199,195	1,355,402	1,650,884	2,201,064
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$36.10	$32.21	$28.50	$29.82	$26.31	$20.30	$17.16	$17.10	$14.10	$11.40
Value at end of period	$31.24	$36.10	$32.21	$28.50	$29.82	$26.31	$20.30	$17.16	$17.10	$14.11
Number of accumulation units outstanding at end of period	68,471	80,425	115,678	164,697	211,446	340,044	323,908	246,210	286,692	161,752
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$34.14	$29.98	$25.02	$26.36	$24.68	$18.03	$15.41	$15.85	$12.69	$10.11
Value at end of period	$30.11	$34.14	$29.98	$25.02	$26.36	$24.68	$18.03	$15.41	$15.85	$12.69
Number of accumulation units outstanding at end of period	257,953	296,576	412,576	539,081	620,030	883,036	972,834	1,125,310	1,465,971	1,196,490
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$34.78	$28.05	$27.03	$25.79	$25.10	$21.33	$18.69	$17.39	$15.49	$12.20
Value at end of period	$33.70	$34.78	$28.05	$27.03	$25.79	$25.10	$21.33	$18.69	$17.39	$15.49
Number of accumulation units outstanding at end of period	234,062	260,136	379,843	444,955	516,372	657,998	797,870	900,513	1,120,563	1,119,057
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$28.01	$20.88	$21.19	$20.71	$20.58	$16.47	$13.77	$15.25	$13.36	$9.73
Value at end of period	$23.91	$28.01	$20.88	$21.19	$20.71	$20.58	$16.47	$13.77	$15.25	$13.36
Number of accumulation units outstanding at end of period	109,310	124,811	123,016	223,188	169,403	176,008	161,063	194,956	174,331	212,511
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$97.58	$86.02	$80.78	$77.90	$70.48	$58.52	$51.87	$51.16	$45.52	$34.67
Value at end of period	$96.65	$97.58	$86.02	$80.78	$77.90	$70.48	$58.52	$51.87	$51.16	$45.52
Number of accumulation units outstanding at end of period	588,199	701,059	984,553	1,216,076	1,429,747	1,857,652	2,216,025	2,647,508	3,275,890	3,886,619
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$57.48	$50.18	$42.87	$46.72	$44.12	$34.51	$29.87	$30.58	$27.00	$21.92
Value at end of period	$51.36	$57.48	$50.18	$42.87	$46.72	$44.12	$34.51	$29.87	$30.58	$27.00
Number of accumulation units outstanding at end of period	394,566	445,864	684,568	829,045	998,913	1,276,446	1,533,522	1,894,792	2,201,856	2,517,735

Access	CFI 10

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.15	$16.86	$16.90	$15.51	$14.52	$10.61	$9.07	$9.33	$8.12	$5.78
Value at end of period	$21.53	$22.15	$16.86	$16.90	$15.51	$14.52	$10.61	$9.07	$9.33	$8.12
Number of accumulation units outstanding at end of period	390,540	432,559	484,836	701,819	636,610	763,626	752,802	460,502	470,209	703,913
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.71	$14.85	$14.78	$15.14	$15.54	$13.79	$11.78	$13.64	$12.16	$8.97
Value at end of period	$15.83	$18.71	$14.85	$14.78	$15.14	$15.54	$13.79	$11.78	$13.64	$12.16
Number of accumulation units outstanding at end of period	209,346	237,722	298,090	413,670	411,984	556,772	668,373	772,576	908,034	1,045,341
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.97	$10.79	$10.77	$11.34	$12.35	$10.45	$8.94	$10.33	$9.65	$7.43
Value at end of period	$10.85	$12.97	$10.79	$10.77	$11.34	$12.35	$10.45	$8.94	$10.33	$9.65
Number of accumulation units outstanding at end of period	716,822	777,257	1,087,258	1,480,818	1,705,553	2,286,338	2,630,314	719,050	1,151,323	1,511,460
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$34.74	$29.82	$27.28	$29.95	$31.25	$24.28	$20.23	$21.77	$20.50	$15.73
Value at end of period	$29.32	$34.74	$29.82	$27.28	$29.95	$31.25	$24.28	$20.23	$21.77	$20.50
Number of accumulation units outstanding at end of period	218,847	242,191	349,030	447,571	521,559	670,692	812,061	996,405	1,229,607	1,427,683

Separate Account Annual Charges of 1.55%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$13.30	$11.88	$11.62	$11.92	$11.88	$10.55	$9.74	$10.27	$9.50	$7.98
Value at end of period	$12.10	$13.30	$11.88	$11.62	$11.92	$11.88	$10.55	$9.74	$10.27	$9.50
Number of accumulation units outstanding at end of period	2,307,210	2,729,177	3,422,555	4,130,167	5,354,288	5,616,905	5,426,192	6,268,257	6,150,538	5,374,596
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$38.82	$34.59	$26.47	$28.70	$28.29	$21.43	$19.57	$21.18	$17.01	$13.82
Value at end of period	$31.27	$38.82	$34.59	$26.47	$28.70	$28.29	$21.43	$19.57	$21.18	$17.01
Number of accumulation units outstanding at end of period	73,330	82,266	140,866	178,809	222,656	266,090	308,082	339,946	390,405	436,197
PROFUND VP BULL
Value at beginning of period	$16.28	$13.86	$12.84	$13.10	$11.94	$9.34	$8.33	$8.46	$7.64	$6.24
Value at end of period	$15.04	$16.28	$13.86	$12.84	$13.10	$11.94	$9.34	$8.33	$8.46	$7.64
Number of accumulation units outstanding at end of period	11,287	11,413	14,357	16,300	17,517	22,658	30,083	33,539	45,340	51,804
PROFUND VP EUROPE 30
Value at beginning of period	$11.38	$9.65	$9.10	$10.37	$11.53	$9.63	$8.39	$9.35	$9.25	$7.10
Value at end of period	$9.62	$11.38	$9.65	$9.10	$10.37	$11.53	$9.63	$8.39	$9.35	$9.25
Number of accumulation units outstanding at end of period	2,829	3,221	5,865	8,635	11,666	15,516	17,514	21,957	24,560	34,981
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.72	$1.99	$2.13	$2.20	$3.20	$2.79	$3.05	$4.95	$5.99	$4.60
Value at end of period	$1.77	$1.72	$1.99	$2.13	$2.20	$3.20	$2.79	$3.05	$4.95	$5.99
Number of accumulation units outstanding at end of period	91,151	93,196	132,958	141,169	162,333	160,479	177,074	170,453	189,111	208,414
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.63	$8.72	$8.84	$9.42	$10.59	$8.57	$7.15	$8.77	$9.81	$9.71
Value at end of period	$8.74	$10.63	$8.72	$8.84	$9.42	$10.59	$8.57	$7.15	$8.77	$9.81
Number of accumulation units outstanding at end of period	134,257	192,161	184,448	261,037	235,932	235,984	146,141	38,211	17,995	1,961
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.38	$11.18	$11.54	$12.64	$13.78	$11.78	$10.38	$11.00	$10.26	$10.08
Value at end of period	$11.29	$13.38	$11.18	$11.54	$12.64	$13.78	$11.78	$10.38	$11.00	$10.26
Number of accumulation units outstanding at end of period	28,519	35,658	30,062	36,699	40,495	37,398	18,969	16,012	16,699	5,356

Access	CFI 11

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.18	$10.02	$9.63	$10.02	$9.71	$8.68	$7.66	$8.09	$7.76	$6.07
Value at end of period	$10.90	$12.18	$10.02	$9.63	$10.02	$9.71	$8.68	$7.66	$8.09	$7.76
Number of accumulation units outstanding at end of period	2,230,809	2,567,991	3,543,436	4,266,371	975,294	1,120,106	1,217,735	1,363,797	1,538,407	1,771,924
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.97	$9.06	$8.73	$9.45
Value at end of period	$9.79	$10.97	$9.06	$8.73
Number of accumulation units outstanding at end of period	230,246	197,654	298,916	651,763
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.92	$10.57	$10.08	$10.63	$10.40	$10.14
Value at end of period	$10.86	$11.92	$10.57	$10.08	$10.63	$10.40
Number of accumulation units outstanding at end of period	428,544	474,717	735,307	922,911	1,091,687	143,304
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$14.57	$14.74	$14.95	$15.19	$15.42	$15.66	$15.91	$16.16	$16.41	$16.61
Value at end of period	$14.54	$14.57	$14.74	$14.95	$15.19	$15.42	$15.66	$15.91	$16.16	$16.41
Number of accumulation units outstanding at end of period	1,660,948	1,815,860	3,193,577	3,247,100	3,770,641	3,899,713	4,509,255	6,569,786	5,366,980	6,925,003
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.46	$15.65	$14.55	$15.06	$13.88	$10.83	$9.55	$9.99
Value at end of period	$17.29	$18.46	$15.65	$14.55	$15.06	$13.88	$10.83	$9.55
Number of accumulation units outstanding at end of period	2,861,091	3,201,778	4,443,552	5,361,077	6,213,501	7,258,644	8,070,041	8,647,939
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.75	$14.17	$13.15	$13.58	$12.49	$9.73	$8.56	$8.74	$7.80	$6.09
Value at end of period	$15.71	$16.75	$14.17	$13.15	$13.58	$12.49	$9.73	$8.56	$8.74	$7.80
Number of accumulation units outstanding at end of period	1,246,805	1,451,931	2,064,122	2,487,712	2,990,699	3,517,921	3,912,778	4,432,990	2,208,411	2,466,114
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$18.81	$13.71	$13.51	$14.48	$14.22	$13.91	$11.01	$13.71	$12.95	$9.99
Value at end of period	$16.38	$18.81	$13.71	$13.51	$14.48	$14.22	$13.91	$11.01	$13.71	$12.95
Number of accumulation units outstanding at end of period	104,779	142,159	163,169	201,723	246,381	223,717	319,776	340,434	384,994	241,620
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.70	$19.80	$17.55	$18.19	$18.26	$17.56	$15.64	$15.22	$13.53	$9.20
Value at end of period	$19.73	$20.70	$19.80	$17.55	$18.19	$18.26	$17.56	$15.64	$15.22	$13.53
Number of accumulation units outstanding at end of period	869,434	1,213,512	1,598,461	1,475,671	1,846,888	2,275,773	2,171,409	2,042,969	2,059,551	1,781,395
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$20.58	$16.81	$15.53	$15.67	$14.02	$10.73	$9.56	$9.74	$8.71	$7.19
Value at end of period	$18.83	$20.58	$16.81	$15.53	$15.67	$14.02	$10.73	$9.56	$9.74	$8.71
Number of accumulation units outstanding at end of period	268,103	174,450	252,503	276,691	351,353	420,962	557,532	604,682	647,790	705,055
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$25.85	$23.17	$19.98	$20.72	$19.25	$14.57	$12.61	$12.98	$10.85	$8.38
Value at end of period	$21.75	$25.85	$23.17	$19.98	$20.72	$19.25	$14.57	$12.61	$12.98	$10.85
Number of accumulation units outstanding at end of period	165,577	186,572	293,519	345,279	441,525	523,334	593,513	638,560	702,179	793,765
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$24.61	$22.81	$18.24	$19.19	$18.52	$13.22	$11.98	$12.29	$10.19	$8.31
Value at end of period	$21.17	$24.61	$22.81	$18.24	$19.19	$18.52	$13.22	$11.98	$12.29	$10.19
Number of accumulation units outstanding at end of period	137,369	153,397	221,172	258,846	337,671	391,901	439,286	476,731	519,025	583,023
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.94	$15.45	$15.06	$15.26	$14.56	$14.84	$13.82	$13.08	$12.13	$11.08
Value at end of period	$15.56	$15.94	$15.45	$15.06	$15.26	$14.56	$14.84	$13.82	$13.08	$12.13
Number of accumulation units outstanding at end of period	9,372,489	10,832,880	12,972,369	15,324,188	17,034,078	6,617,969	6,205,520	6,827,350	7,515,594	7,582,620
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.35	$9.29	$9.40	$9.68	$10.34
Value at end of period	$9.60	$11.35	$9.29	$9.40	$9.68
Number of accumulation units outstanding at end of period	3,261,577	3,709,729	5,091,355	6,089,661	7,136,762
Access	CFI 12

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$10.54	$8.60	$8.69	$8.92	$9.66	$8.10	$6.94	$8.06	$7.60	$6.06
Value at end of period	$8.94	$10.54	$8.60	$8.69	$8.92	$9.66	$8.10	$6.94	$8.06	$7.60
Number of accumulation units outstanding at end of period	133,788	152,773	216,743	273,814	329,682	567,181	331,557	313,062	667,677	780,457
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.45	$12.51	$12.35	$11.35	$12.19	$9.92	$9.37	$11.03	$9.86	$9.88
Value at end of period	$12.95	$15.45	$12.51	$12.35	$11.35	$12.19	$9.92	$9.37	$11.03	$9.86
Number of accumulation units outstanding at end of period	41,357	69,739	77,457	227,030	74,304	91,062	31,605	281,365	37,653	1,762
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$19.79	$15.58	$15.32	$14.72	$13.22	$10.31	$10.27
Value at end of period	$19.08	$19.79	$15.58	$15.32	$14.72	$13.22	$10.31
Number of accumulation units outstanding at end of period	4,272,611	5,031,248	7,197,079	8,759,490	10,508,888	12,273,822	13,411,304
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.39	$24.63	$24.13	$23.10	$20.70	$16.09	$13.88	$13.78	$12.25	$8.74
Value at end of period	$30.36	$31.39	$24.63	$24.13	$23.10	$20.70	$16.09	$13.88	$13.78	$12.25
Number of accumulation units outstanding at end of period	2,826,365	3,381,545	4,856,950	5,808,182	7,003,062	3,763,478	905,337	993,020	710,705	734,625
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.37	$16.48	$14.74	$15.70	$14.54	$11.30	$10.04	$10.05
Value at end of period	$16.64	$18.37	$16.48	$14.74	$15.70	$14.54	$11.30	$10.04
Number of accumulation units outstanding at end of period	2,570,275	3,065,381	4,326,324	5,415,720	5,604,722	2,877,955	340,097	302,100
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$21.50	$21.58	$21.64	$21.86	$22.05	$22.24	$22.26	$22.35	$22.01	$20.86
Value at end of period	$21.39	$21.50	$21.58	$21.64	$21.86	$22.05	$22.24	$22.26	$22.35	$22.01
Number of accumulation units outstanding at end of period	93,573	126,050	143,656	160,903	192,554	225,856	270,146	308,130	364,324	451,036
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$22.41	$18.24	$17.31	$17.54	$16.41	$12.66	$11.29	$11.56	$9.03	$6.51
Value at end of period	$20.36	$22.41	$18.24	$17.31	$17.54	$16.41	$12.66	$11.29	$11.56	$9.03
Number of accumulation units outstanding at end of period	2,663,789	3,135,965	1,954,083	2,504,710	2,690,937	3,124,364	2,506,150	2,718,315	2,982,870	3,271,761
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.11	$10.47	$10.16	$10.40	$9.98	$9.71	$9.14	$8.83	$8.31	$8.25
Value at end of period	$10.64	$11.11	$10.47	$10.16	$10.40	$9.98	$9.71	$9.14	$8.83	$8.31
Number of accumulation units outstanding at end of period	1,626,969	1,737,990	2,112,137	2,383,264	2,840,656	3,467,598	4,849,138	4,199,403	3,445,032	2,936,003
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.79	$13.75	$13.01	$13.49	$13.01	$11.14	$10.01	$10.30	$9.37	$9.22
Value at end of period	$14.38	$15.79	$13.75	$13.01	$13.49	$13.01	$11.14	$10.01	$10.30	$9.37
Number of accumulation units outstanding at end of period	13,128,617	15,104,139	20,464,188	24,415,302	28,729,038	32,690,127	34,865,974	37,773,447	40,492,715	44,077,032
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.52	$13.76	$13.08	$13.50	$12.98	$11.39	$10.37	$10.52	$9.63	$9.49
Value at end of period	$14.31	$15.52	$13.76	$13.08	$13.50	$12.98	$11.39	$10.37	$10.52	$9.63
Number of accumulation units outstanding at end of period	7,772,015	8,641,159	11,476,568	13,903,081	16,072,864	18,422,570	19,744,287	21,149,319	22,990,155	25,122,621
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.47	$13.14	$12.62	$13.02	$12.57	$11.60	$10.69	$10.63	$9.86	$9.75
Value at end of period	$13.52	$14.47	$13.14	$12.62	$13.02	$12.57	$11.60	$10.69	$10.63	$9.86
Number of accumulation units outstanding at end of period	4,498,399	5,211,546	6,468,772	7,755,326	9,017,630	10,095,024	10,690,851	12,059,152	12,371,740	13,291,121

Access	CFI 13

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$33.16	$25.72	$24.57	$23.25	$20.94	$16.15	$14.36	$14.04	$12.68	$10.20
Value at end of period	$32.25	$33.16	$25.72	$24.57	$23.25	$20.94	$16.15	$14.36	$14.04	$12.68
Number of accumulation units outstanding at end of period	455,126	450,100	572,517	705,871	748,523	459,818	494,495	302,868	253,938	271,573
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.40	$16.11	$14.78	$14.75	$13.30	$10.25	$9.04	$8.99	$8.15	$6.70
Value at end of period	$18.39	$19.40	$16.11	$14.78	$14.75	$13.30	$10.25	$9.04	$8.99	$8.15
Number of accumulation units outstanding at end of period	1,773,210	2,135,989	2,855,803	3,162,422	3,761,472	3,931,171	4,012,506	4,354,219	5,375,801	5,953,643
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$26.48	$23.76	$20.93	$22.10	$20.00	$15.45	$13.54	$13.67	$12.50	$10.59
Value at end of period	$24.29	$26.48	$23.76	$20.93	$22.10	$20.00	$15.45	$13.54	$13.67	$12.50
Number of accumulation units outstanding at end of period	367,054	425,658	587,660	635,055	338,942	268,240	239,511	223,897	170,983	59,990
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$32.17	$26.28	$24.99	$25.58	$23.39	$17.61	$15.49	$16.08	$12.98	$10.40
Value at end of period	$29.97	$32.17	$26.28	$24.99	$25.58	$23.39	$17.61	$15.49	$16.08	$12.98
Number of accumulation units outstanding at end of period	619,762	771,383	929,625	1,113,322	1,265,911	1,345,610	1,459,171	1,615,359	1,976,186	2,056,517
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.61	$17.79	$15.98	$16.74	$15.12	$11.47	$9.99	$10.36	$8.42	$6.12
Value at end of period	$18.35	$20.61	$17.79	$15.98	$16.74	$15.12	$11.47	$9.99	$10.36	$8.42
Number of accumulation units outstanding at end of period	553,433	625,893	1,077,389	839,340	1,290,495	1,164,137	720,547	750,481	1,182,184	826,408
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.32	$18.10	$15.22	$16.24	$15.76	$11.57	$10.14	$10.75	$8.66	$6.96
Value at end of period	$17.71	$20.32	$18.10	$15.22	$16.24	$15.76	$11.57	$10.14	$10.75	$8.66
Number of accumulation units outstanding at end of period	467,988	527,921	689,092	954,985	912,122	1,454,537	887,425	895,974	1,667,335	949,289
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$18.82	$16.14	$14.49	$14.89	$14.36	$10.51	$9.29	$9.39	$7.22	$5.61
Value at end of period	$15.55	$18.82	$16.14	$14.49	$14.89	$14.36	$10.51	$9.29	$9.39	$7.22
Number of accumulation units outstanding at end of period	45,285	52,374	72,229	83,691	115,103	132,518	148,942	169,269	196,789	217,723
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$21.68	$19.84	$16.23	$16.65	$15.92	$11.77	$10.46	$10.92	$8.95	$7.14
Value at end of period	$17.92	$21.68	$19.84	$16.23	$16.65	$15.92	$11.77	$10.46	$10.92	$8.95
Number of accumulation units outstanding at end of period	306,289	342,474	648,867	554,499	525,700	485,570	446,247	527,871	579,000	634,300
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.66	$10.03	$9.59	$10.03
Value at end of period	$10.43	$11.66	$10.03	$9.59
Number of accumulation units outstanding at end of period	2,877,794	3,236,353	3,867,937	4,495,179
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.81	$11.66	$11.60	$11.78	$11.34	$11.85	$11.62	$11.04	$10.59	$10.19
Value at end of period	$11.56	$11.81	$11.66	$11.60	$11.78	$11.34	$11.85	$11.62	$11.04	$10.59
Number of accumulation units outstanding at end of period	968,920	1,168,450	1,591,509	1,872,977	1,402,091	1,281,753	1,814,026	2,150,527	1,334,264	1,500,270
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$25.46	$20.17	$19.45	$20.80	$20.25	$14.81	$12.57	$12.49	$10.03	$7.54
Value at end of period	$24.59	$25.46	$20.17	$19.45	$20.80	$20.25	$14.81	$12.57	$12.49	$10.03
Number of accumulation units outstanding at end of period	888,149	1,008,842	1,392,087	1,653,197	1,912,671	2,388,971	2,279,955	2,421,462	2,432,509	2,345,939
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.36	$11.26	$11.03	$11.51	$11.40	$12.68	$12.11	$10.98	$10.57	$9.89
Value at end of period	$10.95	$11.36	$11.26	$11.03	$11.51	$11.40	$12.68	$12.11	$10.98	$10.57
Number of accumulation units outstanding at end of period	726,887	739,361	998,350	1,141,934	1,404,837	1,724,643	4,022,879	2,955,636	1,170,759	851,377

Access	CFI 14

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$14.83	$13.64	$13.76	$14.22	$12.69	$12.43	$10.05	$10.77	$9.43	$7.18
Value at end of period	$13.33	$14.83	$13.64	$13.76	$14.22	$12.69	$12.43	$10.05	$10.77	$9.43
Number of accumulation units outstanding at end of period	314,990	364,973	487,243	569,195	662,560	768,231	863,255	969,147	1,095,177	1,244,389
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$110.39	$106.60	$103.86	$102.48	$80.15	$79.76	$70.13	$65.05	$51.63	$38.59
Value at end of period	$100.36	$110.39	$106.60	$103.86	$102.48	$80.15	$79.76	$70.13	$65.05	$51.63
Number of accumulation units outstanding at end of period	88,374	103,822	148,101	192,708	230,992	287,952	312,800	360,742	424,192	497,924
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$19.29	$16.11	$15.09	$14.89	$13.41	$10.11	$9.14	$9.74	$8.83	$6.82
Value at end of period	$17.28	$19.29	$16.11	$15.09	$14.89	$13.41	$10.11	$9.14	$9.74	$8.83
Number of accumulation units outstanding at end of period	764,862	920,239	1,306,840	1,669,097	1,818,040	1,717,969	1,821,960	1,898,291	2,217,712	2,116,674
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.39	$17.75	$14.58	$15.26	$14.85	$10.78	$9.59	$10.01	$8.11	$6.61
Value at end of period	$15.70	$19.39	$17.75	$14.58	$15.26	$14.85	$10.78	$9.59	$10.01	$8.11
Number of accumulation units outstanding at end of period	292,380	328,731	496,344	595,926	683,347	795,635	903,195	991,485	1,117,333	1,318,915
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.53	$15.22	$13.36	$14.50	$14.03	$12.43	$11.21	$11.11	$9.98	$7.68
Value at end of period	$15.46	$16.53	$15.22	$13.36	$14.50	$14.03	$12.43	$11.21	$11.11	$9.98
Number of accumulation units outstanding at end of period	1,059,565	1,479,492	1,885,148	2,203,972	2,865,915	2,813,187	2,862,155	2,799,708	2,754,551	2,779,793
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.40	$21.06	$18.16	$19.62	$18.26	$13.74	$11.76	$12.20	$10.76	$8.50
Value at end of period	$21.04	$24.40	$21.06	$18.16	$19.62	$18.26	$13.74	$11.76	$12.20	$10.76
Number of accumulation units outstanding at end of period	381,759	419,465	651,619	731,638	1,016,602	948,040	815,825	847,673	839,486	896,353
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$20.46	$18.78	$16.59	$17.25	$16.12	$13.14	$11.86	$12.21	$11.07	$9.19
Value at end of period	$18.19	$20.46	$18.78	$16.59	$17.25	$16.12	$13.14	$11.86	$12.21	$11.07
Number of accumulation units outstanding at end of period	1,607,071	1,948,535	2,505,450	3,212,172	3,720,437	878,412	726,990	795,736	858,504	916,529
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.90	$11.86	$10.49	$10.92	$10.13
Value at end of period	$11.45	$12.90	$11.86	$10.49	$10.92
Number of accumulation units outstanding at end of period	1,245,134	1,727,380	1,894,874	2,123,967	2,385,480
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$56.17	$50.09	$42.43	$44.40	$40.95	$31.07	$27.55	$28.60	$25.82	$21.16
Value at end of period	$47.79	$56.17	$50.09	$42.43	$44.40	$40.95	$31.07	$27.55	$28.60	$25.82
Number of accumulation units outstanding at end of period	667,898	814,737	1,150,908	1,220,170	1,511,929	1,785,140	1,801,828	1,976,047	2,293,500	2,632,002
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.15	$19.28	$17.34	$20.92	$21.05	$22.69	$19.35	$24.04	$20.30	$12.02
Value at end of period	$22.25	$27.15	$19.28	$17.34	$20.92	$21.05	$22.69	$19.35	$24.04	$20.30
Number of accumulation units outstanding at end of period	1,100,266	1,191,491	1,487,212	1,737,218	2,005,917	2,471,939	2,427,330	2,514,898	2,700,954	3,369,046
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$21.66	$19.35	$17.13	$17.95	$15.85	$12.24	$10.36	$10.34	$8.54	$6.90
Value at end of period	$18.73	$21.66	$19.35	$17.13	$17.95	$15.85	$12.24	$10.36	$10.34	$8.54
Number of accumulation units outstanding at end of period	277,377	324,226	486,379	653,026	798,745	1,176,720	871,968	628,779	635,346	334,741
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.61	$29.54	$24.67	$26.02	$24.39	$17.83	$15.26	$15.71	$12.59	$10.04
Value at end of period	$29.60	$33.61	$29.54	$24.67	$26.02	$24.39	$17.83	$15.26	$15.71	$12.59
Number of accumulation units outstanding at end of period	527,289	500,845	733,933	770,594	840,260	1,006,482	834,365	1,344,449	1,345,723	674,535
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$34.24	$27.64	$26.66	$25.46	$24.80	$21.10	$18.51	$17.24	$15.37	$12.11
Value at end of period	$33.13	$34.24	$27.64	$26.66	$25.46	$24.80	$21.10	$18.51	$17.24	$15.37
Number of accumulation units outstanding at end of period	525,812	546,471	810,541	1,134,669	1,121,739	1,290,847	1,257,087	1,167,129	1,415,808	1,168,866
Access	CFI 15

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$24.22	$18.07	$18.36	$17.96	$17.87	$14.31	$11.98	$13.28	$11.65	$8.49
Value at end of period	$20.65	$24.22	$18.07	$18.36	$17.96	$17.87	$14.31	$11.98	$13.28	$11.65
Number of accumulation units outstanding at end of period	412,640	594,957	466,980	742,470	589,862	629,222	598,783	663,516	662,061	726,173
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$94.89	$83.74	$78.72	$75.99	$68.82	$57.20	$50.75	$50.10	$44.63	$34.02
Value at end of period	$93.90	$94.89	$83.74	$78.72	$75.99	$68.82	$57.20	$50.75	$50.10	$44.63
Number of accumulation units outstanding at end of period	1,417,294	1,635,820	2,217,269	2,555,692	2,896,799	3,145,485	3,241,919	3,524,504	3,920,389	4,481,696
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$55.90	$48.85	$41.77	$45.57	$43.08	$33.73	$29.23	$29.95	$26.47	$21.51
Value at end of period	$49.90	$55.90	$48.85	$41.77	$45.57	$43.08	$33.73	$29.23	$29.95	$26.47
Number of accumulation units outstanding at end of period	452,323	583,647	785,962	895,305	1,070,633	1,200,426	1,347,904	1,582,040	1,584,809	1,703,061
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.91	$16.70	$16.75	$15.39	$14.42	$10.54	$9.03	$9.29	$8.10	$5.77
Value at end of period	$21.28	$21.91	$16.70	$16.75	$15.39	$14.42	$10.54	$9.03	$9.29	$8.10
Number of accumulation units outstanding at end of period	1,033,336	1,018,907	1,076,185	1,797,254	1,420,621	1,930,895	1,198,570	872,881	812,616	1,055,201
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.47	$14.67	$14.62	$15.00	$15.40	$13.68	$11.70	$13.56	$12.11	$8.94
Value at end of period	$15.62	$18.47	$14.67	$14.62	$15.00	$15.40	$13.68	$11.70	$13.56	$12.11
Number of accumulation units outstanding at end of period	422,732	485,629	545,859	595,577	667,601	614,747	648,987	735,904	806,375	989,793
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.82	$10.67	$10.67	$11.24	$12.26	$10.38	$8.89	$10.28	$9.62	$7.41
Value at end of period	$10.71	$12.82	$10.67	$10.67	$11.24	$12.26	$10.38	$8.89	$10.28	$9.62
Number of accumulation units outstanding at end of period	1,635,399	1,865,838	2,583,749	3,047,766	3,421,474	3,963,770	4,063,495	1,453,310	2,184,953	2,166,834
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$33.91	$29.13	$26.69	$29.32	$30.63	$23.82	$19.87	$21.41	$20.18	$15.49
Value at end of period	$28.59	$33.91	$29.13	$26.69	$29.32	$30.63	$23.82	$19.87	$21.41	$20.18
Number of accumulation units outstanding at end of period	336,068	407,613	541,429	662,141	782,241	979,350	942,257	1,060,965	1,248,029	1,571,331

Separate Account Annual Charges of 1.60%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$13.23	$11.82	$11.58	$11.88	$11.85	$10.52	$9.73	$10.26	$9.50	$7.98
Value at end of period	$12.03	$13.23	$11.82	$11.58	$11.88	$11.85	$10.52	$9.73	$10.26	$9.50
Number of accumulation units outstanding at end of period	285,130	279,480	269,633	320,507	429,232	395,520	352,464	419,831	347,523	326,433
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$38.53	$34.35	$26.30	$28.53	$28.13	$21.33	$19.48	$21.09	$16.95	$13.78
Value at end of period	$31.02	$38.53	$34.35	$26.30	$28.53	$28.13	$21.33	$19.48	$21.09	$16.95
Number of accumulation units outstanding at end of period	6,062	9,919	12,532	13,098	14,282	20,304	23,462	24,589	29,597	41,700
PROFUND VP BULL
Value at beginning of period	$16.15	$13.75	$12.74	$13.01	$11.86	$9.29	$8.29	$8.42	$7.60	$6.21
Value at end of period	$14.91	$16.15	$13.75	$12.74	$13.01	$11.86	$9.29	$8.29	$8.42	$7.60
Number of accumulation units outstanding at end of period	2,328	2,505	2,621	2,720	3,240	3,402	3,734	4,522	4,952	6,595
PROFUND VP EUROPE 30
Value at beginning of period	$11.28	$9.58	$9.03	$10.30	$11.45	$9.57	$8.34	$9.30	$9.21	$7.08
Value at end of period	$9.53	$11.28	$9.58	$9.03	$10.30	$11.45	$9.57	$8.34	$9.30	$9.21
Number of accumulation units outstanding at end of period	2,409	2,736	2,759	2,785	2,999	3,366	5,905	6,360	5,732	6,504
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.71	$1.97	$2.12	$2.19	$3.18	$2.78	$3.03	$4.93	$5.97	$4.59
Value at end of period	$1.75	$1.71	$1.97	$2.12	$2.19	$3.18	$2.78	$3.03	$4.93	$5.97
Number of accumulation units outstanding at end of period	3,972	3,842	8,714	9,513	16,833	26,019	30,599	30,361	30,303	42,687

Access	CFI 16

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.58	$8.68	$8.81	$9.39	$10.56	$8.56	$7.14	$8.77	$9.81	$10.14
Value at end of period	$8.70	$10.58	$8.68	$8.81	$9.39	$10.56	$8.56	$7.14	$8.77	$9.81
Number of accumulation units outstanding at end of period	37,724	61,260	42,312	51,967	72,980	64,442	922	667	3,350	1,521
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.32	$11.13	$11.51	$12.60	$13.75	$11.76	$10.37	$10.99	$9.85
Value at end of period	$11.24	$13.32	$11.13	$11.51	$12.60	$13.75	$11.76	$10.37	$10.99
Number of accumulation units outstanding at end of period	2,246	2,260	2,748	2,765	2,845	2,551	2,550	2,551	311
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.12	$9.98	$9.59	$9.99	$9.68	$8.66	$7.64	$8.08	$7.76	$6.07
Value at end of period	$10.84	$12.12	$9.98	$9.59	$9.99	$9.68	$8.66	$7.64	$8.08	$7.76
Number of accumulation units outstanding at end of period	107,130	119,032	208,277	250,359	22,784	14,437	16,509	18,347	20,710	15,510
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.96	$9.06	$8.73	$9.45
Value at end of period	$9.77	$10.96	$9.06	$8.73
Number of accumulation units outstanding at end of period	13,538	17,753	19,121	25,629
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.89	$10.55	$10.06	$10.62	$10.38
Value at end of period	$10.83	$11.89	$10.55	$10.06	$10.62
Number of accumulation units outstanding at end of period	20,704	34,788	67,956	75,987	78,100
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$14.29	$14.46	$14.68	$14.92	$15.16	$15.40	$15.65	$15.90	$16.16	$16.37
Value at end of period	$14.25	$14.29	$14.46	$14.68	$14.92	$15.16	$15.40	$15.65	$15.90	$16.16
Number of accumulation units outstanding at end of period	432,591	497,372	685,385	733,349	869,225	810,678	655,567	799,161	997,898	1,514,943
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.40	$15.61	$14.52	$15.03	$13.86	$10.82	$9.55	$9.99
Value at end of period	$17.22	$18.40	$15.61	$14.52	$15.03	$13.86	$10.82	$9.55
Number of accumulation units outstanding at end of period	959,276	1,230,689	1,413,069	1,589,133	1,747,300	2,008,039	2,188,275	2,305,404
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.66	$14.10	$13.09	$13.53	$12.45	$9.71	$8.54	$8.73	$7.79	$6.09
Value at end of period	$15.63	$16.66	$14.10	$13.09	$13.53	$12.45	$9.71	$8.54	$8.73	$7.79
Number of accumulation units outstanding at end of period	390,394	477,458	543,100	616,963	787,545	915,288	1,044,290	1,162,482	910,183	1,146,210
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$18.72	$13.66	$13.46	$14.44	$14.19	$13.89	$10.99	$13.70	$12.94	$10.19
Value at end of period	$16.30	$18.72	$13.66	$13.46	$14.44	$14.19	$13.89	$10.99	$13.70	$12.94
Number of accumulation units outstanding at end of period	1,478	6,668	7,598	8,588	8,828	13,406	13,652	13,168	17,904	6,043
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.56	$19.67	$17.44	$18.09	$18.17	$17.48	$15.58	$15.17	$13.49	$9.18
Value at end of period	$19.58	$20.56	$19.67	$17.44	$18.09	$18.17	$17.48	$15.58	$15.17	$13.49
Number of accumulation units outstanding at end of period	203,759	267,985	272,594	296,680	356,379	398,854	440,590	422,854	439,023	459,467
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$20.41	$16.68	$15.41	$15.57	$13.93	$10.67	$9.51	$9.69	$8.67	$7.16
Value at end of period	$18.67	$20.41	$16.68	$15.41	$15.57	$13.93	$10.67	$9.51	$9.69	$8.67
Number of accumulation units outstanding at end of period	142,275	169,424	211,333	239,996	287,146	315,535	337,653	454,000	531,146	617,261
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$28.96	$25.98	$22.40	$23.25	$21.61	$16.36	$14.17	$14.60	$12.20	$9.43
Value at end of period	$24.36	$28.96	$25.98	$22.40	$23.25	$21.61	$16.36	$14.17	$14.60	$12.20
Number of accumulation units outstanding at end of period	82,688	97,979	116,999	133,249	147,892	161,691	175,500	218,220	236,175	279,709
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$28.73	$26.64	$21.31	$22.44	$21.67	$15.48	$14.02	$14.39	$11.94	$9.75
Value at end of period	$24.70	$28.73	$26.64	$21.31	$22.44	$21.67	$15.48	$14.02	$14.39	$11.94
Number of accumulation units outstanding at end of period	87,722	97,407	117,722	134,011	153,927	184,727	195,244	203,976	199,705	228,207

Access	CFI 17

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.81	$15.33	$14.96	$15.16	$14.47	$14.76	$13.75	$13.03	$12.09	$11.04
Value at end of period	$15.43	$15.81	$15.33	$14.96	$15.16	$14.47	$14.76	$13.75	$13.03	$12.09
Number of accumulation units outstanding at end of period	1,325,902	1,523,266	1,708,377	2,144,543	2,300,652	893,958	960,196	1,003,083	1,186,881	1,335,700
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.33	$9.27	$9.39	$9.68	$10.54
Value at end of period	$9.58	$11.33	$9.27	$9.39	$9.68
Number of accumulation units outstanding at end of period	740,561	947,174	1,244,922	1,336,475	1,405,396
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$10.49	$8.56	$8.65	$8.89	$9.63	$8.08	$6.93	$8.04	$7.60	$6.06
Value at end of period	$8.89	$10.49	$8.56	$8.65	$8.89	$9.63	$8.08	$6.93	$8.04	$7.60
Number of accumulation units outstanding at end of period	19,342	27,345	29,595	38,329	46,897	72,664	68,215	68,421	71,550	78,838
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.39	$12.47	$12.31	$11.32	$12.16	$9.91	$9.36	$11.02	$10.70
Value at end of period	$12.89	$15.39	$12.47	$12.31	$11.32	$12.16	$9.91	$9.36	$11.02
Number of accumulation units outstanding at end of period	4,745	1,666	3,660	1,549	2,363	1,793	1,291	1,215	1,032
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$19.74	$15.55	$15.29	$14.70	$13.21	$10.31	$9.93
Value at end of period	$19.02	$19.74	$15.55	$15.29	$14.70	$13.21	$10.31
Number of accumulation units outstanding at end of period	998,010	1,336,646	1,560,347	1,737,405	1,996,555	2,202,145	2,458,455
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.17	$24.47	$23.99	$22.97	$20.60	$16.02	$13.82	$13.74	$12.22	$8.72
Value at end of period	$30.14	$31.17	$24.47	$23.99	$22.97	$20.60	$16.02	$13.82	$13.74	$12.22
Number of accumulation units outstanding at end of period	493,461	601,384	745,069	854,537	1,061,906	589,155	60,637	61,615	35,638	37,366
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.31	$16.43	$14.70	$15.67	$14.52	$11.29	$10.03	$10.05
Value at end of period	$16.57	$18.31	$16.43	$14.70	$15.67	$14.52	$11.29	$10.03
Number of accumulation units outstanding at end of period	527,097	619,720	726,400	851,698	706,422	495,542	129,986	126,840
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$21.12	$21.21	$21.28	$21.51	$21.71	$21.91	$21.93	$22.03	$21.71	$20.59
Value at end of period	$21.01	$21.12	$21.21	$21.28	$21.51	$21.71	$21.91	$21.93	$22.03	$21.71
Number of accumulation units outstanding at end of period	24,356	27,421	31,219	33,912	38,275	42,354	57,062	70,897	85,517	106,623
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$22.22	$18.10	$17.19	$17.42	$16.31	$12.59	$11.23	$11.50	$8.99	$6.48
Value at end of period	$20.18	$22.22	$18.10	$17.19	$17.42	$16.31	$12.59	$11.23	$11.50	$8.99
Number of accumulation units outstanding at end of period	470,448	549,337	251,622	273,737	294,238	372,752	406,341	483,353	593,833	713,721
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.06	$10.43	$10.13	$10.38	$9.96	$9.70	$9.13	$8.82	$8.31	$8.25
Value at end of period	$10.59	$11.06	$10.43	$10.13	$10.38	$9.96	$9.70	$9.13	$8.82	$8.31
Number of accumulation units outstanding at end of period	1,392,326	1,399,235	1,352,632	1,318,965	1,319,158	1,239,747	1,105,614	964,148	885,375	739,059
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.73	$13.70	$12.97	$13.46	$12.98	$11.12	$10.00	$10.29	$9.37	$9.21
Value at end of period	$14.32	$15.73	$13.70	$12.97	$13.46	$12.98	$11.12	$10.00	$10.29	$9.37
Number of accumulation units outstanding at end of period	2,347,676	2,856,965	3,368,435	3,706,323	4,158,169	4,143,122	4,102,883	4,201,720	4,415,858	5,062,790
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.45	$13.71	$13.04	$13.47	$12.95	$11.37	$10.36	$10.52	$9.63	$9.49
Value at end of period	$14.25	$15.45	$13.71	$13.04	$13.47	$12.95	$11.37	$10.36	$10.52	$9.63
Number of accumulation units outstanding at end of period	2,928,843	3,352,860	3,877,185	4,427,182	4,912,462	4,794,534	5,057,836	5,025,261	5,211,377	5,736,069
Access	CFI 18

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.41	$13.09	$12.58	$12.99	$12.54	$11.58	$10.68	$10.62	$9.86	$9.75
Value at end of period	$13.46	$14.41	$13.09	$12.58	$12.99	$12.54	$11.58	$10.68	$10.62	$9.86
Number of accumulation units outstanding at end of period	1,554,114	1,941,910	2,166,351	2,467,671	2,873,313	3,146,972	3,312,064	3,183,151	3,370,579	3,745,706
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$33.01	$25.62	$24.49	$23.18	$20.89	$16.12	$14.34	$14.02	$12.67	$10.84
Value at end of period	$32.09	$33.01	$25.62	$24.49	$23.18	$20.89	$16.12	$14.34	$14.02	$12.67
Number of accumulation units outstanding at end of period	77,948	69,048	68,463	73,651	70,648	66,050	75,065	75,829	72,870	91,763
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.30	$16.04	$14.72	$14.70	$13.27	$10.23	$9.02	$8.97	$8.14	$6.70
Value at end of period	$18.29	$19.30	$16.04	$14.72	$14.70	$13.27	$10.23	$9.02	$8.97	$8.14
Number of accumulation units outstanding at end of period	210,428	245,354	283,805	320,412	379,217	422,836	496,271	580,695	646,133	781,916
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.37	$23.67	$20.86	$22.03	$19.95	$15.42	$13.52	$13.66	$12.49	$10.64
Value at end of period	$24.17	$26.37	$23.67	$20.86	$22.03	$19.95	$15.42	$13.52	$13.66	$12.49
Number of accumulation units outstanding at end of period	152,803	196,585	216,720	254,886	117,576	114,425	115,699	115,336	97,961	113,909
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$32.03	$26.18	$24.90	$25.51	$23.33	$17.58	$15.47	$16.07	$12.98	$10.79
Value at end of period	$29.83	$32.03	$26.18	$24.90	$25.51	$23.33	$17.58	$15.47	$16.07	$12.98
Number of accumulation units outstanding at end of period	92,326	93,308	110,129	129,003	131,816	156,291	163,478	209,927	245,450	289,667
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.51	$17.71	$15.91	$16.68	$15.08	$11.44	$9.97	$10.34	$8.42	$6.12
Value at end of period	$18.25	$20.51	$17.71	$15.91	$16.68	$15.08	$11.44	$9.97	$10.34	$8.42
Number of accumulation units outstanding at end of period	80,227	95,893	103,398	89,968	93,175	83,477	72,432	71,697	79,361	61,243
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.21	$18.02	$15.16	$16.18	$15.71	$11.54	$10.12	$10.74	$8.66	$6.96
Value at end of period	$17.62	$20.21	$18.02	$15.16	$16.18	$15.71	$11.54	$10.12	$10.74	$8.66
Number of accumulation units outstanding at end of period	91,651	83,477	90,262	77,861	76,571	98,712	78,181	92,229	105,578	93,601
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$18.66	$16.01	$14.39	$14.79	$14.26	$10.45	$9.24	$9.34	$7.19	$5.59
Value at end of period	$15.41	$18.66	$16.01	$14.39	$14.79	$14.26	$10.45	$9.24	$9.34	$7.19
Number of accumulation units outstanding at end of period	10,162	16,580	18,522	19,837	34,295	40,785	41,091	46,628	58,239	71,603
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$21.57	$19.75	$16.16	$16.60	$15.87	$11.74	$10.44	$10.91	$8.94	$7.14
Value at end of period	$17.82	$21.57	$19.75	$16.16	$16.60	$15.87	$11.74	$10.44	$10.91	$8.94
Number of accumulation units outstanding at end of period	12,858	28,103	30,992	43,376	25,452	26,499	27,590	27,099	30,272	12,035
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.65	$10.02	$9.59	$10.03
Value at end of period	$10.41	$11.65	$10.02	$9.59
Number of accumulation units outstanding at end of period	213,991	268,810	322,836	370,299
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.76	$11.60	$11.55	$11.74	$11.31	$11.83	$11.60	$11.02	$10.58	$10.19
Value at end of period	$11.50	$11.76	$11.60	$11.55	$11.74	$11.31	$11.83	$11.60	$11.02	$10.58
Number of accumulation units outstanding at end of period	121,116	119,283	137,407	128,109	127,407	147,043	128,879	160,460	159,269	186,314
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$25.29	$20.05	$19.34	$20.70	$20.16	$14.75	$12.53	$12.46	$10.01	$7.52
Value at end of period	$24.41	$25.29	$20.05	$19.34	$20.70	$20.16	$14.75	$12.53	$12.46	$10.01
Number of accumulation units outstanding at end of period	121,269	162,281	186,872	201,257	204,633	230,921	218,449	223,538	229,055	259,385

Access	CFI 19

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.31	$11.21	$11.00	$11.47	$11.37	$12.66	$12.10	$10.97	$10.57	$9.92
Value at end of period	$10.90	$11.31	$11.21	$11.00	$11.47	$11.37	$12.66	$12.10	$10.97	$10.57
Number of accumulation units outstanding at end of period	122,433	122,468	154,273	181,141	172,026	186,965	278,414	205,515	147,367	79,940
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$14.75	$13.56	$13.70	$14.16	$12.64	$12.38	$10.02	$10.75	$9.42	$7.17
Value at end of period	$13.24	$14.75	$13.56	$13.70	$14.16	$12.64	$12.38	$10.02	$10.75	$9.42
Number of accumulation units outstanding at end of period	26,734	34,218	41,303	55,814	65,927	71,097	74,542	82,093	85,135	100,391
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$108.62	$104.94	$102.30	$100.99	$79.02	$78.69	$69.21	$64.23	$51.01	$38.14
Value at end of period	$98.70	$108.62	$104.94	$102.30	$100.99	$79.02	$78.69	$69.21	$64.23	$51.01
Number of accumulation units outstanding at end of period	13,797	17,187	22,999	27,326	32,174	39,998	40,959	52,619	62,970	77,637
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$19.17	$16.02	$15.02	$14.82	$13.35	$10.07	$9.12	$9.72	$8.81	$6.80
Value at end of period	$17.16	$19.17	$16.02	$15.02	$14.82	$13.35	$10.07	$9.12	$9.72	$8.81
Number of accumulation units outstanding at end of period	167,520	225,568	279,447	342,874	367,439	333,037	367,344	409,116	419,286	434,528
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.27	$17.66	$14.51	$15.19	$14.79	$10.74	$9.56	$9.98	$8.10	$6.60
Value at end of period	$15.60	$19.27	$17.66	$14.51	$15.19	$14.79	$10.74	$9.56	$9.98	$8.10
Number of accumulation units outstanding at end of period	29,579	38,701	61,037	88,556	98,412	99,477	83,282	81,680	86,749	113,611
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.44	$15.14	$13.30	$14.44	$13.97	$12.38	$11.18	$11.08	$9.97	$7.67
Value at end of period	$15.36	$16.44	$15.14	$13.30	$14.44	$13.97	$12.38	$11.18	$11.08	$9.97
Number of accumulation units outstanding at end of period	463,375	505,931	547,404	604,536	653,028	559,783	579,648	577,973	621,023	649,792
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.20	$20.90	$18.03	$19.49	$18.15	$13.66	$11.70	$12.14	$10.72	$8.48
Value at end of period	$20.86	$24.20	$20.90	$18.03	$19.49	$18.15	$13.66	$11.70	$12.14	$10.72
Number of accumulation units outstanding at end of period	97,362	116,177	137,491	157,359	165,564	183,902	208,290	179,158	180,459	191,338
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$20.32	$18.67	$16.50	$17.16	$16.05	$13.08	$11.82	$12.17	$11.04	$9.17
Value at end of period	$18.06	$20.32	$18.67	$16.50	$17.16	$16.05	$13.08	$11.82	$12.17	$11.04
Number of accumulation units outstanding at end of period	346,528	437,203	503,766	589,704	682,175	175,474	159,971	162,093	194,468	226,148
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$12.87	$11.84	$10.48	$10.91	$10.24
Value at end of period	$11.42	$12.87	$11.84	$10.48	$10.91
Number of accumulation units outstanding at end of period	171,580	171,665	187,150	187,351	164,365
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$55.40	$49.44	$41.89	$43.86	$40.48	$30.72	$27.26	$28.31	$25.57	$20.97
Value at end of period	$47.11	$55.40	$49.44	$41.89	$43.86	$40.48	$30.72	$27.26	$28.31	$25.57
Number of accumulation units outstanding at end of period	52,208	68,633	71,489	82,644	101,210	115,335	134,684	163,462	201,782	244,106
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.88	$19.10	$17.18	$20.74	$20.88	$22.51	$19.21	$23.89	$20.18	$11.95
Value at end of period	$22.01	$26.88	$19.10	$17.18	$20.74	$20.88	$22.51	$19.21	$23.89	$20.18
Number of accumulation units outstanding at end of period	116,486	105,570	119,392	136,695	161,971	178,180	187,587	202,006	252,008	320,772
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$35.25	$31.50	$27.91	$29.25	$25.85	$19.97	$16.91	$16.88	$13.95	$11.28
Value at end of period	$30.46	$35.25	$31.50	$27.91	$29.25	$25.85	$19.97	$16.91	$16.88	$13.95
Number of accumulation units outstanding at end of period	40,014	44,904	54,170	71,501	85,553	126,178	123,639	110,798	100,099	86,334
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.34	$29.32	$24.50	$25.85	$24.25	$17.73	$15.18	$15.64	$12.54	$10.01
Value at end of period	$29.35	$33.34	$29.32	$24.50	$25.85	$24.25	$17.73	$15.18	$15.64	$12.54
Number of accumulation units outstanding at end of period	99,898	114,726	132,910	145,166	156,195	147,793	153,516	132,828	159,111	148,286

Access	CFI 20

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$33.96	$27.43	$26.47	$25.29	$24.66	$20.98	$18.42	$17.16	$15.31	$12.07
Value at end of period	$32.85	$33.96	$27.43	$26.47	$25.29	$24.66	$20.98	$18.42	$17.16	$15.31
Number of accumulation units outstanding at end of period	66,885	77,218	81,785	92,307	93,574	99,043	105,926	96,489	116,230	118,308
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$27.35	$20.42	$20.76	$20.31	$20.22	$16.20	$13.57	$15.05	$13.21	$9.63
Value at end of period	$23.31	$27.35	$20.42	$20.76	$20.31	$20.22	$16.20	$13.57	$15.05	$13.21
Number of accumulation units outstanding at end of period	86,301	89,149	100,709	116,315	112,103	110,747	116,165	108,607	110,603	140,376
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$93.37	$82.44	$77.54	$74.89	$67.85	$56.43	$50.09	$49.48	$44.09	$33.63
Value at end of period	$92.34	$93.37	$82.44	$77.54	$74.89	$67.85	$56.43	$50.09	$49.48	$44.09
Number of accumulation units outstanding at end of period	218,581	263,271	304,051	306,295	326,755	361,853	363,874	390,353	437,278	520,599
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$55.01	$48.09	$41.14	$44.91	$42.48	$33.27	$28.85	$29.58	$26.15	$21.26
Value at end of period	$49.07	$55.01	$48.09	$41.14	$44.91	$42.48	$33.27	$28.85	$29.58	$26.15
Number of accumulation units outstanding at end of period	90,718	108,416	128,789	142,927	164,369	191,147	202,343	210,870	227,814	267,381
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.79	$16.62	$16.68	$15.33	$14.37	$10.51	$9.01	$9.28	$8.09	$5.76
Value at end of period	$21.15	$21.79	$16.62	$16.68	$15.33	$14.37	$10.51	$9.01	$9.28	$8.09
Number of accumulation units outstanding at end of period	86,954	84,223	77,626	102,280	121,659	117,577	120,638	84,576	94,269	134,530
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.35	$14.58	$14.55	$14.92	$15.33	$13.63	$11.66	$13.52	$12.08	$8.92
Value at end of period	$15.51	$18.35	$14.58	$14.55	$14.92	$15.33	$13.63	$11.66	$13.52	$12.08
Number of accumulation units outstanding at end of period	65,543	77,234	118,163	101,563	113,135	116,159	117,200	149,496	123,173	149,242
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.75	$10.62	$10.62	$11.19	$12.21	$10.34	$8.86	$10.26	$9.60	$7.40
Value at end of period	$10.64	$12.75	$10.62	$10.62	$11.19	$12.21	$10.34	$8.86	$10.26	$9.60
Number of accumulation units outstanding at end of period	311,163	357,966	397,639	446,599	499,316	569,831	564,949	176,179	185,124	191,585
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$33.43	$28.74	$26.34	$28.95	$30.26	$23.54	$19.65	$21.18	$19.97	$15.34
Value at end of period	$28.18	$33.43	$28.74	$26.34	$28.95	$30.26	$23.54	$19.65	$21.18	$19.97
Number of accumulation units outstanding at end of period	70,271	87,225	102,219	115,618	130,921	177,401	184,193	212,918	258,876	308,065

Separate Account Annual Charges of 1.70%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$13.10	$11.72	$11.49	$11.80	$11.78	$10.47	$9.69	$10.23	$9.48	$7.97
Value at end of period	$11.90	$13.10	$11.72	$11.49	$11.80	$11.78	$10.47	$9.69	$10.23	$9.48
Number of accumulation units outstanding at end of period	1,751,829	1,976,925	2,193,052	2,655,356	3,108,101	3,256,569	3,455,651	3,693,381	3,721,600	3,117,544
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$37.96	$33.88	$25.96	$28.19	$27.83	$21.12	$19.31	$20.93	$16.84	$13.70
Value at end of period	$30.53	$37.96	$33.88	$25.96	$28.19	$27.83	$21.12	$19.31	$20.93	$16.84
Number of accumulation units outstanding at end of period	79,467	93,758	128,293	153,618	183,209	227,775	260,586	292,377	346,007	381,207
PROFUND VP BULL
Value at beginning of period	$15.88	$13.53	$12.55	$12.83	$11.71	$9.18	$8.20	$8.34	$7.54	$6.17
Value at end of period	$14.65	$15.88	$13.53	$12.55	$12.83	$11.71	$9.18	$8.20	$8.34	$7.54
Number of accumulation units outstanding at end of period	42,576	42,929	43,264	45,196	48,903	53,031	71,796	79,497	83,068	90,391
PROFUND VP EUROPE 30
Value at beginning of period	$11.09	$9.43	$8.90	$10.15	$11.31	$9.46	$8.25	$9.21	$9.13	$7.02
Value at end of period	$9.36	$11.09	$9.43	$8.90	$10.15	$11.31	$9.46	$8.25	$9.21	$9.13
Number of accumulation units outstanding at end of period	4,501	4,985	7,264	9,603	11,507	44,266	64,168	70,476	74,816	86,689
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.69	$1.95	$2.09	$2.16	$3.15	$2.75	$3.01	$4.90	$5.93	$4.57
Value at end of period	$1.73	$1.69	$1.95	$2.09	$2.16	$3.15	$2.75	$3.01	$4.90	$5.93
Number of accumulation units outstanding at end of period	66,882	70,013	79,545	79,391	88,820	93,048	106,877	106,744	108,848	116,431
Access	CFI 21

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.49	$8.62	$8.76	$9.34	$10.52	$8.53	$7.12	$8.76	$9.80	$9.63
Value at end of period	$8.62	$10.49	$8.62	$8.76	$9.34	$10.52	$8.53	$7.12	$8.76	$9.80
Number of accumulation units outstanding at end of period	56,106	59,750	54,831	71,127	78,743	121,487	24,280	9,568	12,538	5,067
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.21	$11.05	$11.43	$12.54	$13.69	$11.72	$10.34	$10.98	$10.26	$10.65
Value at end of period	$11.13	$13.21	$11.05	$11.43	$12.54	$13.69	$11.72	$10.34	$10.98	$10.26
Number of accumulation units outstanding at end of period	15,017	11,551	17,292	21,798	11,866	5,651	9,445	9,583	9,573	4,771
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.00	$9.89	$9.51	$9.92	$9.62	$8.61	$7.61	$8.06	$7.74	$6.06
Value at end of period	$10.72	$12.00	$9.89	$9.51	$9.92	$9.62	$8.61	$7.61	$8.06	$7.74
Number of accumulation units outstanding at end of period	1,040,715	1,213,864	1,446,560	1,819,083	586,267	651,993	709,004	752,428	818,579	980,137
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.93	$9.04	$8.72	$9.45
Value at end of period	$9.73	$10.93	$9.04	$8.72
Number of accumulation units outstanding at end of period	159,318	172,272	185,026	229,861
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2013)
Value at beginning of period	$11.84	$10.51	$10.04	$10.60	$10.38	$9.93
Value at end of period	$10.76	$11.84	$10.51	$10.04	$10.60	$10.38
Number of accumulation units outstanding at end of period	369,419	474,816	533,096	593,560	895,705	8,292
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$13.92	$14.10	$14.33	$14.58	$14.83	$15.08	$15.34	$15.60	$15.87	$16.09
Value at end of period	$13.87	$13.92	$14.10	$14.33	$14.58	$14.83	$15.08	$15.34	$15.60	$15.87
Number of accumulation units outstanding at end of period	1,702,253	2,086,787	2,418,733	2,785,860	3,070,489	3,537,950	3,879,800	4,162,838	4,773,219	6,266,485
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.27	$15.51	$14.45	$14.97	$13.82	$10.80	$9.54	$9.99
Value at end of period	$17.08	$18.27	$15.51	$14.45	$14.97	$13.82	$10.80	$9.54
Number of accumulation units outstanding at end of period	1,702,047	1,992,908	2,348,510	2,697,630	3,000,045	2,918,196	3,318,380	3,747,317
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.49	$13.97	$12.99	$13.43	$12.37	$9.66	$8.51	$8.70	$7.77	$6.08
Value at end of period	$15.45	$16.49	$13.97	$12.99	$13.43	$12.37	$9.66	$8.51	$8.70	$7.77
Number of accumulation units outstanding at end of period	1,160,668	1,384,405	1,741,114	2,088,469	2,470,261	2,946,050	3,669,787	4,487,171	2,991,951	3,437,048
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$18.56	$13.55	$13.37	$14.36	$14.12	$13.83	$10.96	$13.67	$12.93	$10.01
Value at end of period	$16.14	$18.56	$13.55	$13.37	$14.36	$14.12	$13.83	$10.96	$13.67	$12.93
Number of accumulation units outstanding at end of period	40,839	48,637	57,766	81,191	79,682	107,006	124,641	117,139	145,965	97,826
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.27	$19.42	$17.24	$17.89	$18.00	$17.33	$15.46	$15.06	$13.41	$9.13
Value at end of period	$19.29	$20.27	$19.42	$17.24	$17.89	$18.00	$17.33	$15.46	$15.06	$13.41
Number of accumulation units outstanding at end of period	725,896	868,482	1,099,189	1,239,542	1,452,791	1,740,081	2,026,776	2,219,344	2,466,409	2,591,193
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$20.07	$16.42	$15.19	$15.35	$13.76	$10.55	$9.40	$9.60	$8.59	$7.11
Value at end of period	$18.34	$20.07	$16.42	$15.19	$15.35	$13.76	$10.55	$9.40	$9.60	$8.59
Number of accumulation units outstanding at end of period	126,608	48,122	67,703	82,861	93,180	118,143	153,865	176,576	198,596	218,164
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$25.31	$22.73	$19.62	$20.38	$18.97	$14.38	$12.46	$12.85	$10.75	$8.32
Value at end of period	$21.27	$25.31	$22.73	$19.62	$20.38	$18.97	$14.38	$12.46	$12.85	$10.75
Number of accumulation units outstanding at end of period	44,281	48,287	65,349	83,789	94,968	115,022	131,755	161,344	190,119	217,932

Access	CFI 22

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$24.10	$22.37	$17.92	$18.88	$18.25	$13.05	$11.84	$12.16	$10.10	$8.25
Value at end of period	$20.70	$24.10	$22.37	$17.92	$18.88	$18.25	$13.05	$11.84	$12.16	$10.10
Number of accumulation units outstanding at end of period	36,375	43,193	61,960	78,657	92,395	111,128	121,905	142,424	173,219	192,807
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.56	$15.11	$14.75	$14.97	$14.30	$14.60	$13.62	$12.91	$11.99	$10.96
Value at end of period	$15.17	$15.56	$15.11	$14.75	$14.97	$14.30	$14.60	$13.62	$12.91	$11.99
Number of accumulation units outstanding at end of period	4,748,283	5,472,840	6,259,776	7,119,197	8,032,480	1,957,974	2,170,533	2,369,810	2,331,473	2,465,570
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.29	$9.24	$9.37	$9.67	$10.35
Value at end of period	$9.53	$11.29	$9.24	$9.37	$9.67
Number of accumulation units outstanding at end of period	2,023,201	2,299,569	2,725,030	3,080,634	3,377,882
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$10.39	$8.49	$8.59	$8.83	$9.57	$8.04	$6.90	$8.02	$7.58	$6.05
Value at end of period	$8.80	$10.39	$8.49	$8.59	$8.83	$9.57	$8.04	$6.90	$8.02	$7.58
Number of accumulation units outstanding at end of period	73,825	92,972	113,924	137,858	177,008	264,951	179,506	188,041	257,004	248,136
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$15.26	$12.38	$12.23	$11.26	$12.11	$9.87	$9.34	$11.01	$9.85	$9.77
Value at end of period	$12.77	$15.26	$12.38	$12.23	$11.26	$12.11	$9.87	$9.34	$11.01	$9.85
Number of accumulation units outstanding at end of period	19,778	13,315	18,499	35,981	45,561	52,613	17,451	22,870	21,607	1,512
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$19.62	$15.47	$15.23	$14.66	$13.19	$10.30	$10.32
Value at end of period	$18.89	$19.62	$15.47	$15.23	$14.66	$13.19	$10.30
Number of accumulation units outstanding at end of period	2,112,512	2,550,184	3,114,079	3,685,283	4,240,438	4,867,314	5,558,108
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.74	$24.16	$23.70	$22.72	$20.39	$15.88	$13.71	$13.64	$12.15	$8.68
Value at end of period	$29.69	$30.74	$24.16	$23.70	$22.72	$20.39	$15.88	$13.71	$13.64	$12.15
Number of accumulation units outstanding at end of period	2,054,575	2,505,551	3,023,818	3,520,520	4,127,734	1,166,303	534,159	645,863	354,546	273,883
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.18	$16.33	$14.63	$15.61	$14.47	$11.27	$10.02	$10.05
Value at end of period	$16.44	$18.18	$16.33	$14.63	$15.61	$14.47	$11.27	$10.02
Number of accumulation units outstanding at end of period	1,877,257	2,162,782	2,622,228	3,086,588	3,367,135	2,720,142	347,097	454,492
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$20.55	$20.65	$20.74	$20.98	$21.20	$21.42	$21.47	$21.59	$21.29	$20.21
Value at end of period	$20.41	$20.55	$20.65	$20.74	$20.98	$21.20	$21.42	$21.47	$21.59	$21.29
Number of accumulation units outstanding at end of period	201,589	240,005	276,658	314,802	366,670	413,339	473,423	541,365	698,357	811,294
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$21.84	$17.81	$16.93	$17.18	$16.10	$12.44	$11.11	$11.39	$8.91	$6.43
Value at end of period	$19.82	$21.84	$17.81	$16.93	$17.18	$16.10	$12.44	$11.11	$11.39	$8.91
Number of accumulation units outstanding at end of period	2,733,258	3,166,196	1,694,248	1,973,473	2,268,580	2,594,824	2,597,026	2,991,666	3,452,664	3,713,348
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.97	$10.36	$10.06	$10.32	$9.92	$9.66	$9.11	$8.81	$8.31	$8.25
Value at end of period	$10.49	$10.97	$10.36	$10.06	$10.32	$9.92	$9.66	$9.11	$8.81	$8.31
Number of accumulation units outstanding at end of period	1,523,464	1,610,699	1,810,189	1,957,920	2,187,584	2,630,345	2,781,260	2,754,472	2,697,248	2,377,555
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.59	$13.60	$12.89	$13.38	$12.93	$11.08	$9.98	$10.28	$9.37	$9.21
Value at end of period	$14.18	$15.59	$13.60	$12.89	$13.38	$12.93	$11.08	$9.98	$10.28	$9.37
Number of accumulation units outstanding at end of period	3,723,109	4,256,721	5,281,337	6,448,000	7,149,564	7,926,110	8,659,484	9,339,028	10,270,361	10,541,770

Access	CFI 23

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.32	$13.61	$12.96	$13.40	$12.90	$11.34	$10.33	$10.50	$9.63	$9.49
Value at end of period	$14.11	$15.32	$13.61	$12.96	$13.40	$12.90	$11.34	$10.33	$10.50	$9.63
Number of accumulation units outstanding at end of period	3,473,655	4,023,963	5,280,057	6,100,133	6,663,231	7,601,553	8,463,731	8,955,848	9,590,943	9,960,273
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.29	$13.00	$12.50	$12.92	$12.49	$11.54	$10.65	$10.61	$9.85	$9.75
Value at end of period	$13.33	$14.29	$13.00	$12.50	$12.92	$12.49	$11.54	$10.65	$10.61	$9.85
Number of accumulation units outstanding at end of period	2,612,551	2,924,561	3,442,059	3,761,180	4,226,347	4,614,161	4,984,037	5,331,195	5,863,080	6,380,869
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$32.72	$25.42	$24.32	$23.05	$20.79	$16.06	$14.30	$14.00	$12.66	$10.27
Value at end of period	$31.77	$32.72	$25.42	$24.32	$23.05	$20.79	$16.06	$14.30	$14.00	$12.66
Number of accumulation units outstanding at end of period	302,288	336,255	384,344	428,850	454,001	403,035	427,808	457,843	503,489	565,479
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.11	$15.90	$14.61	$14.60	$13.19	$10.18	$8.98	$8.95	$8.13	$6.70
Value at end of period	$18.09	$19.11	$15.90	$14.61	$14.60	$13.19	$10.18	$8.98	$8.95	$8.13
Number of accumulation units outstanding at end of period	1,964,457	2,283,176	2,628,314	2,989,387	3,521,651	3,884,650	4,487,089	4,937,104	5,831,461	6,625,442
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$26.14	$23.49	$20.72	$21.90	$19.86	$15.37	$13.48	$13.64	$12.48	$10.35
Value at end of period	$23.93	$26.14	$23.49	$20.72	$21.90	$19.86	$15.37	$13.48	$13.64	$12.48
Number of accumulation units outstanding at end of period	257,476	255,687	309,832	339,692	149,744	97,375	113,610	111,472	92,052	27,244
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$31.75	$25.97	$24.73	$25.36	$23.22	$17.51	$15.42	$16.04	$12.97	$10.40
Value at end of period	$29.53	$31.75	$25.97	$24.73	$25.36	$23.22	$17.51	$15.42	$16.04	$12.97
Number of accumulation units outstanding at end of period	746,230	898,300	1,092,859	1,232,145	1,412,195	1,601,547	1,831,013	2,105,460	2,482,145	2,798,443
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.31	$17.56	$15.79	$16.57	$14.99	$11.39	$9.93	$10.31	$8.40	$6.12
Value at end of period	$18.05	$20.31	$17.56	$15.79	$16.57	$14.99	$11.39	$9.93	$10.31	$8.40
Number of accumulation units outstanding at end of period	245,374	285,045	390,700	335,801	370,598	509,017	470,017	448,753	612,676	571,519
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.02	$17.87	$15.04	$16.07	$15.62	$11.48	$10.08	$10.71	$8.64	$6.95
Value at end of period	$17.42	$20.02	$17.87	$15.04	$16.07	$15.62	$11.48	$10.08	$10.71	$8.64
Number of accumulation units outstanding at end of period	239,524	288,480	389,314	399,564	447,367	642,672	537,075	527,261	816,183	641,199
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$18.35	$15.76	$14.17	$14.58	$14.08	$10.33	$9.14	$9.25	$7.12	$5.54
Value at end of period	$15.13	$18.35	$15.76	$14.17	$14.58	$14.08	$10.33	$9.14	$9.25	$7.12
Number of accumulation units outstanding at end of period	46,934	49,426	92,524	115,269	134,867	148,924	201,202	262,328	314,195	361,812
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$21.36	$19.58	$16.04	$16.48	$15.78	$11.69	$10.41	$10.88	$8.92	$7.13
Value at end of period	$17.63	$21.36	$19.58	$16.04	$16.48	$15.78	$11.69	$10.41	$10.88	$8.92
Number of accumulation units outstanding at end of period	95,269	118,419	148,993	154,647	147,447	188,495	182,286	214,608	248,836	311,524
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.62	$10.01	$9.59	$10.03
Value at end of period	$10.38	$11.62	$10.01	$9.59
Number of accumulation units outstanding at end of period	1,395,679	1,648,385	1,821,317	2,028,175
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.64	$11.50	$11.46	$11.66	$11.25	$11.77	$11.56	$10.99	$10.56	$10.18
Value at end of period	$11.37	$11.64	$11.50	$11.46	$11.66	$11.25	$11.77	$11.56	$10.99	$10.56
Number of accumulation units outstanding at end of period	452,484	484,218	569,669	662,842	599,396	643,117	891,327	1,257,147	709,327	792,018
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$24.97	$19.81	$19.13	$20.49	$19.98	$14.64	$12.44	$12.38	$9.96	$7.49
Value at end of period	$24.08	$24.97	$19.81	$19.13	$20.49	$19.98	$14.64	$12.44	$12.38	$9.96
Number of accumulation units outstanding at end of period	307,978	354,563	404,457	467,783	511,251	697,244	659,565	698,960	841,956	832,913
Access	CFI 24

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.21	$11.12	$10.92	$11.41	$11.32	$12.61	$12.06	$10.95	$10.56	$9.87
Value at end of period	$10.79	$11.21	$11.12	$10.92	$11.41	$11.32	$12.61	$12.06	$10.95	$10.56
Number of accumulation units outstanding at end of period	737,395	804,380	891,649	1,021,357	1,155,486	1,314,366	1,960,578	1,696,374	1,094,361	574,298
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$14.57	$13.42	$13.56	$14.03	$12.54	$12.30	$9.96	$10.70	$9.38	$7.15
Value at end of period	$13.07	$14.57	$13.42	$13.56	$14.03	$12.54	$12.30	$9.96	$10.70	$9.38
Number of accumulation units outstanding at end of period	121,656	131,799	147,864	172,829	188,797	218,489	241,042	280,998	334,955	401,762
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$105.48	$102.01	$99.55	$98.37	$77.05	$76.80	$67.62	$62.82	$49.93	$37.38
Value at end of period	$95.74	$105.48	$102.01	$99.55	$98.37	$77.05	$76.80	$67.62	$62.82	$49.93
Number of accumulation units outstanding at end of period	70,146	81,195	102,209	119,977	135,602	166,168	196,694	231,154	268,696	321,061
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$18.93	$15.84	$14.86	$14.68	$13.24	$10.00	$9.06	$9.67	$8.78	$6.78
Value at end of period	$16.94	$18.93	$15.84	$14.86	$14.68	$13.24	$10.00	$9.06	$9.67	$8.78
Number of accumulation units outstanding at end of period	320,163	371,064	447,480	474,543	536,280	653,521	743,898	819,616	920,705	864,230
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.05	$17.47	$14.36	$15.06	$14.68	$10.67	$9.50	$9.94	$8.07	$6.58
Value at end of period	$15.40	$19.05	$17.47	$14.36	$15.06	$14.68	$10.67	$9.50	$9.94	$8.07
Number of accumulation units outstanding at end of period	122,867	141,386	175,809	197,063	227,848	261,832	302,015	433,174	511,763	604,419
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.24	$14.97	$13.17	$14.31	$13.86	$12.30	$11.11	$11.03	$9.93	$7.65
Value at end of period	$15.16	$16.24	$14.97	$13.17	$14.31	$13.86	$12.30	$11.11	$11.03	$9.93
Number of accumulation units outstanding at end of period	813,969	942,636	1,129,398	1,269,822	1,508,691	1,571,211	1,628,071	1,622,711	1,503,414	1,695,841
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$23.82	$20.59	$17.78	$19.24	$17.93	$13.51	$11.59	$12.04	$10.64	$8.42
Value at end of period	$20.51	$23.82	$20.59	$17.78	$19.24	$17.93	$13.51	$11.59	$12.04	$10.64
Number of accumulation units outstanding at end of period	167,293	184,120	261,015	305,662	363,275	396,943	246,110	328,673	321,611	249,815
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$20.06	$18.45	$16.32	$17.00	$15.91	$12.98	$11.74	$12.10	$10.99	$9.13
Value at end of period	$17.81	$20.06	$18.45	$16.32	$17.00	$15.91	$12.98	$11.74	$12.10	$10.99
Number of accumulation units outstanding at end of period	2,031,064	2,518,766	3,084,434	3,689,134	4,285,297	607,344	552,540	590,476	673,114	686,960
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.82	$11.80	$10.46	$10.90	$10.23
Value at end of period	$11.37	$12.82	$11.80	$10.46	$10.90
Number of accumulation units outstanding at end of period	1,300,312	1,437,370	1,646,356	1,755,709	2,145,995
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$54.06	$48.28	$40.96	$42.92	$39.65	$30.13	$26.76	$27.82	$25.16	$20.65
Value at end of period	$45.92	$54.06	$48.28	$40.96	$42.92	$39.65	$30.13	$26.76	$27.82	$25.16
Number of accumulation units outstanding at end of period	802,382	941,094	1,133,305	1,324,940	1,504,261	1,725,469	1,976,680	2,249,648	2,554,507	2,935,213
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.34	$18.74	$16.88	$20.39	$20.55	$22.18	$18.94	$23.58	$19.94	$11.82
Value at end of period	$21.55	$26.34	$18.74	$16.88	$20.39	$20.55	$22.18	$18.94	$23.58	$19.94
Number of accumulation units outstanding at end of period	424,832	499,439	549,402	618,221	705,926	823,318	841,692	965,704	1,011,850	1,305,782
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$21.35	$19.09	$16.93	$17.77	$15.72	$12.15	$10.30	$10.29	$8.52	$6.89
Value at end of period	$18.42	$21.35	$19.09	$16.93	$17.77	$15.72	$12.15	$10.30	$10.29	$8.52
Number of accumulation units outstanding at end of period	208,132	234,351	278,487	360,756	426,422	509,519	499,022	414,337	501,493	270,472
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.81	$28.89	$24.17	$25.52	$23.96	$17.54	$15.04	$15.50	$12.45	$9.94
Value at end of period	$28.86	$32.81	$28.89	$24.17	$25.52	$23.96	$17.54	$15.04	$15.50	$12.45
Number of accumulation units outstanding at end of period	228,782	240,705	289,463	347,648	384,966	520,866	432,742	437,975	561,305	400,913

Access	CFI 25

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$33.43	$27.03	$26.11	$24.97	$24.37	$20.76	$18.24	$17.01	$15.19	$11.99
Value at end of period	$32.30	$33.43	$27.03	$26.11	$24.97	$24.37	$20.76	$18.24	$17.01	$15.19
Number of accumulation units outstanding at end of period	247,979	277,691	338,648	365,287	388,035	406,704	445,395	495,196	563,863	535,579
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$23.76	$17.75	$18.07	$17.70	$17.64	$14.14	$11.86	$13.17	$11.57	$8.44
Value at end of period	$20.23	$23.76	$17.75	$18.07	$17.70	$17.64	$14.14	$11.86	$13.17	$11.57
Number of accumulation units outstanding at end of period	118,152	139,664	138,229	179,077	140,126	162,708	159,407	152,743	151,268	216,077
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$90.67	$80.14	$75.45	$72.94	$66.16	$55.07	$48.94	$48.39	$43.17	$32.96
Value at end of period	$89.58	$90.67	$80.14	$75.45	$72.94	$66.16	$55.07	$48.94	$48.39	$43.17
Number of accumulation units outstanding at end of period	1,057,953	1,222,086	1,453,198	1,610,547	1,809,212	2,078,595	2,312,238	2,665,152	3,062,578	3,402,777
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$53.41	$46.74	$40.03	$43.74	$41.41	$32.47	$28.18	$28.93	$25.60	$20.84
Value at end of period	$47.61	$53.41	$46.74	$40.03	$43.74	$41.41	$32.47	$28.18	$28.93	$25.60
Number of accumulation units outstanding at end of period	496,105	572,856	694,967	792,598	930,979	1,200,586	1,380,414	1,647,604	1,806,131	2,038,278
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.55	$16.45	$16.53	$15.21	$14.27	$10.45	$8.97	$9.24	$8.06	$5.75
Value at end of period	$20.90	$21.55	$16.45	$16.53	$15.21	$14.27	$10.45	$8.97	$9.24	$8.06
Number of accumulation units outstanding at end of period	403,904	458,615	511,495	668,753	504,753	611,341	553,700	474,261	521,491	516,453
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.12	$14.41	$14.39	$14.78	$15.20	$13.52	$11.59	$13.44	$12.02	$8.89
Value at end of period	$15.29	$18.12	$14.41	$14.39	$14.78	$15.20	$13.52	$11.59	$13.44	$12.02
Number of accumulation units outstanding at end of period	285,038	302,115	335,893	382,332	390,868	343,796	371,527	412,626	456,831	559,482
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.60	$10.50	$10.51	$11.09	$12.11	$10.27	$8.81	$10.21	$9.56	$7.38
Value at end of period	$10.50	$12.60	$10.50	$10.51	$11.09	$12.11	$10.27	$8.81	$10.21	$9.56
Number of accumulation units outstanding at end of period	1,125,730	1,225,924	1,433,858	1,670,032	1,842,423	2,087,403	2,331,073	633,451	756,156	780,779
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$32.59	$28.04	$25.72	$28.31	$29.62	$23.07	$19.27	$20.79	$19.63	$15.09
Value at end of period	$27.44	$32.59	$28.04	$25.72	$28.31	$29.62	$23.07	$19.27	$20.79	$19.63
Number of accumulation units outstanding at end of period	210,359	246,698	317,797	370,729	441,646	508,168	570,334	641,973	753,685	828,443

Separate Account Annual Charges of 1.75%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$13.04	$11.67	$11.44	$11.76	$11.74	$10.45	$9.67	$10.21	$9.47	$7.97
Value at end of period	$11.84	$13.04	$11.67	$11.44	$11.76	$11.74	$10.45	$9.67	$10.21	$9.47
Number of accumulation units outstanding at end of period	294,503	308,181	374,845	407,294	586,669	747,046	571,493	1,024,482	1,130,871	1,025,896
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$37.68	$33.64	$25.80	$28.02	$27.68	$21.02	$19.23	$20.85	$16.78	$13.66
Value at end of period	$30.29	$37.68	$33.64	$25.80	$28.02	$27.68	$21.02	$19.23	$20.85	$16.78
Number of accumulation units outstanding at end of period	20,511	24,834	39,006	47,945	58,325	76,837	89,669	108,654	133,922	154,250
PROFUND VP BULL
Value at beginning of period	$15.74	$13.42	$12.46	$12.74	$11.63	$9.12	$8.15	$8.30	$7.50	$6.14
Value at end of period	$14.51	$15.74	$13.42	$12.46	$12.74	$11.63	$9.12	$8.15	$8.30	$7.50
Number of accumulation units outstanding at end of period	16,700	18,701	24,205	31,583	36,093	37,580	43,819	48,533	67,290	71,655
PROFUND VP EUROPE 30
Value at beginning of period	$11.00	$9.35	$8.83	$10.08	$11.23	$9.40	$8.21	$9.17	$9.09	$6.99
Value at end of period	$9.28	$11.00	$9.35	$8.83	$10.08	$11.23	$9.40	$8.21	$9.17	$9.09
Number of accumulation units outstanding at end of period	6,390	7,707	9,746	12,025	14,736	18,708	27,824	33,595	41,583	47,001

Access	CFI 26

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.68	$1.94	$2.08	$2.15	$3.13	$2.74	$3.00	$4.88	$5.91	$4.55
Value at end of period	$1.71	$1.68	$1.94	$2.08	$2.15	$3.13	$2.74	$3.00	$4.88	$5.91
Number of accumulation units outstanding at end of period	5,957	6,834	9,150	13,374	22,656	22,577	23,258	22,697	25,407	24,973
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.45	$8.59	$8.73	$9.32	$10.50	$8.52	$7.11	$8.75	$9.80	$10.14
Value at end of period	$8.58	$10.45	$8.59	$8.73	$9.32	$10.50	$8.52	$7.11	$8.75	$9.80
Number of accumulation units outstanding at end of period	6,228	6,396	7,279	14,638	8,302	16,230	1,784	0	0	455
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.16	$11.01	$11.40	$12.50	$13.66	$11.70	$10.33	$10.97	$10.26	$10.65
Value at end of period	$11.08	$13.16	$11.01	$11.40	$12.50	$13.66	$11.70	$10.33	$10.97	$10.26
Number of accumulation units outstanding at end of period	9,509	10,389	14,493	15,679	15,872	11,733	3,763	3,902	3,200	433
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.94	$9.84	$9.47	$9.88	$9.59	$8.59	$7.60	$8.04	$7.73	$6.06
Value at end of period	$10.66	$11.94	$9.84	$9.47	$9.88	$9.59	$8.59	$7.60	$8.04	$7.73
Number of accumulation units outstanding at end of period	145,601	158,361	217,243	286,016	14,793	14,248	24,179	37,366	38,074	36,994
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.91	$9.03	$8.72	$9.45
Value at end of period	$9.71	$10.91	$9.03	$8.72
Number of accumulation units outstanding at end of period	33,799	38,078	47,177	49,001
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.81	$10.49	$10.02	$10.59	$10.36
Value at end of period	$10.73	$11.81	$10.49	$10.02	$10.59
Number of accumulation units outstanding at end of period	7,624	7,747	20,835	15,137	25,188
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$13.67	$13.86	$14.09	$14.34	$14.59	$14.85	$15.12	$15.38	$15.65	$15.88
Value at end of period	$13.62	$13.67	$13.86	$14.09	$14.34	$14.59	$14.85	$15.12	$15.38	$15.65
Number of accumulation units outstanding at end of period	282,484	351,446	341,436	402,034	418,480	419,666	511,459	598,840	840,172	1,166,416
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.20	$15.47	$14.41	$14.94	$13.80	$10.79	$9.54	$9.99
Value at end of period	$17.01	$18.20	$15.47	$14.41	$14.94	$13.80	$10.79	$9.54
Number of accumulation units outstanding at end of period	182,024	214,980	254,639	312,581	350,643	437,375	558,357	684,332
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.41	$13.91	$12.93	$13.38	$12.33	$9.63	$8.49	$8.68	$7.77	$6.08
Value at end of period	$15.36	$16.41	$13.91	$12.93	$13.38	$12.33	$9.63	$8.49	$8.68	$7.78
Number of accumulation units outstanding at end of period	925,503	1,028,896	1,264,489	1,467,003	1,680,455	1,935,272	2,286,125	2,742,774	2,224,320	2,512,614
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$18.48	$13.50	$13.33	$14.31	$14.09	$13.81	$10.95	$13.66	$12.93	$10.19
Value at end of period	$16.06	$18.48	$13.50	$13.33	$14.31	$14.09	$13.81	$10.95	$13.66	$12.93
Number of accumulation units outstanding at end of period	7,198	8,609	10,805	11,500	11,218	9,547	12,123	9,738	27,622	8,843
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.13	$19.29	$17.13	$17.80	$17.91	$17.26	$15.40	$15.01	$13.37	$9.11
Value at end of period	$19.15	$20.13	$19.29	$17.13	$17.80	$17.91	$17.26	$15.40	$15.01	$13.37
Number of accumulation units outstanding at end of period	208,754	235,271	293,879	340,213	426,367	479,775	620,937	726,481	863,810	886,425
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.90	$16.29	$15.08	$15.25	$13.67	$10.49	$9.35	$9.55	$8.56	$7.08
Value at end of period	$18.18	$19.90	$16.29	$15.08	$15.25	$13.67	$10.49	$9.35	$9.55	$8.56
Number of accumulation units outstanding at end of period	76,092	43,982	69,707	74,935	79,941	89,219	103,942	118,011	161,651	185,662
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$25.14	$22.58	$19.51	$20.27	$18.88	$14.31	$12.41	$12.81	$10.72	$8.30
Value at end of period	$21.11	$25.14	$22.58	$19.51	$20.27	$18.88	$14.31	$12.41	$12.81	$10.72
Number of accumulation units outstanding at end of period	3,574	3,681	15,088	15,867	18,007	20,227	26,941	30,163	39,171	70,781
Access	CFI 27

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$23.94	$22.23	$17.81	$18.78	$18.16	$12.99	$11.79	$12.12	$10.07	$8.23
Value at end of period	$20.55	$23.94	$22.23	$17.81	$18.78	$18.16	$12.99	$11.79	$12.12	$10.07
Number of accumulation units outstanding at end of period	2,164	2,237	5,796	8,136	8,487	12,680	16,019	16,126	22,717	31,227
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.44	$14.99	$14.65	$14.87	$14.22	$14.52	$13.55	$12.85	$11.95	$10.93
Value at end of period	$15.04	$15.44	$14.99	$14.65	$14.87	$14.22	$14.52	$13.55	$12.85	$11.95
Number of accumulation units outstanding at end of period	807,387	913,484	1,142,623	1,394,581	1,561,178	349,573	387,319	472,680	519,722	557,196
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.26	$9.23	$9.36	$9.67	$10.56
Value at end of period	$9.51	$11.26	$9.23	$9.36	$9.67
Number of accumulation units outstanding at end of period	269,954	310,692	401,167	474,172	508,703
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$10.34	$8.45	$8.55	$8.80	$9.55	$8.02	$6.89	$8.01	$7.57	$6.05
Value at end of period	$8.75	$10.34	$8.45	$8.55	$8.80	$9.55	$8.02	$6.89	$8.01	$7.57
Number of accumulation units outstanding at end of period	9,924	10,626	23,604	27,571	31,359	63,876	41,892	34,798	42,289	32,930
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$15.20	$12.33	$12.19	$11.23	$12.09	$9.86	$9.33	$11.00	$9.85	$9.77
Value at end of period	$12.71	$15.20	$12.33	$12.19	$11.23	$12.09	$9.86	$9.33	$11.00	$9.85
Number of accumulation units outstanding at end of period	1,516	1,593	1,980	2,727	3,222	4,632	89	2,041	5,714	378
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$19.57	$15.44	$15.20	$14.64	$13.18	$10.29	$10.03
Value at end of period	$18.83	$19.57	$15.44	$15.20	$14.64	$13.18	$10.29
Number of accumulation units outstanding at end of period	355,453	412,276	520,074	616,461	733,669	894,452	1,169,152
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.53	$24.01	$23.56	$22.60	$20.29	$15.81	$13.66	$13.60	$12.11	$8.66
Value at end of period	$29.47	$30.53	$24.01	$23.56	$22.60	$20.29	$15.81	$13.66	$13.60	$12.11
Number of accumulation units outstanding at end of period	424,098	472,783	576,312	680,719	767,747	179,083	78,894	103,158	58,940	68,312
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.12	$16.28	$14.59	$15.58	$14.45	$11.26	$10.02	$10.05
Value at end of period	$16.37	$18.12	$16.28	$14.59	$15.58	$14.45	$11.26	$10.02
Number of accumulation units outstanding at end of period	471,669	534,395	658,099	744,320	756,686	693,569	152,572	176,268
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$20.21	$20.33	$20.43	$20.67	$20.90	$21.12	$21.18	$21.31	$21.03	$19.97
Value at end of period	$20.07	$20.21	$20.33	$20.43	$20.67	$20.90	$21.12	$21.18	$21.31	$21.03
Number of accumulation units outstanding at end of period	47,017	51,282	58,382	67,139	78,398	87,324	108,190	122,106	146,749	176,680
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$21.66	$17.67	$16.81	$17.06	$16.00	$12.36	$11.05	$11.33	$8.87	$6.40
Value at end of period	$19.64	$21.66	$17.67	$16.81	$17.06	$16.00	$12.36	$11.05	$11.33	$8.87
Number of accumulation units outstanding at end of period	701,221	790,659	383,269	441,194	502,651	623,604	648,471	781,461	913,587	1,022,912
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.93	$10.32	$10.03	$10.29	$9.89	$9.65	$9.10	$8.81	$8.31	$8.25
Value at end of period	$10.44	$10.93	$10.32	$10.03	$10.29	$9.89	$9.65	$9.10	$8.81	$8.31
Number of accumulation units outstanding at end of period	328,101	315,648	371,652	281,210	279,620	235,834	328,632	279,668	367,431	363,340
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.53	$13.55	$12.85	$13.35	$12.90	$11.06	$9.97	$10.27	$9.37	$9.21
Value at end of period	$14.12	$15.53	$13.55	$12.85	$13.35	$12.90	$11.06	$9.97	$10.27	$9.37
Number of accumulation units outstanding at end of period	350,682	402,186	479,600	560,519	585,454	657,788	967,993	1,055,184	1,232,540	1,317,406

Access	CFI 28

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.26	$13.56	$12.92	$13.36	$12.87	$11.32	$10.32	$10.50	$9.62	$9.49
Value at end of period	$14.05	$15.26	$13.56	$12.92	$13.36	$12.87	$11.32	$10.32	$10.50	$9.62
Number of accumulation units outstanding at end of period	311,112	347,372	404,699	519,141	467,083	542,821	613,105	699,255	667,671	746,997
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.23	$12.95	$12.46	$12.88	$12.46	$11.52	$10.64	$10.60	$9.85	$9.75
Value at end of period	$13.27	$14.23	$12.95	$12.46	$12.88	$12.46	$11.52	$10.64	$10.60	$9.85
Number of accumulation units outstanding at end of period	306,855	399,179	551,499	479,405	554,520	712,822	784,921	888,475	916,906	958,263
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$32.57	$25.32	$24.24	$22.98	$20.74	$16.03	$14.28	$13.99	$12.66	$9.95
Value at end of period	$31.61	$32.57	$25.32	$24.24	$22.98	$20.74	$16.03	$14.28	$13.99	$12.66
Number of accumulation units outstanding at end of period	134,834	141,739	188,448	217,866	212,702	240,680	269,744	320,643	369,472	419,483
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.02	$15.83	$14.55	$14.55	$13.15	$10.16	$8.97	$8.94	$8.12	$6.69
Value at end of period	$17.99	$19.02	$15.83	$14.55	$14.55	$13.15	$10.16	$8.97	$8.94	$8.12
Number of accumulation units outstanding at end of period	360,385	391,113	440,038	473,401	525,487	561,630	658,566	785,637	998,454	1,134,062
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$26.02	$23.39	$20.65	$21.84	$19.81	$15.34	$13.46	$13.63	$12.48	$10.85
Value at end of period	$23.81	$26.02	$23.39	$20.65	$21.84	$19.81	$15.34	$13.46	$13.63	$12.48
Number of accumulation units outstanding at end of period	98,469	119,720	151,351	174,878	26,905	19,418	21,886	15,071	1,463	1,930
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$31.61	$25.87	$24.65	$25.29	$23.17	$17.48	$15.40	$16.03	$12.96	$10.40
Value at end of period	$29.39	$31.61	$25.87	$24.65	$25.29	$23.17	$17.48	$15.40	$16.03	$12.96
Number of accumulation units outstanding at end of period	117,935	125,720	139,092	165,970	195,224	229,048	277,169	322,879	415,384	463,277
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.21	$17.48	$15.73	$16.51	$14.95	$11.36	$9.91	$10.30	$8.39	$6.11
Value at end of period	$17.95	$20.21	$17.48	$15.73	$16.51	$14.95	$11.36	$9.91	$10.30	$8.39
Number of accumulation units outstanding at end of period	37,970	57,166	95,543	94,002	84,361	92,686	75,481	61,315	78,462	47,716
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.92	$17.79	$14.98	$16.02	$15.58	$11.46	$10.07	$10.69	$8.63	$6.95
Value at end of period	$17.33	$19.92	$17.79	$14.98	$16.02	$15.58	$11.46	$10.07	$10.69	$8.63
Number of accumulation units outstanding at end of period	79,528	83,484	100,505	109,699	128,284	156,206	123,674	136,727	186,026	156,359
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$18.19	$15.63	$14.07	$14.48	$13.99	$10.27	$9.09	$9.20	$7.09	$5.52
Value at end of period	$15.00	$18.19	$15.63	$14.07	$14.48	$13.99	$10.27	$9.09	$9.20	$7.09
Number of accumulation units outstanding at end of period	64,664	81,972	102,702	119,923	142,742	168,916	214,984	247,873	286,727	320,361
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$21.26	$19.49	$15.98	$16.43	$15.74	$11.66	$10.39	$10.86	$8.91	$7.13
Value at end of period	$17.53	$21.26	$19.49	$15.98	$16.43	$15.74	$11.66	$10.39	$10.86	$8.91
Number of accumulation units outstanding at end of period	12,860	23,729	26,003	19,693	22,511	26,717	29,648	55,529	44,468	65,135
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.61	$10.00	$9.59	$10.03
Value at end of period	$10.36	$11.61	$10.00	$9.59
Number of accumulation units outstanding at end of period	106,083	110,943	125,946	146,625
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.58	$11.45	$11.42	$11.62	$11.21	$11.74	$11.54	$10.98	$10.55	$10.17
Value at end of period	$11.31	$11.58	$11.45	$11.42	$11.62	$11.21	$11.74	$11.54	$10.98	$10.55
Number of accumulation units outstanding at end of period	72,622	95,468	123,355	125,973	110,869	120,410	144,863	254,563	212,507	223,479

Access	CFI 29

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$24.81	$19.69	$19.03	$20.39	$19.89	$14.58	$12.40	$12.35	$9.94	$7.48
Value at end of period	$23.91	$24.81	$19.69	$19.03	$20.39	$19.89	$14.58	$12.40	$12.35	$9.94
Number of accumulation units outstanding at end of period	73,769	70,022	66,060	78,394	83,927	111,994	116,198	149,529	178,126	187,942
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.16	$11.08	$10.88	$11.37	$11.29	$12.59	$12.05	$10.94	$10.56	$9.91
Value at end of period	$10.74	$11.16	$11.08	$10.88	$11.37	$11.29	$12.59	$12.05	$10.94	$10.56
Number of accumulation units outstanding at end of period	83,632	80,172	125,021	144,694	180,503	192,950	272,814	226,173	158,549	99,495
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$14.49	$13.34	$13.50	$13.97	$12.49	$12.26	$9.93	$10.67	$9.36	$7.14
Value at end of period	$12.99	$14.49	$13.34	$13.50	$13.97	$12.49	$12.26	$9.93	$10.67	$9.36
Number of accumulation units outstanding at end of period	10,928	18,932	21,543	28,653	25,639	29,088	35,292	45,901	53,304	63,073
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$103.94	$100.57	$98.19	$97.08	$76.08	$75.87	$66.84	$62.12	$49.40	$37.00
Value at end of period	$94.30	$103.94	$100.57	$98.19	$97.08	$76.08	$75.87	$66.84	$62.12	$49.40
Number of accumulation units outstanding at end of period	21,108	24,144	32,526	39,530	44,070	54,694	67,961	81,510	104,827	127,889
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$18.82	$15.75	$14.79	$14.62	$13.19	$9.96	$9.03	$9.64	$8.76	$6.77
Value at end of period	$16.82	$18.82	$15.75	$14.79	$14.62	$13.19	$9.96	$9.03	$9.64	$8.76
Number of accumulation units outstanding at end of period	86,056	94,537	65,026	67,461	71,831	96,568	108,857	127,463	154,749	150,347
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$18.93	$17.37	$14.29	$14.99	$14.62	$10.63	$9.48	$9.91	$8.05	$6.57
Value at end of period	$15.30	$18.93	$17.37	$14.29	$14.99	$14.62	$10.63	$9.48	$9.91	$8.05
Number of accumulation units outstanding at end of period	16,166	16,957	20,112	29,990	33,120	39,956	65,342	91,440	104,288	127,896
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.15	$14.89	$13.10	$14.25	$13.81	$12.26	$11.08	$11.00	$9.91	$7.64
Value at end of period	$15.07	$16.15	$14.89	$13.10	$14.25	$13.81	$12.26	$11.08	$11.00	$9.91
Number of accumulation units outstanding at end of period	109,341	146,257	175,103	186,091	254,328	227,332	278,388	280,115	297,547	368,963
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$23.63	$20.44	$17.66	$19.12	$17.83	$13.44	$11.53	$11.99	$10.60	$8.39
Value at end of period	$20.34	$23.63	$20.44	$17.66	$19.12	$17.83	$13.44	$11.53	$11.99	$10.60
Number of accumulation units outstanding at end of period	129,792	145,174	168,778	198,345	222,030	245,614	292,800	320,523	359,615	378,272
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.93	$18.34	$16.23	$16.91	$15.84	$12.93	$11.70	$12.07	$10.96	$9.12
Value at end of period	$17.69	$19.93	$18.34	$16.23	$16.91	$15.84	$12.93	$11.70	$12.07	$10.96
Number of accumulation units outstanding at end of period	502,776	570,975	678,619	816,902	959,918	128,558	121,858	148,295	188,722	222,360
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$12.79	$11.79	$10.45	$10.90	$10.24
Value at end of period	$11.34	$12.79	$11.79	$10.45	$10.90
Number of accumulation units outstanding at end of period	161,913	165,695	210,492	259,715	296,450
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$53.40	$47.72	$40.50	$42.46	$39.25	$29.84	$26.51	$27.58	$24.95	$20.49
Value at end of period	$45.33	$53.40	$47.72	$40.50	$42.46	$39.25	$29.84	$26.51	$27.58	$24.95
Number of accumulation units outstanding at end of period	94,165	103,325	127,285	148,496	176,718	197,760	231,946	281,912	337,800	388,816
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.08	$18.56	$16.72	$20.21	$20.38	$22.01	$18.81	$23.42	$19.82	$11.76
Value at end of period	$21.32	$26.08	$18.56	$16.72	$20.21	$20.38	$22.01	$18.81	$23.42	$19.82
Number of accumulation units outstanding at end of period	83,851	97,797	87,031	99,093	115,167	135,222	162,360	180,430	206,305	304,281
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$21.24	$19.01	$16.87	$17.71	$15.67	$12.13	$10.28	$10.28	$8.51	$6.89
Value at end of period	$18.32	$21.24	$19.01	$16.87	$17.71	$15.67	$12.13	$10.28	$10.28	$8.51
Number of accumulation units outstanding at end of period	20,993	22,074	35,110	42,517	55,815	83,513	79,203	60,593	63,348	46,439
Access	CFI 30

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.55	$28.67	$24.00	$25.36	$23.82	$17.45	$14.96	$15.44	$12.40	$9.91
Value at end of period	$28.62	$32.55	$28.67	$24.00	$25.36	$23.82	$17.45	$14.96	$15.44	$12.40
Number of accumulation units outstanding at end of period	66,164	64,625	66,650	109,053	81,741	128,407	133,682	170,175	191,942	155,530
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$33.16	$26.83	$25.93	$24.81	$24.22	$20.64	$18.15	$16.94	$15.13	$11.95
Value at end of period	$32.03	$33.16	$26.83	$25.93	$24.81	$24.22	$20.64	$18.15	$16.94	$15.13
Number of accumulation units outstanding at end of period	55,657	67,629	88,608	90,626	92,834	114,475	143,248	169,004	202,527	203,385
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$23.61	$17.65	$17.97	$17.61	$17.56	$14.09	$11.82	$13.13	$11.54	$8.43
Value at end of period	$20.09	$23.61	$17.65	$17.97	$17.61	$17.56	$14.09	$11.82	$13.13	$11.54
Number of accumulation units outstanding at end of period	49,654	48,366	38,061	49,741	36,665	42,183	44,382	43,199	48,642	57,061
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$89.35	$79.01	$74.42	$71.99	$65.33	$54.41	$48.38	$47.85	$42.71	$32.62
Value at end of period	$88.23	$89.35	$79.01	$74.42	$71.99	$65.33	$54.41	$48.38	$47.85	$42.71
Number of accumulation units outstanding at end of period	226,987	268,551	348,309	391,362	460,029	531,694	635,942	730,033	894,237	1,034,928
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$52.63	$46.09	$39.49	$43.17	$40.89	$32.08	$27.86	$28.61	$25.33	$20.63
Value at end of period	$46.89	$52.63	$46.09	$39.49	$43.17	$40.89	$32.08	$27.86	$28.61	$25.33
Number of accumulation units outstanding at end of period	139,262	161,195	207,306	232,104	266,749	322,215	392,755	469,128	539,055	601,838
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.44	$16.37	$16.46	$15.15	$14.23	$10.42	$8.94	$9.23	$8.05	$5.75
Value at end of period	$20.78	$21.44	$16.37	$16.46	$15.15	$14.23	$10.42	$8.94	$9.23	$8.05
Number of accumulation units outstanding at end of period	71,326	67,701	78,974	102,501	54,997	72,871	61,096	95,002	109,783	80,480
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.00	$14.33	$14.31	$14.70	$15.13	$13.47	$11.55	$13.41	$11.99	$8.87
Value at end of period	$15.19	$18.00	$14.33	$14.31	$14.70	$15.13	$13.47	$11.55	$13.41	$11.99
Number of accumulation units outstanding at end of period	92,296	97,147	119,589	128,789	108,814	112,068	139,920	155,542	171,109	200,319
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.52	$10.45	$10.46	$11.04	$12.07	$10.24	$8.79	$10.18	$9.55	$7.37
Value at end of period	$10.44	$12.52	$10.45	$10.46	$11.04	$12.07	$10.24	$8.79	$10.18	$9.55
Number of accumulation units outstanding at end of period	202,714	225,687	301,028	352,061	375,482	439,447	544,244	107,339	138,277	140,510
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$32.17	$27.70	$25.42	$27.99	$29.30	$22.83	$19.09	$20.60	$19.46	$14.97
Value at end of period	$27.07	$32.17	$27.70	$25.42	$27.99	$29.30	$22.83	$19.09	$20.60	$19.46
Number of accumulation units outstanding at end of period	84,115	94,592	108,646	125,812	145,778	176,985	210,020	248,042	296,746	357,836

Separate Account Annual Charges of 1.80%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$12.97	$11.62	$11.40	$11.72	$11.71	$10.42	$9.65	$10.20	$9.46	$7.97
Value at end of period	$11.77	$12.97	$11.62	$11.40	$11.72	$11.71	$10.42	$9.65	$10.20	$9.46
Number of accumulation units outstanding at end of period	2,629,786	2,847,479	3,294,533	3,868,599	4,441,910	4,756,287	4,580,132	5,320,212	4,848,084	6,969,529
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$37.40	$33.41	$25.63	$27.86	$27.53	$20.91	$19.14	$20.77	$16.72	$13.62
Value at end of period	$30.05	$37.40	$33.41	$25.63	$27.86	$27.53	$20.91	$19.14	$20.77	$16.72
Number of accumulation units outstanding at end of period	74,629	89,230	143,408	175,701	214,446	260,676	292,045	339,272	373,935	421,323
PROFUND VP BULL
Value at beginning of period	$15.61	$13.32	$12.37	$12.65	$11.56	$9.07	$8.11	$8.26	$7.47	$6.12
Value at end of period	$14.38	$15.61	$13.32	$12.37	$12.65	$11.56	$9.07	$8.11	$8.26	$7.47
Number of accumulation units outstanding at end of period	47,714	57,423	69,200	77,860	90,047	99,800	103,248	116,744	130,992	149,993
PROFUND VP EUROPE 30
Value at beginning of period	$10.91	$9.28	$8.76	$10.01	$11.16	$9.34	$8.16	$9.12	$9.05	$6.97
Value at end of period	$9.20	$10.91	$9.28	$8.76	$10.01	$11.16	$9.34	$8.16	$9.12	$9.05
Number of accumulation units outstanding at end of period	13,213	13,159	17,504	20,692	24,539	29,219	32,948	47,924	54,520	58,519

Access	CFI 31

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.66	$1.92	$2.06	$2.14	$3.12	$2.73	$2.98	$4.86	$5.89	$4.54
Value at end of period	$1.70	$1.66	$1.92	$2.06	$2.14	$3.12	$2.73	$2.98	$4.86	$5.89
Number of accumulation units outstanding at end of period	36,010	38,062	91,945	102,099	116,680	114,055	123,022	116,176	130,604	152,633
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.41	$8.56	$8.70	$9.29	$10.47	$8.50	$7.11	$8.75	$9.80	$9.61
Value at end of period	$8.54	$10.41	$8.56	$8.70	$9.29	$10.47	$8.50	$7.11	$8.75	$9.80
Number of accumulation units outstanding at end of period	162,777	168,244	205,751	272,824	192,919	163,733	94,568	24,532	14,690	1,770
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.10	$10.97	$11.36	$12.47	$13.63	$11.68	$10.32	$10.96	$10.25	$9.96
Value at end of period	$11.03	$13.10	$10.97	$11.36	$12.47	$13.63	$11.68	$10.32	$10.96	$10.25
Number of accumulation units outstanding at end of period	7,525	9,051	11,134	36,711	9,930	14,601	1,980	1,495	7,138	723
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.88	$9.80	$9.43	$9.85	$9.56	$8.57	$7.58	$8.03	$7.73	$6.05
Value at end of period	$10.60	$11.88	$9.80	$9.43	$9.85	$9.56	$8.57	$7.58	$8.03	$7.73
Number of accumulation units outstanding at end of period	1,481,776	1,734,650	2,232,581	2,683,685	1,146,671	1,207,036	1,158,093	1,230,977	1,372,236	1,557,832
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.89	$9.02	$8.72	$9.45
Value at end of period	$9.69	$10.89	$9.02	$8.72
Number of accumulation units outstanding at end of period	206,087	270,597	339,720	404,828
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2013)
Value at beginning of period	$11.78	$10.47	$10.01	$10.58	$10.38	$9.69
Value at end of period	$10.70	$11.78	$10.47	$10.01	$10.58	$10.38
Number of accumulation units outstanding at end of period	722,578	872,985	1,036,096	1,130,402	1,545,584	18,785
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$13.47	$13.66	$13.90	$14.15	$14.41	$14.67	$14.94	$15.21	$15.49	$15.72
Value at end of period	$13.41	$13.47	$13.66	$13.90	$14.15	$14.41	$14.67	$14.94	$15.21	$15.49
Number of accumulation units outstanding at end of period	1,827,729	2,014,602	2,500,099	3,366,176	3,388,569	4,442,237	4,613,915	5,753,834	6,397,630	8,928,514
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.14	$15.42	$14.37	$14.91	$13.78	$10.78	$9.53	$9.99
Value at end of period	$16.94	$18.14	$15.42	$14.37	$14.91	$13.78	$10.78	$9.53
Number of accumulation units outstanding at end of period	1,753,663	2,000,543	2,677,847	3,137,548	3,610,105	4,129,724	4,809,114	5,344,579
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.32	$13.84	$12.88	$13.33	$12.29	$9.60	$8.47	$8.67	$7.76	$6.07
Value at end of period	$15.28	$16.32	$13.84	$12.88	$13.33	$12.29	$9.60	$8.47	$8.67	$7.76
Number of accumulation units outstanding at end of period	2,250,533	2,549,850	3,336,025	3,855,243	4,495,805	5,251,103	6,151,869	7,047,014	4,737,771	5,220,432
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$18.40	$13.44	$13.28	$14.27	$14.05	$13.78	$10.93	$13.65	$12.92	$9.99
Value at end of period	$15.98	$18.40	$13.44	$13.28	$14.27	$14.05	$13.78	$10.93	$13.65	$12.92
Number of accumulation units outstanding at end of period	59,453	71,942	63,551	90,783	86,546	98,368	128,351	146,630	248,033	259,227
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$19.99	$19.17	$17.03	$17.70	$17.82	$17.18	$15.34	$14.96	$13.33	$9.09
Value at end of period	$19.00	$19.99	$19.17	$17.03	$17.70	$17.82	$17.18	$15.34	$14.96	$13.33
Number of accumulation units outstanding at end of period	943,868	1,105,217	1,424,130	1,509,264	1,769,712	2,133,974	2,482,713	2,405,079	2,614,587	2,426,606
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.74	$16.17	$14.97	$15.15	$13.58	$10.43	$9.31	$9.51	$8.52	$7.05
Value at end of period	$18.02	$19.74	$16.17	$14.97	$15.15	$13.58	$10.43	$9.31	$9.51	$8.52
Number of accumulation units outstanding at end of period	317,953	246,068	306,344	360,902	502,101	594,472	677,417	743,557	1,294,912	1,391,986

Access	CFI 32

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$28.01	$25.17	$21.76	$22.62	$21.07	$15.99	$13.87	$14.32	$12.00	$9.29
Value at end of period	$23.51	$28.01	$25.17	$21.76	$22.62	$21.07	$15.99	$13.87	$14.32	$12.00
Number of accumulation units outstanding at end of period	126,546	135,369	199,330	218,587	276,559	342,208	401,719	451,533	573,103	628,781
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$27.78	$25.81	$20.70	$21.83	$21.12	$15.12	$13.73	$14.12	$11.74	$9.60
Value at end of period	$23.84	$27.78	$25.81	$20.70	$21.83	$21.12	$15.12	$13.73	$14.12	$11.74
Number of accumulation units outstanding at end of period	137,115	150,032	262,300	304,593	348,649	421,548	467,265	513,395	594,432	638,276
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.32	$14.88	$14.55	$14.78	$14.13	$14.45	$13.49	$12.80	$11.90	$10.89
Value at end of period	$14.92	$15.32	$14.88	$14.55	$14.78	$14.13	$14.45	$13.49	$12.80	$11.90
Number of accumulation units outstanding at end of period	7,777,593	8,713,085	10,580,228	11,641,904	13,100,993	4,780,496	4,981,575	5,423,977	6,019,746	6,442,678
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.24	$9.22	$9.35	$9.66	$10.44
Value at end of period	$9.48	$11.24	$9.22	$9.35	$9.66
Number of accumulation units outstanding at end of period	2,458,239	2,697,737	3,433,203	3,916,008	4,416,582
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$10.29	$8.41	$8.52	$8.77	$9.52	$8.00	$6.88	$8.00	$7.57	$6.05
Value at end of period	$8.70	$10.29	$8.41	$8.52	$8.77	$9.52	$8.00	$6.88	$8.00	$7.57
Number of accumulation units outstanding at end of period	154,015	166,972	225,340	257,343	294,580	408,827	314,283	297,723	391,365	619,576
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$15.13	$12.29	$12.16	$11.20	$12.06	$9.84	$9.31	$10.99	$9.85	$9.48
Value at end of period	$12.65	$15.13	$12.29	$12.16	$11.20	$12.06	$9.84	$9.31	$10.99	$9.85
Number of accumulation units outstanding at end of period	40,674	58,552	76,541	120,245	91,837	69,455	16,621	37,878	10,394	79
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$19.51	$15.40	$15.17	$14.62	$13.17	$10.29	$10.32
Value at end of period	$18.76	$19.51	$15.40	$15.17	$14.62	$13.17	$10.29
Number of accumulation units outstanding at end of period	3,032,372	3,413,012	4,632,648	5,400,475	6,236,547	7,311,175	8,192,636
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.32	$23.85	$23.42	$22.48	$20.19	$15.74	$13.61	$13.55	$12.08	$8.63
Value at end of period	$29.25	$30.32	$23.85	$23.42	$22.48	$20.19	$15.74	$13.61	$13.55	$12.08
Number of accumulation units outstanding at end of period	2,296,959	2,647,782	3,529,876	4,152,669	4,944,671	2,408,923	850,563	947,950	591,995	527,266
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.05	$16.23	$14.56	$15.55	$14.43	$11.24	$10.01	$10.04
Value at end of period	$16.31	$18.05	$16.23	$14.56	$15.55	$14.43	$11.24	$10.01
Number of accumulation units outstanding at end of period	2,204,775	2,501,649	3,306,798	3,951,601	4,130,932	2,443,672	461,779	592,607
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$19.92	$20.04	$20.15	$20.40	$20.64	$20.87	$20.94	$21.07	$20.81	$19.77
Value at end of period	$19.77	$19.92	$20.04	$20.15	$20.40	$20.64	$20.87	$20.94	$21.07	$20.81
Number of accumulation units outstanding at end of period	109,625	119,065	169,131	201,864	224,403	277,230	336,286	424,985	530,599	653,704
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$21.48	$17.53	$16.68	$16.94	$15.89	$12.29	$10.99	$11.28	$8.84	$6.38
Value at end of period	$19.47	$21.48	$17.53	$16.68	$16.94	$15.89	$12.29	$10.99	$11.28	$8.84
Number of accumulation units outstanding at end of period	2,686,612	3,115,560	1,549,085	1,770,005	2,038,945	2,421,220	2,023,437	2,377,780	2,888,373	2,685,458
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.88	$10.28	$10.00	$10.27	$9.87	$9.63	$9.09	$8.80	$8.31	$8.25
Value at end of period	$10.39	$10.88	$10.28	$10.00	$10.27	$9.87	$9.63	$9.09	$8.80	$8.31
Number of accumulation units outstanding at end of period	1,481,839	1,819,742	2,365,464	2,326,323	2,879,308	3,173,372	4,157,492	4,807,901	2,875,864	2,703,689
Access	CFI 33

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.47	$13.50	$12.81	$13.31	$12.87	$11.05	$9.96	$10.26	$9.36	$9.21
Value at end of period	$14.05	$15.47	$13.50	$12.81	$13.31	$12.87	$11.05	$9.96	$10.26	$9.36
Number of accumulation units outstanding at end of period	8,458,412	9,651,893	12,146,722	15,144,257	18,140,729	20,706,858	22,129,608	23,660,153	25,710,826	27,999,679
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.20	$13.51	$12.88	$13.33	$12.84	$11.30	$10.31	$10.49	$9.62	$9.49
Value at end of period	$13.98	$15.20	$13.51	$12.88	$13.33	$12.84	$11.30	$10.31	$10.49	$9.62
Number of accumulation units outstanding at end of period	4,856,097	5,389,180	6,776,859	7,820,578	9,174,565	10,006,371	10,781,592	12,280,940	13,847,272	14,888,749
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.17	$12.90	$12.42	$12.85	$12.43	$11.50	$10.63	$10.60	$9.85	$9.75
Value at end of period	$13.21	$14.17	$12.90	$12.42	$12.85	$12.43	$11.50	$10.63	$10.60	$9.85
Number of accumulation units outstanding at end of period	2,848,182	3,292,490	4,098,739	4,861,508	5,811,071	6,445,119	7,032,497	7,634,659	8,948,023	9,835,817
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$32.43	$25.22	$24.16	$22.91	$20.69	$16.00	$14.26	$13.97	$12.65	$9.99
Value at end of period	$31.46	$32.43	$25.22	$24.16	$22.91	$20.69	$16.00	$14.26	$13.97	$12.65
Number of accumulation units outstanding at end of period	479,558	398,630	534,708	589,681	591,763	538,346	603,059	623,596	621,152	723,428
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$18.92	$15.76	$14.49	$14.50	$13.11	$10.13	$8.95	$8.92	$8.11	$6.69
Value at end of period	$17.90	$18.92	$15.76	$14.49	$14.50	$13.11	$10.13	$8.95	$8.92	$8.11
Number of accumulation units outstanding at end of period	1,479,432	1,615,840	2,000,629	2,194,759	2,167,937	2,247,135	2,391,217	2,342,300	2,936,570	3,311,747
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$25.91	$23.30	$20.58	$21.78	$19.76	$15.31	$13.44	$13.61	$12.47	$10.35
Value at end of period	$23.69	$25.91	$23.30	$20.58	$21.78	$19.76	$15.31	$13.44	$13.61	$12.47
Number of accumulation units outstanding at end of period	505,969	594,191	688,907	712,260	272,080	241,004	221,468	221,530	224,171	118,763
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$31.47	$25.77	$24.57	$25.21	$23.11	$17.45	$15.38	$16.01	$12.96	$10.34
Value at end of period	$29.24	$31.47	$25.77	$24.57	$25.21	$23.11	$17.45	$15.38	$16.01	$12.96
Number of accumulation units outstanding at end of period	420,952	485,650	591,914	749,470	748,568	809,291	890,508	992,399	1,252,894	1,184,289
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.11	$17.40	$15.67	$16.46	$14.90	$11.33	$9.89	$10.29	$8.39	$6.11
Value at end of period	$17.86	$20.11	$17.40	$15.67	$16.46	$14.90	$11.33	$9.89	$10.29	$8.39
Number of accumulation units outstanding at end of period	404,061	444,971	687,500	542,487	729,683	572,794	509,444	476,109	674,522	678,895
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.82	$17.71	$14.93	$15.96	$15.53	$11.43	$10.05	$10.68	$8.63	$6.95
Value at end of period	$17.24	$19.82	$17.71	$14.93	$15.96	$15.53	$11.43	$10.05	$10.68	$8.63
Number of accumulation units outstanding at end of period	416,432	416,176	599,192	708,462	731,375	931,998	894,052	895,890	1,054,400	769,485
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$18.04	$15.51	$13.96	$14.38	$13.90	$10.21	$9.04	$9.16	$7.06	$5.50
Value at end of period	$14.87	$18.04	$15.51	$13.96	$14.38	$13.90	$10.21	$9.04	$9.16	$7.06
Number of accumulation units outstanding at end of period	129,774	147,812	219,284	256,095	298,977	385,461	474,519	523,504	580,520	644,943
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$21.15	$19.40	$15.91	$16.37	$15.69	$11.63	$10.37	$10.85	$8.91	$7.13
Value at end of period	$17.44	$21.15	$19.40	$15.91	$16.37	$15.69	$11.63	$10.37	$10.85	$8.91
Number of accumulation units outstanding at end of period	210,974	256,170	373,210	413,243	333,845	368,513	364,235	469,399	494,420	417,162
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.59	$9.99	$9.58	$10.03
Value at end of period	$10.34	$11.59	$9.99	$9.58
Number of accumulation units outstanding at end of period	1,701,133	1,983,202	2,306,909	2,762,227

Access	CFI 34

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.53	$11.40	$11.37	$11.58	$11.18	$11.71	$11.51	$10.96	$10.54	$10.17
Value at end of period	$11.25	$11.53	$11.40	$11.37	$11.58	$11.18	$11.71	$11.51	$10.96	$10.54
Number of accumulation units outstanding at end of period	954,710	1,152,826	1,312,245	1,558,869	1,340,517	1,105,563	1,269,277	1,537,962	1,315,740	1,307,591
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$24.65	$19.58	$18.93	$20.29	$19.81	$14.52	$12.36	$12.31	$9.91	$7.47
Value at end of period	$23.74	$24.65	$19.58	$18.93	$20.29	$19.81	$14.52	$12.36	$12.31	$9.91
Number of accumulation units outstanding at end of period	675,309	712,012	935,381	1,176,252	1,381,374	1,630,441	1,509,289	1,736,449	1,752,103	1,928,884
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.11	$11.04	$10.85	$11.34	$11.26	$12.56	$12.03	$10.93	$10.55	$9.87
Value at end of period	$10.68	$11.11	$11.04	$10.85	$11.34	$11.26	$12.56	$12.03	$10.93	$10.55
Number of accumulation units outstanding at end of period	913,740	897,098	1,200,912	1,283,717	1,525,887	1,824,281	4,667,791	4,320,794	1,388,091	1,262,403
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$14.40	$13.27	$13.43	$13.91	$12.44	$12.22	$9.90	$10.65	$9.35	$7.13
Value at end of period	$12.90	$14.40	$13.27	$13.43	$13.91	$12.44	$12.22	$9.90	$10.65	$9.35
Number of accumulation units outstanding at end of period	216,339	250,815	314,103	357,531	397,425	472,843	527,120	606,050	692,761	777,699
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$102.42	$99.16	$96.86	$95.81	$75.12	$74.95	$66.07	$61.44	$48.88	$36.63
Value at end of period	$92.88	$102.42	$99.16	$96.86	$95.81	$75.12	$74.95	$66.07	$61.44	$48.88
Number of accumulation units outstanding at end of period	102,169	113,945	157,669	182,511	211,136	264,528	297,080	348,401	404,020	477,698
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$18.70	$15.66	$14.71	$14.55	$13.13	$9.92	$9.00	$9.62	$8.74	$6.76
Value at end of period	$16.71	$18.70	$15.66	$14.71	$14.55	$13.13	$9.92	$9.00	$9.62	$8.74
Number of accumulation units outstanding at end of period	603,383	663,664	855,163	979,706	1,045,520	1,159,882	1,246,234	1,402,454	1,614,112	1,850,971
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$18.82	$17.28	$14.22	$14.92	$14.56	$10.60	$9.45	$9.89	$8.04	$6.56
Value at end of period	$15.20	$18.82	$17.28	$14.22	$14.92	$14.56	$10.60	$9.45	$9.89	$8.04
Number of accumulation units outstanding at end of period	241,913	281,191	384,190	485,174	589,064	685,687	786,358	975,691	1,137,911	1,385,994
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.05	$14.81	$13.04	$14.18	$13.76	$12.22	$11.05	$10.97	$9.89	$7.63
Value at end of period	$14.97	$16.05	$14.81	$13.04	$14.18	$13.76	$12.22	$11.05	$10.97	$9.89
Number of accumulation units outstanding at end of period	1,195,180	1,387,218	1,732,450	1,985,678	2,354,205	2,213,326	2,339,321	2,453,412	2,382,800	2,760,884
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$23.45	$20.29	$17.54	$18.99	$17.72	$13.37	$11.47	$11.93	$10.55	$8.36
Value at end of period	$20.17	$23.45	$20.29	$17.54	$18.99	$17.72	$13.37	$11.47	$11.93	$10.55
Number of accumulation units outstanding at end of period	298,665	301,384	384,096	468,120	566,398	643,623	586,623	596,557	755,522	443,853
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.81	$18.23	$16.14	$16.83	$15.77	$12.88	$11.66	$12.03	$10.94	$9.10
Value at end of period	$17.57	$19.81	$18.23	$16.14	$16.83	$15.77	$12.88	$11.66	$12.03	$10.94
Number of accumulation units outstanding at end of period	1,837,742	2,133,008	2,554,677	3,095,046	3,960,762	1,175,556	894,306	959,336	1,123,219	979,826
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.77	$11.77	$10.44	$10.89	$10.23
Value at end of period	$11.31	$12.77	$11.77	$10.44	$10.89
Number of accumulation units outstanding at end of period	1,480,286	1,753,794	1,863,268	2,046,827	2,230,484
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$52.74	$47.16	$40.04	$42.01	$38.85	$29.55	$26.26	$27.34	$24.74	$20.33
Value at end of period	$44.76	$52.74	$47.16	$40.04	$42.01	$38.85	$29.55	$26.26	$27.34	$24.74
Number of accumulation units outstanding at end of period	436,015	538,225	646,493	686,568	777,321	870,680	891,048	1,022,651	1,201,379	1,432,519
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$25.82	$18.38	$16.57	$20.04	$20.22	$21.84	$18.68	$23.27	$19.70	$11.69
Value at end of period	$21.10	$25.82	$18.38	$16.57	$20.04	$20.22	$21.84	$18.68	$23.27	$19.70
Number of accumulation units outstanding at end of period	699,424	797,221	1,065,489	1,217,004	1,349,828	1,541,334	1,573,188	1,616,591	1,772,314	2,344,576

Access	CFI 35

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$34.15	$30.57	$27.14	$28.51	$25.24	$19.54	$16.58	$16.58	$13.73	$11.13
Value at end of period	$29.44	$34.15	$30.57	$27.14	$28.51	$25.24	$19.54	$16.58	$16.58	$13.73
Number of accumulation units outstanding at end of period	159,274	178,130	239,184	310,542	373,901	579,514	493,135	324,403	357,238	182,345
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.30	$28.46	$23.83	$25.20	$23.68	$17.35	$14.89	$15.37	$12.35	$9.88
Value at end of period	$28.37	$32.30	$28.46	$23.83	$25.20	$23.68	$17.35	$14.89	$15.37	$12.35
Number of accumulation units outstanding at end of period	506,357	534,353	673,665	818,380	878,205	1,053,583	1,007,689	1,128,312	1,514,461	1,010,425
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$32.90	$26.63	$25.75	$24.65	$24.08	$20.53	$18.06	$16.86	$15.08	$11.91
Value at end of period	$31.76	$32.90	$26.63	$25.75	$24.65	$24.08	$20.53	$18.06	$16.86	$15.08
Number of accumulation units outstanding at end of period	440,403	469,833	645,713	697,702	746,901	876,473	1,065,161	1,031,821	1,201,405	1,082,379
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$26.50	$19.82	$20.19	$19.80	$19.75	$15.85	$13.31	$14.79	$13.00	$9.50
Value at end of period	$22.53	$26.50	$19.82	$20.19	$19.80	$19.75	$15.85	$13.31	$14.79	$13.00
Number of accumulation units outstanding at end of period	245,520	285,246	292,021	409,943	317,463	331,199	324,660	384,623	343,403	400,384
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$88.05	$77.90	$73.41	$71.05	$64.50	$53.75	$47.82	$47.32	$42.26	$32.30
Value at end of period	$86.90	$88.05	$77.90	$73.41	$71.05	$64.50	$53.75	$47.82	$47.32	$42.26
Number of accumulation units outstanding at end of period	1,838,515	2,068,165	2,440,275	2,607,023	2,773,382	3,051,231	3,177,522	3,580,246	4,075,631	4,426,485
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$51.87	$45.44	$38.95	$42.61	$40.38	$31.69	$27.54	$28.29	$25.06	$20.42
Value at end of period	$46.18	$51.87	$45.44	$38.95	$42.61	$40.38	$31.69	$27.54	$28.29	$25.06
Number of accumulation units outstanding at end of period	586,522	675,309	891,269	958,158	1,065,732	1,208,043	1,274,037	1,569,363	1,710,923	1,863,854
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.32	$16.29	$16.39	$15.09	$14.18	$10.39	$8.92	$9.21	$8.04	$5.74
Value at end of period	$20.66	$21.32	$16.29	$16.39	$15.09	$14.18	$10.39	$8.92	$9.21	$8.04
Number of accumulation units outstanding at end of period	707,401	815,370	934,378	1,375,975	1,220,127	1,304,112	864,423	659,446	604,139	674,879
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$17.89	$14.24	$14.23	$14.63	$15.07	$13.42	$11.51	$13.37	$11.96	$8.85
Value at end of period	$15.08	$17.89	$14.24	$14.23	$14.63	$15.07	$13.42	$11.51	$13.37	$11.96
Number of accumulation units outstanding at end of period	555,827	570,796	698,488	784,644	745,966	727,325	799,252	836,742	901,392	1,037,305
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.45	$10.39	$10.41	$10.99	$12.02	$10.20	$8.76	$10.16	$9.53	$7.36
Value at end of period	$10.37	$12.45	$10.39	$10.41	$10.99	$12.02	$10.20	$8.76	$10.16	$9.53
Number of accumulation units outstanding at end of period	1,418,785	1,566,450	2,125,528	2,444,387	2,718,956	3,227,494	3,325,817	1,390,250	1,654,953	1,636,070
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.77	$27.36	$25.12	$27.68	$28.99	$22.60	$18.90	$20.41	$19.29	$14.85
Value at end of period	$26.72	$31.77	$27.36	$25.12	$27.68	$28.99	$22.60	$18.90	$20.41	$19.29
Number of accumulation units outstanding at end of period	320,411	373,233	470,148	546,425	625,174	692,056	764,758	877,409	1,057,096	1,191,389
Separate Account Annual Charges of 1.90%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$12.84	$11.51	$11.31	$11.64	$11.64	$10.37	$9.61	$10.17	$9.45	$7.96
Value at end of period	$11.64	$12.84	$11.51	$11.31	$11.64	$11.64	$10.37	$9.61	$10.17	$9.45
Number of accumulation units outstanding at end of period	2,416,010	2,662,081	3,213,491	3,667,231	4,116,684	4,365,357	4,663,794	5,572,139	5,511,971	4,707,829
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$36.84	$32.95	$25.30	$27.53	$27.23	$20.71	$18.98	$20.61	$16.61	$13.54
Value at end of period	$29.57	$36.84	$32.95	$25.30	$27.53	$27.23	$20.71	$18.98	$20.61	$16.61
Number of accumulation units outstanding at end of period	383,872	412,693	543,694	665,019	746,931	864,514	982,949	1,102,414	1,253,426	1,427,286

Access	CFI 36

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
PROFUND VP BULL
Value at beginning of period	$15.35	$13.11	$12.18	$12.48	$11.41	$8.96	$8.02	$8.18	$7.40	$6.07
Value at end of period	$14.13	$15.35	$13.11	$12.18	$12.48	$11.41	$8.96	$8.02	$8.18	$7.40
Number of accumulation units outstanding at end of period	95,805	105,992	141,684	164,953	185,085	259,055	301,392	371,883	472,306	511,062
PROFUND VP EUROPE 30
Value at beginning of period	$10.72	$9.13	$8.63	$9.87	$11.02	$9.23	$8.07	$9.03	$8.97	$6.91
Value at end of period	$9.03	$10.72	$9.13	$8.63	$9.87	$11.02	$9.23	$8.07	$9.03	$8.97
Number of accumulation units outstanding at end of period	39,242	48,124	77,734	87,087	98,266	114,834	130,519	152,211	192,226	209,356
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.64	$1.90	$2.04	$2.11	$3.09	$2.70	$2.96	$4.82	$5.86	$4.52
Value at end of period	$1.67	$1.64	$1.90	$2.04	$2.11	$3.09	$2.70	$2.96	$4.82	$5.86
Number of accumulation units outstanding at end of period	81,421	87,403	98,716	101,671	129,375	140,331	155,343	180,837	211,569	270,194
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.32	$8.50	$8.65	$9.24	$10.43	$8.47	$7.09	$8.74	$9.80	$9.75
Value at end of period	$8.46	$10.32	$8.50	$8.65	$9.24	$10.43	$8.47	$7.09	$8.74	$9.80
Number of accumulation units outstanding at end of period	162,862	187,132	171,929	491,036	337,994	260,074	48,002	36,037	25,405	11,617
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.00	$10.89	$11.29	$12.41	$13.57	$11.64	$10.30	$10.95	$10.25	$9.96
Value at end of period	$10.93	$13.00	$10.89	$11.29	$12.41	$13.57	$11.64	$10.30	$10.95	$10.25
Number of accumulation units outstanding at end of period	37,863	34,996	39,908	33,733	38,114	29,706	15,058	15,798	28,966	28,776
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.76	$9.71	$9.36	$9.78	$9.51	$8.53	$7.55	$8.01	$7.71	$6.05
Value at end of period	$10.48	$11.76	$9.71	$9.36	$9.78	$9.51	$8.53	$7.55	$8.01	$7.71
Number of accumulation units outstanding at end of period	1,881,403	2,122,592	2,588,620	3,216,110	553,797	515,552	660,691	714,429	1,100,969	1,214,818
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.86	$9.01	$8.71	$9.45
Value at end of period	$9.65	$10.86	$9.01	$8.71
Number of accumulation units outstanding at end of period	245,724	257,281	337,430	446,963
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.73	$10.43	$9.98	$10.56	$10.37	$10.19
Value at end of period	$10.64	$11.73	$10.43	$9.98	$10.56	$10.37
Number of accumulation units outstanding at end of period	301,193	350,528	467,680	488,924	698,145	7,740
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$13.08	$13.28	$13.52	$13.78	$14.05	$14.32	$14.60	$14.87	$15.16	$15.41
Value at end of period	$13.01	$13.08	$13.28	$13.52	$13.78	$14.05	$14.32	$14.60	$14.87	$15.16
Number of accumulation units outstanding at end of period	2,038,117	2,018,701	2,422,305	2,947,129	3,320,844	4,208,809	5,387,265	6,483,921	6,728,953	9,071,926
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.01	$15.33	$14.30	$14.85	$13.74	$10.76	$9.52	$9.99
Value at end of period	$16.81	$18.01	$15.33	$14.30	$14.85	$13.74	$10.76	$9.52
Number of accumulation units outstanding at end of period	3,509,450	3,956,298	4,930,608	5,705,885	6,640,139	7,921,641	8,932,576	10,017,999
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.15	$13.71	$12.77	$13.24	$12.22	$9.55	$8.44	$8.64	$7.74	$6.07
Value at end of period	$15.10	$16.15	$13.71	$12.77	$13.24	$12.22	$9.55	$8.44	$8.64	$7.74
Number of accumulation units outstanding at end of period	4,526,756	5,103,478	6,144,017	7,046,769	7,897,426	9,166,285	10,524,838	12,328,041	7,192,594	7,919,871
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$18.23	$13.34	$13.19	$14.19	$13.99	$13.73	$10.90	$13.63	$12.92	$9.99
Value at end of period	$15.82	$18.23	$13.34	$13.19	$14.19	$13.99	$13.73	$10.90	$13.63	$12.92
Number of accumulation units outstanding at end of period	104,067	132,777	140,028	186,134	200,262	204,028	261,689	279,821	490,239	280,355
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$19.72	$18.93	$16.83	$17.51	$17.64	$17.03	$15.22	$14.86	$13.26	$9.05
Value at end of period	$18.72	$19.72	$18.93	$16.83	$17.51	$17.64	$17.03	$15.22	$14.86	$13.26
Number of accumulation units outstanding at end of period	2,115,379	2,343,140	2,841,894	3,154,131	3,615,353	4,163,722	4,852,717	4,810,950	5,158,323	4,670,489

Access	CFI 37

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.41	$15.91	$14.75	$14.94	$13.41	$10.31	$9.21	$9.42	$8.45	$7.00
Value at end of period	$17.70	$19.41	$15.91	$14.75	$14.94	$13.41	$10.31	$9.21	$9.42	$8.45
Number of accumulation units outstanding at end of period	659,097	449,636	537,425	679,192	758,656	851,464	973,452	1,062,854	1,266,072	1,393,889
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$24.62	$22.15	$19.16	$19.94	$18.60	$14.12	$12.27	$12.68	$10.63	$8.24
Value at end of period	$20.64	$24.62	$22.15	$19.16	$19.94	$18.60	$14.12	$12.27	$12.68	$10.63
Number of accumulation units outstanding at end of period	293,539	316,429	370,200	435,312	476,765	532,511	584,382	651,889	760,862	941,513
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$23.44	$21.80	$17.50	$18.48	$17.90	$12.82	$11.66	$12.00	$9.99	$8.18
Value at end of period	$20.09	$23.44	$21.80	$17.50	$18.48	$17.90	$12.82	$11.66	$12.00	$9.99
Number of accumulation units outstanding at end of period	255,835	272,909	332,346	387,732	432,759	490,376	544,829	586,603	687,193	776,162
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.07	$14.66	$14.35	$14.59	$13.96	$14.29	$13.35	$12.69	$11.81	$10.82
Value at end of period	$14.67	$15.07	$14.66	$14.35	$14.59	$13.96	$14.29	$13.35	$12.69	$11.81
Number of accumulation units outstanding at end of period	8,523,329	9,419,773	11,156,982	12,648,528	14,434,476	5,036,670	5,593,906	6,485,137	7,097,568	7,847,637
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.20	$9.19	$9.33	$9.65	$10.31
Value at end of period	$9.43	$11.20	$9.19	$9.33	$9.65
Number of accumulation units outstanding at end of period	4,372,487	4,821,273	5,841,367	6,841,613	7,385,014
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$10.18	$8.34	$8.45	$8.71	$9.46	$7.97	$6.85	$7.98	$7.55	$6.04
Value at end of period	$8.60	$10.18	$8.34	$8.45	$8.71	$9.46	$7.97	$6.85	$7.98	$7.55
Number of accumulation units outstanding at end of period	91,126	99,029	149,939	206,727	263,904	436,767	454,032	511,503	676,624	622,917
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.01	$12.20	$12.08	$11.14	$12.01	$9.81	$9.29	$10.98	$9.85	$9.91
Value at end of period	$12.54	$15.01	$12.20	$12.08	$11.14	$12.01	$9.81	$9.29	$10.98	$9.85
Number of accumulation units outstanding at end of period	51,480	63,352	72,563	222,246	105,499	94,871	28,673	46,473	42,962	9,577
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$19.40	$15.33	$15.12	$14.58	$13.14	$10.28	$10.32
Value at end of period	$18.63	$19.40	$15.33	$15.12	$14.58	$13.14	$10.28
Number of accumulation units outstanding at end of period	6,065,562	6,792,395	8,639,345	10,210,032	11,413,951	13,545,390	15,270,370
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.90	$23.55	$23.15	$22.24	$20.00	$15.60	$13.50	$13.46	$12.01	$8.59
Value at end of period	$28.82	$29.90	$23.55	$23.15	$22.24	$20.00	$15.60	$13.50	$13.46	$12.01
Number of accumulation units outstanding at end of period	3,726,326	4,202,088	5,318,376	6,338,636	7,350,396	3,570,285	1,402,165	1,623,161	626,287	635,112
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.93	$16.14	$14.48	$15.48	$14.39	$11.22	$10.00	$10.04
Value at end of period	$16.18	$17.93	$16.14	$14.48	$15.48	$14.39	$11.22	$10.00
Number of accumulation units outstanding at end of period	4,105,896	4,602,595	5,768,112	6,821,424	7,053,361	5,303,729	1,096,065	1,146,572
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$19.34	$19.48	$19.60	$19.87	$20.12	$20.36	$20.45	$20.61	$20.37	$19.38
Value at end of period	$19.17	$19.34	$19.48	$19.60	$19.87	$20.12	$20.36	$20.45	$20.61	$20.37
Number of accumulation units outstanding at end of period	148,688	168,108	203,525	238,426	280,702	324,703	368,723	430,747	497,852	570,685
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$21.12	$17.25	$16.43	$16.71	$15.69	$12.15	$10.87	$11.17	$8.76	$6.33
Value at end of period	$19.12	$21.12	$17.25	$16.43	$16.71	$15.69	$12.15	$10.87	$11.17	$8.76
Number of accumulation units outstanding at end of period	4,258,749	4,716,226	2,360,372	2,699,119	3,024,996	3,808,651	3,207,577	3,662,811	4,031,990	4,138,299

Access	CFI 38

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.79	$10.21	$9.94	$10.21	$9.83	$9.60	$9.07	$8.79	$8.31	$8.25
Value at end of period	$10.29	$10.79	$10.21	$9.94	$10.21	$9.83	$9.60	$9.07	$8.79	$8.31
Number of accumulation units outstanding at end of period	1,993,743	2,080,927	2,673,289	2,771,783	2,545,023	2,955,634	3,802,157	3,569,903	4,040,196	4,001,874
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.34	$13.40	$12.73	$13.24	$12.82	$11.01	$9.93	$10.25	$9.36	$9.21
Value at end of period	$13.92	$15.34	$13.40	$12.73	$13.24	$12.82	$11.01	$9.93	$10.25	$9.36
Number of accumulation units outstanding at end of period	10,029,036	11,116,379	14,022,921	16,440,511	19,090,532	22,379,443	24,307,812	27,345,301	31,017,378	33,987,767
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.07	$13.41	$12.80	$13.26	$12.79	$11.26	$10.29	$10.48	$9.62	$9.49
Value at end of period	$13.85	$15.07	$13.41	$12.80	$13.26	$12.79	$11.26	$10.29	$10.48	$9.62
Number of accumulation units outstanding at end of period	7,344,341	8,768,023	10,242,665	11,993,341	13,594,961	15,681,303	17,382,239	19,662,438	22,107,691	23,599,315
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.05	$12.81	$12.34	$12.78	$12.38	$11.47	$10.61	$10.58	$9.85	$9.75
Value at end of period	$13.08	$14.05	$12.81	$12.34	$12.78	$12.38	$11.47	$10.61	$10.58	$9.85
Number of accumulation units outstanding at end of period	4,431,119	4,782,583	5,859,848	6,736,256	7,424,796	8,469,178	9,729,898	10,972,556	12,585,777	13,586,124
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$32.14	$25.02	$23.99	$22.78	$20.59	$15.94	$14.22	$13.95	$12.64	$10.22
Value at end of period	$31.15	$32.14	$25.02	$23.99	$22.78	$20.59	$15.94	$14.22	$13.95	$12.64
Number of accumulation units outstanding at end of period	788,172	863,357	1,011,801	1,092,003	1,048,626	1,095,785	1,155,312	1,348,510	1,419,970	1,511,568
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$18.74	$15.62	$14.38	$14.40	$13.04	$10.08	$8.92	$8.90	$8.10	$6.69
Value at end of period	$17.70	$18.74	$15.62	$14.38	$14.40	$13.04	$10.08	$8.92	$8.90	$8.10
Number of accumulation units outstanding at end of period	1,645,097	1,801,557	2,242,431	2,351,675	2,704,138	2,740,814	3,021,299	3,104,963	3,660,782	4,297,104
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$25.68	$23.12	$20.44	$21.65	$19.67	$15.25	$13.41	$13.59	$12.47	$10.41
Value at end of period	$23.46	$25.68	$23.12	$20.44	$21.65	$19.67	$15.25	$13.41	$13.59	$12.47
Number of accumulation units outstanding at end of period	740,145	821,423	1,064,858	1,120,257	372,968	317,506	210,315	196,677	217,482	100,259
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$31.19	$25.57	$24.40	$25.07	$23.00	$17.38	$15.34	$15.99	$12.95	$10.36
Value at end of period	$28.95	$31.19	$25.57	$24.40	$25.07	$23.00	$17.38	$15.34	$15.99	$12.95
Number of accumulation units outstanding at end of period	738,565	782,204	955,290	1,063,741	1,112,874	1,302,285	1,501,454	1,641,748	1,892,550	1,977,020
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.91	$17.25	$15.54	$16.34	$14.82	$11.28	$9.85	$10.26	$8.37	$6.11
Value at end of period	$17.66	$19.91	$17.25	$15.54	$16.34	$14.82	$11.28	$9.85	$10.26	$8.37
Number of accumulation units outstanding at end of period	604,725	657,362	882,529	887,565	901,182	766,242	617,646	645,169	682,865	694,129
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.62	$17.55	$14.81	$15.85	$15.44	$11.37	$10.01	$10.65	$8.61	$6.94
Value at end of period	$17.05	$19.62	$17.55	$14.81	$15.85	$15.44	$11.37	$10.01	$10.65	$8.61
Number of accumulation units outstanding at end of period	602,104	688,179	850,527	936,582	1,049,974	1,383,220	1,254,746	1,359,250	1,359,242	1,090,247
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$17.74	$15.26	$13.76	$14.18	$13.72	$10.08	$8.94	$9.07	$7.00	$5.46
Value at end of period	$14.60	$17.74	$15.26	$13.76	$14.18	$13.72	$10.08	$8.94	$9.07	$7.00
Number of accumulation units outstanding at end of period	266,072	288,997	424,651	486,352	535,728	650,425	783,740	952,595	1,136,270	1,276,815
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$20.95	$19.23	$15.79	$16.26	$15.60	$11.57	$10.33	$10.82	$8.89	$7.12
Value at end of period	$17.25	$20.95	$19.23	$15.79	$16.26	$15.60	$11.57	$10.33	$10.82	$8.89
Number of accumulation units outstanding at end of period	256,557	310,451	389,971	369,119	383,099	442,541	463,572	563,419	682,439	552,186
Access	CFI 39

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.56	$9.98	$9.58	$10.03
Value at end of period	$10.31	$11.56	$9.98	$9.58
Number of accumulation units outstanding at end of period	3,164,152	3,636,675	4,126,933	4,678,695
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.41	$11.30	$11.28	$11.50	$11.12	$11.66	$11.47	$10.93	$10.52	$10.16
Value at end of period	$11.13	$11.41	$11.30	$11.28	$11.50	$11.12	$11.66	$11.47	$10.93	$10.52
Number of accumulation units outstanding at end of period	934,928	977,033	1,325,468	1,336,498	1,406,302	1,243,584	1,602,234	2,495,009	1,484,474	1,335,045
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$24.33	$19.34	$18.72	$20.09	$19.63	$14.41	$12.28	$12.24	$9.86	$7.44
Value at end of period	$23.42	$24.33	$19.34	$18.72	$20.09	$19.63	$14.41	$12.28	$12.24	$9.86
Number of accumulation units outstanding at end of period	703,911	712,903	843,379	1,055,740	1,262,417	1,681,377	1,564,032	1,745,719	1,893,963	2,011,324
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.01	$10.95	$10.77	$11.28	$11.21	$12.52	$12.00	$10.91	$10.55	$9.87
Value at end of period	$10.58	$11.01	$10.95	$10.77	$11.28	$11.21	$12.52	$12.00	$10.91	$10.55
Number of accumulation units outstanding at end of period	792,419	775,659	1,003,435	1,135,532	1,444,437	1,823,075	2,878,636	3,100,904	2,074,532	1,297,738
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$14.23	$13.13	$13.30	$13.79	$12.34	$12.13	$9.84	$10.60	$9.31	$7.11
Value at end of period	$12.74	$14.23	$13.13	$13.30	$13.79	$12.34	$12.13	$9.84	$10.60	$9.31
Number of accumulation units outstanding at end of period	239,686	272,186	336,962	390,443	448,428	544,830	629,072	746,747	875,949	1,044,015
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$99.45	$96.37	$94.24	$93.31	$73.24	$73.15	$64.54	$60.08	$47.85	$35.89
Value at end of period	$90.09	$99.45	$96.37	$94.24	$93.31	$73.24	$73.15	$64.54	$60.08	$47.85
Number of accumulation units outstanding at end of period	158,595	174,730	239,935	286,569	328,806	392,344	446,594	527,481	624,002	721,160
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$18.47	$15.49	$14.56	$14.41	$13.02	$9.85	$8.95	$9.57	$8.70	$6.74
Value at end of period	$16.49	$18.47	$15.49	$14.56	$14.41	$13.02	$9.85	$8.95	$9.57	$8.70
Number of accumulation units outstanding at end of period	842,007	921,288	1,143,981	1,294,992	1,394,326	1,647,949	1,739,243	2,062,835	2,407,801	2,428,356
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$18.60	$17.09	$14.08	$14.79	$14.45	$10.52	$9.39	$9.84	$8.01	$6.54
Value at end of period	$15.00	$18.60	$17.09	$14.08	$14.79	$14.45	$10.52	$9.39	$9.84	$8.01
Number of accumulation units outstanding at end of period	311,315	335,004	422,331	494,363	548,768	634,249	745,011	889,519	1,067,665	1,341,865
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.86	$14.65	$12.91	$14.06	$13.65	$12.13	$10.98	$10.92	$9.85	$7.61
Value at end of period	$14.78	$15.86	$14.65	$12.91	$14.06	$13.65	$12.13	$10.98	$10.92	$9.85
Number of accumulation units outstanding at end of period	1,512,644	1,749,920	2,115,641	2,363,457	2,993,716	3,188,378	3,601,150	3,852,677	3,763,514	4,554,087
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.49	$18.61	$16.10	$17.46	$16.31	$12.31	$10.58	$11.01	$9.75	$7.73
Value at end of period	$18.46	$21.49	$18.61	$16.10	$17.46	$16.31	$12.31	$10.58	$11.01	$9.75
Number of accumulation units outstanding at end of period	430,980	428,443	562,940	700,139	952,903	917,492	753,342	838,814	938,561	830,175
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.55	$18.02	$15.97	$16.66	$15.63	$12.78	$11.58	$11.96	$10.88	$9.07
Value at end of period	$17.32	$19.55	$18.02	$15.97	$16.66	$15.63	$12.78	$11.58	$11.96	$10.88
Number of accumulation units outstanding at end of period	2,438,493	2,747,785	3,398,532	4,058,442	4,722,225	1,116,286	1,047,535	1,183,848	1,337,345	1,395,113
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.72	$11.73	$10.42	$10.88	$10.23
Value at end of period	$11.25	$12.72	$11.73	$10.42	$10.88
Number of accumulation units outstanding at end of period	1,119,231	1,280,728	1,465,976	1,605,990	1,921,800

Access	CFI 40

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$51.46	$46.05	$39.14	$41.11	$38.05	$28.97	$25.78	$26.86	$24.34	$20.02
Value at end of period	$43.62	$51.46	$46.05	$39.14	$41.11	$38.05	$28.97	$25.78	$26.86	$24.34
Number of accumulation units outstanding at end of period	784,252	877,158	1,037,290	1,145,480	1,237,067	1,414,939	1,507,700	1,699,610	1,913,501	2,115,747
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$25.30	$18.03	$16.27	$19.70	$19.90	$21.52	$18.41	$22.97	$19.46	$11.56
Value at end of period	$20.66	$25.30	$18.03	$16.27	$19.70	$19.90	$21.52	$18.41	$22.97	$19.46
Number of accumulation units outstanding at end of period	992,586	1,121,504	1,351,187	1,554,952	1,728,510	2,006,819	2,286,277	2,382,690	2,540,647	3,118,848
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$20.93	$18.76	$16.67	$17.53	$15.54	$12.04	$10.23	$10.24	$8.49	$6.88
Value at end of period	$18.03	$20.93	$18.76	$16.67	$17.53	$15.54	$12.04	$10.23	$10.24	$8.49
Number of accumulation units outstanding at end of period	453,288	499,105	628,990	734,407	877,969	1,218,657	1,000,587	914,221	852,544	507,216
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.78	$28.04	$23.50	$24.87	$23.40	$17.17	$14.74	$15.23	$12.25	$9.81
Value at end of period	$27.90	$31.78	$28.04	$23.50	$24.87	$23.40	$17.17	$14.74	$15.23	$12.25
Number of accumulation units outstanding at end of period	712,558	717,282	949,407	1,140,311	1,237,110	1,493,254	1,459,923	1,505,821	1,677,564	1,431,537
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$32.38	$26.23	$25.39	$24.34	$23.79	$20.31	$17.88	$16.71	$14.96	$11.83
Value at end of period	$31.23	$32.38	$26.23	$25.39	$24.34	$23.79	$20.31	$17.88	$16.71	$14.96
Number of accumulation units outstanding at end of period	674,467	757,266	1,056,687	1,145,621	1,285,600	1,564,166	1,769,858	1,789,273	1,950,347	1,910,899
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$23.15	$17.33	$17.68	$17.35	$17.33	$13.92	$11.70	$13.01	$11.46	$8.38
Value at end of period	$19.67	$23.15	$17.33	$17.68	$17.35	$17.33	$13.92	$11.70	$13.01	$11.46
Number of accumulation units outstanding at end of period	439,825	507,340	499,780	643,232	522,669	619,570	546,975	730,089	529,932	604,812
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$85.49	$75.71	$71.43	$69.20	$62.89	$52.46	$46.71	$46.28	$41.37	$31.65
Value at end of period	$84.29	$85.49	$75.71	$71.43	$69.20	$62.89	$52.46	$46.71	$46.28	$41.37
Number of accumulation units outstanding at end of period	1,905,890	2,096,550	2,558,778	2,856,218	3,064,044	3,399,667	3,759,053	4,136,336	4,786,444	5,180,368
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$50.36	$44.16	$37.90	$41.50	$39.37	$30.93	$26.90	$27.66	$24.53	$20.01
Value at end of period	$44.79	$50.36	$44.16	$37.90	$41.50	$39.37	$30.93	$26.90	$27.66	$24.53
Number of accumulation units outstanding at end of period	1,140,973	1,247,713	1,595,621	1,751,688	2,001,394	2,348,514	2,520,734	2,868,134	2,957,369	3,248,847
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.09	$16.13	$16.24	$14.98	$14.08	$10.33	$8.88	$9.17	$8.02	$5.73
Value at end of period	$20.41	$21.09	$16.13	$16.24	$14.98	$14.08	$10.33	$8.88	$9.17	$8.02
Number of accumulation units outstanding at end of period	1,064,828	1,051,427	1,166,527	1,514,547	1,261,120	1,317,527	1,225,275	900,601	961,014	1,015,681
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$17.66	$14.07	$14.08	$14.49	$14.93	$13.31	$11.43	$13.29	$11.91	$8.82
Value at end of period	$14.87	$17.66	$14.07	$14.08	$14.49	$14.93	$13.31	$11.43	$13.29	$11.91
Number of accumulation units outstanding at end of period	649,844	739,010	831,839	954,899	992,040	1,015,746	1,124,162	1,220,197	1,398,501	1,597,899
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.30	$10.28	$10.31	$10.90	$11.93	$10.14	$8.71	$10.11	$9.49	$7.34
Value at end of period	$10.24	$12.30	$10.28	$10.31	$10.90	$11.93	$10.14	$8.71	$10.11	$9.49
Number of accumulation units outstanding at end of period	2,994,059	3,297,356	4,124,251	4,905,562	5,412,272	6,153,716	6,797,000	2,731,608	3,055,080	3,151,373
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.96	$26.69	$24.54	$27.06	$28.37	$22.14	$18.53	$20.04	$18.95	$14.60
Value at end of period	$26.01	$30.96	$26.69	$24.54	$27.06	$28.37	$22.14	$18.53	$20.04	$18.95
Number of accumulation units outstanding at end of period	740,495	821,730	923,957	1,027,347	1,128,163	1,249,386	1,333,134	1,506,653	1,717,330	1,857,874

Access	CFI 41

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.95%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$12.78	$11.46	$11.26	$11.60	$11.61	$10.35	$9.60	$10.16	$9.44	$7.96
Value at end of period	$11.58	$12.78	$11.46	$11.26	$11.60	$11.61	$10.35	$9.60	$10.16	$9.44
Number of accumulation units outstanding at end of period	4,569,478	5,173,204	5,827,444	6,487,425	7,001,985	7,660,611	8,364,885	9,163,770	9,731,707	8,786,491
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$36.57	$32.72	$25.14	$27.37	$27.08	$20.61	$18.89	$20.53	$16.55	$13.51
Value at end of period	$29.34	$36.57	$32.72	$25.14	$27.37	$27.08	$20.61	$18.89	$20.53	$16.55
Number of accumulation units outstanding at end of period	129,839	132,769	176,425	197,472	225,564	261,948	307,378	337,456	373,700	427,908
PROFUND VP BULL
Value at beginning of period	$15.22	$13.00	$12.09	$12.39	$11.34	$8.91	$7.98	$8.14	$7.37	$6.05
Value at end of period	$14.00	$15.22	$13.00	$12.09	$12.39	$11.34	$8.91	$7.98	$8.14	$7.37
Number of accumulation units outstanding at end of period	5,504	5,903	9,319	9,826	11,653	13,868	20,716	22,523	24,279	28,304
PROFUND VP EUROPE 30
Value at beginning of period	$10.63	$9.06	$8.57	$9.81	$10.95	$9.18	$8.03	$8.99	$8.93	$6.88
Value at end of period	$8.95	$10.63	$9.06	$8.57	$9.81	$10.95	$9.18	$8.03	$8.99	$8.93
Number of accumulation units outstanding at end of period	11,271	11,255	18,559	21,719	24,374	28,396	28,697	32,153	42,989	44,665
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.63	$1.88	$2.03	$2.10	$3.07	$2.69	$2.95	$4.81	$5.84	$4.50
Value at end of period	$1.66	$1.63	$1.88	$2.03	$2.10	$3.07	$2.69	$2.95	$4.81	$5.84
Number of accumulation units outstanding at end of period	62,309	63,794	73,774	80,163	90,860	86,469	94,360	95,656	97,550	99,495
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.28	$8.46	$8.62	$9.22	$10.41	$8.46	$7.08	$8.73	$9.80	$10.14
Value at end of period	$8.42	$10.28	$8.46	$8.62	$9.22	$10.41	$8.46	$7.08	$8.73	$9.80
Number of accumulation units outstanding at end of period	120,483	157,022	129,708	238,079	183,355	152,630	75,712	26,556	55,335	1,623
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.94	$10.85	$11.26	$12.37	$13.55	$11.62	$10.29	$10.94	$10.25	$10.65
Value at end of period	$10.88	$12.94	$10.85	$11.26	$12.37	$13.55	$11.62	$10.29	$10.94	$10.25
Number of accumulation units outstanding at end of period	19,928	20,978	23,736	28,940	21,967	18,411	15,614	15,765	14,590	3,105
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.70	$9.66	$9.32	$9.75	$9.48	$8.51	$7.54	$8.00	$7.70	$6.05
Value at end of period	$10.42	$11.70	$9.66	$9.32	$9.75	$9.48	$8.51	$7.54	$8.00	$7.70
Number of accumulation units outstanding at end of period	2,708,524	3,067,180	3,635,796	4,206,090	1,315,959	1,351,286	1,712,067	1,959,001	2,253,901	2,629,207
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.85	$9.00	$8.70	$9.44
Value at end of period	$9.63	$10.85	$9.00	$8.70
Number of accumulation units outstanding at end of period	331,972	356,157	440,814	573,289
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.70	$10.41	$9.97	$10.55	$10.37	$10.12
Value at end of period	$10.61	$11.70	$10.41	$9.97	$10.55	$10.37
Number of accumulation units outstanding at end of period	1,031,222	1,151,625	1,345,928	1,419,387	1,570,657	32,857
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$12.93	$13.14	$13.38	$13.65	$13.92	$14.19	$14.47	$14.76	$15.05	$15.30
Value at end of period	$12.85	$12.93	$13.14	$13.38	$13.65	$13.92	$14.19	$14.47	$14.76	$15.05
Number of accumulation units outstanding at end of period	1,531,742	1,961,634	2,477,085	2,506,704	2,588,669	2,922,458	3,294,219	4,195,103	3,726,691	4,944,633
Access	CFI 42

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.95	$15.28	$14.26	$14.82	$13.71	$10.75	$9.52	$9.99
Value at end of period	$16.74	$17.95	$15.28	$14.26	$14.82	$13.71	$10.75	$9.52
Number of accumulation units outstanding at end of period	4,592,833	5,222,184	6,224,969	6,985,998	7,716,712	8,750,030	9,694,786	10,457,228
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.07	$13.65	$12.72	$13.19	$12.18	$9.53	$8.42	$8.63	$7.73	$6.06
Value at end of period	$15.02	$16.07	$13.65	$12.72	$13.19	$12.18	$9.53	$8.42	$8.63	$7.73
Number of accumulation units outstanding at end of period	1,505,020	1,736,583	2,079,095	2,385,053	2,666,593	3,011,498	3,315,956	3,801,889	1,358,805	1,432,459
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$18.15	$13.29	$13.15	$14.15	$13.95	$13.70	$10.89	$13.61	$12.91	$9.99
Value at end of period	$15.75	$18.15	$13.29	$13.15	$14.15	$13.95	$13.70	$10.89	$13.61	$12.91
Number of accumulation units outstanding at end of period	219,978	236,149	257,536	292,008	295,297	225,210	208,315	263,363	514,972	297,731
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$19.58	$18.80	$16.73	$17.42	$17.56	$16.95	$15.16	$14.81	$13.22	$9.03
Value at end of period	$18.58	$19.58	$18.80	$16.73	$17.42	$17.56	$16.95	$15.16	$14.81	$13.22
Number of accumulation units outstanding at end of period	772,955	847,560	1,057,015	1,139,664	1,313,134	1,631,758	1,961,472	1,686,591	1,761,365	908,647
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.25	$15.79	$14.64	$14.84	$13.33	$10.25	$9.16	$9.37	$8.41	$6.97
Value at end of period	$17.54	$19.25	$15.79	$14.64	$14.84	$13.33	$10.25	$9.16	$9.37	$8.41
Number of accumulation units outstanding at end of period	526,124	351,916	454,838	494,087	577,988	667,716	717,363	789,755	927,565	995,207
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$27.31	$24.59	$21.28	$22.16	$20.68	$15.71	$13.65	$14.12	$11.84	$9.19
Value at end of period	$22.89	$27.31	$24.59	$21.28	$22.16	$20.68	$15.71	$13.65	$14.12	$11.84
Number of accumulation units outstanding at end of period	195,489	210,597	257,260	286,737	345,853	424,255	480,684	546,385	609,244	668,326
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$27.10	$25.21	$20.24	$21.39	$20.73	$14.86	$13.51	$13.92	$11.59	$9.49
Value at end of period	$23.21	$27.10	$25.21	$20.24	$21.39	$20.73	$14.86	$13.51	$13.92	$11.59
Number of accumulation units outstanding at end of period	183,542	193,785	229,986	251,332	285,723	324,645	365,803	403,302	440,060	470,167
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.95	$14.55	$14.25	$14.49	$13.88	$14.21	$13.29	$12.63	$11.76	$10.78
Value at end of period	$14.54	$14.95	$14.55	$14.25	$14.49	$13.88	$14.21	$13.29	$12.63	$11.76
Number of accumulation units outstanding at end of period	12,242,679	13,476,347	15,191,718	16,714,161	18,475,409	5,636,117	5,524,443	5,863,796	6,206,308	6,451,426
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.18	$9.18	$9.32	$9.65	$10.16
Value at end of period	$9.41	$11.18	$9.18	$9.32	$9.65
Number of accumulation units outstanding at end of period	4,516,472	4,931,767	5,752,384	6,577,170	7,282,103
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$10.13	$8.30	$8.42	$8.68	$9.43	$7.95	$6.84	$7.97	$7.55	$6.04
Value at end of period	$8.56	$10.13	$8.30	$8.42	$8.68	$9.43	$7.95	$6.84	$7.97	$7.55
Number of accumulation units outstanding at end of period	164,495	176,942	246,799	302,841	357,580	475,874	407,661	371,833	571,744	540,619
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$14.94	$12.15	$12.04	$11.11	$11.98	$9.79	$9.28	$10.97	$9.85	$9.77
Value at end of period	$12.48	$14.94	$12.15	$12.04	$11.11	$11.98	$9.79	$9.28	$10.97	$9.85
Number of accumulation units outstanding at end of period	48,707	67,301	65,921	153,943	70,837	80,535	35,526	30,902	33,251	2,545
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$19.34	$15.29	$15.09	$14.56	$13.13	$10.28	$10.32
Value at end of period	$18.57	$19.34	$15.29	$15.09	$14.56	$13.13	$10.28
Number of accumulation units outstanding at end of period	6,718,981	7,707,085	9,702,824	11,096,157	12,463,566	13,991,615	15,574,620
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.69	$23.40	$23.01	$22.12	$19.90	$15.54	$13.45	$13.42	$11.98	$8.57
Value at end of period	$28.60	$29.69	$23.40	$23.01	$22.12	$19.90	$15.54	$13.45	$13.42	$11.98
Number of accumulation units outstanding at end of period	2,614,237	3,073,755	3,955,528	4,615,993	5,422,863	3,611,717	883,032	1,038,029	641,795	404,582

Access	CFI 43

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.86	$16.09	$14.45	$15.45	$14.36	$11.21	$10.00	$10.04
Value at end of period	$16.11	$17.86	$16.09	$14.45	$15.45	$14.36	$11.21	$10.00
Number of accumulation units outstanding at end of period	3,050,962	3,519,373	4,372,038	5,077,333	4,852,661	2,061,174	360,984	195,176
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$20.94	$17.11	$16.31	$16.59	$15.59	$12.07	$10.81	$11.11	$8.72	$6.31
Value at end of period	$18.95	$20.94	$17.11	$16.31	$16.59	$15.59	$12.07	$10.81	$11.11	$8.72
Number of accumulation units outstanding at end of period	2,026,444	2,312,735	1,336,074	1,548,014	1,692,293	2,042,615	1,366,532	1,287,437	1,172,403	647,451
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.74	$10.17	$9.91	$10.18	$9.81	$9.59	$9.06	$8.78	$8.31	$8.25
Value at end of period	$10.25	$10.74	$10.17	$9.91	$10.18	$9.81	$9.59	$9.06	$8.78	$8.31
Number of accumulation units outstanding at end of period	2,790,596	2,922,347	3,508,193	4,109,542	4,335,215	4,738,284	5,638,432	5,987,264	4,845,565	4,777,187
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.27	$13.35	$12.69	$13.21	$12.79	$10.99	$9.92	$10.25	$9.36	$9.21
Value at end of period	$13.85	$15.27	$13.35	$12.69	$13.21	$12.79	$10.99	$9.92	$10.25	$9.36
Number of accumulation units outstanding at end of period	17,771,755	19,398,057	23,818,393	26,764,293	29,932,322	33,789,179	36,373,432	38,938,265	41,710,174	44,762,701
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.01	$13.36	$12.76	$13.22	$12.76	$11.24	$10.28	$10.47	$9.62	$9.49
Value at end of period	$13.79	$15.01	$13.36	$12.76	$13.22	$12.76	$11.24	$10.28	$10.47	$9.62
Number of accumulation units outstanding at end of period	11,702,951	13,119,364	15,470,560	17,405,244	19,408,440	21,267,493	22,887,896	24,435,172	26,143,151	27,731,127
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.99	$12.76	$12.30	$12.75	$12.35	$11.45	$10.59	$10.58	$9.85	$9.75
Value at end of period	$13.02	$13.99	$12.76	$12.30	$12.75	$12.35	$11.45	$10.59	$10.58	$9.85
Number of accumulation units outstanding at end of period	5,703,060	6,205,476	7,356,021	8,133,601	8,883,679	10,216,292	11,171,797	11,686,641	12,734,746	13,459,100
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$32.00	$24.93	$23.91	$22.71	$20.54	$15.91	$14.20	$13.94	$12.64	$10.20
Value at end of period	$31.00	$32.00	$24.93	$23.91	$22.71	$20.54	$15.91	$14.20	$13.94	$12.64
Number of accumulation units outstanding at end of period	494,518	500,685	562,681	575,863	516,244	361,025	374,387	322,048	302,452	315,447
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$18.64	$15.55	$14.32	$14.35	$13.00	$10.06	$8.90	$8.89	$8.09	$6.68
Value at end of period	$17.61	$18.64	$15.55	$14.32	$14.35	$13.00	$10.06	$8.90	$8.89	$8.09
Number of accumulation units outstanding at end of period	944,564	856,428	1,102,105	1,152,299	1,396,600	1,209,955	1,222,419	1,182,523	1,491,909	1,537,427
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$25.56	$23.03	$20.37	$21.59	$19.62	$15.22	$13.39	$13.58	$12.46	$10.54
Value at end of period	$23.34	$25.56	$23.03	$20.37	$21.59	$19.62	$15.22	$13.39	$13.58	$12.46
Number of accumulation units outstanding at end of period	581,136	614,821	733,668	820,315	424,035	343,597	298,911	226,688	202,476	154,282
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$31.05	$25.47	$24.31	$24.99	$22.95	$17.35	$15.32	$15.97	$12.94	$10.14
Value at end of period	$28.81	$31.05	$25.47	$24.31	$24.99	$22.95	$17.35	$15.32	$15.97	$12.94
Number of accumulation units outstanding at end of period	460,112	491,085	585,651	639,138	610,425	697,927	736,610	750,346	801,914	789,109
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.81	$17.17	$15.48	$16.29	$14.77	$11.25	$9.84	$10.24	$8.36	$6.11
Value at end of period	$17.57	$19.81	$17.17	$15.48	$16.29	$14.77	$11.25	$9.84	$10.24	$8.36
Number of accumulation units outstanding at end of period	880,503	962,884	1,198,511	1,109,450	1,021,483	868,183	844,587	844,438	971,877	727,369

Access	CFI 44

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.53	$17.47	$14.75	$15.80	$15.39	$11.35	$9.99	$10.63	$8.60	$6.94
Value at end of period	$16.95	$19.53	$17.47	$14.75	$15.80	$15.39	$11.35	$9.99	$10.63	$8.60
Number of accumulation units outstanding at end of period	657,922	663,523	856,369	905,581	869,741	1,017,389	932,748	887,230	1,007,545	845,599
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$17.59	$15.14	$13.65	$14.09	$13.64	$10.02	$8.90	$9.02	$6.97	$5.44
Value at end of period	$14.47	$17.59	$15.14	$13.65	$14.09	$13.64	$10.02	$8.90	$9.02	$6.97
Number of accumulation units outstanding at end of period	54,806	59,695	77,386	95,865	115,289	140,732	163,092	175,561	196,291	224,324
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$20.84	$19.15	$15.73	$16.21	$15.55	$11.55	$10.31	$10.80	$8.88	$7.12
Value at end of period	$17.16	$20.84	$19.15	$15.73	$16.21	$15.55	$11.55	$10.31	$10.80	$8.88
Number of accumulation units outstanding at end of period	326,099	399,868	454,851	424,767	455,788	534,209	612,548	676,236	730,562	637,166
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.55	$9.97	$9.58	$10.03
Value at end of period	$10.29	$11.55	$9.97	$9.58
Number of accumulation units outstanding at end of period	4,474,885	4,991,320	5,855,715	6,500,658
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.36	$11.25	$11.24	$11.46	$11.08	$11.63	$11.45	$10.92	$10.51	$10.16
Value at end of period	$11.07	$11.36	$11.25	$11.24	$11.46	$11.08	$11.63	$11.45	$10.92	$10.51
Number of accumulation units outstanding at end of period	947,373	1,010,822	1,308,949	1,335,118	1,250,994	1,031,367	1,389,261	1,678,619	1,352,838	1,454,753
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$24.18	$19.23	$18.62	$19.99	$19.54	$14.35	$12.23	$12.21	$9.84	$7.42
Value at end of period	$23.25	$24.18	$19.23	$18.62	$19.99	$19.54	$14.35	$12.23	$12.21	$9.84
Number of accumulation units outstanding at end of period	867,093	965,955	1,166,089	1,372,191	1,576,303	1,869,863	1,743,326	1,832,414	1,920,312	2,034,794
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.96	$10.91	$10.74	$11.24	$11.18	$12.49	$11.98	$10.91	$10.54	$9.88
Value at end of period	$10.53	$10.96	$10.91	$10.74	$11.24	$11.18	$12.49	$11.98	$10.91	$10.54
Number of accumulation units outstanding at end of period	1,254,336	1,262,876	1,442,586	1,449,781	1,610,349	1,844,662	3,069,280	3,095,975	1,335,718	736,563
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$14.15	$13.06	$13.23	$13.73	$12.30	$12.09	$9.82	$10.57	$9.29	$7.10
Value at end of period	$12.66	$14.15	$13.06	$13.23	$13.73	$12.30	$12.09	$9.82	$10.57	$9.29
Number of accumulation units outstanding at end of period	384,455	422,162	521,289	608,935	690,682	784,722	867,714	962,296	1,076,870	1,272,193
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$98.00	$95.02	$92.96	$92.09	$72.31	$72.26	$63.79	$59.41	$47.34	$35.53
Value at end of period	$88.73	$98.00	$95.02	$92.96	$92.09	$72.31	$72.26	$63.79	$59.41	$47.34
Number of accumulation units outstanding at end of period	63,981	69,784	93,636	118,146	136,468	175,758	216,917	238,603	276,898	343,912
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$18.36	$15.40	$14.49	$14.35	$12.97	$9.82	$8.92	$9.54	$8.69	$6.73
Value at end of period	$16.38	$18.36	$15.40	$14.49	$14.35	$12.97	$9.82	$8.92	$9.54	$8.69
Number of accumulation units outstanding at end of period	1,239,236	1,348,116	1,538,880	1,659,060	1,818,720	2,024,960	2,202,631	2,253,089	2,482,365	2,512,125
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$18.49	$17.00	$14.01	$14.73	$14.40	$10.49	$9.37	$9.82	$7.99	$6.54
Value at end of period	$14.91	$18.49	$17.00	$14.01	$14.73	$14.40	$10.49	$9.37	$9.82	$7.99
Number of accumulation units outstanding at end of period	467,096	500,560	613,178	697,659	759,121	869,382	991,819	1,128,872	1,279,028	1,440,440
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.77	$14.57	$12.85	$14.00	$13.59	$12.09	$10.95	$10.90	$9.84	$7.60
Value at end of period	$14.68	$15.77	$14.57	$12.85	$14.00	$13.59	$12.09	$10.95	$10.90	$9.84
Number of accumulation units outstanding at end of period	1,672,116	2,010,285	2,381,635	2,694,003	3,165,253	3,275,470	3,163,571	3,219,719	3,315,680	3,386,163
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$22.89	$19.84	$17.18	$18.63	$17.41	$13.15	$11.31	$11.78	$10.43	$8.28
Value at end of period	$19.66	$22.89	$19.84	$17.18	$18.63	$17.41	$13.15	$11.31	$11.78	$10.43
Number of accumulation units outstanding at end of period	708,895	804,218	1,042,365	1,187,880	1,418,748	1,425,766	1,309,287	1,385,160	1,414,600	1,474,475
Access	CFI 45

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.43	$17.91	$15.88	$16.58	$15.56	$12.73	$11.54	$11.93	$10.86	$9.05
Value at end of period	$17.20	$19.43	$17.91	$15.88	$16.58	$15.56	$12.73	$11.54	$11.93	$10.86
Number of accumulation units outstanding at end of period	1,280,807	1,487,310	1,872,372	2,128,713	2,458,378	1,125,776	1,008,727	1,074,103	1,103,836	1,088,308
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.69	$11.72	$10.41	$10.88	$10.14
Value at end of period	$11.23	$12.69	$11.72	$10.41	$10.88
Number of accumulation units outstanding at end of period	3,383,161	3,940,501	4,548,819	4,860,560	5,189,083
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$50.83	$45.51	$38.70	$40.67	$37.66	$28.69	$25.54	$26.63	$24.14	$19.86
Value at end of period	$43.07	$50.83	$45.51	$38.70	$40.67	$37.66	$28.69	$25.54	$26.63	$24.14
Number of accumulation units outstanding at end of period	265,329	283,597	362,462	366,535	409,287	445,657	448,249	490,438	539,995	572,851
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$25.04	$17.86	$16.13	$19.53	$19.74	$21.35	$18.29	$22.82	$19.34	$11.50
Value at end of period	$20.44	$25.04	$17.86	$16.13	$19.53	$19.74	$21.35	$18.29	$22.82	$19.34
Number of accumulation units outstanding at end of period	1,251,408	1,385,405	1,527,529	1,672,345	1,904,955	1,897,428	2,024,486	2,027,389	2,059,178	2,406,494
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$33.34	$29.90	$26.58	$27.96	$24.80	$19.23	$16.34	$16.37	$13.57	$11.02
Value at end of period	$28.70	$33.34	$29.90	$26.58	$27.96	$24.80	$19.23	$16.34	$16.37	$13.57
Number of accumulation units outstanding at end of period	288,243	334,805	415,316	495,059	609,871	803,006	661,980	568,733	521,278	388,927
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.53	$27.83	$23.34	$24.71	$23.26	$17.07	$14.67	$15.17	$12.21	$9.77
Value at end of period	$27.66	$31.53	$27.83	$23.34	$24.71	$23.26	$17.07	$14.67	$15.17	$12.21
Number of accumulation units outstanding at end of period	700,599	586,069	751,720	826,459	862,533	1,038,536	943,783	913,590	808,465	638,318
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$32.12	$26.04	$25.22	$24.18	$23.65	$20.20	$17.79	$16.64	$14.90	$11.79
Value at end of period	$30.96	$32.12	$26.04	$25.22	$24.18	$23.65	$20.20	$17.79	$16.64	$14.90
Number of accumulation units outstanding at end of period	624,792	717,487	876,085	901,998	981,738	1,259,103	1,464,793	1,432,949	1,201,062	1,028,934
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$25.87	$19.38	$19.77	$19.42	$19.40	$15.60	$13.11	$14.59	$12.85	$9.41
Value at end of period	$21.97	$25.87	$19.38	$19.77	$19.42	$19.40	$15.60	$13.11	$14.59	$12.85
Number of accumulation units outstanding at end of period	442,974	512,444	525,804	640,364	625,432	706,770	617,441	694,917	695,149	797,167
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$84.25	$74.65	$70.46	$68.29	$62.10	$51.82	$46.17	$45.76	$40.93	$31.33
Value at end of period	$83.02	$84.25	$74.65	$70.46	$68.29	$62.10	$51.82	$46.17	$45.76	$40.93
Number of accumulation units outstanding at end of period	1,821,182	2,022,180	2,448,998	2,587,016	2,779,401	2,968,270	3,000,745	3,106,109	3,316,794	3,340,970
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$49.63	$43.54	$37.39	$40.95	$38.87	$30.56	$26.59	$27.36	$24.27	$19.81
Value at end of period	$44.12	$49.63	$43.54	$37.39	$40.95	$38.87	$30.56	$26.59	$27.36	$24.27
Number of accumulation units outstanding at end of period	558,477	602,346	701,040	719,617	790,309	882,232	911,304	947,023	928,683	923,809
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.98	$16.05	$16.17	$14.92	$14.03	$10.30	$8.86	$9.16	$8.01	$5.73
Value at end of period	$20.29	$20.98	$16.05	$16.17	$14.92	$14.03	$10.30	$8.86	$9.16	$8.01
Number of accumulation units outstanding at end of period	934,409	894,826	1,009,650	1,183,919	1,102,594	1,346,556	1,190,043	959,911	1,067,560	987,671
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$17.54	$13.99	$14.00	$14.42	$14.87	$13.26	$11.39	$13.25	$11.88	$8.80
Value at end of period	$14.77	$17.54	$13.99	$14.00	$14.42	$14.87	$13.26	$11.39	$13.25	$11.88
Number of accumulation units outstanding at end of period	559,280	607,239	674,193	688,515	646,396	647,370	707,844	700,849	749,135	899,945

Access	CFI 46

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.23	$10.22	$10.26	$10.85	$11.88	$10.10	$8.68	$10.09	$9.47	$7.33
Value at end of period	$10.17	$12.23	$10.22	$10.26	$10.85	$11.88	$10.10	$8.68	$10.09	$9.47
Number of accumulation units outstanding at end of period	2,443,847	2,661,554	3,168,374	3,548,999	3,940,479	4,087,571	4,292,665	1,619,838	1,794,450	1,737,933
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.57	$26.37	$24.25	$26.76	$28.06	$21.91	$18.35	$19.85	$18.79	$14.48
Value at end of period	$25.67	$30.57	$26.37	$24.25	$26.76	$28.06	$21.91	$18.35	$19.85	$18.79
Number of accumulation units outstanding at end of period	244,285	269,017	322,039	357,620	423,830	453,011	446,499	462,920	505,792	516,157

Separate Account Annual Charges of 2.05%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$12.65	$11.36	$11.17	$11.52	$11.54	$10.30	$9.56	$10.13	$9.42	$7.95
Value at end of period	$11.46	$12.65	$11.36	$11.17	$11.52	$11.54	$10.30	$9.56	$10.13	$9.42
Number of accumulation units outstanding at end of period	157,255	183,046	203,743	302,288	358,143	404,026	399,421	399,536	404,100	418,581
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$36.03	$32.27	$24.82	$27.04	$26.79	$20.41	$18.73	$20.37	$16.44	$13.43
Value at end of period	$28.88	$36.03	$32.27	$24.82	$27.04	$26.79	$20.41	$18.73	$20.37	$16.44
Number of accumulation units outstanding at end of period	13,932	14,415	18,460	22,069	24,147	27,685	28,990	35,959	41,191	49,728
PROFUND VP BULL
Value at beginning of period	$14.96	$12.80	$11.91	$12.22	$11.19	$8.80	$7.89	$8.06	$7.31	$6.00
Value at end of period	$13.75	$14.96	$12.80	$11.91	$12.22	$11.19	$8.80	$7.89	$8.06	$7.31
Number of accumulation units outstanding at end of period	620	631	640	651	662	673	684	695	972	997
PROFUND VP EUROPE 30
Value at beginning of period	$10.45	$8.91	$8.44	$9.67	$10.81	$9.07	$7.94	$8.90	$8.85	$6.83
Value at end of period	$8.79	$10.45	$8.91	$8.44	$9.67	$10.81	$9.07	$7.94	$8.90	$8.85
Number of accumulation units outstanding at end of period	5,796	6,828	7,222	9,285	9,309	9,333	9,500	10,450	10,492	11,840
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.60	$1.86	$2.00	$2.07	$3.04	$2.66	$2.92	$4.77	$5.80	$4.48
Value at end of period	$1.64	$1.60	$1.86	$2.00	$2.07	$3.04	$2.66	$2.92	$4.77	$5.80
Number of accumulation units outstanding at end of period	9,625	17,719	17,489	14,734	20,862	16,843	19,281	16,350	15,825	13,948
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2010)
Value at beginning of period	$10.19	$8.40	$8.56	$9.17	$10.36	$8.43	$7.07	$8.72	$9.34
Value at end of period	$8.34	$10.19	$8.40	$8.56	$9.17	$10.36	$8.43	$7.07	$8.72
Number of accumulation units outstanding at end of period	13,433	14,334	6,170	10,822	11,388	6,389	3,869	493	570
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.83	$10.77	$11.18	$12.31	$13.49	$11.58	$10.26	$10.93	$11.27
Value at end of period	$10.77	$12.83	$10.77	$11.18	$12.31	$13.49	$11.58	$10.26	$10.93
Number of accumulation units outstanding at end of period	876	916	972	986	1,006	2,073	673	837	423
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.58	$9.58	$9.24	$9.68	$9.42	$8.46	$7.51	$7.97	$7.69	$6.04
Value at end of period	$10.31	$11.58	$9.58	$9.24	$9.68	$9.42	$8.46	$7.51	$7.97	$7.69
Number of accumulation units outstanding at end of period	207,527	232,879	284,906	372,105	90,223	94,835	94,538	94,628	122,301	90,650
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.82	$8.98	$8.70	$9.44
Value at end of period	$9.60	$10.82	$8.98	$8.70
Number of accumulation units outstanding at end of period	12,493	14,847	20,806	23,186
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during August 2013)
Value at beginning of period	$11.64	$10.37	$9.94	$10.54	$10.36	$9.93
Value at end of period	$10.55	$11.64	$10.37	$9.94	$10.54	$10.36
Number of accumulation units outstanding at end of period	110,511	138,726	145,928	181,576	215,852	337

Access	CFI 47

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$12.56	$12.77	$13.02	$13.29	$13.57	$13.85	$14.14	$14.43	$14.73	$14.99
Value at end of period	$12.47	$12.56	$12.77	$13.02	$13.29	$13.57	$13.85	$14.14	$14.43	$14.73
Number of accumulation units outstanding at end of period	158,933	108,654	159,795	159,619	147,502	212,195	246,165	326,126	650,637	899,423
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.82	$15.19	$14.19	$14.76	$13.67	$10.73	$9.51	$9.99
Value at end of period	$16.60	$17.82	$15.19	$14.19	$14.76	$13.67	$10.73	$9.51
Number of accumulation units outstanding at end of period	237,719	249,063	302,683	360,536	403,399	457,100	539,005	584,888
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.91	$13.52	$12.61	$13.09	$12.10	$9.48	$8.38	$8.60	$7.71	$6.06
Value at end of period	$14.85	$15.91	$13.52	$12.61	$13.09	$12.10	$9.48	$8.38	$8.60	$7.71
Number of accumulation units outstanding at end of period	144,485	154,848	210,804	229,533	266,496	307,908	394,454	474,550	289,365	301,735
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.99	$13.18	$13.06	$14.07	$13.89	$13.65	$10.86	$13.59	$12.90	$10.01
Value at end of period	$15.59	$17.99	$13.18	$13.06	$14.07	$13.89	$13.65	$10.86	$13.59	$12.90
Number of accumulation units outstanding at end of period	13,361	13,734	14,558	16,687	10,735	13,088	8,806	18,038	29,067	29,534
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$19.31	$18.56	$16.54	$17.23	$17.39	$16.80	$15.05	$14.71	$13.14	$8.98
Value at end of period	$18.31	$19.31	$18.56	$16.54	$17.23	$17.39	$16.80	$15.05	$14.71	$13.14
Number of accumulation units outstanding at end of period	108,155	129,990	145,336	166,532	174,922	234,416	221,377	222,211	240,004	150,448
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$18.93	$15.54	$14.43	$14.64	$13.16	$10.13	$9.06	$9.28	$8.34	$6.92
Value at end of period	$17.23	$18.93	$15.54	$14.43	$14.64	$13.16	$10.13	$9.06	$9.28	$8.34
Number of accumulation units outstanding at end of period	13,146	5,283	7,249	7,917	10,076	38,627	46,668	61,834	63,553	64,655
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$24.11	$21.73	$18.82	$19.62	$18.33	$13.94	$12.12	$12.55	$10.54	$8.18
Value at end of period	$20.18	$24.11	$21.73	$18.82	$19.62	$18.33	$13.94	$12.12	$12.55	$10.54
Number of accumulation units outstanding at end of period	8,465	8,385	9,313	10,054	12,023	18,667	23,820	40,331	45,204	50,740
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.96	$21.38	$17.19	$18.18	$17.63	$12.65	$11.52	$11.88	$9.90	$8.12
Value at end of period	$19.65	$22.96	$21.38	$17.19	$18.18	$17.63	$12.65	$11.52	$11.88	$9.90
Number of accumulation units outstanding at end of period	15,742	15,989	17,551	21,536	22,375	28,090	30,522	44,772	47,699	56,008
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.72	$14.34	$14.05	$14.31	$13.72	$14.06	$13.16	$12.52	$11.67	$10.71
Value at end of period	$14.30	$14.72	$14.34	$14.05	$14.31	$13.72	$14.06	$13.16	$12.52	$11.67
Number of accumulation units outstanding at end of period	1,142,775	1,223,259	1,373,534	1,530,730	1,704,929	631,527	694,509	780,624	835,637	869,777
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.13	$9.15	$9.31	$9.64	$10.49
Value at end of period	$9.36	$11.13	$9.15	$9.31	$9.64
Number of accumulation units outstanding at end of period	331,744	367,455	472,981	507,326	574,900
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$10.03	$8.23	$8.35	$8.62	$9.38	$7.91	$6.81	$7.94	$7.53	$6.04
Value at end of period	$8.46	$10.03	$8.23	$8.35	$8.62	$9.38	$7.91	$6.81	$7.94	$7.53
Number of accumulation units outstanding at end of period	10,062	24,689	27,327	27,908	30,397	44,472	15,631	12,802	7,730	80,554
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.82	$12.06	$11.97	$11.05	$11.93	$9.76	$9.26	$10.96	$10.12
Value at end of period	$12.36	$14.82	$12.06	$11.97	$11.05	$11.93	$9.76	$9.26	$10.96
Number of accumulation units outstanding at end of period	0	0	650	1,271	155	1,887	179	402	2,337
Access	CFI 48

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$19.23	$15.22	$15.03	$14.52	$13.11	$10.27	$10.31
Value at end of period	$18.44	$19.23	$15.22	$15.03	$14.52	$13.11	$10.27
Number of accumulation units outstanding at end of period	378,943	401,006	509,312	583,644	644,430	768,244	869,707
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.28	$23.10	$22.74	$21.88	$19.70	$15.40	$13.35	$13.32	$11.91	$8.53
Value at end of period	$28.18	$29.28	$23.10	$22.74	$21.88	$19.70	$15.40	$13.35	$13.32	$11.91
Number of accumulation units outstanding at end of period	235,338	276,079	342,237	393,683	452,528	312,246	81,528	83,180	34,763	37,256
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.74	$15.99	$14.37	$15.39	$14.32	$11.19	$9.99	$10.04
Value at end of period	$15.98	$17.74	$15.99	$14.37	$15.39	$14.32	$11.19	$9.99
Number of accumulation units outstanding at end of period	227,025	255,919	327,130	371,405	331,216	150,788	30,027	27,528
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$18.53	$18.70	$18.85	$19.13	$19.40	$19.67	$19.78	$19.96	$19.76	$18.83
Value at end of period	$18.35	$18.53	$18.70	$18.85	$19.13	$19.40	$19.67	$19.78	$19.96	$19.76
Number of accumulation units outstanding at end of period	1,988	2,022	2,051	2,340	3,201	4,547	4,645	5,512	10,273	12,812
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$20.59	$16.84	$16.07	$16.36	$15.39	$11.93	$10.69	$11.00	$8.64	$6.26
Value at end of period	$18.61	$20.59	$16.84	$16.07	$16.36	$15.39	$11.93	$10.69	$11.00	$8.64
Number of accumulation units outstanding at end of period	231,026	249,318	126,728	153,909	162,067	193,766	140,996	119,653	113,178	84,809
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.66	$10.09	$9.84	$10.13	$9.77	$9.55	$9.04	$8.77	$8.30	$8.25
Value at end of period	$10.15	$10.66	$10.09	$9.84	$10.13	$9.77	$9.55	$9.04	$8.77	$8.30
Number of accumulation units outstanding at end of period	160,445	210,974	333,557	448,143	263,995	312,978	599,995	430,697	444,074	375,197
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.15	$13.25	$12.61	$13.14	$12.73	$10.96	$9.90	$10.23	$9.36	$9.21
Value at end of period	$13.73	$15.15	$13.25	$12.61	$13.14	$12.73	$10.96	$9.90	$10.23	$9.36
Number of accumulation units outstanding at end of period	772,104	874,753	1,087,337	1,234,122	1,656,299	1,871,617	1,993,654	2,249,284	2,665,084	2,823,928
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.88	$13.26	$12.68	$13.15	$12.70	$11.21	$10.25	$10.46	$9.62	$9.49
Value at end of period	$13.66	$14.88	$13.26	$12.68	$13.15	$12.70	$11.21	$10.25	$10.46	$9.62
Number of accumulation units outstanding at end of period	680,930	739,070	899,810	996,232	1,169,994	1,261,712	1,327,401	1,461,252	1,766,469	2,018,819
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.88	$12.67	$12.23	$12.68	$12.30	$11.41	$10.57	$10.57	$9.85	$9.75
Value at end of period	$12.90	$13.88	$12.67	$12.23	$12.68	$12.30	$11.41	$10.57	$10.57	$9.85
Number of accumulation units outstanding at end of period	412,442	506,042	602,225	833,379	901,309	979,085	1,026,041	1,130,163	1,239,232	1,381,171
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$31.72	$24.73	$23.75	$22.58	$20.44	$15.85	$14.16	$13.91	$12.63	$10.82
Value at end of period	$30.69	$31.72	$24.73	$23.75	$22.58	$20.44	$15.85	$14.16	$13.91	$12.63
Number of accumulation units outstanding at end of period	16,404	43,052	54,236	43,519	51,070	31,082	21,926	59,808	26,401	29,883
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$18.46	$15.41	$14.21	$14.25	$12.92	$10.01	$8.87	$8.86	$8.08	$6.68
Value at end of period	$17.41	$18.46	$15.41	$14.21	$14.25	$12.92	$10.01	$8.87	$8.86	$8.08
Number of accumulation units outstanding at end of period	133,961	90,415	99,188	94,458	89,697	102,220	68,856	73,528	78,578	84,853
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.34	$22.85	$20.23	$21.46	$19.53	$15.16	$13.35	$13.55	$12.45	$10.62
Value at end of period	$23.11	$25.34	$22.85	$20.23	$21.46	$19.53	$15.16	$13.35	$13.55	$12.45
Number of accumulation units outstanding at end of period	40,340	74,379	90,506	86,069	41,267	27,716	9,220	6,162	5,135	2,791

Access	CFI 49

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$30.78	$25.27	$24.15	$24.85	$22.84	$17.28	$15.27	$15.94	$12.93	$11.16
Value at end of period	$28.53	$30.78	$25.27	$24.15	$24.85	$22.84	$17.28	$15.27	$15.94	$12.93
Number of accumulation units outstanding at end of period	24,449	29,516	29,554	30,325	34,762	41,721	45,722	51,002	57,632	58,538
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.62	$17.02	$15.36	$16.18	$14.69	$11.20	$9.80	$10.21	$8.35	$6.10
Value at end of period	$17.38	$19.62	$17.02	$15.36	$16.18	$14.69	$11.20	$9.80	$10.21	$8.35
Number of accumulation units outstanding at end of period	38,102	42,521	58,485	50,662	52,264	31,680	20,729	18,646	20,647	20,671
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.33	$17.32	$14.63	$15.69	$15.30	$11.29	$9.95	$10.60	$8.59	$6.94
Value at end of period	$16.77	$19.33	$17.32	$14.63	$15.69	$15.30	$11.29	$9.95	$10.60	$8.59
Number of accumulation units outstanding at end of period	31,652	37,634	49,162	55,230	41,947	51,594	46,186	51,300	48,816	62,483
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$17.29	$14.90	$13.45	$13.89	$13.46	$9.91	$8.80	$8.94	$6.91	$5.40
Value at end of period	$14.21	$17.29	$14.90	$13.45	$13.89	$13.46	$9.91	$8.80	$8.94	$6.91
Number of accumulation units outstanding at end of period	8,182	9,172	9,912	12,350	14,128	21,351	28,785	30,262	31,463	33,086
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$20.64	$18.98	$15.61	$16.10	$15.46	$11.49	$10.27	$10.77	$8.87	$7.12
Value at end of period	$16.97	$20.64	$18.98	$15.61	$16.10	$15.46	$11.49	$10.27	$10.77	$8.87
Number of accumulation units outstanding at end of period	21,803	24,950	26,290	28,463	36,318	50,699	57,732	60,435	70,396	38,339
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.52	$9.96	$9.57	$10.03
Value at end of period	$10.25	$11.52	$9.96	$9.57
Number of accumulation units outstanding at end of period	303,259	390,113	418,108	477,742
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.24	$11.15	$11.15	$11.38	$11.02	$11.57	$11.41	$10.88	$10.49	$10.15
Value at end of period	$10.95	$11.24	$11.15	$11.15	$11.38	$11.02	$11.57	$11.41	$10.88	$10.49
Number of accumulation units outstanding at end of period	77,453	70,037	83,677	67,525	84,139	87,544	126,110	154,225	234,212	248,184
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$23.86	$19.00	$18.42	$19.80	$19.37	$14.24	$12.15	$12.14	$9.79	$7.40
Value at end of period	$22.93	$23.86	$19.00	$18.42	$19.80	$19.37	$14.24	$12.15	$12.14	$9.79
Number of accumulation units outstanding at end of period	87,165	89,117	106,400	207,853	230,437	278,859	264,716	297,304	218,598	231,793
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.86	$10.82	$10.66	$11.18	$11.13	$12.44	$11.95	$10.89	$10.54	$9.87
Value at end of period	$10.42	$10.86	$10.82	$10.66	$11.18	$11.13	$12.44	$11.95	$10.89	$10.54
Number of accumulation units outstanding at end of period	75,144	83,676	89,047	90,911	97,570	122,747	338,041	247,396	121,893	86,134
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.98	$12.91	$13.10	$13.61	$12.20	$12.01	$9.76	$10.52	$9.26	$7.09
Value at end of period	$12.49	$13.98	$12.91	$13.10	$13.61	$12.20	$12.01	$9.76	$10.52	$9.26
Number of accumulation units outstanding at end of period	31,931	39,680	42,673	46,560	47,108	54,234	58,303	68,080	75,504	101,956
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$95.15	$92.35	$90.44	$89.69	$70.50	$70.52	$62.32	$58.10	$46.35	$34.82
Value at end of period	$86.06	$95.15	$92.35	$90.44	$89.69	$70.50	$70.52	$62.32	$58.10	$46.35
Number of accumulation units outstanding at end of period	13,077	13,769	15,170	16,679	18,806	21,665	24,755	28,496	32,166	38,671
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$18.13	$15.23	$14.34	$14.22	$12.86	$9.75	$8.86	$9.49	$8.65	$6.71
Value at end of period	$16.16	$18.13	$15.23	$14.34	$14.22	$12.86	$9.75	$8.86	$9.49	$8.65
Number of accumulation units outstanding at end of period	134,367	142,727	163,771	171,661	180,101	226,401	237,492	244,973	283,691	300,132
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$18.27	$16.81	$13.88	$14.60	$14.28	$10.42	$9.31	$9.77	$7.96	$6.52
Value at end of period	$14.72	$18.27	$16.81	$13.88	$14.60	$14.28	$10.42	$9.31	$9.77	$7.96
Number of accumulation units outstanding at end of period	34,251	38,523	43,790	89,256	93,526	100,601	125,066	133,336	148,801	165,308

Access	CFI 50

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.58	$14.42	$12.72	$13.87	$13.49	$12.01	$10.89	$10.84	$9.80	$7.58
Value at end of period	$14.49	$15.58	$14.42	$12.72	$13.87	$13.49	$12.01	$10.89	$10.84	$9.80
Number of accumulation units outstanding at end of period	158,421	181,981	212,750	254,094	293,549	332,033	356,433	430,245	416,561	406,824
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.13	$16.59	$14.38	$15.61	$14.61	$11.05	$9.50	$9.91	$8.79	$6.98
Value at end of period	$16.41	$19.13	$16.59	$14.38	$15.61	$14.61	$11.05	$9.50	$9.91	$8.79
Number of accumulation units outstanding at end of period	28,259	26,726	36,638	55,626	66,280	56,004	44,173	47,883	57,641	61,208
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.18	$17.70	$15.71	$16.42	$15.42	$12.63	$11.46	$11.86	$10.80	$9.01
Value at end of period	$16.96	$19.18	$17.70	$15.71	$16.42	$15.42	$12.63	$11.46	$11.86	$10.80
Number of accumulation units outstanding at end of period	178,071	196,989	232,518	294,736	334,897	172,967	180,012	210,352	186,219	153,100
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.64	$11.68	$10.38	$10.87	$10.23
Value at end of period	$11.17	$12.64	$11.68	$10.38	$10.87
Number of accumulation units outstanding at end of period	118,546	150,622	169,422	226,038	295,236
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$49.59	$44.45	$37.84	$39.80	$36.90	$28.13	$25.07	$26.16	$23.74	$19.56
Value at end of period	$41.97	$49.59	$44.45	$37.84	$39.80	$36.90	$28.13	$25.07	$26.16	$23.74
Number of accumulation units outstanding at end of period	26,686	30,665	39,489	38,728	40,796	41,752	34,927	46,560	51,086	58,122
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$24.54	$17.52	$15.84	$19.20	$19.42	$21.03	$18.03	$22.52	$19.11	$11.37
Value at end of period	$20.01	$24.54	$17.52	$15.84	$19.20	$19.42	$21.03	$18.03	$22.52	$19.11
Number of accumulation units outstanding at end of period	72,854	79,264	93,429	104,853	121,982	131,375	146,714	146,620	224,585	259,042
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$20.62	$18.51	$16.48	$17.35	$15.40	$11.95	$10.17	$10.20	$8.46	$6.88
Value at end of period	$17.74	$20.62	$18.51	$16.48	$17.35	$15.40	$11.95	$10.17	$10.20	$8.46
Number of accumulation units outstanding at end of period	29,699	33,015	38,987	47,241	51,439	62,076	52,062	50,786	38,314	13,748
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.03	$27.42	$23.02	$24.40	$22.99	$16.89	$14.53	$15.03	$12.11	$9.71
Value at end of period	$27.20	$31.03	$27.42	$23.02	$24.40	$22.99	$16.89	$14.53	$15.03	$12.11
Number of accumulation units outstanding at end of period	62,370	65,557	75,454	82,270	76,169	79,329	72,229	76,853	95,844	70,511
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$31.62	$25.65	$24.87	$23.87	$23.37	$19.98	$17.62	$16.49	$14.78	$11.71
Value at end of period	$30.44	$31.62	$25.65	$24.87	$23.87	$23.37	$19.98	$17.62	$16.49	$14.78
Number of accumulation units outstanding at end of period	57,321	70,916	85,362	85,084	90,865	103,184	100,573	94,347	108,265	117,157
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$22.71	$17.03	$17.39	$17.10	$17.10	$13.76	$11.58	$12.90	$11.37	$8.33
Value at end of period	$19.26	$22.71	$17.03	$17.39	$17.10	$17.10	$13.76	$11.58	$12.90	$11.37
Number of accumulation units outstanding at end of period	32,179	35,401	36,086	41,534	34,718	38,495	50,018	55,794	50,096	55,362
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$81.80	$72.55	$68.55	$66.51	$60.54	$50.58	$45.11	$44.75	$40.07	$30.70
Value at end of period	$80.53	$81.80	$72.55	$68.55	$66.51	$60.54	$50.58	$45.11	$44.75	$40.07
Number of accumulation units outstanding at end of period	277,390	299,358	341,350	354,370	351,144	343,328	377,420	380,200	402,685	402,212
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$48.19	$42.32	$36.37	$39.89	$37.90	$29.82	$25.97	$26.75	$23.76	$19.41
Value at end of period	$42.79	$48.19	$42.32	$36.37	$39.89	$37.90	$29.82	$25.97	$26.75	$23.76
Number of accumulation units outstanding at end of period	43,400	48,394	59,402	68,311	78,658	88,161	89,929	105,844	104,792	123,910
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.75	$15.90	$16.03	$14.80	$13.94	$10.24	$8.82	$9.12	$7.99	$5.72
Value at end of period	$20.05	$20.75	$15.90	$16.03	$14.80	$13.94	$10.24	$8.82	$9.12	$7.99
Number of accumulation units outstanding at end of period	48,055	50,932	57,257	93,180	78,315	76,938	120,380	65,714	75,791	100,529
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$17.32	$13.83	$13.85	$14.28	$14.74	$13.16	$11.31	$13.18	$11.82	$8.77
Value at end of period	$14.57	$17.32	$13.83	$13.85	$14.28	$14.74	$13.16	$11.31	$13.18	$11.82
Number of accumulation units outstanding at end of period	40,763	44,562	64,382	89,541	79,126	81,475	103,732	97,008	98,778	104,722

Access	CFI 51

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.08	$10.11	$10.16	$10.75	$11.79	$10.03	$8.63	$10.04	$9.44	$7.31
Value at end of period	$10.04	$12.08	$10.11	$10.16	$10.75	$11.79	$10.03	$8.63	$10.04	$9.44
Number of accumulation units outstanding at end of period	157,947	145,334	184,370	208,923	220,738	242,166	273,832	145,163	169,507	205,052
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.79	$25.72	$23.68	$26.16	$27.46	$21.46	$18.00	$19.49	$18.46	$14.25
Value at end of period	$24.99	$29.79	$25.72	$23.68	$26.16	$27.46	$21.46	$18.00	$19.49	$18.46
Number of accumulation units outstanding at end of period	24,171	28,405	36,154	44,175	58,081	55,020	62,931	75,860	82,071	73,340

Separate Account Annual Charges of 2.10%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$12.59	$11.31	$11.13	$11.48	$11.51	$10.27	$9.54	$10.11	$9.41	$7.95
Value at end of period	$11.39	$12.59	$11.31	$11.13	$11.48	$11.51	$10.27	$9.54	$10.11	$9.41
Number of accumulation units outstanding at end of period	2,704,093	3,113,875	3,704,271	4,280,613	5,176,969	5,709,017	5,242,047	6,402,153	6,172,428	5,407,653
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$35.76	$32.04	$24.66	$26.88	$26.65	$20.30	$18.64	$20.29	$16.38	$13.39
Value at end of period	$28.65	$35.76	$32.04	$24.66	$26.88	$26.65	$20.30	$18.64	$20.29	$16.38
Number of accumulation units outstanding at end of period	278,789	295,320	398,602	479,963	548,764	642,496	715,763	767,348	835,982	954,874
PROFUND VP BULL
Value at beginning of period	$14.83	$12.70	$11.82	$12.13	$11.12	$8.75	$7.85	$8.02	$7.27	$5.98
Value at end of period	$13.63	$14.83	$12.70	$11.82	$12.13	$11.12	$8.75	$7.85	$8.02	$7.27
Number of accumulation units outstanding at end of period	46,456	48,206	57,692	63,175	65,643	77,869	81,391	91,189	100,597	118,260
PROFUND VP EUROPE 30
Value at beginning of period	$10.37	$8.84	$8.38	$9.60	$10.74	$9.02	$7.90	$8.86	$8.81	$6.80
Value at end of period	$8.71	$10.37	$8.84	$8.38	$9.60	$10.74	$9.02	$7.90	$8.86	$8.81
Number of accumulation units outstanding at end of period	26,681	28,055	37,678	45,817	50,339	61,815	80,304	85,950	100,465	105,602
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.59	$1.85	$1.99	$2.06	$3.02	$2.65	$2.91	$4.75	$5.78	$4.47
Value at end of period	$1.62	$1.59	$1.85	$1.99	$2.06	$3.02	$2.65	$2.91	$4.75	$5.78
Number of accumulation units outstanding at end of period	139,458	147,079	163,409	156,118	174,601	156,782	148,036	141,988	151,085	158,755
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.15	$8.37	$8.54	$9.14	$10.34	$8.42	$7.06	$8.72	$9.80	$9.63
Value at end of period	$8.30	$10.15	$8.37	$8.54	$9.14	$10.34	$8.42	$7.06	$8.72	$9.80
Number of accumulation units outstanding at end of period	323,768	330,550	451,257	606,314	536,293	429,622	113,953	33,495	22,695	2,198
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.78	$10.73	$11.15	$12.27	$13.46	$11.57	$10.25	$10.92	$10.25	$10.08
Value at end of period	$10.72	$12.78	$10.73	$11.15	$12.27	$13.46	$11.57	$10.25	$10.92	$10.25
Number of accumulation units outstanding at end of period	50,938	26,213	43,078	62,520	48,175	44,525	20,406	21,186	29,129	3,728
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.52	$9.53	$9.21	$9.64	$9.39	$8.44	$7.49	$7.96	$7.68	$6.04
Value at end of period	$10.25	$11.52	$9.53	$9.21	$9.64	$9.39	$8.44	$7.49	$7.96	$7.68
Number of accumulation units outstanding at end of period	2,413,119	2,741,213	3,622,926	4,374,926	820,135	810,574	914,644	996,995	1,146,514	1,331,304
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.80	$8.97	$8.69	$9.44
Value at end of period	$9.58	$10.80	$8.97	$8.69
Number of accumulation units outstanding at end of period	249,631	283,094	414,982	574,330

Access	CFI 52

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.61	$10.35	$9.93	$10.53	$10.35	$10.02
Value at end of period	$10.52	$11.61	$10.35	$9.93	$10.53	$10.35
Number of accumulation units outstanding at end of period	225,135	282,528	514,578	405,255	513,707	13,321
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$12.37	$12.59	$12.84	$13.12	$13.40	$13.68	$13.98	$14.27	$14.57	$14.84
Value at end of period	$12.28	$12.37	$12.59	$12.84	$13.12	$13.40	$13.68	$13.98	$14.27	$14.57
Number of accumulation units outstanding at end of period	1,797,617	1,751,194	2,060,657	2,246,392	2,356,560	2,950,693	4,325,828	4,496,702	4,696,420	5,813,592
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.76	$15.14	$14.16	$14.73	$13.65	$10.72	$9.50	$9.99
Value at end of period	$16.54	$17.76	$15.14	$14.16	$14.73	$13.65	$10.72	$9.50
Number of accumulation units outstanding at end of period	4,244,921	4,813,718	6,135,891	7,274,679	8,338,269	9,423,608	10,008,526	10,871,016
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.82	$13.46	$12.56	$13.05	$12.07	$9.45	$8.36	$8.59	$7.71	$6.05
Value at end of period	$14.76	$15.82	$13.46	$12.56	$13.05	$12.07	$9.45	$8.36	$8.59	$7.71
Number of accumulation units outstanding at end of period	2,315,538	2,571,802	3,469,137	4,018,342	4,569,529	5,193,545	5,671,688	6,239,346	3,510,576	3,888,232
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.91	$13.13	$13.01	$14.03	$13.85	$13.63	$10.84	$13.58	$12.90	$9.99
Value at end of period	$15.51	$17.91	$13.13	$13.01	$14.03	$13.85	$13.63	$10.84	$13.58	$12.90
Number of accumulation units outstanding at end of period	192,259	188,310	201,744	258,518	256,796	347,951	431,257	374,816	415,911	372,749
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$19.18	$18.44	$16.44	$17.13	$17.30	$16.73	$14.99	$14.66	$13.11	$8.96
Value at end of period	$18.17	$19.18	$18.44	$16.44	$17.13	$17.30	$16.73	$14.99	$14.66	$13.11
Number of accumulation units outstanding at end of period	1,300,512	1,423,263	1,905,312	2,077,377	2,398,647	2,537,266	2,820,110	2,379,886	2,288,870	1,766,269
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$18.77	$15.42	$14.32	$14.53	$13.08	$10.07	$9.01	$9.24	$8.30	$6.89
Value at end of period	$17.08	$18.77	$15.42	$14.32	$14.53	$13.08	$10.07	$9.01	$9.24	$8.30
Number of accumulation units outstanding at end of period	499,059	323,886	461,020	521,572	629,464	745,939	797,623	844,711	994,063	1,083,795
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$23.94	$21.59	$18.71	$19.51	$18.24	$13.88	$12.08	$12.51	$10.51	$8.16
Value at end of period	$20.03	$23.94	$21.59	$18.71	$19.51	$18.24	$13.88	$12.08	$12.51	$10.51
Number of accumulation units outstanding at end of period	302,659	322,674	474,316	536,979	626,178	715,764	778,637	834,344	970,505	1,071,001
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.80	$21.25	$17.09	$18.08	$17.55	$12.60	$11.47	$11.84	$9.87	$8.10
Value at end of period	$19.50	$22.80	$21.25	$17.09	$18.08	$17.55	$12.60	$11.47	$11.84	$9.87
Number of accumulation units outstanding at end of period	223,619	249,569	384,241	432,721	502,529	578,458	651,033	690,733	781,772	879,988
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.60	$14.23	$13.95	$14.22	$13.64	$13.98	$13.09	$12.46	$11.62	$10.67
Value at end of period	$14.18	$14.60	$14.23	$13.95	$14.22	$13.64	$13.98	$13.09	$12.46	$11.62
Number of accumulation units outstanding at end of period	8,427,561	8,935,504	10,880,186	12,555,826	14,132,949	4,534,382	4,871,192	5,180,415	5,525,607	5,774,425
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.11	$9.14	$9.30	$9.63	$10.34
Value at end of period	$9.34	$11.11	$9.14	$9.30	$9.63
Number of accumulation units outstanding at end of period	4,389,695	4,974,233	6,046,605	6,980,889	7,785,021
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$9.98	$8.19	$8.32	$8.59	$9.35	$7.89	$6.80	$7.93	$7.53	$6.03
Value at end of period	$8.42	$9.98	$8.19	$8.32	$8.59	$9.35	$7.89	$6.80	$7.93	$7.53
Number of accumulation units outstanding at end of period	130,259	151,196	214,338	273,906	454,055	551,040	359,005	368,193	517,282	644,875
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$14.76	$12.02	$11.93	$11.03	$11.91	$9.75	$9.25	$10.95	$9.85	$9.83
Value at end of period	$12.30	$14.76	$12.02	$11.93	$11.03	$11.91	$9.75	$9.25	$10.95	$9.85
Number of accumulation units outstanding at end of period	101,935	101,176	104,711	268,806	79,323	201,482	180,005	170,323	68,821	23
Access	CFI 53

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$19.17	$15.18	$15.00	$14.50	$13.10	$10.27	$10.31
Value at end of period	$18.38	$19.17	$15.18	$15.00	$14.50	$13.10	$10.27
Number of accumulation units outstanding at end of period	6,724,456	7,646,466	10,108,350	11,778,076	13,430,207	15,610,743	16,725,081
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.08	$22.95	$22.60	$21.76	$19.61	$15.33	$13.29	$13.28	$11.87	$8.51
Value at end of period	$27.97	$29.08	$22.95	$22.60	$21.76	$19.61	$15.33	$13.29	$13.28	$11.87
Number of accumulation units outstanding at end of period	3,030,242	3,468,593	4,848,356	5,693,551	6,694,834	3,626,727	1,380,128	1,540,422	601,971	642,827
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.67	$15.94	$14.34	$15.36	$14.30	$11.18	$9.99	$10.04
Value at end of period	$15.92	$17.67	$15.94	$14.34	$15.36	$14.30	$11.18	$9.99
Number of accumulation units outstanding at end of period	3,166,318	3,505,787	4,857,041	5,777,091	6,058,425	3,039,288	421,455	438,205
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$18.26	$18.43	$18.59	$18.88	$19.15	$19.43	$19.55	$19.74	$19.55	$18.64
Value at end of period	$18.07	$18.26	$18.43	$18.59	$18.88	$19.15	$19.43	$19.55	$19.74	$19.55
Number of accumulation units outstanding at end of period	14,677	18,900	25,830	28,185	38,522	40,602	48,891	65,463	72,554	85,437
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$20.41	$16.71	$15.95	$16.25	$15.29	$11.86	$10.64	$10.95	$8.60	$6.23
Value at end of period	$18.44	$20.41	$16.71	$15.95	$16.25	$15.29	$11.86	$10.64	$10.95	$8.60
Number of accumulation units outstanding at end of period	2,641,686	2,993,522	1,635,871	1,858,263	2,092,341	2,534,709	1,784,542	1,752,718	1,704,095	1,526,739
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.61	$10.06	$9.81	$10.10	$9.75	$9.54	$9.03	$8.77	$8.30	$8.24
Value at end of period	$10.10	$10.61	$10.06	$9.81	$10.10	$9.75	$9.54	$9.03	$8.77	$8.30
Number of accumulation units outstanding at end of period	2,404,036	2,398,549	3,169,142	2,720,061	3,092,061	3,303,647	3,967,613	4,076,583	3,875,738	3,962,576
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.08	$13.20	$12.57	$13.10	$12.71	$10.94	$9.89	$10.23	$9.36	$9.21
Value at end of period	$13.66	$15.08	$13.20	$12.57	$13.10	$12.71	$10.94	$9.89	$10.23	$9.36
Number of accumulation units outstanding at end of period	16,630,201	18,446,589	23,353,508	26,930,766	30,579,757	34,433,871	36,321,722	38,443,713	42,697,101	46,107,120
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.82	$13.21	$12.64	$13.12	$12.68	$11.19	$10.24	$10.45	$9.62	$9.49
Value at end of period	$13.59	$14.82	$13.21	$12.64	$13.12	$12.68	$11.19	$10.24	$10.45	$9.62
Number of accumulation units outstanding at end of period	9,058,096	10,184,989	12,829,753	15,199,205	17,119,593	19,421,083	19,947,324	21,738,891	23,476,050	25,349,683
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.82	$12.62	$12.19	$12.65	$12.28	$11.39	$10.56	$10.56	$9.85	$9.75
Value at end of period	$12.84	$13.82	$12.62	$12.19	$12.65	$12.28	$11.39	$10.56	$10.56	$9.85
Number of accumulation units outstanding at end of period	4,597,789	5,389,358	6,818,788	8,006,537	9,097,823	10,550,811	11,273,969	11,688,266	12,044,181	13,018,646
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$31.58	$24.63	$23.67	$22.51	$20.39	$15.82	$14.14	$13.90	$12.62	$10.26
Value at end of period	$30.54	$31.58	$24.63	$23.67	$22.51	$20.39	$15.82	$14.14	$13.90	$12.62
Number of accumulation units outstanding at end of period	675,336	714,179	815,610	831,135	860,712	812,284	794,677	847,364	793,303	774,537
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$18.37	$15.34	$14.15	$14.20	$12.88	$9.99	$8.85	$8.85	$8.07	$6.68
Value at end of period	$17.32	$18.37	$15.34	$14.15	$14.20	$12.88	$9.99	$8.85	$8.85	$8.07
Number of accumulation units outstanding at end of period	1,278,712	1,253,576	1,615,427	1,777,657	1,952,506	1,410,668	1,295,664	1,268,403	1,501,856	1,532,905

Access	CFI 54

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$25.22	$22.76	$20.16	$21.40	$19.48	$15.13	$13.33	$13.54	$12.45	$10.34
Value at end of period	$23.00	$25.22	$22.76	$20.16	$21.40	$19.48	$15.13	$13.33	$13.54	$12.45
Number of accumulation units outstanding at end of period	628,387	696,414	932,149	1,047,831	501,208	391,268	306,457	254,682	178,884	105,054
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$30.64	$25.17	$24.07	$24.78	$22.78	$17.25	$15.25	$15.93	$12.93	$10.36
Value at end of period	$28.39	$30.64	$25.17	$24.07	$24.78	$22.78	$17.25	$15.25	$15.93	$12.93
Number of accumulation units outstanding at end of period	530,805	557,158	710,366	780,869	827,070	904,214	961,352	1,115,656	1,195,308	1,126,456
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.52	$16.94	$15.30	$16.12	$14.64	$11.17	$9.78	$10.20	$8.34	$6.10
Value at end of period	$17.28	$19.52	$16.94	$15.30	$16.12	$14.64	$11.17	$9.78	$10.20	$8.34
Number of accumulation units outstanding at end of period	802,210	932,509	1,303,629	1,264,331	1,252,194	974,294	529,988	654,912	663,918	575,441
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.24	$17.24	$14.58	$15.64	$15.26	$11.26	$9.93	$10.59	$8.58	$6.93
Value at end of period	$16.68	$19.24	$17.24	$14.58	$15.64	$15.26	$11.26	$9.93	$10.59	$8.58
Number of accumulation units outstanding at end of period	712,402	812,969	1,135,650	1,155,471	1,128,285	1,339,374	928,902	1,028,554	1,207,536	834,911
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$17.14	$14.78	$13.35	$13.79	$13.37	$9.85	$8.75	$8.89	$6.88	$5.37
Value at end of period	$14.08	$17.14	$14.78	$13.35	$13.79	$13.37	$9.85	$8.75	$8.89	$6.88
Number of accumulation units outstanding at end of period	178,386	193,834	257,879	291,679	318,114	394,827	448,214	491,024	548,730	633,871
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$20.54	$18.90	$15.54	$16.04	$15.42	$11.46	$10.25	$10.76	$8.86	$7.11
Value at end of period	$16.88	$20.54	$18.90	$15.54	$16.04	$15.42	$11.46	$10.25	$10.76	$8.86
Number of accumulation units outstanding at end of period	295,293	309,434	437,633	450,427	458,594	570,513	499,162	615,823	651,459	527,951
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.51	$9.95	$9.57	$10.03
Value at end of period	$10.24	$11.51	$9.95	$9.57
Number of accumulation units outstanding at end of period	2,610,591	2,973,715	3,379,644	3,856,573
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.19	$11.10	$11.10	$11.34	$10.99	$11.54	$11.38	$10.87	$10.48	$10.15
Value at end of period	$10.89	$11.19	$11.10	$11.10	$11.34	$10.99	$11.54	$11.38	$10.87	$10.48
Number of accumulation units outstanding at end of period	1,132,846	1,109,946	1,543,002	1,561,283	1,186,757	1,368,418	1,762,549	2,112,609	2,023,217	2,166,890
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$23.71	$18.89	$18.32	$19.70	$19.29	$14.19	$12.11	$12.10	$9.77	$7.38
Value at end of period	$22.77	$23.71	$18.89	$18.32	$19.70	$19.29	$14.19	$12.11	$12.10	$9.77
Number of accumulation units outstanding at end of period	973,193	1,047,374	1,295,957	1,588,336	1,907,640	2,343,531	2,102,779	2,078,863	2,111,779	2,187,159
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.82	$10.78	$10.63	$11.14	$11.10	$12.42	$11.93	$10.88	$10.53	$9.88
Value at end of period	$10.37	$10.82	$10.78	$10.63	$11.14	$11.10	$12.42	$11.93	$10.88	$10.53
Number of accumulation units outstanding at end of period	1,113,583	1,120,985	1,280,907	1,366,574	1,660,442	2,206,593	2,746,359	2,480,581	1,431,585	1,053,093
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.90	$12.84	$13.04	$13.55	$12.15	$11.97	$9.73	$10.50	$9.24	$7.08
Value at end of period	$12.41	$13.90	$12.84	$13.04	$13.55	$12.15	$11.97	$9.73	$10.50	$9.24
Number of accumulation units outstanding at end of period	364,589	406,364	598,792	697,594	856,012	935,162	965,347	1,059,505	1,206,205	1,344,556
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$93.76	$91.04	$89.21	$88.51	$69.61	$69.67	$61.59	$57.45	$45.85	$34.47
Value at end of period	$84.76	$93.76	$91.04	$89.21	$88.51	$69.61	$69.67	$61.59	$57.45	$45.85
Number of accumulation units outstanding at end of period	138,162	161,458	234,775	274,564	323,699	389,902	411,761	451,440	505,126	600,579
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$18.02	$15.14	$14.27	$14.15	$12.81	$9.71	$8.84	$9.47	$8.63	$6.70
Value at end of period	$16.06	$18.02	$15.14	$14.27	$14.15	$12.81	$9.71	$8.84	$9.47	$8.63
Number of accumulation units outstanding at end of period	910,443	1,037,167	1,194,830	1,305,167	1,438,084	1,506,523	1,509,462	1,580,036	1,876,791	1,841,995

Access	CFI 55

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$18.16	$16.72	$13.81	$14.53	$14.23	$10.38	$9.29	$9.75	$7.95	$6.51
Value at end of period	$14.62	$18.16	$16.72	$13.81	$14.53	$14.23	$10.38	$9.29	$9.75	$7.95
Number of accumulation units outstanding at end of period	353,892	396,088	535,289	625,501	707,689	771,010	840,014	969,198	1,085,173	1,462,454
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.49	$14.34	$12.66	$13.81	$13.44	$11.97	$10.86	$10.82	$9.78	$7.57
Value at end of period	$14.40	$15.49	$14.34	$12.66	$13.81	$13.44	$11.97	$10.86	$10.82	$9.78
Number of accumulation units outstanding at end of period	1,480,825	1,713,914	2,343,660	2,638,016	3,234,361	3,089,316	2,900,233	3,037,544	3,310,944	3,290,802
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.89	$18.13	$15.72	$17.08	$15.98	$12.09	$10.41	$10.86	$9.64	$7.66
Value at end of period	$17.91	$20.89	$18.13	$15.72	$17.08	$15.98	$12.09	$10.41	$10.86	$9.64
Number of accumulation units outstanding at end of period	646,827	704,606	896,011	1,032,841	1,241,925	1,242,074	1,186,459	1,128,819	1,016,194	1,007,577
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.05	$17.59	$15.62	$16.34	$15.35	$12.58	$11.42	$11.82	$10.78	$9.00
Value at end of period	$16.85	$19.05	$17.59	$15.62	$16.34	$15.35	$12.58	$11.42	$11.82	$10.78
Number of accumulation units outstanding at end of period	1,426,423	1,579,006	2,084,837	2,499,957	2,854,242	841,426	800,284	812,766	938,725	988,593
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.62	$11.66	$10.37	$10.86	$10.06
Value at end of period	$11.14	$12.62	$11.66	$10.37	$10.86
Number of accumulation units outstanding at end of period	1,055,553	1,238,743	1,590,985	1,828,076	2,032,784
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$48.98	$43.92	$37.41	$39.37	$36.52	$27.86	$24.84	$25.93	$23.55	$19.40
Value at end of period	$41.43	$48.98	$43.92	$37.41	$39.37	$36.52	$27.86	$24.84	$25.93	$23.55
Number of accumulation units outstanding at end of period	338,528	394,139	487,831	526,455	585,967	643,671	599,034	661,759	720,933	771,480
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$24.29	$17.35	$15.69	$19.03	$19.26	$20.87	$17.90	$22.37	$19.00	$11.31
Value at end of period	$19.80	$24.29	$17.35	$15.69	$19.03	$19.26	$20.87	$17.90	$22.37	$19.00
Number of accumulation units outstanding at end of period	1,204,761	1,358,381	1,696,707	1,989,068	2,249,595	2,508,503	2,544,317	2,617,081	2,793,232	3,272,083
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$20.52	$18.43	$16.41	$17.29	$15.36	$11.92	$10.15	$10.18	$8.46	$6.88
Value at end of period	$17.64	$20.52	$18.43	$16.41	$17.29	$15.36	$11.92	$10.15	$10.18	$8.46
Number of accumulation units outstanding at end of period	395,406	489,611	745,383	931,090	1,129,497	1,431,348	1,193,333	1,226,655	828,496	510,958
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.79	$27.21	$22.86	$24.24	$22.85	$16.80	$14.46	$14.97	$12.06	$9.68
Value at end of period	$26.96	$30.79	$27.21	$22.86	$24.24	$22.85	$16.80	$14.46	$14.97	$12.06
Number of accumulation units outstanding at end of period	633,817	641,018	907,474	1,040,306	1,105,670	1,289,186	1,012,083	1,106,716	1,074,195	930,424
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$31.36	$25.46	$24.70	$23.72	$23.24	$19.87	$17.53	$16.42	$14.73	$11.67
Value at end of period	$30.18	$31.36	$25.46	$24.70	$23.72	$23.24	$19.87	$17.53	$16.42	$14.73
Number of accumulation units outstanding at end of period	759,107	822,314	1,129,124	1,206,679	1,283,813	1,458,737	1,526,449	1,576,434	1,607,853	1,540,299
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$22.56	$16.93	$17.30	$17.01	$17.02	$13.71	$11.54	$12.86	$11.35	$8.32
Value at end of period	$19.13	$22.56	$16.93	$17.30	$17.01	$17.02	$13.71	$11.54	$12.86	$11.35
Number of accumulation units outstanding at end of period	509,345	551,776	542,278	727,066	625,816	737,087	699,937	853,744	601,855	670,416
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$80.60	$71.52	$67.61	$65.63	$59.77	$49.96	$44.58	$44.25	$39.64	$30.39
Value at end of period	$79.30	$80.60	$71.52	$67.61	$65.63	$59.77	$49.96	$44.58	$44.25	$39.64
Number of accumulation units outstanding at end of period	1,817,285	1,972,167	2,652,386	2,823,421	2,946,652	3,073,875	3,226,053	3,389,822	3,730,591	3,935,945
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$47.48	$41.72	$35.88	$39.36	$37.42	$29.46	$25.67	$26.46	$23.51	$19.21
Value at end of period	$42.14	$47.48	$41.72	$35.88	$39.36	$37.42	$29.46	$25.67	$26.46	$23.51
Number of accumulation units outstanding at end of period	747,211	793,244	1,116,852	1,228,715	1,429,668	1,604,927	1,676,034	1,829,460	1,738,376	1,628,920
Access	CFI 56

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.64	$15.82	$15.96	$14.74	$13.89	$10.21	$8.80	$9.10	$7.98	$5.71
Value at end of period	$19.93	$20.64	$15.82	$15.96	$14.74	$13.89	$10.21	$8.80	$9.10	$7.98
Number of accumulation units outstanding at end of period	1,150,263	1,079,768	1,258,107	1,628,277	1,397,525	1,323,812	1,053,191	974,351	913,069	741,998
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$17.21	$13.74	$13.78	$14.20	$14.67	$13.11	$11.28	$13.14	$11.79	$8.75
Value at end of period	$14.46	$17.21	$13.74	$13.78	$14.20	$14.67	$13.11	$11.28	$13.14	$11.79
Number of accumulation units outstanding at end of period	763,508	820,793	957,273	1,044,072	1,071,914	921,127	996,024	1,009,986	1,072,130	1,212,113
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.01	$10.05	$10.11	$10.70	$11.74	$10.00	$8.61	$10.02	$9.42	$7.30
Value at end of period	$9.98	$12.01	$10.05	$10.11	$10.70	$11.74	$10.00	$8.61	$10.02	$9.42
Number of accumulation units outstanding at end of period	2,560,834	2,746,643	3,548,244	4,228,972	4,796,921	4,810,012	5,111,626	1,825,886	2,309,894	2,239,075
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.41	$25.41	$23.40	$25.86	$27.17	$21.24	$17.82	$19.31	$18.30	$14.13
Value at end of period	$24.66	$29.41	$25.41	$23.40	$25.86	$27.17	$21.24	$17.82	$19.31	$18.30
Number of accumulation units outstanding at end of period	468,268	522,863	697,680	766,775	854,817	920,479	915,163	933,990	1,054,961	1,074,690

Separate Account Annual Charges of 2.15%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$12.53	$11.26	$11.09	$11.44	$11.47	$10.25	$9.52	$10.10	$9.40	$7.95
Value at end of period	$11.33	$12.53	$11.26	$11.09	$11.44	$11.47	$10.25	$9.52	$10.10	$9.40
Number of accumulation units outstanding at end of period	15,600	13,482	17,326	18,136	16,577	17,077	16,749	16,549	12,313	10,877
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$35.49	$31.82	$24.50	$26.72	$26.50	$20.20	$18.56	$20.21	$16.33	$13.35
Value at end of period	$28.42	$35.49	$31.82	$24.50	$26.72	$26.50	$20.20	$18.56	$20.21	$16.33
Number of accumulation units outstanding at end of period	2,270	3,429	3,907	5,576	6,626	8,138	9,174	9,432	12,203	12,857
PROFUND VP BULL
Value at beginning of period	$14.71	$12.59	$11.74	$12.05	$11.05	$8.70	$7.81	$7.98	$7.24	$5.95
Value at end of period	$13.51	$14.71	$12.59	$11.74	$12.05	$11.05	$8.70	$7.81	$7.98	$7.24
Number of accumulation units outstanding at end of period	7,547	9,567	10,366	10,785	11,525	11,923	13,932	15,706	17,186	17,485
PROFUND VP EUROPE 30
Value at beginning of period	$10.28	$8.77	$8.32	$9.54	$10.67	$8.96	$7.86	$8.81	$8.77	$6.78
Value at end of period	$8.63	$10.28	$8.77	$8.32	$9.54	$10.67	$8.96	$7.86	$8.81	$8.77
Number of accumulation units outstanding at end of period	34	36	375	383	391	418	524	587	609	632
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.58	$1.83	$1.97	$2.05	$3.01	$2.64	$2.90	$4.73	$5.76	$4.45
Value at end of period	$1.61	$1.58	$1.83	$1.97	$2.05	$3.01	$2.64	$2.90	$4.73	$5.76
Number of accumulation units outstanding at end of period	1,669	1,741	1,821	1,908	1,990	2,074	2,172	2,281	2,389	2,497
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2013)
Value at beginning of period	$10.11	$8.34	$8.51	$9.12	$10.32	$10.02
Value at end of period	$8.26	$10.11	$8.34	$8.51	$9.12	$10.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	997
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.73	$10.69	$11.11	$12.24	$13.43	$11.55	$10.24	$10.92	$9.52
Value at end of period	$10.67	$12.73	$10.69	$11.11	$12.24	$13.43	$11.55	$10.24	$10.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	7,017	7,076	7,146	7,215

Access	CFI 57

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.46	$9.49	$9.17	$9.61	$9.36	$8.42	$7.48	$7.95	$7.67	$6.03
Value at end of period	$10.19	$11.46	$9.49	$9.17	$9.61	$9.36	$8.42	$7.48	$7.95	$7.67
Number of accumulation units outstanding at end of period	8,854	10,730	31,229	38,474	474	9,494	9,597	11,433	11,561	2,471
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.78	$8.96	$8.69	$9.44
Value at end of period	$9.56	$10.78	$8.96	$8.69
Number of accumulation units outstanding at end of period	517	540	179	191
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.59	$10.33	$9.91	$10.52	$10.33
Value at end of period	$10.49	$11.59	$10.33	$9.91	$10.52
Number of accumulation units outstanding at end of period	594	617	594	621	638
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$12.19	$12.41	$12.67	$12.94	$13.23	$13.52	$13.81	$14.11	$14.42	$14.69
Value at end of period	$12.09	$12.19	$12.41	$12.67	$12.94	$13.23	$13.52	$13.81	$14.11	$14.42
Number of accumulation units outstanding at end of period	32,282	49,826	60,110	44,717	39,077	41,982	30,932	29,747	45,630	64,999
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.70	$15.10	$14.12	$14.70	$13.63	$10.71	$9.50	$9.99
Value at end of period	$16.47	$17.70	$15.10	$14.12	$14.70	$13.63	$10.71	$9.50
Number of accumulation units outstanding at end of period	7,480	8,919	11,847	14,257	20,209	29,793	32,182	26,940
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.74	$13.40	$12.51	$13.00	$12.03	$9.43	$8.35	$8.57	$7.70	$6.05
Value at end of period	$14.68	$15.74	$13.40	$12.51	$13.00	$12.03	$9.43	$8.35	$8.57	$7.70
Number of accumulation units outstanding at end of period	94,141	103,156	146,524	177,085	202,555	228,123	252,227	282,830	170,914	176,852
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.83	$13.08	$12.97	$13.98	$13.82	$13.60	$10.83	$13.57	$12.89	$10.30
Value at end of period	$15.44	$17.83	$13.08	$12.97	$13.98	$13.82	$13.60	$10.83	$13.57	$12.89
Number of accumulation units outstanding at end of period	0	369	371	373	375	377	380	3,678	3,222	278
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$19.04	$18.32	$16.34	$17.04	$17.22	$16.66	$14.93	$14.61	$13.07	$8.94
Value at end of period	$18.04	$19.04	$18.32	$16.34	$17.04	$17.22	$16.66	$14.93	$14.61	$13.07
Number of accumulation units outstanding at end of period	15,277	21,168	23,640	28,944	34,348	32,571	50,160	44,668	62,366	39,930
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$18.61	$15.30	$14.21	$14.43	$12.99	$10.01	$8.96	$9.19	$8.27	$6.87
Value at end of period	$16.93	$18.61	$15.30	$14.21	$14.43	$12.99	$10.01	$8.96	$9.19	$8.27
Number of accumulation units outstanding at end of period	12,837	10,259	11,837	12,022	12,386	12,665	15,175	16,147	16,721	18,153
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$23.78	$21.45	$18.60	$19.41	$18.15	$13.81	$12.03	$12.46	$10.48	$8.14
Value at end of period	$19.88	$23.78	$21.45	$18.60	$19.41	$18.15	$13.81	$12.03	$12.46	$10.48
Number of accumulation units outstanding at end of period	172	173	522	729	735	741	849	857	865	873
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.64	$21.11	$16.98	$17.98	$17.46	$12.54	$11.43	$11.80	$9.84	$8.08
Value at end of period	$19.36	$22.64	$21.11	$16.98	$17.98	$17.46	$12.54	$11.43	$11.80	$9.84
Number of accumulation units outstanding at end of period	192	192	193	349	350	351	451	597	3,626	3,778
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.48	$14.12	$13.86	$14.12	$13.56	$13.91	$13.03	$12.41	$11.58	$10.63
Value at end of period	$14.06	$14.48	$14.12	$13.86	$14.12	$13.56	$13.91	$13.03	$12.41	$11.58
Number of accumulation units outstanding at end of period	100,275	106,820	127,785	146,434	186,160	16,619	21,589	39,419	34,976	65,315
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.09	$9.12	$9.29	$9.63	$10.18
Value at end of period	$9.32	$11.09	$9.12	$9.29	$9.63
Number of accumulation units outstanding at end of period	16,304	18,391	32,165	34,290	38,373

Access	CFI 58

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$9.93	$8.15	$8.29	$8.56	$9.32	$7.87	$6.79	$7.92	$7.52	$6.30
Value at end of period	$8.37	$9.93	$8.15	$8.29	$8.56	$9.32	$7.87	$6.79	$7.92	$7.52
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	19
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$19.12	$15.14	$14.98	$14.48	$13.09	$10.27	$9.83
Value at end of period	$18.32	$19.12	$15.14	$14.98	$14.48	$13.09	$10.27
Number of accumulation units outstanding at end of period	8,499	13,500	22,587	24,267	34,045	35,813	38,459
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2009)
Value at beginning of period	$28.87	$22.80	$22.47	$21.64	$19.51	$15.26	$13.24	$13.23	$11.84	$7.74
Value at end of period	$27.76	$28.87	$22.80	$22.47	$21.64	$19.51	$15.26	$13.24	$13.23	$11.84
Number of accumulation units outstanding at end of period	37,035	41,889	50,955	65,575	73,996	9,426	3,403	3,870	3,475	7,134
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.61	$15.89	$14.30	$15.33	$14.28	$11.17	$9.98	$10.04
Value at end of period	$15.85	$17.61	$15.89	$14.30	$15.33	$14.28	$11.17	$9.98
Number of accumulation units outstanding at end of period	46,437	53,141	89,571	106,033	122,302	55,893	15,501	18,641
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$17.99	$18.17	$18.33	$18.63	$18.91	$19.19	$19.33	$19.52	$19.34	$18.45
Value at end of period	$17.80	$17.99	$18.17	$18.33	$18.63	$18.91	$19.19	$19.33	$19.52	$19.34
Number of accumulation units outstanding at end of period	2,149	2,217	2,426	5,032	7,463	7,616	7,878	8,671	8,962	9,741
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$20.24	$16.58	$15.83	$16.14	$15.19	$11.79	$10.58	$10.89	$8.57	$6.21
Value at end of period	$18.28	$20.24	$16.58	$15.83	$16.14	$15.19	$11.79	$10.58	$10.89	$8.57
Number of accumulation units outstanding at end of period	71,029	77,582	27,125	35,419	35,534	37,577	32,629	34,467	44,822	36,182
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.57	$10.02	$9.78	$10.08	$9.73	$9.52	$9.02	$8.76	$8.30	$8.24
Value at end of period	$10.05	$10.57	$10.02	$9.78	$10.08	$9.73	$9.52	$9.02	$8.76	$8.30
Number of accumulation units outstanding at end of period	18,483	23,473	23,981	22,592	34,552	81,704	87,181	48,021	66,206	101,491
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.02	$13.16	$12.53	$13.07	$12.68	$10.92	$9.88	$10.22	$9.36	$9.21
Value at end of period	$13.60	$15.02	$13.16	$12.53	$13.07	$12.68	$10.92	$9.88	$10.22	$9.36
Number of accumulation units outstanding at end of period	23,185	23,532	34,182	39,151	61,127	44,799	46,247	70,924	76,693	65,377
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.76	$13.16	$12.60	$13.08	$12.65	$11.17	$10.23	$10.44	$9.62	$9.49
Value at end of period	$13.53	$14.76	$13.16	$12.60	$13.08	$12.65	$11.17	$10.23	$10.44	$9.62
Number of accumulation units outstanding at end of period	21,692	26,165	49,931	60,368	64,114	71,827	83,613	82,814	94,185	83,118
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.76	$12.58	$12.15	$12.61	$12.25	$11.37	$10.55	$10.55	$9.85	$9.75
Value at end of period	$12.78	$13.76	$12.58	$12.15	$12.61	$12.25	$11.37	$10.55	$10.55	$9.85
Number of accumulation units outstanding at end of period	23,288	28,442	20,614	34,638	34,717	34,455	38,650	39,139	39,822	40,130
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$31.44	$24.54	$23.59	$22.45	$20.35	$15.79	$14.12	$13.89	$12.62	$10.82
Value at end of period	$30.39	$31.44	$24.54	$23.59	$22.45	$20.35	$15.79	$14.12	$13.89	$12.62
Number of accumulation units outstanding at end of period	10,482	10,861	14,465	13,299	12,581	12,972	13,317	14,670	14,900	16,369
Access	CFI 59

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$18.28	$15.28	$14.10	$14.15	$12.85	$9.96	$8.83	$8.84	$8.06	$6.89
Value at end of period	$17.22	$18.28	$15.28	$14.10	$14.15	$12.85	$9.96	$8.83	$8.84	$8.06
Number of accumulation units outstanding at end of period	16,557	23,649	24,158	23,407	26,638	29,746	31,928	42,820	45,797	57,425
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.11	$22.67	$20.09	$21.34	$19.43	$15.11	$13.31	$13.53	$12.44	$10.62
Value at end of period	$22.89	$25.11	$22.67	$20.09	$21.34	$19.43	$15.11	$13.31	$13.53	$12.44
Number of accumulation units outstanding at end of period	5,563	3,687	4,406	6,907	140	141	141	142	142	143
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$30.51	$25.07	$23.98	$24.70	$22.72	$17.21	$15.23	$15.92	$12.92	$10.45
Value at end of period	$28.25	$30.51	$25.07	$23.98	$24.70	$22.72	$17.21	$15.23	$15.92	$12.92
Number of accumulation units outstanding at end of period	5,758	6,421	6,131	14,022	11,152	11,922	12,359	29,622	26,085	17,610
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.42	$16.87	$15.24	$16.06	$14.60	$11.14	$9.76	$10.19	$8.33	$6.10
Value at end of period	$17.19	$19.42	$16.87	$15.24	$16.06	$14.60	$11.14	$9.76	$10.19	$8.33
Number of accumulation units outstanding at end of period	2,435	2,462	817	601	1,010	1,288	1,166	958	964	3,184
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.14	$17.16	$14.52	$15.58	$15.22	$11.24	$9.91	$10.57	$8.57	$6.93
Value at end of period	$16.59	$19.14	$17.16	$14.52	$15.58	$15.22	$11.24	$9.91	$10.57	$8.57
Number of accumulation units outstanding at end of period	3,696	3,560	5,066	7,254	3,927	5,465	6,028	10,612	10,520	6,412
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$17.00	$14.67	$13.25	$13.70	$13.29	$9.79	$8.70	$8.85	$6.85	$5.35
Value at end of period	$13.96	$17.00	$14.67	$13.25	$13.70	$13.29	$9.79	$8.70	$8.85	$6.85
Number of accumulation units outstanding at end of period	5,944	5,883	6,952	9,248	10,294	10,429	11,717	11,942	16,511	16,955
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$20.44	$18.81	$15.48	$15.99	$15.37	$11.44	$10.23	$10.74	$8.85	$7.11
Value at end of period	$16.79	$20.44	$18.81	$15.48	$15.99	$15.37	$11.44	$10.23	$10.74	$8.85
Number of accumulation units outstanding at end of period	2,633	599	651	651	3,885	3,729	1,118	776	3,411	5,048
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.49	$9.94	$9.57	$10.03
Value at end of period	$10.22	$11.49	$9.94	$9.57
Number of accumulation units outstanding at end of period	0	19,675	20,930	2,121
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.13	$11.05	$11.06	$11.30	$10.95	$11.52	$11.36	$10.85	$10.47	$10.14
Value at end of period	$10.83	$11.13	$11.05	$11.06	$11.30	$10.95	$11.52	$11.36	$10.85	$10.47
Number of accumulation units outstanding at end of period	32,714	30,668	37,206	6,849	1,139	1,166	1,191	1,315	3,903	6,270
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$23.56	$18.78	$18.22	$19.60	$19.20	$14.13	$12.07	$12.07	$9.75	$7.37
Value at end of period	$22.61	$23.56	$18.78	$18.22	$19.60	$19.20	$14.13	$12.07	$12.07	$9.75
Number of accumulation units outstanding at end of period	2,931	4,474	3,342	3,453	3,721	3,870	4,344	5,376	6,688	7,599
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.77	$10.74	$10.59	$11.11	$11.07	$12.40	$11.91	$10.87	$10.53	$10.11
Value at end of period	$10.32	$10.77	$10.74	$10.59	$11.11	$11.07	$12.40	$11.91	$10.87	$10.53
Number of accumulation units outstanding at end of period	7,656	6,035	31,350	3,798	7,246	7,352	8,044	4,520	4,389	1,126
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.81	$12.77	$12.97	$13.49	$12.11	$11.93	$9.70	$10.47	$9.22	$7.07
Value at end of period	$12.33	$13.81	$12.77	$12.97	$13.49	$12.11	$11.93	$9.70	$10.47	$9.22
Number of accumulation units outstanding at end of period	658	773	777	782	786	1,105	1,114	1,467	1,837	1,866
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$92.38	$89.75	$87.99	$87.34	$68.73	$68.82	$60.87	$56.81	$45.36	$34.12
Value at end of period	$83.47	$92.38	$89.75	$87.99	$87.34	$68.73	$68.82	$60.87	$56.81	$45.36
Number of accumulation units outstanding at end of period	3,087	3,281	4,139	4,952	6,283	8,163	9,328	11,200	13,170	14,578

Access	CFI 60

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.91	$15.05	$14.19	$14.08	$12.76	$9.68	$8.81	$9.44	$8.61	$6.69
Value at end of period	$15.95	$17.91	$15.05	$14.19	$14.08	$12.76	$9.68	$8.81	$9.44	$8.61
Number of accumulation units outstanding at end of period	3,577	5,914	5,175	2,809	4,594	4,577	4,890	8,329	8,609	8,079
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$18.05	$16.63	$13.74	$14.47	$14.17	$10.35	$9.26	$9.72	$7.93	$6.50
Value at end of period	$14.53	$18.05	$16.63	$13.74	$14.47	$14.17	$10.35	$9.26	$9.72	$7.93
Number of accumulation units outstanding at end of period	3,286	3,299	3,587	3,778	4,479	4,594	6,235	7,570	8,799	9,287
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.39	$14.26	$12.60	$13.75	$13.38	$11.93	$10.83	$10.79	$9.76	$7.56
Value at end of period	$14.31	$15.39	$14.26	$12.60	$13.75	$13.38	$11.93	$10.83	$10.79	$9.76
Number of accumulation units outstanding at end of period	8,628	14,535	15,255	12,761	18,577	18,767	22,123	25,857	24,332	35,176
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.27	$16.74	$14.52	$15.78	$14.78	$11.19	$9.63	$10.06	$8.93	$7.10
Value at end of period	$16.52	$19.27	$16.74	$14.52	$15.78	$14.78	$11.19	$9.63	$10.06	$8.93
Number of accumulation units outstanding at end of period	739	728	1,398	1,903	8,949	6,350	9,282	13,290	2,628	2,630
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.93	$17.49	$15.54	$16.26	$15.28	$12.53	$11.38	$11.79	$10.75	$8.98
Value at end of period	$16.73	$18.93	$17.49	$15.54	$16.26	$15.28	$12.53	$11.38	$11.79	$10.75
Number of accumulation units outstanding at end of period	50,671	59,562	76,355	92,545	108,421	9,085	10,463	12,099	13,286	9,725
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$12.59	$11.65	$10.36	$10.86	$10.23
Value at end of period	$11.11	$12.59	$11.65	$10.36	$10.86
Number of accumulation units outstanding at end of period	11,080	24,737	25,893	9,522	10,672
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$48.37	$43.40	$36.99	$38.94	$36.14	$27.59	$24.61	$25.70	$23.35	$19.25
Value at end of period	$40.90	$48.37	$43.40	$36.99	$38.94	$36.14	$27.59	$24.61	$25.70	$23.35
Number of accumulation units outstanding at end of period	7,809	10,105	11,606	10,239	12,159	16,828	21,860	22,781	23,664	27,239
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$24.05	$17.18	$15.55	$18.87	$19.11	$20.72	$17.78	$22.23	$18.88	$11.25
Value at end of period	$19.58	$24.05	$17.18	$15.55	$18.87	$19.11	$20.72	$17.78	$22.23	$18.88
Number of accumulation units outstanding at end of period	10,436	10,420	23,428	28,179	30,100	31,844	34,671	35,733	40,526	46,297
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$20.42	$18.35	$16.35	$17.23	$15.31	$11.90	$10.13	$10.17	$8.45	$6.43
Value at end of period	$17.54	$20.42	$18.35	$16.35	$17.23	$15.31	$11.90	$10.13	$10.17	$8.45
Number of accumulation units outstanding at end of period	0	0	0	0	98	6,545	0	0	930	225
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.54	$27.01	$22.70	$24.08	$22.71	$16.71	$14.38	$14.90	$12.02	$9.64
Value at end of period	$26.74	$30.54	$27.01	$22.70	$24.08	$22.71	$16.71	$14.38	$14.90	$12.02
Number of accumulation units outstanding at end of period	9,517	10,823	14,023	14,249	14,646	15,299	15,025	23,525	26,007	20,020
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$31.11	$25.27	$24.52	$23.56	$23.10	$19.76	$17.45	$16.35	$14.67	$11.63
Value at end of period	$29.93	$31.11	$25.27	$24.52	$23.56	$23.10	$19.76	$17.45	$16.35	$14.67
Number of accumulation units outstanding at end of period	5,734	7,976	8,666	5,424	7,185	9,931	8,849	7,852	10,126	9,888
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$22.41	$16.82	$17.20	$16.93	$16.95	$13.65	$11.50	$12.83	$11.32	$8.30
Value at end of period	$18.99	$22.41	$16.82	$17.20	$16.93	$16.95	$13.65	$11.50	$12.83	$11.32
Number of accumulation units outstanding at end of period	12,392	13,687	13,766	15,287	15,840	16,010	16,336	16,581	16,565	17,396
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$79.42	$70.51	$66.69	$64.77	$59.01	$49.35	$44.06	$43.76	$39.22	$30.08
Value at end of period	$78.10	$79.42	$70.51	$66.69	$64.77	$59.01	$49.35	$44.06	$43.76	$39.22
Number of accumulation units outstanding at end of period	55,392	61,901	69,736	74,349	81,489	83,436	93,247	99,044	102,921	114,117

Access	CFI 61

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$46.78	$41.13	$35.39	$38.84	$36.94	$29.10	$25.37	$26.16	$23.26	$19.02
Value at end of period	$41.50	$46.78	$41.13	$35.39	$38.84	$36.94	$29.10	$25.37	$26.16	$23.26
Number of accumulation units outstanding at end of period	18,472	19,690	24,353	31,943	36,098	39,917	43,429	50,249	53,064	54,765
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.52	$15.74	$15.89	$14.69	$13.84	$10.18	$8.78	$9.09	$7.97	$5.71
Value at end of period	$19.81	$20.52	$15.74	$15.89	$14.69	$13.84	$10.18	$8.78	$9.09	$7.97
Number of accumulation units outstanding at end of period	1,755	1,758	1,308	8,210	9,356	2,951	3,069	3,071	3,298	1,124
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$17.09	$13.66	$13.70	$14.13	$14.61	$13.06	$11.24	$13.10	$11.76	$8.74
Value at end of period	$14.36	$17.09	$13.66	$13.70	$14.13	$14.61	$13.06	$11.24	$13.10	$11.76
Number of accumulation units outstanding at end of period	8,721	9,307	8,675	9,126	9,182	8,954	9,492	10,300	10,413	11,246
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.94	$10.00	$10.06	$10.66	$11.69	$9.96	$8.58	$9.99	$9.40	$7.29
Value at end of period	$9.91	$11.94	$10.00	$10.06	$10.66	$11.69	$9.96	$8.58	$9.99	$9.40
Number of accumulation units outstanding at end of period	42,437	46,790	56,535	73,378	77,476	79,692	90,225	4,280	8,006	6,725
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.03	$25.10	$23.13	$25.57	$26.88	$21.03	$17.65	$19.13	$18.14	$14.01
Value at end of period	$24.33	$29.03	$25.10	$23.13	$25.57	$26.88	$21.03	$17.65	$19.13	$18.14
Number of accumulation units outstanding at end of period	5,648	6,434	9,116	9,339	10,036	11,970	13,682	18,380	22,439	22,182

Separate Account Annual Charges of 2.25%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$12.41	$11.16	$11.00	$11.36	$11.41	$10.20	$9.49	$10.07	$9.39	$7.94
Value at end of period	$11.21	$12.41	$11.16	$11.00	$11.36	$11.41	$10.20	$9.49	$10.07	$9.39
Number of accumulation units outstanding at end of period	91,506	111,697	126,829	162,729	181,945	183,336	196,366	188,180	115,909	112,665
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$34.96	$31.38	$24.18	$26.41	$26.21	$20.01	$18.40	$20.05	$16.22	$13.27
Value at end of period	$27.96	$34.96	$31.38	$24.18	$26.41	$26.21	$20.01	$18.40	$20.05	$16.22
Number of accumulation units outstanding at end of period	17,970	19,077	24,812	29,497	30,005	36,358	45,875	49,705	53,998	58,445
PROFUND VP BULL
Value at beginning of period	$14.46	$12.39	$11.56	$11.88	$10.90	$8.60	$7.72	$7.90	$7.18	$5.91
Value at end of period	$13.26	$14.46	$12.39	$11.56	$11.88	$10.90	$8.60	$7.72	$7.90	$7.18
Number of accumulation units outstanding at end of period	1,689	1,876	3,210	3,284	3,356	5,750	10,758	15,779	16,675	22,603
PROFUND VP EUROPE 30
Value at beginning of period	$10.10	$8.63	$8.19	$9.40	$10.53	$8.86	$7.77	$8.72	$8.70	$6.72
Value at end of period	$8.48	$10.10	$8.63	$8.19	$9.40	$10.53	$8.86	$7.77	$8.72	$8.70
Number of accumulation units outstanding at end of period	4,736	4,954	7,132	7,244	7,344	7,536	9,051	9,605	10,788	11,681
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.56	$1.81	$1.95	$2.03	$2.97	$2.61	$2.87	$4.70	$5.72	$4.43
Value at end of period	$1.59	$1.56	$1.81	$1.95	$2.03	$2.97	$2.61	$2.87	$4.70	$5.72
Number of accumulation units outstanding at end of period	12,512	12,705	17,937	17,001	20,394	15,344	15,185	12,444	17,464	18,106
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.02	$8.28	$8.46	$9.07	$10.27	$8.38	$7.03	$8.70	$9.79	$9.75
Value at end of period	$8.19	$10.02	$8.28	$8.46	$9.07	$10.27	$8.38	$7.03	$8.70	$9.79
Number of accumulation units outstanding at end of period	9,266	9,023	8,143	8,468	1,819	1,910	2,018	3,041	3,089	2,814
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.62	$10.62	$11.04	$12.18	$13.37	$11.51	$10.22	$10.90	$10.24	$9.96
Value at end of period	$10.57	$12.62	$10.62	$11.04	$12.18	$13.37	$11.51	$10.22	$10.90	$10.24
Number of accumulation units outstanding at end of period	3,904	4,473	6,496	6,652	1,412	1,514	2,546	2,735	2,685	2,700
Access	CFI 62

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.35	$9.40	$9.10	$9.54	$9.31	$8.38	$7.45	$7.92	$7.66	$6.03
Value at end of period	$10.08	$11.35	$9.40	$9.10	$9.54	$9.31	$8.38	$7.45	$7.92	$7.66
Number of accumulation units outstanding at end of period	71,870	82,251	94,120	114,736	15,895	14,861	12,908	35,436	36,542	10,025
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.75	$8.95	$8.68	$9.44
Value at end of period	$9.52	$10.75	$8.95	$8.68
Number of accumulation units outstanding at end of period	9,488	12,546	14,207	15,773
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.53	$10.29	$9.89	$10.50	$10.32
Value at end of period	$10.42	$11.53	$10.29	$9.89	$10.50
Number of accumulation units outstanding at end of period	15,368	7,256	9,690	10,285	14,183
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$11.84	$12.06	$12.32	$12.61	$12.89	$13.19	$13.49	$13.80	$14.11	$14.39
Value at end of period	$11.73	$11.84	$12.06	$12.32	$12.61	$12.89	$13.19	$13.49	$13.80	$14.11
Number of accumulation units outstanding at end of period	36,504	43,478	59,257	71,194	85,786	102,885	147,599	143,581	178,793	264,636
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.57	$15.00	$14.05	$14.64	$13.59	$10.69	$9.49	$9.99
Value at end of period	$16.34	$17.57	$15.00	$14.05	$14.64	$13.59	$10.69	$9.49
Number of accumulation units outstanding at end of period	188,726	183,949	226,953	289,333	304,731	342,619	428,987	455,079
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.58	$13.27	$12.41	$12.90	$11.95	$9.38	$8.31	$8.55	$7.68	$6.04
Value at end of period	$14.51	$15.58	$13.27	$12.41	$12.90	$11.95	$9.38	$8.31	$8.55	$7.68
Number of accumulation units outstanding at end of period	277,403	299,327	338,581	390,847	427,253	494,207	540,766	619,744	426,778	443,527
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.67	$12.98	$12.88	$13.90	$13.75	$13.55	$10.80	$13.54	$12.88	$10.19
Value at end of period	$15.28	$17.67	$12.98	$12.88	$13.90	$13.75	$13.55	$10.80	$13.54	$12.88
Number of accumulation units outstanding at end of period	4,926	4,206	4,688	4,883	8,762	9,344	12,311	12,546	8,442	80,340
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.78	$18.08	$16.14	$16.85	$17.04	$16.51	$14.81	$14.51	$12.99	$8.90
Value at end of period	$17.76	$18.78	$18.08	$16.14	$16.85	$17.04	$16.51	$14.81	$14.51	$12.99
Number of accumulation units outstanding at end of period	97,618	96,665	108,022	166,283	200,463	241,304	257,405	248,699	365,700	245,520
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$18.30	$15.06	$14.00	$14.24	$12.83	$9.89	$8.87	$9.10	$8.20	$6.82
Value at end of period	$16.63	$18.30	$15.06	$14.00	$14.24	$12.83	$9.89	$8.87	$9.10	$8.20
Number of accumulation units outstanding at end of period	30,298	15,613	18,074	19,777	31,781	37,971	113,597	118,887	121,874	124,726
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.77	$20.56	$17.85	$18.64	$17.45	$13.30	$11.59	$12.02	$10.12	$7.87
Value at end of period	$19.02	$22.77	$20.56	$17.85	$18.64	$17.45	$13.30	$11.59	$12.02	$10.12
Number of accumulation units outstanding at end of period	6,905	7,690	7,968	8,263	16,038	19,609	23,710	26,133	27,746	31,119
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.62	$20.18	$16.25	$17.22	$16.74	$12.04	$10.98	$11.34	$9.48	$7.79
Value at end of period	$18.46	$21.62	$20.18	$16.25	$17.22	$16.74	$12.04	$10.98	$11.34	$9.48
Number of accumulation units outstanding at end of period	16,366	17,725	22,562	24,275	33,605	39,528	41,158	45,155	49,603	54,347
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.25	$13.91	$13.66	$13.94	$13.39	$13.75	$12.90	$12.30	$11.49	$10.56
Value at end of period	$13.82	$14.25	$13.91	$13.66	$13.94	$13.39	$13.75	$12.90	$12.30	$11.49
Number of accumulation units outstanding at end of period	322,988	349,463	422,468	454,116	499,140	88,706	86,736	109,955	122,248	136,125
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.04	$9.10	$9.27	$9.62	$10.18
Value at end of period	$9.27	$11.04	$9.10	$9.27	$9.62
Number of accumulation units outstanding at end of period	179,079	175,632	182,094	201,635	216,591

Access	CFI 63

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$9.84	$8.08	$8.22	$8.50	$9.27	$7.83	$6.76	$7.90	$7.51	$6.03
Value at end of period	$8.28	$9.84	$8.08	$8.22	$8.50	$9.27	$7.83	$6.76	$7.90	$7.51
Number of accumulation units outstanding at end of period	58,193	60,807	78,468	85,784	92,290	100,157	9,050	13,153	17,788	21,769
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.57	$11.89	$11.81	$10.94	$11.83	$9.70	$9.22	$10.93	$9.84	$9.91
Value at end of period	$12.13	$14.57	$11.89	$11.81	$10.94	$11.83	$9.70	$9.22	$10.93	$9.84
Number of accumulation units outstanding at end of period	232	1,427	3,610	4,942	1,431	3,482	2,615	2,559	2,710	2,858
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$19.01	$15.07	$14.92	$14.44	$13.07	$10.26	$10.31
Value at end of period	$18.19	$19.01	$15.07	$14.92	$14.44	$13.07	$10.26
Number of accumulation units outstanding at end of period	300,824	307,600	349,619	404,533	445,363	501,898	572,745
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.47	$22.50	$22.20	$21.40	$19.32	$15.13	$13.14	$13.14	$11.77	$8.45
Value at end of period	$27.35	$28.47	$22.50	$22.20	$21.40	$19.32	$15.13	$13.14	$13.14	$11.77
Number of accumulation units outstanding at end of period	236,395	263,322	306,951	378,809	426,337	177,770	150,467	83,478	38,425	33,676
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.49	$15.80	$14.23	$15.27	$14.23	$11.14	$9.97	$10.04
Value at end of period	$15.72	$17.49	$15.80	$14.23	$15.27	$14.23	$11.14	$9.97
Number of accumulation units outstanding at end of period	244,070	261,548	295,879	351,087	356,056	265,152	83,269	81,095
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$17.47	$17.66	$17.84	$18.15	$18.44	$18.73	$18.88	$19.09	$18.93	$18.07
Value at end of period	$17.26	$17.47	$17.66	$17.84	$18.15	$18.44	$18.73	$18.88	$19.09	$18.93
Number of accumulation units outstanding at end of period	5,365	7,724	9,120	9,666	10,319	11,002	14,444	21,034	24,725	26,264
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$19.90	$16.31	$15.59	$15.91	$15.00	$11.65	$10.46	$10.79	$8.49	$6.16
Value at end of period	$17.95	$19.90	$16.31	$15.59	$15.91	$15.00	$11.65	$10.46	$10.79	$8.49
Number of accumulation units outstanding at end of period	324,200	352,485	212,821	251,373	277,703	328,384	174,257	177,210	330,539	190,251
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.48	$9.95	$9.72	$10.02	$9.68	$9.49	$9.00	$8.75	$8.30	$8.24
Value at end of period	$9.96	$10.48	$9.95	$9.72	$10.02	$9.68	$9.49	$9.00	$8.75	$8.30
Number of accumulation units outstanding at end of period	183,786	258,371	273,978	234,403	137,869	252,341	277,502	218,771	64,846	62,202
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.89	$13.06	$12.45	$13.00	$12.63	$10.88	$9.86	$10.21	$9.36	$9.21
Value at end of period	$13.47	$14.89	$13.06	$12.45	$13.00	$12.63	$10.88	$9.86	$10.21	$9.36
Number of accumulation units outstanding at end of period	466,322	457,421	485,109	609,318	664,689	703,812	847,798	839,651	937,005	1,001,792
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.63	$13.07	$12.52	$13.01	$12.59	$11.13	$10.21	$10.43	$9.61	$9.49
Value at end of period	$13.40	$14.63	$13.07	$12.52	$13.01	$12.59	$11.13	$10.21	$10.43	$9.61
Number of accumulation units outstanding at end of period	178,949	275,357	309,471	416,906	526,066	457,960	476,035	600,065	721,062	741,695
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.65	$12.48	$12.07	$12.55	$12.20	$11.34	$10.52	$10.54	$9.84	$9.75
Value at end of period	$12.66	$13.65	$12.48	$12.07	$12.55	$12.20	$11.34	$10.52	$10.54	$9.84
Number of accumulation units outstanding at end of period	152,361	162,118	185,798	292,097	325,090	367,297	433,343	499,085	591,658	889,780

Access	CFI 64

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$31.16	$24.34	$23.42	$22.32	$20.25	$15.73	$14.08	$13.86	$12.61	$10.82
Value at end of period	$30.09	$31.16	$24.34	$23.42	$22.32	$20.25	$15.73	$14.08	$13.86	$12.61
Number of accumulation units outstanding at end of period	97,550	119,789	140,919	135,094	117,427	90,065	42,185	53,747	59,354	80,524
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$18.10	$15.14	$13.99	$14.06	$12.77	$9.91	$8.80	$8.81	$8.05	$6.67
Value at end of period	$17.04	$18.10	$15.14	$13.99	$14.06	$12.77	$9.91	$8.80	$8.81	$8.05
Number of accumulation units outstanding at end of period	162,976	98,410	99,222	101,336	107,498	93,117	105,109	129,496	142,162	156,430
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$24.89	$22.49	$19.95	$21.21	$19.34	$15.05	$13.28	$13.51	$12.43	$10.62
Value at end of period	$22.66	$24.89	$22.49	$19.95	$21.21	$19.34	$15.05	$13.28	$13.51	$12.43
Number of accumulation units outstanding at end of period	60,646	90,790	115,727	122,316	103,175	81,393	3,341	2,332	441	897
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$30.24	$24.87	$23.82	$24.56	$22.62	$17.15	$15.19	$15.89	$12.91	$10.45
Value at end of period	$27.97	$30.24	$24.87	$23.82	$24.56	$22.62	$17.15	$15.19	$15.89	$12.91
Number of accumulation units outstanding at end of period	31,310	30,990	27,974	31,158	27,431	31,934	38,241	48,499	52,745	62,511
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.23	$16.72	$15.12	$15.95	$14.51	$11.09	$9.72	$10.16	$8.32	$6.09
Value at end of period	$17.00	$19.23	$16.72	$15.12	$15.95	$14.51	$11.09	$9.72	$10.16	$8.32
Number of accumulation units outstanding at end of period	51,292	57,927	82,925	86,904	82,904	83,351	25,281	34,976	30,186	29,454
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$18.95	$17.01	$14.40	$15.48	$15.13	$11.18	$9.88	$10.54	$8.56	$6.93
Value at end of period	$16.41	$18.95	$17.01	$14.40	$15.48	$15.13	$11.18	$9.88	$10.54	$8.56
Number of accumulation units outstanding at end of period	30,823	24,176	32,156	31,796	23,574	31,632	20,084	28,350	25,378	32,879
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$16.71	$14.43	$13.05	$13.51	$13.12	$9.67	$8.61	$8.76	$6.79	$5.31
Value at end of period	$13.71	$16.71	$14.43	$13.05	$13.51	$13.12	$9.67	$8.61	$8.76	$6.79
Number of accumulation units outstanding at end of period	16,949	17,424	19,215	20,717	29,851	33,440	41,583	62,980	72,597	78,963
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$20.23	$18.65	$15.36	$15.88	$15.29	$11.38	$10.19	$10.71	$8.84	$7.11
Value at end of period	$16.60	$20.23	$18.65	$15.36	$15.88	$15.29	$11.38	$10.19	$10.71	$8.84
Number of accumulation units outstanding at end of period	8,826	9,917	11,798	12,250	13,210	16,427	16,288	19,884	18,336	26,217
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.47	$9.93	$9.57	$10.03
Value at end of period	$10.18	$11.47	$9.93	$9.57
Number of accumulation units outstanding at end of period	9,805	3,762	10,275	11,217
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.02	$10.95	$10.97	$11.23	$10.89	$11.46	$11.32	$10.82	$10.46	$10.14
Value at end of period	$10.71	$11.02	$10.95	$10.97	$11.23	$10.89	$11.46	$11.32	$10.82	$10.46
Number of accumulation units outstanding at end of period	178,904	212,109	254,199	46,085	24,989	32,997	20,927	62,343	55,786	58,074
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$23.25	$18.55	$18.02	$19.41	$19.03	$14.02	$11.99	$12.00	$9.70	$7.34
Value at end of period	$22.30	$23.25	$18.55	$18.02	$19.41	$19.03	$14.02	$11.99	$12.00	$9.70
Number of accumulation units outstanding at end of period	19,343	21,431	25,233	34,691	40,758	48,922	44,970	50,142	46,767	56,178
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.67	$10.65	$10.52	$11.05	$11.02	$12.35	$11.88	$10.85	$10.52	$9.91
Value at end of period	$10.22	$10.67	$10.65	$10.52	$11.05	$11.02	$12.35	$11.88	$10.85	$10.52
Number of accumulation units outstanding at end of period	83,138	115,995	180,004	65,151	72,260	89,222	98,666	115,543	82,802	31,823
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.65	$12.64	$12.85	$13.37	$12.01	$11.85	$9.65	$10.42	$9.19	$7.05
Value at end of period	$12.17	$13.65	$12.64	$12.85	$13.37	$12.01	$11.85	$9.65	$10.42	$9.19
Number of accumulation units outstanding at end of period	2,031	2,968	3,593	4,821	5,588	6,231	6,121	13,663	14,852	40,627
Access	CFI 65

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$89.69	$87.22	$85.60	$85.06	$67.00	$67.15	$59.46	$55.55	$44.40	$33.43
Value at end of period	$80.95	$89.69	$87.22	$85.60	$85.06	$67.00	$67.15	$59.46	$55.55	$44.40
Number of accumulation units outstanding at end of period	15,004	15,588	19,429	22,711	24,622	28,783	33,326	36,448	39,730	44,233
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.69	$14.88	$14.05	$13.95	$12.65	$9.61	$8.75	$9.39	$8.58	$6.67
Value at end of period	$15.74	$17.69	$14.88	$14.05	$13.95	$12.65	$9.61	$8.75	$9.39	$8.58
Number of accumulation units outstanding at end of period	19,937	20,984	21,066	25,499	30,507	32,577	32,937	31,923	41,421	36,681
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$17.84	$16.45	$13.60	$14.34	$14.06	$10.28	$9.21	$9.68	$7.90	$6.48
Value at end of period	$14.34	$17.84	$16.45	$13.60	$14.34	$14.06	$10.28	$9.21	$9.68	$7.90
Number of accumulation units outstanding at end of period	13,364	14,632	14,859	15,393	16,840	17,871	18,554	18,852	20,053	25,828
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.21	$14.10	$12.47	$13.63	$13.28	$11.85	$10.76	$10.74	$9.73	$7.54
Value at end of period	$14.12	$15.21	$14.10	$12.47	$13.63	$13.28	$11.85	$10.76	$10.74	$9.73
Number of accumulation units outstanding at end of period	100,712	132,969	170,053	192,138	229,201	102,582	100,477	86,239	88,916	85,395
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.14	$17.50	$15.20	$16.54	$15.50	$11.75	$10.13	$10.58	$9.40	$7.48
Value at end of period	$17.24	$20.14	$17.50	$15.20	$16.54	$15.50	$11.75	$10.13	$10.58	$9.40
Number of accumulation units outstanding at end of period	16,610	11,532	12,634	15,210	16,891	16,105	19,147	21,515	19,431	16,497
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.68	$17.28	$15.37	$16.10	$15.15	$12.43	$11.31	$11.72	$10.70	$8.95
Value at end of period	$16.50	$18.68	$17.28	$15.37	$16.10	$15.15	$12.43	$11.31	$11.72	$10.70
Number of accumulation units outstanding at end of period	90,082	95,301	116,675	157,937	173,518	44,941	37,067	46,682	54,173	66,181
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$12.54	$11.61	$10.34	$10.85	$10.23
Value at end of period	$11.06	$12.54	$11.61	$10.34	$10.85
Number of accumulation units outstanding at end of period	11,285	13,788	34,499	25,659	32,562
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$47.19	$42.38	$36.16	$38.10	$35.40	$27.05	$24.16	$25.26	$22.97	$18.96
Value at end of period	$39.86	$47.19	$42.38	$36.16	$38.10	$35.40	$27.05	$24.16	$25.26	$22.97
Number of accumulation units outstanding at end of period	32,171	33,859	37,729	41,399	42,354	52,210	51,624	60,620	67,177	72,770
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$23.57	$16.85	$15.27	$18.55	$18.80	$20.40	$17.53	$21.94	$18.65	$11.12
Value at end of period	$19.17	$23.57	$16.85	$15.27	$18.55	$18.80	$20.40	$17.53	$21.94	$18.65
Number of accumulation units outstanding at end of period	41,587	43,878	42,538	47,905	51,980	129,004	142,563	83,707	75,447	177,231
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.19	$23.56	$21.01	$22.17	$19.72	$15.34	$13.07	$13.14	$10.93	$8.90
Value at end of period	$22.48	$26.19	$23.56	$21.01	$22.17	$19.72	$15.34	$13.07	$13.14	$10.93
Number of accumulation units outstanding at end of period	7,038	8,057	11,140	12,767	15,940	30,775	18,728	25,508	29,382	8,464
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.05	$26.60	$22.38	$23.77	$22.44	$16.52	$14.24	$14.77	$11.92	$9.58
Value at end of period	$26.28	$30.05	$26.60	$22.38	$23.77	$22.44	$16.52	$14.24	$14.77	$11.92
Number of accumulation units outstanding at end of period	38,301	36,766	42,488	59,442	60,243	61,430	62,083	83,087	93,707	65,498
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$30.62	$24.89	$24.18	$23.26	$22.82	$19.55	$17.27	$16.20	$14.55	$11.55
Value at end of period	$29.42	$30.62	$24.89	$24.18	$23.26	$22.82	$19.55	$17.27	$16.20	$14.55
Number of accumulation units outstanding at end of period	85,272	85,203	86,026	111,300	107,403	131,586	130,499	120,804	106,353	111,544
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$22.41	$16.84	$17.23	$16.98	$17.01	$13.72	$11.57	$12.92	$11.41	$8.38
Value at end of period	$18.97	$22.41	$16.84	$17.23	$16.98	$17.01	$13.72	$11.57	$12.92	$11.41
Number of accumulation units outstanding at end of period	10,544	12,205	10,043	11,513	7,204	6,143	22,079	29,078	27,474	32,075

Access	CFI 66

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$77.10	$68.52	$64.88	$63.07	$57.53	$48.16	$43.04	$42.79	$38.39	$29.47
Value at end of period	$75.74	$77.10	$68.52	$64.88	$63.07	$57.53	$48.16	$43.04	$42.79	$38.39
Number of accumulation units outstanding at end of period	159,709	174,009	199,248	235,338	246,693	275,590	284,733	314,991	302,850	421,088
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$45.42	$39.97	$34.42	$37.83	$36.01	$28.39	$24.78	$25.58	$22.77	$18.63
Value at end of period	$40.25	$45.42	$39.97	$34.42	$37.83	$36.01	$28.39	$24.78	$25.58	$22.77
Number of accumulation units outstanding at end of period	85,238	95,285	105,660	108,714	115,859	124,744	139,541	167,723	167,512	182,388
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.30	$15.58	$15.74	$14.57	$13.75	$10.12	$8.73	$9.05	$7.94	$5.70
Value at end of period	$19.58	$20.30	$15.58	$15.74	$14.57	$13.75	$10.12	$8.73	$9.05	$7.94
Number of accumulation units outstanding at end of period	39,692	49,913	41,876	73,172	65,432	88,838	84,821	44,906	31,927	37,103
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$16.87	$13.50	$13.55	$14.00	$14.48	$12.95	$11.16	$13.02	$11.71	$8.71
Value at end of period	$14.16	$16.87	$13.50	$13.55	$14.00	$14.48	$12.95	$11.16	$13.02	$11.71
Number of accumulation units outstanding at end of period	19,922	23,132	27,667	27,869	30,059	28,758	30,585	38,595	42,113	47,971
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.80	$9.89	$9.96	$10.56	$11.60	$9.90	$8.53	$9.94	$9.37	$7.27
Value at end of period	$9.78	$11.80	$9.89	$9.96	$10.56	$11.60	$9.90	$8.53	$9.94	$9.37
Number of accumulation units outstanding at end of period	175,423	160,985	196,931	240,666	257,595	272,789	301,728	161,762	170,192	181,697
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.30	$24.48	$22.59	$25.00	$26.30	$20.60	$17.31	$18.77	$17.82	$13.78
Value at end of period	$23.69	$28.30	$24.48	$22.59	$25.00	$26.30	$20.60	$17.31	$18.77	$17.82
Number of accumulation units outstanding at end of period	31,193	32,146	35,339	42,598	47,244	58,203	61,310	68,344	74,319	78,639

Separate Account Annual Charges of 2.35%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$12.28	$11.06	$10.91	$11.29	$11.34	$10.15	$9.45	$10.04	$9.37	$7.94
Value at end of period	$11.08	$12.28	$11.06	$10.91	$11.29	$11.34	$10.15	$9.45	$10.04	$9.37
Number of accumulation units outstanding at end of period	523,652	556,037	633,933	806,779	913,450	979,000	934,023	1,064,826	1,076,203	1,786,545
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2)
Value at beginning of period	$21.50	$19.31	$14.90	$16.29	$16.18	$12.36	$11.38	$12.42	$10.05	$8.24
Value at end of period	$17.18	$21.50	$19.31	$14.90	$16.29	$16.18	$12.36	$11.38	$12.42	$10.05
Number of accumulation units outstanding at end of period	15,154	14,155	16,685	17,861	18,858	19,807	25,706	28,540	33,715	39,739
PROFUND VP EUROPE 30
Value at beginning of period	$11.10	$9.49	$9.02	$10.36	$11.61	$9.78	$8.59	$9.65	$9.63	$7.45
Value at end of period	$9.30	$11.10	$9.49	$9.02	$10.36	$11.61	$9.78	$8.59	$9.65	$9.63
Number of accumulation units outstanding at end of period	79	77	645	649	2,751	3,316	3,518	3,745	4,369	4,966
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.89	$2.20	$2.37	$2.47	$3.63	$3.19	$3.51	$5.75	$7.01	$5.43
Value at end of period	$1.92	$1.89	$2.20	$2.37	$2.47	$3.63	$3.19	$3.51	$5.75	$7.01
Number of accumulation units outstanding at end of period	0	0	0	0	314	317	321	324	761	2,153
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.94	$8.22	$8.40	$9.02	$10.23	$8.35	$7.02	$8.69	$8.19
Value at end of period	$8.11	$9.94	$8.22	$8.40	$9.02	$10.23	$8.35	$7.02	$8.69
Number of accumulation units outstanding at end of period	13,629	11,507	8,694	3,732	7,141	6,028	0	0	110
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.51	$10.54	$10.97	$12.11	$13.31	$11.47	$10.19	$10.89	$9.08
Value at end of period	$10.47	$12.51	$10.54	$10.97	$12.11	$13.31	$11.47	$10.19	$10.89
Number of accumulation units outstanding at end of period	645	652	393	396	387	372	591	614	3,017
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.23	$9.32	$9.02	$9.47	$9.25	$8.34	$7.42	$7.90	$7.64	$6.02
Value at end of period	$9.97	$11.23	$9.32	$9.02	$9.47	$9.25	$8.34	$7.42	$7.90	$7.64
Number of accumulation units outstanding at end of period	296,100	314,348	379,583	547,011	371,433	393,213	360,622	373,188	377,940	421,558

Access	CFI 67

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.72	$8.93	$8.68	$9.44
Value at end of period	$9.48	$10.72	$8.93	$8.68
Number of accumulation units outstanding at end of period	117,003	128,575	137,143	127,939
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.47	$10.25	$9.86	$10.48	$10.34	$9.86
Value at end of period	$10.36	$11.47	$10.25	$9.86	$10.48	$10.34
Number of accumulation units outstanding at end of period	39,497	41,811	53,125	78,785	114,556	588
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$8.57	$8.74	$8.94	$9.15	$9.37	$9.59	$9.83	$10.06	$10.30	$10.51
Value at end of period	$8.48	$8.57	$8.74	$8.94	$9.15	$9.37	$9.59	$9.83	$10.06	$10.30
Number of accumulation units outstanding at end of period	281,228	295,091	299,839	606,333	369,734	822,332	737,885	653,047	672,652	968,348
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.45	$14.91	$13.98	$14.58	$13.55	$10.66	$9.48	$9.98
Value at end of period	$16.20	$17.45	$14.91	$13.98	$14.58	$13.55	$10.66	$9.48
Number of accumulation units outstanding at end of period	454,972	498,435	575,016	626,890	592,752	651,065	852,858	851,297
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.42	$13.15	$12.30	$12.81	$11.88	$9.33	$8.28	$8.52	$7.66	$6.04
Value at end of period	$14.35	$15.42	$13.15	$12.30	$12.81	$11.88	$9.33	$8.28	$8.52	$7.66
Number of accumulation units outstanding at end of period	147,610	170,174	251,533	380,152	495,002	532,044	551,572	584,744	169,041	185,966
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.52	$12.87	$12.79	$13.82	$13.69	$13.50	$10.77	$13.52	$12.87	$10.19
Value at end of period	$15.13	$17.52	$12.87	$12.79	$13.82	$13.69	$13.50	$10.77	$13.52	$12.87
Number of accumulation units outstanding at end of period	34,148	35,608	38,833	37,245	33,060	33,963	36,875	41,076	45,723	80,767
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.26	$16.64	$14.87	$15.54	$15.73	$15.25	$13.69	$13.43	$12.04	$8.25
Value at end of period	$16.31	$17.26	$16.64	$14.87	$15.54	$15.73	$15.25	$13.69	$13.43	$12.04
Number of accumulation units outstanding at end of period	158,728	171,905	212,329	198,896	308,768	315,083	423,818	258,511	394,261	135,645
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.21	$15.83	$14.73	$14.99	$13.52	$10.44	$9.37	$9.63	$8.67	$7.22
Value at end of period	$17.44	$19.21	$15.83	$14.73	$14.99	$13.52	$10.44	$9.37	$9.63	$8.67
Number of accumulation units outstanding at end of period	50,136	9,114	10,603	13,870	14,205	14,907	28,675	29,567	34,596	44,071
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.14	$19.11	$16.60	$17.36	$16.27	$12.41	$10.83	$11.24	$9.47	$7.38
Value at end of period	$17.64	$21.14	$19.11	$16.60	$17.36	$16.27	$12.41	$10.83	$11.24	$9.47
Number of accumulation units outstanding at end of period	31,428	32,869	35,168	38,796	40,369	41,089	51,875	54,098	58,002	66,645
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.25	$17.99	$14.50	$15.39	$14.97	$10.77	$9.84	$10.18	$8.51	$7.00
Value at end of period	$16.43	$19.25	$17.99	$14.50	$15.39	$14.97	$10.77	$9.84	$10.18	$8.51
Number of accumulation units outstanding at end of period	14,615	14,805	25,028	28,215	33,044	41,623	49,722	48,852	51,314	53,319
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.53	$12.25	$12.04	$12.30	$11.83	$12.16	$11.41	$10.89	$10.18	$9.37
Value at end of period	$12.14	$12.53	$12.25	$12.04	$12.30	$11.83	$12.16	$11.41	$10.89	$10.18
Number of accumulation units outstanding at end of period	1,887,840	1,940,386	2,123,582	2,270,448	2,519,000	784,193	750,804	831,004	927,831	842,268
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.00	$9.07	$9.25	$9.61	$10.18
Value at end of period	$9.22	$11.00	$9.07	$9.25	$9.61
Number of accumulation units outstanding at end of period	435,232	462,578	482,167	518,596	552,139
Access	CFI 68

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$9.74	$8.01	$8.16	$8.44	$9.22	$7.79	$6.74	$7.88	$7.49	$6.02
Value at end of period	$8.19	$9.74	$8.01	$8.16	$8.44	$9.22	$7.79	$6.74	$7.88	$7.49
Number of accumulation units outstanding at end of period	132,350	146,755	188,995	204,167	216,538	224,867	43,265	55,538	66,408	49,609
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.45	$11.80	$11.74	$10.88	$11.78	$9.67	$9.20	$10.92	$9.84	$10.02
Value at end of period	$12.02	$14.45	$11.80	$11.74	$10.88	$11.78	$9.67	$9.20	$10.92	$9.84
Number of accumulation units outstanding at end of period	7,351	8,045	7,398	21,983	615	634	1,237	1,996	3,430	488
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$18.90	$15.00	$14.86	$14.40	$13.04	$10.25	$10.02
Value at end of period	$18.07	$18.90	$15.00	$14.86	$14.40	$13.04	$10.25
Number of accumulation units outstanding at end of period	663,475	733,085	865,242	888,019	901,166	990,538	1,128,608
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.11	$21.45	$21.19	$20.45	$18.47	$14.48	$12.59	$12.61	$11.30	$8.12
Value at end of period	$26.01	$27.11	$21.45	$21.19	$20.45	$18.47	$14.48	$12.59	$12.61	$11.30
Number of accumulation units outstanding at end of period	413,993	469,971	583,282	730,650	818,763	464,145	156,889	132,179	90,392	60,434
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.36	$15.70	$14.16	$15.20	$14.19	$11.12	$9.96	$10.04
Value at end of period	$15.60	$17.36	$15.70	$14.16	$15.20	$14.19	$11.12	$9.96
Number of accumulation units outstanding at end of period	426,547	451,535	522,471	556,219	463,133	247,977	53,251	64,676
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$27.37	$22.47	$21.50	$21.96	$20.72	$16.11	$14.48	$14.95	$11.78	$8.55
Value at end of period	$24.67	$27.37	$22.47	$21.50	$21.96	$20.72	$16.11	$14.48	$14.95	$11.78
Number of accumulation units outstanding at end of period	199,584	220,904	122,084	141,470	155,449	171,972	64,061	79,808	140,135	40,002
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.39	$9.87	$9.66	$9.97	$9.64	$9.46	$8.98	$8.74	$8.30	$8.24
Value at end of period	$9.87	$10.39	$9.87	$9.66	$9.97	$9.64	$9.46	$8.98	$8.74	$8.30
Number of accumulation units outstanding at end of period	478,538	500,194	515,273	545,600	579,071	740,729	810,817	1,126,761	535,970	480,746
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.77	$12.96	$12.37	$12.93	$12.57	$10.85	$9.83	$10.19	$9.35	$9.21
Value at end of period	$13.34	$14.77	$12.96	$12.37	$12.93	$12.57	$10.85	$9.83	$10.19	$9.35
Number of accumulation units outstanding at end of period	1,318,155	1,480,712	1,996,988	2,195,422	2,319,988	2,595,036	3,073,303	3,444,258	3,824,298	3,683,496
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.51	$12.97	$12.44	$12.94	$12.54	$11.10	$10.18	$10.42	$9.61	$9.49
Value at end of period	$13.28	$14.51	$12.97	$12.44	$12.94	$12.54	$11.10	$10.18	$10.42	$9.61
Number of accumulation units outstanding at end of period	762,382	859,685	1,173,800	1,295,736	1,475,770	1,591,775	1,740,020	2,026,044	1,969,328	2,239,686
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.53	$12.39	$12.00	$12.48	$12.14	$11.30	$10.50	$10.53	$9.84	$9.75
Value at end of period	$12.54	$13.53	$12.39	$12.00	$12.48	$12.14	$11.30	$10.50	$10.53	$9.84
Number of accumulation units outstanding at end of period	582,798	745,059	839,493	944,003	988,289	1,116,993	1,263,948	1,402,626	1,681,462	1,842,613
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$30.88	$24.15	$23.26	$22.19	$20.15	$15.67	$14.04	$13.84	$12.60	$10.18
Value at end of period	$29.79	$30.88	$24.15	$23.26	$22.19	$20.15	$15.67	$14.04	$13.84	$12.60
Number of accumulation units outstanding at end of period	54,777	131,388	160,146	154,058	155,576	163,422	47,688	54,888	27,688	23,351
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$17.92	$15.00	$13.88	$13.96	$12.70	$9.86	$8.76	$8.79	$8.03	$6.66
Value at end of period	$16.85	$17.92	$15.00	$13.88	$13.96	$12.70	$9.86	$8.76	$8.79	$8.03
Number of accumulation units outstanding at end of period	395,701	185,038	177,680	173,809	154,124	169,147	185,779	85,449	118,752	92,362

Access	CFI 69

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$24.67	$22.31	$19.82	$21.09	$19.24	$14.99	$13.24	$13.48	$12.42	$10.61
Value at end of period	$22.43	$24.67	$22.31	$19.82	$21.09	$19.24	$14.99	$13.24	$13.48	$12.42
Number of accumulation units outstanding at end of period	164,308	249,904	283,187	203,538	155,188	159,493	48,920	34,737	13,781	17,012
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$29.97	$24.67	$23.66	$24.42	$22.51	$17.08	$15.15	$15.86	$12.91	$10.71
Value at end of period	$27.69	$29.97	$24.67	$23.66	$24.42	$22.51	$17.08	$15.15	$15.86	$12.91
Number of accumulation units outstanding at end of period	56,582	56,582	63,500	73,909	67,335	63,306	57,023	42,714	43,273	49,341
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.04	$16.57	$15.00	$15.84	$14.43	$11.04	$9.69	$10.13	$8.31	$6.09
Value at end of period	$16.81	$19.04	$16.57	$15.00	$15.84	$14.43	$11.04	$9.69	$10.13	$8.31
Number of accumulation units outstanding at end of period	231,545	245,400	288,995	252,114	266,967	275,320	126,206	122,670	129,023	114,394
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$18.76	$16.86	$14.29	$15.37	$15.04	$11.13	$9.84	$10.51	$8.54	$6.92
Value at end of period	$16.23	$18.76	$16.86	$14.29	$15.37	$15.04	$11.13	$9.84	$10.51	$8.54
Number of accumulation units outstanding at end of period	126,606	128,200	125,808	150,345	143,436	180,912	130,341	152,810	150,555	121,580
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$25.46	$22.01	$19.93	$20.64	$20.06	$14.81	$13.20	$13.44	$10.42	$8.17
Value at end of period	$20.86	$25.46	$22.01	$19.93	$20.64	$20.06	$14.81	$13.20	$13.44	$10.42
Number of accumulation units outstanding at end of period	3,254	3,196	3,245	3,252	4,494	12,175	12,613	12,853	13,292	15,741
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$20.03	$18.48	$15.24	$15.77	$15.20	$11.33	$10.15	$10.68	$8.82	$7.10
Value at end of period	$16.42	$20.03	$18.48	$15.24	$15.77	$15.20	$11.33	$10.15	$10.68	$8.82
Number of accumulation units outstanding at end of period	107,597	115,457	139,908	123,139	42,573	55,493	38,113	53,650	47,715	25,086
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.43	$9.91	$9.55	$10.02
Value at end of period	$10.14	$11.43	$9.91	$9.55
Number of accumulation units outstanding at end of period	286,919	302,657	353,215	431,376
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$10.91	$10.85	$10.89	$11.15	$10.83	$11.40	$11.27	$10.79	$10.44	$10.13
Value at end of period	$10.59	$10.91	$10.85	$10.89	$11.15	$10.83	$11.40	$11.27	$10.79	$10.44
Number of accumulation units outstanding at end of period	188,525	172,623	241,652	190,650	223,076	93,466	139,406	235,943	165,685	228,018
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$22.95	$18.33	$17.82	$19.22	$18.86	$13.91	$11.90	$11.93	$9.65	$7.31
Value at end of period	$21.99	$22.95	$18.33	$17.82	$19.22	$18.86	$13.91	$11.90	$11.93	$9.65
Number of accumulation units outstanding at end of period	131,181	149,571	177,494	203,897	215,568	250,428	260,859	345,820	337,728	327,598
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.58	$10.57	$10.44	$10.98	$10.97	$12.30	$11.85	$10.83	$10.51	$9.87
Value at end of period	$10.12	$10.58	$10.57	$10.44	$10.98	$10.97	$12.30	$11.85	$10.83	$10.51
Number of accumulation units outstanding at end of period	193,043	193,622	240,924	213,954	234,827	300,004	581,179	638,466	233,842	163,423
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.49	$12.50	$12.72	$13.25	$11.92	$11.77	$9.59	$10.37	$9.16	$7.03
Value at end of period	$12.02	$13.49	$12.50	$12.72	$13.25	$11.92	$11.77	$9.59	$10.37	$9.16
Number of accumulation units outstanding at end of period	38,217	40,999	40,674	45,537	49,268	62,894	74,826	80,475	90,579	99,966
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.05	$19.51	$19.17	$19.07	$15.04	$15.09	$13.37	$12.50	$10.01	$7.54
Value at end of period	$18.07	$20.05	$19.51	$19.17	$19.07	$15.04	$15.09	$13.37	$12.50	$10.01
Number of accumulation units outstanding at end of period	34,583	37,195	47,194	52,999	60,160	84,337	91,971	101,767	108,093	134,737

Access	CFI 70

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.47	$14.72	$13.90	$13.82	$12.55	$9.54	$8.70	$9.35	$8.54	$6.64
Value at end of period	$15.53	$17.47	$14.72	$13.90	$13.82	$12.55	$9.54	$8.70	$9.35	$8.54
Number of accumulation units outstanding at end of period	122,942	144,233	150,448	151,239	167,186	167,912	198,174	212,175	267,625	276,908
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$17.63	$16.27	$13.47	$14.21	$13.95	$10.21	$9.15	$9.63	$7.87	$6.46
Value at end of period	$14.15	$17.63	$16.27	$13.47	$14.21	$13.95	$10.21	$9.15	$9.63	$7.87
Number of accumulation units outstanding at end of period	48,923	59,893	85,027	105,703	186,698	212,106	246,050	268,406	323,478	357,068
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.03	$13.95	$12.35	$13.51	$13.17	$11.77	$10.70	$10.69	$9.69	$7.52
Value at end of period	$13.94	$15.03	$13.95	$12.35	$13.51	$13.17	$11.77	$10.70	$10.69	$9.69
Number of accumulation units outstanding at end of period	217,255	271,533	279,323	322,413	516,761	431,185	470,491	489,208	451,080	421,571
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.78	$16.34	$14.20	$15.47	$14.52	$11.01	$9.50	$9.94	$8.84	$7.04
Value at end of period	$16.06	$18.78	$16.34	$14.20	$15.47	$14.52	$11.01	$9.50	$9.94	$8.84
Number of accumulation units outstanding at end of period	70,374	62,668	80,504	101,595	93,439	86,555	95,254	81,043	76,538	69,884
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.44	$17.07	$15.20	$15.94	$15.01	$12.34	$11.23	$11.65	$10.65	$8.91
Value at end of period	$16.27	$18.44	$17.07	$15.20	$15.94	$15.01	$12.34	$11.23	$11.65	$10.65
Number of accumulation units outstanding at end of period	143,411	151,527	233,234	296,881	394,473	162,237	94,863	91,291	111,118	139,616
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$12.49	$11.58	$10.32	$10.84	$10.23
Value at end of period	$11.00	$12.49	$11.58	$10.32	$10.84
Number of accumulation units outstanding at end of period	483,393	498,707	424,763	433,327	430,846
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$20.31	$18.26	$15.59	$16.45	$15.30	$11.70	$10.46	$10.95	$9.97	$8.23
Value at end of period	$17.14	$20.31	$18.26	$15.59	$16.45	$15.30	$11.70	$10.46	$10.95	$9.97
Number of accumulation units outstanding at end of period	124,135	135,129	145,992	178,923	170,356	175,434	149,976	156,097	161,053	180,266
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$25.09	$17.96	$16.29	$19.81	$20.10	$21.83	$18.77	$23.52	$20.02	$11.95
Value at end of period	$20.39	$25.09	$17.96	$16.29	$19.81	$20.10	$21.83	$18.77	$23.52	$20.02
Number of accumulation units outstanding at end of period	96,675	96,664	102,877	113,158	116,394	178,001	188,178	139,259	154,288	231,109
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$20.02	$18.02	$16.09	$17.00	$15.14	$11.78	$10.05	$10.11	$8.42	$6.86
Value at end of period	$17.16	$20.02	$18.02	$16.09	$17.00	$15.14	$11.78	$10.05	$10.11	$8.42
Number of accumulation units outstanding at end of period	57,161	66,975	115,489	126,329	145,708	180,404	168,682	140,398	103,224	18,745
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$24.08	$21.34	$17.97	$19.11	$18.06	$13.31	$11.48	$11.92	$9.63	$7.75
Value at end of period	$21.04	$24.08	$21.34	$17.97	$19.11	$18.06	$13.31	$11.48	$11.92	$9.63
Number of accumulation units outstanding at end of period	102,650	101,531	138,067	126,989	129,529	137,081	129,591	102,204	138,812	139,793
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$25.82	$21.01	$20.43	$19.67	$19.32	$16.57	$14.66	$13.76	$12.37	$9.83
Value at end of period	$24.78	$25.82	$21.01	$20.43	$19.67	$19.32	$16.57	$14.66	$13.76	$12.37
Number of accumulation units outstanding at end of period	109,791	113,401	156,227	144,758	155,999	158,384	211,745	156,962	149,109	127,893
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$21.84	$16.43	$16.83	$16.60	$16.65	$13.44	$11.34	$12.68	$11.21	$8.24
Value at end of period	$18.47	$21.84	$16.43	$16.83	$16.60	$16.65	$13.44	$11.34	$12.68	$11.21
Number of accumulation units outstanding at end of period	118,713	117,104	116,949	131,627	106,859	108,664	110,885	105,921	97,880	103,453
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.35	$19.89	$18.85	$18.34	$16.75	$14.03	$12.55	$12.49	$11.22	$8.62
Value at end of period	$21.94	$22.35	$19.89	$18.85	$18.34	$16.75	$14.03	$12.55	$12.49	$11.22
Number of accumulation units outstanding at end of period	1,427,992	1,509,670	1,617,726	1,553,552	1,411,802	1,482,054	1,350,382	1,453,927	1,567,788	2,019,408
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.35	$16.17	$13.94	$15.33	$14.61	$11.53	$10.08	$10.41	$9.28	$7.60
Value at end of period	$16.25	$18.35	$16.17	$13.94	$15.33	$14.61	$11.53	$10.08	$10.41	$9.28
Number of accumulation units outstanding at end of period	214,753	224,673	272,829	302,139	329,524	317,948	307,832	305,386	291,425	271,137
Access	CFI 71

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.08	$15.43	$15.61	$14.46	$13.66	$10.07	$8.69	$9.02	$7.92	$5.69
Value at end of period	$19.35	$20.08	$15.43	$15.61	$14.46	$13.66	$10.07	$8.69	$9.02	$7.92
Number of accumulation units outstanding at end of period	152,779	143,194	142,403	168,766	93,437	100,295	67,749	89,433	49,172	39,025
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$16.66	$13.34	$13.40	$13.86	$14.35	$12.85	$11.08	$12.95	$11.65	$8.67
Value at end of period	$13.97	$16.66	$13.34	$13.40	$13.86	$14.35	$12.85	$11.08	$12.95	$11.65
Number of accumulation units outstanding at end of period	60,657	67,183	70,264	79,756	72,653	70,073	84,838	82,372	87,474	114,812
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.66	$9.78	$9.86	$10.47	$11.51	$9.83	$8.48	$9.90	$9.33	$7.25
Value at end of period	$9.66	$11.66	$9.78	$9.86	$10.47	$11.51	$9.83	$8.48	$9.90	$9.33
Number of accumulation units outstanding at end of period	405,514	343,669	353,922	416,409	440,779	447,193	479,939	224,776	219,302	256,478
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$15.69	$13.59	$12.55	$13.90	$14.64	$11.48	$9.65	$10.48	$9.96	$7.71
Value at end of period	$13.12	$15.69	$13.59	$12.55	$13.90	$14.64	$11.48	$9.65	$10.48	$9.96
Number of accumulation units outstanding at end of period	84,032	87,827	107,969	130,976	141,732	117,764	146,940	109,732	119,201	140,460

Access	CFI 72

FINANCIAL STATEMENTS
Voya Insurance and Annuity Company
Separate Account B
Year Ended December 31, 2018
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year Ended December 31, 2018

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Insurance and Annuity Company and Contract Owners of Voya Insurance and Annuity Company Separate Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Voya Insurance and Annuity Company Separate Account B (the Separate Account), as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Accounts auditor since 1988.
Philadelphia, PA
April 16, 2019

Appendix
Subaccounts comprising Voya Insurance and Annuity Company Separate Account B

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Blue Chip Income & Growth Fund - Class 4
Bond Fund - Class 4
Capital Income Builder Fund - Class 4
Global Growth Fund - Class 4
Growth Fund - Class 4
International Fund - Class 4
New World Fund - Class 4
BlackRock Equity Dividend V.I. Fund - Class III
BlackRock Global Allocation V.I. Fund - Class III
BlackRock High Yield V.I. Fund - Class III
BlackRock iShares Dynamic Allocation V.I. Fund - Class III
Columbia Asset Allocation Fund, Variable Series - Class 1
Columbia Small Cap Value Fund, Variable Series - Class 2
Columbia Small Company Growth Fund, Variable Series - Class
Columbia VP Large Cap Growth Fund - Class 1
DWS Alternative Asset Allocation VIP - Class B
DWS High Income VIP - Class B
DWS Core Equity VIP - Class B
Eaton Vance VT Floating-Rate Income Fund - Initial Class
Fidelity® VIP Strategic Income Portfolio - Service Class 2
Franklin Small Cap Value VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2
Ivy VIP Asset Strategy
Ivy VIP Energy
Ivy VIP High Income
Ivy VIP Mid Cap Growth
Ivy VIP Science and Technology
Ivy VIP Small Cap Growth
Ivy VIP International Core Equity
Ivy VIP Balanced
Janus Henderson Balanced Portfolio - Service Shares
Janus Henderson Flexible Bond Portfolio - Service Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
ClearBridge Variable Mid Cap Portfolio - Class II
Western Asset Core Plus VIT Portfolio - Class I
Oppenheimer Main Street Small Cap Fund®/VA - Service
Oppenheimer International Growth Fund/VA - Service Shares
Oppenheimer Discovery Mid Cap Growth Fund/VA
PIMCO All Asset Portfolio - Administrative Class
PIMCO Low Duration Portfolio - Administrative Class
PIMCO Real Return Portfolio - Administrative Class
PIMCO Short-Term Portfolio - Administrative Class
PIMCO Total Return Portfolio - Administrative Class
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
Putnam VT Mortgage Securities Fund - Class 1B
Putnam VT Multi-Cap Core Fund - Class IB Shares
Putnam VT Income Fund - Class 1B
Putnam VT Small Cap Value Fund - Class 1B
Putnam VT International Equity Fund - Class 1B

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Putnam VT International Value Fund - Class 1B	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
T. Rowe Price Blue Chip Growth Portfolio - II
T. Rowe Price Health Sciences Portfolio - II
MFS VIT Utilities Series Portfolio - Service Class
Voya Balanced Portfolio - Class S
Voya Intermediate Bond Portfolio - Class A
Voya Intermediate Bond Portfolio - Class S
Voya Global Perspectives® Portfolio - Class A
Voya Government Liquid Assets Portfolio - Service Class
Voya Government Liquid Assets Portfolio - Service 2 Class
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Growth Portfolio - Service 2 Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser
VY® BlackRock Inflation Protected Bond Portfolio - Service
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Service 2 Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Service 2 Class
VY® Franklin Income Portfolio - Adviser Class
VY® Franklin Income Portfolio - Service Class
VY® Franklin Income Portfolio - Service 2 Class
VY® Invesco Growth and Income Portfolio - Adviser Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service 2 Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
VY® Morgan Stanley Global Franchise Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class
VY® T. Rowe Price International Stock Portfolio - Adviser
VY® T. Rowe Price International Stock Portfolio - Service
VY® Templeton Global Growth Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service 2 Class
Voya Global Bond Portfolio - Adviser Class

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Voya Global Bond Portfolio - Service Class	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Adviser Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Adviser Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service 2 Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Strategic Allocation Conservative Portfolio - Class S
Voya Strategic Allocation Growth Portfolio - Class S
Voya Strategic Allocation Moderate Portfolio - Class S
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Euro STOXX 50® Index Portfolio - Class A
Voya FTSE 100® Index Portfolio - Class A
Voya Global Equity Portfolio - Class A
Voya Global Equity Portfolio - Class S
Voya Global Equity Portfolio - Class T
Voya Hang Seng Index Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class A
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class A

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Voya Russell™ Mid Cap Index Portfolio - Class S	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Voya Russell™ Small Cap Index Portfolio - Class A
Voya Russell™ Small Cap Index Portfolio - Class S
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class S
Voya MidCap Opportunities Portfolio - Class A
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class A
Voya SmallCap Opportunities Portfolio - Class S
MFS VIT Research Series Portfolio - Service Class
Wells Fargo VT Omega Growth Fund - Class 2
Wells Fargo VT Index Asset Allocation Fund - Class 2
Wells Fargo VT Small Cap Growth Fund - Class 2
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
ClearBridge Variable Aggressive Growth Portfolio II	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from January 4, 2017 (commencement of operations) through December 31, 2017
Voya Russell™ Large Cap Index Portfolio - Class A	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from August 28, 2017 (commencement of operations) through December 31, 2017
MFS VIT II Strategic Income Portfolio - Service Class	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from May 2, 2017 (commencement of operations) through December 31, 2017
MFS VIT III Global Real Estate Portfolio - Service Class	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from May 3, 2017 (commencement of operations) through December 31, 2017
MFS VIT International Value Portfolio - Service Class	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from May 22, 2017 (commencement of operations) through December 31, 2017
MFS VIT Value Series - Service Class	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from June 7, 2017 (commencement of operations) through December 31, 2017
Ivy VIP Securian Real Estate Securities - Class II	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from May 3, 2017 (commencement of operations) through December 31, 2017
Oppenheimer Total Return Bond Fund/VA - Service Shares	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from May 9, 2017 (commencement of operations) through December 31, 2017
Oppenheimer Main Street Fund®/VA	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from May 12, 2017 (commencement of operations) through December 31, 2017

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Federated High Income Bond Fund II - Service Shares	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 15, 2017 (commencement of operations) through December 31, 2017
Columbia VP Seligman Global Technology Fund - Class 2	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 18, 2017 (commencement of operations) through December 31,2017
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from July 31, 2017 (commencement of operations) through December 31, 2017
Federated Kaufmann Fund II - Service Shares	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from July 31, 2017 (commencement of operations) through December 31, 2017
Voya Small Company Portfolio - Class A	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from July 31, 2017 (commencement of operations) through December 31, 2017
Ivy VIP Small Cap Core - Class II	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from July 31, 2017 (commencement of operations) through December 31, 2017
Voya Japan TOPIX® Index Portfolio - Class A	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from December 4, 2017 (commencement of operations) through December 31, 2017
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from December 14, 2017 (commencement of operations) through December 31, 2017

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Blue Chip Income & Growth Fund - Class 4	Bond Fund - Class 4	Capital Income Builder Fund - Class 4	Global Growth Fund - Class 4
Assets
Investments in mutual funds at fair value	$109	$4,039	$1,578	$2,341	$1,643
Total assets	109	4,039	1,578	2,341	1,643
Net assets	$109	$4,039	$1,578	$2,341	$1,643

Net assets
Accumulation units	109	4,039	1,578	2,341	1,643
Total net assets	$109	$4,039	$1,578	$2,341	$1,643

Total number of mutual fund shares	11,682	331,340	152,800	250,353	64,701

Cost of mutual fund shares	$129	$4,645	$1,650	$2,493	$1,878

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Growth Fund - Class 4	International Fund - Class 4	New World Fund - Class 4	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III
Assets
Investments in mutual funds at fair value	$7,143	$1,595	$1,038	$4,270	$555,086
Total assets	7,143	1,595	1,038	4,270	555,086
Net assets	$7,143	$1,595	$1,038	$4,270	$555,086

Net assets
Accumulation units	7,143	1,595	1,038	4,270	555,086
Total net assets	$7,143	$1,595	$1,038	$4,270	$555,086

Total number of mutual fund shares	104,068	91,642	50,139	420,664	42,863,804

Cost of mutual fund shares	$7,615	$1,783	$1,177	$4,846	$611,324

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	BlackRock High Yield V.I. Fund - Class III	BlackRock iShares Dynamic Allocation V.I. Fund - Class III	Columbia VP Seligman Global Technology Fund - Class 2	Columbia Asset Allocation Fund, Variable Series - Class 1	Columbia Small Cap Value Fund, Variable Series - Class 2
Assets
Investments in mutual funds at fair value	$2,418	$117	$1,460	$75	$59,567
Total assets	2,418	117	1,460	75	59,567
Net assets	$2,418	$117	$1,460	$75	$59,567

Net assets
Accumulation units	2,418	117	1,460	75	59,567
Total net assets	$2,418	$117	$1,460	$75	$59,567

Total number of mutual fund shares	354,084	11,378	89,406	5,293	4,218,646

Cost of mutual fund shares	$2,604	$127	$1,806	$77	$72,608

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Columbia Small Company Growth Fund, Variable Series - Class 1	Columbia VP Large Cap Growth Fund - Class 1	DWS Core Equity VIP - Class B	DWS Alternative Asset Allocation VIP - Class B	DWS High Income VIP - Class B
Assets
Investments in mutual funds at fair value	$35	$71	$1,022	$711	$120
Total assets	35	71	1,022	711	120
Net assets	$35	$71	$1,022	$711	$120

Net assets
Accumulation units	35	71	1,022	711	120
Total net assets	$35	$71	$1,022	$711	$120

Total number of mutual fund shares	2,261	4,433	104,141	58,799	20,980

Cost of mutual fund shares	$38	$35	$1,339	$764	$132

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Eaton Vance VT Floating- Rate Income Fund - Initial Class	Federated High Income Bond Fund II - Service Shares	Federated Kaufmann Fund II - Service Shares	Fidelity® VIP Strategic Income Portfolio - Service Class 2	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
Assets
Investments in mutual funds at fair value	$5,850	$331	$234	$3,616	$399
Total assets	5,850	331	234	3,616	399
Net assets	$5,850	$331	$234	$3,616	$399

Net assets
Accumulation units	5,850	331	234	3,616	399
Total net assets	$5,850	$331	$234	$3,616	$399

Total number of mutual fund shares	655,787	54,802	13,293	339,517	30,414

Cost of mutual fund shares	$6,053	$360	$255	$3,907	$487

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2
Assets
Investments in mutual funds at fair value	$765	$728	$52	$7,070	$986
Total assets	765	728	52	7,070	986
Net assets	$765	$728	$52	$7,070	$986

Net assets
Accumulation units	765	728	52	7,070	986
Total net assets	$765	$728	$52	$7,070	$986

Total number of mutual fund shares	71,403	71,382	4,528	484,270	95,876

Cost of mutual fund shares	$820	$839	$62	$8,939	$1,023

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Templeton Global Bond VIP Fund - Class 2	Ivy VIP Securian Real Estate Securities - Class II	Ivy VIP Asset Strategy	Ivy VIP Balanced	Ivy VIP Energy
Assets
Investments in mutual funds at fair value	$4,123	$191	$490	$513	$400
Total assets	4,123	191	490	513	400
Net assets	$4,123	$191	$490	$513	$400

Net assets
Accumulation units	4,123	191	490	513	400
Total net assets	$4,123	$191	$490	$513	$400

Total number of mutual fund shares	244,975	28,986	59,038	68,750	103,592

Cost of mutual fund shares	$4,023	$214	$489	$528	$590

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Ivy VIP High Income	Ivy VIP International Core Equity	Ivy VIP Mid Cap Growth	Ivy VIP Science and Technology	Ivy VIP Small Cap Core - Class II
Assets
Investments in mutual funds at fair value	$1,112	$7	$556	$751	$174
Total assets	1,112	7	556	751	174
Net assets	$1,112	$7	$556	$751	$174

Net assets
Accumulation units	1,112	7	556	751	174
Total net assets	$1,112	$7	$556	$751	$174

Total number of mutual fund shares	333,307	496	50,210	34,381	12,896

Cost of mutual fund shares	$1,192	$9	$491	$771	$226

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Ivy VIP Small Cap Growth	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	ClearBridge Variable Aggressive Growth Portfolio II
Assets
Investments in mutual funds at fair value	$576	$3,776	$1,991	$1,121	$58
Total assets	576	3,776	1,991	1,121	58
Net assets	$576	$3,776	$1,991	$1,121	$58

Net assets
Accumulation units	576	3,776	1,991	1,121	58
Total net assets	$576	$3,776	$1,991	$1,121	$58

Total number of mutual fund shares	74,926	106,097	31,615	91,662	2,564

Cost of mutual fund shares	$812	$3,696	$2,092	$1,177	$69

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	ClearBridge Variable Mid Cap Portfolio - Class II	Western Asset Core Plus VIT Portfolio - Class I	MFS VIT II Strategic Income Portfolio - Service Class	MFS VIT Research Series Portfolio - Service Class	MFS VIT International Value Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$117	$9	$287	$373	$353
Total assets	117	9	287	373	353
Net assets	$117	$9	$287	$373	$353

Net assets
Accumulation units	117	9	287	373	353
Total net assets	$117	$9	$287	$373	$353

Total number of mutual fund shares	6,810	1,672	31,179	15,172	14,335

Cost of mutual fund shares	$137	$9	$304	$434	$391

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	MFS VIT Value Series - Service Class	MFS VIT III Global Real Estate Portfolio - Service Class	Oppenheimer Total Return Bond Fund/VA - Service Shares	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
Assets
Investments in mutual funds at fair value	$403	$724	$100	$476	$1,260
Total assets	403	724	100	476	1,260
Net assets	$403	$724	$100	$476	$1,260

Net assets
Accumulation units	403	724	100	476	1,260
Total net assets	$403	$724	$100	$476	$1,260

Total number of mutual fund shares	23,748	47,714	13,499	17,952	62,893

Cost of mutual fund shares	$483	$756	$103	$555	$1,508

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer International Growth Fund/VA - Service Shares	PIMCO All Asset Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class
Assets
Investments in mutual funds at fair value	$324	$1,167	$186	$1,630	$3,999
Total assets	324	1,167	186	1,630	3,999
Net assets	$324	$1,167	$186	$1,630	$3,999

Net assets
Accumulation units	324	1,167	186	1,630	3,999
Total net assets	$324	$1,167	$186	$1,630	$3,999

Total number of mutual fund shares	5,027	550,437	18,740	161,752	337,437

Cost of mutual fund shares	$393	$1,336	$197	$1,656	$4,499

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	PIMCO Short- Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity
Assets
Investments in mutual funds at fair value	$2,299	$5,227	$6,415	$1,808	$1,661
Total assets	2,299	5,227	6,415	1,808	1,661
Net assets	$2,299	$5,227	$6,415	$1,808	$1,661

Net assets
Accumulation units	2,299	5,227	6,415	1,808	1,661
Total net assets	$2,299	$5,227	$6,415	$1,808	$1,661

Total number of mutual fund shares	223,442	498,788	151,076	87,973	34,198

Cost of mutual fund shares	$2,314	$5,442	$5,074	$1,821	$2,120

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Putnam VT Income Fund - Class 1B	Putnam VT International Equity Fund - Class 1B	Putnam VT International Value Fund - Class 1B	Putnam VT Mortgage Securities Fund - Class 1B	Putnam VT Multi-Cap Core Fund - Class IB Shares
Assets
Investments in mutual funds at fair value	$725	$20	$7	$906	$192
Total assets	725	20	7	906	192
Net assets	$725	$20	$7	$906	$192

Net assets
Accumulation units	725	20	7	906	192
Total net assets	$725	$20	$7	$906	$192

Total number of mutual fund shares	67,742	1,615	781	98,669	11,396

Cost of mutual fund shares	$734	$23	$8	$940	$209

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Putnam VT Small Cap Value Fund - Class 1B	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio - Service Class	Voya Balanced Portfolio - Class S
Assets
Investments in mutual funds at fair value	$265	$4,881	$4,618	$966	$2,385
Total assets	265	4,881	4,618	966	2,385
Net assets	$265	$4,881	$4,618	$966	$2,385

Net assets
Accumulation units	265	4,881	4,618	966	2,385
Total net assets	$265	$4,881	$4,618	$966	$2,385

Total number of mutual fund shares	29,857	164,573	119,572	33,470	170,120

Cost of mutual fund shares	$375	$4,496	$4,658	$972	$2,261

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class A	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class	Voya Government Liquid Assets Portfolio - Service 2 Class
Assets
Investments in mutual funds at fair value	$2,914	$2,124,524	$93,724	$317,669	$9,175
Total assets	2,914	2,124,524	93,724	317,669	9,175
Net assets	$2,914	$2,124,524	$93,724	$317,669	$9,175

Net assets
Accumulation units	2,914	2,124,524	93,724	317,669	9,175
Total net assets	$2,914	$2,124,524	$93,724	$317,669	$9,175

Total number of mutual fund shares	238,876	173,430,527	9,179,621	317,669,024	9,174,644

Cost of mutual fund shares	$3,033	$2,201,473	$97,123	$317,669	$9,175
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$746	$248,526	$1,321,041	$61	$1,111,621
Total assets	746	248,526	1,321,041	61	1,111,621
Net assets	$746	$248,526	$1,321,041	$61	$1,111,621

Net assets
Accumulation units	746	248,526	1,321,041	61	1,111,621
Total net assets	$746	$248,526	$1,321,041	$61	$1,111,621

Total number of mutual fund shares	82,057	27,340,560	80,698,872	3,424	64,218,413

Cost of mutual fund shares	$818	$277,530	$1,315,593	$64	$1,178,184

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$12,351	$359	$601,195	$21,661	$310,189
Total assets	12,351	359	601,195	21,661	310,189
Net assets	$12,351	$359	$601,195	$21,661	$310,189

Net assets
Accumulation units	12,351	359	601,195	21,661	310,189
Total net assets	$12,351	$359	$601,195	$21,661	$310,189

Total number of mutual fund shares	718,912	34,225	56,985,265	2,177,022	36,194,704

Cost of mutual fund shares	$13,120	$396	$678,698	$22,269	$330,463

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$2,342,173	$1,598,446	$864,522	$707	$148,078
Total assets	2,342,173	1,598,446	864,522	707	148,078
Net assets	$2,342,173	$1,598,446	$864,522	$707	$148,078

Net assets
Accumulation units	2,342,173	1,598,446	864,522	707	148,078
Total net assets	$2,342,173	$1,598,446	$864,522	$707	$148,078

Total number of mutual fund shares	199,503,688	145,710,698	82,257,135	79,220	16,130,538

Cost of mutual fund shares	$2,146,618	$1,605,699	$890,441	$730	$157,401

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$256	$56,621	$734	$591	$110,260
Total assets	256	56,621	734	591	110,260
Net assets	$256	$56,621	$734	$591	$110,260

Net assets
Accumulation units	256	56,621	734	591	110,260
Total net assets	$256	$56,621	$734	$591	$110,260

Total number of mutual fund shares	24,297	5,262,207	67,644	20,270	3,595,050

Cost of mutual fund shares	$291	$52,146	$651	$709	$80,996

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® Franklin Income Portfolio - Adviser Class	VY® Franklin Income Portfolio - Service Class	VY® Franklin Income Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$9,719	$1,945	$267,955	$4,648	$1,010
Total assets	9,719	1,945	267,955	4,648	1,010
Net assets	$9,719	$1,945	$267,955	$4,648	$1,010

Net assets
Accumulation units	9,719	1,945	267,955	4,648	1,010
Total net assets	$9,719	$1,945	$267,955	$4,648	$1,010

Total number of mutual fund shares	318,963	193,541	25,641,584	445,649	47,734

Cost of mutual fund shares	$7,300	$2,134	$277,357	$4,996	$1,251

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
Assets
Investments in mutual funds at fair value	$260,912	$24,265	$1,568	$258,107	$8,933
Total assets	260,912	24,265	1,568	258,107	8,933
Net assets	$260,912	$24,265	$1,568	$258,107	$8,933

Net assets
Accumulation units	260,912	24,265	1,568	258,107	8,933
Total net assets	$260,912	$24,265	$1,568	$258,107	$8,933

Total number of mutual fund shares	12,090,474	1,134,400	92,479	14,574,108	509,880

Cost of mutual fund shares	$319,865	$28,773	$1,753	$262,952	$9,256

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$1,248	$206,900	$19,118	$1,906	$238,037
Total assets	1,248	206,900	19,118	1,906	238,037
Net assets	$1,248	$206,900	$19,118	$1,906	$238,037

Net assets
Accumulation units	1,248	206,900	19,118	1,906	238,037
Total net assets	$1,248	$206,900	$19,118	$1,906	$238,037

Total number of mutual fund shares	79,032	12,426,420	1,161,505	136,036	15,869,118

Cost of mutual fund shares	$1,508	$241,851	$19,305	$2,108	$263,714

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$34,473	$34,998	$2,189,453	$51,188	$1,102
Total assets	34,473	34,998	2,189,453	51,188	1,102
Net assets	$34,473	$34,998	$2,189,453	$51,188	$1,102

Net assets
Accumulation units	34,473	34,998	2,189,453	51,188	1,102
Total net assets	$34,473	$34,998	$2,189,453	$51,188	$1,102

Total number of mutual fund shares	2,319,841	1,452,191	86,711,027	2,042,606	102,629

Cost of mutual fund shares	$37,968	$37,200	$2,229,966	$53,277	$1,383

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$385,400	$14,247	$547	$118,120	$121,282
Total assets	385,400	14,247	547	118,120	121,282
Net assets	$385,400	$14,247	$547	$118,120	$121,282

Net assets
Accumulation units	385,400	14,247	547	118,120	121,282
Total net assets	$385,400	$14,247	$547	$118,120	$121,282

Total number of mutual fund shares	35,036,361	1,316,734	40,143	8,659,823	13,972,577

Cost of mutual fund shares	$488,558	$17,926	$635	$120,481	$152,811

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Templeton Global Growth Portfolio - Service 2 Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$2,206	$539	$3,612	$431	$13,131
Total assets	2,206	539	3,612	431	13,131
Net assets	$2,206	$539	$3,612	$431	$13,131

Net assets
Accumulation units	2,206	539	3,612	431	13,131
Total net assets	$2,206	$539	$3,612	$431	$13,131

Total number of mutual fund shares	257,069	52,226	344,014	41,114	1,232,920

Cost of mutual fund shares	$2,772	$560	$3,775	$472	$13,474

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$230	$7,448	$72	$794	$89
Total assets	230	7,448	72	794	89
Net assets	$230	$7,448	$72	$794	$89

Net assets
Accumulation units	230	7,448	72	794	89
Total net assets	$230	$7,448	$72	$794	$89

Total number of mutual fund shares	21,735	692,230	6,909	75,042	7,205

Cost of mutual fund shares	$263	$7,799	$80	$847	$98

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$766	$13,547	$510,312	$1,050	$2,269
Total assets	766	13,547	510,312	1,050	2,269
Net assets	$766	$13,547	$510,312	$1,050	$2,269

Net assets
Accumulation units	766	13,547	510,312	1,050	2,269
Total net assets	$766	$13,547	$510,312	$1,050	$2,269

Total number of mutual fund shares	70,113	1,221,587	44,413,615	108,897	223,812

Cost of mutual fund shares	$782	$13,792	$527,410	$1,299	$2,771

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Adviser Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$1,156	$261,278	$750	$200,077	$750
Total assets	1,156	261,278	750	200,077	750
Net assets	$1,156	$261,278	$750	$200,077	$750

Net assets
Accumulation units	1,156	261,278	750	200,077	750
Total net assets	$1,156	$261,278	$750	$200,077	$750

Total number of mutual fund shares	46,938	10,010,643	39,608	10,228,898	52,005

Cost of mutual fund shares	$1,288	$286,188	$850	$226,374	$928

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$67,084	$145,139	$1,116	$834	$406,188
Total assets	67,084	145,139	1,116	834	406,188
Net assets	$67,084	$145,139	$1,116	$834	$406,188

Net assets
Accumulation units	67,084	145,139	1,116	834	406,188
Total net assets	$67,084	$145,139	$1,116	$834	$406,188

Total number of mutual fund shares	4,514,369	8,288,893	28,655	21,096	10,335,570

Cost of mutual fund shares	$47,339	$136,418	$1,279	$823	$474,491

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class
Assets
Investments in mutual funds at fair value	$314,791	$1,841	$92,097	$1,004	$2,562
Total assets	314,791	1,841	92,097	1,004	2,562
Net assets	$314,791	$1,841	$92,097	$1,004	$2,562

Net assets
Accumulation units	314,791	1,841	92,097	1,004	2,562
Total net assets	$314,791	$1,841	$92,097	$1,004	$2,562

Total number of mutual fund shares	8,123,644	116,978	5,752,479	58,844	143,475

Cost of mutual fund shares	$358,924	$2,226	$113,002	$1,177	$2,205

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$120,046	$696	$6,589	$3,000	$256,356
Total assets	120,046	696	6,589	3,000	256,356
Net assets	$120,046	$696	$6,589	$3,000	$256,356

Net assets
Accumulation units	120,046	696	6,589	3,000	256,356
Total net assets	$120,046	$696	$6,589	$3,000	$256,356

Total number of mutual fund shares	6,991,607	76,671	676,513	42,272	3,439,167

Cost of mutual fund shares	$132,118	$771	$6,941	$3,396	$289,957
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S
Assets
Investments in mutual funds at fair value	$604	$289,679	$1,760	$638	$807
Total assets	604	289,679	1,760	638	807
Net assets	$604	$289,679	$1,760	$638	$807

Net assets
Accumulation units	604	289,679	1,760	638	807
Total net assets	$604	$289,679	$1,760	$638	$807

Total number of mutual fund shares	55,512	26,503,155	143,885	44,689	59,759

Cost of mutual fund shares	$696	$287,414	$1,787	$568	$784

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A
Assets
Investments in mutual funds at fair value	$751,046	$550	$407,495	$15,530	$3,998
Total assets	751,046	550	407,495	15,530	3,998
Net assets	$751,046	$550	$407,495	$15,530	$3,998

Net assets
Accumulation units	751,046	550	407,495	15,530	3,998
Total net assets	$751,046	$550	$407,495	$15,530	$3,998

Total number of mutual fund shares	30,755,377	22,182	16,673,275	1,699,133	506,669

Cost of mutual fund shares	$811,117	$624	$439,015	$17,722	$4,766

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Global Equity Portfolio - Class A	Voya Global Equity Portfolio - Class S	Voya Global Equity Portfolio - Class T	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S
Assets
Investments in mutual funds at fair value	$19	$338,627	$28,724	$21,891	$114,697
Total assets	19	338,627	28,724	21,891	114,697
Net assets	$19	$338,627	$28,724	$21,891	$114,697

Net assets
Accumulation units	19	338,627	28,724	21,891	114,697
Total net assets	$19	$338,627	$28,724	$21,891	$114,697

Total number of mutual fund shares	1,980	35,054,597	2,995,189	1,665,969	4,694,921

Cost of mutual fund shares	$19	$331,998	$28,261	$25,059	$97,777

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A
Assets
Investments in mutual funds at fair value	$59,709	$46,564	$495,552	$19,635	$6,808
Total assets	59,709	46,564	495,552	19,635	6,808
Net assets	$59,709	$46,564	$495,552	$19,635	$6,808

Net assets
Accumulation units	59,709	46,564	495,552	19,635	6,808
Total net assets	$59,709	$46,564	$495,552	$19,635	$6,808

Total number of mutual fund shares	3,526,843	2,316,616	56,121,390	2,191,363	700,433

Cost of mutual fund shares	$64,888	$39,317	$535,984	$20,675	$7,753

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class A	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Assets
Investments in mutual funds at fair value	$218,468	$2,033	$349,036	$40	$193,129
Total assets	218,468	2,033	349,036	40	193,129
Net assets	$218,468	$2,033	$349,036	$40	$193,129

Net assets
Accumulation units	218,468	2,033	349,036	40	193,129
Total net assets	$218,468	$2,033	$349,036	$40	$193,129

Total number of mutual fund shares	6,562,561	103,970	17,628,068	1,935	9,457,827

Cost of mutual fund shares	$180,717	$2,131	$267,609	$38	$184,814

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class A	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class A	Voya Russell™ Small Cap Index Portfolio - Class S
Assets
Investments in mutual funds at fair value	$208,853	$3,128	$158,292	$2,310	$143,579
Total assets	208,853	3,128	158,292	2,310	143,579
Net assets	$208,853	$3,128	$158,292	$2,310	$143,579

Net assets
Accumulation units	208,853	3,128	158,292	2,310	143,579
Total net assets	$208,853	$3,128	$158,292	$2,310	$143,579

Total number of mutual fund shares	7,051,065	250,044	12,376,219	184,362	11,164,772

Cost of mutual fund shares	$179,546	$3,639	$185,024	$2,571	$159,804

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Small Company Portfolio - Class A	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class A	Voya MidCap Opportunities Portfolio - Class S
Assets
Investments in mutual funds at fair value	$356	$65,109	$158,502	$1,156	$681,734
Total assets	356	65,109	158,502	1,156	681,734
Net assets	$356	$65,109	$158,502	$1,156	$681,734

Net assets
Accumulation units	356	65,109	158,502	1,156	681,734
Total net assets	$356	$65,109	$158,502	$1,156	$681,734

Total number of mutual fund shares	23,958	4,255,473	15,418,437	104,397	59,748,800

Cost of mutual fund shares	$470	$83,711	$163,830	$1,280	$745,677

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class A	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo VT Omega Growth Fund - Class 2	Wells Fargo VT Index Asset Allocation Fund - Class 2	Wells Fargo VT Small Cap Growth Fund - Class 2
Assets
Investments in mutual funds at fair value	$1,432	$27,772	$572	$1,039	$224
Total assets	1,432	27,772	572	1,039	224
Net assets	$1,432	27,772	$572	$1,039	$224

Net assets
Accumulation units	1,432	27,772	572	1,039	224
Total net assets	$1,432	$27,772	$572	$1,039	$224

Total number of mutual fund shares	$78,653	1,457,858	22,689	56,415	23,873

Cost of mutual fund shares	$1,883	$33,979	$558	$745	$194

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Invesco V.I. Balanced- Risk Allocation Fund - Series II Shares	Blue Chip Income & Growth Fund - Class 4	Bond Fund - Class 4	Capital Income Builder Fund - Class 4	Global Growth Fund - Class 4
Net investment income (loss)
Investment Income:
Dividends	$2	$82	$37	$67	$10
Expenses:
Mortality and expense risk and other charges	1	45	14	22	17
Total expenses	1	45	14	22	17
Net investment income (loss)	1	37	23	45	(7)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(2)	26	(23)	13	138
Capital gains distributions	11	351	3	5	141
Total realized gain (loss) on investments and capital gains distributions	9	377	(20)	18	279
Net unrealized appreciation (depreciation) of investments	(19)	(857)	(39)	(267)	(450)
Net realized and unrealized gain (loss) on investments	(10)	(480)	(59)	(249)	(171)
Net increase (decrease) in net assets resulting from operations	$(9)	$(443)	$(36)	$(204)	$(178)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Growth Fund - Class 4	International Fund - Class 4	New World Fund - Class 4	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III
Net investment income (loss)
Investment Income:
Dividends	$20	$27	$8	$81	$5,241
Expenses:
Mortality and expense risk and other charges	69	15	10	38	11,032
Total expenses	69	15	10	38	11,032
Net investment income (loss)	(49)	12	(2)	43	(5,791)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	249	49	51	79	2,974
Capital gains distributions	792	88	35	340	26,668
Total realized gain (loss) on investments and capital gains distributions	1,041	137	86	419	29,642
Net unrealized appreciation (depreciation) of investments	(1,111)	(410)	(277)	(842)	(81,505)
Net realized and unrealized gain (loss) on investments	(70)	(273)	(191)	(423)	(51,863)
Net increase (decrease) in net assets resulting from operations	$(119)	$(261)	$(193)	$(380)	$(57,654)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	BlackRock High Yield V.I. Fund - Class III	BlackRock iShares Alternative Strategies V.I. Fund - Class III	BlackRock iShares Dynamic Allocation V.I. Fund - Class III	Columbia VP Seligman Global Technology Fund - Class 2	Columbia Asset Allocation Fund, Variable Series - Class 1
Net investment income (loss)
Investment Income:
Dividends	$130	$—	$1	$—	$1
Expenses:
Mortality and expense risk and other charges	22	5	1	17	2
Total expenses	22	5	1	17	2
Net investment income (loss)	108	(5)	—	(17)	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	10	14	1	8	16
Capital gains distributions	—	—	2	183	6
Total realized gain (loss) on investments and capital gains distributions	10	14	3	191	22
Net unrealized appreciation (depreciation) of investments	(210)	(2)	(10)	(354)	(28)
Net realized and unrealized gain (loss) on investments	(200)	12	(7)	(163)	(6)
Net increase (decrease) in net assets resulting from operations	$(92)	$7	$(7)	$(180)	$(7)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Columbia Small Cap Value Fund, Variable Series - Class 2	Columbia Small Company Growth Fund, Variable Series - Class 1	Columbia VP Large Cap Growth Fund - Class 1	DWS Core Equity VIP - Class B	DWS Alternative Asset Allocation VIP - Class B
Net investment income (loss)
Investment Income:
Dividends	$130	$—	$—	$17	$6
Expenses:
Mortality and expense risk and other charges	1,371	1	3	12	5
Total expenses	1,371	1	3	12	5
Net investment income (loss)	(1,241)	(1)	(3)	5	1

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,793	—	186	(9)	—
Capital gains distributions	11,084	6	—	294	—
Total realized gain (loss) on investments and capital gains distributions	12,877	6	186	285	—
Net unrealized appreciation (depreciation) of investments	(26,047)	(7)	(184)	(373)	(60)
Net realized and unrealized gain (loss) on investments	(13,170)	(1)	2	(88)	(60)
Net increase (decrease) in net assets resulting from operations	$(14,411)	$(2)	$(1)	$(83)	$(59)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	DWS High Income VIP - Class B	Eaton Vance VT Floating- Rate Income Fund - Initial Class	Federated High Income Bond Fund II - Service Shares	Federated Kaufmann Fund II - Service Shares	Fidelity® VIP Strategic Income Portfolio - Service Class 2
Net investment income (loss)
Investment Income:
Dividends	$10	$199	$25	$—	$134
Expenses:
Mortality and expense risk and other charges	1	43	4	2	31
Total expenses	1	43	4	2	31
Net investment income (loss)	9	156	21	(2)	103

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	21	(6)	(2)	26
Capital gains distributions	—	—	—	6	7
Total realized gain (loss) on investments and capital gains distributions	—	21	(6)	4	33
Net unrealized appreciation (depreciation) of investments	(13)	(259)	(31)	(22)	(276)
Net realized and unrealized gain (loss) on investments	(13)	(238)	(37)	(18)	(243)
Net increase (decrease) in net assets resulting from operations	$(4)	$(82)	$(16)	$(20)	$(140)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2
Net investment income (loss)
Investment Income:
Dividends	$3	$13	$8	$—	$77
Expenses:
Mortality and expense risk and other charges	3	8	6	1	95
Total expenses	3	8	6	1	95
Net investment income (loss)	—	5	2	(1)	(18)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(1)	1	1	1	465
Capital gains distributions	30	31	57	6	1,317
Total realized gain (loss) on investments and capital gains distributions	29	32	58	7	1,782
Net unrealized appreciation (depreciation) of investments	(101)	(59)	(117)	(13)	(2,873)
Net realized and unrealized gain (loss) on investments	(72)	(27)	(59)	(6)	(1,091)
Net increase (decrease) in net assets resulting from operations	$(72)	$(22)	$(57)	$(7)	$(1,109)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Franklin Strategic Income VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2	Ivy VIP Securian Real Estate Securities - Class II	Ivy VIP Asset Strategy	Ivy VIP Balanced
Net investment income (loss)
Investment Income:
Dividends	$35	$—	$3	$10	$8
Expenses:
Mortality and expense risk and other charges	8	36	2	3	6
Total expenses	8	36	2	3	6
Net investment income (loss)	27	(36)	1	7	2

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	5	42	(2)	9	4
Capital gains distributions	—	—	13	22	8
Total realized gain (loss) on investments and capital gains distributions	5	42	11	31	12
Net unrealized appreciation (depreciation) of investments	(63)	33	(24)	(67)	(38)
Net realized and unrealized gain (loss) on investments	(58)	75	(13)	(36)	(26)
Net increase (decrease) in net assets resulting from operations	$(31)	$39	$(12)	$(29)	$(24)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Ivy VIP Energy	Ivy VIP High Income	Ivy VIP International Core Equity	Ivy VIP Mid Cap Growth	Ivy VIP Science and Technology
Net investment income (loss)
Investment Income:
Dividends	$—	$76	$1	$—	$—
Expenses:
Mortality and expense risk and other charges	4	9	1	3	6
Total expenses	4	9	1	3	6
Net investment income (loss)	(4)	67	—	(3)	(6)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(27)	10	(7)	28	66
Capital gains distributions	—	—	2	28	106
Total realized gain (loss) on investments and capital gains distributions	(27)	10	(5)	56	172
Net unrealized appreciation (depreciation) of investments	(152)	(109)	(2)	(44)	(194)
Net realized and unrealized gain (loss) on investments	(179)	(99)	(7)	12	(22)
Net increase (decrease) in net assets resulting from operations	$(183)	$(32)	$(7)	$9	$(28)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Ivy VIP Small Cap Core - Class II	Ivy VIP Small Cap Growth	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Service Shares
Net investment income (loss)
Investment Income:
Dividends	$—	$2	$69	$3	$33
Expenses:
Mortality and expense risk and other charges	2	5	33	20	9
Total expenses	2	5	33	20	9
Net investment income (loss)	(2)	(3)	36	(17)	24

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	10	64	64	(25)
Capital gains distributions	34	197	98	112	—
Total realized gain (loss) on investments and capital gains distributions	36	207	162	176	(25)
Net unrealized appreciation (depreciation) of investments	(54)	(271)	(227)	(194)	(32)
Net realized and unrealized gain (loss) on investments	(18)	(64)	(65)	(18)	(57)
Net increase (decrease) in net assets resulting from operations	$(20)	$(67)	$(29)	$(35)	$(33)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	ClearBridge Variable Aggressive Growth Portfolio II	ClearBridge Variable Mid Cap Portfolio - Class II	Western Asset Core Plus VIT Portfolio - Class I	MFS VIT II Strategic Income Portfolio - Service Class	MFS VIT Research Series Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$—	$11	$2
Expenses:
Mortality and expense risk and other charges	1	1	—	3	3
Total expenses	1	1	—	3	3
Net investment income (loss)	(1)	(1)	—	8	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	1	(4)	(4)	12
Capital gains distributions	4	2	—	—	44
Total realized gain (loss) on investments and capital gains distributions	4	3	(4)	(4)	56
Net unrealized appreciation (depreciation) of investments	(10)	(19)	2	(14)	(79)
Net realized and unrealized gain (loss) on investments	(6)	(16)	(2)	(18)	(23)
Net increase (decrease) in net assets resulting from operations	$(7)	$(17)	$(2)	$(10)	$(24)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	MFS VIT International Value Portfolio - Service Class	MFS VIT Value Series - Service Class	MFS VIT III Global Real Estate Portfolio - Service Class	Oppenheimer Total Return Bond Fund/VA - Service Shares	Oppenheimer Main Street Fund®/VA
Net investment income (loss)
Investment Income:
Dividends	$4	$6	$24	$3	$4
Expenses:
Mortality and expense risk and other charges	4	4	7	1	6
Total expenses	4	4	7	1	6
Net investment income (loss)	—	2	17	2	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	(3)	(3)	—
Capital gains distributions	5	31	10	—	43
Total realized gain (loss) on investments and capital gains distributions	5	31	7	(3)	43
Net unrealized appreciation (depreciation) of investments	(49)	(86)	(53)	(4)	(90)
Net realized and unrealized gain (loss) on investments	(44)	(55)	(46)	(7)	(47)
Net increase (decrease) in net assets resulting from operations	$(44)	$(53)	$(29)	$(5)	$(49)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer International Growth Fund/VA - Service Shares	PIMCO All Asset Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class
Net investment income (loss)
Investment Income:
Dividends	$1	—	$8	$6	$34
Expenses:
Mortality and expense risk and other charges	15	3	10	2	15
Total expenses	15	3	10	2	15
Net investment income (loss)	(14)	(3)	(2)	4	19

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(32)	3	51	2	(6)
Capital gains distributions	194	52	26	—	—
Total realized gain (loss) on investments and capital gains distributions	162	55	77	2	(6)
Net unrealized appreciation (depreciation) of investments	(306)	(76)	(366)	(19)	(22)
Net realized and unrealized gain (loss) on investments	(144)	(21)	(289)	(17)	(28)
Net increase (decrease) in net assets resulting from operations	$(158)	$(24)	$(291)	$(13)	$(9)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	PIMCO Real Return Portfolio - Administrative Class	PIMCO Short- Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class	ProFund VP Bull	ProFund VP Europe 30
Net investment income (loss)
Investment Income:
Dividends	$109	$55	$155	$—	$55
Expenses:
Mortality and expense risk and other charges	45	20	57	134	40
Total expenses	45	20	57	134	40
Net investment income (loss)	64	35	98	(134)	15

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(151)	4	(51)	384	26
Capital gains distributions	—	3	64	802	—
Total realized gain (loss) on investments and capital gains distributions	(151)	7	13	1,186	26
Net unrealized appreciation (depreciation) of investments	(56)	(23)	(230)	(1,578)	(381)
Net realized and unrealized gain (loss) on investments	(207)	(16)	(217)	(392)	(355)
Net increase (decrease) in net assets resulting from operations	$(143)	$19	$(119)	$(526)	$(340)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	ProFund VP Rising Rates Opportunity	Putnam VT Income Fund - Class 1B	Putnam VT International Equity Fund - Class 1B	Putnam VT International Value Fund - Class 1B	Putnam VT Mortgage Securities Fund - Class 1B
Net investment income (loss)
Investment Income:
Dividends	$—	$26	$—	$—	$27
Expenses:
Mortality and expense risk and other charges	34	7	—	—	8
Total expenses	34	7	—	—	8
Net investment income (loss)	(34)	19	—	—	19

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(195)	(10)	2	—	(9)
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments and capital gains distributions	(195)	(10)	2	—	(9)
Net unrealized appreciation (depreciation) of investments	275	(16)	(7)	(2)	(27)
Net realized and unrealized gain (loss) on investments	80	(26)	(5)	(2)	(36)
Net increase (decrease) in net assets resulting from operations	$46	$(7)	$(5)	$(2)	$(17)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)
	Putnam VT Multi-Cap Core Fund - Class IB Shares	Putnam VT Small Cap Value Fund - Class 1B	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$2	$1	$—	$—	$8
Expenses:
Mortality and expense risk and other charges	2	2	42	41	9
Total expenses	2	2	42	41	9
Net investment income (loss)	—	(1)	(42)	(41)	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3	(2)	428	123	10
Capital gains distributions	20	65	168	282	4
Total realized gain (loss) on investments and capital gains distributions	23	63	596	405	14
Net unrealized appreciation (depreciation) of investments	(41)	(129)	(532)	(388)	(14)
Net realized and unrealized gain (loss) on investments	(18)	(66)	64	17	—
Net increase (decrease) in net assets resulting from operations	$(18)	$(67)	$22	$(24)	$(1)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class A	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$52	$106	$77,246	$2,801	$4,205
Expenses:
Mortality and expense risk and other charges	31	26	38,355	1,862	5,292
Total expenses	31	26	38,355	1,862	5,292
Net investment income (loss)	21	80	38,891	939	(1,087)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	208	(58)	(8,763)	1,174	—
Capital gains distributions	197	—	—	1,293	52
Total realized gain (loss) on investments and capital gains distributions	405	(58)	(8,763)	2,467	52
Net unrealized appreciation (depreciation) of investments	(642)	(100)	(91,070)	(13,080)	—
Net realized and unrealized gain (loss) on investments	(237)	(158)	(99,833)	(10,613)	52
Net increase (decrease) in net assets resulting from operations	$(216)	$(78)	$(60,942)	$(9,674)	$(1,035)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio - Service 2 Class	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$114	$46	$15,958	$779	$—
Expenses:
Mortality and expense risk and other charges	126	7	4,956	26,831	1
Total expenses	126	7	4,956	26,831	1
Net investment income (loss)	(12)	39	11,002	(26,052)	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	(10)	(5,841)	77,485	6
Capital gains distributions	2	—	—	215,836	9
Total realized gain (loss) on investments and capital gains distributions	2	(10)	(5,841)	293,321	15
Net unrealized appreciation (depreciation) of investments	—	(65)	(18,495)	(308,557)	(14)
Net realized and unrealized gain (loss) on investments	2	(75)	(24,336)	(15,236)	1
Net increase (decrease) in net assets resulting from operations	$(10)	$(36)	$(13,334)	$(41,288)	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$4,895	$30	$6	$12,041	$346
Expenses:
Mortality and expense risk and other charges	22,402	260	3	12,277	381
Total expenses	22,402	260	3	12,277	381
Net investment income (loss)	(17,507)	(230)	3	(236)	(35)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	19,522	115	5	1,956	(271)
Capital gains distributions	173,608	1,907	46	76,902	—
Total realized gain (loss) on investments and capital gains distributions	193,130	2,022	51	78,858	(271)
Net unrealized appreciation (depreciation) of investments	(204,945)	(2,237)	(90)	(143,045)	158
Net realized and unrealized gain (loss) on investments	(11,815)	(215)	(39)	(64,187)	(113)
Net increase (decrease) in net assets resulting from operations	$(29,322)	$(445)	$(36)	$(64,423)	$(148)
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Multi- Manager Large Cap Core Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$1,114	$6,414	$44,264	$31,360	$17,449
Expenses:
Mortality and expense risk and other charges	569	5,852	47,211	31,800	16,666
Total expenses	569	5,852	47,211	31,800	16,666
Net investment income (loss)	545	562	(2,947)	(440)	783

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(37,744)	(2,575)	109,395	60,516	20,050
Capital gains distributions	44,597	9,395	210,264	126,336	41,883
Total realized gain (loss) on investments and capital gains distributions	6,853	6,820	319,659	186,852	61,933
Net unrealized appreciation (depreciation) of investments	(5,051)	(22,088)	(553,606)	(326,070)	(126,254)
Net realized and unrealized gain (loss) on investments	1,802	(15,268)	(233,947)	(139,218)	(64,321)
Net increase (decrease) in net assets resulting from operations	$2,347	$(14,706)	$(236,894)	$(139,658)	$(63,538)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$12	$3,190	$13	$3,358	$42
Expenses:
Mortality and expense risk and other charges	6	2,630	2	1,080	15
Total expenses	6	2,630	2	1,080	15
Net investment income (loss)	6	560	11	2,278	27

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	(3,435)	(1)	4,272	36
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments and capital gains distributions	2	(3,435)	(1)	4,272	36
Net unrealized appreciation (depreciation) of investments	(31)	(2,944)	(38)	(13,445)	(154)
Net realized and unrealized gain (loss) on investments	(29)	(6,379)	(39)	(9,173)	(118)
Net increase (decrease) in net assets resulting from operations	$(23)	$(5,819)	$(28)	$(6,895)	$(91)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® Franklin Income Portfolio - Adviser Class	VY® Franklin Income Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$17	$3,325	$275	$109	$15,702
Expenses:
Mortality and expense risk and other charges	4	2,179	202	20	5,465
Total expenses	4	2,179	202	20	5,465
Net investment income (loss)	13	1,146	73	89	10,237

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(16)	13,447	970	32	7,052
Capital gains distributions	70	11,978	1,062	—	—
Total realized gain (loss) on investments and capital gains distributions	54	25,425	2,032	32	7,052
Net unrealized appreciation (depreciation) of investments	(124)	(38,663)	(3,194)	(251)	(36,954)
Net realized and unrealized gain (loss) on investments	(70)	(13,238)	(1,162)	(219)	(29,902)
Net increase (decrease) in net assets resulting from operations	$(57)	$(12,092)	$(1,089)	$(130)	$(19,665)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Adviser Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$255	$12	$4,433	$364	$6
Expenses:
Mortality and expense risk and other charges	94	8	5,592	559	16
Total expenses	94	8	5,592	559	16
Net investment income (loss)	161	4	(1,159)	(195)	(10)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	53	—	9,619	1,448	112
Capital gains distributions	—	119	35,571	3,342	—
Total realized gain (loss) on investments and capital gains distributions	53	119	45,190	4,790	112
Net unrealized appreciation (depreciation) of investments	(557)	(307)	(90,790)	(9,016)	(464)
Net realized and unrealized gain (loss) on investments	(504)	(188)	(45,600)	(4,226)	(352)
Net increase (decrease) in net assets resulting from operations	$(343)	$(184)	$(46,759)	$(4,421)	$(362)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$1,799	$43	$1	$838	$42
Expenses:
Mortality and expense risk and other charges	5,469	197	12	4,275	434
Total expenses	5,469	197	12	4,275	434
Net investment income (loss)	(3,670)	(154)	(11)	(3,437)	(392)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2,252	44	20	2,870	1,441
Capital gains distributions	—	—	179	28,283	2,812
Total realized gain (loss) on investments and capital gains distributions	2,252	44	199	31,153	4,253
Net unrealized appreciation (depreciation) of investments	(59,121)	(2,008)	(358)	(57,504)	(6,459)
Net realized and unrealized gain (loss) on investments	(56,869)	(1,964)	(159)	(26,351)	(2,206)
Net increase (decrease) in net assets resulting from operations	$(60,539)	$(2,118)	$(170)	$(29,788)	$(2,598)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$16	$2,702	$329	$709	$49,089
Expenses:
Mortality and expense risk and other charges	16	4,671	719	276	41,240
Total expenses	16	4,671	719	276	41,240
Net investment income (loss)	—	(1,969)	(390)	433	7,849

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1	2,986	1,347	60	133,835
Capital gains distributions	300	37,882	5,599	2,740	171,094
Total realized gain (loss) on investments and capital gains distributions	301	40,868	6,946	2,800	304,929
Net unrealized appreciation (depreciation) of investments	(356)	(47,159)	(7,851)	(3,477)	(334,043)
Net realized and unrealized gain (loss) on investments	(55)	(6,291)	(905)	(677)	(29,114)
Net increase (decrease) in net assets resulting from operations	$(55)	$(8,260)	$(1,295)	$(244)	$(21,265)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$1,079	$22	$9,169	$321	$9
Expenses:
Mortality and expense risk and other charges	1,002	11	7,958	309	6
Total expenses	1,002	11	7,958	309	6
Net investment income (loss)	77	11	1,211	12	3

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,385	1	9,327	218	17
Capital gains distributions	3,988	190	69,014	2,588	—
Total realized gain (loss) on investments and capital gains distributions	5,373	191	78,341	2,806	17
Net unrealized appreciation (depreciation) of investments	(6,166)	(330)	(126,918)	(4,595)	(122)
Net realized and unrealized gain (loss) on investments	(793)	(139)	(48,577)	(1,789)	(105)
Net increase (decrease) in net assets resulting from operations	$(716)	$(128)	$(47,366)	$(1,777)	$(102)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$2,427	$3,841	$64	$17	$133
Expenses:
Mortality and expense risk and other charges	2,503	2,627	49	4	39
Total expenses	2,503	2,627	49	4	39
Net investment income (loss)	(76)	1,214	15	13	94

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	5,614	(2,017)	(191)	3	(37)
Capital gains distributions	—	13,656	246	—	—
Total realized gain (loss) on investments and capital gains distributions	5,614	11,639	55	3	(37)
Net unrealized appreciation (depreciation) of investments	(28,038)	(36,056)	(500)	(33)	(187)
Net realized and unrealized gain (loss) on investments	(22,424)	(24,417)	(445)	(30)	(224)
Net increase (decrease) in net assets resulting from operations	$(22,500)	$(23,203)	$(430)	$(17)	$(130)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$8	$301	$4	$146	$1
Expenses:
Mortality and expense risk and other charges	4	155	2	91	1
Total expenses	4	155	2	91	1
Net investment income (loss)	4	146	2	55	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	13	610	6	277	—
Capital gains distributions	14	470	10	336	3
Total realized gain (loss) on investments and capital gains distributions	27	1,080	16	613	3
Net unrealized appreciation (depreciation) of investments	(68)	(2,171)	(38)	(1,432)	(12)
Net realized and unrealized gain (loss) on investments	(41)	(1,091)	(22)	(819)	(9)
Net increase (decrease) in net assets resulting from operations	$(37)	$(945)	$(20)	$(764)	$(9)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Adviser Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$12	$1	$12	$368	$10,465
Expenses:
Mortality and expense risk and other charges	11	1	4	163	10,168
Total expenses	11	1	4	163	10,168
Net investment income (loss)	1	—	8	205	297

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	62	1	4	73	9,243
Capital gains distributions	42	4	14	382	27,437
Total realized gain (loss) on investments and capital gains distributions	104	5	18	455	36,680
Net unrealized appreciation (depreciation) of investments	(205)	(16)	(48)	(1,292)	(98,372)
Net realized and unrealized gain (loss) on investments	(101)	(11)	(30)	(837)	(61,692)
Net increase (decrease) in net assets resulting from operations	$(100)	$(11)	$(22)	$(632)	$(61,395)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$10	$26	$—	$—	$9
Expenses:
Mortality and expense risk and other charges	10	28	8	5,211	9
Total expenses	10	28	8	5,211	9
Net investment income (loss)	—	(2)	(8)	(5,211)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	13	(37)	10	15,425	3
Capital gains distributions	137	272	113	30,219	139
Total realized gain (loss) on investments and capital gains distributions	150	235	123	45,644	142
Net unrealized appreciation (depreciation) of investments	(336)	(637)	(186)	(50,110)	(239)
Net realized and unrealized gain (loss) on investments	(186)	(402)	(63)	(4,466)	(97)
Net increase (decrease) in net assets resulting from operations	$(186)	$(404)	$(71)	$(9,677)	$(97)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$2,058	$—	$206	$2,203	$19
Expenses:
Mortality and expense risk and other charges	4,200	9	1,499	3,189	10
Total expenses	4,200	9	1,499	3,189	10
Net investment income (loss)	(2,142)	(9)	(1,293)	(986)	9

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	12,082	24	9,231	12,788	19
Capital gains distributions	24,001	108	8,717	—	81
Total realized gain (loss) on investments and capital gains distributions	36,083	132	17,948	12,788	100
Net unrealized appreciation (depreciation) of investments	(57,418)	(292)	(32,244)	(35,541)	(238)
Net realized and unrealized gain (loss) on investments	(21,335)	(160)	(14,296)	(22,753)	(138)
Net increase (decrease) in net assets resulting from operations	$(23,477)	$(169)	$(15,589)	$(23,739)	$(129)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$19	$7,932	$5,680	$19	$1,177
Expenses:
Mortality and expense risk and other charges	8	8,282	6,405	18	1,939
Total expenses	8	8,282	6,405	18	1,939
Net investment income (loss)	11	(350)	(725)	1	(762)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	37	(3,112)	1,254	2	597
Capital gains distributions	59	29,414	22,825	177	9,301
Total realized gain (loss) on investments and capital gains distributions	96	26,302	24,079	179	9,898
Net unrealized appreciation (depreciation) of investments	(205)	(77,932)	(64,211)	(456)	(23,884)
Net realized and unrealized gain (loss) on investments	(109)	(51,630)	(40,132)	(277)	(13,986)
Net increase (decrease) in net assets resulting from operations	$(98)	$(51,980)	$(40,857)	$(276)	$(14,748)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$13	$46	$2,013	$—	$—
Expenses:
Mortality and expense risk and other charges	8	37	2,666	9	85
Total expenses	8	37	2,666	9	85
Net investment income (loss)	5	9	(653)	(9)	(85)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	82	334	10,884	7	638
Capital gains distributions	75	200	10,328	86	779
Total realized gain (loss) on investments and capital gains distributions	157	534	21,212	93	1,417
Net unrealized appreciation (depreciation) of investments	(328)	(951)	(41,288)	(119)	(1,560)
Net realized and unrealized gain (loss) on investments	(171)	(417)	(20,076)	(26)	(143)
Net increase (decrease) in net assets resulting from operations	$(166)	$(408)	$(20,729)	$(35)	$(228)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio – Adviser Class	VY® T. Rowe Price Growth Equity Portfolio – Service Class	VY® Templeton Foreign Equity Portfolio – Adviser Class	VY® Templeton Foreign Equity Portfolio – Service Class	Voya Strategic Allocation Conservative Portfolio – Class S
Net investment income (loss)
Investment Income:
Dividends	—	$130	$11	$6,292	$46
Expenses:
Mortality and expense risk and other charges	25	5,019	7	6,112	20
Total expenses	25	5,019	7	6,112	20
Net investment income (loss)	(25)	(4,889)	4	180	26

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	30	(2,022)	11	11,592	86
Capital gains distributions	577	49,045	—	—	43
Total realized gain (loss) on investments and capital gains distributions	607	47,023	11	11,592	129
Net unrealized appreciation (depreciation) of investments	(664)	(50,458)	(128)	(70,152)	(256)
Net realized and unrealized gain (loss) on investments	(57)	(3,435)	(117)	(58,560)	(127)
Net increase (decrease) in net assets resulting from operations	$(82)	$(8,324)	$(113)	$(58,380)	$(101)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio – Class S	Voya Strategic Allocation Moderate Portfolio – Class S	Voya Growth and Income Portfolio – Class A	Voya Growth and Income Portfolio – Class I	Voya Growth and Income Portfolio – Class S
Net investment income (loss)
Investment income:
Dividends	$15	$28	$11,325	$11	$7,069
Expenses:
Mortality and expense risk and other charges	9	12	15,081	9	8,263
Total expenses	9	12	15,081	9	8,263
Net investment income (loss)	6	16	(3,756)	2	(1,194)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	93	200	31,892	7	18,184
Capital gains distributions	—	—	79,410	58	42,981
Total realized gain (loss) on investments and capital gains distributions	93	200	111,302	65	61,165
Net unrealized appreciation (depreciation) of investments	(164)	(283)	(158,244)	(100)	(86,964)
Net realized and unrealized gain (loss) on investments	(71)	(83)	(46,942)	(35)	(25,799)
Net increase (decrease) in net assets resulting from operations	$(65)	$(67)	$(50,698)	$(33)	$(26,993)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Euro STOXX 50® Index Portfolio – Class A	Voya FTSE 100® Index Portfolio – Class A	Voya Global Equity Portfolio – Class A	Voya Global Equity Portfolio – Class S	Voya Global Equity Portfolio – Class T
Net investment income (loss)
Investment Income:
Dividends	$491	$244	$1	$17,588	$1,151
Expenses:
Mortality and expense risk and other charges	357	83	—	6,803	599
Total expenses	357	83	—	6,803	599
Net investment income (loss)	134	161	1	10,785	552
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(53)	(267)	1	7,958	687
Capital gains distributions	363	144	—	—	—
Total realized gain (loss) on investments and capital gains distributions	310	(123)	1	7,958	687
Net unrealized appreciation (depreciation) of investments	(3,964)	(818)	(4)	(59,484)	(4,858)
Net realized and unrealized gain (loss) on investments	(3,654)	(941)	(3)	(51,526)	(4,171)
Net increase (decrease) in net assets resulting from operations	$(3,520)	$(780)	$(2)	$(40,741)	$(3,619)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Hang Seng Index Portfolio – Class S	Voya Index Plus LargeCap Portfolio – Class S	Voya Index Plus MidCap Portfolio – Class S	Voya Index Plus SmallCap Portfolio – Class S	Voya International Index Portfolio - Class A
Net investment income (loss)
Investment Income:
Dividends	$1,269	$1,066	$557	$346	$13,815
Expenses:
Mortality and expense risk and other charges	482	1,632	1,224	985	10,289
Total expenses	482	1,632	1,224	985	10,289
Net investment income (loss)	787	(566)	(667)	(639)	3,526

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	219	8,323	3,251	3,890	4,344
Capital gains distributions	3,388	6,905	8,809	7,438	—
Total realized gain (loss) on investments and capital gains distributions	3,607	15,228	12,060	11,328	4,344
Net unrealized appreciation (depreciation) of investments	(7,871)	(27,828)	(22,639)	(18,034)	(100,554)
Net realized and unrealized gain (loss) on investments	(4,264)	(12,600)	(10,579)	(6,706)	(96,210)
Net increase (decrease) in net assets resulting from operations	$(3,477)	$(13,166)	$(11,246)	$(7,345)	$(92,684)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya International Index Portfolio – Class S	Voya Japan TOPIX® Index Portfolio – Class A	Voya Russell™ Large Cap Growth Index Portfolio – Class S	Voya Russell™ Large Cap Index Portfolio – Class A	Voya Russell™ Large Cap Index Portfolio – Class S
Net investment income (loss)
Investment Income:
Dividends	$612	$177	$2,035	$20	$5,291
Expenses:
Mortality and expense risk and other charges	406	162	4,345	19	6,817
Total expenses	406	162	4,345	19	6,817
Net investment income (loss)	206	15	(2,310)	1	(1,526)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	696	385	18,058	12	26,814
Capital gains distributions	—	735	8,344	—	—
Total realized gain (loss) on investments and capital gains distributions	696	1,120	26,402	12	26,814
Net unrealized appreciation (depreciation) of investments	(4,529)	(2,509)	(29,295)	(141)	(44,637)
Net realized and unrealized gain (loss) on investments	(3,833)	(1,389)	(2,893)	(129)	(17,823)
Net increase (decrease) in net assets resulting from operations	$(3,627)	$(1,374)	$(5,203)	$(128)	$(19,349)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio – Class I	Voya Russell™ Large Cap Value Index Portfolio – Class S	Voya Russell™ Mid Cap Growth Index Portfolio – Class S	Voya Russell™ Mid Cap Index Portfolio – Class A	Voya Russell™ Mid Cap Index Portfolio – Class S
Net investment income (loss)
Investment Income:
Dividends	$2	$4,551	$984	$34	$2,155
Expenses:
Mortality and expense risk and other charges	1	3,734	4,378	29	3,353
Total expenses	1	3,734	4,378	29	3,353
Net investment income (loss)	1	817	(3,394)	5	(1,198)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	5	5,232	19,644	18	(2,588)
Capital gains distributions	2	7,503	26,422	401	21,023
Total realized gain (loss) on investments and capital gains distributions	7	12,735	46,066	419	18,435
Net unrealized appreciation (depreciation) of investments	(12)	(31,541)	(57,680)	(793)	(36,939)
Net realized and unrealized gain (loss) on investments	(5)	(18,806)	(11,614)	(374)	(18,504)
Net increase (decrease) in net assets resulting from operations	$(4)	$(17,989)	$(15,008)	$(369)	$(19,702)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio – Class A	Voya Russell™ Small Cap Index Portfolio – Class S	Voya Small Company Portfolio – Class A	Voya Small Company Portfolio – Class S	Voya U.S. Bond Index Portfolio – Class S
Net investment income (loss)
Investment Income:
Dividends	$17	$1,433	$—	$192	$3,456
Expenses:
Mortality and expense risk and other charges	21	3,060	5	1,433	2,821
Total expenses	21	3,060	5	1,433	2,821
Net investment income (loss)	(4)	(1,627)	(5)	(1,241)	635

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	10	64	—	(1,618)	(1,546)
Capital gains distributions	147	9,982	67	12,801	—
Total realized gain (loss) on investments and capital gains distributions	157	10,046	67	11,183	(1,546)
Net unrealized appreciation (depreciation) of investments	(487)	(29,454)	(135)	(23,784)	(3,177)
Net realized and unrealized gain (loss) on investments	(330)	(19,408)	(68)	(12,601)	(4,723)
Net increase (decrease) in net assets resulting from operations	$(334)	$(21,035)	$(73)	$(13,842)	$(4,088)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio – Class A	Voya MidCap Opportunities Portfolio – Class S	Voya SmallCap Opportunities Portfolio – Class A	Voya SmallCap Opportunities Portfolio – Class S	Wells Fargo VT Omega Growth Fund – Class 2
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk and other charges	10	14,205	14	612	13
Total expenses	10	14,205	14	612	13
Net investment income (loss)	(10)	(14,205)	(14)	(612)	(13)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	33	202	81	1,965	19
Capital gains distributions	139	83,727	312	5,920	66
Total realized gain (loss) on investments and capital gains distributions	172	83,929	393	7,885	85
Net unrealized appreciation (depreciation) of investments	(264)	(137,527)	(646)	(12,971)	(73)
Net realized and unrealized gain (loss) on investments	(92)	(53,598)	(253)	(5,086)	12
Net increase (decrease) in net assets resulting from operations	$(102)	$(67,803)	$(267)	$(5,698)	$(1)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Wells Fargo VT Index Asset Allocation Fund - Class 2	Wells Fargo VT Small Cap Growth Fund – Class 2
Net investment income (loss)
Investment Income:
Dividends	$11	$—
Expenses:
Mortality and expense risk and other charges	20	5
Total expenses	20	5
Net investment income (loss)	(9)	(5)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	16	12
Capital gains distributions	72	25
Total realized gain (loss) on investments and capital gains distributions	88	37
Net unrealized appreciation (depreciation) of investments	(129)	(31)
Net realized and unrealized gain (loss) on investments	(41)	6
Net increase (decrease) in net assets resulting from operations	$(50)	$1

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Invesco V.I. Balanced-Risk Allocation Fund – Series II Shares	Blue Chip Income & Growth Fund – Class 4	Bond Fund – Class 4	Capital Income Builder Fund – Class 4
Net assets at January 1, 2017	$91	$472	$1,135	$889

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	51	24	34
Total realized gain (loss) on investments and capital gains distributions	7	75	22	22
Net unrealized appreciation (depreciation) of investments	(1)	242	(13)	122
Net increase (decrease) in net assets resulting from operations	9	368	33	178
Changes from principal transactions:
Premiums	44	3,156	689	1,458
Death Benefits	—	—	—	—
Surrenders and withdrawals	—	(60)	(62)	(40)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(9)	338	141	49
Increase (decrease) in net assets derived from principal transactions	35	3,434	768	1,467
Total increase (decrease) in net assets	44	3,802	801	1,645
Net assets at December 31, 2017	135	4,274	1,936	2,534

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	37	23	45
Total realized gain (loss) on investments and capital gains distributions	9	377	(20)	18
Net unrealized appreciation (depreciation) of investments	(19)	(857)	(39)	(267)
Net increase (decrease) in net assets resulting from operations	(9)	(443)	(36)	(204)
Changes from principal transactions:
Premiums	1	248	63	155
Death Benefits	—	(38)	(2)	(6)
Surrenders and withdrawals	(14)	(307)	(109)	(181)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(4)	305	(274)	43
Increase (decrease) in net assets derived from principal transactions	(17)	209	(322)	12
Total increase (decrease) in net assets	(26)	(235)	(358)	(193)
Net assets at December 31, 2018	$109	$4,039	$1,578	$2,341

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Global Growth Fund - Class 4	Growth Fund – Class 4	International Fund - Class 4	New World Fund - Class 4
Net assets at January 1, 2017	$795	$2,495	$590	$417

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(7)	10	3
Total realized gain (loss) on investments and capital gains distributions	51	379	13	12
Net unrealized appreciation (depreciation) of investments	244	552	232	127
Net increase (decrease) in net assets resulting from operations	295	924	255	142
Changes from principal transactions:
Premiums	752	3,192	732	429
Death Benefits	(14)	(2)	—	—
Surrenders and withdrawals	(87)	(223)	(25)	(6)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	114	519	130	95
Increase (decrease) in net assets derived from principal transactions	765	3,485	837	518
Total increase (decrease) in net assets	1,060	4,409	1,092	660
Net assets at December 31, 2017	1,855	6,904	1,682	1,077

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(49)	12	(2)
Total realized gain (loss) on investments and capital gains distributions	279	1,041	137	86
Net unrealized appreciation (depreciation) of investments	(450)	(1,111)	(410)	(277)
Net increase (decrease) in net assets resulting from operations	(178)	(119)	(261)	(193)
Changes from principal transactions:
Premiums	316	665	206	315
Death Benefits	(32)	(59)	(3)	—
Surrenders and withdrawals	(319)	(547)	(46)	(81)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	1	300	17	(80)
Increase (decrease) in net assets derived from principal transactions	(33)	359	174	154
Total increase (decrease) in net assets	(212)	239	(87)	(39)
Net assets at December 31, 2018	$1,643	$7,143	$1,595	$1,038

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III	BlackRock High Yield V.I. Fund – Class III	BlackRock iShares Alternative Strategies V.I. Fund - Class III
Net assets at January 1, 2017	$1,782	$723,193	$633	$70

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	(3,530)	50	15
Total realized gain (loss) on investments and capital gains distributions	224	6,648	4	—
Net unrealized appreciation (depreciation) of investments	169	76,745	8	5
Net increase (decrease) in net assets resulting from operations	420	79,863	62	20
Changes from principal transactions:
Premiums	1,969	19,390	1,307	611
Death Benefits	—	(8,102)	—	—
Surrenders and withdrawals	(121)	(109,678)	(48)	(10)
Contract Charges	—	(6,473)	—	—
Cost of insurance and administrative charges	(1)	(98)	—	—
Transfers between Divisions (including fixed account), net	247	(8,916)	261	5
Increase (decrease) in net assets derived from principal transactions	2,094	(113,877)	1,520	606
Total increase (decrease) in net assets	2,514	(34,014)	1,582	626
Net assets at December 31, 2017	4,296	689,179	2,215	696

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43	(5,791)	108	(5)
Total realized gain (loss) on investments and capital gains distributions	419	29,642	10	14
Net unrealized appreciation (depreciation) of investments	(842)	(81,505)	(210)	(2)
Net increase (decrease) in net assets resulting from operations	(380)	(57,654)	(92)	7
Changes from principal transactions:
Premiums	488	3,105	311	3
Death Benefits	(8)	(11,282)	—	—
Surrenders and withdrawals	(368)	(51,728)	(145)	(7)
Contract Charges	—	(5,925)	—	—
Cost of insurance and administrative charges	—	(79)	—	—
Transfers between Divisions (including fixed account), net	242	(10,530)	129	(699)
Increase (decrease) in net assets derived from principal transactions	354	(76,438)	296	(703)
Total increase (decrease) in net assets	(26)	(134,093)	203	(696)
Net assets at December 31, 2018	$4,270	$555,086	$2,418	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	BlackRock iShares Dynamic Allocation V.I. Fund - Class III	Columbia VP Seligman Global Technology Fund - Class 2	Columbia Asset Allocation Fund, Variable Series – Class 1	Columbia Small Cap Value Fund, Variable Series – Class 2
Net assets at January 1, 2017	$8	$—	$319	$102,536

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(3)	1	(1,356)
Total realized gain (loss) on investments and capital gains distributions	—	23	43	14,952
Net unrealized appreciation (depreciation) of investments	(1)	8	(5)	(3,433)
Net increase (decrease) in net assets resulting from operations	1	28	39	10,163
Changes from principal transactions:
Premiums	117	886	—	3,525
Death Benefits	—	—	(52)	(1,234)
Surrenders and withdrawals	(2)	(1)	(119)	(29,758)
Contract Charges	—	—	—	(735)
Cost of insurance and administrative charges	—	—	—	(28)
Transfers between Divisions (including fixed account), net	—	433	—	(3,899)
Increase (decrease) in net assets derived from principal transactions	115	1,318	(171)	(32,129)
Total increase (decrease) in net assets	116	1,346	(132)	(21,966)
Net assets at December 31, 2017	124	1,346	187	80,570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(17)	(1)	(1,241)
Total realized gain (loss) on investments and capital gains distributions	3	191	22	12,877
Net unrealized appreciation (depreciation) of investments	(10)	(354)	(28)	(26,047)
Net increase (decrease) in net assets resulting from operations	(7)	(180)	(7)	(14,411)
Changes from principal transactions:
Premiums	1	296	—	15
Death Benefits	—	—	—	(1,225)
Surrenders and withdrawals	—	(35)	(106)	(4,897)
Contract Charges	—	—	—	(553)
Cost of insurance and administrative charges	—	—	—	(18)
Transfers between Divisions (including fixed account), net	(1)	33	1	86
Increase (decrease) in net assets derived from principal transactions	1	294	(105)	(6,592)
Total increase (decrease) in net assets	(7)	114	(112)	(21,003)
Net assets at December 31, 2018	$117	$1,460	$75	$59,567
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Columbia Small Company Growth Fund, Variable Series – Class 1	Columbia VP Large Cap Growth Fund – Class 1	DWS Core Equity VIP – Class B	DWS Alternative Asset Allocation VIP - Class B
Net assets at January 1, 2017	$31	$370	$67	$46

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(6)	(2)	—
Total realized gain (loss) on investments and capital gains distributions	2	29	11	—
Net unrealized appreciation (depreciation) of investments	7	64	52	7
Net increase (decrease) in net assets resulting from operations	9	87	61	7
Changes from principal transactions:
Premiums	—	—	688	271
Death Benefits	—	(50)	—	(1)
Surrenders and withdrawals	(1)	(5)	(1)	(2)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	—	85	1
Increase (decrease) in net assets derived from principal transactions	(2)	(55)	772	269
Total increase (decrease) in net assets	7	32	833	276
Net assets at December 31, 2017	38	402	900	322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(3)	5	1
Total realized gain (loss) on investments and capital gains distributions	6	186	285	—
Net unrealized appreciation (depreciation) of investments	(7)	(184)	(373)	(60)
Net increase (decrease) in net assets resulting from operations	(2)	(1)	(83)	(59)
Changes from principal transactions:
Premiums	—	—	225	1
Death Benefits	—	—	—	—
Surrenders and withdrawals	(1)	(331)	(21)	(3)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	1	1	450
Increase (decrease) in net assets derived from principal transactions	(1)	(330)	206	448
Total increase (decrease) in net assets	(3)	(331)	122	389
Net assets at December 31, 2018	$35	$71	$1,022	$711

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	DWS High Income VIP – Class B	Eaton Vance VT Floating-Rate Income Fund – Initial Class	Federated High Income Bond Fund II - Service Shares	Federated Kaufmann Fund II - Service Shares
Net assets at January 1, 2017	$74	$2,561	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	77	(1)	—
Total realized gain (loss) on investments and capital gains distributions	2	8	—	—
Net unrealized appreciation (depreciation) of investments	(1)	(7)	2	1
Net increase (decrease) in net assets resulting from operations	8	78	1	1
Changes from principal transactions:
Premiums	69	1,921	219	6
Death Benefits	—	—	—	—
Surrenders and withdrawals	(2)	(149)	—	—
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	(28)	(264)	(4)	4
Increase (decrease) in net assets derived from principal transactions	39	1,507	215	10
Total increase (decrease) in net assets	47	1,585	216	11
Net assets at December 31, 2017	121	4,146	216	11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	156	21	(2)
Total realized gain (loss) on investments and capital gains distributions	—	21	(6)	4
Net unrealized appreciation (depreciation) of investments	(13)	(259)	(31)	(22)
Net increase (decrease) in net assets resulting from operations	(4)	(82)	(16)	(20)
Changes from principal transactions:
Premiums	6	985	269	55
Death Benefits	—	—	—	(7)
Surrenders and withdrawals	(2)	(383)	(24)	(9)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	1,184	(114)	204
Increase (decrease) in net assets derived from principal transactions	4	1,786	131	242
Total increase (decrease) in net assets	(1)	1,704	115	223
Net assets at December 31, 2018	$120	$5,850	$331	$234

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Fidelity® VIP Strategic Income Portfolio – Service Class 2	Fidelity® VIP Disciplined Small Cap Portfolio – Service Class 2	Fidelity® VIP FundsManager 20% Portfolio – Service Class 2	Fidelity® VIP FundsManager 60% Portfolio – Service Class 2
Net assets at January 1, 2017	$1,356	$26	$99	$66

Increase (decrease) in net assets
Operations:
Net investment income (loss)	94	—	—	3
Total realized gain (loss) on investments and capital gains distributions	33	4	1	5
Net unrealized appreciation (depreciation) of investments	(12)	8	5	5
Net increase (decrease) in net assets resulting from operations	115	12	6	13
Changes from principal transactions:
Premiums	1,628	179	1	315
Death Benefits	—	—	(2)	—
Surrenders and withdrawals	(81)	—	(1)	(1)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	(1)	—	—	—
Transfers between Divisions (including fixed account), net	685	83	20	39
Increase (decrease) in net assets derived from principal transactions	2,231	262	18	353
Total increase (decrease) in net assets	2,346	274	24	366
Net assets at December 31, 2017	3,702	300	123	432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	103	—	5	2
Total realized gain (loss) on investments and capital gains distributions	33	29	32	58
Net unrealized appreciation (depreciation) of investments	(276)	(101)	(59)	(117)
Net increase (decrease) in net assets resulting from operations	(140)	(72)	(22)	(57)
Changes from principal transactions:
Premiums	464	140	709	71
Death Benefits	(7)	—	—	—
Surrenders and withdrawals	(274)	(13)	(44)	—
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(129)	44	(1)	282
Increase (decrease) in net assets derived from principal transactions	54	171	664	354
Total increase (decrease) in net assets	(86)	99	642	296
Net assets at December 31, 2018	$3,616	$399	$765	$728

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Fidelity® VIP FundsManager 85% Portfolio – Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2
Net assets at January 1, 2017	$15	$10,039	$995	$1,888

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(54)	33	(19)
Total realized gain (loss) on investments and capital gains distributions	1	1,341	10	22
Net unrealized appreciation (depreciation) of investments	3	(454)	6	(9)
Net increase (decrease) in net assets resulting from operations	4	833	49	(6)
Changes from principal transactions:
Premiums	22	44	185	2,131
Death Benefits	—	(109)	—	—
Surrenders and withdrawals	—	(701)	(40)	(224)
Contract Charges	—	(47)	—	—
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions (including fixed account), net	22	(603)	102	182
Increase (decrease) in net assets derived from principal transactions	44	(1,416)	247	2,088
Total increase (decrease) in net assets	48	(583)	296	2,082
Net assets at December 31, 2017	63	9,456	1,291	3,970

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(18)	27	(36)
Total realized gain (loss) on investments and capital gains distributions	7	1,782	5	42
Net unrealized appreciation (depreciation) of investments	(13)	(2,873)	(63)	33
Net increase (decrease) in net assets resulting from operations	(7)	(1,109)	(31)	39
Changes from principal transactions:
Premiums	—	14	41	530
Death Benefits	—	(162)	—	(6)
Surrenders and withdrawals	(6)	(884)	(48)	(450)
Contract Charges	—	(44)	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	2	(201)	(267)	40
Increase (decrease) in net assets derived from principal transactions	(6)	(1,278)	(274)	114
Total increase (decrease) in net assets	(11)	(2,386)	(305)	153
Net assets at December 31, 2018	$52	$7,070	$986	$4,123

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Ivy VIP Securian Real Estate Securities - Class II	Ivy VIP Asset Strategy	Ivy VIP Balanced	Ivy VIP Energy
Net assets at January 1, 2017	$—	$477	$67	$385

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	6	1	—
Total realized gain (loss) on investments and capital gains distributions	1	3	8	31
Net unrealized appreciation (depreciation) of investments	1	79	21	(91)
Net increase (decrease) in net assets resulting from operations	2	88	30	(60)
Changes from principal transactions:
Premiums	171	36	462	225
Death Benefits	—	—	—	—
Surrenders and withdrawals	—	(34)	(6)	(26)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	11	10	4	(63)
Increase (decrease) in net assets derived from principal transactions	182	12	460	136
Total increase (decrease) in net assets	184	100	490	76
Net assets at December 31, 2017	184	577	557	461

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	7	2	(4)
Total realized gain (loss) on investments and capital gains distributions	11	31	12	(27)
Net unrealized appreciation (depreciation) of investments	(24)	(67)	(38)	(152)
Net increase (decrease) in net assets resulting from operations	(12)	(29)	(24)	(183)
Changes from principal transactions:
Premiums	10	19	(24)	232
Death Benefits	—	—	—	(5)
Surrenders and withdrawals	—	(27)	(12)	(107)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	9	(50)	16	2
Increase (decrease) in net assets derived from principal transactions	19	(57)	(22)	122
Total increase (decrease) in net assets	7	(87)	(44)	(61)
Net assets at December 31, 2018	$191	$490	$513	$400

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Ivy VIP High Income	Ivy VIP International Core Equity	Ivy VIP Mid Cap Growth	Ivy VIP Science and Technology
Net assets at January 1, 2017	$937	$18	$506	$722

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	—	(3)	(6)
Total realized gain (loss) on investments and capital gains distributions	18	1	23	106
Net unrealized appreciation (depreciation) of investments	(12)	1	109	140
Net increase (decrease) in net assets resulting from operations	70	2	129	240
Changes from principal transactions:
Premiums	363	6	25	103
Death Benefits	—	—	(1)	—
Surrenders and withdrawals	(171)	(20)	(74)	(74)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	61	—	(4)	(57)
Increase (decrease) in net assets derived from principal transactions	253	(14)	(54)	(28)
Total increase (decrease) in net assets	323	(12)	75	212
Net assets at December 31, 2017	1,260	6	581	934

Increase (decrease) in net assets
Operations:
Net investment income (loss)	67	—	(3)	(6)
Total realized gain (loss) on investments and capital gains distributions	10	(5)	56	172
Net unrealized appreciation (depreciation) of investments	(109)	(2)	(44)	(194)
Net increase (decrease) in net assets resulting from operations	(32)	(7)	9	(28)
Changes from principal transactions:
Premiums	45	3	74	17
Death Benefits	—	—	—	—
Surrenders and withdrawals	(92)	—	(97)	(159)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(69)	5	(11)	(13)
Increase (decrease) in net assets derived from principal transactions	(117)	8	(34)	(155)
Total increase (decrease) in net assets	(148)	1	(25)	(183)
Net assets at December 31, 2018	$1,112	$7	$556	$751

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Ivy VIP Small Cap Core - Class II	Ivy VIP Small Cap Growth	Janus Henderson Balanced Portfolio – Service Shares	Janus Henderson Enterprise Portfolio – Institutional Shares
Net assets at January 1, 2017	$—	$95	$1,181	$188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	16	(2)
Total realized gain (loss) on investments and capital gains distributions	—	4	14	41
Net unrealized appreciation (depreciation) of investments	2	33	281	91
Net increase (decrease) in net assets resulting from operations	2	36	311	130
Changes from principal transactions:
Premiums	89	236	1,367	906
Death Benefits	—	—	—	—
Surrenders and withdrawals	—	(16)	(25)	(25)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	(1)	—
Transfers between Divisions (including fixed account), net	31	37	310	387
Increase (decrease) in net assets derived from principal transactions	120	257	1,651	1,268
Total increase (decrease) in net assets	122	293	1,962	1,398
Net assets at December 31, 2017	122	388	3,143	1,586

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(3)	36	(17)
Total realized gain (loss) on investments and capital gains distributions	36	207	162	176
Net unrealized appreciation (depreciation) of investments	(54)	(271)	(227)	(194)
Net increase (decrease) in net assets resulting from operations	(20)	(67)	(29)	(35)
Changes from principal transactions:
Premiums	122	64	385	537
Death Benefits	—	—	—	(8)
Surrenders and withdrawals	(6)	(35)	(245)	(89)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(44)	226	522	—
Increase (decrease) in net assets derived from principal transactions	72	256	662	440
Total increase (decrease) in net assets	52	188	633	405
Net assets at December 31, 2018	$174	$576	$3,776	$1,991

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Janus Henderson Flexible Bond Portfolio – Service Shares	ClearBridge Variable Aggressive Growth Portfolio II	ClearBridge Variable Mid Cap Portfolio – Class II	Western Asset Core Plus VIT Portfolio - Class I
Net assets at January 1, 2017	$1,586	$—	$30	$36

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	—	(1)	1
Total realized gain (loss) on investments and capital gains distributions	—	4	10	—
Net unrealized appreciation (depreciation) of investments	17	(1)	(3)	1
Net increase (decrease) in net assets resulting from operations	48	3	6	2
Changes from principal transactions:
Premiums	447	45	62	—
Death Benefits	(16)	—	—	—
Surrenders and withdrawals	(202)	—	—	—
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	(1)	—	—	—
Transfers between Divisions (including fixed account), net	(286)	16	19	(1)
Increase (decrease) in net assets derived from principal transactions	(58)	61	81	(1)
Total increase (decrease) in net assets	(10)	64	87	1
Net assets at December 31, 2017	1,576	64	117	37

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(1)	(1)	—
Total realized gain (loss) on investments and capital gains distributions	(25)	4	3	(4)
Net unrealized appreciation (depreciation) of investments	(32)	(10)	(19)	2
Net increase (decrease) in net assets resulting from operations	(33)	(7)	(17)	(2)
Changes from principal transactions:
Premiums	50	13	26	—
Death Benefits	(37)	—	—	(26)
Surrenders and withdrawals	(274)	(3)	(10)	—
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(161)	(9)	1	—
Increase (decrease) in net assets derived from principal transactions	(422)	(1)	17	(26)
Total increase (decrease) in net assets	(455)	(6)	—	(28)
Net assets at December 31, 2018	$1,121	$58	$117	$9

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	MFS VIT II Strategic Income Portfolio – Service Class	MFS VIT Research Series Portfolio – Service Class	MFS VIT International Value Portfolio – Service Class	MFS VIT Value Series - Service Class
Net assets at January 1, 2017	$—	$42	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	1	(1)	—
Total realized gain (loss) on investments and capital gains distributions	—	23	—	1
Net unrealized appreciation (depreciation) of investments	(3)	18	11	6
Net increase (decrease) in net assets resulting from operations	1	42	10	7
Changes from principal transactions:
Premiums	209	250	312	201
Death Benefits	—	—	—	—
Surrenders and withdrawals	(1)	(2)	—	—
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	70	15	39	30
Increase (decrease) in net assets derived from principal transactions	278	263	351	231
Total increase (decrease) in net assets	279	305	361	238
Net assets at December 31, 2017	279	347	361	238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(1)	—	2
Total realized gain (loss) on investments and capital gains distributions	(4)	56	5	31
Net unrealized appreciation (depreciation) of investments	(14)	(79)	(49)	(86)
Net increase (decrease) in net assets resulting from operations	(10)	(24)	(44)	(53)
Changes from principal transactions:
Premiums	28	75	70	258
Death Benefits	—	(6)	—	—
Surrenders and withdrawals	(26)	(57)	(31)	(10)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	16	38	(3)	(30)
Increase (decrease) in net assets derived from principal transactions	18	51	37	218
Total increase (decrease) in net assets	8	26	(8)	165
Net assets at December 31, 2018	$287	$373	$353	$403

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	MFS VIT III Global Real Estate Portfolio – Service Class	Oppenheimer Total Return Bond Fund/VA – Service Shares	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
Net assets at January 1, 2017	$—	$—	$—	$1,883

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	(1)	(7)
Total realized gain (loss) on investments and capital gains distributions	2	—	—	153
Net unrealized appreciation (depreciation) of investments	21	1	11	65
Net increase (decrease) in net assets resulting from operations	23	2	10	211
Changes from principal transactions:
Premiums	416	206	457	6
Death Benefits	—	—	—	(47)
Surrenders and withdrawals	—	(3)	(2)	(248)
Contract Charges	—	—	—	(10)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	142	2	5	(118)
Increase (decrease) in net assets derived from principal transactions	558	205	460	(417)
Total increase (decrease) in net assets	581	207	470	(206)
Net assets at December 31, 2017	581	207	470	1,677

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	2	(2)	(14)
Total realized gain (loss) on investments and capital gains distributions	7	(3)	43	162
Net unrealized appreciation (depreciation) of investments	(53)	(4)	(90)	(306)
Net increase (decrease) in net assets resulting from operations	(29)	(5)	(49)	(158)
Changes from principal transactions:
Premiums	88	3	18	13
Death Benefits	—	—	—	(40)
Surrenders and withdrawals	(7)	(17)	(8)	(233)
Contract Charges	—	—	—	(8)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	91	(88)	45	9
Increase (decrease) in net assets derived from principal transactions	172	(102)	54	(260)
Total increase (decrease) in net assets	143	(107)	6	(417)
Net assets at December 31, 2018	$724	$100	$476	$1,260

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer International Growth Fund/VA - Service Shares	PIMCO All Asset Portfolio – Administrative Class	PIMCO Low Duration Portfolio – Administrative Class
Net assets at January 1, 2017	$28	$752	$83	$935

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	5	6	7
Total realized gain (loss) on investments and capital gains distributions	5	15	2	(3)
Net unrealized appreciation (depreciation) of investments	8	224	6	1
Net increase (decrease) in net assets resulting from operations	12	244	14	5
Changes from principal transactions:
Premiums	208	387	9	875
Death Benefits	—	(1)	—	—
Surrenders and withdrawals	(3)	(18)	—	(66)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	22	98	92	(86)
Increase (decrease) in net assets derived from principal transactions	227	466	101	723
Total increase (decrease) in net assets	239	710	115	728
Net assets at December 31, 2017	267	1,462	198	1,663

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(2)	4	19
Total realized gain (loss) on investments and capital gains distributions	55	77	2	(6)
Net unrealized appreciation (depreciation) of investments	(76)	(366)	(19)	(22)
Net increase (decrease) in net assets resulting from operations	(24)	(291)	(13)	(9)
Changes from principal transactions:
Premiums	91	249	22	170
Death Benefits	—	—	—	—
Surrenders and withdrawals	(14)	(242)	(2)	(172)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	4	(11)	(19)	(22)
Increase (decrease) in net assets derived from principal transactions	81	(4)	—	(24)
Total increase (decrease) in net assets	57	(295)	(12)	(33)
Net assets at December 31, 2018	$324	$1,167	$186	$1,630

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	PIMCO Real Return Portfolio - Administrative Class	PIMCO Short- Term Portfolio – Administrative Class	PIMCO Total Return Portfolio - Administrative Class	ProFund VP Bull
Net assets at January 1, 2017	$5,057	$2,508	$2,871	$8,339

Increase (decrease) in net assets
Operations:
Net investment income (loss)	65	25	44	(152)
Total realized gain (loss) on investments and capital gains distributions	(149)	6	(3)	880
Net unrealized appreciation (depreciation) of investments	208	12	75	605
Net increase (decrease) in net assets resulting from operations	124	43	116	1,333
Changes from principal transactions:
Premiums	2	2,158	5,292	231
Death Benefits	(166)	—	—	(189)
Surrenders and withdrawals	(395)	(230)	(553)	(1,706)
Contract Charges	(18)	—	—	(58)
Cost of insurance and administrative charges	—	(1)	(1)	(4)
Transfers between Divisions (including fixed account), net	(16)	(1,757)	(1,069)	(73)
Increase (decrease) in net assets derived from principal transactions	(593)	170	3,669	(1,799)
Total increase (decrease) in net assets	(469)	213	3,785	(466)
Net assets at December 31, 2017	4,588	2,721	6,656	7,873

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	35	98	(134)
Total realized gain (loss) on investments and capital gains distributions	(151)	7	13	1,186
Net unrealized appreciation (depreciation) of investments	(56)	(23)	(230)	(1,578)
Net increase (decrease) in net assets resulting from operations	(143)	19	(119)	(526)
Changes from principal transactions:
Premiums	27	301	926	—
Death Benefits	(44)	—	(44)	(111)
Surrenders and withdrawals	(420)	(275)	(461)	(756)
Contract Charges	(17)	—	—	(49)
Cost of insurance and administrative charges	—	—	—	(3)
Transfers between Divisions (including fixed account), net	8	(467)	(1,731)	(13)
Increase (decrease) in net assets derived from principal transactions	(446)	(441)	(1,310)	(932)
Total increase (decrease) in net assets	(589)	(422)	(1,429)	(1,458)
Net assets at December 31, 2018	$3,999	$2,299	$5,227	$6,415

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Putnam VT Income Fund – Class 1B	Putnam VT International Equity Fund – Class 1B
Net assets at January 1, 2017	$3,101	$2,521	$851	$4

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(38)	33	—
Total realized gain (loss) on investments and capital gains distributions	35	(1,047)	(11)	—
Net unrealized appreciation (depreciation) of investments	470	780	20	4
Net increase (decrease) in net assets resulting from operations	502	(305)	42	4
Changes from principal transactions:
Premiums	266	117	229	2
Death Benefits	(48)	(37)	—	—
Surrenders and withdrawals	(1,309)	(627)	(241)	(1)
Contract Charges	(25)	(15)	—	—
Cost of insurance and administrative charges	(1)	(1)	—	—
Transfers between Divisions (including fixed account), net	(91)	65	23	32
Increase (decrease) in net assets derived from principal transactions	(1,208)	(498)	11	33
Total increase (decrease) in net assets	(706)	(803)	53	37
Net assets at December 31, 2017	2,395	1,718	904	41

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	(34)	19	—
Total realized gain (loss) on investments and capital gains distributions	26	(195)	(10)	2
Net unrealized appreciation (depreciation) of investments	(381)	275	(16)	(7)
Net increase (decrease) in net assets resulting from operations	(340)	46	(7)	(5)
Changes from principal transactions:
Premiums	—	—	216	1
Death Benefits	(42)	(16)	—	—
Surrenders and withdrawals	(184)	(101)	(309)	(2)
Contract Charges	(15)	(11)	—	—
Cost of insurance and administrative charges	(1)	(1)	—	—
Transfers between Divisions (including fixed account), net	(5)	26	(79)	(15)
Increase (decrease) in net assets derived from principal transactions	(247)	(103)	(172)	(16)
Total increase (decrease) in net assets	(587)	(57)	(179)	(21)
Net assets at December 31, 2018	$1,808	$1,661	$725	$20

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Putnam VT International Value Fund – Class 1B	Putnam VT Mortgage Securities Fund – Class 1B	Putnam VT Multi-Cap Core Fund - Class IB Shares	Putnam VT Small Cap Value Fund - Class 1B
Net assets at January 1, 2017	$8	$719	$100	$135

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	11	1	—
Total realized gain (loss) on investments and capital gains distributions	—	(2)	10	10
Net unrealized appreciation (depreciation) of investments	1	—	21	2
Net increase (decrease) in net assets resulting from operations	1	9	32	12
Changes from principal transactions:
Premiums	2	393	40	33
Death Benefits	(1)	—	—	—
Surrenders and withdrawals	—	(59)	(2)	(11)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	(115)	26	31
Increase (decrease) in net assets derived from principal transactions	—	219	64	53
Total increase (decrease) in net assets	1	228	96	65
Net assets at December 31, 2017	9	947	196	200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	19	—	(1)
Total realized gain (loss) on investments and capital gains distributions	—	(9)	23	63
Net unrealized appreciation (depreciation) of investments	(2)	(27)	(41)	(129)
Net increase (decrease) in net assets resulting from operations	(2)	(17)	(18)	(67)
Changes from principal transactions:
Premiums	—	133	32	42
Death Benefits	—	(3)	—	—
Surrenders and withdrawals	—	(128)	(14)	(3)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	(26)	(4)	93
Increase (decrease) in net assets derived from principal transactions	—	(24)	13	132
Total increase (decrease) in net assets	(2)	(41)	(4)	65
Net assets at December 31, 2018	$7	$906	$192	$265

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio – Service Class	Voya Balanced Portfolio - Class S
Net assets at January 1, 2017	$2,132	$2,057	$230	$3,255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	(21)	16	40
Total realized gain (loss) on investments and capital gains distributions	101	143	6	440
Net unrealized appreciation (depreciation) of investments	788	505	16	(82)
Net increase (decrease) in net assets resulting from operations	869	627	38	398
Changes from principal transactions:
Premiums	1,203	1,809	805	287
Death Benefits	(30)	(22)	—	(3)
Surrenders and withdrawals	(126)	(176)	(19)	(837)
Contract Charges	—	—	—	(7)
Cost of insurance and administrative charges	(1)	(1)	—	—
Transfers between Divisions (including fixed account), net	592	117	20	(39)
Increase (decrease) in net assets derived from principal transactions	1,638	1,727	806	(599)
Total increase (decrease) in net assets	2,507	2,354	844	(201)
Net assets at December 31, 2017	4,639	4,411	1,074	3,054

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(42)	(41)	(1)	21
Total realized gain (loss) on investments and capital gains distributions	596	405	14	405
Net unrealized appreciation (depreciation) of investments	(532)	(388)	(14)	(642)
Net increase (decrease) in net assets resulting from operations	22	(24)	(1)	(216)
Changes from principal transactions:
Premiums	808	448	42	3
Death Benefits	(52)	(27)	(2)	(11)
Surrenders and withdrawals	(665)	(524)	(56)	(422)
Contract Charges	—	—	—	(6)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	129	334	(91)	(17)
Increase (decrease) in net assets derived from principal transactions	220	231	(107)	(452)
Total increase (decrease) in net assets	242	207	(108)	(669)
Net assets at December 31, 2018	$4,881	$4,618	$966	$2,385

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Intermediate Bond Portfolio – Class A	Voya Intermediate Bond Portfolio – Class S	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio – Service Class
Net assets at January 1, 2017	$3,155	$2,706,288	$137,810	$446,968

Increase (decrease) in net assets
Operations:
Net investment income (loss)	73	36,577	1,085	(5,005)
Total realized gain (loss) on investments and capital gains distributions	(15)	892	1,058	83
Net unrealized appreciation (depreciation) of investments	55	40,617	13,354	—
Net increase (decrease) in net assets resulting from operations	113	78,086	15,497	(4,922)
Changes from principal transactions:
Premiums	2,415	56,712	4,409	26,258
Death Benefits	—	(41,294)	(1,578)	(13,581)
Surrenders and withdrawals	(254)	(440,840)	(26,275)	(224,388)
Contract Charges	—	(20,658)	(1,225)	(2,623)
Cost of insurance and administrative charges	(1)	(425)	(22)	(153)
Transfers between Divisions (including fixed account), net	(1,379)	83,409	(7,530)	108,763
Increase (decrease) in net assets derived from principal transactions	781	(363,096)	(32,221)	(105,724)
Total increase (decrease) in net assets	894	(285,010)	(16,724)	(110,646)
Net assets at December 31, 2017	4,049	2,421,278	121,086	336,322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	80	38,891	939	(1,087)
Total realized gain (loss) on investments and capital gains distributions	(58)	(8,763)	2,467	52
Net unrealized appreciation (depreciation) of investments	(100)	(91,070)	(13,080)	—
Net increase (decrease) in net assets resulting from operations	(78)	(60,942)	(9,674)	(1,035)
Changes from principal transactions:
Premiums	330	9,619	820	7,024
Death Benefits	(39)	(39,033)	(2,523)	(11,804)
Surrenders and withdrawals	(310)	(242,120)	(10,487)	(128,446)
Contract Charges	—	(18,451)	(1,051)	(2,054)
Cost of insurance and administrative charges	—	(332)	(16)	(116)
Transfers between Divisions (including fixed account), net	(1,038)	54,505	(4,431)	117,778
Increase (decrease) in net assets derived from principal transactions	(1,057)	(235,812)	(17,689)	(17,618)
Total increase (decrease) in net assets	(1,135)	(296,754)	(27,362)	(18,653)
Net assets at December 31, 2018	$2,914	$2,124,524	$93,724	$317,669

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio – Service 2 Class	Voya High Yield Portfolio – Adviser Class	Voya High Yield Portfolio – Service Class	Voya Large Cap Growth Portfolio - Adviser Class
Net assets at January 1, 2017	$10,116	$395	$366,188	$1,615,163

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(111)	32	16,863	(27,391)
Total realized gain (loss) on investments and capital gains distributions	2	11	(2,703)	235,374
Net unrealized appreciation (depreciation) of investments	—	(17)	559	181,514
Net increase (decrease) in net assets resulting from operations	(109)	26	14,719	389,497
Changes from principal transactions:
Premiums	8,443	421	11,557	49,258
Death Benefits	(167)	—	(8,278)	(27,088)
Surrenders and withdrawals	(6,407)	(48)	(78,930)	(377,147)
Contract Charges	(47)	—	(2,087)	(12,227)
Cost of insurance and administrative charges	(3)	—	(70)	(281)
Transfers between Divisions (including fixed account), net	(530)	102	524	(43,780)
Increase (decrease) in net assets derived from principal transactions	1,289	475	(77,284)	(411,265)
Total increase (decrease) in net assets	1,180	501	(62,565)	(21,768)
Net assets at December 31, 2017	11,296	896	303,623	1,593,395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	39	11,002	(26,052)
Total realized gain (loss) on investments and capital gains distributions	2	(10)	(5,841)	293,321
Net unrealized appreciation (depreciation) of investments	—	(65)	(18,495)	(308,557)
Net increase (decrease) in net assets resulting from operations	(10)	(36)	(13,334)	(41,288)
Changes from principal transactions:
Premiums	582	42	1,214	7,949
Death Benefits	(174)	(6)	(7,930)	(30,490)
Surrenders and withdrawals	(6,443)	(150)	(26,652)	(146,715)
Contract Charges	(32)	—	(1,650)	(10,926)
Cost of insurance and administrative charges	(1)	—	(50)	(209)
Transfers between Divisions (including fixed account), net	3,957	—	(6,695)	(50,675)
Increase (decrease) in net assets derived from principal transactions	(2,111)	(114)	(41,763)	(231,066)
Total increase (decrease) in net assets	(2,121)	(150)	(55,097)	(272,354)
Net assets at December 31, 2018	$9,175	$746	$248,526	$1,321,041

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio – Adviser Class
Net assets at January 1, 2017	$80	$1,372,933	$14,453	$298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(18,200)	(235)	5
Total realized gain (loss) on investments and capital gains distributions	6	109,570	1,179	2
Net unrealized appreciation (depreciation) of investments	16	243,424	2,613	38
Net increase (decrease) in net assets resulting from operations	22	334,794	3,557	45
Changes from principal transactions:
Premiums	(2)	32,640	470	82
Death Benefits	—	(23,923)	(172)	—
Surrenders and withdrawals	—	(310,395)	(3,488)	(6)
Contract Charges	—	(9,166)	(128)	—
Cost of insurance and administrative charges	—	(301)	(3)	—
Transfers between Divisions (including fixed account), net	—	(47,813)	(185)	28
Increase (decrease) in net assets derived from principal transactions	(2)	(358,958)	(3,506)	104
Total increase (decrease) in net assets	20	(24,164)	51	149
Net assets at December 31, 2017	100	1,348,769	14,504	447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(17,507)	(230)	3
Total realized gain (loss) on investments and capital gains distributions	15	193,130	2,022	51
Net unrealized appreciation (depreciation) of investments	(14)	(204,945)	(2,237)	(90)
Net increase (decrease) in net assets resulting from operations	—	(29,322)	(445)	(36)
Changes from principal transactions:
Premiums	(40)	145	(1)	(2)
Death Benefits	—	(26,084)	(22)	—
Surrenders and withdrawals	—	(121,121)	(1,149)	(51)
Contract Charges	—	(8,063)	(115)	—
Cost of insurance and administrative charges	—	(236)	(2)	—
Transfers between Divisions (including fixed account), net	1	(52,467)	(419)	1
Increase (decrease) in net assets derived from principal transactions	(40)	(207,826)	(1,707)	(52)
Total increase (decrease) in net assets	(39)	(237,148)	(2,153)	(88)
Net assets at December 31, 2018	$61	$1,111,621	$12,351	$359
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Multi- Manager Large Cap Core Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class
Net assets at January 1, 2017	$884,391	$30,117	$55,266	$409,091

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,428	20	(547)	(1,336)
Total realized gain (loss) on investments and capital gains distributions	12,149	(314)	5,373	5,938
Net unrealized appreciation (depreciation) of investments	73,570	184	5,025	17,456
Net increase (decrease) in net assets resulting from operations	88,147	(110)	9,851	22,058
Changes from principal transactions:
Premiums	26,554	102	1,381	14,731
Death Benefits	(15,459)	(1,863)	(398)	(8,089)
Surrenders and withdrawals	(194,787)	(2,982)	(12,375)	(83,474)
Contract Charges	(5,736)	(35)	(399)	(3,358)
Cost of insurance and administrative charges	(196)	(12)	(10)	(70)
Transfers between Divisions (including fixed account), net	(24,126)	(106)	(1,453)	6,588
Increase (decrease) in net assets derived from principal transactions	(213,750)	(4,896)	(13,254)	(73,672)
Total increase (decrease) in net assets	(125,603)	(5,006)	(3,403)	(51,614)
Net assets at December 31, 2017	758,788	25,111	51,863	357,477

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(236)	(35)	545	562
Total realized gain (loss) on investments and capital gains distributions	78,858	(271)	6,853	6,820
Net unrealized appreciation (depreciation) of investments	(143,045)	158	(5,051)	(22,088)
Net increase (decrease) in net assets resulting from operations	(64,423)	(148)	2,347	(14,706)
Changes from principal transactions:
Premiums	3,022	—	170	2,771
Death Benefits	(15,631)	(1,336)	(384)	(8,157)
Surrenders and withdrawals	(65,055)	(1,991)	(2,867)	(39,493)
Contract Charges	(4,688)	(24)	(219)	(3,006)
Cost of insurance and administrative charges	(142)	(10)	(5)	(57)
Transfers between Divisions (including fixed account), net	(10,676)	59	(50,905)	15,360
Increase (decrease) in net assets derived from principal transactions	(93,170)	(3,301)	(54,210)	(32,582)
Total increase (decrease) in net assets	(157,593)	(3,450)	(51,863)	(47,288)
Net assets at December 31, 2018	$601,195	$21,661	$—	$310,189

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Net assets at January 1, 2017	$3,147,521	$2,142,739	$1,140,762	$504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(283)	168	(1,176)	—
Total realized gain (loss) on investments and capital gains distributions	444,877	254,962	95,764	2
Net unrealized appreciation (depreciation) of investments	(27,016)	(8,977)	9,336	7
Net increase (decrease) in net assets resulting from operations	417,578	246,153	103,924	9
Changes from principal transactions:
Premiums	153,055	70,647	30,370	169
Death Benefits	(42,039)	(49,585)	(25,219)	—
Surrenders and withdrawals	(737,024)	(408,106)	(191,115)	(44)
Contract Charges	(28,441)	(16,731)	(8,881)	—
Cost of insurance and administrative charges	(817)	(443)	(234)	—
Transfers between Divisions (including fixed account), net	(24,470)	(10,907)	(4,094)	87
Increase (decrease) in net assets derived from principal transactions	(679,736)	(415,125)	(199,173)	212
Total increase (decrease) in net assets	(262,158)	(168,972)	(95,249)	221
Net assets at December 31, 2017	2,885,363	1,973,767	1,045,513	725

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,947)	(440)	783	6
Total realized gain (loss) on investments and capital gains distributions	319,659	186,852	61,933	2
Net unrealized appreciation (depreciation) of investments	(553,606)	(326,070)	(126,254)	(31)
Net increase (decrease) in net assets resulting from operations	(236,894)	(139,658)	(63,538)	(23)
Changes from principal transactions:
Premiums	8,016	6,407	4,563	93
Death Benefits	(37,586)	(43,507)	(24,078)	—
Surrenders and withdrawals	(217,820)	(167,577)	(90,755)	(28)
Contract Charges	(24,865)	(14,758)	(7,980)	—
Cost of insurance and administrative charges	(593)	(337)	(189)	—
Transfers between Divisions (including fixed account), net	(33,448)	(15,891)	986	(60)
Increase (decrease) in net assets derived from principal transactions	(306,296)	(235,662)	(117,452)	4
Total increase (decrease) in net assets	(543,190)	(375,321)	(180,991)	(18)
Net assets at December 31, 2018	$2,342,173	$1,598,446	$864,522	$707

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class
Net assets at January 1, 2017	$184,145	$616	$81,615	$979

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(830)	13	1,410	14
Total realized gain (loss) on investments and capital gains distributions	(5,584)	8	9,676	91
Net unrealized appreciation (depreciation) of investments	7,625	23	(4,812)	(29)
Net increase (decrease) in net assets resulting from operations	1,211	44	6,274	76
Changes from principal transactions:
Premiums	5,059	38	2,504	41
Death Benefits	(2,309)	—	(841)	(3)
Surrenders and withdrawals	(32,536)	(23)	(16,782)	(204)
Contract Charges	(1,414)	—	(606)	(10)
Cost of insurance and administrative charges	(29)	—	(13)	—
Transfers between Divisions (including fixed account), net	444	(308)	(93)	23
Increase (decrease) in net assets derived from principal transactions	(30,785)	(293)	(15,831)	(153)
Total increase (decrease) in net assets	(29,574)	(249)	(9,557)	(77)
Net assets at December 31, 2017	154,571	367	72,058	902

Increase (decrease) in net assets
Operations:
Net investment income (loss)	560	11	2,278	27
Total realized gain (loss) on investments and capital gains distributions	(3,435)	(1)	4,272	36
Net unrealized appreciation (depreciation) of investments	(2,944)	(38)	(13,445)	(154)
Net increase (decrease) in net assets resulting from operations	(5,819)	(28)	(6,895)	(91)
Changes from principal transactions:
Premiums	728	10	11	—
Death Benefits	(2,278)	—	(1,150)	(8)
Surrenders and withdrawals	(15,455)	(13)	(6,383)	(61)
Contract Charges	(1,271)	—	(494)	(8)
Cost of insurance and administrative charges	(21)	—	(10)	—
Transfers between Divisions (including fixed account), net	17,623	(80)	(516)	—
Increase (decrease) in net assets derived from principal transactions	(674)	(84)	(8,542)	(76)
Total increase (decrease) in net assets	(6,493)	(111)	(15,437)	(168)
Net assets at December 31, 2018	$148,078	$256	$56,621	$734

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® Franklin Income Portfolio - Adviser Class
Net assets at January 1, 2017	$589	$182,844	$14,584	$471

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	547	17	30
Total realized gain (loss) on investments and capital gains distributions	7	28,203	1,772	20
Net unrealized appreciation (depreciation) of investments	11	(23,566)	(1,374)	38
Net increase (decrease) in net assets resulting from operations	28	5,184	415	88
Changes from principal transactions:
Premiums	130	5,630	428	1,004
Death Benefits	—	(4,168)	(99)	—
Surrenders and withdrawals	(22)	(49,469)	(3,542)	(100)
Contract Charges	—	(978)	(124)	—
Cost of insurance and administrative charges	—	(58)	(3)	—
Transfers between Divisions (including fixed account), net	6	(756)	249	649
Increase (decrease) in net assets derived from principal transactions	114	(49,799)	(3,091)	1,553
Total increase (decrease) in net assets	142	(44,615)	(2,676)	1,641
Net assets at December 31, 2017	731	138,229	11,908	2,112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	1,146	73	89
Total realized gain (loss) on investments and capital gains distributions	54	25,425	2,032	32
Net unrealized appreciation (depreciation) of investments	(124)	(38,663)	(3,194)	(251)
Net increase (decrease) in net assets resulting from operations	(57)	(12,092)	(1,089)	(130)
Changes from principal transactions:
Premiums	36	16	—	104
Death Benefits	(5)	(3,526)	(130)	—
Surrenders and withdrawals	(81)	(11,198)	(884)	(118)
Contract Charges	—	(668)	(98)	—
Cost of insurance and administrative charges	—	(39)	(2)	—
Transfers between Divisions (including fixed account), net	(33)	(462)	14	(23)
Increase (decrease) in net assets derived from principal transactions	(82)	(15,877)	(1,100)	(37)
Total increase (decrease) in net assets	(140)	(27,969)	(2,189)	(167)
Net assets at December 31, 2018	$591	$110,260	$9,719	$1,945

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service Class	VY® Franklin Income Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Adviser Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2017	$388,268	$7,703	$348	$394,630

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,538	175	11	939
Total realized gain (loss) on investments and capital gains distributions	12,775	321	53	58,119
Net unrealized appreciation (depreciation) of investments	7,395	47	36	(17,526)
Net increase (decrease) in net assets resulting from operations	29,708	543	100	41,532
Changes from principal transactions:
Premiums	12,694	456	390	9,126
Death Benefits	(6,881)	(209)	—	(10,554)
Surrenders and withdrawals	(83,391)	(2,697)	(27)	(72,010)
Contract Charges	(2,487)	(66)	—	(1,711)
Cost of insurance and administrative charges	(68)	(1)	—	(92)
Transfers between Divisions (including fixed account), net	2,073	(341)	344	(5,272)
Increase (decrease) in net assets derived from principal transactions	(78,060)	(2,858)	707	(80,513)
Total increase (decrease) in net assets	(48,352)	(2,315)	807	(38,981)
Net assets at December 31, 2017	339,916	5,388	1,155	355,649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,237	161	4	(1,159)
Total realized gain (loss) on investments and capital gains distributions	7,052	53	119	45,190
Net unrealized appreciation (depreciation) of investments	(36,954)	(557)	(307)	(90,790)
Net increase (decrease) in net assets resulting from operations	(19,665)	(343)	(184)	(46,759)
Changes from principal transactions:
Premiums	2,027	—	80	2,000
Death Benefits	(8,804)	(33)	—	(11,977)
Surrenders and withdrawals	(31,503)	(437)	(99)	(29,554)
Contract Charges	(2,080)	(47)	—	(1,395)
Cost of insurance and administrative charges	(50)	(1)	—	(72)
Transfers between Divisions (including fixed account), net	(11,886)	121	58	(6,980)
Increase (decrease) in net assets derived from principal transactions	(52,296)	(397)	40	(47,978)
Total increase (decrease) in net assets	(71,961)	(740)	(145)	(94,737)
Net assets at December 31, 2018	$267,955	$4,648	$1,010	$260,912

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
Net assets at January 1, 2017	$37,281	$289	$305,304	$12,192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(5)	(4,486)	(196)
Total realized gain (loss) on investments and capital gains distributions	4,145	14	(7,739)	739
Net unrealized appreciation (depreciation) of investments	(394)	270	129,117	3,787
Net increase (decrease) in net assets resulting from operations	3,756	279	116,892	4,330
Changes from principal transactions:
Premiums	901	859	15,043	597
Death Benefits	(899)	—	(4,506)	(114)
Surrenders and withdrawals	(9,003)	(7)	(85,394)	(4,474)
Contract Charges	(273)	—	(2,802)	(119)
Cost of insurance and administrative charges	(6)	—	(68)	(2)
Transfers between Divisions (including fixed account), net	(120)	449	21,899	(327)
Increase (decrease) in net assets derived from principal transactions	(9,400)	1,301	(55,828)	(4,439)
Total increase (decrease) in net assets	(5,644)	1,580	61,064	(109)
Net assets at December 31, 2017	31,637	1,869	366,368	12,083

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(195)	(10)	(3,670)	(154)
Total realized gain (loss) on investments and capital gains distributions	4,790	112	2,252	44
Net unrealized appreciation (depreciation) of investments	(9,016)	(464)	(59,121)	(2,008)
Net increase (decrease) in net assets resulting from operations	(4,421)	(362)	(60,539)	(2,118)
Changes from principal transactions:
Premiums	—	289	967	—
Death Benefits	(905)	(7)	(4,907)	(423)
Surrenders and withdrawals	(2,074)	(60)	(27,803)	(475)
Contract Charges	(226)	—	(2,422)	(94)
Cost of insurance and administrative charges	(4)	—	(51)	(1)
Transfers between Divisions (including fixed account), net	258	(161)	(13,506)	(39)
Increase (decrease) in net assets derived from principal transactions	(2,951)	61	(47,722)	(1,032)
Total increase (decrease) in net assets	(7,372)	(301)	(108,261)	(3,150)
Net assets at December 31, 2018	$24,265	$1,568	$258,107	$8,933

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
Net assets at January 1, 2017	$429	$271,473	$28,174	$1,011

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(3,306)	(404)	4
Total realized gain (loss) on investments and capital gains distributions	43	33,557	3,901	92
Net unrealized appreciation (depreciation) of investments	60	1,909	(205)	203
Net increase (decrease) in net assets resulting from operations	99	32,160	3,292	299
Changes from principal transactions:
Premiums	465	9,783	732	771
Death Benefits	—	(3,410)	(292)	—
Surrenders and withdrawals	(20)	(67,529)	(7,026)	(40)
Contract Charges	—	(2,007)	(236)	—
Cost of insurance and administrative charges	—	(41)	(5)	—
Transfers between Divisions (including fixed account), net	161	(6,175)	(570)	(160)
Increase (decrease) in net assets derived from principal transactions	606	(69,379)	(7,397)	571
Total increase (decrease) in net assets	705	(37,219)	(4,105)	870
Net assets at December 31, 2017	1,134	234,254	24,069	1,881

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(3,437)	(392)	—
Total realized gain (loss) on investments and capital gains distributions	199	31,153	4,253	301
Net unrealized appreciation (depreciation) of investments	(358)	(57,504)	(6,459)	(356)
Net increase (decrease) in net assets resulting from operations	(170)	(29,788)	(2,598)	(55)
Changes from principal transactions:
Premiums	210	1,232	—	135
Death Benefits	—	(3,465)	(330)	—
Surrenders and withdrawals	(64)	(20,746)	(1,711)	(52)
Contract Charges	—	(1,783)	(198)	—
Cost of insurance and administrative charges	—	(30)	(4)	—
Transfers between Divisions (including fixed account), net	138	27,226	(110)	(3)
Increase (decrease) in net assets derived from principal transactions	283	2,433	(2,354)	80
Total increase (decrease) in net assets	114	(27,354)	(4,951)	25
Net assets at December 31, 2018	$1,248	$206,900	$19,118	$1,906

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net assets at January 1, 2017	$293,868	$43,417	$19,599	$2,644,523

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,741)	(365)	123	(15,784)
Total realized gain (loss) on investments and capital gains distributions	27,543	7,353	1,314	251,080
Net unrealized appreciation (depreciation) of investments	36,296	2,356	1,781	90,166
Net increase (decrease) in net assets resulting from operations	62,098	9,344	3,218	325,462
Changes from principal transactions:
Premiums	9,875	1,460	11,830	62,455
Death Benefits	(4,011)	(967)	(74)	(50,301)
Surrenders and withdrawals	(71,617)	(12,236)	(1,577)	(527,710)
Contract Charges	(2,219)	(365)	—	(18,256)
Cost of insurance and administrative charges	(52)	(8)	(10)	(451)
Transfers between Divisions (including fixed account), net	(12,252)	85	985	42,412
Increase (decrease) in net assets derived from principal transactions	(80,276)	(12,031)	11,154	(491,851)
Total increase (decrease) in net assets	(18,178)	(2,687)	14,372	(166,389)
Net assets at December 31, 2017	275,690	40,730	33,971	2,478,134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,969)	(390)	433	7,849
Total realized gain (loss) on investments and capital gains distributions	40,868	6,946	2,800	304,929
Net unrealized appreciation (depreciation) of investments	(47,159)	(7,851)	(3,477)	(334,043)
Net increase (decrease) in net assets resulting from operations	(8,260)	(1,295)	(244)	(21,265)
Changes from principal transactions:
Premiums	1,165	2	3,273	14,913
Death Benefits	(4,726)	(791)	(115)	(48,076)
Surrenders and withdrawals	(23,665)	(3,114)	(2,999)	(240,212)
Contract Charges	(1,894)	(300)	—	(16,338)
Cost of insurance and administrative charges	(38)	(6)	(1)	(346)
Transfers between Divisions (including fixed account), net	(235)	(753)	1,113	22,643
Increase (decrease) in net assets derived from principal transactions	(29,393)	(4,962)	1,271	(267,416)
Total increase (decrease) in net assets	(37,653)	(6,257)	1,027	(288,681)
Net assets at December 31, 2018	$238,037	$34,473	$34,998	$2,189,453
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class
Net assets at January 1, 2017	$63,009	$370	$564,297	$20,422

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(528)	14	811	(9)
Total realized gain (loss) on investments and capital gains distributions	7,912	43	85,511	3,319
Net unrealized appreciation (depreciation) of investments	147	39	(16,518)	(785)
Net increase (decrease) in net assets resulting from operations	7,531	96	69,804	2,525
Changes from principal transactions:
Premiums	1,510	840	16,324	610
Death Benefits	(692)	—	(12,029)	(454)
Surrenders and withdrawals	(15,027)	(37)	(121,959)	(5,200)
Contract Charges	(504)	—	(3,518)	(165)
Cost of insurance and administrative charges	(10)	—	(114)	(4)
Transfers between Divisions (including fixed account), net	26	(12)	(21,120)	(79)
Increase (decrease) in net assets derived from principal transactions	(14,697)	791	(142,416)	(5,292)
Total increase (decrease) in net assets	(7,166)	887	(72,612)	(2,767)
Net assets at December 31, 2017	55,843	1,257	491,685	17,655

Increase (decrease) in net assets
Operations:
Net investment income (loss)	77	11	1,211	12
Total realized gain (loss) on investments and capital gains distributions	5,373	191	78,341	2,806
Net unrealized appreciation (depreciation) of investments	(6,166)	(330)	(126,918)	(4,595)
Net increase (decrease) in net assets resulting from operations	(716)	(128)	(47,366)	(1,777)
Changes from principal transactions:
Premiums	3	50	2,920	(1)
Death Benefits	(550)	—	(10,402)	(476)
Surrenders and withdrawals	(3,199)	(49)	(44,544)	(962)
Contract Charges	(440)	—	(2,843)	(135)
Cost of insurance and administrative charges	(7)	—	(85)	(3)
Transfers between Divisions (including fixed account), net	254	(28)	(3,965)	(54)
Increase (decrease) in net assets derived from principal transactions	(3,938)	(27)	(58,918)	(1,631)
Total increase (decrease) in net assets	(4,655)	(155)	(106,285)	(3,408)
Net assets at December 31, 2018	$51,188	$1,102	$385,400	$14,247

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class
Net assets at January 1, 2017	$128	$134,555	$177,409	$2,979

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(964)	(280)	(10)
Total realized gain (loss) on investments and capital gains distributions	8	14,924	6,077	(43)
Net unrealized appreciation (depreciation) of investments	33	19,743	20,452	528
Net increase (decrease) in net assets resulting from operations	42	33,703	26,249	475
Changes from principal transactions:
Premiums	279	6,114	5,677	96
Death Benefits	—	(2,529)	(5,686)	(18)
Surrenders and withdrawals	(14)	(35,597)	(36,871)	(730)
Contract Charges	—	(1,145)	(997)	(31)
Cost of insurance and administrative charges	—	(23)	(40)	—
Transfers between Divisions (including fixed account), net	4	15,699	(1,967)	237
Increase (decrease) in net assets derived from principal transactions	269	(17,481)	(39,884)	(446)
Total increase (decrease) in net assets	311	16,222	(13,635)	29
Net assets at December 31, 2017	439	150,777	163,774	3,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(76)	1,214	15
Total realized gain (loss) on investments and capital gains distributions	17	5,614	11,639	55
Net unrealized appreciation (depreciation) of investments	(122)	(28,038)	(36,056)	(500)
Net increase (decrease) in net assets resulting from operations	(102)	(22,500)	(23,203)	(430)
Changes from principal transactions:
Premiums	198	622	951	—
Death Benefits	—	(2,448)	(5,460)	(26)
Surrenders and withdrawals	(34)	(10,963)	(13,897)	(163)
Contract Charges	—	(1,027)	(800)	(24)
Cost of insurance and administrative charges	—	(17)	(29)	—
Transfers between Divisions (including fixed account), net	46	3,676	(54)	(159)
Increase (decrease) in net assets derived from principal transactions	210	(10,157)	(19,288)	(373)
Total increase (decrease) in net assets	108	(32,657)	(42,492)	(802)
Net assets at December 31, 2018	$547	$118,120	$121,282	$2,206

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Service Class
Net assets at January 1, 2017	$201	$3,875	$356	$15,258

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	51	4	146
Total realized gain (loss) on investments and capital gains distributions	2	(67)	12	1,094
Net unrealized appreciation (depreciation) of investments	17	315	37	844
Net increase (decrease) in net assets resulting from operations	23	299	53	2,084
Changes from principal transactions:
Premiums	195	(3)	130	33
Death Benefits	—	(69)	—	(39)
Surrenders and withdrawals	(9)	(466)	(18)	(1,354)
Contract Charges	—	(13)	—	(97)
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions (including fixed account), net	18	137	(3)	(36)
Increase (decrease) in net assets derived from principal transactions	204	(414)	109	(1,494)
Total increase (decrease) in net assets	227	(115)	162	590
Net assets at December 31, 2017	428	3,760	518	15,848

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	94	4	146
Total realized gain (loss) on investments and capital gains distributions	3	(37)	27	1,080
Net unrealized appreciation (depreciation) of investments	(33)	(187)	(68)	(2,171)
Net increase (decrease) in net assets resulting from operations	(17)	(130)	(37)	(945)
Changes from principal transactions:
Premiums	129	(4)	189	4
Death Benefits	—	(35)	—	(257)
Surrenders and withdrawals	—	(593)	(257)	(529)
Contract Charges	—	(15)	—	(93)
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions (including fixed account), net	(1)	629	18	(896)
Increase (decrease) in net assets derived from principal transactions	128	(18)	(50)	(1,772)
Total increase (decrease) in net assets	111	(148)	(87)	(2,717)
Net assets at December 31, 2018	$539	$3,612	$431	$13,131

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Service Class
Net assets at January 1, 2017	$43	$8,012	$25	$908

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	42	—	(1)
Total realized gain (loss) on investments and capital gains distributions	1	406	1	63
Net unrealized appreciation (depreciation) of investments	7	961	5	113
Net increase (decrease) in net assets resulting from operations	9	1,409	6	175
Changes from principal transactions:
Premiums	116	17	42	1
Death Benefits	—	(15)	—	—
Surrenders and withdrawals	(4)	(291)	(4)	(80)
Contract Charges	—	(53)	—	(6)
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	1	(119)	1	(9)
Increase (decrease) in net assets derived from
principal transactions	113	(462)	39	(94)
Total increase (decrease) in net assets	122	947	45	81
Net assets at December 31, 2017	165	8,959	70	989

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	55	—	1
Total realized gain (loss) on investments and capital gains distributions	16	613	3	104
Net unrealized appreciation (depreciation) of investments	(38)	(1,432)	(12)	(205)
Net increase (decrease) in net assets resulting from operations	(20)	(764)	(9)	(100)
Changes from principal transactions:
Premiums	211	1	11	—
Death Benefits	—	—	—	—
Surrenders and withdrawals	(45)	(679)	—	(95)
Contract Charges	—	(54)	—	(6)
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	(81)	(14)	—	6
Increase (decrease) in net assets derived from principal transactions	87	(747)	11	(96)
Total increase (decrease) in net assets	65	(1,511)	2	(195)
Net assets at December 31, 2018	$230	$7,448	$72	$794

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Adviser Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Net assets at January 1, 2017	$1	$662	$16,646	$640,172

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	7	211	(1,992)
Total realized gain (loss) on investments and capital gains distributions	2	13	153	14,118
Net unrealized appreciation (depreciation) of investments	7	27	988	84,871
Net increase (decrease) in net assets resulting from operations	10	47	1,352	96,997
Changes from principal transactions:
Premiums	4	108	22	8,038
Death Benefits	—	(89)	(438)	(11,031)
Surrenders and withdrawals	—	(4)	(1,162)	(77,544)
Contract Charges	—	—	(90)	(5,639)
Cost of insurance and administrative charges	—	—	(1)	(107)
Transfers between Divisions (including fixed account), net	84	(141)	882	(1,861)
Increase (decrease) in net assets derived from principal transactions	88	(126)	(787)	(88,144)
Total increase (decrease) in net assets	98	(79)	565	8,853
Net assets at December 31, 2017	99	583	17,211	649,025

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	8	205	297
Total realized gain (loss) on investments and capital gains distributions	5	18	455	36,680
Net unrealized appreciation (depreciation) of investments	(16)	(48)	(1,292)	(98,372)
Net increase (decrease) in net assets resulting from operations	(11)	(22)	(632)	(61,395)
Changes from principal transactions:
Premiums	5	33	6	2,989
Death Benefits	—	—	(548)	(13,576)
Surrenders and withdrawals	(4)	(38)	(1,406)	(57,591)
Contract Charges	—	—	(87)	(5,351)
Cost of insurance and administrative charges	—	—	(1)	(92)
Transfers between Divisions (including fixed account), net	—	210	(996)	(3,697)
Increase (decrease) in net assets derived from principal transactions	2	205	(3,032)	(77,319)
Total increase (decrease) in net assets	(10)	183	(3,664)	(138,713)
Net assets at December 31, 2018	$89	$766	$13,547	$510,312

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® American Century Small- Mid Cap Value Portfolio - Adviser Class	VY® American Century Small- Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net assets at January 1, 2017	$671	$2,711	$517	$288,979

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	2	(1)	(2,931)
Total realized gain (loss) on investments and capital gains distributions	60	156	86	60,984
Net unrealized appreciation (depreciation) of investments	40	106	78	12,064
Net increase (decrease) in net assets resulting from operations	103	264	163	70,117
Changes from principal transactions:
Premiums	443	295	376	11,925
Death Benefits	—	(23)	—	(3,256)
Surrenders and withdrawals	(59)	(524)	(18)	(76,430)
Contract Charges	—	(15)	—	(2,373)
Cost of insurance and administrative charges	—	—	—	(45)
Transfers between Divisions (including fixed account), net	133	212	(16)	11,814
Increase (decrease) in net assets derived from principal transactions	517	(55)	342	(58,365)
Total increase (decrease) in net assets	620	209	505	11,752
Net assets at December 31, 2017	1,291	2,920	1,022	300,731

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	(8)	(5,211)
Total realized gain (loss) on investments and capital gains distributions	150	235	123	45,644
Net unrealized appreciation (depreciation) of investments	(336)	(637)	(186)	(50,110)
Net increase (decrease) in net assets resulting from operations	(186)	(404)	(71)	(9,677)
Changes from principal transactions:
Premiums	221	—	(15)	2,912
Death Benefits	(6)	—	—	(4,956)
Surrenders and withdrawals	(272)	(238)	(26)	(31,871)
Contract Charges	—	(15)	—	(2,260)
Cost of insurance and administrative charges	—	—	—	(36)
Transfers between Divisions (including fixed account), net	2	6	246	6,435
Increase (decrease) in net assets derived from principal transactions	(55)	(247)	206	(29,775)
Total increase (decrease) in net assets	(241)	(651)	134	(39,453)
Net assets at December 31, 2018	$1,050	$2,269	$1,156	$261,278

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Adviser Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Net assets at January 1, 2017	$1,104	$263,008	$456	$110,405

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(2,014)	(4)	(1,425)
Total realized gain (loss) on investments and capital gains distributions	81	38,468	36	23,027
Net unrealized appreciation (depreciation) of investments	159	10,017	46	(13,426)
Net increase (decrease) in net assets resulting from operations	243	46,471	78	8,176
Changes from principal transactions:
Premiums	194	6,090	473	2,656
Death Benefits	(2)	(3,383)	—	(725)
Surrenders and withdrawals	(26)	(47,861)	(34)	(22,400)
Contract Charges	—	(1,913)	—	(766)
Cost of insurance and administrative charges	—	(31)	—	(15)
Transfers between Divisions (including fixed account), net	28	(6,215)	33	(5,449)
Increase (decrease) in net assets derived from
principal transactions	194	(53,313)	472	(26,699)
Total increase (decrease) in net assets	437	(6,842)	550	(18,523)
Net assets at December 31, 2017	1,541	256,166	1,006	91,882

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2,142)	(9)	(1,293)
Total realized gain (loss) on investments and capital gains distributions	142	36,083	132	17,948
Net unrealized appreciation (depreciation) of investments	(239)	(57,418)	(292)	(32,244)
Net increase (decrease) in net assets resulting from operations	(97)	(23,477)	(169)	(15,589)
Changes from principal transactions:
Premiums	56	907	43	14
Death Benefits	—	(4,975)	—	(1,672)
Surrenders and withdrawals	(33)	(21,736)	(47)	(7,368)
Contract Charges	—	(1,729)	—	(646)
Cost of insurance and administrative charges	—	(25)	—	(11)
Transfers between Divisions (including fixed account), net	(717)	(5,054)	(83)	474
Increase (decrease) in net assets derived from principal transactions	(694)	(32,611)	(88)	(9,209)
Total increase (decrease) in net assets	(791)	(56,089)	(256)	(24,798)
Net assets at December 31, 2018	$750	$200,077	$750	$67,084

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net assets at January 1, 2017	$204,604	$633	$1,227	$605,474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,261)	10	14	(746)
Total realized gain (loss) on investments and capital gains distributions	27,858	30	130	8,908
Net unrealized appreciation (depreciation) of investments	565	41	(41)	38,932
Net increase (decrease) in net assets resulting from operations	27,162	81	103	47,094
Changes from principal transactions:
Premiums	6,201	548	—	7,748
Death Benefits	(3,102)	—	—	(15,246)
Surrenders and withdrawals	(46,611)	(45)	(280)	(100,802)
Contract Charges	(1,461)	—	—	(3,053)
Cost of insurance and administrative charges	(30)	—	—	(141)
Transfers between Divisions (including fixed account), net	(1,585)	109	1	(11,734)
Increase (decrease) in net assets derived from principal transactions	(46,588)	612	(279)	(123,228)
Total increase (decrease) in net assets	(19,426)	693	(176)	(76,134)
Net assets at December 31, 2017	185,178	1,326	1,051	529,340

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(986)	9	11	(350)
Total realized gain (loss) on investments and capital gains distributions	12,788	100	96	26,302
Net unrealized appreciation (depreciation) of investments	(35,541)	(238)	(205)	(77,932)
Net increase (decrease) in net assets resulting from operations	(23,739)	(129)	(98)	(51,980)
Changes from principal transactions:
Premiums	754	78	—	72
Death Benefits	(2,484)	(6)	—	(15,865)
Surrenders and withdrawals	(16,300)	(69)	(120)	(47,555)
Contract Charges	(1,307)	—	—	(2,544)
Cost of insurance and administrative charges	(22)	—	—	(109)
Transfers between Divisions (including fixed account), net	3,059	(84)	1	(5,171)
Increase (decrease) in net assets derived from principal transactions	(16,301)	(80)	(120)	(71,171)
Total increase (decrease) in net assets	(40,039)	(210)	(217)	(123,152)
Net assets at December 31, 2018	$145,139	$1,116	$834	$406,188

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class
Net assets at January 1, 2017	$433,223	$791	$143,736	$507

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,434)	(2)	(1,572)	—
Total realized gain (loss) on investments and capital gains distributions	12,087	109	17,434	16
Net unrealized appreciation (depreciation) of investments	24,011	51	(1,067)	174
Net increase (decrease) in net assets resulting from operations	34,664	158	14,795	190
Changes from principal transactions:
Premiums	7,501	942	3,257	244
Death Benefits	(4,790)	—	(1,578)	—
Surrenders and withdrawals	(68,393)	(37)	(28,010)	(26)
Contract Charges	(3,580)	—	(991)	—
Cost of insurance and administrative charges	(16)	—	(17)	—
Transfers between Divisions (including fixed account), net	10,522	91	(8,005)	160
Increase (decrease) in net assets derived from principal transactions	(58,756)	996	(35,344)	378
Total increase (decrease) in net assets	(24,092)	1,154	(20,549)	568
Net assets at December 31, 2017	409,131	1,945	123,187	1,075

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(725)	1	(762)	5
Total realized gain (loss) on investments and capital gains distributions	24,079	179	9,898	157
Net unrealized appreciation (depreciation) of investments	(64,211)	(456)	(23,884)	(328)
Net increase (decrease) in net assets resulting from operations	(40,857)	(276)	(14,748)	(166)
Changes from principal transactions:
Premiums	2,719	239	7	197
Death Benefits	(6,360)	—	(1,616)	—
Surrenders and withdrawals	(39,609)	(89)	(10,822)	(59)
Contract Charges	(3,255)	—	(804)	—
Cost of insurance and administrative charges	(48)	—	(12)	—
Transfers between Divisions (including fixed account), net	(6,930)	22	(3,095)	(43)
Increase (decrease) in net assets derived from principal transactions	(53,482)	172	(16,342)	96
Total increase (decrease) in net assets	(94,340)	(104)	(31,090)	(71)
Net assets at December 31, 2018	$314,791	$1,841	$92,097	$1,004

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2017	$3,341	$118,932	$—	$7,836

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1,137)	(2)	(51)
Total realized gain (loss) on investments and capital gains distributions	211	8,116	—	1,205
Net unrealized appreciation (depreciation) of investments	855	34,367	44	573
Net increase (decrease) in net assets resulting from operations	1,063	41,346	42	1,727
Changes from principal transactions:
Premiums	1	4,370	616	11
Death Benefits	(17)	(1,558)	—	(43)
Surrenders and withdrawals	(704)	(30,223)	(1)	(744)
Contract Charges	—	(1,060)	—	(50)
Cost of insurance and administrative charges	(1)	(21)	—	—
Transfers between Divisions (including fixed account), net	(15)	39,144	87	(253)
Increase (decrease) in net assets derived from principal transactions	(736)	10,652	702	(1,079)
Total increase (decrease) in net assets	327	51,998	744	648
Net assets at December 31, 2017	3,668	170,930	744	8,484

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(653)	(9)	(85)
Total realized gain (loss) on investments and capital gains distributions	534	21,212	93	1,417
Net unrealized appreciation (depreciation) of investments	(951)	(41,288)	(119)	(1,560)
Net increase (decrease) in net assets resulting from operations	(408)	(20,729)	(35)	(228)
Changes from principal transactions:
Premiums	3	522	22	31
Death Benefits	(57)	(3,612)	—	(45)
Surrenders and withdrawals	(624)	(14,429)	(15)	(1,283)
Contract Charges	—	(1,135)	—	(50)
Cost of insurance and administrative charges	(1)	(18)	—	—
Transfers between Divisions (including fixed account), net	(19)	(11,483)	(20)	(320)
Increase (decrease) in net assets derived from principal transactions	(699)	(30,155)	(12)	(1,666)
Total increase (decrease) in net assets	(1,106)	(50,884)	(48)	(1,895)
Net assets at December 31, 2018	$2,562	$120,046	$696	$6,589

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Service Class
Net assets at January 1, 2017	$1,946	$242,913	$138	$396,763

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(4,499)	—	(95)
Total realized gain (loss) on investments and capital gains distributions	260	25,813	5	23,744
Net unrealized appreciation (depreciation) of investments	365	46,583	35	49,263
Net increase (decrease) in net assets resulting from operations	610	67,897	40	72,912
Changes from principal transactions:
Premiums	522	8,521	517	14,738
Death Benefits	—	(2,561)	—	(6,070)
Surrenders and withdrawals	(96)	(54,656)	(25)	(93,367)
Contract Charges	—	(2,035)	—	(3,029)
Cost of insurance and administrative charges	—	(33)	—	(76)
Transfers between Divisions (including fixed account), net	(67)	18,165	18	(3,632)
Increase (decrease) in net assets derived from principal transactions	359	(32,599)	510	(91,436)
Total increase (decrease) in net assets	969	35,298	550	(18,524)
Net assets at December 31, 2017	2,915	278,211	688	378,239

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(4,889)	4	180
Total realized gain (loss) on investments and capital gains distributions	607	47,023	11	11,592
Net unrealized appreciation (depreciation) of investments	(664)	(50,458)	(128)	(70,152)
Net increase (decrease) in net assets resulting from operations	(82)	(8,324)	(113)	(58,380)
Changes from principal transactions:
Premiums	315	2,649	49	1,000
Death Benefits	(3)	(3,173)	—	(6,181)
Surrenders and withdrawals	(105)	(28,904)	(40)	(26,568)
Contract Charges	—	(2,244)	—	(2,484)
Cost of insurance and administrative charges	—	(30)	—	(53)
Transfers between Divisions (including fixed account), net	(40)	18,171	20	4,106
Increase (decrease) in net assets derived from principal transactions	167	(13,530)	29	(30,180)
Total increase (decrease) in net assets	85	(21,855)	(84)	(88,560)
Net assets at December 31, 2018	$3,000	$256,356	$604	$289,679
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A
Net assets at January 1, 2017	$2,204	$754	$1,126	$981,920

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	4	7	(4,673)
Total realized gain (loss) on investments and capital gains distributions	53	20	23	167,412
Net unrealized appreciation (depreciation) of investments	107	103	116	(4,773)
Net increase (decrease) in net assets resulting from operations	188	127	146	157,966
Changes from principal transactions:
Premiums	9	4	—	26,909
Death Benefits	—	—	—	(18,774)
Surrenders and withdrawals	(196)	(117)	(57)	(204,386)
Contract Charges	(8)	(7)	(4)	(6,871)
Cost of insurance and administrative charges	—	—	—	(166)
Transfers between Divisions (including fixed account), net	(23)	104	39	(15,137)
Increase (decrease) in net assets derived from principal transactions	(218)	(16)	(22)	(218,425)
Total increase (decrease) in net assets	(30)	111	124	(60,459)
Net assets at December 31, 2017	2,174	865	1,250	921,461

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	6	16	(3,756)
Total realized gain (loss) on investments and capital gains distributions	129	93	200	111,302
Net unrealized appreciation (depreciation) of investments	(256)	(164)	(283)	(158,244)
Net increase (decrease) in net assets resulting from operations	(101)	(65)	(67)	(50,698)
Changes from principal transactions:
Premiums	—	1	—	3,472
Death Benefits	(199)	—	—	(19,441)
Surrenders and withdrawals	(382)	(39)	(521)	(82,187)
Contract Charges	(6)	(7)	(6)	(5,872)
Cost of insurance and administrative charges	—	—	—	(120)
Transfers between Divisions (including fixed account), net	274	(117)	151	(15,569)
Increase (decrease) in net assets derived from principal transactions	(313)	(162)	(375)	(119,717)
Total increase (decrease) in net assets	(414)	(227)	(443)	(170,415)
Net assets at December 31, 2018	$1,760	$638	$807	$751,046

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A
Net assets at January 1, 2017	$706	$537,774	$20,087	$4,267

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(1,722)	262	60
Total realized gain (loss) on investments and capital gains distributions	92	96,149	(31)	(259)
Net unrealized appreciation (depreciation) of investments	17	(7,198)	4,055	1,011
Net increase (decrease) in net assets resulting from operations	112	87,229	4,286	812
Changes from principal transactions:
Premiums	—	12,996	1,453	1,957
Death Benefits	(19)	(12,920)	(220)	(85)
Surrenders and withdrawals	(90)	(114,890)	(6,104)	(3,004)
Contract Charges	—	(3,063)	(197)	(92)
Cost of insurance and administrative charges	—	(143)	(3)	(2)
Transfers between Divisions (including fixed account), net	(56)	(10,744)	3,233	1,009
Increase (decrease) in net assets derived from principal transactions	(165)	(128,764)	(1,838)	(217)
Total increase (decrease) in net assets	(53)	(41,535)	2,448	595
Net assets at December 31, 2017	653	496,239	22,535	4,862

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1,194)	134	161
Total realized gain (loss) on investments and capital gains distributions	65	61,165	310	(123)
Net unrealized appreciation (depreciation) of investments	(100)	(86,964)	(3,964)	(818)
Net increase (decrease) in net assets resulting from operations	(33)	(26,993)	(3,520)	(780)
Changes from principal transactions:
Premiums	—	31	158	2,361
Death Benefits	(60)	(12,516)	(163)	(88)
Surrenders and withdrawals	(9)	(38,183)	(1,301)	(687)
Contract Charges	—	(2,524)	(153)	(72)
Cost of insurance and administrative charges	—	(108)	(2)	(1)
Transfers between Divisions (including fixed account), net	(1)	(8,451)	(2,024)	(1,597)
Increase (decrease) in net assets derived from principal transactions	(69)	(61,752)	(3,484)	(84)
Total increase (decrease) in net assets	(103)	(88,744)	(7,005)	(864)
Net assets at December 31, 2018	$550	$407,495	$15,530	$3,998

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Global Equity Portfolio - Class A	Voya Global Equity Portfolio - Class S	Voya Global Equity Portfolio - Class T	Voya Hang Seng Index Portfolio - Class S
Net assets at January 1, 2017	$15	$441,417	$38,502	$24,432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1,730	(35)	(281)
Total realized gain (loss) on investments and capital gains distributions	1	7,048	1,371	426
Net unrealized appreciation (depreciation) of investments	4	77,044	6,153	8,448
Net increase (decrease) in net assets resulting from operations	6	85,822	7,489	8,593
Changes from principal transactions:
Premiums	13	10,180	1,706	1,508
Death Benefits	—	(6,488)	(420)	(161)
Surrenders and withdrawals	—	(81,381)	(9,792)	(8,317)
Contract Charges	—	(3,852)	(359)	(247)
Cost of insurance and administrative charges	—	(93)	(2)	(5)
Transfers between Divisions (including fixed account), net	(7)	(12,974)	(1,156)	3,774
Increase (decrease) in net assets derived from principal transactions	6	(94,608)	(10,023)	(3,448)
Total increase (decrease) in net assets	12	(8,786)	(2,534)	5,145
Net assets at December 31, 2017	27	432,631	35,968	29,577

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	10,785	552	787
Total realized gain (loss) on investments and capital gains distributions	1	7,958	687	3,607
Net unrealized appreciation (depreciation) of investments	(4)	(59,484)	(4,858)	(7,871)
Net increase (decrease) in net assets resulting from operations	(2)	(40,741)	(3,619)	(3,477)
Changes from principal transactions:
Premiums	—	34	77	161
Death Benefits	—	(6,904)	(308)	(340)
Surrenders and withdrawals	(6)	(35,377)	(2,713)	(2,749)
Contract Charges	—	(3,479)	(301)	(233)
Cost of insurance and administrative charges	—	(72)	(5)	(4)
Transfers between Divisions (including fixed account), net	—	(7,465)	(375)	(1,044)
Increase (decrease) in net assets derived from principal transactions	(6)	(53,263)	(3,624)	(4,209)
Total increase (decrease) in net assets	(8)	(94,004)	(7,244)	(7,686)
Net assets at December 31, 2018	$19	$338,627	$28,724	$21,891

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A
Net assets at January 1, 2017	$98,706	$94,919	$76,756	$657,808

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(167)	(486)	(698)	1,671
Total realized gain (loss) on investments and capital gains distributions	12,652	13,846	16,062	1,508
Net unrealized appreciation (depreciation) of investments	7,354	(4,062)	(10,545)	131,897
Net increase (decrease) in net assets resulting from operations	19,839	9,298	4,819	135,076
Changes from principal transactions:
Premiums	2,329	2,683	2,391	21,553
Death Benefits	(2,069)	(1,258)	(1,048)	(10,387)
Surrenders and withdrawals	(21,841)	(21,728)	(18,916)	(144,875)
Contract Charges	(449)	(524)	(421)	(5,048)
Cost of insurance and administrative charges	(23)	(16)	(13)	(113)
Transfers between Divisions (including fixed account), net	(2,128)	(3,784)	(3,549)	2,769
Increase (decrease) in net assets derived from principal transactions	(24,181)	(24,627)	(21,556)	(136,101)
Total increase (decrease) in net assets	(4,342)	(15,329)	(16,737)	(1,025)
Net assets at December 31, 2017	94,364	79,590	60,019	656,783

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(566)	(667)	(639)	3,526
Total realized gain (loss) on investments and capital gains distributions	15,228	12,060	11,328	4,344
Net unrealized appreciation (depreciation) of investments	(27,828)	(22,639)	(18,034)	(100,554)
Net increase (decrease) in net assets resulting from operations	(13,166)	(11,246)	(7,345)	(92,684)
Changes from principal transactions:
Premiums	39	16	7	2,516
Death Benefits	(3,639)	(2,644)	(1,010)	(12,431)
Surrenders and withdrawals	(10,254)	(5,787)	(4,940)	(52,503)
Contract Charges	(453)	(410)	(331)	(4,248)
Cost of insurance and administrative charges	(20)	(11)	(9)	(80)
Transfers between Divisions (including fixed account), net	47,826	201	173	(1,801)
Increase (decrease) in net assets derived from principal transactions	33,499	(8,634)	(6,110)	(68,547)
Total increase (decrease) in net assets	20,333	(19,881)	(13,455)	(161,231)
Net assets at December 31, 2018	$114,697	$59,709	$46,564	$495,552

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class A
Net assets at January 1, 2017	$29,139	$10,133	$224,178	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	143	(38)	(2,017)	(2)
Total realized gain (loss) on investments and capital gains distributions	860	476	21,917	3
Net unrealized appreciation (depreciation) of investments	4,805	1,702	42,631	43
Net increase (decrease) in net assets resulting from operations	5,808	2,140	62,531	44
Changes from principal transactions:
Premiums	664	(1,352)	10,116	1,155
Death Benefits	(278)	(38)	(2,994)	—
Surrenders and withdrawals	(5,900)	(810)	(63,499)	(1)
Contract Charges	(213)	(40)	(1,807)	—
Cost of insurance and administrative charges	(4)	(1)	(47)	—
Transfers between Divisions (including fixed account), net	(2,250)	569	19,698	151
Increase (decrease) in net assets derived from principal transactions	(7,981)	(1,672)	(38,533)	1,305
Total increase (decrease) in net assets	(2,173)	468	23,998	1,349
Net assets at December 31, 2017	26,966	10,601	248,176	1,349

Increase (decrease) in net assets
Operations:
Net investment income (loss)	206	15	(2,310)	1
Total realized gain (loss) on investments and capital gains distributions	696	1,120	26,402	12
Net unrealized appreciation (depreciation) of investments	(4,529)	(2,509)	(29,295)	(141)
Net increase (decrease) in net assets resulting from operations	(3,627)	(1,374)	(5,203)	(128)
Changes from principal transactions:
Premiums	4	(2,296)	1,211	215
Death Benefits	(459)	(58)	(5,489)	—
Surrenders and withdrawals	(2,183)	(707)	(22,821)	(16)
Contract Charges	(170)	(43)	(1,663)	—
Cost of insurance and administrative charges	(3)	(1)	(38)	—
Transfers between Divisions (including fixed account), net	(893)	686	4,295	613
Increase (decrease) in net assets derived from principal transactions	(3,704)	(2,420)	(24,504)	812
Total increase (decrease) in net assets	(7,331)	(3,793)	(29,708)	684
Net assets at December 31, 2018	$19,635	$6,808	$218,468	$2,033

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2017	$401,932	$74	$267,245	$250,790

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,277)	1	409	(2,581)
Total realized gain (loss) on investments and capital gains distributions	45,594	1	8,489	34,405
Net unrealized appreciation (depreciation) of investments	29,947	7	18,223	17,324
Net increase (decrease) in net assets resulting from operations	74,264	9	27,121	49,148
Changes from principal transactions:
Premiums	12,002	—	9,401	6,594
Death Benefits	(10,745)	—	(4,517)	(6,482)
Surrenders and withdrawals	(85,980)	(4)	(58,830)	(48,379)
Contract Charges	(2,277)	—	(1,764)	(1,379)
Cost of insurance and administrative charges	(93)	—	(43)	(59)
Transfers between Divisions (including fixed account), net	8,349	(1)	1,688	(6,807)
Increase (decrease) in net assets derived from principal transactions	(78,744)	(5)	(54,065)	(56,512)
Total increase (decrease) in net assets	(4,480)	4	(26,944)	(7,364)
Net assets at December 31, 2017	397,452	78	240,301	243,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,526)	1	817	(3,394)
Total realized gain (loss) on investments and capital gains distributions	26,814	7	12,735	46,066
Net unrealized appreciation (depreciation) of investments	(44,637)	(12)	(31,541)	(57,680)
Net increase (decrease) in net assets resulting from operations	(19,349)	(4)	(17,989)	(15,008)
Changes from principal transactions:
Premiums	2,435	—	952	1,082
Death Benefits	(10,347)	(28)	(4,369)	(4,994)
Surrenders and withdrawals	(35,540)	(7)	(20,439)	(23,585)
Contract Charges	(2,139)	—	(1,422)	(1,369)
Cost of insurance and administrative charges	(77)	—	(30)	(49)
Transfers between Divisions (including fixed account), net	16,601	1	(3,875)	9,350
Increase (decrease) in net assets derived from principal transactions	(29,067)	(34)	(29,183)	(19,565)
Total increase (decrease) in net assets	(48,416)	(38)	(47,172)	(34,573)
Net assets at December 31, 2018	$349,036	$40	$193,129	$208,853

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class A	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class A	Voya Russell™ Small Cap Index Portfolio - Class S
Net assets at January 1, 2017	$1,697	$229,870	$1,139	$204,976

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(1,063)	(1)	(1,706)
Total realized gain (loss) on investments and capital gains distributions	142	13,320	99	10,133
Net unrealized appreciation (depreciation) of investments	225	18,240	101	12,108
Net increase (decrease) in net assets resulting from operations	373	30,497	199	20,535
Changes from principal transactions:
Premiums	1,443	7,831	1,040	6,909
Death Benefits	—	(2,514)	—	(2,321)
Surrenders and withdrawals	(40)	(49,371)	(31)	(44,989)
Contract Charges	—	(1,659)	—	(1,461)
Cost of insurance and administrative charges	—	(28)	—	(28)
Transfers between Divisions (including fixed account), net	138	(17,409)	93	(7,437)
Increase (decrease) in net assets derived from principal transactions	1,541	(63,150)	1,102	(49,327)
Total increase (decrease) in net assets	1,914	(32,653)	1,301	(28,792)
Net assets at December 31, 2017	3,611	197,217	2,440	176,184

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(1,198)	(4)	(1,627)
Total realized gain (loss) on investments and capital gains distributions	419	18,435	157	10,046
Net unrealized appreciation (depreciation) of investments	(793)	(36,939)	(487)	(29,454)
Net increase (decrease) in net assets resulting from operations	(369)	(19,702)	(334)	(21,035)
Changes from principal transactions:
Premiums	281	610	185	715
Death Benefits	(15)	(3,533)	—	(2,577)
Surrenders and withdrawals	(98)	(16,943)	(43)	(18,384)
Contract Charges	—	(1,437)	—	(1,303)
Cost of insurance and administrative charges	—	(19)	—	(20)
Transfers between Divisions (including fixed account), net	(282)	2,099	62	9,999
Increase (decrease) in net assets derived from principal transactions	(114)	(19,222)	205	(11,570)
Total increase (decrease) in net assets	(483)	(38,925)	(130)	(32,605)
Net assets at December 31, 2018	$3,128	$158,292	$2,310	$143,579

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Small Company Portfolio - Class A	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class A
Net assets at January 1, 2017	$—	$109,739	$221,944	$804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,623)	677	(7)
Total realized gain (loss) on investments and capital gains distributions	—	10,777	31	71
Net unrealized appreciation (depreciation) of investments	21	(639)	1,603	157
Net increase (decrease) in net assets resulting from operations	20	8,515	2,311	221
Changes from principal transactions:
Premiums	405	4,090	8,894	286
Death Benefits	—	(938)	(4,587)	(20)
Surrenders and withdrawals	—	(25,384)	(53,944)	(82)
Contract Charges	—	(800)	(1,722)	—
Cost of insurance and administrative charges	—	(15)	(35)	—
Transfers between Divisions (including fixed account), net	5	(3,141)	3,290	72
Increase (decrease) in net assets derived from principal transactions	410	(26,188)	(48,104)	256
Total increase (decrease) in net assets	430	(17,673)	(45,793)	477
Net assets at December 31, 2017	430	92,066	176,151	1,281

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(1,241)	635	(10)
Total realized gain (loss) on investments and capital gains distributions	67	11,183	(1,546)	172
Net unrealized appreciation (depreciation) of investments	(135)	(23,784)	(3,177)	(264)
Net increase (decrease) in net assets resulting from operations	(73)	(13,842)	(4,088)	(102)
Changes from principal transactions:
Premiums	(6)	302	339	177
Death Benefits	—	(741)	(2,124)	(46)
Surrenders and withdrawals	(11)	(8,988)	(21,237)	(61)
Contract Charges	—	(633)	(1,425)	—
Cost of insurance and administrative charges	—	(10)	(24)	—
Transfers between Divisions (including fixed account), net	16	(3,045)	10,910	(93)
Increase (decrease) in net assets derived from principal transactions	(2)	(13,116)	(13,561)	(23)
Total increase (decrease) in net assets	(74)	(26,957)	(17,649)	(125)
Net assets at December 31, 2018	$356	$65,109	$158,502	$1,156
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class A	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo VT Omega Growth Fund - Class 2
Net assets at January 1, 2017	$387,227	$1,138	$44,558	$771

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,697)	(9)	(731)	(17)
Total realized gain (loss) on investments and capital gains distributions	12,327	85	6,907	92
Net unrealized appreciation (depreciation) of investments	116,884	144	453	157
Net increase (decrease) in net assets resulting from operations	118,514	220	6,629	232
Changes from principal transactions:
Premiums	18,217	436	1,005	61
Death Benefits	(14,284)	(22)	(1,082)	—
Surrenders and withdrawals	(148,793)	(140)	(11,027)	(326)
Contract Charges	(3,670)	—	(279)	(6)
Cost of insurance and administrative charges	(164)	—	(12)	—
Transfers between Divisions (including fixed account), net	491,493	89	(959)	—
Increase (decrease) in net assets derived from principal transactions	342,799	363	(12,354)	(271)
Total increase (decrease) in net assets	461,313	583	(5,725)	(39)
Net assets at December 31, 2017	848,540	1,721	38,833	732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,205)	(14)	(612)	(13)
Total realized gain (loss) on investments and capital gains distributions	83,929	393	7,885	85
Net unrealized appreciation (depreciation) of investments	(137,527)	(646)	(12,971)	(73)
Net increase (decrease) in net assets resulting from operations	(67,803)	(267)	(5,698)	(1)
Changes from principal transactions:
Premiums	3,835	410	6	—
Death Benefits	(17,362)	(55)	(1,054)	(123)
Surrenders and withdrawals	(73,270)	(289)	(3,623)	(26)
Contract Charges	(4,498)	—	(218)	(5)
Cost of insurance and administrative charges	(186)	—	(9)	—
Transfers between Divisions (including fixed account), net	(7,522)	(88)	(465)	(5)
Increase (decrease) in net assets derived from principal transactions	(99,003)	(23)	(5,363)	(160)
Total increase (decrease) in net assets	(166,806)	(289)	(11,061)	(160)
Net assets at December 31, 2018	$681,734	$1,432	$27,772	$572

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Wells Fargo VT Index Asset Allocation Fund - Class 2	Wells Fargo VT Small Cap Growth Fund - Class 2
Net assets at January 1, 2017	$1,152	$202

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(4)
Total realized gain (loss) on investments and capital gains distributions	99	10
Net unrealized appreciation (depreciation) of investments	29	41
Net increase (decrease) in net assets resulting from operations	116	47
Changes from principal transactions:
Premiums	19	—
Death Benefits	—	—
Surrenders and withdrawals	(143)	(3)
Contract Charges	(8)	(1)
Cost of insurance and administrative charges	—	—
Transfers between Divisions (including fixed account), net	(4)	(2)
Increase (decrease) in net assets derived from principal transactions	(136)	(6)
Total increase (decrease) in net assets	(20)	41
Net assets at December 31, 2017	1,132	243

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(5)
Total realized gain (loss) on investments and capital gains distributions	88	37
Net unrealized appreciation (depreciation) of investments	(129)	(31)
Net increase (decrease) in net assets resulting from operations	(50)	1
Changes from principal transactions:
Premiums	—	—
Death Benefits	—	—
Surrenders and withdrawals	(32)	(18)
Contract Charges	(8)	(1)
Cost of insurance and administrative charges	—	—
Transfers between Divisions (including fixed account), net	(3)	(1)
Increase (decrease) in net assets derived from principal transactions	(43)	(19)
Total increase (decrease) in net assets	(93)	(19)
Net assets at December 31, 2018	$1,039	$224

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1.	Organization

Voya Insurance and Annuity Company Separate Account B (the “Account”) was established by Voya Insurance and Annuity Company (“VIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Venerable Holdings, Inc. (“Venerable Holdings ”), a holding company domiciled in the State of Delaware.

On December 20, 2017, Voya Financial entered into a Master Transaction Agreement (“MTA”) with VA Capital Company LLC, a Delaware limited liability company  (“VA Capital”) and Athene Holding Ltd., a Bermuda limited company (“Athene”), pursuant to which of  VA  Capital’s wholly-owned subsidiary, Venerable Holdings, will acquire certain assets of Voya Financial Inc.’s, including all of the shares of capital stock of the Company, and VIAC Services Company (“VSC”) and all of the membership interest of Directed Services, LLC (“DSL”) (the “Acquisition”). On June 1, 2018, Venerable Holdings completed the Acquisition.

The Account includes the Potential Plus Indexed Variable Annuity Contract, the Voya Architect® Variable Annuity Contract, the Voya Customized Solutions Focus Contract, the Voya GoldenSelect® Contracts, the Voya Retirement Solutions Rollover Choice Contract, the Voya  Simplicity Contract, the Voya SmartDesign Contracts, and the Wells Fargo Voya Contracts, which all ceased  being available to new contract owners, as well as the Voya Preferred Advantage Variable Annuity Contracts  (collectively, the “Contracts”). The ceased contracts were, however, still available to existing contract owners. Voya GoldenSelect Contracts included Access, DVA Plus®, Premium Plus®, ESII® and Landmark®. Voya SmartDesign Contracts include Advantage, Signature Variable Annuity and Variable Annuity.

The Account also includes the following discontinued offerings:

Voya GoldenSelect® Contracts:	Voya GoldenSelect® Contracts (continued):
Acess One® (September 2003)	Opportunities® and Legends® (March 2007)
Access® (March 2010)	Premium Plus® (May 2010)
DVA® and DVA Series 100® (May 2000)	Premium Plus® featuring the Galaxy VIP Fund (May 2002)
DVA 80® (May 1991)	Value (June 2003)
DVA Plus® (January 2004)	ING Simplicity Contracts (August 2007)
ESII® (March 2010)	Voya SmartDesign Contracts:
Fund for Life (May 1994)	Variable Annuity, Advantage and Signature (April 2008)
Generations® (October 2008)	Wells Fargo ING contracts:
Granite PrimElite® (May 2001)	Opportunities and Landmark (June 2006)
Landmark® (March 2010)	ING Customized Solutions Focus Contracts (September 2004)

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the VIAC guaranteed interest division, the VIAC fixed interest division and the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VIAC.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

At December 31, 2018, the Account had 200 investment divisions (the “Divisions”), 78 of which invest in independently managed mutual funds and 124 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with assets balances at December 31, 2018 and related Trusts are as follows:

AIM Variable Insurance Funds:	Fidelity® Variable Insurance Products II:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
American Funds Insurance Series®:	Fidelity® Variable Insurance Products V:
Blue Chip Income & Growth Fund - Class 4	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
Bond Fund - Class 4	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2
Capital Income Builder Fund - Class 4	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2
Global Growth Fund - Class 4	Franklin Templeton Variable Insurance Products Trust:
Growth Fund - Class 4	Franklin Small Cap Value VIP Fund - Class 2
International Fund - Class 4	Franklin Strategic Income VIP Fund - Class 2
New World Fund - Class 4	Templeton Global Bond VIP Fund - Class 2
BlackRock Variable Series Funds, Inc.:	Ivy Equity Funds:
BlackRock Equity Dividend V.I. Fund - Class III	Ivy VIP Securian Real Estate Securities - Class II
BlackRock Global Allocation V.I. Fund - Class III	Ivy Funds Variable Insurance Portfolios:
BlackRock High Yield V.I. Fund - Class III	Ivy VIP Asset Strategy
BlackRock iShares Dynamic Allocation V.I. Fund - Class III	Ivy VIP Balanced
Columbia Funds Series Trust II:	Ivy VIP Energy
Columbia VP Seligman Global Technology Fund - Class 2	Ivy VIP High Income
Columbia Funds Variable Insurance Trust:	Ivy VIP International Core Equity
Columbia Asset Allocation Fund, Variable Series - Class 1	Ivy VIP Mid Cap Growth
Columbia Small Cap Value Fund, Variable Series - Class 2	Ivy VIP Science and Technology
Columbia Small Company Growth Fund, Variable Series - Class 1	Ivy VIP Small Cap Core - Class II
Columbia Funds Variable Series Trust II:	Ivy VIP Small Cap Growth
Columbia VP Large Cap Growth Fund - Class 1	Janus Aspen Series:
Deutsche DWS Variable Series I:	Janus Henderson Balanced Portfolio - Service Shares
DWS Core Equity VIP - Class B	Janus Henderson Enterprise Portfolio - Institutional Shares
Deutsche DWS Variable Series II:	Janus Henderson Flexible Bond Portfolio - Service Shares
DWS Alternative Asset Allocation VIP - Class B	Legg Mason Partners Equity Trust:
DWS High Income VIP - Class B	ClearBridge Variable Aggressive Growth Portfolio II
Eaton Vance Variable Trust:	Legg Mason Partners Variable Equity Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class	ClearBridge Variable Mid Cap Portfolio - Class II
Federated Insurance Series:	Legg Mason Partners Variable Income Trust:
Federated High Income Bond Fund II - Service Shares	Western Asset Core Plus VIT Portfolio - Class I
Federated Kaufmann Fund II - Service Shares	MFS® Series Trust VIII:
Fidelity® Variable Insurance Products:	MFS VIT II Strategic Income Portfolio - Service Class
Fidelity® VIP Strategic Income Portfolio - Service Class 2

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

MFS® Variable Insurance Trust:	Voya Investors Trust (continued):
MFS VIT Research Series Portfolio - Service Class	Voya Large Cap Growth Portfolio - Institutional Class
MFS® Variable Insurance Trust II:	Voya Large Cap Growth Portfolio - Service Class
MFS VIT International Value Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class
MFS VIT Value Series - Service Class	Voya Large Cap Value Portfolio - Adviser Class
MFS® Variable Insurance Trust III:	Voya Large Cap Value Portfolio - Service Class
MFS VIT III Global Real Estate Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class
Oppenheimer Integrity Funds:	Voya Retirement Conservative Portfolio - Adviser Class
Oppenheimer Total Return Bond Fund/VA - Service Shares	Voya Retirement Growth Portfolio - Adviser Class
Oppenheimer Main Street Fund®:	Voya Retirement Moderate Growth Portfolio - Adviser Class
Oppenheimer Main Street Fund®/VA	Voya Retirement Moderate Portfolio - Adviser Class
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Oppenheimer Variable Account Funds:	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Oppenheimer Discovery Mid Cap Growth Fund/VA	VY® Clarion Global Real Estate Portfolio - Adviser Class
Oppenheimer International Growth Fund/VA - Service Shares	VY® Clarion Global Real Estate Portfolio - Service Class
PIMCO Variable Insurance Trust:	VY® Clarion Global Real Estate Portfolio - Service 2 Class
PIMCO All Asset Portfolio - Administrative Class	VY® Clarion Real Estate Portfolio - Adviser Class
PIMCO Low Duration Portfolio - Administrative Class	VY® Clarion Real Estate Portfolio - Service Class
PIMCO Real Return Portfolio - Administrative Class	VY® Clarion Real Estate Portfolio - Service 2 Class
PIMCO Short-Term Portfolio - Administrative Class	VY® Franklin Income Portfolio - Adviser Class
PIMCO Total Return Portfolio - Administrative Class	VY® Franklin Income Portfolio - Service Class
ProFunds:	VY® Franklin Income Portfolio - Service 2 Class
ProFund VP Bull	VY® Invesco Growth and Income Portfolio - Adviser Class
ProFund VP Europe 30	VY® Invesco Growth and Income Portfolio - Service Class
ProFund VP Rising Rates Opportunity	VY® Invesco Growth and Income Portfolio - Service 2 Class
Putnam Variable Trust:	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
Putnam VT Income Fund - Class 1B	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Putnam VT International Equity Fund - Class 1B	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
Putnam VT International Value Fund - Class 1B	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Putnam VT Mortgage Securities Fund - Class 1B	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Putnam VT Multi-Cap Core Fund - Class IB Shares	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
Putnam VT Small Cap Value Fund - Class 1B	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
T. Rowe Price Equity Series, Inc.:	VY® Morgan Stanley Global Franchise Portfolio - Service Class
T. Rowe Price Blue Chip Growth Portfolio - II	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
T. Rowe Price Health Sciences Portfolio - II	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Variable Insurance Trust:	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
MFS VIT Utilities Series Portfolio - Service Class
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class A
Voya Government Liquid Assets Portfolio - Service Class
Voya Government Liquid Assets Portfolio - Service 2 Class
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Voya Investors Trust (continued):	Voya Partners, Inc. (continued):
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	Voya Strategic Allocation Portfolios, Inc.:
VY® T. Rowe Price International Stock Portfolio - Adviser Class	Voya Strategic Allocation Conservative Portfolio - Class S
VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Strategic Allocation Growth Portfolio - Class S
VY® Templeton Global Growth Portfolio - Service Class	Voya Strategic Allocation Moderate Portfolio - Class S
VY® Templeton Global Growth Portfolio - Service 2 Class	Voya Variable Funds:
Voya Partners, Inc.:	Voya Growth and Income Portfolio - Class A
Voya Global Bond Portfolio - Adviser Class	Voya Growth and Income Portfolio - Class I
Voya Global Bond Portfolio - Service Class	Voya Growth and Income Portfolio - Class S
Voya Solution 2025 Portfolio - Adviser Class	Voya Variable Portfolios, Inc.:
Voya Solution 2025 Portfolio - Service Class	Voya Euro STOXX 50® Index Portfolio - Class A
Voya Solution 2035 Portfolio - Adviser Class	Voya FTSE 100® Index Portfolio - Class A
Voya Solution 2035 Portfolio - Service Class	Voya Global Equity Portfolio - Class A
Voya Solution 2045 Portfolio - Adviser Class	Voya Global Equity Portfolio - Class S
Voya Solution 2045 Portfolio - Service Class	Voya Global Equity Portfolio - Class T
Voya Solution 2055 Portfolio - Adviser Class	Voya Hang Seng Index Portfolio - Class S
Voya Solution Income Portfolio - Adviser Class	Voya Index Plus LargeCap Portfolio - Class S
Voya Solution Income Portfolio - Service Class	Voya Index Plus MidCap Portfolio - Class S
Voya Solution Moderately Aggressive Portfolio - Service Class	Voya Index Plus SmallCap Portfolio - Class S
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	Voya International Index Portfolio - Class A
VY® American Century Small-Mid Cap Value Portfolio - Service Class	Voya International Index Portfolio - Class S
VY® Baron Growth Portfolio - Adviser Class	Voya Japan TOPIX® Index Portfolio - Class A
VY® Baron Growth Portfolio - Service Class	Voya Russell™ Large Cap Growth Index Portfolio - Class S
VY® Columbia Contrarian Core Portfolio - Adviser Class	Voya Russell™ Large Cap Index Portfolio - Class A
VY® Columbia Contrarian Core Portfolio - Service Class	Voya Russell™ Large Cap Index Portfolio - Class S
VY® Columbia Small Cap Value II Portfolio - Adviser Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
VY® Columbia Small Cap Value II Portfolio - Service Class	Voya Russell™ Large Cap Value Index Portfolio - Class S
VY® Invesco Comstock Portfolio - Service Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
VY® Invesco Equity and Income Portfolio - Adviser Class	Voya Russell™ Mid Cap Index Portfolio - Class A
VY® Invesco Equity and Income Portfolio - Initial Class	Voya Russell™ Mid Cap Index Portfolio - Class S
VY® Invesco Equity and Income Portfolio - Service Class	Voya Russell™ Small Cap Index Portfolio - Class A
VY® Invesco Equity and Income Portfolio - Service 2 Class	Voya Russell™ Small Cap Index Portfolio - Class S
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	Voya Small Company Portfolio - Class A
VY® JPMorgan Mid Cap Value Portfolio - Service Class	Voya Small Company Portfolio - Class S
VY® Oppenheimer Global Portfolio - Adviser Class	Voya U.S. Bond Index Portfolio - Class S
VY® Oppenheimer Global Portfolio - Initial Class	Voya Variable Products Trust:
VY® Oppenheimer Global Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class A
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	Voya MidCap Opportunities Portfolio - Class S
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	Voya SmallCap Opportunities Portfolio - Class A
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	Voya SmallCap Opportunities Portfolio - Class S
Wells Fargo Funds Trust:
Wells Fargo VT Omega Growth Fund - Class 2
Wells Fargo Variable Trust:
Wells Fargo VT Index Asset Allocation Fund - Class 2
Wells Fargo Variable Trust (continued):
Wells Fargo VT Small Cap Growth Fund - Class 2

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The names of certain Divisions were changed during 2018. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Deutsche DWS Variable Series I:	Deutsche DWS Variable Series I:
DWS Core Equity VIP - Class B	Deutsche Core Equity VIP - Class B
Deutsche DWS Variable Series II:	Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP - Class B	Deutsche Alternative Asset Allocation VIP - Class B
DWS High Income VIP - Class B	Deutsche High Income VIP - Class b
Ivy Equity Funds:	Ivy Equity Funds:
Ivy VIP Securian Real Estate Securities - Class II	Ivy VIP Advantus Real Estate Securities - Class II
Putnam Variable Trust:	Putnam Variable Trust:
Putnam VT Mortgage Securities Fund - Class 1B	Putnam VT American Government Income Fund - Class 1B
Putnam VT Multi-Cap Core Fund - Class IB Shares	Putnam VT Investors Fund - Class 1B

During 2018, the following Divisions were closed to contract owners:

BlackRock Variable Series Funds, Inc.:
BlackRock iShares Alternative Strategies V.I. Fund - Class III
Voya Investors Trust:
Voya Multi-Manager Large Cap Core Portfolio - Service Class

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

VOYA NSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners.  Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, VIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including premiums, death benefits,  surrenders and withdrawals, contract charges, and cost of insurance and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund’s next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2018 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2018. The Account had no liabilities as of December 31, 2018.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees

Under the terms of all Contracts, certain charges and fees are incurred by the Contracts to cover VIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.  Daily charges are deducted at annual rates of 0.35% to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.15% of the assets attributable to certain Contracts. For the Voya Preferred Advantage Variable Annuity Contract the Account deducts this charge at annual rates of 0.60% to cover the mortality and expense risks, as specified in the contract. This Contract with contract dates on and after November 21, 2016 the maximum daily asset based administrative fee increased to 1.15% annually. These charges are assessed through a reduction in unit values.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $50 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Withdrawal and Distribution Charges

For certain Contracts, a charge is deducted from the accumulation value for contract owners taking more than one conventional partial withdrawal during a Contract year. For certain Contracts, annual distribution fees are deducted from the Contracts’ accumulation values. These charges are assessed through the redemption of units.

Other Contract Charges

For certain Contracts, an additional charge up to 0.60% is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by VIAC

Certain charges and fees for various types of Contracts may be waived by VIAC. VIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2018  follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	$19	$23
American Funds Insurance Series®:
Blue Chip Income & Growth Fund - Class 4	1,141	544
Bond Fund - Class 4	209	505
Capital Income Builder Fund - Class 4	372	312
Global Growth Fund - Class 4	809	708
Growth Fund - Class 4	2,387	1,286
International Fund - Class 4	523	250
New World Fund - Class 4	433	245
BlackRock Variable Series Funds, Inc.:
BlackRock Equity Dividend V.I. Fund - Class III	1,187	450
BlackRock Global Allocation V.I. Fund - Class III	33,927	89,489
BlackRock High Yield V.I. Fund - Class III	687	284
BlackRock iShares Alternative Strategies V.I. Fund - Class III	7	716
BlackRock iShares Dynamic Allocation V.I. Fund - Class III	8	5
Columbia Funds Series Trust II:
Columbia VP Seligman Global Technology Fund - Class 2	843	383
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class 1	8	108
Columbia Small Cap Value Fund, Variable Series - Class 2	13,166	9,915
Columbia Small Company Growth Fund, Variable Series - Class 1	6	2
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	—	333
Deutsche Variable Series I:
DWS Core Equity VIP - Class B	564	61
Deutsche Variable Series II:
DWS Alternative Asset Allocation VIP - Class B	459	10
DWS High Income VIP - Class B	19	7
Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class	2,669	728
Federated Insurance Series:
Federated High Income Bond Fund II - Service Shares	377	225
Federated Kaufmann Fund II - Service Shares	414	167

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Fidelity® Variable Insurance Products:
Fidelity® VIP Strategic Income Portfolio - Service Class 2	$1,000	$836
Fidelity® Variable Insurance Products II:
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	247	47
Fidelity® Variable Insurance Products V:
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	753	52
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	426	14
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	12	11
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	1,687	1,665
Franklin Strategic Income VIP Fund - Class 2	85	333
Templeton Global Bond VIP Fund - Class 2	801	723
Ivy Equity Funds:
Ivy VIP Securian Real Estate Securities - Class II	47	14
Ivy Funds Variable Insurance Portfolios:
Ivy VIP Asset Strategy	51	80
Ivy VIP Balanced	45	56
Ivy VIP Energy	344	225
Ivy VIP High Income	137	187
Ivy VIP International Core Equity	95	84
Ivy VIP Mid Cap Growth	113	121
Ivy VIP Science and Technology	160	215
Ivy VIP Small Cap Core - Class II	160	56
Ivy VIP Small Cap Growth	602	153
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Service Shares	1,189	392
Janus Henderson Enterprise Portfolio - Institutional Shares	864	329
Janus Henderson Flexible Bond Portfolio - Service Shares	96	494
Legg Mason Partners Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio II	17	15
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio - Class II	40	22
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	1	27
MFS® Series Trust VIII:
MFS VIT II Strategic Income Portfolio - Service Class	87	63
MFS Variable Insurance Trust:
MFS VIT Research Series Portfolio - Service Class	186	93
MFS® Variable Insurance Trust II:
MFS VIT International Value Portfolio - Service Class	102	61
MFS VIT Value Series - Service Class	297	46
MFS® Variable Insurance Trust III:
MFS VIT III Global Real Estate Portfolio - Service Class	$243	$44
Oppenheimer Integrity Fund:
Oppenheimer Total Return Bond Fund/VA - Service Shares	42	142
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund®/VA	109	14

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Oppenheimer Main Street Fund®: (continued)
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	$308	$387
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	167	37
Oppenheimer International Growth Fund/VA - Service Shares	341	321
PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio - Administrative Class	28	23
PIMCO Low Duration Portfolio - Administrative Class	468	473
PIMCO Real Return Portfolio - Administrative Class	291	672
PIMCO Short-Term Portfolio - Administrative Class	620	1,022
PIMCO Total Return Portfolio - Administrative Class	1,139	2,287
ProFunds:
ProFund VP Bull	805	1,069
ProFund VP Europe 30	73	306
ProFund VP Rising Rates Opportunity	128	265
Putnam Variable Trust:
Putnam VT Income Fund - Class 1B	310	463
Putnam VT International Equity Fund - Class 1B	1	17
Putnam VT International Value Fund - Class 1B	4	4
Putnam VT Mortgage Securities Fund - Class 1B	186	192
Putnam VT Multi-Cap Core Fund - Class IB Shares	54	20
Putnam VT Small Cap Value Fund - Class 1B	201	6
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio - II	1,468	1,121
T. Rowe Price Health Sciences Portfolio - II	1,325	853
Variable Insurance Trust:
MFS VIT Utilities Series Portfolio - Service Class	109	212
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	253	488
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A	469	1,446
Voya Intermediate Bond Portfolio - Class S	112,790	309,711
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class A	5,783	21,239
Voya Government Liquid Assets Portfolio - Service Class	77,460	96,113
Voya Government Liquid Assets Portfolio - Service 2 Class	10,442	12,563
Voya High Yield Portfolio - Adviser Class	208	283
Voya High Yield Portfolio - Service Class	22,560	53,321
Voya Large Cap Growth Portfolio - Adviser Class	218,162	259,444
Voya Large Cap Growth Portfolio - Institutional Class	9	40
Voya Large Cap Growth Portfolio - Service Class	178,503	230,228
Voya Large Cap Growth Portfolio - Service 2 Class	1,950	1,982
Voya Large Cap Value Portfolio - Adviser Class	53	57
Voya Large Cap Value Portfolio - Service Class	91,735	108,239
Voya Limited Maturity Bond Portfolio - Service Class	716	4,053
Voya Multi-Manager Large Cap Core Portfolio - Service Class	46,997	56,066
Voya Retirement Conservative Portfolio - Adviser Class	31,388	54,014

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
Voya Retirement Growth Portfolio - Adviser Class	$255,256	$354,235
Voya Retirement Moderate Growth Portfolio - Adviser Class	158,596	268,362
Voya Retirement Moderate Portfolio - Adviser Class	63,333	138,120
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	160	149
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	19,879	19,993
VY® Clarion Global Real Estate Portfolio - Adviser Class	24	96
VY® Clarion Global Real Estate Portfolio - Service Class	4,238	10,502
VY® Clarion Global Real Estate Portfolio - Service 2 Class	45	95
VY® Clarion Real Estate Portfolio - Adviser Class	120	120
VY® Clarion Real Estate Portfolio - Service Class	17,009	19,762
VY® Clarion Real Estate Portfolio - Service 2 Class	1,530	1,495
VY® Franklin Income Portfolio - Adviser Class	549	497
VY® Franklin Income Portfolio - Service Class	17,564	59,624
VY® Franklin Income Portfolio - Service 2 Class	514	750
VY® Invesco Growth and Income Portfolio - Adviser Class	467	306
VY® Invesco Growth and Income Portfolio - Service Class	42,570	56,136
VY® Invesco Growth and Income Portfolio - Service 2 Class	4,195	3,999
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	482	431
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	12,223	63,614
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	197	1,383
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	606	154
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	55,411	28,131
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	3,106	3,038
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	520	140
VY® Morgan Stanley Global Franchise Portfolio - Service Class	45,962	39,441
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	6,310	6,063
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	7,620	3,176
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	233,482	321,955
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	5,884	5,759
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	276	101
VY® T. Rowe Price Equity Income Portfolio - Service Class	83,389	72,083
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	3,114	2,145
VY® T. Rowe Price International Stock Portfolio - Adviser Class	334	121
VY® T. Rowe Price International Stock Portfolio - Service Class	10,814	21,046
VY® Templeton Global Growth Portfolio - Service Class	21,230	25,649
VY® Templeton Global Growth Portfolio - Service 2 Class	376	487
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	262	120
Voya Global Bond Portfolio - Service Class	803	727
Voya Solution 2025 Portfolio - Adviser Class	243	275
Voya Solution 2025 Portfolio - Service Class	787	1,943
Voya Solution 2035 Portfolio - Adviser Class	293	196
Voya Solution 2035 Portfolio - Service Class	499	854
Voya Solution 2045 Portfolio - Adviser Class	15	—
Voya Solution 2045 Portfolio - Service Class	94	145
Voya Solution 2055 Portfolio - Adviser Class	13	8

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc.: (continued)
Voya Solution Income Portfolio - Adviser Class	$268	$41
Voya Solution Income Portfolio - Service Class	867	3,312
Voya Solution Moderately Aggressive Portfolio - Service Class	40,214	89,797
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	396	314
VY® American Century Small-Mid Cap Value Portfolio - Service Class	427	404
VY® Baron Growth Portfolio - Adviser Class	446	137
VY® Baron Growth Portfolio - Service Class	52,788	57,556
VY® Columbia Contrarian Core Portfolio - Adviser Class	204	758
VY® Columbia Contrarian Core Portfolio - Service Class	28,733	39,486
VY® Columbia Small Cap Value II Portfolio - Adviser Class	162	150
VY® Columbia Small Cap Value II Portfolio - Service Class	11,715	13,501
VY® Invesco Comstock Portfolio - Service Class	18,682	35,968
VY® Invesco Equity and Income Portfolio - Adviser Class	198	189
VY® Invesco Equity and Income Portfolio - Initial Class	79	127
VY® Invesco Equity and Income Portfolio - Service Class	39,277	81,384
VY® Invesco Equity and Income Portfolio - Service 2 Class	31,486	62,868
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	501	152
VY® JPMorgan Mid Cap Value Portfolio - Service Class	11,391	19,194
VY® Oppenheimer Global Portfolio - Adviser Class	482	307
VY® Oppenheimer Global Portfolio - Initial Class	313	802
VY® Oppenheimer Global Portfolio - Service Class	20,498	40,977
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	187	123
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	1,014	1,987
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	1,058	340
VY® T. Rowe Price Growth Equity Portfolio - Service Class	86,090	55,465
VY® Templeton Foreign Equity Portfolio - Adviser Class	97	64
VY® Templeton Foreign Equity Portfolio - Service Class	16,179	46,179
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	404	648
Voya Strategic Allocation Growth Portfolio - Class S	21	177
Voya Strategic Allocation Moderate Portfolio - Class S	283	643
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	94,254	138,317
Voya Growth and Income Portfolio - Class I	69	78
Voya Growth and Income Portfolio - Class S	50,120	70,084
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	1,970	4,958
Voya FTSE 100® Index Portfolio - Class A	3,613	3,393
Voya Global Equity Portfolio - Class A	1	6
Voya Global Equity Portfolio - Class S	19,162	61,640
Voya Global Equity Portfolio - Class T	2,399	5,472
Voya Hang Seng Index Portfolio - Class S	6,747	6,781
Voya Index Plus LargeCap Portfolio - Class S	58,102	18,264
Voya Index Plus MidCap Portfolio - Class S	10,512	11,005
Voya Index Plus SmallCap Portfolio - Class S	9,081	8,392
Voya International Index Portfolio - Class A	25,593	90,613

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc.: (continued)
Voya International Index Portfolio - Class S	$912	$4,410
Voya Japan TOPIX® Index Portfolio - Class A	2,111	3,780
Voya Russell™ Large Cap Growth Index Portfolio - Class S	30,290	48,761
Voya Russell™ Large Cap Index Portfolio - Class A	947	134
Voya Russell™ Large Cap Index Portfolio - Class S	24,869	55,463
Voya Russell™ Large Cap Value Index Portfolio - Class I	5	37
Voya Russell™ Large Cap Value Index Portfolio - Class S	15,668	36,531
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	43,687	40,224
Voya Russell™ Mid Cap Index Portfolio - Class A	749	457
Voya Russell™ Mid Cap Index Portfolio - Class S	29,948	29,347
Voya Russell™ Small Cap Index Portfolio - Class A	494	148
Voya Russell™ Small Cap Index Portfolio - Class S	23,534	26,749
Voya Small Company Portfolio - Class A	103	42
Voya Small Company Portfolio - Class S	16,840	18,395
Voya U.S. Bond Index Portfolio - Class S	16,484	29,411
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class A	344	239
Voya MidCap Opportunities Portfolio - Class S	95,446	124,927
Voya SmallCap Opportunities Portfolio - Class A	725	448
Voya SmallCap Opportunities Portfolio - Class S	6,346	6,400
Wells Fargo Funds Trust:
Wells Fargo VT Omega Growth Fund - Class 2	66	172
Wells Fargo Variable Trust:
Wells Fargo VT Index Asset Allocation Fund - Class 2	83	63
Wells Fargo VT Small Cap Growth Fund - Class 2	25	25

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

6.	Changes in Units

The changes in units outstanding for the years ended December 31, 2018 and 2017 are shown in the following table.

	Year ended December 31
	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	651	2,142	(1,491)	5,243	1,977	3,266
American Funds Insurance Series®:
Blue Chip Income & Growth Fund - Class 4	70,573	52,260	18,313	333,695	26,677	307,018
Bond Fund - Class 4	21,222	53,454	(32,232)	88,449	12,538	75,911
Capital Income Builder Fund - Class 4	31,577	30,775	802	164,551	27,693	136,858
Global Growth Fund - Class 4	53,463	55,954	(2,491)	89,638	26,269	63,369
Growth Fund - Class 4	133,858	105,623	28,235	315,531	31,679	283,852
International Fund - Class 4	34,900	21,144	13,756	79,922	7,265	72,657
New World Fund - Class 4	31,499	20,081	11,418	51,547	8,775	42,772
BlackRock Variable Series Funds, Inc.:
BlackRock Equity Dividend V.I. Fund - Class III	77,039	47,662	29,377	201,713	22,148	179,565
BlackRock Global Allocation V.I. Fund - Class III	1,274,930	7,232,123	(5,957,193)	3,205,761	12,282,895	(9,077,134)
BlackRock High Yield V.I. Fund - Class III	58,341	30,818	27,523	152,739	12,053	140,686
BlackRock iShares Alternative Strategies V.I. Fund - Class III	683	62,877	(62,194)	56,214	919	55,295
BlackRock iShares Dynamic Allocation V.I. Fund - Class III	191	134	57	10,166	164	10,002
Columbia Funds Series Trust II:
Columbia VP Seligman Global Technology Fund - Class 2	54,903	31,746	23,157	118,132	1,118	117,014
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class 1	58	4,318	(4,260)	54	7,008	(6,954)
Columbia Small Cap Value Fund, Variable Series - Class 2	76,386	250,837	(174,451)	124,459	1,055,158	(930,699)
Columbia Small Company Growth Fund, Variable Series - Class 1	—	39	(39)	—	34	(34)
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	—	21,516	(21,516)	—	4,269	(4,269)
Deutsche DWS Variable Series I:
DWS Core Equity VIP - Class B	20,118	4,025	16,093	67,107	1,266	65,841
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP - Class B	44,476	537	43,939	25,715	229	25,486
DWS High Income VIP - Class B	839	489	350	8,889	4,884	4,005

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Unit Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class	241,142	75,243	165,899	205,586	59,710	145,876
Federated Insurance Series:
Federated High Income Bond Fund II - Service Shares	33,735	21,061	12,674	21,990	1,005	20,985
Federated Kaufmann Fund II - Service Shares	34,188	15,581	18,607	930	—	930
Fidelity® Variable Insurance Products:
Fidelity® VIP Strategic Income Portfolio - Service Class 2	91,690	87,724	3,966	268,418	60,043	208,375
Fidelity® Variable Insurance Products II:
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	18,932	5,670	13,262	23,533	874	22,659
Fidelity® Variable Insurance Products V:
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	66,987	4,060	62,927	1,902	300	1,602
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	42,481	12,551	29,930	30,516	95	30,421
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	116	501	(385)	4,437	843	3,594
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	10,339	43,961	(33,622)	6,346	47,710	(41,364)
Franklin Strategic Income VIP Fund - Class 2	5,298	31,475	(26,177)	47,766	23,432	24,334
Templeton Global Bond VIP Fund - Class 2	90,245	81,088	9,157	231,582	33,487	198,095
Ivy Equity Funds:
Ivy VIP Securian Real Estate Securities - Class II	2,825	809	2,016	18,500	315	18,185
Ivy Funds Variable Insurance Portfolios:
Ivy VIP Asset Strategy	2,320	7,840	(5,520)	6,454	5,064	1,390
Ivy VIP Balanced	3,470	5,449	(1,979)	44,013	558	43,455
Ivy VIP Energy	42,999	26,364	16,635	33,421	20,106	13,315
Ivy VIP High Income	6,176	16,682	(10,506)	55,142	30,559	24,583
Ivy VIP International Core Equity	12,001	11,796	205	580	1,819	(1,239)
Ivy VIP Mid Cap Growth	7,160	8,936	(1,776)	3,206	8,034	(4,828)
Ivy VIP Science and Technology	5,364	16,614	(11,250)	21,992	24,298	(2,306)
Ivy VIP Small Cap Core - Class II	11,634	4,926	6,708	11,053	2	11,051
Ivy VIP Small Cap Growth	31,081	13,148	17,933	23,798	2,000	21,798
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Service Shares	96,014	41,421	54,593	159,616	12,014	147,602
Janus Henderson Enterprise Portfolio - Institutional Shares	61,623	27,914	33,709	111,947	9,313	102,634

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Aspen Series: (continued)
Janus Henderson Flexible Bond Portfolio - Service Shares	6,771	49,064	(42,293)	48,063	53,088	(5,025)
Legg Mason Partners Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio II	1,092	1,099	(7)	7,705	2,233	5,472
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio - Class II	3,262	1,718	1,544	11,099	3,995	7,104
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	10	996	(986)	17	11	6
MFS® Series Trust VIII:
MFS VIT II Strategic Income Portfolio - Service Class	7,644	6,042	1,602	27,761	490	27,271
MFS® Variable Insurance Trust:
MFS VIT Research Series Portfolio - Service Class	11,601	7,659	3,942	26,271	2,852	23,419
MFS® Variable Insurance Trust II:
MFS VIT International Value Portfolio - Service Class	7,686	4,837	2,849	31,078	—	31,078
MFS VIT Value Series - Service Class	23,253	4,033	19,220	21,278	43	21,235
MFS® Variable Insurance Trust III:
MFS VIT III Global Real Estate Portfolio - Service Class	20,277	3,699	16,578	55,552	493	55,059
Oppenheimer Integrity Funds:
Oppenheimer Total Return Bond Fund/VA - Service Shares	3,942	14,241	(10,299)	20,545	248	20,297
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund®/VA	5,773	853	4,920	43,174	174	43,000
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	3,854	10,172	(6,318)	1,542	12,625	(11,083)
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	8,945	2,583	6,362	18,407	736	17,671
Oppenheimer International Growth Fund/VA - Service Shares	28,219	28,839	(620)	54,152	11,933	42,219
PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio - Administrative Class	1,924	1,887	37	10,079	893	9,186
PIMCO Low Duration Portfolio - Administrative Class	44,963	47,429	(2,466)	89,780	17,735	72,045
PIMCO Real Return Portfolio - Administrative Class	15,589	47,650	(32,061)	21,622	64,039	(42,417)
PIMCO Short-Term Portfolio - Administrative Class	64,663	107,655	(42,992)	265,028	246,795	18,233
PIMCO Total Return Portfolio - Administrative Class	144,095	274,899	(130,804)	553,292	197,338	355,954

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
ProFunds:
ProFund VP Bull	1,747	59,845	(58,098)	16,585	138,197	(121,612)
ProFund VP Europe 30	2,976	25,833	(22,857)	25,488	138,627	(113,139)
ProFund VP Rising Rates Opportunity	78,748	136,521	(57,773)	185,560	460,187	(274,627)
Putnam Variable Trust:
Putnam VT Income Fund - Class 1B	29,576	46,684	(17,108)	29,907	29,030	877
Putnam VT International Equity Fund - Class 1B	72	1,341	(1,269)	3,011	232	2,779
Putnam VT International Value Fund - Class 1B	294	294	—	166	223	(57)
Putnam VT Mortgage Securities Fund - Class 1B	19,435	22,108	(2,673)	42,287	20,519	21,768
Putnam VT Multi-Cap Core Fund - Class IB Shares	2,922	1,790	1,132	8,231	2,507	5,724
Putnam VT Small Cap Value Fund - Class 1B	10,886	454	10,432	8,596	3,961	4,635
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio - II	102,925	87,441	15,484	160,320	30,787	129,533
T. Rowe Price Health Sciences Portfolio - II	97,502	82,606	14,896	191,542	38,989	152,553
Variable Insurance Trust:
MFS VIT Utilities Series Portfolio - Service Class	9,207	18,524	(9,317)	78,783	8,192	70,591
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	592	24,768	(24,176)	31,170	63,704	(32,534)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A	47,863	151,877	(104,014)	265,528	188,768	76,760
Voya Intermediate Bond Portfolio - Class S	14,717,775	30,415,818	(15,698,043)	17,652,788	41,663,395	(24,010,607)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class A	296,837	1,815,040	(1,518,203)	544,767	3,427,998	(2,883,231)
Voya Government Liquid Assets Portfolio - Service Class	13,112,552	14,443,398	(1,330,846)	15,993,624	23,868,176	(7,874,552)
Voya Government Liquid Assets Portfolio - Service 2 Class	1,216,348	1,428,457	(212,109)	1,568,018	1,460,753	107,265
Voya High Yield Portfolio - Adviser Class	13,537	24,426	(10,889)	63,135	18,650	44,485
Voya High Yield Portfolio - Service Class	1,270,555	3,360,868	(2,090,313)	2,357,597	6,275,838	(3,918,241)
Voya Large Cap Growth Portfolio - Adviser Class	1,961,705	13,194,201	(11,232,496)	5,006,383	28,171,549	(23,165,166)
Voya Large Cap Growth Portfolio - Institutional Class	—	2,526	(2,526)	—	165	(165)
Voya Large Cap Growth Portfolio - Service Class	195,161	6,613,531	(6,418,370)	1,500,234	14,484,020	(12,983,786)
Voya Large Cap Growth Portfolio - Service 2 Class	1,223	57,348	(56,125)	22,058	150,693	(128,635)
Voya Large Cap Value Portfolio - Adviser Class	490	5,023	(4,533)	12,369	2,677	9,692

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Investors Trust (continued):
Voya Large Cap Value Portfolio - Service Class	1,062,109	6,224,555	(5,162,446)	2,587,498	15,016,096	(12,428,598)
Voya Limited Maturity Bond Portfolio - Service Class	23,805	184,323	(160,518)	30,548	266,011	(235,463)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	139,285	2,599,447	(2,460,162)	405,396	1,067,149	(661,753)
Voya Retirement Conservative Portfolio - Adviser Class	3,525,228	6,519,381	(2,994,153)	5,190,123	12,119,048	(6,928,925)
Voya Retirement Growth Portfolio - Adviser Class	1,882,951	21,685,240	(19,802,289)	12,934,908	59,378,130	(46,443,222)
Voya Retirement Moderate Growth Portfolio - Adviser Class	1,857,771	17,398,115	(15,540,344)	6,873,406	35,514,728	(28,641,322)
Voya Retirement Moderate Portfolio - Adviser Class	2,001,424	10,329,138	(8,327,714)	4,250,912	18,816,528	(14,565,616)
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	13,671	13,129	542	28,848	7,386	21,462
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	2,974,027	3,035,981	(61,954)	2,342,758	5,104,170	(2,761,412)
VY® Clarion Global Real Estate Portfolio - Adviser Class	1,445	9,511	(8,066)	7,870	38,144	(30,274)
VY® Clarion Global Real Estate Portfolio - Service Class	127,855	749,949	(622,094)	419,196	1,571,949	(1,152,753)
VY® Clarion Global Real Estate Portfolio - Service 2 Class	431	6,149	(5,718)	4,803	16,111	(11,308)
VY® Clarion Real Estate Portfolio - Adviser Class	3,800	11,869	(8,069)	31,336	20,217	11,119
VY® Clarion Real Estate Portfolio - Service Class	41,080	236,245	(195,165)	111,962	667,153	(555,191)
VY® Clarion Real Estate Portfolio - Service 2 Class	9,057	46,081	(37,024)	26,791	125,669	(98,878)
VY® Franklin Income Portfolio - Adviser Class	42,552	46,322	(3,770)	190,138	48,857	141,281
VY® Franklin Income Portfolio - Service Class	896,375	4,168,366	(3,271,991)	2,406,789	7,412,899	(5,006,110)
VY® Franklin Income Portfolio - Service 2 Class	16,966	41,716	(24,750)	32,835	219,451	(186,616)
VY® Invesco Growth and Income Portfolio - Adviser Class	28,989	26,983	2,006	72,188	10,603	61,585
VY® Invesco Growth and Income Portfolio - Service Class	254,798	1,238,172	(983,374)	1,310,116	3,062,294	(1,752,178)
VY® Invesco Growth and Income Portfolio - Service 2 Class	27,104	140,799	(113,695)	76,486	447,463	(370,977)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	37,929	35,554	2,375	113,612	5,686	107,926
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	1,472,664	3,482,498	(2,009,834)	3,113,645	5,561,705	(2,448,060)
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	7,137	39,101	(31,964)	22,379	160,764	(138,385)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	34,821	12,387	22,434	57,417	5,739	51,678
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	1,452,203	1,357,421	94,782	1,149,107	3,460,418	(2,311,311)
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	9,495	73,412	(63,917)	26,988	251,441	(224,453)
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	17,169	10,889	6,280	71,459	22,708	48,751
VY® Morgan Stanley Global Franchise Portfolio - Service Class	488,934	1,397,592	(908,658)	852,866	3,651,780	(2,798,914)
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	17,841	170,720	(152,879)	83,394	479,287	(395,893)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	469,365	354,783	114,582	1,173,612	177,011	996,601

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Investors Trust (continued):
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	1,778,887	5,703,072	(3,924,185)	3,104,928	9,937,344	(6,832,416)
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	32,591	164,140	(131,549)	102,358	605,218	(502,860)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	5,848	7,914	(2,066)	79,367	10,246	69,121
VY® T. Rowe Price Equity Income Portfolio - Service Class	541,228	1,776,880	(1,235,652)	1,575,113	5,070,216	(3,495,103)
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	21,705	86,489	(64,784)	37,590	266,716	(229,126)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	27,710	11,047	16,663	30,675	8,544	22,131
VY® T. Rowe Price International Stock Portfolio - Service Class	1,050,564	1,656,356	(605,792)	2,797,341	3,813,804	(1,016,463)
VY® Templeton Global Growth Portfolio - Service Class	268,495	897,046	(628,551)	530,912	1,960,950	(1,430,038)
VY® Templeton Global Growth Portfolio - Service 2 Class	3,360	24,141	(20,781)	26,463	42,406	(15,943)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	24,173	12,239	11,934	23,067	3,322	19,745
Voya Global Bond Portfolio - Service Class	62,965	63,651	(686)	13,408	42,880	(29,472)
Voya Solution 2025 Portfolio - Adviser Class	18,960	23,864	(4,904)	13,242	3,587	9,655
Voya Solution 2025 Portfolio - Service Class	1,510	101,483	(99,973)	8,956	97,016	(88,060)
Voya Solution 2035 Portfolio - Adviser Class	19,475	12,068	7,407	9,896	364	9,532
Voya Solution 2035 Portfolio - Service Class	1,507	40,210	(38,703)	1,056	27,924	(26,868)
Voya Solution 2045 Portfolio - Adviser Class	955	4	951	3,590	359	3,231
Voya Solution 2045 Portfolio - Service Class	1,053	5,871	(4,818)	357	5,437	(5,080)
Voya Solution 2055 Portfolio - Adviser Class	400	312	88	8,166	1	8,165
Voya Solution Income Portfolio - Adviser Class	23,383	3,561	19,822	10,464	22,806	(12,342)
Voya Solution Income Portfolio - Service Class	11,462	208,054	(196,592)	63,868	115,017	(51,149)
Voya Solution Moderately Aggressive Portfolio - Service Class	880,006	7,567,884	(6,687,878)	1,806,128	9,940,762	(8,134,634)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	21,873	25,309	(3,436)	57,527	11,985	45,542
VY® American Century Small-Mid Cap Value Portfolio - Service Class	4,163	10,157	(5,994)	17,914	19,474	(1,560)
VY® Baron Growth Portfolio - Adviser Class	23,045	10,271	12,774	36,071	6,967	29,104
VY® Baron Growth Portfolio - Service Class	1,748,272	2,917,970	(1,169,698)	2,285,323	4,787,929	(2,502,606)
VY® Columbia Contrarian Core Portfolio - Adviser Class	5,395	60,441	(55,046)	19,520	2,576	16,944
VY® Columbia Contrarian Core Portfolio - Service Class	531,263	2,234,882	(1,703,619)	874,788	3,933,105	(3,058,317)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	4,201	10,794	(6,593)	47,959	6,146	41,813
VY® Columbia Small Cap Value II Portfolio - Service Class	232,882	698,700	(465,818)	224,865	1,720,909	(1,496,044)
VY® Invesco Comstock Portfolio - Service Class	1,313,166	2,017,548	(704,382)	1,758,023	3,980,652	(2,222,629)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Partners, Inc. (continued):
VY® Invesco Equity and Income Portfolio - Adviser Class	8,391	14,525	(6,134)	64,463	9,583	54,880
VY® Invesco Equity and Income Portfolio - Initial Class	71	5,339	(5,268)	50	12,962	(12,912)
VY® Invesco Equity and Income Portfolio - Service Class	279,574	3,834,389	(3,554,815)	623,808	7,066,695	(6,442,887)
VY® Invesco Equity and Income Portfolio - Service 2 Class	1,111,485	5,331,729	(4,220,244)	2,910,867	7,699,289	(4,788,422)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	28,854	13,965	14,889	96,721	6,218	90,503
VY® JPMorgan Mid Cap Value Portfolio - Service Class	77,052	737,895	(660,843)	176,830	1,720,651	(1,543,821)
VY® Oppenheimer Global Portfolio - Adviser Class	32,542	25,640	6,902	53,525	23,603	29,922
VY® Oppenheimer Global Portfolio - Initial Class	689	26,040	(25,351)	836	32,587	(31,751)
VY® Oppenheimer Global Portfolio - Service Class	913,127	2,170,199	(1,257,072)	2,776,397	2,138,633	637,764
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	7,524	8,625	(1,101)	65,223	66	65,157
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	8,292	52,339	(44,047)	8,964	41,333	(32,369)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	35,670	23,807	11,863	74,030	47,461	26,569
VY® T. Rowe Price Growth Equity Portfolio - Service Class	3,297,456	3,921,633	(624,177)	3,840,453	5,689,240	(1,848,787)
VY® Templeton Foreign Equity Portfolio - Adviser Class	8,144	5,611	2,533	50,484	7,431	43,053
VY® Templeton Foreign Equity Portfolio - Service Class	1,645,015	4,077,977	(2,432,962)	2,556,616	10,325,520	(7,768,904)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	14,911	30,114	(15,203)	3,478	14,319	(10,841)
Voya Strategic Allocation Growth Portfolio - Class S	265	6,395	(6,130)	6,932	7,481	(549)
Voya Strategic Allocation Moderate Portfolio - Class S	10,934	27,013	(16,079)	1,972	2,958	(986)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	1,107,205	7,566,752	(6,459,547)	3,484,131	16,326,154	(12,842,023)
Voya Growth and Income Portfolio - Class I	12	4,097	(4,085)	31	11,463	(11,432)
Voya Growth and Income Portfolio - Class S	145,188	3,817,671	(3,672,483)	1,103,472	9,475,452	(8,371,980)
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	198,990	540,897	(341,907)	1,305,420	1,492,016	(186,596)
Voya FTSE 100® Index Portfolio - Class A	309,117	317,346	(8,229)	100,594	119,449	(18,855)
Voya Global Equity Portfolio - Class A	48	514	(466)	1,442	742	700
Voya Global Equity Portfolio - Class S	417,361	4,871,409	(4,454,048)	1,120,269	9,711,909	(8,591,640)
Voya Global Equity Portfolio - Class T	196,404	534,272	(337,868)	827,551	1,793,992	(966,441)
Voya Hang Seng Index Portfolio - Class S	183,717	419,456	(235,739)	527,999	734,949	(206,950)
Voya Index Plus LargeCap Portfolio - Class S	2,377,011	808,719	1,568,292	163,905	1,451,248	(1,287,343)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Variable Portfolios, Inc.:( continued)
Voya Index Plus MidCap Portfolio - Class S	82,874	402,905	(320,031)	148,241	1,155,018	(1,006,777)
Voya Index Plus SmallCap Portfolio - Class S	71,607	301,138	(229,531)	140,955	1,053,859	(912,904)
Voya International Index Portfolio - Class A	2,909,627	9,079,127	(6,169,500)	5,287,272	18,237,402	(12,950,130)
Voya International Index Portfolio - Class S	47,600	404,390	(356,790)	124,101	955,338	(831,237)
Voya Japan TOPIX® Index Portfolio - Class A	102,759	263,269	(160,510)	217,811	341,734	(123,923)
Voya Russell™ Large Cap Growth Index Portfolio - Class S	1,379,143	2,095,980	(716,837)	2,013,347	3,197,497	(1,184,150)
Voya Russell™ Large Cap Index Portfolio - Class A	82,209	13,411	68,798	121,525	3,532	117,993
Voya Russell™ Large Cap Index Portfolio - Class S	2,426,811	3,890,118	(1,463,307)	3,471,132	7,929,889	(4,458,757)
Voya Russell™ Large Cap Value Index Portfolio - Class I	39	2,888	(2,849)	27	412	(385)
Voya Russell™ Large Cap Value Index Portfolio - Class S	599,817	1,781,586	(1,181,769)	1,845,788	4,060,014	(2,214,226)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	924,646	1,505,771	(581,125)	881,665	2,882,326	(2,000,661)
Voya Russell™ Mid Cap Index Portfolio - Class A	31,862	41,471	(9,609)	146,820	12,085	134,735
Voya Russell™ Mid Cap Index Portfolio - Class S	935,248	1,870,792	(935,544)	2,025,185	5,429,134	(3,403,949)
Voya Russell™ Small Cap Index Portfolio - Class A	30,723	14,657	16,066	104,250	9,735	94,515
Voya Russell™ Small Cap Index Portfolio - Class S	1,380,028	1,927,020	(546,992)	2,237,260	4,930,317	(2,693,057)
Voya Small Company Portfolio - Class A	3,231	3,198	33	40,178	3	40,175
Voya Small Company Portfolio - Class S	361,982	964,232	(602,250)	951,505	2,229,678	(1,278,173)
Voya U.S. Bond Index Portfolio - Class S	2,764,563	3,953,824	(1,189,261)	3,855,176	8,043,489	(4,188,313)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class A	20,624	22,067	(1,443)	52,070	29,498	22,572
Voya MidCap Opportunities Portfolio - Class S	1,193,003	5,593,121	(4,400,118)	27,303,842	10,326,772	16,977,070
Voya SmallCap Opportunities Portfolio - Class A	40,789	40,465	324	54,270	22,705	31,565
Voya SmallCap Opportunities Portfolio - Class S	37,442	287,001	(249,559)	68,343	763,915	(695,572)
Wells Fargo Funds Trust:
Wells Fargo VT Omega Growth Fund - Class 2	3	6,092	(6,089)	2,679	14,228	(11,549)
Wells Fargo Variable Trust:
Wells Fargo VT Index Asset Allocation Fund - Class 2	—	1,957	(1,957)	856	7,131	(6,275)
Wells Fargo VT Small Cap Growth Fund - Class 2	6	564	(558)	—	175	(175)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7.	Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2018, 2017, 2016, 2015, and 2014, follows:

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
2018		11	$10.10	to	$10.40	$109	1.64%	0.60%	to	1.15%	-7.85%	to	-7.31%
2017		12	$10.96	to	$11.22	$135	3.88%	0.60%	to	1.15%		9.14%
2016		9		$10.28		$91	0.13%		0.60%			10.90%
2015	07/07/2015	1		$9.27		$7	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Blue Chip Income & Growth Fund - Class 4
2018		369	$10.80	to	$11.49	$4,039	1.97%	0.60%	to	1.15%	-9.92%	to	-9.53%
2017		350	$11.99	to	$12.70	$4,274	2.83%	0.60%	to	1.15%	15.29%	to	16.09%
2016	06/15/2016	43	$10.40	to	$10.94	$472	(c)	0.60%	to	1.15%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Bond Fund - Class 4
2018		157	$9.91	to	$10.13	$1,578	2.11%	0.60%	to	1.15%	-1.98%	to	-1.46%
2017		189	$10.11	to	$10.28	$1,936	2.21%	0.60%	to	1.15%		2.59%
2016		113		$10.02		$1,135	1.93%		0.60%			2.24%
2015	07/07/2015	51		$9.80		$497	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Capital Income Builder Fund - Class 4
2018		228	$10.13	to	$10.36	$2,341	2.75%	0.60%	to	1.15%	-8.32%	to	-7.83%
2017		227	$10.99	to	$11.30	$2,534	2.79%	0.60%	to	1.15%	11.33%	to	11.91%
2016		91	$9.82	to	$10.15	$889	3.30%	0.60%	to	1.15%		3.15%
2015	07/07/2015	25		$9.52		$238	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Global Growth Fund - Class 4
2018		142	$11.52	to	$11.63	$1,643	0.57%	0.60%	to	1.15%	-10.26%	to	-9.79%
2017		144	$12.77	to	$12.96	$1,855	0.63%	0.60%	to	1.15%		30.31%
2016		81		$9.80		$795	0.88%		0.60%			-0.20%
2015	07/07/2015	31		$9.82		$309	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Growth Fund - Class 4
2018		542	$12.76	to	$13.68	$7,143	0.28%	0.60%	to	1.15%	-1.62%	to	-1.08%
2017		513	$12.97	to	$13.83	$6,904	0.52%	0.60%	to	1.15%	26.54%	to	27.23%
2016		230	$10.25	to	$10.87	$2,495	0.75%	0.60%	to	1.15%		8.48%
2015	07/07/2015	72		$10.02		$717	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
International Fund - Class 4
2018		151	$10.31	to	$10.94	$1,595	1.65%	0.60%	to	1.15%	-14.40%	to	-13.94%
2017		137	$11.98	to	$12.78	$1,682	1.62%	0.60%	to	1.15%	30.41%	to	31.22%
2016		65	$9.13	to	$9.80	$590	1.62%	0.60%	to	1.15%		2.58%
2015	07/07/2015	32		$8.90		$281	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
New World Fund - Class 4
2018		97	$10.70	to	$10.77	$1,038	0.76%	0.60%	to	1.15%	-15.20%	to	-14.81%
2017		85	$12.56	to	$12.70	$1,077	0.93%	0.60%	to	1.15%		28.29%
2016		43		$9.79		$417	0.74%		0.60%			4.37%
2015	07/07/2015	29		$9.38		$273	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
BlackRock Equity Dividend V.I. Fund - Class III
2018		367	$11.08	to	$12.06	$4,270	1.89%	0.60%	to	1.15%	-8.51%	to	-7.94%
2017		337	$12.11	to	$13.10	$4,296	1.51%	0.60%	to	1.15%	15.11%	to	15.83%
2016		158	$10.52	to	$11.31	$1,782	1.74%	0.60%	to	1.15%		15.29%
2015	07/07/2015	38		$9.81		$369	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
BlackRock Global Allocation V.I. Fund - Class III
2018		46,731	$10.22	to	$12.91	$555,086	0.84%	0.60%	to	2.35%	-9.77%	to	-8.09%
2017		52,688	$11.12	to	$14.10	$689,179	1.24%	0.60%	to	2.35%	11.03%	to	13.02%
2016		61,765	$9.84	to	$12.52	$723,193	1.14%	0.60%	to	2.35%	1.37%	to	3.14%
2015		72,500	$9.54	to	$12.18	$832,160	0.99%	0.60%	to	2.35%	-3.37%	to	-1.93%
2014		85,829	$11.29	to	$12.42	$1,011,854	2.16%	0.95%	to	2.35%	-0.44%	to	0.98%
BlackRock High Yield V.I. Fund - Class III
2018		228	$10.41	to	$10.89	$2,418	5.61%	0.60%	to	1.15%	-3.97%	to	-3.46%
2017		200	$10.84	to	$11.28	$2,215	4.17%	0.60%	to	1.15%	5.86%	to	6.42%
2016		60	$10.24	to	$10.60	$633	4.86%	0.60%	to	1.15%		12.17%
2015	07/07/2015	12		$9.45		$118	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
BlackRock iShares Dynamic Allocation V.I. Fund - Class III
2018		11	$10.58	to	$10.81	$117	0.83%	0.60%	to	1.15%	-6.24%	to	-5.79%
2017		11	$11.23	to	$11.53	$124	3.13%	0.60%	to	1.15%		14.01%
2016		1		$9.85		$8	1.07%		0.60%			5.57%
2015	07/07/2015	2		$9.33		$20	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Columbia VP Seligman Global Technology Fund - Class 2
2018		140	$10.40	to	$10.50	$1,460	—	0.60%	to	1.15%	-9.49%	to	-9.01%
2017	05/08/2017	117	$11.49	to	$11.54	$1,346	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Columbia Asset Allocation Fund, Variable Series - Class 1
2018		3	$22.49	to	$23.97	$75	0.76%	1.40%	to	1.80%	-6.25%	to	-5.89%
2017		7	$23.98	to	$25.46	$187	1.80%	1.40%	to	1.80%	13.59%	to	14.01%
2016		14	$21.12	to	$22.33	$319	2.24%	1.40%	to	1.80%	3.43%	to	3.86%
2015		15	$20.42	to	$21.50	$309	2.18%	1.40%	to	1.80%	-0.73%	to	-0.32%
2014		16	$20.57	to	$21.57	$333	2.47%	1.40%	to	1.80%	8.09%	to	8.50%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Columbia Small Cap Value Fund, Variable Series - Class 2
2018		2,068	$17.18	to	$32.80	$59,567	0.18%	0.95%	to	2.35%	-20.09%	to	-18.94%
2017		2,242	$21.50	to	$40.59	$80,570	0.33%	0.95%	to	2.35%	11.30%	to	12.90%
2016		3,173	$19.31	to	$36.06	$102,536	0.37%	0.95%	to	2.35%	29.60%	to	31.48%
2015		3,866	$14.90	to	$27.51	$96,069	0.56%	0.95%	to	2.35%	-8.53%	to	-7.23%
2014		4,560	$16.29	to	$29.73	$123,452	0.46%	0.95%	to	2.35%	0.68%	to	2.10%
Columbia Small Company Growth Fund, Variable Series - Class 1
2018		1		$35.61		$35	—		1.40%			-3.15%
2017		1		$36.76		$38	—		1.40%			27.45%
2016		1		$28.85		$31	—		1.40%			11.18%
2015		1		$25.95		$29	—		1.40%			2.37%
2014		1		$25.35		$29	—		1.40%			-5.97%
Columbia VP Large Cap Growth Fund - Class 1
2018		5	$13.90	to	$14.39	$71	—	1.45%	to	1.90%	-5.76%	to	-5.33%
2017		27	$14.75	to	$15.20	$402	—	1.45%	to	1.90%	25.75%	to	26.25%
2016		31	$11.73	to	$12.04	$370	—	1.45%	to	1.90%	-0.68%	to	-0.25%
2015		31	$11.81	to	$12.07	$373	—	1.45%	to	1.90%	7.07%	to	7.58%
2014		33	$11.03	to	$11.22	$366	—	1.45%	to	1.90%	11.98%	to	12.54%
DWS Core Equity VIP - Class B
2018		88	$11.47	to	$12.57	$1,022	1.77%	0.60%	to	1.15%	-7.13%	to	-6.54%
2017		72	$12.35	to	$13.45	$900	0.20%	0.60%	to	1.15%		19.88%
2016	08/15/2016	6		$11.22		$67	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
DWS Alternative Asset Allocation VIP - Class B
2018		74	$9.26	to	$9.60	$711	1.16%	0.60%	to	1.15%	-10.45%	to	-9.92%
2017		30	$10.28	to	$10.72	$322	0.56%	0.60%	to	1.15%		6.31%
2016		5		$9.67		$46	0.27%		0.60%			4.43%
2015	07/07/2015	—		$9.26		$2	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
DWS High Income VIP - Class B
2018		11	$10.38	to	$10.80	$120	8.30%	0.60%	to	1.15%	-3.89%	to	-3.31%
2017		11	$10.80	to	$11.17	$121	8.67%	0.60%	to	1.15%		6.58%
2016		7		$10.48		$74	4.63%		0.60%			11.97%
2015	07/07/2015	4		$9.36		$37	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Eaton Vance VT Floating-Rate Income Fund - Initial Class
2018		555	$10.22	to	$10.74	$5,850	3.98%	0.60%	to	1.15%	-1.16%	to	-0.65%
2017		389	$10.34	to	$10.81	$4,146	2.90%	0.60%	to	1.15%		2.85%
2016		244		$10.51		$2,561	3.11%		0.60%			8.24%
2015	07/07/2015	150		$9.71		$1,455	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Federated High Income Bond Fund II - Service Shares
2018		34	$9.82	to	$9.91	$331	9.14%	0.60%	to	1.15%	-4.47%	to	-3.97%
2017	05/15/2017	21	$10.28	to	$10.32	$216	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Federated Kaufmann Fund II - Service Shares
2018		20	$11.93	to	$12.05	$234	—	0.60%	to	1.15%	2.32%	to	2.99%
2017	06/07/2017	1	$11.66	to	$11.70	$11	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Fidelity® VIP Strategic Income Portfolio - Service Class 2
2018		343	$10.24	to	$10.70	$3,616	3.66%	0.60%	to	1.15%	-3.94%	to	-3.43%
2017		339	$10.66	to	$11.08	$3,702	4.29%	0.60%	to	1.15%		6.85%
2016		131		$10.37		$1,356	5.03%		0.60%			7.35%
2015	07/07/2015	50		$9.66		$486	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
2018		38	$10.11	to	$10.61	$399	0.86%	0.60%	to	1.15%	-14.32%	to	-13.81%
2017		25	$11.80	to	$12.31	$300	0.67%	0.60%	to	1.15%		6.12%
2016	05/02/2016	2		$11.60		$26	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
2018		74	$10.28	to	$10.58	$765	2.93%	0.60%	to	1.15%		-2.49%
2017		11		$10.85		$123	1.25%		0.60%			6.58%
2016	03/04/2016	10		$10.18		$99	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2
2018		67	$10.79	to	$11.15	$728	1.38%	0.60%	to	1.15%	-7.54%	to	-7.08%
2017		37	$11.67	to	$12.00	$432	1.53%	0.60%	to	1.15%		16.05%
2016	04/04/2016	6		$10.34		$66	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2
2018		5	$11.12	to	$11.48	$52	—	0.60%	to	1.15%	-10.11%	to	-9.68%
2017	12/14/2017	5	$12.37	to	$12.71	$63	0.93%	0.60%	to	1.15%		22.21%
2016		1		$10.40		$15	—		0.60%			4.84%
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Franklin Small Cap Value VIP Fund - Class 2
2018		222	$30.68	to	$32.58	$7,070	0.93%	0.75%	to	1.35%	-14.07%	to	-13.51%
2017		255	$35.60	to	$37.67	$9,456	0.49%	0.75%	to	1.35%	9.16%	to	9.83%
2016		297	$32.53	to	$34.34	$10,039	0.78%	0.75%	to	1.35%	28.43%	to	29.19%
2015		338	$25.27	to	$26.64	$8,883	0.64%	0.75%	to	1.35%	-8.63%	to	-8.07%
2014		403	$27.59	to	$29.06	$11,568	0.61%	0.75%	to	1.35%	-0.78%	to	-0.17%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Franklin Strategic Income VIP Fund - Class 2
2018		96	$10.08	to	$10.33	$986	3.07%	0.60%	to	1.15%	-3.26%	to	-2.73%
2017		122	$10.42	to	$10.62	$1,291	3.59%	0.60%	to	1.15%	3.37%	to	3.91%
2016		97	$10.08	to	$10.22	$995	2.64%	0.60%	to	1.15%		7.24%
2015	07/07/2015	27		$9.53		$259	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Templeton Global Bond VIP Fund - Class 2
2018		400	$10.03	to	$10.70	$4,123	—	0.60%	to	1.15%	0.85%	to	1.31%
2017		391	$9.90	to	$10.61	$3,970	—	0.60%	to	1.15%	0.66%	to	1.33%
2016		193	$9.77	to	$10.53	$1,888	—	0.60%	to	1.15%		2.30%
2015	07/07/2015	76		$9.55		$728	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Ivy VIP Securian Real Estate Securities - Class II
2018		20	$9.46	to	$9.55	$191	1.60%	0.60%	to	1.15%	-6.71%	to	-6.19%
2017	05/03/2017	18	$10.14	to	$10.18	$184	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Ivy VIP Asset Strategy
2018		51	$9.47	to	$10.99	$490	1.87%	0.60%	to	1.15%	-6.55%	to	-5.96%
2017		57	$10.07	to	$11.76	$577	1.66%	0.60%	to	1.15%		17.50%
2016		56		$8.57		$477	0.57%		0.60%			-3.16%
2015	07/07/2015	32		$8.85		$280	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Ivy VIP Balanced
2018		48	$10.62	to	$11.07	$513	1.50%	0.60%	to	1.15%	-4.32%	to	-3.82%
2017		50	$11.10	to	$11.51	$557	1.29%	0.60%	to	1.15%	10.12%	to	10.67%
2016	07/08/2016	6	$10.08	to	$10.40	$67	(c)	0.60%	to	1.15%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Ivy VIP Energy
2018		67	$5.84	to	$6.13	$400	—	0.60%	to	1.15%	-34.93%	to	-34.53%
2017		51	$8.92	to	$9.42	$461	0.81%	0.60%	to	1.15%	-13.66%	to	-13.15%
2016		38	$10.27	to	$10.91	$385	0.09%	0.60%	to	1.15%		33.72%
2015	07/07/2015	16		$7.68		$122	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Ivy VIP High Income
2018		102	$10.48	to	$10.94	$1,112	6.41%	0.60%	to	1.15%	-3.32%	to	-2.67%
2017		113	$10.83	to	$11.24	$1,260	6.63%	0.60%	to	1.15%	5.55%	to	6.04%
2016		88	$10.27	to	$10.60	$937	5.77%	0.60%	to	1.15%		15.47%
2015	07/07/2015	25		$9.18		$231	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Ivy VIP International Core Equity
2018		1		$10.13		$7	15.38%		1.15%			-18.77%
2017		1		$12.47		$6	0.67%		1.15%			—
2016	06/23/2016	2		$10.20		$18	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Ivy VIP Mid Cap Growth
2018		47	$11.84	to	$12.58	$556	—	0.60%	to	1.15%	-1.18%	to	-0.67%
2017		49	$11.92	to	$12.73	$581	—	0.60%	to	1.15%		26.14%
2016		54		$9.45		$506	—		0.60%			5.47%
2015	07/07/2015	34		$8.96		$304	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Ivy VIP Science and Technology
2018		65	$11.35	to	$12.73	$751	—	0.60%	to	1.15%	-6.33%	to	-5.73%
2017		76	$12.04	to	$13.59	$934	—	0.60%	to	1.15%	30.55%	to	31.30%
2016		79	$9.17	to	$10.41	$722	—	0.60%	to	1.15%		0.88%
2015	07/07/2015	32		$9.09		$294	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Ivy VIP Small Cap Core - Class II
2018		18	$9.79	to	$9.88	$174	—	0.60%	to	1.15%	-11.48%	to	-11.07%
2017	07/31/2017	11	$11.06	to	$11.10	$122	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Ivy VIP Small Cap Growth
2018		50	$11.21	to	$11.91	$576	0.41%	0.60%	to	1.15%	-5.18%	to	-4.68%
2017		32	$11.76	to	$12.56	$388	—	0.60%	to	1.15%		22.37%
2016		10		$9.61		$95	—		0.60%			2.23%
2015	07/07/2015	2		$9.40		$19	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Janus Henderson Balanced Portfolio - Service Shares
2018		319	$11.82	to	$11.85	$3,776	1.99%	0.60%	to	1.15%	-0.76%	to	-0.17%
2017		265	$11.87	to	$11.91	$3,143	1.37%	0.60%	to	1.15%		17.41%
2016		117		$10.11		$1,181	2.36%		0.60%			3.69%
2015	07/07/2015	53		$9.75		$513	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Janus Henderson Enterprise Portfolio - Institutional Shares
2018		154	$12.61	to	$13.43	$1,991	0.17%	0.60%	to	1.15%	-1.87%	to	-1.25%
2017		120	$12.85	to	$13.60	$1,586	0.32%	0.60%	to	1.15%	25.61%	to	26.39%
2016	05/31/2016	17	$10.23	to	$10.76	$188	(c)	0.60%	to	1.15%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Janus Henderson Flexible Bond Portfolio - Service Shares
2018		112	$9.86	to	$10.04	$1,121	2.45%	0.60%	to	1.15%	-2.47%	to	-1.86%
2017		154	$10.11	to	$10.23	$1,576	2.67%	0.60%	to	1.15%	2.12%	to	2.71%
2016		159	$9.90	to	$9.96	$1,586	2.94%	0.60%	to	1.15%		1.63%
2015	07/07/2015	46		$9.80		$453	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
ClearBridge Variable Aggressive Growth Portfolio II
2018		5	$10.42	to	$11.43	$58	—	0.60%	to	1.15%	-9.63%	to	-9.14%
2017	01/04/2017	5	$11.53	to	$12.58	$64	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
ClearBridge Variable Mid Cap Portfolio - Class II
2018		11	$10.11	to	$10.37	$117	—	0.60%	to	1.15%	-13.81%	to	-13.29%
2017		10	$11.73	to	$11.96	$117	0.28%	0.60%	to	1.15%		11.88%
2016	03/22/2016	3		$10.69		$30	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Western Asset Core Plus VIT Portfolio - Class I
2018		—		$27.18		$9	—		1.40%			-3.62%
2017		1		$28.20		$37	4.39%		1.40%			4.29%
2016		1		$27.04		$36	1.72%		1.40%			3.09%
2015		2		$26.23		$59	1.56%		1.40%			-0.23%
2014		3		$26.29		$69	7.19%		1.40%			-1.72%
MFS VIT II Strategic Income Portfolio - Service Class
2018		29	$9.90	to	$9.99	$287	3.89%	0.60%	to	1.15%	-3.23%	to	-2.73%
2017	05/02/2017	27	$10.23	to	$10.27	$279	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
MFS VIT Research Series Portfolio - Service Class
2018		31	$11.67	to	$12.25	$373	0.56%	0.60%	to	1.15%	-5.74%	to	-5.19%
2017		27	$12.38	to	$12.92	$347	1.74%	0.60%	to	1.15%	21.61%	to	22.35%
2016	01/20/2016	4	$10.18	to	$10.56	$42	(c)	0.60%	to	1.15%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
MFS VIT International Value Portfolio - Service Class
2018		34	$10.38	to	$10.47	$353	1.12%	0.60%	to	1.15%	-10.75%	to	-10.28%
2017	05/22/2017	31	$11.63	to	$11.67	$361	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
MFS VIT Value Series - Service Class
2018		40	$9.92	to	$10.01	$403	1.87%	0.60%	to	1.15%	-11.43%	to	-10.94%
2017	06/07/2017	21	$11.19	to	$11.24	$238	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
MFS VIT III Global Real Estate Portfolio - Service Class
2018		72	$10.06	to	$10.16	$724	3.68%	0.60%	to	1.15%	-4.46%	to	-3.88%
2017	05/03/2017	55	$10.53	to	$10.57	$581	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Oppenheimer Total Return Bond Fund/VA - Service Shares
2018		10	$9.92	to	$10.01	$100	1.95%	0.60%	to	1.15%	-2.46%	to	-1.96%
2017	05/09/2017	20	$10.17	to	$10.21	$207	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Oppenheimer Main Street Fund®/VA
2018		48	$9.93	to	$10.02	$476	0.85%	0.60%	to	1.15%	-9.15%	to	-8.66%
2017	05/12/2017	43	$10.93	to	$10.97	$470	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
2018		35	$33.97	to	$36.91	$1,260	0.07%	0.75%	to	1.35%	-11.77%	to	-11.21%
2017		42	$35.49	to	$41.57	$1,677	0.64%	0.75%	to	1.35%	12.38%	to	13.05%
2016		53	$34.26	to	$36.77	$1,883	0.25%	0.75%	to	1.35%	16.10%	to	16.80%
2015		64	$29.51	to	$31.48	$1,971	0.67%	0.75%	to	1.35%	-7.35%	to	-6.81%
2014		67	$31.85	to	$33.78	$2,206	0.60%	0.75%	to	1.35%	10.13%	to	10.83%
Oppenheimer Discovery Mid Cap Growth Fund/VA
2018		27	$11.87	to	$12.33	$324	—	0.60%	to	1.15%	-7.41%	to	-6.87%
2017		20	$12.82	to	$13.24	$267	—	0.60%	to	1.15%		27.68%
2016	05/18/2016	3		$10.37		$28	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Oppenheimer International Growth Fund/VA - Service Shares
2018		122	$9.42	to	$10.02	$1,167	0.61%	0.60%	to	1.15%	-20.48%	to	-20.03%
2017		122	$11.78	to	$12.60	$1,462	1.17%	0.60%	to	1.15%	25.00%	to	25.59%
2016		80	$9.38	to	$10.08	$752	0.95%	0.60%	to	1.15%		-3.30%
2015	07/07/2015	24		$9.70		$228	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
PIMCO All Asset Portfolio - Administrative Class
2018		17	$10.62	to	$10.81	$186	3.13%	0.60%	to	1.15%	-6.51%	to	-6.00%
2017		17	$11.36	to	$11.50	$198	4.96%	0.60%	to	1.15%		12.86%
2016		8		$10.19		$83	3.57%		0.60%			12.22%
2015	07/07/2015	—		$9.08		$1	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
PIMCO Low Duration Portfolio - Administrative Class
2018		163	$9.92	to	$10.04	$1,630	2.06%	0.60%	to	1.15%	-0.80%	to	-0.20%
2017		166	$10.00	to	$10.06	$1,663	1.17%	0.60%	to	1.15%	0.10%	to	0.70%
2016		94		$9.99		$935	1.51%	0.60%	to	1.15%		0.81%
2015	07/07/2015	41		$9.91		$410	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
PIMCO Real Return Portfolio - Administrative Class
2018		292	$13.11	to	$14.24	$3,999	2.54%	0.75%	to	1.35%	-3.53%	to	-3.00%
2017		324	$13.59	to	$14.67	$4,588	2.38%	0.75%	to	1.35%	2.26%	to	2.95%
2016		366	$13.29	to	$14.26	$5,057	2.26%	0.75%	to	1.35%	3.83%	to	4.39%
2015		392	$12.80	to	$13.66	$5,189	3.72%	0.75%	to	1.35%	-4.05%	to	-3.46%
2014		497	$13.34	to	$14.15	$6,846	1.46%	0.75%	to	1.35%	1.68%	to	2.31%
PIMCO Short-Term Portfolio - Administrative Class
2018		222	$10.17	to	$10.46	$2,299	2.19%	0.60%	to	1.15%	0.30%	to	0.97%
2017		265	$10.14	to	$10.36	$2,721	1.66%	0.60%	to	1.15%	1.20%	to	1.77%
2016		246	$10.02	to	$10.18	$2,508	0.99%	0.60%	to	1.15%		1.80%
2015	07/07/2015	109		$10.00		$1,089	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
PIMCO Total Return Portfolio - Administrative Class
2018		512	$10.12	to	$10.30	$5,227	2.61%	0.60%	to	1.15%	-1.75%	to	-1.15%
2017		643	$10.29	to	$10.42	$6,656	1.50%	0.60%	to	1.15%	3.73%	to	4.30%
2016		287	$9.93	to	$9.99	$2,871	1.94%	0.60%	to	1.15%		2.04%
2015	07/07/2015	249		$9.79		$2,442	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
ProFund VP Bull
2018		445	$13.26	to	$18.23	$6,415	—	0.95%	to	2.25%	-8.30%	to	-7.00%
2017		503	$14.46	to	$19.62	$7,873	—	0.95%	to	2.25%	16.65%	to	18.21%
2016		625	$12.39	to	$16.61	$8,339	—	0.95%	to	2.25%	7.18%	to	8.62%
2015		731	$11.56	to	$15.30	$9,068	—	0.95%	to	2.25%	-2.69%	to	-1.41%
2014		809	$11.88	to	$15.52	$10,274	—	0.95%	to	2.25%	8.99%	to	10.40%
ProFund VP Europe 30
2018		196	$8.48	to	$10.71	$1,808	2.62%	0.95%	to	2.35%	-16.22%	to	-14.93%
2017		219	$10.10	to	$12.59	$2,395	1.90%	0.95%	to	2.35%	16.97%	to	18.55%
2016		332	$8.63	to	$10.62	$3,101	2.88%	0.95%	to	2.35%	5.21%	to	6.84%
2015		388	$8.19	to	$9.94	$3,423	4.86%	0.95%	to	2.35%	-12.93%	to	-11.72%
2014		440	$9.40	to	$11.26	$4,439	1.27%	0.95%	to	2.35%	-10.77%	to	-9.56%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
ProFund VP Rising Rates Opportunity
2018		957	$1.59	to	$1.97	$1,661	—	0.95%	to	2.25%	1.79%	to	3.19%
2017		1,015	$1.56	to	$1.93	$1,718	—	0.95%	to	2.25%	-14.05%	to	-12.96%
2016		1,289	$1.81	to	$2.24	$2,521	—	0.95%	to	2.25%	-7.39%	to	-6.09%
2015		1,400	$1.95	to	$2.41	$2,943	—	0.95%	to	2.25%	-3.98%	to	-2.13%
2014		1,653	$2.03	to	$2.51	$3,592	—	0.95%	to	2.35%	-31.96%	to	-30.91%
Putnam VT Income Fund - Class 1B
2018		71	$10.26	to	$10.31	$725	3.19%	0.60%	to	1.15%	-0.96%	to	-0.39%
2017		88	$10.30	to	$10.41	$904	4.33%	0.60%	to	1.15%		4.99%
2016		87		$9.81		$851	3.34%		0.60%			1.34%
2015	07/07/2015	33		$9.68		$323	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Putnam VT International Equity Fund - Class 1B
2018		2	$9.54	to	$10.13	$20	—	0.60%	to	1.15%	-20.05%	to	-19.63%
2017		3	$11.87	to	$12.67	$41	0.50%	0.60%	to	1.15%		25.87%
2016	02/05/2016	—		$9.43		$4	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Putnam VT International Value Fund - Class 1B
2018		1		$9.97		$7	—		0.60%			-18.08%
2017		1		$12.17		$9	1.53%		0.60%			23.93%
2016	02/25/2016	1		$9.82		$8	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Putnam VT Mortgage Securities Fund - Class 1B
2018		93	$9.75	to	$9.81	$906	2.91%	0.60%	to	1.15%	-2.00%	to	-1.52%
2017		95	$9.90	to	$10.01	$947	1.94%	0.60%	to	1.15%	0.81%	to	1.33%
2016		74	$9.77	to	$9.93	$719	0.77%	0.60%	to	1.15%		-0.41%
2015	07/07/2015	12		$9.81		$121	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Putnam VT Multi-Cap Core Fund - Class IB Shares
2018		16	$11.54	to	$12.41	$192	1.03%	0.60%	to	1.15%	-8.70%	to	-8.14%
2017		15	$12.64	to	$13.51	$196	1.14%	0.60%	to	1.15%		22.04%
2016	03/14/2016	9		$11.07		$100	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Putnam VT Small Cap Value Fund - Class 1B
2018		26	$9.37	to	$10.15	$265	0.43%	0.60%	to	1.15%	-20.86%	to	-20.45%
2017		16	$11.84	to	$12.76	$200	0.59%	0.60%	to	1.15%		7.23%
2016		11		$11.90		$135	1.10%		0.60%			26.73%
2015	07/07/2015	8		$9.39		$78	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
T. Rowe Price Blue Chip Growth Portfolio - II
2018		353	$13.52	to	$14.00	$4,881	—	0.60%	to	1.15%	0.52%	to	1.01%
2017		337	$13.45	to	$13.86	$4,639	—	0.60%	to	1.15%	34.23%	to	35.09%
2016		208	$10.02	to	$10.26	$2,132	—	0.60%	to	1.15%		—
2015	07/07/2015	54		$10.26		$558	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
T. Rowe Price Health Sciences Portfolio - II
2018		408	$10.86	to	$11.95	$4,618	—	0.60%	to	1.15%	-0.33%	to	0.28%
2017		393	$10.83	to	$11.99	$4,411	—	0.60%	to	1.15%	25.81%	to	26.52%
2016		240	$8.56	to	$9.53	$2,057	—	0.60%	to	1.15%		-11.20%
2015	07/07/2015	116		$9.64		$1,118	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
MFS VIT Utilities Series Portfolio - Service Class
2018		86	$10.58	to	$11.78	$966	0.78%	0.60%	to	1.15%	-0.34%	to	0.19%
2017		95	$10.56	to	$11.82	$1,074	3.08%	0.60%	to	1.15%		13.79%
2016		25		$9.28		$230	5.45%		0.60%			10.61%
2015	07/07/2015	5		$8.39		$45	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Balanced Portfolio - Class S
2018		137	$12.91	to	$19.85	$2,385	1.91%	0.75%	to	2.00%	-8.89%	to	-7.76%
2017		161	$14.17	to	$21.51	$3,054	2.39%	0.75%	to	2.00%	12.10%	to	13.56%
2016		193	$12.64	to	$18.95	$3,255	1.50%	0.75%	to	2.00%	5.42%	to	6.82%
2015		224	$11.99	to	$17.74	$3,484	1.77%	0.75%	to	2.00%	-4.08%	to	-2.90%
2014		265	$12.50	to	$18.27	$4,179	1.42%	0.75%	to	2.00%	3.91%	to	5.18%
Voya Intermediate Bond Portfolio - Class A
2018		285	$10.00	to	$10.33	$2,914	3.04%	0.60%	to	1.15%	-2.25%	to	-1.71%
2017		389	$10.23	to	$10.51	$4,049	2.65%	0.60%	to	1.15%		3.96%
2016		312		$10.11		$3,155	2.09%		0.60%			3.27%
2015	07/07/2015	88		$9.79		$861	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Intermediate Bond Portfolio - Class S
2018		143,182	$12.14	to	$17.81	$2,124,524	3.40%	0.75%	to	2.35%	-3.11%	to	-1.55%
2017		158,880	$12.53	to	$18.09	$2,421,278	3.12%	0.75%	to	2.35%	2.29%	to	4.03%
2016		182,890	$12.23	to	$17.39	$2,706,288	2.17%	0.75%	to	2.35%	1.74%	to	3.39%
2015		205,762	$11.43	to	$16.82	$2,974,758	3.11%	0.75%	to	2.35%	-2.11%	to	-0.53%
2014		230,215	$11.66	to	$16.91	$3,376,542	4.61%	0.75%	to	2.35%	3.97%	to	5.69%
Voya Global Perspectives® Portfolio - Class A
2018		8,703	$10.34	to	$11.24	$93,724	2.61%	0.60%	to	2.35%	-9.68%	to	-8.09%
2017		10,222	$11.25	to	$12.27	$121,086	2.51%	0.60%	to	2.35%	11.90%	to	13.87%
2016		13,105	$9.88	to	$10.81	$137,810	2.51%	0.60%	to	2.35%	3.96%	to	5.89%
2015		15,187	$9.33	to	$10.24	$152,601	2.40%	0.60%	to	2.35%	-5.92%	to	-4.66%
2014		18,392	$10.48	to	$10.74	$195,095	0.04%	0.95%	to	2.35%	1.35%	to	2.40%
Voya Government Liquid Assets Portfolio - Service Class
2018		23,843	$8.48	to	$18.49	$317,669	1.29%	0.75%	to	2.35%	-1.05%	to	0.60%
2017		25,174	$8.57	to	$18.38	$336,322	0.37%	0.75%	to	2.35%	-1.95%	to	-0.33%
2016		33,048	$8.74	to	$18.44	$446,968	—	0.75%	to	2.35%	-2.24%	to	-0.65%
2015		36,642	$8.72	to	$18.56	$503,179	—	0.75%	to	2.35%	-2.30%	to	-0.75%
2014		39,812	$8.77	to	$18.70	$558,683	—	0.75%	to	2.35%	-2.35%	to	-0.74%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Government Liquid Assets Portfolio - Service 2 Class
2018		978	$8.58	to	$9.93	$9,175	1.11%	0.60%	to	2.20%	-1.04%	to	0.61%
2017		1,190	$8.67	to	$9.90	$11,296	0.25%	0.60%	to	2.20%	-1.92%	to	-0.30%
2016		1,083	$8.84	to	$9.99	$10,116	—	0.60%	to	2.20%	-2.10%	to	-0.50%
2015		1,064	$9.03	to	$9.95	$9,975	—	0.60%	to	2.20%	-2.17%	to	-1.42%
2014		812	$9.23	to	$9.87	$7,703	—	1.40%	to	2.20%	-2.22%	to	-1.40%
Voya High Yield Portfolio - Adviser Class
2018		70	$10.16	to	$10.92	$746	5.60%	0.60%	to	1.15%	-4.69%	to	-4.13%
2017		81	$10.66	to	$11.39	$896	5.70%	0.60%	to	1.15%		5.17%
2016		37		$10.83		$395	5.87%		0.60%			13.52%
2015	07/07/2015	2		$9.54		$24	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya High Yield Portfolio - Service Class
2018		13,103	$16.31	to	$21.72	$248,526	5.78%	0.75%	to	2.35%	-5.50%	to	-3.92%
2017		15,193	$17.25	to	$22.65	$303,623	6.81%	0.75%	to	2.35%	3.70%	to	5.40%
2016		19,111	$16.28	to	$21.52	$366,188	6.65%	0.75%	to	2.35%	11.90%	to	13.71%
2015		21,065	$11.89	to	$18.95	$358,773	6.08%	0.75%	to	2.35%	-4.31%	to	-2.74%
2014		25,246	$12.38	to	$19.51	$446,912	6.31%	0.75%	to	2.35%	-1.21%	to	0.43%
Voya Large Cap Growth Portfolio - Adviser Class
2018		70,169	$12.53	to	$20.14	$1,321,041	0.05%	0.60%	to	2.35%	-4.39%	to	-2.67%
2017		81,401	$12.95	to	$20.72	$1,593,395	0.07%	0.60%	to	2.35%	26.00%	to	28.18%
2016		104,566	$10.22	to	$16.18	$1,615,163	—	0.60%	to	2.35%	0.94%	to	2.71%
2015		121,674	$9.95	to	$15.78	$1,851,133	0.01%	0.60%	to	2.35%	3.19%	to	4.92%
2014		139,756	$14.40	to	$15.04	$2,047,691	0.07%	0.75%	to	2.35%	10.43%	to	12.16%
Voya Large Cap Growth Portfolio - Institutional Class
2018		4	$14.27	to	$14.66	$61	—	0.75%	to	1.35%	-2.79%	to	-2.27%
2017		7	$14.68	to	$14.99	$100	0.64%	0.75%	to	1.35%	27.99%	to	28.87%
2016		7	$11.47	to	$11.64	$80	0.55%	0.75%	to	1.35%	2.50%	to	3.10%
2015		7	$11.19	to	$11.29	$79	—	0.75%	to	1.35%	4.97%	to	5.61%
2014	07/18/2014	8	$10.66	to	$10.69	$87	(a)	0.75%	to	1.35%		(a)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Large Cap Growth Portfolio - Service Class
2018		37,634	$14.11	to	$35.68	$1,111,621	0.40%	0.75%	to	2.35%	-4.06%	to	-2.46%
2017		44,052	$14.55	to	$36.58	$1,348,769	0.42%	0.75%	to	2.35%	26.37%	to	28.44%
2016		57,036	$11.40	to	$28.48	$1,372,933	0.30%	0.75%	to	2.35%	1.23%	to	2.93%
2015		67,409	$11.14	to	$27.67	$1,592,102	0.36%	0.75%	to	2.35%	3.62%	to	5.34%
2014		79,906	$10.65	to	$26.28	$1,810,256	0.22%	0.75%	to	2.35%	10.72%	to	12.50%
Voya Large Cap Growth Portfolio - Service 2 Class
2018		436	$26.04	to	$30.39	$12,351	0.22%	1.40%	to	2.20%	-4.02%	to	-3.22%
2017		492	$27.13	to	$31.40	$14,504	0.26%	1.40%	to	2.20%	26.36%	to	27.38%
2016		620	$21.47	to	$24.65	$14,453	0.12%	1.40%	to	2.20%	1.32%	to	2.15%
2015		722	$21.19	to	$24.13	$16,548	0.25%	1.40%	to	2.20%	3.57%	to	4.41%
2014		837	$20.46	to	$23.11	$18,447	0.02%	1.40%	to	2.20%	10.77%	to	11.64%
Voya Large Cap Value Portfolio - Adviser Class
2018		34	$10.56	to	$10.72	$359	1.49%	0.60%	to	1.15%	-9.43%	to	-8.84%
2017		38	$11.65	to	$11.76	$447	2.19%	0.60%	to	1.15%		12.11%
2016		28		$10.49		$298	2.44%		0.60%			12.55%
2015	07/07/2015	11		$9.32		$101	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Large Cap Value Portfolio - Service Class
2018		36,776	$12.80	to	$17.53	$601,195	1.77%	0.75%	to	2.35%	-10.14%	to	-8.70%
2017		41,939	$14.11	to	$19.23	$758,788	2.05%	0.75%	to	2.35%	10.57%	to	12.36%
2016		54,367	$12.63	to	$17.14	$884,391	2.06%	0.75%	to	2.35%	10.88%	to	12.77%
2015		64,822	$11.27	to	$15.23	$945,068	1.67%	0.75%	to	2.35%	-6.84%	to	-5.38%
2014		64,564	$11.98	to	$16.11	$1,004,251	2.06%	0.75%	to	2.35%	7.12%	to	8.93%
Voya Limited Maturity Bond Portfolio - Service Class
2018		1,041	$10.62	to	$29.34	$21,661	1.48%	0.50%	to	2.25%	-1.20%	to	0.58%
2017		1,201	$10.64	to	$29.17	$25,111	1.71%	0.50%	to	2.25%	-1.08%	to	0.69%
2016		1,437	$9.91	to	$28.97	$30,117	1.25%	0.50%	to	2.25%	-1.01%	to	0.77%
2015		1,661	$9.99	to	$28.75	$34,939	0.95%	0.50%	to	2.25%	-1.71%	to	0.07%
2014		1,963	$10.14	to	$28.73	$41,765	0.68%	0.50%	to	2.25%	-1.57%	to	0.17%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Retirement Conservative Portfolio - Adviser Class
2018		29,697	$9.87	to	$11.25	$310,189	1.92%	0.60%	to	2.35%	-5.00%	to	-3.33%
2017		32,691	$10.39	to	$11.67	$357,477	1.39%	0.60%	to	2.35%	5.22%	to	7.11%
2016		39,620	$9.87	to	$10.94	$409,091	1.61%	0.60%	to	2.35%	2.17%	to	4.02%
2015		39,015	$9.66	to	$10.55	$392,007	1.46%	0.60%	to	2.35%	-3.11%	to	-1.77%
2014		42,094	$9.97	to	$10.74	$433,936	3.02%	0.95%	to	2.35%	3.42%	to	4.88%
Voya Retirement Growth Portfolio - Adviser Class
2018		165,782	$10.75	to	$15.21	$2,342,173	1.69%	0.60%	to	2.35%	-9.68%	to	-8.04%
2017		185,585	$11.69	to	$16.59	$2,885,363	1.75%	0.60%	to	2.35%	13.97%	to	15.97%
2016		232,028	$10.08	to	$14.36	$3,147,521	2.19%	0.60%	to	2.35%	4.77%	to	6.67%
2015		269,574	$9.45	to	$13.51	$3,468,340	1.64%	0.60%	to	2.35%	-4.33%	to	-2.95%
2014		307,066	$12.93	to	$13.92	$4,103,107	1.65%	0.95%	to	2.35%	2.86%	to	4.28%
Voya Retirement Moderate Growth Portfolio - Adviser Class
2018		113,710	$10.65	to	$15.13	$1,598,446	1.76%	0.60%	to	2.35%	-8.48%	to	-6.86%
2017		129,250	$11.50	to	$16.31	$1,973,767	1.75%	0.60%	to	2.35%	11.86%	to	13.87%
2016		157,892	$10.11	to	$14.37	$2,142,739	2.15%	0.60%	to	2.35%	4.26%	to	6.20%
2015		183,829	$9.52	to	$13.58	$2,378,233	1.61%	0.60%	to	2.35%	-3.86%	to	-2.58%
2014		206,503	$12.94	to	$13.94	$2,763,243	1.64%	0.95%	to	2.35%	3.19%	to	4.73%
Voya Retirement Moderate Portfolio - Adviser Class
2018		64,965	$10.47	to	$14.30	$864,522	1.83%	0.60%	to	2.35%	-7.32%	to	-5.72%
2017		73,293	$11.15	to	$15.20	$1,045,513	1.61%	0.60%	to	2.35%	9.20%	to	11.24%
2016		87,858	$10.05	to	$13.73	$1,140,762	1.96%	0.60%	to	2.35%	3.25%	to	5.13%
2015		101,168	$9.56	to	$13.10	$1,263,660	0.85%	0.60%	to	2.35%	-3.85%	to	-2.53%
2014		115,102	$12.48	to	$13.44	$1,486,439	2.92%	0.95%	to	2.35%	2.80%	to	4.27%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2018		73	$9.60	to	$9.64	$707	1.68%	0.60%	to	1.15%	-3.52%	to	-3.02%
2017		73	$9.94	to	$9.95	$725	0.68%	0.60%	to	1.15%		1.53%
2016		51		$9.79		$504	—		0.60%			2.73%
2015	07/07/2015	23		$9.53		$215	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2018		13,753	$10.12	to	$11.85	$148,078	2.11%	0.75%	to	2.35%	-4.35%	to	-2.79%
2017		13,815	$10.58	to	$12.19	$154,571	1.24%	0.75%	to	2.35%	0.06%	to	1.71%
2016		16,576	$10.57	to	$11.98	$184,145	—	0.75%	to	2.35%	1.24%	to	2.83%
2015		17,877	$10.44	to	$11.65	$195,137	1.29%	0.75%	to	2.35%	-4.92%	to	-3.32%
2014		20,607	$10.98	to	$12.05	$234,867	1.34%	0.75%	to	2.35%	0.09%	to	1.77%
VY® Clarion Global Real Estate Portfolio - Adviser Class
2018		28	$9.24	to	$10.16	$256	4.17%	0.60%	to	1.15%	-10.09%	to	-9.68%
2017		36	$10.23	to	$11.30	$367	3.34%	0.60%	to	1.15%		9.53%
2016		66		$9.34		$616	0.96%		0.60%			-0.32%
2015	07/07/2015	15		$9.37		$145	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Clarion Global Real Estate Portfolio - Service Class
2018		4,393	$10.78	to	$14.39	$56,621	5.22%	0.75%	to	2.35%	-10.90%	to	-9.45%
2017		5,015	$11.97	to	$15.92	$72,058	3.51%	0.75%	to	2.35%	7.90%	to	9.67%
2016		6,167	$10.98	to	$14.55	$81,615	1.11%	0.75%	to	2.35%	-1.73%	to	-0.17%
2015		7,173	$11.06	to	$14.60	$96,023	2.99%	0.75%	to	2.35%	-4.00%	to	-2.36%
2014		8,280	$11.41	to	$14.99	$114,698	1.11%	0.75%	to	2.35%	11.16%	to	12.93%
VY® Clarion Global Real Estate Portfolio - Service 2 Class
2018		58	$12.03	to	$13.34	$734	5.13%	1.40%	to	2.20%	-10.82%	to	-10.11%
2017		64	$13.49	to	$14.84	$902	3.41%	1.40%	to	2.20%	8.01%	to	8.88%
2016		75	$12.49	to	$13.63	$979	0.93%	1.40%	to	2.20%	-1.81%	to	-0.94%
2015		92	$12.72	to	$13.76	$1,206	2.66%	1.40%	to	2.20%	-4.00%	to	-3.23%
2014		110	$13.25	to	$14.22	$1,505	0.98%	1.40%	to	2.20%	11.15%	to	12.06%
VY® Clarion Real Estate Portfolio - Adviser Class
2018		62	$9.57	to	$10.03	$591	2.57%	0.60%	to	1.15%	-9.07%	to	-8.60%
2017		70	$10.47	to	$11.03	$731	2.33%	0.60%	to	1.15%	3.67%	to	4.28%
2016		59	$10.04	to	$10.64	$589	1.45%	0.60%	to	1.15%		3.19%
2015	07/07/2015	9		$9.73		$83	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Clarion Real Estate Portfolio - Service Class
2018		1,431	$16.76	to	$137.62	$110,260	2.68%	0.50%	to	2.35%	-9.88%	to	-8.11%
2017		1,626	$18.33	to	$149.77	$138,229	2.12%	0.50%	to	2.35%	2.70%	to	4.65%
2016		2,181	$17.60	to	$143.11	$182,844	1.57%	0.50%	to	2.35%	1.77%	to	3.73%
2015		2,598	$17.05	to	$137.97	$214,739	1.31%	0.50%	to	2.35%	0.52%	to	2.43%
2014		3,046	$16.09	to	$134.70	$250,745	1.38%	0.50%	to	2.35%	26.80%	to	29.23%
VY® Clarion Real Estate Portfolio - Service 2 Class
2018		357	$18.08	to	$35.13	$9,719	2.54%	1.40%	to	2.20%	-9.83%	to	-9.08%
2017		394	$20.05	to	$38.63	$11,908	2.01%	1.40%	to	2.20%	2.72%	to	3.56%
2016		492	$19.52	to	$37.31	$14,584	1.44%	1.40%	to	2.20%	1.77%	to	2.61%
2015		583	$19.18	to	$36.36	$17,040	1.15%	1.40%	to	2.20%	0.52%	to	1.37%
2014		669	$19.08	to	$35.87	$19,323	1.24%	1.40%	to	2.20%	26.95%	to	27.92%
VY® Franklin Income Portfolio - Adviser Class
2018		182	$10.54	to	$10.88	$1,945	5.37%	0.60%	to	1.15%	-6.48%	to	-5.96%
2017		186	$11.27	to	$11.57	$2,112	3.00%	0.60%	to	1.15%		9.36%
2016		45		$10.58		$471	6.02%		0.60%			14.63%
2015	07/07/2015	29		$9.23		$265	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Franklin Income Portfolio - Service Class
2018		17,837	$13.94	to	$16.69	$267,955	5.17%	0.95%	to	2.35%	-7.25%	to	-5.92%
2017		21,109	$14.69	to	$17.74	$339,916	4.38%	0.95%	to	2.55%	7.53%	to	9.24%
2016		26,115	$13.57	to	$16.24	$388,268	6.34%	0.95%	to	2.60%	12.61%	to	14.61%
2015		29,930	$11.69	to	$14.18	$391,639	4.70%	0.95%	to	2.60%	-8.78%	to	-7.26%
2014		36,702	$12.77	to	$15.30	$522,208	3.98%	0.95%	to	2.60%	2.24%	to	4.02%
VY® Franklin Income Portfolio - Service 2 Class
2018		317	$13.95	to	$15.46	$4,648	5.08%	1.40%	to	2.20%	-7.25%	to	-6.53%
2017		342	$15.03	to	$16.53	$5,388	4.55%	1.40%	to	2.20%	7.73%	to	8.62%
2016		528	$13.95	to	$15.22	$7,703	6.39%	1.40%	to	2.20%	12.96%	to	13.92%
2015		604	$12.35	to	$13.36	$7,767	4.34%	1.40%	to	2.20%	-8.59%	to	-7.86%
2014		785	$13.51	to	$14.50	$10,974	3.81%	1.40%	to	2.20%	2.50%	to	3.35%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Invesco Growth and Income Portfolio - Adviser Class
2018		94	$10.04	to	$10.94	$1,010	1.11%	0.60%	to	1.15%	-14.84%	to	-14.40%
2017		92	$11.79	to	$12.78	$1,155	2.21%	0.60%	to	1.15%		12.80%
2016		31		$11.33		$348	2.12%		0.60%			18.76%
2015	07/07/2015	14		$9.54		$136	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Invesco Growth and Income Portfolio - Service Class
2018		6,486	$16.17	to	$62.35	$260,912	1.44%	0.50%	to	2.35%	-15.61%	to	-14.02%
2017		7,469	$18.93	to	$72.51	$355,649	1.95%	0.50%	to	2.35%	11.23%	to	13.33%
2016		9,221	$16.81	to	$63.99	$394,630	2.07%	0.50%	to	2.35%	17.13%	to	19.32%
2015		9,454	$13.57	to	$53.63	$357,745	3.20%	0.50%	to	2.35%	-5.23%	to	-3.42%
2014		10,718	$14.22	to	$55.53	$428,723	1.16%	0.50%	to	2.35%	7.52%	to	9.57%
VY® Invesco Growth and Income Portfolio - Service 2 Class
2018		1,093	$17.15	to	$26.08	$24,265	1.30%	1.40%	to	2.20%	-15.56%	to	-14.91%
2017		1,207	$20.31	to	$30.64	$31,637	1.89%	1.40%	to	2.20%	11.17%	to	12.11%
2016		1,578	$18.27	to	$27.34	$37,281	2.11%	1.40%	to	2.20%	17.19%	to	18.10%
2015		1,870	$15.59	to	$23.15	$37,776	3.06%	1.40%	to	2.20%	-5.23%	to	-4.46%
2014		2,100	$16.45	to	$24.23	$44,565	0.99%	1.40%	to	2.20%	7.52%	to	8.41%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2018		142	$10.68	to	$11.41	$1,568	0.35%	0.60%	to	1.15%	-18.03%	to	-17.53%
2017		139	$12.95	to	$13.91	$1,869	0.19%	0.60%	to	1.15%		41.53%
2016		32		$9.15		$289	0.73%		0.60%			12.00%
2015	07/07/2015	7		$8.17		$57	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2018		12,476	$9.56	to	$26.06	$258,107	0.58%	0.75%	to	2.35%	-18.73%	to	-17.38%
2017		14,486	$11.62	to	$31.56	$366,368	0.48%	0.75%	to	2.35%	39.70%	to	41.91%
2016		16,934	$7.82	to	$22.24	$305,304	1.23%	0.75%	to	2.35%	10.25%	to	12.08%
2015		19,160	$7.05	to	$19.85	$311,161	1.20%	0.75%	to	2.35%	-17.64%	to	-16.27%
2014		21,644	$8.19	to	$23.77	$425,807	0.95%	0.75%	to	2.35%	-1.44%	to	0.21%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
2018		331	$20.39	to	$34.89	$8,933	0.41%	1.40%	to	2.20%	-18.73%	to	-18.10%
2017		363	$25.09	to	$42.59	$12,083	0.30%	1.40%	to	2.20%	39.62%	to	40.78%
2016		502	$17.97	to	$30.26	$12,192	1.03%	1.40%	to	2.20%	10.38%	to	11.29%
2015		612	$16.28	to	$27.19	$13,503	0.99%	1.40%	to	2.20%	-17.82%	to	-17.13%
2014		708	$19.81	to	$32.81	$18,782	0.79%	1.40%	to	2.20%	-1.39%	to	-0.64%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2018		113	$10.90	to	$11.16	$1,248	0.08%	0.60%	to	1.15%	-11.81%	to	-11.36%
2017		91	$12.36	to	$12.59	$1,134	0.19%	0.60%	to	1.15%		14.45%
2016		39		$11.00		$429	0.24%		0.60%			20.48%
2015	07/07/2015	18		$9.13		$168	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2018		7,508	$21.04	to	$33.03	$206,900	0.38%	0.90%	to	2.35%	-12.62%	to	-11.33%
2017		7,413	$24.08	to	$37.25	$234,254	0.46%	0.90%	to	2.35%	12.84%	to	14.51%
2016		9,725	$21.34	to	$32.53	$271,473	0.48%	0.90%	to	2.35%	18.75%	to	20.53%
2015		11,229	$17.97	to	$26.99	$262,680	0.21%	0.90%	to	2.35%	-5.97%	to	-4.56%
2014		11,915	$18.45	to	$28.28	$294,822	0.34%	0.90%	to	2.35%	5.81%	to	7.37%
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
2018		658	$21.04	to	$35.83	$19,118	0.19%	1.40%	to	2.20%	-12.62%	to	-11.90%
2017		722	$24.08	to	$40.67	$24,069	0.32%	1.40%	to	2.20%	12.88%	to	13.81%
2016		947	$21.33	to	$35.73	$28,174	0.31%	1.40%	to	2.20%	18.76%	to	19.70%
2015		1,134	$17.96	to	$29.85	$28,391	0.05%	1.40%	to	2.20%	-6.02%	to	-5.21%
2014		1,288	$19.11	to	$31.49	$34,126	0.18%	1.40%	to	2.20%	5.87%	to	6.71%
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
2018		150	$12.39	to	$12.95	$1,906	0.84%	0.60%	to	1.15%	-3.20%	to	-2.70%
2017		143	$12.80	to	$13.31	$1,881	0.87%	0.60%	to	1.15%		24.74%
2016		95		$10.67		$1,011	1.28%		0.60%			4.30%
2015	07/07/2015	10		$10.23		$105	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Morgan Stanley Global Franchise Portfolio - Service Class
2018		7,761	$20.48	to	$36.97	$238,037	1.05%	0.90%	to	2.35%	-4.03%	to	-2.58%
2017		8,670	$21.07	to	$37.95	$275,690	1.22%	0.90%	to	2.35%	22.89%	to	24.71%
2016		11,469	$16.13	to	$30.43	$293,868	1.28%	0.90%	to	2.35%	2.84%	to	4.36%
2015		12,600	$15.58	to	$29.16	$313,634	1.81%	0.90%	to	2.35%	3.86%	to	5.39%
2014		13,839	$14.33	to	$27.67	$329,736	1.70%	0.90%	to	2.35%	1.81%	to	3.32%
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
2018		1,141	$24.79	to	$35.69	$34,473	0.87%	1.40%	to	2.20%	-4.06%	to	-3.28%
2017		1,294	$25.84	to	$36.90	$40,730	1.10%	1.40%	to	2.20%	22.92%	to	23.93%
2016		1,689	$21.02	to	$29.77	$43,417	1.12%	1.40%	to	2.20%	2.84%	to	3.69%
2015		1,967	$20.44	to	$28.71	$49,185	1.70%	1.40%	to	2.20%	3.86%	to	4.67%
2014		2,220	$19.68	to	$27.43	$53,341	1.56%	1.40%	to	2.20%	1.81%	to	2.66%
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2018		2,934	$11.34	to	$12.20	$34,998	2.06%	0.60%	to	1.15%	-1.05%	to	-0.49%
2017		2,820	$11.46	to	$12.26	$33,971	1.11%	0.60%	to	1.15%	13.47%	to	14.05%
2016		1,823	$10.10	to	$10.75	$19,599	1.60%	0.60%	to	1.15%		6.97%
2015	07/07/2015	580		$10.05		$5,827	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2018		35,838	$20.48	to	$117.60	$2,189,453	2.10%	0.75%	to	2.35%	-1.83%	to	-0.27%
2017		39,763	$20.65	to	$117.95	$2,478,134	1.15%	0.75%	to	2.35%	12.37%	to	14.23%
2016		46,595	$17.05	to	$103.30	$2,644,523	1.31%	0.75%	to	2.35%	5.52%	to	7.27%
2015		50,166	$16.14	to	$96.38	$2,707,496	1.26%	0.75%	to	2.35%	2.78%	to	4.44%
2014		53,376	$15.69	to	$92.34	$2,815,358	1.28%	0.75%	to	2.35%	9.49%	to	11.31%
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
2018		1,762	$21.94	to	$34.33	$51,188	2.02%	1.40%	to	2.20%	-1.88%	to	-1.07%
2017		1,894	$22.36	to	$34.70	$55,843	0.98%	1.40%	to	2.20%	12.43%	to	13.35%
2016		2,397	$19.89	to	$30.61	$63,009	1.11%	1.40%	to	2.20%	5.52%	to	6.32%
2015		2,841	$18.85	to	$28.79	$70,737	1.08%	1.40%	to	2.20%	2.78%	to	3.64%
2014		3,244	$18.34	to	$27.78	$78,024	1.12%	1.40%	to	2.20%	9.49%	to	10.41%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2018		101	$10.63	to	$11.21	$1,102	1.87%	0.60%	to	1.15%	-10.75%	to	-10.25%
2017		103	$11.91	to	$12.49	$1,257	2.30%	0.60%	to	1.15%		15.22%
2016		34		$10.84		$370	2.66%		0.60%			17.57%
2015	07/07/2015	14		$9.22		$128	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® T. Rowe Price Equity Income Portfolio - Service Class
2018		9,652	$16.15	to	$68.43	$385,400	2.09%	0.50%	to	2.35%	-11.44%	to	-9.77%
2017		10,887	$18.01	to	$75.84	$491,685	1.90%	0.50%	to	2.35%	13.50%	to	15.65%
2016		14,382	$15.68	to	$65.58	$564,297	2.18%	0.50%	to	2.35%	16.00%	to	18.18%
2015		15,694	$12.22	to	$55.49	$533,538	1.99%	0.50%	to	2.35%	-9.07%	to	-7.36%
2014		17,930	$13.43	to	$59.90	$671,155	1.79%	0.50%	to	2.35%	4.93%	to	6.91%
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class
2018		680	$16.26	to	$24.50	$14,247	2.01%	1.40%	to	2.20%	-11.44%	to	-10.71%
2017		745	$18.36	to	$27.44	$17,655	1.81%	1.40%	to	2.20%	13.54%	to	14.43%
2016		974	$16.17	to	$23.98	$20,422	2.03%	1.40%	to	2.20%	16.00%	to	16.92%
2015		1,117	$13.94	to	$20.51	$20,224	1.93%	1.40%	to	2.20%	-9.13%	to	-8.36%
2014		1,235	$15.34	to	$22.38	$24,490	1.69%	1.40%	to	2.20%	4.92%	to	5.82%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2018		53	$10.06	to	$10.56	$547	1.83%	0.60%	to	1.15%	-15.45%	to	-14.96%
2017		36	$11.83	to	$12.49	$439	0.54%	0.60%	to	1.15%		26.66%
2016		14		$9.34		$128	1.75%		0.60%			0.97%
2015	07/07/2015	3		$9.25		$23	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® T. Rowe Price International Stock Portfolio - Service Class
2018		7,905	$9.56	to	$17.08	$118,120	1.81%	0.75%	to	2.35%	-16.15%	to	-14.79%
2017		8,511	$11.28	to	$20.07	$150,777	1.19%	0.75%	to	2.35%	24.86%	to	26.91%
2016		9,527	$8.94	to	$15.84	$134,555	1.44%	0.75%	to	2.60%	-0.69%	to	1.18%
2015		10,572	$8.90	to	$15.69	$148,903	0.99%	0.75%	to	2.60%	-3.55%	to	-1.69%
2014		11,066	$8.42	to	$15.98	$160,492	1.20%	0.75%	to	2.60%	-3.64%	to	-1.86%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Templeton Global Growth Portfolio - Service Class
2018		4,857	$11.91	to	$34.87	$121,282	2.69%	0.80%	to	2.35%	-16.38%	to	-15.05%
2017		5,485	$14.07	to	$41.04	$163,774	1.63%	0.80%	to	2.35%	15.44%	to	17.28%
2016		6,915	$12.04	to	$35.00	$177,409	3.58%	0.80%	to	2.35%	8.29%	to	9.99%
2015		8,138	$10.98	to	$31.82	$192,255	2.69%	0.80%	to	2.35%	-9.71%	to	-8.30%
2014		9,354	$11.12	to	$34.70	$243,688	1.20%	0.80%	to	2.35%	-5.05%	to	-3.53%
VY® Templeton Global Growth Portfolio - Service 2 Class
2018		122	$13.12	to	$21.55	$2,206	2.45%	1.40%	to	2.20%	-16.38%	to	-15.72%
2017		143	$15.69	to	$25.57	$3,008	1.63%	1.40%	to	2.20%	15.45%	to	16.40%
2016		159	$13.59	to	$21.96	$2,979	3.61%	1.40%	to	2.20%	8.29%	to	9.15%
2015		197	$12.55	to	$20.12	$3,400	2.51%	1.40%	to	2.20%	-9.78%	to	-9.00%
2014		263	$13.91	to	$22.11	$4,879	1.11%	1.40%	to	2.20%	-5.12%	to	-4.33%
Voya Global Bond Portfolio - Adviser Class
2018		52	$10.20	to	$10.57	$539	3.52%	0.60%	to	1.15%	-3.59%	to	-2.94%
2017		40	$10.58	to	$10.89	$428	2.01%	0.60%	to	1.15%		8.36%
2016		20		$10.05		$201	1.60%		0.60%			5.24%
2015	07/07/2015	5		$9.55		$49	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Global Bond Portfolio - Service Class
2018		255	$13.56	to	$14.74	$3,612	3.61%	0.75%	to	1.35%	-3.49%	to	-2.90%
2017		255	$14.05	to	$15.18	$3,760	2.29%	0.75%	to	1.35%	7.83%	to	8.51%
2016		285	$13.03	to	$13.99	$3,875	1.57%	0.75%	to	1.35%	4.57%	to	5.19%
2015		319	$12.46	to	$13.30	$4,143	—	0.75%	to	1.35%	-5.82%	to	-5.20%
2014		403	$13.23	to	$14.03	$5,526	0.54%	0.75%	to	1.35%	-1.19%	to	-0.57%
Voya Solution 2025 Portfolio - Adviser Class
2018		40	$10.74	to	$10.76	$431	1.69%	0.60%	to	1.15%	-7.09%	to	-6.52%
2017		45	$11.51	to	$11.56	$518	1.53%	0.60%	to	1.15%		14.30%
2016		35		$10.07		$356	2.86%		0.60%			4.90%
2015	07/07/2015	4		$9.60		$40	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Solution 2025 Portfolio - Service Class
2018		795	$15.81	to	$17.18	$13,131	2.08%	0.75%	to	1.35%	-7.00%	to	-6.43%
2017		895	$17.00	to	$18.36	$15,848	1.99%	0.75%	to	1.35%	13.71%	to	14.39%
2016		983	$14.95	to	$16.04	$15,258	2.11%	0.75%	to	1.35%	4.47%	to	5.04%
2015		1,111	$14.31	to	$15.27	$16,464	3.15%	0.75%	to	1.35%	-1.45%	to	-0.84%
2014		1,220	$14.52	to	$15.40	$18,263	2.02%	0.75%	to	1.35%	4.16%	to	4.83%
Voya Solution 2035 Portfolio - Adviser Class
2018		21	$10.79	to	$10.89	$230	2.03%	0.60%	to	1.15%	-9.63%	to	-9.02%
2017		14	$11.86	to	$12.05	$165	0.68%	0.60%	to	1.15%		18.48%
2016		4		$10.01		$43	2.16%		0.60%			5.37%
2015	07/07/2015	2		$9.50		$20	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution 2035 Portfolio - Service Class
2018		430	$16.67	to	$18.11	$7,448	1.78%	0.75%	to	1.35%	-9.60%	to	-9.04%
2017		468	$18.44	to	$19.91	$8,959	1.56%	0.75%	to	1.35%	17.83%	to	18.51%
2016		495	$15.65	to	$16.80	$8,012	2.03%	0.75%	to	1.35%	4.82%	to	5.46%
2015		541	$14.93	to	$15.93	$8,332	3.19%	0.75%	to	1.35%	-1.84%	to	-1.24%
2014		605	$15.21	to	$16.13	$9,463	1.98%	0.75%	to	1.35%	4.25%	to	4.88%
Voya Solution 2045 Portfolio - Adviser Class
2018		7	$10.66	to	$10.84	$72	1.41%	0.60%	to	1.15%	-11.58%	to	-11.02%
2017		6	$11.98	to	$12.26	$70	0.60%	0.60%	to	1.15%		20.16%
2016		3		$9.97		$25	0.95%		0.60%			5.50%
2015	07/07/2015	1		$9.45		$13	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution 2045 Portfolio - Service Class
2018		46	$17.00	to	$17.85	$794	1.35%	1.00%	to	1.35%	-11.46%	to	-11.11%
2017		51	$19.20	to	$20.08	$989	1.13%	1.00%	to	1.35%	19.63%	to	20.02%
2016		56	$16.05	to	$17.23	$908	1.58%	0.75%	to	1.35%	4.97%	to	5.58%
2015		61	$15.29	to	$16.32	$956	3.08%	0.75%	to	1.35%	-2.30%	to	-1.69%
2014		62	$15.65	to	$16.60	$989	1.76%	0.75%	to	1.35%	4.68%	to	5.33%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Solution 2055 Portfolio - Adviser Class
2018		8	$10.67	to	$10.86	$89	1.06%	0.60%	to	1.15%	-11.71%	to	-11.31%
2017		8	$12.03	to	$12.30	$99	1.25%	0.60%	to	1.15%		20.66%
2016		—		$9.97		$1	1.14%		0.60%			5.50%
2015	07/07/2015	—		$9.45		$1	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution Income Portfolio - Adviser Class
2018		73	$10.37	to	$10.47	$766	1.78%	0.60%	to	1.15%	-4.34%	to	-3.86%
2017		54	$10.84	to	$10.89	$583	1.77%	0.60%	to	1.15%		8.47%
2016		66		$10.04		$662	1.50%		0.60%			3.61%
2015	07/07/2015	24		$9.69		$231	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution Income Portfolio - Service Class
2018		900	$14.41	to	$15.66	$13,547	2.39%	0.75%	to	1.35%	-4.38%	to	-3.75%
2017		1,096	$15.07	to	$16.27	$17,211	2.30%	0.75%	to	1.35%	7.87%	to	8.47%
2016		1,147	$13.97	to	$15.00	$16,646	1.09%	0.75%	to	1.35%	3.02%	to	3.66%
2015		1,242	$13.56	to	$14.47	$17,422	1.39%	0.75%	to	1.35%	-1.24%	to	-0.62%
2014		416	$13.73	to	$14.56	$5,899	2.56%	0.75%	to	1.35%	4.33%	to	4.97%
Voya Solution Moderately Aggressive Portfolio - Service Class
2018		49,143	$10.14	to	$10.71	$510,312	1.81%	0.75%	to	2.35%	-11.29%	to	-9.85%
2017		55,830	$11.43	to	$11.88	$649,025	1.39%	0.75%	to	2.35%	15.35%	to	17.24%
2016		63,965	$9.91	to	$10.13	$640,172	1.19%	0.75%	to	2.35%	3.76%	to	5.41%
2015	08/14/2015	72,872	$9.55	to	$9.62	$698,643	(b)	0.75%	to	2.35%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2018		99	$9.94	to	$10.95	$1,050	0.85%	0.60%	to	1.15%	-15.48%	to	-15.05%
2017		103	$11.76	to	$12.89	$1,291	1.06%	0.60%	to	1.15%		10.27%
2016		57		$11.69		$671	1.25%		0.60%			22.92%
2015	07/07/2015	11		$9.51		$102	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2018		66	$31.65	to	$35.04	$2,269	1.00%	0.75%	to	1.35%	-15.51%	to	-14.99%
2017		72	$37.36	to	$41.32	$2,920	1.06%	0.75%	to	1.35%	9.63%	to	10.28%
2016		73	$33.99	to	$37.56	$2,711	1.35%	0.75%	to	1.35%	22.38%	to	23.15%
2015		63	$27.71	to	$30.58	$1,898	1.55%	0.75%	to	1.35%	-3.08%	to	-2.48%
2014		72	$28.51	to	$31.44	$2,219	1.29%	0.75%	to	1.35%	10.99%	to	11.61%
VY® Baron Growth Portfolio - Adviser Class
2018		97	$11.60	to	$12.59	$1,156	—	0.60%	to	1.15%	-3.23%	to	-2.68%
2017		84	$11.92	to	$13.01	$1,022	0.51%	0.60%	to	1.15%		27.08%
2016		55		$9.38		$517	—		0.60%			4.45%
2015	07/07/2015	29		$8.98		$262	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Baron Growth Portfolio - Service Class
2018		10,816	$21.19	to	$38.81	$261,278	—	0.75%	to	2.35%	-4.18%	to	-2.63%
2017		11,986	$21.85	to	$39.86	$300,731	0.81%	0.75%	to	2.35%	25.19%	to	27.24%
2016		14,489	$17.24	to	$31.33	$288,979	—	0.75%	to	2.35%	2.86%	to	4.54%
2015		17,585	$15.85	to	$29.97	$338,720	0.24%	0.75%	to	2.35%	-7.28%	to	-5.73%
2014		20,500	$16.33	to	$31.79	$423,203	0.07%	0.75%	to	2.35%	1.91%	to	3.55%
VY® Columbia Contrarian Core Portfolio - Adviser Class
2018		66	$10.96	to	$11.59	$750	0.79%	0.60%	to	1.15%	-10.31%	to	-9.81%
2017		121	$12.22	to	$12.85	$1,541	0.85%	0.60%	to	1.15%		20.66%
2016		104		$10.65		$1,104	3.38%		0.60%			7.47%
2015	07/07/2015	64		$9.91		$632	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Columbia Contrarian Core Portfolio - Service Class
2018		11,883	$15.53	to	$24.53	$200,077	0.90%	0.75%	to	2.35%	-11.10%	to	-9.67%
2017		13,587	$17.07	to	$27.23	$256,166	0.98%	0.75%	to	2.55%	18.49%	to	20.67%
2016		16,645	$14.30	to	$22.62	$263,008	3.36%	0.75%	to	2.60%	5.54%	to	7.59%
2015		18,535	$13.55	to	$21.08	$275,055	0.84%	0.75%	to	2.60%	0.30%	to	2.21%
2014		20,357	$13.14	to	$20.67	$298,555	0.79%	0.75%	to	2.60%	9.93%	to	12.01%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2018		75	$9.77	to	$10.24	$750	—	0.60%	to	1.15%	-18.92%	to	-18.47%
2017		82	$12.05	to	$12.56	$1,006	0.13%	0.60%	to	1.15%	9.45%	to	9.98%
2016		40	$11.01	to	$11.42	$456	0.07%	0.60%	to	1.15%		22.66%
2015	07/07/2015	18		$9.31		$172	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Columbia Small Cap Value II Portfolio - Service Class
2018		4,380	$14.15	to	$18.48	$67,084	0.26%	0.95%	to	2.35%	-19.74%	to	-18.55%
2017		4,846	$17.62	to	$22.69	$91,882	0.29%	0.95%	to	2.35%	8.36%	to	9.87%
2016		6,342	$16.27	to	$20.67	$110,405	0.25%	0.95%	to	2.35%	20.79%	to	22.51%
2015		7,507	$13.47	to	$16.88	$107,497	0.32%	0.95%	to	2.35%	-5.21%	to	-3.86%
2014		8,699	$14.21	to	$17.56	$130,648	0.17%	0.95%	to	2.35%	1.86%	to	3.34%
VY® Invesco Comstock Portfolio - Service Class
2018		7,392	$16.06	to	$25.03	$145,139	1.33%	0.75%	to	2.35%	-14.48%	to	-13.04%
2017		8,096	$18.75	to	$28.86	$185,178	1.10%	0.75%	to	2.35%	14.93%	to	16.79%
2016		10,319	$16.29	to	$24.77	$204,604	2.29%	0.75%	to	2.35%	15.07%	to	16.91%
2015		12,339	$13.77	to	$21.24	$211,413	2.19%	0.75%	to	2.35%	-8.21%	to	-6.67%
2014		14,804	$14.90	to	$22.82	$274,735	1.89%	0.75%	to	2.35%	6.54%	to	8.33%
VY® Invesco Equity and Income Portfolio - Adviser Class
2018		107	$10.06	to	$10.74	$1,116	1.56%	0.60%	to	1.15%	-10.97%	to	-10.43%
2017		113	$11.30	to	$11.99	$1,326	1.65%	0.60%	to	1.15%		9.70%
2016		58		$10.93		$633	2.50%		0.60%			13.97%
2015	07/07/2015	13		$9.59		$122	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Invesco Equity and Income Portfolio - Initial Class
2018		40	$19.76	to	$21.02	$834	2.02%	0.75%	to	1.20%	-10.55%	to	-10.17%
2017		45	$22.09	to	$23.40	$1,051	1.99%	0.75%	to	1.20%	9.57%	to	10.07%
2016		58	$20.16	to	$21.26	$1,227	1.95%	0.75%	to	1.20%	13.90%	to	14.42%
2015		65	$17.70	to	$18.58	$1,211	2.01%	0.75%	to	1.20%	-3.23%	to	-2.77%
2014		88	$18.29	to	$19.11	$1,668	1.55%	0.75%	to	1.20%	7.65%	to	8.15%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Invesco Equity and Income Portfolio - Service Class
2018		22,801	$15.69	to	$24.17	$406,188	1.70%	0.50%	to	2.35%	-11.77%	to	-10.13%
2017		26,356	$17.59	to	$27.03	$529,340	1.57%	0.50%	to	2.35%	8.01%	to	10.06%
2016		32,799	$14.99	to	$24.68	$605,474	1.68%	0.50%	to	2.35%	12.30%	to	14.42%
2015		39,336	$13.30	to	$21.68	$642,455	1.89%	0.50%	to	2.35%	-4.64%	to	-2.82%
2014		46,926	$13.55	to	$22.41	$798,096	2.15%	0.50%	to	2.35%	6.20%	to	7.91%
VY® Invesco Equity and Income Portfolio - Service 2 Class
2018		27,692	$11.00	to	$11.89	$314,791	1.57%	0.80%	to	2.35%	-11.93%	to	-10.47%
2017		31,912	$12.49	to	$13.28	$409,131	1.38%	0.80%	to	2.35%	7.86%	to	9.57%
2016		36,700	$11.58	to	$12.12	$433,223	1.63%	0.80%	to	2.35%	12.21%	to	13.91%
2015		40,938	$10.32	to	$10.64	$428,229	1.82%	0.80%	to	2.35%	-4.80%	to	-3.18%
2014	07/21/2014	46,380	$10.84	to	$10.99	$505,717	(a)	0.80%	to	2.35%	(a)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2018		181	$10.06	to	$10.34	$1,841	1.00%	0.60%	to	1.15%	-13.35%	to	-12.89%
2017		166	$11.61	to	$11.87	$1,945	0.50%	0.60%	to	1.15%		12.73%
2016		75		$10.53		$791	0.66%		0.60%			13.71%
2015	07/07/2015	26		$9.26		$237	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2018		4,218	$17.16	to	$35.15	$92,097	1.09%	0.75%	to	2.35%	-14.29%	to	-12.84%
2017		4,879	$20.02	to	$40.33	$123,187	0.54%	0.75%	to	2.35%	11.05%	to	12.87%
2016		6,423	$18.02	to	$35.73	$143,736	0.62%	0.75%	to	2.35%	12.00%	to	13.83%
2015		7,838	$16.09	to	$31.39	$155,664	0.57%	0.75%	to	2.35%	-5.35%	to	-3.74%
2014		9,469	$17.00	to	$32.61	$197,781	0.72%	0.75%	to	2.35%	12.29%	to	14.10%
VY® Oppenheimer Global Portfolio - Adviser Class
2018		91	$10.86	to	$11.46	$1,004	1.25%	0.60%	to	1.15%	-14.61%	to	-14.15%
2017		84	$12.65	to	$13.42	$1,075	0.52%	0.60%	to	1.15%		35.01%
2016		54		$9.37		$507	0.61%		0.60%			-0.85%
2015	07/07/2015	81		$9.45		$769	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Oppenheimer Global Portfolio - Initial Class
2018		114	$20.10	to	$23.91	$2,562	1.48%	0.75%	to	2.00%	-14.94%	to	-13.84%
2017		139	$23.63	to	$27.75	$3,668	1.06%	0.75%	to	2.00%	33.81%	to	35.50%
2016		171	$17.66	to	$20.48	$3,341	1.18%	0.75%	to	2.00%	-1.78%	to	-0.53%
2015		193	$17.98	to	$20.59	$3,810	1.44%	0.75%	to	2.00%	2.04%	to	3.31%
2014		220	$17.62	to	$19.93	$4,222	1.11%	0.75%	to	2.00%	0.28%	to	1.58%
VY® Oppenheimer Global Portfolio - Service Class
2018		5,777	$15.67	to	$28.21	$120,046	1.38%	0.75%	to	2.35%	-15.43%	to	-14.03%
2017		7,034	$18.30	to	$32.90	$170,930	0.92%	0.75%	to	2.55%	32.69%	to	35.10%
2016		6,396	$13.60	to	$24.41	$118,932	0.87%	0.75%	to	2.55%	-2.58%	to	-0.77%
2015		8,511	$13.76	to	$24.67	$160,403	1.39%	0.75%	to	2.55%	1.22%	to	3.05%
2014		7,780	$13.41	to	$24.00	$144,433	0.96%	0.75%	to	2.55%	-0.50%	to	1.34%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2018		64	$10.86	to	$10.96	$696	—	0.60%	to	1.15%	-4.90%	to	-4.36%
2017	06/06/2017	65	$11.42	to	$11.46	$744	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2018		194	$28.12	to	$35.13	$6,589	—	0.75%	to	1.35%	-4.75%	to	-4.17%
2017		238	$29.44	to	$36.75	$8,484	0.46%	0.75%	to	1.35%	22.78%	to	23.51%
2016		270	$23.92	to	$29.82	$7,836	0.09%	0.75%	to	1.35%	5.72%	to	6.37%
2015		291	$22.56	to	$28.11	$7,955	—	0.75%	to	1.35%	0.34%	to	0.98%
2014		302	$22.43	to	$27.91	$8,177	0.04%	0.75%	to	1.35%	10.15%	to	10.81%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2018		228	$12.87	to	$13.26	$3,000	—	0.60%	to	1.15%	-2.72%	to	-2.14%
2017		216	$13.23	to	$13.55	$2,915	—	0.60%	to	1.15%		32.07%
2016		190		$10.26		$1,946	—		0.60%			0.39%
2015	07/07/2015	106		$10.22		$1,081	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2018		12,209	$19.35	to	$35.45	$256,356	0.05%	0.75%	to	2.35%	-3.64%	to	-2.07%
2017		12,833	$20.08	to	$36.29	$278,211	—	0.75%	to	2.35%	30.14%	to	32.28%
2016		14,682	$15.43	to	$27.51	$242,913	—	0.75%	to	2.35%	-1.15%	to	0.46%
2015		18,678	$15.61	to	$27.44	$310,644	—	0.75%	to	2.35%	7.95%	to	9.71%
2014		15,938	$14.46	to	$25.08	$245,087	—	0.75%	to	2.35%	5.86%	to	7.64%
VY® Templeton Foreign Equity Portfolio - Adviser Class
2018		61	$9.30	to	$10.13	$604	1.70%	0.60%	to	1.15%	-16.35%	to	-15.84%
2017		58	$11.05	to	$12.11	$688	0.52%	0.60%	to	1.15%		21.03%
2016		15		$9.13		$138	3.99%		0.60%			0.66%
2015	07/07/2015	7		$9.07		$66	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Templeton Foreign Equity Portfolio - Service Class
2018		27,902	$9.06	to	$12.25	$289,679	1.88%	0.75%	to	2.35%	-17.15%	to	-15.80%
2017		30,335	$10.80	to	$14.58	$378,239	1.81%	0.75%	to	2.35%	19.22%	to	21.10%
2016		38,104	$8.95	to	$12.08	$396,763	3.06%	0.75%	to	2.35%	-0.81%	to	0.83%
2015		44,725	$8.53	to	$12.00	$466,571	3.70%	0.75%	to	2.35%	-5.83%	to	-4.29%
2014		49,812	$8.84	to	$12.57	$548,594	2.25%	0.75%	to	2.35%	-9.04%	to	-7.56%
Voya Strategic Allocation Conservative Portfolio - Class S
2018		88	$19.08	to	$20.73	$1,760	2.34%	0.75%	to	1.35%	-5.54%	to	-5.00%
2017		103	$20.20	to	$21.82	$2,174	2.28%	0.75%	to	1.35%	8.66%	to	9.37%
2016		114	$18.59	to	$19.95	$2,204	2.66%	0.75%	to	1.35%	4.09%	to	4.67%
2015		126	$17.86	to	$19.06	$2,327	2.63%	0.75%	to	1.35%	-1.76%	to	-1.14%
2014		115	$18.18	to	$19.28	$2,167	2.63%	0.75%	to	1.35%	4.97%	to	5.59%
Voya Strategic Allocation Growth Portfolio - Class S
2018		28	$22.54	to	$24.49	$638	2.00%	0.75%	to	1.35%	-9.73%	to	-9.20%
2017		34	$24.97	to	$26.96	$865	1.78%	0.75%	to	1.35%	15.98%	to	16.70%
2016		34	$21.53	to	$23.11	$754	2.35%	0.75%	to	1.35%	5.18%	to	5.82%
2015		35	$20.47	to	$21.84	$733	2.57%	0.75%	to	1.35%	-2.71%	to	-2.11%
2014		31	$21.04	to	$22.31	$669	1.78%	0.75%	to	1.35%	4.83%	to	5.43%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Strategic Allocation Moderate Portfolio - Class S
2018		37	$20.85	to	$22.65	$807	2.72%	0.75%	to	1.35%	-7.58%	to	-7.02%
2017		53	$22.56	to	$24.36	$1,250	1.66%	0.75%	to	1.35%	12.74%	to	13.41%
2016		54	$20.01	to	$21.47	$1,126	2.36%	0.75%	to	1.35%	4.87%	to	5.50%
2015		56	$19.08	to	$20.35	$1,106	2.79%	0.75%	to	1.35%	-2.20%	to	-1.64%
2014		59	$19.51	to	$20.69	$1,189	2.08%	0.75%	to	1.35%	5.06%	to	5.72%
Voya Growth and Income Portfolio - Class A
2018		44,119	$11.46	to	$18.44	$751,046	1.35%	0.60%	to	2.35%	-7.16%	to	-5.47%
2017		50,579	$12.19	to	$19.53	$921,461	1.27%	0.60%	to	2.35%	17.04%	to	19.07%
2016		63,421	$10.28	to	$16.42	$981,920	1.48%	0.60%	to	2.35%	6.65%	to	8.55%
2015		73,368	$9.47	to	$15.15	$1,058,329	1.51%	0.60%	to	2.35%	-4.12%	to	-2.57%
2014		83,625	$14.58	to	$15.55	$1,250,813	1.47%	0.75%	to	2.35%	7.60%	to	9.35%
Voya Growth and Income Portfolio - Class I
2018		36	$14.75	to	$16.71	$550	1.83%	0.95%	to	1.95%	-6.29%	to	-5.38%
2017		40	$15.74	to	$17.72	$653	1.68%	0.95%	to	1.95%	17.99%	to	19.26%
2016		51	$13.31	to	$14.91	$706	1.92%	0.95%	to	2.00%	7.51%	to	8.71%
2015		58	$12.38	to	$13.75	$735	2.02%	0.95%	to	2.00%	-3.36%	to	-2.37%
2014		65	$12.81	to	$14.13	$852	1.90%	0.95%	to	2.00%	8.47%	to	9.66%
Voya Growth and Income Portfolio - Class S
2018		26,343	$14.35	to	$28.90	$407,495	1.56%	0.75%	to	2.35%	-6.94%	to	-5.40%
2017		30,016	$15.42	to	$30.55	$496,239	1.46%	0.75%	to	2.35%	17.26%	to	19.15%
2016		38,388	$13.15	to	$25.64	$537,774	1.66%	0.75%	to	2.35%	6.91%	to	8.64%
2015		45,173	$12.30	to	$23.60	$588,326	1.69%	0.75%	to	2.35%	-3.98%	to	-2.40%
2014		52,449	$12.81	to	$24.18	$706,996	1.65%	0.75%	to	2.35%	7.83%	to	9.61%
Voya Euro STOXX 50® Index Portfolio - Class A
2018		1,818	$8.11	to	$9.24	$15,530	2.58%	0.95%	to	2.35%	-18.41%	to	-17.27%
2017		2,160	$9.94	to	$11.17	$22,535	3.20%	0.95%	to	2.35%	20.92%	to	22.61%
2016		2,347	$8.22	to	$9.10	$20,087	1.85%	0.95%	to	2.35%	-2.14%	to	-0.87%
2015		3,448	$8.40	to	$9.18	$30,010	3.56%	0.95%	to	2.35%	-6.87%	to	-5.56%
2014		2,843	$9.02	to	$9.72	$26,452	3.05%	0.95%	to	2.35%	-11.83%	to	-10.50%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya FTSE 100® Index Portfolio - Class A
2018		360	$10.47	to	$11.94	$3,998	5.51%	0.95%	to	2.35%	-16.31%	to	-15.08%
2017		368	$12.51	to	$14.06	$4,862	3.06%	0.95%	to	2.35%	18.74%	to	20.45%
2016		387	$10.54	to	$11.67	$4,267	4.59%	0.95%	to	2.35%	-3.92%	to	-2.67%
2015		504	$10.97	to	$11.99	$5,745	6.42%	0.95%	to	2.35%	-9.41%	to	-8.05%
2014		458	$12.11	to	$13.04	$5,743	3.70%	0.95%	to	2.35%	-9.02%	to	-7.78%
Voya Global Equity Portfolio - Class A
2018		2	$10.70	to	$11.17	$19	4.35%	0.60%	to	1.15%	-10.28%	to	-9.78%
2017		2	$11.86	to	$12.45	$27	2.74%	0.60%	to	1.15%		22.39%
2016		2		$9.69		$15	1.22%		0.60%			4.87%
2015	07/07/2015	—		$9.24		$4	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Global Equity Portfolio - Class S
2018		31,609	$9.97	to	$11.91	$338,627	4.56%	0.75%	to	2.35%	-11.22%	to	-9.77%
2017		36,063	$11.23	to	$13.20	$432,631	2.13%	0.75%	to	2.35%	20.49%	to	22.56%
2016		44,654	$9.32	to	$10.77	$441,417	2.56%	0.75%	to	2.35%	3.30%	to	4.97%
2015		53,150	$9.02	to	$10.26	$505,332	0.64%	0.75%	to	2.35%	-4.75%	to	-3.21%
2014		16,621	$9.47	to	$10.60	$164,912	2.93%	0.75%	to	2.35%	2.38%	to	4.02%
Voya Global Equity Portfolio - Class T
2018		2,961	$9.48	to	$10.02	$28,724	3.56%	0.95%	to	2.35%	-11.57%	to	-10.22%
2017		3,299	$10.72	to	$11.16	$35,968	1.79%	0.95%	to	2.35%	20.04%	to	21.72%
2016		4,266	$8.93	to	$9.17	$38,502	2.30%	0.95%	to	2.35%	2.88%	to	4.44%
2015	03/09/2015	5,793	$8.68	to	$8.78	$50,512	(b)	0.95%	to	2.35%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Hang Seng Index Portfolio - Class S
2018		1,371	$15.13	to	$17.37	$21,891	4.93%	0.95%	to	2.35%	-13.64%	to	-12.41%
2017		1,607	$17.52	to	$19.82	$29,577	0.81%	0.95%	to	2.35%	36.13%	to	38.00%
2016		1,814	$12.87	to	$14.36	$24,432	4.41%	0.95%	to	2.35%	0.63%	to	2.06%
2015		2,224	$12.79	to	$14.07	$29,591	3.25%	0.95%	to	2.35%	-7.45%	to	-6.14%
2014		2,344	$13.82	to	$14.99	$33,527	2.26%	0.95%	to	2.35%	0.95%	to	2.40%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Index Plus LargeCap Portfolio - Class S
2018		6,101	$16.63	to	$26.28	$114,697	1.02%	0.75%	to	2.35%	-9.21%	to	-7.74%
2017		4,532	$18.30	to	$28.56	$94,364	1.41%	0.75%	to	2.35%	21.38%	to	23.37%
2016		5,820	$14.54	to	$23.21	$98,706	1.42%	0.75%	to	2.35%	7.40%	to	9.17%
2015		6,664	$13.49	to	$21.31	$104,070	1.36%	0.75%	to	2.35%	-1.73%	to	-0.17%
2014		7,851	$13.68	to	$21.39	$123,551	1.29%	0.75%	to	2.35%	10.87%	to	12.70%
Voya Index Plus MidCap Portfolio - Class S
2018		2,684	$17.06	to	$28.58	$59,709	0.80%	0.75%	to	2.35%	-16.56%	to	-15.17%
2017		3,004	$20.21	to	$33.77	$79,590	1.08%	0.75%	to	2.55%	10.40%	to	12.44%
2016		4,011	$16.81	to	$30.11	$94,919	0.74%	0.75%	to	2.55%	14.87%	to	16.95%
2015		4,563	$14.56	to	$25.81	$92,995	0.68%	0.75%	to	2.55%	-4.55%	to	-2.80%
2014		5,341	$15.17	to	$26.62	$112,860	0.54%	0.75%	to	2.55%	6.52%	to	8.48%
Voya Index Plus SmallCap Portfolio - Class S
2018		2,169	$16.43	to	$28.70	$46,564	0.65%	0.75%	to	2.35%	-14.65%	to	-13.29%
2017		2,398	$19.25	to	$33.09	$60,019	0.64%	0.75%	to	2.55%	6.84%	to	8.81%
2016		3,311	$16.55	to	$30.42	$76,756	0.58%	0.75%	to	2.55%	23.83%	to	26.07%
2015		3,822	$13.30	to	$24.13	$70,840	0.65%	0.75%	to	2.55%	-5.93%	to	-4.21%
2014		4,459	$14.06	to	$25.19	$86,929	0.41%	0.75%	to	2.55%	2.55%	to	4.44%
Voya International Index Portfolio - Class A
2018		52,059	$9.22	to	$10.57	$495,552	2.40%	0.60%	to	2.35%	-16.18%	to	-14.67%
2017		58,229	$11.00	to	$12.44	$656,783	2.04%	0.60%	to	2.35%	21.27%	to	23.45%
2016		71,179	$9.07	to	$9.51	$657,808	2.62%	0.60%	to	2.35%	-1.95%	to	-0.22%
2015		81,730	$9.24	to	$9.54	$765,728	—	0.60%	to	2.35%	-3.75%	to	-2.25%
2014	02/10/2014	91,288	$9.61	to	$9.76	$882,816	(a)	0.75%	to	2.35%		(a)
Voya International Index Portfolio - Class S
2018		2,198	$8.19	to	$17.69	$19,635	2.63%	0.75%	to	2.35%	-15.91%	to	-14.50%
2017		2,555	$9.74	to	$20.69	$26,966	2.24%	0.75%	to	2.35%	21.60%	to	23.60%
2016		3,386	$8.01	to	$16.74	$29,139	2.92%	0.75%	to	2.35%	-1.84%	to	-0.24%
2015		4,078	$8.16	to	$16.78	$35,459	2.90%	0.75%	to	2.35%	-3.32%	to	-1.81%
2014		5,009	$8.44	to	$17.09	$44,815	0.67%	0.75%	to	2.35%	-8.46%	to	-6.87%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Japan TOPIX® Index Portfolio - Class A
2018		539	$12.02	to	$13.63	$6,808	2.03%	1.00%	to	2.35%	-16.82%	to	-15.71%
2017		699	$14.45	to	$16.17	$10,601	1.41%	1.00%	to	2.35%	22.46%	to	24.10%
2016		823	$11.80	to	$13.07	$10,133	0.75%	0.95%	to	2.35%	0.51%	to	1.96%
2015		1,827	$11.74	to	$12.82	$22,157	1.12%	0.95%	to	2.35%	7.90%	to	9.39%
2014		836	$10.88	to	$11.69	$9,380	1.01%	1.00%	to	2.35%	-7.64%	to	-6.33%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2018		7,040	$12.90	to	$34.88	$218,468	0.87%	0.60%	to	2.35%	-3.53%	to	-1.85%
2017		7,757	$13.21	to	$35.58	$248,176	1.01%	0.60%	to	2.35%	27.85%	to	30.14%
2016		8,941	$10.80	to	$27.38	$224,178	1.13%	0.60%	to	2.35%	3.83%	to	5.68%
2015		9,757	$10.22	to	$25.95	$235,492	—	0.60%	to	2.35%	4.82%	to	6.57%
2014		9,971	$22.16	to	$24.35	$229,161	0.97%	0.75%	to	2.35%	10.12%	to	11.90%
Voya Russell™ Large Cap Index Portfolio - Class A
2018		187	$10.86	to	$10.96	$2,033	1.18%	0.60%	to	1.15%	-4.99%	to	-4.45%
2017	04/28/2017	118	$11.43	to	$11.47	$1,349	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Voya Russell™ Large Cap Index Portfolio - Class S
2018		19,370	$16.85	to	$30.92	$349,036	1.42%	0.80%	to	2.35%	-5.97%	to	-4.46%
2017		20,834	$17.91	to	$32.39	$397,452	1.42%	0.80%	to	2.35%	19.39%	to	21.29%
2016		25,292	$15.00	to	$26.73	$401,932	1.65%	0.80%	to	2.35%	8.07%	to	9.82%
2015		27,021	$13.88	to	$24.36	$394,456	1.41%	0.80%	to	2.35%	-0.57%	to	0.98%
2014		29,813	$13.96	to	$24.15	$434,879	1.36%	0.80%	to	2.35%	9.92%	to	11.73%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2018		3	$11.39	to	$11.45	$40	3.39%	1.25%	to	1.40%	-7.92%	to	-7.74%
2017		6	$12.37	to	$12.41	$78	2.02%	1.25%	to	1.40%	11.84%	to	12.00%
2016		7	$11.05	to	$11.08	$74	1.27%	1.25%	to	1.40%	13.92%	to	14.23%
2015	08/14/2015	9		$9.70		$83	(b)	1.25%	to	1.40%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class S
2018		8,531	$10.74	to	$25.76	$193,129	2.10%	0.60%	to	2.35%	-9.08%	to	-7.41%
2017		9,712	$11.67	to	$27.92	$240,301	1.88%	0.60%	to	2.35%	10.58%	to	12.51%
2016		11,927	$11.01	to	$24.90	$267,245	1.36%	0.60%	to	2.35%	12.56%	to	14.66%
2015		13,193	$9.62	to	$21.80	$262,200	—	0.60%	to	2.35%	-6.02%	to	-4.72%
2014		5,321	$21.09	to	$22.88	$115,903	1.41%	0.95%	to	2.35%	9.62%	to	11.18%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2018		7,112	$27.69	to	$31.95	$208,853	0.44%	0.90%	to	2.35%	-7.61%	to	-6.22%
2017		7,694	$29.96	to	$34.07	$243,426	0.68%	0.90%	to	2.35%	21.43%	to	23.24%
2016		9,694	$24.67	to	$27.65	$250,790	0.68%	0.90%	to	2.35%	4.27%	to	5.86%
2015		10,648	$23.66	to	$26.12	$262,861	0.70%	0.90%	to	2.35%	-3.11%	to	-1.66%
2014		11,015	$24.42	to	$26.56	$278,933	0.22%	0.90%	to	2.35%	8.49%	to	10.07%
Voya Russell™ Mid Cap Index Portfolio - Class A
2018		290	$10.79	to	$10.81	$3,128	1.01%	0.60%	to	1.15%	-10.81%	to	-10.38%
2017		299	$12.04	to	$12.12	$3,611	0.83%	0.60%	to	1.15%		16.67%
2016		165		$10.32		$1,697	0.70%		0.60%			12.17%
2015	07/07/2015	50		$9.20		$459	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Russell™ Mid Cap Index Portfolio - Class S
2018		8,839	$16.81	to	$19.59	$158,292	1.21%	0.95%	to	2.35%	-11.71%	to	-10.43%
2017		9,775	$19.04	to	$21.86	$197,217	1.25%	0.95%	to	2.35%	14.91%	to	16.58%
2016		13,179	$16.57	to	$18.76	$229,870	1.00%	0.95%	to	2.35%	10.47%	to	12.07%
2015		12,172	$15.00	to	$16.74	$191,278	1.19%	0.95%	to	2.35%	-5.30%	to	-4.01%
2014		13,716	$15.84	to	$17.44	$226,480	0.86%	0.95%	to	2.35%	9.77%	to	11.37%
Voya Russell™ Small Cap Index Portfolio - Class A
2018		215	$10.64	to	$10.80	$2,310	0.72%	0.60%	to	1.15%	-12.64%	to	-12.20%
2017		199	$12.18	to	$12.30	$2,440	0.56%	0.60%	to	1.15%	12.26%	to	12.95%
2016		105	$10.85	to	$10.89	$1,139	0.62%	0.60%	to	1.15%		19.80%
2015	07/07/2015	33		$9.09		$299	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Russell™ Small Cap Index Portfolio - Class S
2018		8,290	$16.23	to	$19.01	$143,579	0.90%	0.90%	to	2.35%	-13.49%	to	-12.23%
2017		8,837	$18.76	to	$21.66	$176,184	0.85%	0.90%	to	2.35%	11.27%	to	12.93%
2016		11,530	$16.86	to	$19.18	$204,976	0.97%	0.90%	to	2.35%	17.98%	to	19.73%
2015		12,208	$14.29	to	$16.02	$183,175	0.93%	0.90%	to	2.35%	-7.03%	to	-5.60%
2014		12,828	$15.37	to	$16.97	$205,770	0.78%	0.90%	to	2.35%	2.19%	to	3.67%
Voya Small Company Portfolio - Class A
2018		40	$8.85	to	$8.94	$356	—	0.60%	to	1.15%	-17.21%	to	-16.68%
2017	06/26/2017	40	$10.69	to	$10.73	$430	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Voya Small Company Portfolio - Class S
2018		3,605	$16.42	to	$31.64	$65,109	0.24%	0.75%	to	2.35%	-18.02%	to	-16.68%
2017		4,207	$20.03	to	$38.07	$92,066	0.13%	0.75%	to	2.35%	8.39%	to	10.17%
2016		5,486	$18.48	to	$34.64	$109,739	0.17%	0.75%	to	2.35%	21.26%	to	23.24%
2015		5,554	$15.24	to	$28.18	$91,118	0.24%	0.75%	to	2.35%	-3.36%	to	-1.78%
2014		5,568	$15.77	to	$28.76	$94,403	0.10%	0.75%	to	2.35%	3.75%	to	5.48%
Voya U.S. Bond Index Portfolio - Class S
2018		13,953	$10.59	to	$12.62	$158,502	2.07%	0.75%	to	2.35%	-2.93%	to	-1.33%
2017		15,142	$10.91	to	$12.81	$176,151	2.02%	0.75%	to	2.35%	0.55%	to	2.16%
2016		19,330	$10.85	to	$12.56	$221,944	2.03%	0.75%	to	2.35%	-0.37%	to	1.30%
2015		20,433	$10.89	to	$12.41	$234,022	2.07%	0.75%	to	2.35%	-2.33%	to	-0.72%
2014		19,433	$11.15	to	$12.52	$226,662	1.78%	0.75%	to	2.35%	2.95%	to	4.71%
Voya MidCap Opportunities Portfolio - Class A
2018		101	$11.33	to	$11.55	$1,156	—	0.60%	to	1.15%	-9.06%	to	-8.48%
2017		103	$12.38	to	$12.70	$1,281	—	0.60%	to	1.15%		23.68%
2016		80		$10.01		$804	—		0.60%			6.15%
2015	07/07/2015	30		$9.43		$286	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya MidCap Opportunities Portfolio - Class S
2018		33,765	$17.95	to	$37.76	$681,734	—	0.75%	to	2.35%	-9.86%	to	-8.40%
2017		38,165	$19.89	to	$41.33	$848,540	—	0.75%	to	2.35%	21.83%	to	23.83%
2016		21,188	$16.31	to	$33.46	$387,227	—	0.75%	to	2.35%	4.47%	to	6.20%
2015		24,676	$15.59	to	$31.58	$428,196	—	0.75%	to	2.35%	-2.09%	to	-0.47%
2014		27,815	$15.91	to	$31.82	$489,948	0.33%	0.75%	to	2.35%	5.98%	to	7.74%
Voya SmallCap Opportunities Portfolio - Class A
2018		141	$10.07	to	$10.15	$1,432	—	0.60%	to	1.15%	-17.26%	to	-16.80%
2017		141		to		$1,721	—		to			17.42%
2016		110		$10.39		$1,138	—		0.60%			12.20%
2015	7/7/2015	37		$9.26		$346	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya SmallCap Opportunities Portfolio - Class S
2018		1,726	$13.71	to	$32.36	$27,772	—	0.75%	to	2.35%	-18.07%	to	-16.71%
2017		1,976	$16.71	to	$38.96	$38,833	—	0.75%	to	2.35%	15.66%	to	17.56%
2016		2,671	$14.43	to	$33.22	$44,558	—	0.75%	to	2.35%	10.44%	to	12.25%
2015		3,164	$13.05	to	$29.67	$47,270	—	0.75%	to	2.35%	-3.44%	to	-1.86%
2014		3,687	$13.51	to	$30.31	$56,360	—	0.75%	to	2.35%	2.89%	to	4.53%
Wells Fargo VT Omega Growth Fund - Class 2
2018		23	$23.88	to	$25.59	$572	—	1.40%	to	2.20%	-1.97%	to	-1.12%
2017		29	$24.35	to	$25.88	$732	0.01%	1.40%	to	2.20%	31.63%	to	32.71%
2016		41	$18.50	to	$19.50	$771	—	1.40%	to	2.20%	-1.70%	to	-0.86%
2015		55	$18.82	to	$19.67	$1,047	—	1.40%	to	2.20%	-0.90%	to	-0.10%
2014		59	$18.99	to	$19.69	$1,131	—	1.40%	to	2.20%	1.61%	to	2.39%
Wells Fargo VT Index Asset Allocation Fund - Class 2
2018		50	$19.87	to	$21.31	$1,039	1.01%	1.65%	to	2.10%	-4.97%	to	-4.48%
2017		52	$20.91	to	$22.31	$1,132	0.78%	1.65%	to	2.10%	9.88%	to	10.39%
2016		58	$19.02	to	$20.21	$1,152	0.86%	1.65%	to	2.10%	5.37%	to	5.87%
2015		68	$15.95	to	$19.09	$1,282	1.05%	1.65%	to	2.20%	-0.99%	to	-0.42%
2014		73	$16.11	to	$19.17	$1,373	1.50%	1.65%	to	2.20%	15.48%	to	16.11%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Wells Fargo VT Small Cap Growth Fund - Class 2
2018		7	$29.98	to	$32.14	$224	—	1.65%	to	2.10%	-0.83%	to	-0.37%
2017		8	$30.23	to	$32.26	$243	—	1.65%	to	2.10%	23.21%	to	23.78%
2016		8	$24.53	to	$26.06	$202	—	1.65%	to	2.10%	5.46%	to	5.98%
2015		8	$20.21	to	$24.59	$192	—	1.65%	to	2.20%	-5.03%	to	-4.50%
2014		9	$21.28	to	$25.75	$229	—	1.65%	to	2.20%	-4.06%	to	-3.49%

(a)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2016, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2017, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of  units, and is equal to the mortality and expense risks, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

FINANCIAL STATEMENTS — STATUTORY BASIS
AND SUPPLEMENTARY INFORMATION
Voya Insurance and Annuity Company
For the years ended December 31, 2018 and 2017
with Report of Independent Auditors

VOYA INSURANCE AND ANNUITY COMPANY
Financial Statements — Statutory Basis
And Supplementary Information
December 31, 2018

Contents

Report of Independent Auditors	1

Audited Financial Statements - Statutory Basis
Balance Sheets - as of December 31, 2018 and 2017	3
Statements of Operations - for the years ended December 31, 2018 and 2017	5
Statements of Changes in Capital and Surplus - for the years ended December 31, 2018 and 2017	6
Statements of Cash Flows - for the years ended December 31, 2018 and 2017	7
Notes to Financial Statements	9

Supplementary Information	99
Report of Independent Auditors on Supplementary Information Supplemental	100
Schedule of Selected Statutory Basis Financial Data
Investment Risk Interrogatories	103
Summary Investment Schedule Note to	109
Supplementary Information	111

Report of Independent Auditors

The Board of Directors and Stockholder
Voya Insurance and Annuity Company

We have audited the accompanying statutory-basis financial statements of Voya Insurance and Annuity Company (the Company), which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of operations, changes in capital and surplus and cash flows for the years then ended, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2018 and 2017, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP

Philadelphia, PA
April 12, 2019

VOYA INSURANCE AND ANNUITY COMPANY
Balance Sheets — Statutory Basis

	December 31
	2018	2017
Admitted Assets	(In Thousands)
Cash and invested assets:
Bonds	$17,201,635	$20,482,647
Bonds - securities loaned and pledged	253,502	815,263
Preferred stocks	126,210	100,798
Common stocks	10,400	38,022
Investment in and advances to subsidiaries	1,163,524	—
Mortgage loans	3,818,016	4,278,170
Land and real estate - held for sale	—	27,778
Contract loans	6,214	67,618
Securities lending collateral	—	388,876
Derivatives	1,429,830	804,412
Other invested assets	294,319	339,282
Cash and short term investments	1,481,328	774,432
Total cash and invested assets	25,784,978	28,117,298
Deferred and uncollected premiums, less loading ($1,741 and $555 at December 31, 2018 and 2017, respectively)	(40,744)	(90,258)
Accrued investment income	222,658	263,569
Reinsurance balances recoverable	162,983	494,426
Indebtedness from related parties	80,928	35,839
Net deferred tax asset	—	239,369
Other assets	320,055	117,323
Separate account assets	24,302,420	29,547,512
Total admitted assets	$50,833,278	$58,725,078
The accompanying notes are an integral part of these financial statements.

3

VOYA INSURANCE AND ANNUITY COMPANY
Balance Sheets — Statutory Basis

	December 31
	2018	2017
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$15,318,498	$18,651,107
Deposit type contracts	2,696,185	1,150,059
Policyholders' funds	—	51
Dividends payable	—	8,006
Policy and contract claims	(7,852)	67,563
Total policy and contract liabilities	18,006,831	19,876,786
Interest maintenance reserve	26,751	34,947
Accounts payable and accrued expenses	45,543	93,368
Reinsurance balances	4,230,204	5,588,317
Current federal income taxes payable (including $88,734 and $517,417 on realized capital losses at December 31, 2018 and 2017, respectively)	39,254	144,543
Indebtedness to related parties	49,129	65,849
Asset valuation reserve	235,399	53,000
Payable for securities lending	—	388,876
Derivatives	525,056	336,530
Borrowed money	10,014	—
Net transfers from separate accounts due or accrued	(61,312)	(130,570)
Other liabilities	1,172,291	890,768
Separate account liabilities	24,302,420	29,547,512
Total liabilities	48,581,580	56,889,926
Capital and surplus:
Common stock: authorized 250,000 shares of $10 par value; 250,000 shares issued and outstanding	2,500	2,500
Surplus notes	435,000	435,000
Paid in and contributed surplus	1,240,463	1,189,786
Unassigned surplus	573,735	207,866
Total capital and surplus	2,251,698	1,835,152
Total liabilities and capital and surplus	$50,833,278	$58,725,078

The accompanying notes are an integral part of these financial statements.

4

VOYA INSURANCE AND ANNUITY COMPANY
Balance Sheets — Statutory Basis

	Year ended December 31
	2018	2017
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$(18,517,705)	$1,806,705
Policy proceeds and dividends left on deposit	2,300,517	62,913
Net investment income	1,329,181	984,026
Amortization of interest maintenance reserve	6,908	(8,740)
Commissions, expense allowances, and reserve adjustments on reinsurance ceded	12,330,143	7,345
Other revenue	769,392	741,123
Total premiums and other revenues	(1,781,564)	3,593,372
Benefits paid or provided:
Death benefits	(87,977)	73,140
Annuity benefits	1,051,244	1,199,000
Surrender benefits and withdrawals	3,122,731	6,939,255
Interest and adjustments on contract or deposit-type funds	96,769	(9,534)
Accident and health benefits	134	194
Other benefits	148,785	59,223
(Decrease) increase in life, annuity, and accident and health reserves	(3,615,158)	(47,923)
Net transfers from separate accounts	(3,117,108)	(6,012,030)
Total benefits paid or provided	(2,400,580)	2,201,325
Insurance expenses and other deductions:
Commissions	199,219	348,727
General expenses	169,504	172,446
Insurance taxes, licenses and fees	16,941	9,269
Other expense (income)	369,736	(1,198,550)
Total insurance (income) expenses and other deductions	755,400	(668,108)
Gain (loss) from operations before policyholder dividends, federal income taxes and net realized capital losses	(136,384)	2,060,155
Dividends to policyholders	(6,003)	7,522
Gain (loss) from operations before federal income taxes and net realized capital losses	(130,381)	2,052,633
Federal income tax expense	56,210	855,267
Gain (loss) from operations before net realized capital losses	(186,591)	1,197,366
Net realized capital gain (loss)	33,280	(683,665)
Net (loss) income	$(153,311)	$513,701

The accompanying notes are an integral part of these financial statements.

5

VOYA INSURANCE AND ANNUITY COMPANY
Statements of Changes in Capital and Surplus — Statutory Basis

	Year ended December 31
	2018	2017
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500

Surplus note:
Balance at beginning and end of year	435,000	435,000

Paid-in and contributed surplus:
Balance at beginning and end of year	1,189,786	1,189,786
Capital contributions	50,677	—
Balance at end of year	1,240,463	1,189,786

Unassigned surplus:
Balance at beginning of year	207,866	278,928
Net (loss) income	(153,311)	513,701
Change in net unrealized capital (losses) gains	497,847	(816)
Change in nonadmitted assets	523,338	397,132
Change in reserve due to change in valuation basis	1,596	—
Change in asset valuation reserve	(182,399)	(13,472)
Cumulative effect of change in accounting principle	266,451	51
Change in net deferred income tax	(761,509)	(405,834)
Deferred gain on reinsurance	313,114	—
Amortization of gain on reinsurance	(143,272)	(18,464)
Change in pension and other post-employment benefits	4,014	(772)
Dividends to stockholder	—	(528,000)
Prior period adjustment	—	(14,588)
Balance at end of year	573,735	207,866

Total capital and surplus	$2,251,698	$1,835,152

The accompanying notes are an integral part of these financial statements.

6

VOYA INSURANCE AND ANNUITY COMPANY
Statements of Cash Flows — Statutory Basis

	Year ended December 31
	2018	2017
	(In Thousands)
Operating Activities
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$(1,835,645)	$1,805,659
Net investment income received	1,089,681	845,511
Commissions and expenses paid	183,684	(495,713)
Benefits paid	(6,652,824)	(8,251,458)
Net transfers from separate accounts	3,179,542	6,042,547
Dividends paid to policyholders	(4,126)	(7,933)
Federal income taxes paid	(110,130)	(195,331)
Miscellaneous income	2,087,469	790,572
Net cash (used in) provided by operations	(2,062,349)	533,854
Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	8,339,240	4,995,055
Stocks	31,302	9,705
Mortgage loans	715,094	358,769
Real estate	39,735	—
Other invested assets	194,489	49,868
Net gain on cash and short-term investments	28	36
Miscellaneous proceeds	760,772	615,210
Total investment proceeds	10,080,660	6,028,643
Cost of investments acquired:
Bonds	7,173,968	4,407,545
Stocks	428,465	28,010
Mortgage loans	561,638	865,037
Other invested assets	183,871	91,860
Real estate	8	521
Net loss on derivatives	54,610	1,359,768
Miscellaneous applications	210,055	139,804
Total cost of investments acquired	8,612,615	6,892,545
Net decrease in contract loans	61,591	6,940
Net cash provided by (used in) investment activities	1,529,636	(856,962)
Financing and Miscellaneous Activities
Other cash provided (applied):
Capital contribution and surplus paid-out	50,677	—
Net deposits (withdrawals) on deposit type contracts	1,546,126	355,474
Dividends paid to stockholder	—	(528,000)
Funds withheld under reinsurance treaty	(182,632)	299,516
Other cash applied	(174,562)	(193,007)
Net cash provided by (used in) financing and miscellaneous activities	1,239,609	(66,017)
Net increase (decrease) in cash and short-term investments	706,896	(389,125)
Cash and short-term investments:
Beginning of year	774,432	1,163,557
End of year	$1,481,328	$774,432

The accompanying notes are an integral part of these financial statements.

7

VOYA INSURANCE AND ANNUITY COMPANY
Statements of Cash Flows — Statutory Basis

	Year ended December 31
	2018	2017
	(In Thousands)
Note: Supplemental disclosures of cash flow information for non-cash transactions:
Recapture of payout block from reinsurance captive	$2,903,923	$—
Funds withheld trust	$—	$174,846

The accompanying notes are an integral part of these financial statements.

8

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Voya Insurance and Annuity Company ("VIAC" or the “Company”), is domiciled in Iowa and is a direct, wholly-owned subsidiary of Venerable Holdings Inc. (“Venerable Holdings”), a holding company domiciled in the state of Delaware.

On December 20, 2017, the Company’s then parent, Voya Financial, Inc. ("Voya Financial"), entered into a Master Transaction Agreement ("MTA") with VA Capital Company LLC, a Delaware limited liability company ("VACapital"), and Athene Holding Ltd., a Bermuda limited company ("Athene"), pursuant to which VA Capital's wholly owned subsidiary, Venerable Holdings, will acquire certain assets of Voya Financial’s, including all of the shares of the capital stock of the Company and VIAC Services Company ("VSC") and all of the membership interest in Directed Services, LLC ("DSL") (the "Acquisition"). During the 5 months ended May 31, 2018, the Company completed various reinsurance transactions with its related parties at the time in preparation for the Acquisition. On June 1, 2018, Venerable Holdings completed the Acquisition.

Description of Business

The Company historically offered various insurance products including immediate and deferred variable and fixed annuities, fixed indexed annuities, traditional life insurance, supplemental contracts consisting of life insurance proceeds, investment-only products and payout annuities for pre-retirement wealth accumulation and post-retirement income management. The Company ceased the issuance of new fixed and indexed annuity products in 2018, ceased the issuance of new variable annuity products in 2010, and ceased the issuance of new life insurance policies in 2001, placing them in run-off. New amounts may continue to be deposited as add-on premiums to certain existing contracts. The Company then has a significant concentration of reinsurance, primarily in the form of ceded business. See, "Reinsurance" in the Notes to Financial Statements for further discussion of the Company's reinsurance arrangements.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles

The Company does not have any recently adopted accounting principles to disclose as of December 31, 2018.

9

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Correction of Errors

In 2017, the Company discovered aggregate reserves established for certain annuity contracts were understated in prior years by $12.7 due to various data coding and extraction issues from the Company’s valuation system. To correct for this error, the Company has recognized a cumulative prior period adjustment to decrease surplus of $14.6 net of tax, in accordance with the provision of the NAIC Statement of Statutory Accounting Principles (“SSAP”) SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP No. 3"). The tax effect of this adjustment was a decrease to surplus of $1.9 due to SSAP No. 101, Income Taxes ("SSAP No. 101") surplus limitation.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division, which practices differ from United States Generally Accepted Accounting Principles ("U.S. GAAP"). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a rating assigned by the National Association of Insurance Commissioners ("NAIC").

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•	The length of time and the extent to which the fair value has been below cost.
•	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•	The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•	The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other- than-temporary. When an other-than-temporary impairment ("OTTI") is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve ("IMR") and the non-interest related OTTI is included in the asset valuation reserve ("AYR") in the period that the OTTI is considered to have occurred as prescribed by the NAIC. Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

10

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The Company invests in structured securities, including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a rating assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder's equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.

When an intent impairment is determined, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized capital gains (losses) in the statements of operations as an OTTI. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to not be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in net realized capital gains (losses) in the statements of operations. The noncredit impairment is recorded in other comprehensive income (loss) in shareholder's equity.

Asset Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus. AVR is not applicable under U.S. GAAP.

11

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds, derivatives and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted. IMR is not applicable under U.S. GAAP.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives ("SSAP No. 86") for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses).

An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

12

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company records an allowance for probable losses incurred on non• impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company's assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101. A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

13

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Investments in Real Estate: Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus. Any real estate not meeting the appraisal requirements established in SSAP No. 40R, Real Estate, shall be nonadmitted until the required appraisals are obtained.

Under U.S. GAAP, property is carried at cost, less accumulated depreciation, and is reported gross of related obligations in other assets on the balance sheets. Any depreciation and rent expense are charged to operating expenses on the statements of operations. Rental income is reported as Net Investment income.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment• type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed•indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

14

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners' Reserve Valuation method ("CRVM") using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners' Annuity Reserve Valuation method ("CARVM") using statutory rates for mortality and interest.

Under U.S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable ofrecovery are reflected as assets on the balance sheets and are stated net of allowances for uncollectible reinsurance, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as "nonadmitted," principally past due agents' balances and commission advances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual , are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non• admitted assets include deferred tax assets that are not admissible under SSAP No. 101. See Deferred Income Taxes above.

Under U.S. GAAP, such assets are included in the balance sheets.

Policyholder Dividends: Policyholder dividends are recognized when declared.

15

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP, dividends allocable to participating contract owners are based on published dividend projections or expected dividend scales.

Surplus Notes: Surplus notes issued are reported as a component of surplus on the balance sheets. Under statutory accounting practices, no interest expense is recorded on the surplus notes until payment has been approved by the Iowa Insurance Division.

Under U.S. GAAP, surplus notes are reported as long-term debt, and the related interest is reported as a charge to earnings over the term of the notes.

Separate Accounts: The assets and liabilities of the separate accounts are carried at fair value, and the reserves are calculated based upon the CARVM.

Under U.S. GAAP, separate account assets supporting variable options under variable annuity contracts are equal to cumulative deposits, less charges and withdrawals, plus interest credited thereon. The Market Value Adjustment ("MVA") and Collared Annuity Product ("CAP") separate accounts do not qualify as separate accounts and are reported as assets and liabilities of the Company's general account. Reserves for individual and group deferred annuity contracts are equal to cumulative deposits, less charges and withdrawals, net of adjustments for investment experience that the Company is entitled to reflect in future credit interest.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost using the interest method or the lower of cost or fair market value.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan–backed and structured securities. For certain securities, the prospective adjustment methodology is utilized, including interest-only securities and securities that have experienced an other-than-temporary impairment ("OTTI").

Preferred stocks are stated in accordance with SSAP No. 32, Preferred Stock.

16

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Common stocks are stated at market except that investments in stocks of uncombined subsidiaries and affiliates in which the Company has an interest of 20% or more are carried on the equity basis. Federal Home Loan Bank ("FHLB") common stock is priced at par value.

Short-term investments are stated at amortized cost.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

The Company enters into various derivative transactions to reduce and manage the risk of a change in value, yield, price, cash flow or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are in accordance with SSAP No. 86. The Company enters into credit default swaps to reduce the credit loss exposure with respect to certain assets which the Company has acquired. The Company does not receive hedge accounting treatment for these derivative transactions. The Company also enters into credit default swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument are carried at amortized cost. The replication practices are in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 86, Derivatives.

The Company enters into the following types of derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication relationships for sold credit protection and non-qualifying relationships for purchased credit protection.

17

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Equity Contracts:

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. Such increases may result in increased payments to the holders of the fixed index annuity ("FIA") contracts.

Options: The Company uses put options to manage the equity, interest rate and equity volatility risk of the economic liabilities associated with certain variable annuity minimum guaranteed benefits. The Company also used equity options to hedge against an increase in various equity indices, and interest rate options to hedge against an increase in the interest rate benchmarking crediting strategies within FIA contracts. Such increases may have resulted in increased payments to the holders of the FIA contracts. The Company paid an upfront premium to purchase these options. The Company utilized these options in non-qualifying hedging relationships.

Total return swaps: The Company uses total return swaps as a hedge against a decrease in variable annuity account values, which are invested in certain indices. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of assets or a market index and the London Interbank Offered Rates ("LIBOR"), calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Variance swaps: The Company uses variance swaps to manage equity volatility risk on the economic liabilities associated with certain minimum guaranteed living benefits. An increase in the equity volatility may result in a higher valuation of such liabilities and may also prospectively increase the cost of hedging equity risk with options . In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on the changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non- qualifying hedging relationships.

Foreign Exchange Contracts:

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

18

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest Rate Contracts:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with the CMO-B portfolio. Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Interest rate caps and floors: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. The Company uses interest rate floor contracts to hedge interest rate exposure if rates decrease below a specified level. The Company pays an upfront premium for these caps and floors. The Company utilizes these contracts in non-qualifying hedging relationships.

Contract Loans: Contract Loans are reported at unpaid principal balances but not in excess of the cash surrender value.

19

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates ranged from 2.25% to 13.25% for 2018.
The Company waives deduction of deferred fractional premiums upon the death, the larger of the variable insurance amount or the amount of the death benefits as of the prior processing date plus the amount of any subsequent additional premium payments minus withdrawals. Surrender values are not promised in excess of the legally computed reserves.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Iowa Insurance Division, is $72.6 and
$73.8 at December 31, 2018 and 2017, respectively. Reserves to cover the above insurance totaled the gross amount of $0.0 and $0.6 at December 31, 2018 and 2017, respectively.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

20

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset, not to exceed three years.

Participating Insurance: Participating business approximates less than 17% of the Company’s life insurance in force. For the year ended December 31, 2018, premiums on participating policies were $6.3, or less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. In connection with the Acquisition described in Note 1, the participating business was reinsured with, ReliaStar Life Insurance Company (a subsidiary of Voya Financial). As a result, dividends expense of $(6.0) was incurred in 2018, as compared to $7.5 in 2017.

Benefit Plans: The Company provides a contributory retirement plan for substantially all employees. In addition, the Company historically provided noncontributory retirement plans for substantially all employees and certain agents. Pension costs were charged to operations as contributions were made to the plans.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2018	2017
	(In Thousands)
Net deferred tax asset	$—	$522,380
Healthcare and other amounts receivable	4,952	5,241
Other	505	1,174
Total nonadmitted assets	$5,457	$528,795

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2018. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2018.

Guaranteed Benefits: For variable annuity guarantees, Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43") is followed. This guideline interprets how to apply the CARVM. The greater of the result under a single deterministic “Standard Scenario” and theaverage of themost severe 30% of randomly generated stochastic scenarios is held as the reserve. Both reinsurance and hedging are also reflected.

21

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Taxes are not incorporated. All assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non- guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts, excluding the MVA and CAP, are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences between STAT and U.S. GAAP. (See Note 2 for details related the Company's prescribed practices related to the MVA and CAP.)

2.	Permitted and Prescribed Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Iowa Insurance Division. The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Iowa Insurance Law. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner of the Iowa Insurance Division ("the Commissioner") has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted or prescribed, and obtain written approval of the practices from the Iowa Insurance Division.

For the years ended December 31, 2018 and 2017, the Company had no such permitted accounting practices. For information on the permitted accounting practices of the Company's Captive reinsurer, see "Reinsurance" in the Notes to Financial Statements.

CAP & MVA Prescribed Practice
The Company, with the explicit permission of the Commissioner of Insurance of the State of Iowa (the "Commissioner"), carries the assets of the Collared Annuity Product Separate Account (“CAP”) and the Market Value Adjustment Separate Account (“MVA”) at amortized cost instead of fair value as required by SSAP No. 56, Separate Accounts (“SSAP No. 56”). The impact to the Company’s capital and surplus as a result of this prescribed practice was a decrease of $12.0 as of December 31, 2018 and a decrease of $20.7 as of December 31, 2017. The Company’s net loss was increased by $8.6 for the year ended December 31, 2018 and net income was decreased by $1.0 for the year ended December 31, 2017 as a result of the prescribed practice. The Company’s risk-based capital would not have triggered a regulatory event had the Company not used this prescribed practice.

22

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

IAC 191-97 Prescribed Practice
Effective April 1, 2016, after receipt of non-objection from the Iowa Division of Insurance, the Company adopted Iowa Administrative Code 191-97 Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve (“IAC 191-97”). Under the prescribed practice, the derivative transactions used to hedge the growth in interest credited on fixed indexed annuities will be carried at amortized cost, with the corresponding reserve liability calculation updated to assume the market value of the options to be zero. Iowa Rule 191-97 supersedes SSAP No. 86. As of June 30, 2018, the Company is no longer operating under this prescribed practice.

The impact related to this change in accounting principle before reinsurance was $266.5 as of the year ended December 31, 2018. Net of reinsurance, there was no impact for the year ended December 31, 2018. The impact to the Company’s capital and surplus as a result of this prescribed practice was a decrease of $78.2 as of December 31, 2017. The Company’s net income was increased by $82.6 for the year ended December 31, 2017 as a result of the prescribed practice.

The Company’s risk-based capital would not have triggered a regulatory event had the Company not used any of these prescribed practices.

Quasi-Reorganization Permitted Practice
On May 8, 2013, the Company, with the permission of the Commissioner, restated the gross paid-in and contributed surplus and the unassigned funds components of surplus, as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The restatement resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $1,659.0. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

The Company’s risk-based capital would not have triggered a regulatory event had the Company not used any of these prescribed practices.

23

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

3.	Investments

Bonds and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2018
U.S. Treasury securities and obligations of U.S.
government corporations and agencies	$745,255	$26,176	$6,306	$765,125
States, municipalities, and political subdivisions	399,164	9,035	3,249	404,950
Foreign other (par value - $4,244,172)	4,247,445	56,563	88,140	4,215,868
Foreign government (par value - $259,695)	264,889	3,143	5,858	262,174
Corporate securities	7,994,111	181,207	179,490	7,995,828
Residential mortgage backed securities	970,562	47,838	28,744	989,656
Commercial mortgage backed securities	1,256,163	5,024	20,486	1,240,701
Other asset backed securities	1,577,943	10,767	41,060	1,547,650
Total bonds	17,455,532	339,753	373,333	17,421,952
Preferred stocks	126,210	1,275	4,366	123,119
Common stocks	10,400	—	—	10,400
Total equity securities	136,610	1,275	4,366	133,519
Total	$17,592,142	$341,028	$377,699	$17,555,471

At December 31, 2017
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$822,920	$55,463	$5,477	$872,906
States, municipalities, and political subdivisions	562,140	24,901	2,596	584,445
Foreign other (par value - $4,710,769)	4,707,678	241,488	29,475	4,919,691
Foreign government (par value - $380,185)	395,389	19,130	2,283	412,236
Corporate securities	11,622,312	787,689	30,531	12,379,470
Residential mortgage backed securities	1,635,145	150,006	40,306	1,744,845
Commercial mortgage backed securities	967,928	13,173	5,473	975,628
Other asset backed securities	591,976	15,410	710	606,676
Total bonds	21,305,488	1,307,260	116,851	22,495,897
Preferred stocks	100,798	5,330	742	105,386
Common stocks	37,786	248	12	38,022
Total equity securities	138,584	5,578	754	143,408
Total	$21,444,072	$1,312,838	$117,605	$22,639,305

24

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2018	2017
	(In Thousands)
Cost or amortized cost	$17,455,532	$21,305,488
Adjustment for below investment grade bonds	(395)	(7,578)
Carrying value	$17,455,137	$21,297,910

The aggregate fair value of bonds with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2018
Fair value	$4,359,022	$3,957,524	$1,512,245	$9,828,791
Unrealized loss	116,440	154,818	102,075	373,333

At December 31, 2017
Fair value	$2,049,391	$115,855	$1,188,716	$3,353,962
Unrealized loss	47,297	4,070	65,484	116,851

The amortized cost and fair value of investments in bonds at December 31, 2018, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$271,200	$271,293
Due after 1 year through 5 years	3,340,172	3,358,575
Due after 5 years through 10 years	5,217,679	5,135,966
Due after 10 years	4,821,813	4,878,111
	13,650,864	13,643,945
Residential mortgage-backed securities	970,562	989,656
Commercial mortgage-backed securities	1,256,163	1,240,701
Other asset-backed securities	1,577,943	1,547,650
Total	$17,455,532	$17,421,952

25

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Pre-2008 vintage subprime and Alt-A mortgage collateral continues to reflect a housing market entrenched in recovery. While collateral losses continue to be realized, the pace and magnitude at which losses are being realized are steadily decreasing. Serious delinquencies and other measures of performance, like prepayments and loan defaults, have also displayed sustained periods of improvement. Reflecting these fundamental improvements, related bond prices and sector liquidity have increased substantially since the credit crisis. More broadly, home prices have moved steadily higher, further supporting bond payment performance. Year-over-year home price measures, while at a lower magnitude than experienced in the years following the trough in home prices, have stabilized at sustainable levels, when measured on a nationwide basis. While certain geographies began to show signs of slowing in the fourth quarter, this backdrop overall remains supportive of continued improvement in overall borrower payment behavior. In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.

While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

26

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The Company does not have direct exposure through investments in subprime mortgage loans as of December 31, 2018 and 2017.

The following table summarizes the Company’s direct exposure through other investments as of December 31, 2018 and 2017, respectively:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2018
Residential mortgage-backed securities	$31,954	$27,181	$31,802	$927
Structured securities	12,807	12,338	14,395	2
Total	$44,761	$39,519	$46,197	$929
December 31, 2017
Residential mortgage-backed securities	$62,571	$51,857	$61,058	$409
Structured securities	33,657	32,048	34,708	20
Total	$96,228	$83,905	$95,766	$429

The Company does not have underwriting exposure to subprime mortgage risk through Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2018 and 2017.

27

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following tables detail the Company's exposure to structured notes:

At December 31, 2018:

CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage-Referenced Security (Y/N)
		(In Thousands)
30711XAB0	$5,246	$5,871	$5,264	Y
30711XAD6	6,341	7,231	6,484	Y
30711XAF1	18,012	19,889	18,588	Y
30711XAH7	5,433	6,336	5,748	Y
30711XAK0	18,048	20,220	18,757	Y
30711XAM6	8,270	9,044	8,616	Y
30711XAT1	6,419	7,138	6,694	Y
30711XAX2	5,411	5,675	5,530	Y
30711XCL6	7,970	8,073	7,871	Y
30711XDS0	8,773	8,459	8,736	Y
30711XEP5	1,539	1,492	1,536	Y
30711XJX3	34,994	34,052	35,042	Y
30711XNU4	2,239	2,190	2,252	Y
30711XNX8	15,283	14,992	15,348	Y
3137G0AD1	8,432	8,809	8,465	Y
3137G0AM1	3,650	4,041	3,678	Y
3137G0AY5	3,894	4,412	4,017	Y
3137G0BK4	3,631	4,270	3,813	Y
3137G0CU1	6,316	6,867	6,424	Y
3137G0EJ4	2,258	2,581	2,384	Y
3137G0GW3	8,258	8,712	8,229	Y
Total	$180,417	$190,354	$183,476	XXX

28

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

At December 31, 2017:

CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage-Referenced Security (Y/N)
		(In Thousands)
026874BS5	$2,300	$3,148	$2,300	N
16725*AA8	7,034	7,332	7,034	N
293791AW9	4,494	5,063	4,506	N
30711XAB0	11,889	12,879	11,865	Y
30711XAD6	7,729	8,824	7,812	Y
30711XAF1	25,217	27,578	25,568	Y
30711XAH7	6,498	7,676	6,788	Y
30711XAK0	29,693	32,842	30,290	Y
30711XAM6	15,197	16,643	15,638	Y
30711XAP9	841	1,011	860	Y
30711XAT1	22,388	23,874	22,761	Y
30711XAV6	527	529	530	Y
30711XAX2	15,665	16,504	15,817	Y
30711XBF0	14,633	14,820	14,511	Y
30711XCL6	7,970	8,164	7,918	Y
30711XCT9	18,022	17,928	17,839	Y
30711XDS0	4,832	5,091	4,823	Y
3137G0AD1	18,020	18,593	17,970	Y
3137G0AM1	5,463	6,306	5,488	Y
3137G0AY5	3,894	4,551	3,970	Y
3137G0BK4	13,330	14,183	13,475	Y
3137G0CH0	3,749	3,731	3,734	Y
3137G0CU1	7,567	8,250	7,630	Y
3137G0EJ4	9,327	9,673	9,370	Y
3137G0FW4	9,938	9,986	9,877	Y
3137G0GJ2	13,335	13,391	13,235	Y
3137G0GW3	9,359	9,944	9,326	Y
3137G0HJ1	11,727	11,942	11,676	Y
3137G0JU4	3,345	3,418	3,340	Y
416515AW4	1,399	1,435	1,399	N
53079EAR5	4,401	7,493	4,403	N
59156RBS6	1,335	2,209	1,348	N
670877AA7	17,431	17,052	16,602	N
Q8718#AC8	1,030	1,046	1,029	N
Q8718#AD6	10,500	11,039	10,500	N
Q8718#AF1	36,200	39,640	36,200	N
Total	$376,279	$403,788	$377,432	XXX

29

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table shows prepayment penalty and acceleration fees at December 31, 2018 and 2017:

	General Account	Separate Account
December 31, 2018	(In Thousands)
Number of CUSIPs	58	11
Aggregate Amount of Investment Income	$6,197	$82
December 31, 2017 Number of CUSIPs	74	3
Aggregate Amount of Investment Income	$18,900	$184

Mortgage Loans and Real Estate

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan- specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for mortgage loans initiated during 2018 were 7.5% and 3.5%.

Taxes, assessments and any amounts advanced and not included in the mortgage loan total were
$0.0 as of December 31, 2018 and 2017.

During 2018, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 80.3% on commercial properties.

The following table shows an age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2018 and 2017:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2018
Recorded investment (all)
Current	$—	$—	$—	$—	$3,813,634	$—	$3,813,634
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	4,382	—	4,382
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—

30

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$2,906,786	$—	$2,906,786

December 31, 2017
Recorded investment (all)
Current	$—	$—	$—	$—	$4,278,170	$—	$4,278,170
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—

Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$3,600,209	$—	$3,600,209
31

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2018 and 2017.

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2018 and 2017.

The Company has no mortgage loans derecognized as a result of foreclosure as of December 31, 2018 and 2017.

Real Estate

In connection with the Acquisition described in Note 1, the Company sold ownership of certain real estate property used as Voya Financial, Inc.’s Atlanta campus to ReliaStar Life Insurance Company, a Minnesota insurer and then affiliate of the Company. The Company received $39.7 in consideration and recognized a gain of $12.0 on the disposal in accordance with SSAP No. 40R, Real Estate Investments.

Net Realized Capital Gains and Losses

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	December 31
	2018	2017
	(In Thousands)
Realized capital (losses) gains	$4,058	$(1,176,785)
Amount transferred to IMR (net of related taxes of $15,820 in 2018, $9,762 in 2017)	(59,512)	(18,129)
Federal income tax benefit	88,734	511,249
Net realized capital (losses) gains	$33,280	$(683,665)

Realized capital losses include losses of $36.9 and $14.2 related to securities that have experienced other-than-temporary declines in value during 2018 and 2018, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were
$11.3 billion and $3.3 billion in 2018 and 2017, respectively. Gross gains of $265.1 and $59.8 and gross losses of $178.8 and $25.1 during 2018 and 2017, respectively, were realized on those sales. A portion of the gains and losses realized in 2018 and 2017 has been deferred to future periods in the IMR.

32

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the other-than-temporary impairments ("OTTI") recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery as of December 31, 2018:

	Amortized Cost Basis Before Other-than- Temporary	Other-than-Temporary Impairment Recognized
	Impairment	Interest	Non-interest	Fair Value
First quarter:
Aggregate intent to sell	$69,308	$13,985	$—	$55,323
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$69,308	$13,985	$—	$55,323

Second quarter:
Aggregate intent to sell	$8,563	$1,682	$—	$6,881
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$8,563	$1,682	$—	$6,881

Third quarter:
Aggregate intent to sell	$26,277	$5,653	$—	$20,624
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$26,277	$5,653	$—	$20,624

Fourth quarter:
Aggregate intent to sell	$24,577	$3,872	$—	$20,705
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$24,577	$3,872	$—	$20,705

Total	N/A	$25,192	$—	N/A

33

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery as of December 31, 2017:

	Amortized Cost Basis Before Other-than- Temporary	Other-than-Temporary Impairment Recognized
	Impairment	Interest	Non-interest	Fair Value
First quarter:
Aggregate intent to sell	$2,320	$1,463	$—	$857
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$2,320	$1,463	$—	$857

Second quarter:
Aggregate intent to sell	$94	$89	$—	$5
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$94	$89	$—	$5

Third quarter:
Aggregate intent to sell	$326	$84	$—	$242
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$326	$84	$—	$242

Fourth quarter:
Aggregate intent to sell	$4,825	$580	$—	$4,245
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$4,825	$580	$—	$4,245

Total	N/A	$2,216	$—	N/A

34

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, as of December 31, 2018:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value at Time of OTTI
	(In Thousands)
02151BAR9	$1,240	$1,208	$32	$1,208	$1,208
05951GBE1	1,162	1,151	11	1,151	1,116
05951GBG6	725	719	6	719	697
22944BAU2	3,376	2,691	685	2,691	2,433
36185MAD4	650	648	2	648	638
362341LL1	403	393	9	393	360
92922FTJ7	193	193	1	193	187
00075WAP4	396	393	3	393	393
05949CMU7	4,572	4,384	188	4,384	4,329
05951GBE1	1,124	1,114	10	1,114	1,078
05951GBG6	702	696	6	696	674
225470UJ0	104	103	1	103	103
22944BAU2	2,314	2,125	189	2,125	2,125
30247DAE1	626	622	4	622	622
362341LL1	380	379	1	379	347
92922FTJ7	180	180	1	180	174
93935YAA8	394	393	1	393	393
02147QAV4	296	296	1	296	296
05951GBE1	1,090	1,090	11	1,090	1,039
05951GBG6	681	681	7	681	649
225470UJ0	96	96	2	96	94
30247DAE1	2,410	2,410	9	2,410	2,398
362341LL1	370	370	3	370	337
41161PLD3	125	125	—	125	124
92922FTJ7	173	173	—	173	169
05951GBE1	1,035	1,035	23	1,035	951
05951GBG6	647	647	14	647	595
22944BAU2	1,937	1,937	24	1,937	1,913
362341LL1	358	358	—	358	327
362341WZ8	678	678	1	678	676
41161PLD3	122	122	—	122	117
576438AA3	611	611	4	611	605
92922FTJ7	169	169	—	169	164
93363XAD5	3,371	3,371	3	3,371	3,456
9393366D0	299	299	3	299	295
			$1,255

35

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The total amount of OTTI's recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $1.2 and $0.5 in 2018 and 2017, respectively.

The following table shows for the years ended December 31, 2018 and 2017, all impaired securities in the aggregate for which an OTTI has not been recognized in earnings as a realized loss, including securities with a recognized OTTI for non-interest related declines when a non- recognized interest related impairment remains:

	December 31, 2018
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$54,558	$1,741,128
Greater than 12 months	35,732	594,239
Total	$90,290	$2,335,367

	December 31, 2017
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$16,388	$769,624
Greater than 12 months	30,101	364,809
Total	$46,489	$1,134,433

Impairments on joint venture, partnerships and limited liability company holdings are taken when it is determined that these values are not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The investment and the amount of the impairments for the years ended December 31, 2018 and 2017 are as follows:

	Year ended December 31
Description	2018	2017

Blackstone Comdty Fund	$—	$137
Energy Capital Partners, LP PRVT	686	323
Total	$686	$460

36

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2018	2017
	(In Thousands)
Income:
Bonds	$839,523	$976,187
Mortgage loans	169,142	176,254
Equity securities	7,256	12,106
Subsidiary	32,407	—
Contract loans	1,287	3,628
Derivatives	314,725	(125,510)
Real estate	1,847	8,308
Other	29,301	30,938
Total investment income	1,395,488	1,081,911
Investment expenses	(66,307)	(97,885)
Net investment income	$1,329,181	$984,026

37

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Securities Lending

The Company did not have any loaned securities as of December 31, 2018. The Company had loaned securities, which are reflected as invested assets on the balance sheet, with a fair value of approximately $384.5 at December 31, 2017. The securities received as collateral and the obligation to return the collateral are reflected separately on the balance sheet. The aggregate fair value amount of open collateral received for securities lending agreements was $388.9 at December 31, 2017.

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The Company has not pledged any of its assets as collateral that are not reclassified and separately reported on the balance sheet.

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2017 are shown below:

	Securities Lending
	Amortized Cost	Fair Value
	(In Thousands)
At December 31, 2017
Open	$—	$—
30 days or less	213,923	213,921
31 to 60 days	28,820	28,821
61 to 90 days	94,894	94,901
91 to 120 days	18,130	18,131
121 to 180 days	33,109	33,109
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Securities received	—	—
Total collateral reinvested	$388,876	$388,883

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

The Company may engage in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. As of December 31, 2018 the Company did not engage in any securities lending. As of December 31, 2017 the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $9.0.

38

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

There were no amounts held as collateral for transactions that extend beyond one year at December 31, 2018 and 2017.

Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (entered into advances) with the FHLB as part of the Company's liquidity strategy. The Company has determined the estimated maximum borrowing capacity as $16.1 billion. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 30% of the general and separate accounts total assets of the Company, one quarter in arrears.

The amount of FHLB capital stock held by the Company is as follows:

	2018			2017
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	10,000	—	10,000	10,000	—	10,000
Activity stock	400	—	400	24,000	—	24,000
Excess stock	—	—	—	—	—	—
Aggregate total	$10,400	$—	$10,400	$34,000	$—	$34,000

The actual collateral as determined by the Company is $165.7 and $635.0 at December 31, 2018 and 2017, respectively.

All FHLB membership stock is not eligible for redemption.

39

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The amount of collateral pledged to FHLB at the the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
			(In Thousands)
As of December 31, 2018
General account	$181,715	$183,817	$10,000	$687,061	$677,710	$600,000
Separate account	—	—	—	—	—	—
Total	$181,715	$183,817	$10,000	$687,061	$677,710	$600,000

As of December 31, 2017
General account	$691,465	$663,978	$600,000	$691,465	$663,978	$600,000
Separate account	—	—	—	—	—	—
Total	$691,465	$663,978	$600,000	$691,465	$663,978	$600,000

The amount borrowed from the FHLB at the the end of the reporting period is as follows:

	General Account	Separate Account	Total	Funding Agreement Reserves Established
	(In Thousands)
As of December 31, 2018
Debt	$10,000	$—	$10,000	XXX
Funding agreements	—	—	—	$—
Other	—	—	—	XXX
Aggregate total	$10,000	$—	$10,000	$—

As of December 31, 2017
Debt	$—	$—	$—	XXX
Funding agreements	600,000	—	600,000	$601,513
Other	—		—	XXX
Aggregate total	$600,000	$—	$600,000	$601,513

The maximum amount the general account borrowed from FHLB during the years ended December 31, 2018 and 2017 was $600.

The Company's current FHLB borrowings may be subject to prepayment penalties.

40

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Restricted Assets

The following table shows assets pledged as collateral or restricted at December 31, 2018:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account						Gross	Admitted
Restricted Asset Category	Total Assets	Supporting Separate Account Activity	Supporting General Account Activity	Total Assets	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	(Admitted & Nonadmitted) Restricted to Total Assets	Restricted to Total Admitted Assets
			(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	—	—	—	—	375,366	(375,366)	—	—	—%	—%
Subject to repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Subject to reverse repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Placed under option contracts	—	—	—	—	—	—	—	—	—%	—%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—	—%	—%
FHLB capital stock	10,400	—	—	10,400	34,000	(23,600)	—	10,400	0.02%	0.02%
On deposit with states	11,132	—	—	11,132	11,024	108	—	11,132	0.02%	0.02%
On deposit with other regulatory bodies	—	—	—		—	—	—	—	—%	—%
Pledged as collateral to FHLB (including assets backing funding agreements)	183,817	—	—	183,817	663,978	(480,161)	—	183,817	0.36%	0.36%
Derivative Pledged Collateral	253,502	—	—	253,502	439,897	(186,395)	—	253,502	0.50%	0.50%
Other restricted ssets		—	—	—	—	—	—	—%	—%	—%
Total restricted assets	$458,851	$—	$—	$458,851	$1,524,265	$(1,065,414)	$—	$458,851	0.90%	0.90%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2018.

41

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2017:

	Gross (Admitted & Nonadmitted) Restricted
	General Account							Gross	Admitted
Restricted Asset Category	Total Assets	Supporting Separate Account Activity	Total Assets	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	(Admitted & Nonadmitted) Restricted to Total Assets	Restricted to Total Admitted Assets
			(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	375,366	—	375,366	269,557	105,809	—	375,366	0.63%	0.64%
Subject to repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%
Placed under option contracts	—	—	—	—	—	—	—	—%	—%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—%	—%
FHLB capital stock	34,000	—	34,000	18,000	16,000		34,000	0.06%	0.06%
On deposit with states	11,024	—	11,024	10,689	335	—	11,024	0.02%	0.02%
On deposit with other regulatory bodies	—	—		—	—	—	—	—%	—%
Pledged as collateral to FHLB (including assets backing funding agreements)	663,978	—	663,978	199,347	464,631		663,978	1.12%	1.13%
Derivative Pledged Collateral	439,897	—	439,897	453,647	(13,750)	—	439,897	0.74%	0.75%
Other restricted assets	—	—	—	—	—	—	—%	—%
Total restricted assets	$1,524,265	$—	$1,524,265	$951,240	$573,025	$—	$1,524,265	2.57%	2.60%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2017.

42

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2018:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash and Short-Term Investments	$798,413	$798,413	3.01%	3.01%
Total collateral assets	$798,413	$798,413	3.01%	3.01%

*BACV divided by total assets excluding Separate Accounts

**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized obligation to return collateral asset	$798,413	3.29%

*BACV divided by total liabilities excluding Separate Account

The following table shows collateral received and reflected as assets at December 31, 2017

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash and Short-Term Investments	$721,296	$721,296	2.43%	2.47%
Reinvested collateral assets owned	388,876	388,883	1.31%	1.33%
Total collateral assets	388,876	$1,110,179	3.74%	3.80%

*BACV divided by total assets excluding Separate Accounts

**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized obligation to return collateral asset	$1,110,172	4.06%

*BACV divided by total liabilities excluding Separate Account

43

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company has high quality, well performing, portfolio of private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of December 31, 2018 the Company did not hold any private placement debt restructuring loans. As of December 31, 2017 the Company’s total recorded investment in troubled debt restructurings was $7.3 and the Company had no realized losses related to these investments in 2017.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

4.	Derivative Financial Instruments Held for Purposes Other than Trading

The Company's use of derivatives is primarily for economic hedging purposes. The Company enters into various derivative transactions to reduce and manage the risk of a change in value, yield, price, cash flow or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are in accordance with SSAP No. 86, Derivatives. The Company enters into credit default swaps to reduce the credit loss exposure with respect to certain assets which the Company has acquired.

The Company does not receive hedge accounting treatment for these derivative transactions. The Company also enters into credit default swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument are carried at amortizedcost. The replication practices are in accordance with SSAP No. 86.

44

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.

Upfront fees paid or received on derivative contracts are included on the balance sheet as an asset or liability and are amortized to investment income over the remaining term of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statements of operations or deferred into IMR and amortized into investment income.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

	As of December 31, 2018	As of December 31, 2017
Collateral Type:	(In Thousands)
Cash
Held- Cleared Contracts	$—	$54,936
Held- OTC Contracts	807,736	666,360
Pledged-Cleared Contracts	9,323	—

Securities
Held	$139,690	$33,515
Delivered	253,502	439,897

45

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The Company is required to post collateral for any futures contracts that are entered into. The amount of collateral required is determined by the exchange. The Company currently posts cash and U.S. Treasury Bonds to satisfy this collateral requirement.

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of the contract. At December 31, 2018 and 2017, the total amount would be $25.0 and $127.0, respectively.

The table below summarizes the Company’s derivative contracts on the balance sheet at December 31, 2018 and 2017:

	Notional Amount	Carrying Value	Fair Value
		(In Thousands)
December 31, 2018
Derivative contracts:
Credit contracts	$25,000	$135	$(205)
Equity contracts	27,945,616	767,347	758,645
Foreign exchange contracts	42,832	679	1,033
Interest rate contracts	26,142,500	136,613	136,486
Total derivatives	$54,155,948	$904,774	$895,959

December 31, 2017
Derivative contracts:
Credit contracts	$437,767	$(5,797)	$(4,943)
Equity contracts	34,487,149	100,899	377,754
Foreign exchange contracts	244,673	(17,041)	(24,421)
Interest rate contracts	27,039,348	389,821	403,594
Separate account liability:
Foreign exchange contracts	77,459	759	759
Total derivatives	$62,286,396	$468,641	$752,743

The net gain or (loss) recognized in unrealized gains or (losses) during the reporting period resulting from derivative instruments that no longer qualify for hedge accounting was $0 for both the years ended December 31, 2018 and 2017.

The Company does not have any derivative contracts with financing premiums.

46

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

5.	Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $809.2 and $932.8 and an aggregate fair value of $801.6 and $961.4 at December 31, 2018 and 2017, respectively. Those holdings amounted to 4.6% and 4.4% of the Company’s investments in bonds and 3.1% and 3.2% of total admitted assets excluding separate accounts, at December 31, 2018 and 2017, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $143.5 and $494.3 with an aggregate fair value of $150.2 and $513.3 at December 31, 2018 and 2017, respectively. The carrying value of these holdings amounted to 0.8% and 2.3% of the Company’s investment in bonds and 0.5% and 1.7% of the Company’s total admitted assets excluding separate accounts, at December 31, 2018 and 2017, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan- specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

47

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	As of December 31, 2018		As of December 31, 2017
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$587,916	15.4%	$400,258	9.4%
50% - 60%	942,270	24.7%	1,115,849	26.1%
60% - 70%	1,985,428	52.0%	2,376,415	55.5%
70% - 80%	292,251	7.6%	377,202	8.8%
80% - 90%	10,151	0.3%	8,446	0.2%
Total	$3,818,016	100.0%	$4,278,170	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$2,968,991	77.8%	$3,361,329	78.6%
1.25x to 1.5x	512,048	13.4%	537,985	12.6%
1.0x to 1.25x	265,797	7.0%	291,884	6.8%
Less than 1.0x	53,101	1.4%	61,510	1.4%
Not Applicable*	18,079	0.4%	25,462	0.6%
Total	$3,818,016	100.0%	$4,278,170	100.0%

*Commercial mortgage loans secured by land or construction loans

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

48

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2018		As of December 31, 2017
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$855,833	22.4%	$1,060,881	24.8%
Hotel/Motel	146,416	3.8%	76,736	1.8%
Industrial	927,292	24.3%	1,186,389	27.7%
Mixed Use	22,096	0.6%	30,731	0.7%
Office	683,578	17.9%	699,293	16.3%
Other	163,286	4.3%	126,000	2.9%
Retail	1,019,515	26.7%	1,098,140	25.8%
Total	$3,818,016	100.0%	$4,278,170	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2018		As of December 31, 2017
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$760,114	19.9%	$858,234	20.1%
South Atlantic	925,213	24.2%	991,827	23.3%
West South Central	387,845	10.2%	541,132	12.6%
East North Central	493,351	12.9%	454,934	10.6%
Middle Atlantic	483,436	12.7%	570,381	13.3%
Mountain	550,635	14.4%	546,947	12.8%
West North Central	115,831	3.0%	198,554	4.6%
New England	54,762	1.4%	59,372	1.4%
East South Central	46,829	1.3%	56,789	1.3%
Total	$3,818,016	100.0%	$4,278,170	100.0%

49

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	As of December 31, 2018	As of December 31, 2017
	(In Thousands)
2018	$525,455	$—
2017	606,099	818,927
2016	778,499	924,159
2015	625,676	750,498
2014	446,643	538,270
2013	475,956	546,163
2012 and prior	359,688	700,153
Total	$3,818,016	$4,278,170

50

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

6.	Reserves

At December 31, 2018 and 2017, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	Percent of Total
		(In Thousands)
December 31, 2018
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$8,671,727	$463,200	$—	$9,134,927	20.0%
At book value less surrender charge of 5% or more	2,460,136	27,414	—	2,487,550	5.4%
At fair value	—	—	23,707,676	23,707,676	51.9%
Total with market value adjustment or at fair value	11,131,863	490,614	23,707,676	35,330,153	77.3%
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	4,416,581	—	—	4,416,581	9.7%
Not subject to discretionary withdrawal	5,917,211	—	—	5,917,211	13.0%
Total annuity reserves and deposit fund liabilities before reinsurance	21,465,655	490,614	23,707,676	45,663,945	100.0%
Less reinsurance ceded	3,515,366	—	—	3,515,366
Total annuity reserves and deposit fund liabilities	$17,950,289	$490,614	$23,707,676	$42,148,579

December 31, 2018
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$8,077,457	$529,644	*	$—	*	$8,607,101	16.4%
At book value less surrender charge of 5% or more	3,003,732	26,406		—		3,030,138	5.8%
At fair value	—	—		28,615,390		28,615,390	54.5%
Total with market value adjustment or at fair value	11,081,189	556,050		28,615,390		40,252,629	76.7%
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	5,661,679	—		193,370		5,855,049	11.1%
Not subject to discretionary withdrawal	6,428,502	—		—		6,428,502	12.2%
Total annuity reserves and deposit fund liabilities before reinsurance	23,171,370	556,050		28,808,760		52,536,180	100.0%
Less reinsurance ceded	4,772,455	—		—		4,772,455
Total annuity reserves and deposit fund liabilities	$18,398,915	$556,050		$28,808,760		$47,763,725

* These amounts reflect prescribed practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

51

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2018 and 2017 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2018
Ordinary renewal	$(40,535)	$(40,535)
Group Life	(8)	(8)
Group Annuity	(201)	(201)
Totals	$(40,744)	$(40,744)

December 31, 2017
Ordinary renewal	1,951	1,396
Group Life	(91,315)	(91,315)
Group Annuity	(245)	(245)
Totals	$(89,609)	$(90,164)

7.	Employee Benefit Plans

Effective June 1, 2018, in connection with the Acquisition described in Note 1, VSC created and sponsors the Venerable 401(k) Savings Plan (the “Venerable Savings Plan”). Substantially all employees of VSC are eligible to participate, and the features of the Venerable Savings Plan are substantially identical to those of the Voya Savings Plan described below, including company pre-tax match up to a maximum of 6% of eligible compensation and a profit sharing contribution of up to a maximum 4% of eligible compensation. Amounts allocated to the Company for the Venerable Savings Plan were $0.9 for the seven months ended December 31, 2018.

Prior to the Acquisition, the Company's Employee Benefit Plans were structured as follows:

Defined Benefit Plan: Prior to the Acquisition, Voya Services Company sponsored the Voya Financial, Inc. Retirement Plan (the “Voya Qualified Plan”). The Voya Qualified Plan was a tax qualified defined benefit plan, the benefits of which were guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). The Voya Qualified Plan operates under a cash balance plan where participants earn a credit equal to 4% of eligible pay. The accrued vested cash balance benefit is portable. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $1.0 and $2.2 for 2018 and 2017, respectively. Upon completion of the Acquisition, the Company's employees were moved from active participants to term-vested participants in the Voya Qualified Plan, and all of the Company's obligations under the Voya Qualified Plan were terminated.

52

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Defined Contribution Plans: Prior to the Acquisition, Voya Services Company sponsored the Voya 401(k) Savings Plan (the “Voya Savings Plan”). Substantially all employees of Voya Services Company and its affiliates were eligible to participate, including, prior to the
Acquisition, the Company’s employees other than Company agents. The Voya Savings Plan was a tax qualified defined contribution plan. Voya Savings Plan benefits were not guaranteed by the PBGC. The Voya Savings Plan allowed eligible participants to defer into the Voya Savings Plan a specified percentage of eligible compensation on a pretax basis and post-tax basis. Voya Services Company matched such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions were subject to a 4 year graded vesting schedule (although certain specified participants were subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan were subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Voya Savings Plan were $0.9 and $3.5 for 2018 and 2017, respectively. Effective with the Acquisition, employee and Company contributions to the Voya Savings Plan ceased.

The Omnibus Plan: Prior to the completion of the Acquisition, certain employees of the Company participated in the Voya Financial, Inc. 2013 and 2014 Omnibus Employee Incentive Plan (the "Voya Omnibus Plan") with respect to awards granted in 2013, 2014, 2015, 2016, 2017, and 2018. The Voya Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options. The costs allocated to the Company under these holding company arrangements for employee participation were $5.8 and $14.2 for 2018 and 2017, respectively.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company recorded a liability of $1.9 and $8.8 at December 31, 2018 and 2017, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, prior to completion of the Acquisition the Company, in conjunction with Voya Services Company, provided certain supplemental retirement benefits to eligibleemployeesand health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan included a nonqualified defined benefit pension plan and a nonqualified defined contribution plan, which means all benefits were payable from the general assets of the Company. The postretirement health care plan was contributory with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

53

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

A summary of the net periodic benefit cost of the Company's benefit plans are as follows at December 31, 2018 and December 31, 2017:

	Overfunded		Underfunded
	2018	2017	2018	2017
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$23,613	$22,376
Interest cost	—	—	370	991
Actuarial loss (gain)	—	—	—	1,604
Benefits paid	—	—	(564)	(1,359)
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	(23,419)	—
Benefit obligation at end of year	$—	$—	$—	$23,612
Postretirement Benefits	—	—
Benefit obligation at beginning of year	—	—	$1,391	$1,369
Interest cost	—	—	20	61
Contribution by plan participants	—	—	47	90
Actuarial loss (gain)	—	—	—	154
Benefits paid	—	—	(84)	(283)
Business combinations, divestitures, curtailments, settlements and special termination benefits		—	(1,374)	—
Benefit obligation at end of year	$—	$—	$—	$1,391

Special or Contractual Benefits Per SSAP No. 11
Benefit obligation at beginning of year	$—	$—	$4	$38
Interest cost	—	—	—	1
Actuarial loss (gain)	—	—	—	(35)
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	(4)	—
Benefit obligation at end of year	$—	$—	$—	$4

* SSAP No. 11, Postemployment Benefits and Compensated Absences ( "SSAP No. 11")

The amount of the accumulated benefit obligation for defined benefit pension plans was $0.0 and $23.6 for 2018 and 2017, respectively.

54

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:
	Pension Benefits		Postretirement Benefits		Special or Contractual Benefits Per SSAP No. 11
	2018	2017	2018	2017	2018	2017
			(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—	$—	$—
Actual return on plan assets	—	—	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—	—	—
Reporting entity contribution	564	1,359	47	193	—	—
Plan participants' contributions	—	—	37	90	—	—
Benefits paid	(564)	(1,359)	(84)	(283)	—	—
Business combinations, divestitures and settlements	—	—	—	—	—	—
Fair value of plan assets at end of year	$—	$—	$—	$—	$—	$—

The funded status of the plans are as follows:

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
		(In Thousands)
Components:
Prepaid benefit costs	$—	$—	$—	$—
Overfunded plan assets	—	—	—	—
Accrued benefit costs	—	18,015	—	3,042
Liability for pension benefits	—	5,597	—	(1,651)

Assets and Liabilities recognized:
Assets (nonadmitted)	$—	$—	$—	$—
Liabilities recognized	—	23,612	—	1,391

Unrecognized liabilities	$—	$—	$—	$—

55

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits		Postretirement Benefits		Special or Contractual Benefits Per SSAP No. 11
	2018	2017	2018	2017	2018	2017
			(In Thousands)
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	370	991	20	61	—	1
Expected return on plan assets	—	—	—	—	—	—
Transition asset or obligation	1	1	—	—	—	—
Gains and losses	5,637	362	(1,133)	(130)	—	(35)
Prior service cost or credit	(13)	(36)	(35)	(85)	—	—
Gain or loss recognized due to a settlement or curtailment	—	—	—	—	—	—
Total net periodic benefit cost	$5,995	$1,318	$(1,148)	$(154)	$—	$(34)

The amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost are as follows:

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
	(In Thousands)
		(In Thousands)
Items not yet recognized - prior year	$5,597	$4,320	$(1,651)	$(2,020)
Net transition asset or obligation recognized	(1)	(1)	—	—
Net prior service cost or credit arising during the period	—	—	—	—
Net prior service cost or credit recognized	13	36	35	85
Net gain and loss arising during period	—	1,604	—	154
Net gain and loss recognized	(5,609)	(362)	1,616	130
Items not yet recognized - current year	$—	$5,597	$—	$(1,651)

The amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
		(In Thousands)
Net transition asset or obligation recognized	—	1	—	—
Net prior service cost or credit	—	(32)	—	(85)
Net recognized gains and losses	$—	$642	$—	$(119)

56

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
		(In Thousands)
Net transition asset or obligation recognized	$—	4	$—	—
Net prior service cost or credit	—	(31)	—	(424)
Net recognized gains and losses	$—	$5,642	—	(1,227)

Assumptions used in determining year-end liabilities for the defined benefit plans and other benefit plans as of December 31, 2017 were as follows:

2017
Weighted average discount rate	3.64%
Rate of increase in compensation level	N/A

Assumptions used in determining expense for the defined benefit plans and other benefit plans as of January 1, 2017 were as follows:

2017
Weighted average discount rate	4.55%
Expected long-term rate of return on plan assets	N/A
Rate of compensation increase	N/A

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have $0 effect on total of service and interest cost components for the years ended December 31, 2018 and 2017, and $0 effect on postretirement benefit obligations for the years ended December 31, 2018 and 2017.

The Company had multiple postretirement welfare benefit plans. The medical plans were contributory, with plan premiums and participants' contributions adjusted annually. The life insurance plan for retirees was contributory based on retirement date. Voya Financial, Inc, did not subsidize retiree medical benefit coverage for retirements that occured after October 1, 2009. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individualcoveragethrough a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution.

The Company does not have any regulatory contribution requirements for 2019, and the Company currently does not intend to make voluntary contributions to the defined benefit pension plan for 2019.

57

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

8.	Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

58

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

	Non-Indexed Guarantee Less than/equal to 4%	Non-Guaranteed Separate Accounts	Total
		(In Thousands)
December 31, 2018
Premium, consideration or deposits for the year	$457	$59,215	$59,672
Reserves for separate accounts with assets at:
Fair value	$—	$23,738,071	$23,738,071
Amortized cost*	490,614	—	490,614
Total separate account reserves	$490,614	$23,738,071	$24,228,685
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment*	$490,614	$—	$490,614
At fair value	—	23,738,071	23,738,071
Subtotal	490,614	23,738,071	24,228,685
Total separate account aggregate reserves	$490,614	$23,738,071	$24,228,685

	Non-Indexed Guarantee Less than/equal to 4%	Non-Guaranteed Separate Accounts	Total
		(In Thousands)
December 31, 2017
Premium, consideration or deposits for the year	$1,050	$932,775	$933,825
Reserves for separate accounts with assets at:
Fair value	$—	$28,844,021	$28,844,021
Amortized cost*	556,050	—	556,050
Total separate account reserves	$556,050	$28,844,021	$29,400,071
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment*	$556,050	$—	$556,050
At fair value	—	28,844,021	28,844,021
Subtotal	556,050	28,844,021	29,400,071
Total separate account aggregate reserves	$556,050	$28,844,021	$29,400,071

* These amounts reflect prescribed practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2018 and 2017, the Company reported assets and liabilities from the following product lines in a separate account: Individual Annuity, Group Annuity, Individual Life and Group Life.

59

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Some assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2018 and 2017:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets*
	(In Thousands)
December 31, 2018
Individual Annuity	$9,358,972	$207,422
Group Annuity	14,388,032	317,548
Individual Life	8,962	—
Group Life	21,484	—
Total	$23,777,450	$524,970

December 31, 2017
Individual Annuity	$11,355,457	$254,937
Group Annuity	17,503,061	398,736
Individual Life	11,568	—
Group Life	23,753	—
Total	$28,893,839	$653,673

*          These amounts reflect prescribed practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

As of December 31, 2018 separate account assets for products registered with the SEC totaled
$24.3 billion.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2018	$199,389
2017	226,722
2016	252,482
2015	265,776
2014	285,399

60

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2018	$12,084
2017	13,753
2016	40,783
2015	40,498
2014	34,594

The Company does not engage in securities lending transactions within its separate accounts.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	2018	2017
	(In Thousands)
Transfers as Reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$59,611	$934,128
Transfers from separate accounts	(3,176,719)	(6,946,158)
Transfers as reported in the Statements of Operations	$(3,117,108))	$(6,012,030

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2018 and 2017, was $23.8 billion and $28.9 billion, respectively.

The Company has products classified within the separate account for which the investment directive is not determined by the contract holder. If these investments had been included in the general account, the Company would not have exceeded the investment limitations imposed on the general account.

The Company has separate account assets for which less than 100% of investment proceeds, net of contract fees and assessments, are attributed to the contract holder. The reinvestment of these investment proceeds within the separate account would not have resulted in a combined investment portfolio that exceeds the state investment limitations imposed on the general account.

61

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

9.	Federal Income Taxes

For the period of June 1, 2018 through December 31, 2018, the Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provided for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provides that each subsidiary will make payments as if it were not included in the consolidated group, but instead filed its federal income tax return on a stand-alone basis.

For the period of June 1, 2018 through December 31, 2018, the following is a list of affiliated companies that participate in the filing of the Company's consolidated federal income tax return:

Voya Insurance and Annuity Company          Rocky Range, Inc.

Under the intercompany tax sharing agreement, the Company recorded a receivable of $71.7 at December 31, 2018 from its subsidiary RR, for its portion of the consolidated federal income taxes.

Prior to the Acquisition for the period of January 1, 2018 through May 31, 2018, and for the year ended December 31, 2017, the Company was included in a federal tax sharing agreement with the members of Voya Financial, Inc.'s affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provided for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provided that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

62

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

For the period of January 1, 2018 through May 31, 2018, and for the period ended December 31, 2017, the following is a list of all affiliated companies that participated in the filing of the Voya Financial consolidated federal income tax return:

Australia Retirement Services Holding, LLC	Voya II Custom Investments LLC
IB Holdings LLC	Voya Financial Advisors, Inc.
IIPS of Florida, LLC	Voya Financial Partners, LLC
ILICA LLC	Voya Financial Products Company, Inc.
Langhorne I, LLC	Voya Financial, Inc.
Midwestern United Life Insurance Company	Voya Funds Services, LLC
Pen-Cal Administrators, Inc. *	Voya Holdings Inc.
Pomona Management LLC	Voya Insurance and Annuity Company
Rancho Mountain Properties, Inc.	Voya Institutional Plan Services, LLC
ReliaStar Life Insurance Company	Voya Institutional Trust Company
ReliaStar Life Insurance Company of New York	Voya Insurance Solutions, Inc.
Roaring River, LLC	Voya International Nominee Holdings, Inc.
Roaring River II, Inc.	Voya Investment Management Alternative Assets LLC
Roaring River IV Holding, LLC	Voya Investment Management Co. LLC
Roaring River IV, LLC	Voya Investment Management LLC
Security Life Assignment Corp.	Voya Investment Trust Company
Security Life of Denver Insurance Company	Voya Investments Distributor, LLC
Security Life of Denver International Limited	Voya Investments, LLC
SLDI Georgia Holdings, Inc.	Voya Payroll Management, Inc.
Voya Alternative Asset Management LLC	Voya Pomona Holdings LLC
Voya America Equities, Inc.	Voya Realty Group LLC
Voya Benefits Company, LLC *	Voya Retirement Advisors, LLC
Voya Capital, LLC	Voya Retirement Insurance and Annuity Company
Voya Custom Investments LLC	Voya Services Company

*New affiliate for the period of January 1, 2018 through May 31, 2018. Directed Services, LLC was removed as an affiliate for this same period, as they are a single member LLC that did not participate in the filing of the Voya Financial consolidated federal income tax return.

Under the intercompany tax sharing agreement, the Company has a (payable)/receivable of $(144.5) at December 31, 2017 to Voya Financial, Inc., an affiliate, for federal income taxes.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2018	2017
	(In Thousands)
Federal tax expense on operations	$56,210	$855,267
Federal tax benefit on capital losses	(88,734)	(511,249)
Total current tax expense incurred	$(32,524)	$344,018

63

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2018 and 2017 are as follows:

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
				(In Thousands)
Gross DTAs	$448,889	$14,190	$463,079	$870,778	$26,143	$896,921	$(421,889)	$(11,953)	$(433,842)
Statutory Valuation Allowance Adjustments	301,327	4,329	305,656	—	—	—	301,327	4,329	305,656
Adjusted gross DTAs	147,562	9,861	157,423	870,778	26,143	896,921	(723,216)	(16,282)	(739,498)
Deferred Tax Assets Nonadmitted	—	—	—	512,215	10,165	522,380	(512,215)	(10,165)	(522,380)
Admitted Adjusted Gross DTAs	147,562	9,861	157,423	358,563	15,978	374,541	(211,001)	(6,117)	(217,118)
Gross Deferred tax liabilities	147,562	9,861	157,423	119,194	15,978	135,172	28,368	(6,117)	22,251
Net Admitted Adjusted Gross DTAs	$—	$—	$—	$239,369	$—	$239,369	$(239,369)	$—	$(239,369)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2018 and December 31, 2017 are as follows:

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capita	Total	Ordinary	Capital	Total
				(In Thousands)
a. Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b. Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the	—	—	—	239,369	—	239,369	(239,369)	4,329	(239,369)
1. Adjusted gross DTAs expected to be realized following the balance sheet date	—	—	—	354,115	—	354,115	(354,115)	—	(354,115)
2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	337,755	XXX	XXX	239,369	XXX	XXX	98,386
c. Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities Gross Deferred tax liabilities	147,562	9,861	157,423	119,194	15,978	135,172	28,368	(6,117)	22,251
Deferred tax assets admitted as the result of application SSAP No.101 Total	$147,562	$9,861	$157,423	$358,563	$15,978	$374,541	$(211,001)	$(6,117)	$(217,118)

64

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation is as follows:

	2018	2017
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	1,274.7%	883.4%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$2,487,098	$1,652,788

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	December 31, 2017		December 31, 2017		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
			(Amounts in Thousands)
Adjusted gross DTAs	$147,562	$9,861	$ 870,778	$ 26,143	$(723,216)	$(16,282)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	38.88%	0.00%	(38.88)%
Net Admitted Adjusted Gross DTAs	$147,562	$9,861	$358,563	$15,978	$(211,001)	$(6,117)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

65

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2018	12/31/2017	Change
		(In Thousands)

Deferred Tax Assets Ordinary:
Policyholder reserves	$144,431	$168,837	$(24,406)
Investments	270,496	653,398	(382,902)
Deferred acquisition costs	—	26,160	(26,160)
Policyholder dividends accrual	—	1,681	(1,681)
Compensation and benefits accrual	398	6,136	(5,738)
Pension accrual	—	6,886	(6,886)
Receivables - nonadmitted	1,146	1,347	(201)
Tax credit carry-forward	—	372	(372)
Net operating loss	32,407	—	32,407
Other (including items <5% of total ordinary tax assets)	11	5,961	(5,950)
Subtotal	448,889	870,778	(421,889)
Statutory valuation allowance adjustment	301,327	—	301,327
Nonadmitted	—	512,215	(512,215)
Admitted ordinary deferred tax assets	$147,562	$358,563	$(211,001)
Capital:
Investments	$14,190	$26,143	$(11,953)
Subtotal	14,190	26,143	(11,953)
Statutory valuation allowance adjustment	4,329	—	4,329
Nonadmitted	—	10,165	(10,165)
Admitted capital deferred tax assets	$9,861	$15,978	$(6,117)
Admitted deferred tax assets	$157,423	$374,541	$(217,118)
Deferred Tax Assets
Ordinary:
Investments	$42,228	$10,458	$31,770
Fixed assets	—	647	(647)
Deferred and uncollected premiums	—	328	(328)
Policyholder reserves	105,334	107,657	(2,323)
Other (including items <5% of total ordinary tax liabilities)	—	104	(104)
Subtotal	147,562	119,194	28,368
Capital:
Investments	$9,861	$15,978	$(6,117)
Subtotal	9,861	15,978	(6,117)
Total deferred tax liabilities	$157,423	$135,172	$22,251
Net deferred tax assets/liabilities	$—	$239,369	$(239,369)

66

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

See Effective Rate Reconciliation for the estimated impact of the Tax Cuts and Jobs Act (“Tax Reform”) on the Company’s net adjusted gross deferred tax assets.

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. We have determined that it is more likely than not, the portion of gross deferred tax assets subject to reversal from future taxable income exclusive of the reversing of temporary differences, will not be realized as of December 31, 2018. As of December 31, 2018 and 2017, the Company had valuation allowances of $305.7 and $0.0, respectively.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are as follow:

	Year Ended December 31
	2018		2017
	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary income (loss)	$(130,381)		$2,052,633
Capital losses	(55,454)		(1,194,914)
Total pretax income (loss)	(185,835)		857,719
Expected tax expense (benefit) at 21% and 35% statutory rate for 2018 and 2017, respectively	(39,025)	21.0%	300,202	35.0%
Increase (decrease) in actual tax reported
resulting from:
a. Dividends received deduction	(29,766)	16.0%	(49,784)	(5.8)%
b. Interest maintenance reserve	(2,398)	1.3%	9,090	1.1%
c. Reinsurance	156,997	(84.5)%	(6,462)	(0.8)%
d. Reattribution of hedge losses	304,839	(164.0)%	—	—%
e. Change in valuation allowance	305,656	(164.5)%	—	—%
h. Prior year tax	82	—%	—	—%
f. Rate Change	—	—%	503,955	58.8%
i. Other	230	(0.1)%	(1,816)	(0.2)%
Total income tax reported	$696,615	(374.8)%	$755,185	88.0%
Current income taxes incurred	$(32,524)	17.5%	$348,457	40.6%
Change in deferred income tax*	729,139	(392.4)%	406,728	47.4%
Total income tax reported	$696,615	(374.9)%	$755,185	88.0%

* Excluding tax on unrealized gains (losses) and other surplus items

67

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act ("Tax Reform"). Tax Reform made broad changes to
U.S. federal tax law, including, but not limited to (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) changing the computations of the dividends received deduction, tax reserves, and deferred acquisition costs; and (3) eliminating the net operating loss ("NOL") carryback and limiting the NOL carryforward deduction to 80% of taxable income for losses arising in taxable years beginning after December 31, 2017.

The NAIC SAP Working Group adopted Interpretation ("INT") 18-01, Updated Tax Estimates under the Tax Cuts and Jobs Act. The guidance addresses situations where an insurance company does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting under SSAP No. 101 for certain income tax effects of Tax Reform for the reporting period of enactment. The guidance allowed the Company to provide a provisional estimate of the impacts of Tax Reform as of December 31, 2017 and required all accounting impacts to be completed within one year of the enactment date. Changes in the provisional estimate will be recognized as a change in accounting estimate under SSAP No. 3. INT 18-01 also requires the remeasurement of DTAs and DTLs to be allocated to three components of surplus: change in net unrealized capital gain/loss, change in net deferred income tax and change in nonadmitted assets.

In reliance on INT 18-01, the Company provisionally remeasured its deferred tax assets and liabilities based on the 21% tax rate at which they are expected to reverse in the future, resulting in a one-time reduction in its net adjusted gross deferred tax assets of $504.0 as of December 31, 2017. In 2018, the company finalized the impact of Tax Reform with no additional adjustments to income tax expense.

For tax years ending December 31, 2016, December 31, 2017 and May 31, 2018, Voya Financial, Inc. (including the Company) participates in the IRS Compliance Assurance Process (CAP), which is a continuous audit program provided by the IRS. In 2017, the IRS finalized the audit of Voya Financial, Inc. for the period ended December 31, 2016. Voya Financial, Inc. is under examination for the periods ended December 31, 2017 and May 31, 2018. For the period ending December 31, 2017, Voya Financial, Inc. expects the examination to be finalized within the next twelve months. For tax years after May 31, 2018, the Company will no longer participate in the CAP. Furthermore, the IRS has not indicated whether it intends to examine the Company’s tax year June 1, 2018 - December 31, 2018.

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2018 and 2017.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2018.

The Company has no unrecorded tax liability as of December 31, 2018 and December 31, 2017.

68

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Pursuant to the MTA signed by the seller and buyer, the parties agreed that Voya would make an election under Treas. Reg. §1.1502-36(d)(6)(i)(A) and (B) to (i) to reattribute tax attributes except for a certain category and amount of tax attributes. Under the agreement, the buyer may select those particular tax attributes it wishes to not have reattributed. The buyer has until 30 days prior to the due date of the Federal income tax return for taxable year January 1, 2018 - May 31, 2018, which is after issuance of the financial statements, to select the particular tax attributes not reattributed. The Company anticipates that 2018 (a) Federal income taxes incurred,
(b) capital gains tax, and (c) net deferred tax asset (but not admitted net deferred tax asset) reported in these financial statements could vary from those actual amounts once the buyer selects the tax attributes not reattributed.

The Company does not have any transferable or non-transferable tax credits and does not have any nonadmitted state tax credits at December 31, 2018 or 2017.

A reconciliation of the change in the tax contingencies is as follows:

	2018	2017
	(In Thousands)
Balance at beginning of year	$1,900	$1,900
Reduction for tax positions related to prior year	(1,900)	—
Balance at end of year	$—	$1,900

The Company had $0 and $1.9 of tax contingencies as of December 31, 2018 and 2017, respectively, that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to tax contingencies in federal income taxes and federal income tax expense on the balance sheets and statements of operations, respectively. The Company had no accrued interest as of December 31, 2018 and 2017.

69

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

10.	Investment in Subsidiaries

The Company has one wholly-owned subsidiary as of December 31, 2018, Rocky Range, Inc. ("RR"), an Arizona pure captive insurance company.

On June 1, 2018, Rocky Range received a pre-tax capital contribution from the Company in the amount of $400.2.

Pursuant to SSAP No. 97, Investments in Subsidiary Controlled and Affiliated entities, the Company reports its investment in Rocky Range based on the subsidiary's statutory surplus. The carrying value on the Company's financial statements as of December 31, 2018 is as follows:

December 31 2018
(In Thousands)
Common Stock (cost - $400,250 in 2018 and $0 in 2017)	$1,163,524

Summarized financial information of the Company's subsidiary for the year ended December 31, 2018 is as follows:

December 31 2018
(In Thousands)
Revenues	$605,072
(Loss) Income before net realized gains and losses	(654,065)
Net (loss) income	(654,824)
Admitted assets	4,340,456
Liabilities	3,176,932

The Company received no cash dividends from RR during the year ended December 31, 2018.

70

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

11.	Reinsurance

The Company utilizes reinsurance transactions to reduce its exposure to large losses. The Company bases its selection of a reinsurer on the financial strength of the reinsurer. Reinsurance treaties can be either in the form of ceding or assuming and are structured as monthly or yearly renewable term, coinsurance, modified coinsurance, funds withheld or a combination thereof. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2018	2017
	(In Thousands
Premiums	$18,780,082	$331,636
Benefits paid or provided	1,519,587	1,314,285
Policy and contract liabilities at year end	7,531,567	6,967,617

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

Assumed premiums amounted to $(107.0) and $422.5 for years ended December 31, 2018 and 2017, respectively.

The Company estimates no aggregate reduction in surplus would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2018. The amount estimated for the year ended December 31, 2017 was $263.1.

71

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Reinsurance Transactions

The Company reinsures its previously issued, closed block variable annuity contracts to affiliated reinsurers.

Effective May 31, 2018, and in accordance with the Acquisition described in Note 1, the Company recaptured its variable annuity guaranteed living benefit business previously reinsured to Roaring River II, Inc. ("RRII") Effective June 1, 2018, the Company entered into a reinsurance agreement with RR an Arizona pure captive insurance company which is a wholly-owned subsidiary of the Company. Under this agreement the Company cedes, on a funds withheld coinsurance and modified coinsurance basis, its variable annuity business to RR, which completes its financial statements on a modified U.S. GAAP basis.

The agreement has the economic impact of ceding 100% of the closed block variable annuity contracts previously issued by the Company, which includes contracts with multiple rider guarantees, including minimum accumulation, income, death, and withdrawal benefits policies. Also, as a result of the reinsurance agreement RR can use letters of credit, which would not be admitted assets to the Company, to back some or all of the reserves. Under the terms of the agreement, the Company reinsures to RR on a funds withheld basis, 100% of the general account liabilities of the reinsured policies. The agreement also cedes on a modified coinsurance basis, 100% of the separate account liabilities. Under the modified coinsurance structure the Company retains control and owns all assets contained in the separate account and holds separate account reserves.

The Company also entered into two retrocession agreements with Athene Life Re Ltd., ("ALRe"), a Bermuda reinsurer and wholly owned subsidiary of Athene, and Athene Annuity & Life Assurance Company, ("AADE"), an insurance company organized under the laws of the State of Delaware and an indirect wholly-owned subsidiary of Athene. These two treaties have the impact of ceding 100% of the net liability associated with the GMIB-annuitized contracts from Rocky Range to ALRe and AADE. Under the ALRe retrocession agreement, 80% of the liability associated with annuitized GMIB contracts is ceded from Rocky Range to ALRe on a modified coinsurance funds withheld basis. Under the AADE retrocession agreement, 20% of the liability associated with annuitized GMIB contracts is ceded from Rocky Range to AADE on a coinsurance basis. ALRe and AADE are then ultimately liable directly to the Company. All other payout annuities are reinsured at annuitization by RR to the Company, who pays the Company the statutory carrying value of the annuitization reserve at the annuitization date. Any contracts which annuitize or reach withdrawal benefit payout during the reporting period are “paid” by the Company to RR via release of the separate account assets and funds withheld assets backing the general account liability.

72

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The amount of reserves held by RR as of December 31, 2018 was $3.2 billion. The reserving basis is AG43 for all deferred individual and group variable policies with guaranteed benefits. RR maintains a variable annuity hedge program that is designed to mitigate market risk arising primarily from the minimum guarantees within the variable annuity products, whose economic costs are primarily dependent on future equity market returns, interest rate levels, equity volatility levels and policyholder behavior. The hedge target of the variable annuity hedge program is regulatory and rating agency capital and their sensitivities to immediate market movements.

RR is domiciled in the the State of Arizona and under Arizona Insurance Statutes ("ARS") 20-1098.07(A), the Arizona Department of Insurance ("ADOI") permits a regulatory basis of accounting where a captive insurer may use U.S. GAAP or SSAP to prepare financial statement filings. RR has elected the U.S. GAAP basis of accounting. When a captive insurer elects to use U.S. GAAP, however, it is required to follow certain prescribed practices required by the ADOI, as follows:

1)  Reinsurance reserve credits and recoverables are recorded as reductions from gross reserve liabilities, rather than as assets in accordance with U.S. GAAP;
2)  Letters of credit ("LOC") provided as capital funds are recorded as assets and reported at face value;
3)  Surplus notes issued are recorded as surplus items in Shareholder's equity, rather than as a liability in accordance with U.S. GAAP;
4) Fixed assets and prepaid expenses are recorded in Other assets; and
5)  Deferred acquisition costs ("DAC") are recorded as assets, consistent with U.S. GAAP, and are reported in Other assets.

In addition to the above described prescribed practices, RR has been granted approval by the ADOI to apply the following permitted practices:

1)  To make retroactive capital contributions as permitted by SSAP 72, and notify the ADOI prior to posting the receivable, if utilized.
2)  To record future policy benefit reserves assumed under various reinsurance agreements based on SSAP with an offsetting Sundry asset recorded, which is the excess of the SSAP reserve over the U.S. GAAP reserve.
3)  To present the U.S. GAAP deferred gain resulting from its assumption of the business from the Company, net of related federal income taxes, as a separate component of Shareholder's Equity. Amortization of the deferred liability will be recognized as income over the remaining lives of the underlying reinsured contracts, and the related tax impacts on federal income taxes will be included in income tax expense (benefit), in the Statement of Operations.
4)  To hold a receivable in the funds withheld account and modified coinsurance account it establishes for AADE and ALRe, respectively. Since the assets withheld by RR under the two retrocession agreements will be held by VIAC (which is RR's direct parent), RR will continue to take reinsurance reserve credits for the reserves ceded under the two retrocession agreements to the extent the assets are held by VIAC rather than RR.

73

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The reserve credit taken by the Company for variable annuities, as of December 31, 2018 was $3.2 billion. The total amount of collateral supporting the reserve credit taken, as of December 31, 2018, was $4.4 billion.

The table below details the nature and amount of collateral backing the reserve credit taken at December 31, 2018 related to the reinsurance agreement:

Type/Description	Collateral Detail - Basis of Valuation	December 31, 2018
		(In Thousands)
Funds Withheld Trust	Market Value	$3,946,633
Credit for Reinsurance Trust	Market Value	429,374
Miscellaneous Balances	Current Month Payable/(Receivable)	11,753
	Collateral Backing Reserve Credit Taken	$4,387,760

*Letters of credit do not meet the definition of an admitted asset under SSAP No. 4, Assets and Nonadmitted Assets

The Company reinsures 100% of its previously issued, fixed and fixed indexed annuity contracts to affiliated reinsurers.

Effective June 1, 2018, and in accordance with the Acquisition described in Note 1, the Company entered into a reinsurance agreement with ALRe, under which the Company cedes on a modified coinsurance basis an eighty percent (80%) quota share of certain liabilities with respect to certain fixed annuity business of the Company.

Effective June 1, 2018, and in accordance with the Acquisition described in Note 1, the Company entered into a reinsurance agreement with AADE, under which the Company cedes on a coinsurance basis a twenty percent (20%) quota share of certain liabilities with respect to certain fixed annuity business of the Company.

During the year ended December 31, 2018, the Company paid ceding commissions, net of other post-Acquisition reinsurance activity, of $571.2 and $126.6 to ALRe and AADE, respectively. The amount of reserves held as of December 31, 2018 was $13.2 billion and $3.3 billion, to ALRe and AADE, respectively.

The Company reinsures its remaining business to third party reinsurers, in accordance with the Acquisition described in Note 1. Most notable of which was the reinsurance agreement with Reliastar Life Insurance Company, an insurance company organized under the laws of the State of Minnesota and an indirect wholly-owned subsidiary of Voya Financial. Effective April 1, 2018, the Company cedes on a coinsurance and modified coinsurance basis, its traditional individual life insurance, supplemental contracts consisting of life insurance proceeds, and certain deferred annuity and investment-only policies of the Company. The amount of reserves held as of December 31, 2018 was $1.2 billion.

74

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

12.	Capital and Surplus

Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus of the greater of $5.0 or Risk Based Capital ("RBC"). Additionally, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (1) 10% of the insurer's policyholder surplus as of the preceding December 31; or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. Dividends are paid as determined by the Company's Board of Directors. An extraordinary dividend or distribution cannot be paid without the prior approval of the Iowa Insurance Division. In addition, no dividend or other distribution exceeding an amount equal to an insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval.

On December 8, 1999, the Company issued an 8.0% surplus note in the amount of $35.0 to First Columbine Life Insurance Company (“First Columbine”), a Colorado corporation and at the time, an affiliate of the Company. The note matures on December 7, 2029. Effective December 31, 2002, First Columbine was merged into Security Life of Denver Insurance Company
(" SLD"), another affiliate at the time of the Company, after approval by the Colorado Department of Insurance. SLD became the holder of the surplus note. As a result of the Acquisition, as described above in Note 1, the surplus note was transferred from SLD to Venerable Holdings on June 1, 2018. For the years ended December 31, 2018 and 2017 interest paid was $2.8 and
$3.5, respectively. The Company paid 8.0% interest on the $35.0 surplus note issued to Venerable Holdings on June 29, 2018. There was an immaterial amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2018 and 2017.

Payment of the notes and related accruedinterestis subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of the Company in the event of (a) the institution of bankruptcy, reorganization, insolvency, or liquidation proceedings by or against the Company, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner.

On December 29, 2004, the Company issued a 6.3% surplus note in the amount of $175.0 to Voya Retirement Insurance and Annuity Company ("VRIAC"), a Connecticut corporation and at the time, an affiliate of the Company. The note matures on December 29, 2034. For the year ended December 31, 2018 and 2017, interest paid was $11.1 and $16.7, respectively. There was an immaterial amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2018 and 2017.

On December 29, 2004, the Company issued a 6.3% surplus note in the amount of $175.0 to ReliaStar Life Insurance Company (“RLIC”), a Minnesota corporation and at the time, an affiliate of the Company. The note matures on December 29, 2034. For the year ended December 31, 2018 and 2017, interest paid was $11.1 and $16.7, respectively. There was an immaterial amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2018 and 2017.

75

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

On December 29, 2004, the Company issued a 6.3% surplus note in the amount of $50.0 to Security Life of Denver International Limited ("SLDI"), an Arizona corporation and at the time, an affiliate of the Company. The note matures on December 29, 2034. As a result of the Acquisition, as described above in Note 1, the $50.0 surplus note was transferred from Security Life of Denver International Limited to Venerable Holdings on June 1, 2018. For the year ended December 31, 2018 and 2017, interest paid was $3.2 and $4.8, respectively. The Company paid 6.3% interest on the $50.0 surplus note issued to Venerable Holdings on June 29, 2018. There was an immaterial amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2018 and 2017.

On June 1, 2018, the Company received a capital contribution in the amount of $50.7 from Venerable Holdings.

On May 26, 2017, the Company declared an ordinary dividend in the amount of $278.0 to its then sole shareholder, Voya Holdings, for ultimate distribution to Voya Financial, Inc., which was paid on June 28, 2017, after providing notice to the Iowa Insurance Division.

On May 31, 2017, the Company declared an extraordinary distribution in the amount of $250.0, subject to receipt of approval by the Iowa Insurance Division, and the condition to such regulatory approval was satisfied in July 2017. On July 5, 2017, as a condition to such regulatory approval, the Company reduced its cash flow testing reserves supporting Closed Block Variable Annuity products by $250.0 and on July 5, 2017, paid the $250.0 extraordinary distribution to its then sole shareholder, Voya Holdings, out of the surplus generated by the cash flow testing reserve release.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

76

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

13.	Fair Values of Financial Instruments

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all non-financial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurancecontractsare taken into considerationin the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100, Fair Value ("SSAP No. 100"). Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

77

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.70% and 13.89% over the total portfolio. The Company statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

Individual and group annuities: The fair values for individual and group annuities with defined maturities are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For individual and group annuities, fair value is estimated to be the present surrender value.

Assets held in separate accounts: Assets held in separate accounts, excluding MVA’s, are reported at the quoted fair values of the underlying investments in the separate account. The underlying investments include mutual funds, short-term investments and cash, the valuation of which are based upon quoted market prices.

78

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices and London Interbank Offered Rates ("LIBOR") and Overnight Index Swap Rates ("OIS"). For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

79

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Bonds and other invested assets: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. The fair value for privately placed bonds and other invested assets are determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company’s Level 3 fair value measurement of its bonds and other invested assets are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. Price transparency and liquidity for bonds backed by subprime mortgages have improved with reduced volatility across broader risk markets. The Company monitors the market for subprime and continues to categorize these securities as Level 3 in the valuation hierarchy.

Preferred and Common Stocks: Fair values of publicly traded equity securities are based upon quoted market prices and are classified as Level 1 assets. Fair values of private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts, excluding MVA’s, are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments can include mutual funds, short-term investments and cash, the valuation of which are based upon a quoted market price and are included in Level 1. The underlying investments can also include bonds the valuation of which are obtained from third party commercial pricing services and brokers and are classified in the fair value hierarchy as either Level 2 or Level 3, consistent with the policies described above for fixed maturities.

80

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the balance sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, S&P 500 Index prices, LIBOR, and OIS which are obtained from third party sources and uploaded into the system. The Company uses OIS  for valuations of collateralized interest rate derivatives, which are obtained from third party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain purchased call options that have been classified as Level 3 and are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Mortgage loans: The fair values for mortgage loans are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans are classified as Level 3.

Contract loans: The fair value of contract loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 1.

Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3. For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

81

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2018:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities
pledged	$17,421,952	$17,455,137	$728,197	$16,025,782	$667,973
Preferred stock	123,119	126,210	34,012	7,258	81,849
Common stock	10,400	10,400	—	10,400	—
Mortgage loans	3,857,939	3,818,016	—	—	3,857,939
Contract loans	6,214	6,214	6,214	—	—
Other invested assets	19,946	20,225	—	19,946	—
Cash and short-term investments	1,346,619	1,346,652	1,308,970	30,178	7,471
Derivatives
Credit contracts	(205)	135	—	(205)	—
Equity contracts	977,327	977,327	—	977,327	—
Foreign exchange contracts	1,435	932	—	1,435	—
Interest rate contracts	451,437	451,436	—	451,437	—
Separate account assets*	24,311,152	24,302,420	23,796,805	418,768	95,579
Total assets	$48,527,335	$48,515,104	$25,874,198	$17,942,326	$4,710,811
Liabilities:
Deposit type contracts	$2,663,469	$2,696,185	$—	$—	$2,663,469
Derivatives
Equity contracts	218,682	209,980	8,702	209,980	—
Foreign exchange contracts	402	253	—	402	—
Interest rate contracts	314,951	314,823	—	314,951	—
Borrowed money	10,017	10,014	—	10,017
Total liabilities	$3,207,521	$3,231,255	$8,702	$535,350	$2,663,469

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2, Summary of Significant Accounting Polices for additional information.

The Company did not have any financial instruments for which it was not practicable to estimate fair value as of December 31, 2018.

82

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2017:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities pledged	$22,495,897	$21,297,910	$832,354	$21,048,102	$615,441
Preferred stock	105,386	100,798	11,611	—	93,775
Common stock	38,022	38,022	1	34,000	4,021
Mortgage loans	4,280,744	4,278,170	—	—	4,280,744
Contract loans	67,618	67,618	67,618	—	—
Other invested assets	7,631	6,842	—	7,081	550
Cash, cash equivalents and short-term investments	489,751	489,875	282,297	207,454	—
Derivatives
Credit contracts	1,582	728	—	1,582	—
Equity contracts	1,039,820	309,716	19,104	914,784	105,932
Foreign exchange contracts	2	2	—	2	—
Interest rate contracts	511,485	493,966	—	511,485	—
Separate account assets*	29,591,425	29,547,512	28,943,933	537,406	110,086
Total assets	$58,629,363	$56,631,159	$30,156,918	$23,261,896	$5,210,549
Liabilities:
Deposit type contracts	$1,206,168	$1,150,059	$—	$831,838	$374,330
Derivatives
Credit contracts	6,525	6,525	—	6,525	—
Equity contracts	662,066	208,817	1,770	649,509	10,787
Foreign exchange contracts	24,423	17,043	—	24,423	—
Interest rate contracts	107,891	104,145	171	107,720	—
Separate account liabilities*	1,948	1,948	—	1,948	—
Total liabilities	$2,009,021	$1,488,537	$1,941	$1,621,963	$385,117

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

The Company did not have any financial instruments for which it was not practicable to estimate fair value as of December 31, 2017.

83

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following tables show assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Residential mortgage-backed	$—	$1,959	$—	$1,959
Other asset-backed	—	323	—	323
Common stock	—	10,400	—	10,400
Derivatives
Equity contracts	—	977,327	—	977,327
Interest rate contracts	—	451,437	—	451,437
Separate account assets*	23,777,450	—	1,690	23,779,140
Total assets	$23,777,450	$1,441,446	$1,690	$25,220,586
Liabilities:
Derivatives
Equity contracts	$—	$209,980	$—	$209,980
Interest rate contracts	—	314,823	—	314,823
Total liabilities	$—	$524,803	$—	$524,803

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

The Company did not have any security transfers between Level 1 and Level 2 during 2018. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

84

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following tables show assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
US corporate, state & municipal	$—	$—	$—	$—
Foreign	—	—	3,045	3,045
Other asset-backed	—	4,146	—	4,146
Common stock	1	34,000	4,021	38,022
Derivatives
Equity contracts	—	93,168	—	93,168
Foreign exchange contracts	—	2	—	2
Interest rate contracts	—	489,807	—	489,807
Separate account assets*	28,893,838	2,707	1,795	28,898,340
Total assets	$28,893,839	$624,358	$8,861	$29,527,058
Liabilities:
Deposit type contracts	$—	$226,001	$—	$226,001
Derivatives
Credit contracts	—	6,525	—	6,525
Equity contracts	—	94,391	—	94,391
Foreign exchange contracts	—	294	—	294
Interest rate contracts	—	104,145	—	104,145
Separate account liabilities*	—	1,948	—	1,948
Total liabilities	$—	$433,304	$—	$433,304

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

The Company did not have any security transfers between Level 1 and Level 2 during 2017. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

85

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2018:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Foreign	$3,045	$—	$(3,045)	$—	$—	$—	$—	$—	$—	$—
Common stock	4,021	3	—	(12)	(35)	—	—	(3,977)	—	—
Derivatives
Equity contracts	—	30,071	—	4,633	(6,972)	—	—	—	(27,732)	—
Separate accounts*	1,795	—	(105)	—	—	—		—	—	1,690
Total	$8,861	$30,074	$(3,150)	$4,621	$(7,007)	$—	$—	$(3,977)	$(27,732)	$1,690

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2, Summary of Significant Accounting Polices for additional information.

Transfers in and out of Level 3 during the year ended December 31, 2018 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The amount reflected above for the transfer into Level 3 for Equity Contracts is due to the Company's change in application of the IAC 191-97 Prescribed Practice, as described in Note 2. These Equity Contracts are Level 3 assets, and financial instruments measured and reported at fair value as of December 31, 2018.

86

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2017:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Foreign	$251	$20,300	$(251)	$(10,150)	$(7,105)	$—	$—	$—	$—	$3,045
Other asset- backed	945	—	(1,408)	—	—	463	—	—	—	—
Common Stock	1	—	(1)	—	248	3,773	—	—	—	4,021
Separate accounts	—	700	—	(350)	(245)	1,690	—	—	—	1,795
Total	$1,197	$21,000	$(1,660)	$(10,500)	$(7,102)	$5,926	$—	$—	$—	$8,861

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2, Summary of Significant Accounting Polices for additional information.

Transfers in and out of Level 3 during the year ended December 31, 2017 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

87

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

14.	Commitments and Contingencies

Operating Leases: Following the Acquisition, the Company is party to certain cost-sharing arrangements and service agreements with other affiliated companies. Included in these cost- sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred rent expense of $0.7 for the seven months ended December 31, 2018 under this cost-sharing methodology.

The following disclosures were applicable prior to the Acquisition,described in Note 1:

•          The Company was party to certain cost-sharing arrangements and service agreements with other affiliated Voya Financial companies. Included in these cost-sharing arrangements is rent expense, which was allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred rent expense of $1.2 and $5.2 for the five months ended May 31, 2018 and for the year ended December 31, 2017, respectively, under this cost-sharing methodology.

•          The Company leased office space under various non-cancellable operating lease agreements which were terminated in 2017, and renewed by a separate affiliate company of Voya Financial. During the year ended December 31, 2017, rent expense totaled $5.0

•          Principal Life Insurance Company ("Principal") entered into a leasing agreement with the Company to sublease approximately 51,200 SF of space in the Des Moines, Iowa office building. The structure of the agreement was as follows: The term commenced on November 1, 2014 and expired on December 15, 2017, with an annual sublease income of $0.9 (average annual). The Company gave the tenant free rent for 4 months (November 1, 2014 through February 28, 2015). This was for Principal to build-out the space. The rent terms were: $17.00 SF growing, $.50 annually, which equates to approximately $2.6 over the term. The Company also paid a leasing commission of $0.2. Principal entered into an additional leasing agreement with the Company to sublease approximately 17,591 SF of space in the Des Moines, Iowa office building. The structure of the agreement was as follows: The term commenced on October 1, 2015 and expired on December 15, 2017, with an annual sublease income of $0.3 (average annual). The Company gave the tenant free rent for 3 months (October 1, 2015 through December 31, 2015). This is for Principal to build-out the space. The rent terms were: $17.50 SF growing, $.50 annually, which equates to approximately $0.6 over the term. The Company also paid a leasing commission of $.04.

•          Cognizant entered into a leasing agreement with the Company to sublease approximately 34,350 SF of usable area in the Des Moines office building. The lease term commenced on August 16, 2012 and expired on December 15, 2017. Under the lease terms, Cognizant paid the Company $0.04 per month in base rent and paid $0.03 per month in operating expenses in 2017. They also leased an additional 2,806 SF with an original expiration date on June 30, 2014. This term automatically extended for an additional 6 months and expired on July 1, 2017.

88

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

For the 2,806 SF space, the annual base rent was $0.04 and the 2017 annual operating expense payments was $0.03.

Legal Proceedings - The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. In addition, the life insurance industry has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a material adverse effect on the Company's operations or financial position.

Regulatory Matters - As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgages of $45.7 and $289.5 at December 31, 2018 and 2017, respectively. The Company is also committed to provide additional capital contributions to partnerships of $203.1 and $312.3 at December 31, 2018 and 2017, respectively.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders, and dividends to its parent.

89

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

As a result of the Acquisition discussed in Note 1, the rating agencies no longer provide their specific views of the Company's financial strength by way of a rating action.

90

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

15.	Financing Agreements

The Company was a party to a reciprocal loan agreement with Voya Financial, Inc. pursuant to which the Company and Voya Financial, Inc. could lend to or borrow from each other up to 3% of the Company’s admitted assets excluding separate accounts as of the 31st day of December next preceding (the “Prior RLA”). Effective upon the closing of the Acquisition, the Prior RLA was terminated and all amounts due to\from the Company were settled.

Effective June 1, 2018 the Company entered into a reciprocal loan agreement with Venerable Holdings to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires June 1, 2028, the Company and Venerable Holdings can lend funds to or borrow from each other up to 3% of the Company’s admitted assets excluding separate accounts as of the 31st day of December next preceding. Under this agreement, the Company received interest income of $0.1 for the year ended December 31, 2018, and under the previous agreement, received interest income of $1.5 for the year ended December 31, 2017. The Company incurred no interest expense in 2018 and minimal interest expense in 2017. As of December 31, 2018, the Company had a $15.0 receivable balance with Venerable Holdings, Inc under the reciprocal loan agreement.

91

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

16.	Related Party Transaction

The Company has entered into various management and services contracts and cost sharing arrangements with other affiliated Venerable Holdings companies which are allocated among companies in accordance with systematic cost allocation methods. Prior to the Acquisition described in Note 1, various management and services contracts and cost sharing arrangements included affiliates of Voya Financial, Inc companies, that were also allocated among companies in accordance with systematic cost allocation methods. The Company's material related party agreements are detailed below:

Investment Management: Prior to the Acquisition, the Company was party to an investment advisory agreement with Voya Investment Management LLC ("VIM") under which VIM provides the Company with investment management services. For the periods ended May 31, 2018 and December 31, 2017, expenses were incurred in the amounts of $22.4 and $56.8, respectively.

Prior to the Acquisition, the Company was party to an intercompany agreement with VIM pursuant to which VIM agreed to pay the Company on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the periods ended May 31, 2018 and December 31, and 2017, revenue under this agreement was $33.3 and
$70.7, respectively.

Effective June 1, 2018 the Company entered into an investment advisory agreement with Athene Asset Management LLC ("AAM") under which AAM provides the Company with investment management services. For the seven months ending December 31, 2018, expenses were incurred in the amount of $24.3 related to this agreement.

Service Agreements: Prior to the Acquisition, the Company was party to an inter-insurer services agreement with its then U.S. insurance company affiliates and other affiliates (collectively, the "affiliates") whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. For the periods ended May 31, 2018 and December 31, 2017, expenses were incurred in the amounts of $5.0 and $20.1, respectively.

Prior to the Acquisition, the Company was party to a services agreement with Voya Services Company whereby Voya Services Company provided certain administrative, management, professional, advisory, consulting and other services to the Company. For the periods ended May 31, 2018 and December 31, 2017, expenses were incurred in the amounts of $48.8 and $131.5, respectively.
92

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Effective June 1, 2018 the Company has entered into an inter-company agreement with its affiliates whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. Management and service contracts and all cost-sharing arrangements are allocated among companies in accordance with systematic cost allocation methods. For the seven months ending December 31, 2018, expenses were incurred in the amounts of $29.5.

Under an arms-length pricing agreement, the Company receives a monthly fee from DSL based on annual contractual rates by fund. This fee is calculated as a percentage of average assets in the variable separate accounts. In addition, through April 30, 2017, DSL served as investment adviser to certain U.S. registered investment companies that were investment options under certain of the Company's variable insurance products, and accordingly, paid the Company a portion of the revenues earned. Revenue earned by the Company under these arrangements were
$60.2 and $80.4 for the years ended December 31, 2018 and 2017, respectively.

The Company has entered into an underwriting and distribution agreement with DSL, whereby DSL serves as the principal underwriter for annuity contracts issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company's annuity contracts and appoint representatives of the broker-dealers as agents. For the periods ended December 31, 2018 and 2017, commissions were incurred in the amounts of $153.9 and $167.6, respectively.

See Note 10 regarding reinsurance agreements with related parties.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

Prior to the Acquisition, the Company had also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that were parties to the agreement. The state tax agreement applied to situations in which Voya Financial, Inc. and all or some of the subsidiaries joined in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

Effective June 1, 2018, the Company is not a party to any state tax sharing agreement, and is currently not required to file any state or local taxes.
93

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

17.	Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium- based guaranty-fund assessments construct. The Company has estimated and recorded this liability to be $0.1 and $0.3 as of December 31, 2018 and 2017, respectively, and is reflected in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the balance sheets of $0.7 and $1.0 as of December 31, 2018 and 2017, respectively, for future credits to premium taxes for assessments already paid and/or accrued. The periods over which the guaranty fund assessments are expected to be paid, the related premium tax offsets are expected to be realized and the additional industry support is expected to be paid are unknown at this time.

There are no premium tax offsets where it is reasonably possible that an impairment has occurred in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets ("SSAP No. 5R").

A reconciliation of assets recognized is presented below:

	Year ended December 31
	2018	2017
	(In Thousands)
Assets recognized from paid and accrued premium tax offsets and policy surcharges beginning of the year	$1,042	$1,329
Decreases current year:
Premium tax offset applied	56	—
Changes in premium tax offset capacity/other adjustments	303	313
Increases current year:
Creditable assessments remitted	57	26
Assets recognized from paid and accrued premium tax offsets and policy surcharges end of the year	$740	$1,042

94

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following tables show guaranty fund liabilities and assets related to assessments from insolvencies as of December 31, 2018:

Discount Rate Applied          4.25%

The undiscounted and discounted amount of the guaranty fund assessments and related assets by insolvency:

	Guaranty Fund Assessment		Related Assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
	(In Dollars)
Penn Treaty	$222	$142	$212	$136
ANIC	25	11	24	10

Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

	Payables			Recoverables
Name of Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty	50	0-68	11	44	0-20	6
ANIC	50	0-68	14	44	0-20	6

The following tables show guaranty fund liabilities and assets related to assessments from insolvencies as of December 31, 2017:

Discount Rate Applied          4.25%

The undiscounted and discounted amount of the guaranty fund assessments and related assets by insolvency:

	Guaranty Fund Assessment		Related Assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
(In Thousands)
Penn Treaty	$1	$—	$1	$—
ANIC	—	—	—	—

Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

	Payables			Recoverables
Name of Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty	50	0-69	11	44	0-20	6
ANIC	50	0-69	14	44	0-20	6

95

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

18.	Subsequent Events

The Company is not aware of any events occurring subsequent to December 31, 2018 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2018 through April 12, 2019, the date the statutory financial statements were available to be issued.

96

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

19.	Reconciliation to Statutory Annual Statement

During the preparation of the accompanying statutory-basis financial statement for the year ended December 31, 2018, the Company concluded an adjustment was necessary regarding the taxes between VIAC and Rocky Range, its newly formed subsidiary. It was determined that a receivable from its subsidiary, for its portion of the consolidated tax payable, should have been reflected in the Company’s Statutory Annual Statement pursuant to a tax sharing agreement (note 16). This receivable and the corresponding impacts related to the value in the subsidiary are reflected in the accompanying financial statements as of December 31, 2018. Areconciliation of the amounts previously reported in the Company’s Statutory Annual Statement as filed with the Iowa Insurance Division for the year ended December 31, 2018, to those reported in the accompanying financial statement is as follows:

	Annual Statement	Adjustments	Accompanying Financial Statements
	(In Thousands)
Balance Sheet
Assets:
Investment in and advances to subsidiaries	$1,212,520	$(48,996)	$1,163,524
Indebtedness from related	9,267	71,661	80,928
parties	1,221,787	22,665	1,244,452
Liabilities:
Asset valuation reserve	243,238	(7,839)	235,399
Capital and surplus:
Unassigned surplus	543,231	30,504	573,735
Statement of Operations
Net Investment income	1,296,774	32,407	1,329,181
Federal income tax expense	95,464	(39,254)	56,210
Net (loss) income	$(224,972)	$71,661	$(153,311)

97

Supplementary Information

98

Report of Independent Auditors on Supplementary Information

The Board of Directors and Stockholder
Voya Insurance and Annuity Company

We have audited, in accordance with auditing standards generally accepted in the United States, the statutory-basis financial statements of Voya Insurance and Annuity Company for the years ended December 31, 2018 and 2017, and have issued an adverse opinion with respect to conformity with
U.S. generally accepted accounting principles and an unmodified opinion with respect to conformity with accounting practices prescribed or permitted by the Iowa Insurance Division thereon dated April 12, 2019. Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The accompanying supplemental schedule of selected statutory-basis financial data and supplemental investment disclosures are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Philadelphia, PA
April 12, 2019

99

VOYA INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2018
(In Thousands)

Investment Income Earned:
U.S. government bonds	$16,566
Other bonds (unaffiliated)	822,957
Preferred stocks (unaffiliated)	4,997
Common stocks (unaffiliated)	2,259
Common stocks of affiliates	32,407
Mortgage loans	169,142
Real estate	1,847
Contract loans	1,287
Cash on hand and on deposit	3,760
Short-term investments	4,034
Other invested assets	20,073
Derivative instruments	314,725
Aggregate write-ins for investment income	1,434
Gross investment income	$1,395,488
Real estate owned (book value less encumbrances)	$—
Mortgage Loans (Book Value):
Commercial mortgages	$3,818,016
Total mortgage loans	$3,818,016
Mortgage Loans by Standing (Book Value):
Good standing	$3,818,016
Total mortgage loans by standing	$3,818,016
Other long-term assets (statement value)	$289,365
Contract loans	$6,214
Bonds and Stocks of Parents, Subsidiaries and Affiliates (Book Value):
Bonds	$9,205
Common Stock	1,163,524
Total Bonds and Stocks of Parents, Subsidiaries and Affiliates	$1,172,729

100

VOYA INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2018
(In Thousands)

Bonds and Short-term Investments by NAIC Designation and Maturity:
Bonds and Short-term Investments by Maturity (Statement Value):
Due within 1 year or less	$1,104,462
Over 1 year through 5 years	4,000,675
Over 5 years through 10 years	7,268,916
Over 10 years through 20 years	3,093,691
Over 20 years	2,711,212
Total by maturity	$18,178,956
Bonds and Short-term Investments by NAIC Designation (Statement Value): NAIC 1	$9,251,125
NAIC 2	8,118,653
NAIC 3	636,424
NAIC 4	138,066
NAIC 5	20,152
NAIC 6	14,536
Total by NAIC Designation	$18,178,956
Total bonds and short-term investments publicly traded	$8,931,089
Total bonds and short-term investments privately placed	$9,247,867
Preferred stocks (statement value)	$126,210
Common stocks, including subsidiaries (market value)	$1,173,924
Short-term investments (book value)	$22,676
Cash equivalents	$701,143
Financial options owned (statement value)	$922,526
Financial options written and in force (statement value)	$(209,176)
Financial collar, swap and forward agreements open (statement value)	$191,424
Financial futures contracts open (current value)	$—
Cash on deposit	$757,509
Life Insurance in Force:
Ordinary	$2,468,687
Group life	$84,814
Amount of accidental death insurance in force under ordinary policies	$54,682

101

VOYA INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2018
(In Thousands)

Life Insurance Policies with Disability Provisions in Force:
Ordinary	$93,740
Group life	$—
Supplementary Contracts in Force:
Ordinary-not involving life contingencies:
Amount on deposit	$—
Income payable	$247,267
Ordinary-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$212,738
Group-not involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—
Group-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—
Annuities:
Ordinary:
Immediate-amount of income payable	$29,904
Deferred-fully paid account balance	$14,004,376
Deferred-not fully paid account balance	$7,780,571
Group:
Amount of income payable	$11
Fully paid account balance	$14,506,705
Not fully paid account balance	$177,521
Accident and Health Insurance Premiums in Force:
Ordinary	$63
Group	$—
Deposit Funds and Dividend Accumulations:
Deposit funds-account balance	$—
Dividend accumulations-account balance	$—

102

VOYA INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2018
(In Thousands)

I.	Investment Risk Interrogatories

The Company’s total admitted assets (excluding separate account assets) as reported on page two of its Annual Statement for the year ended December 31, 2018 is $26.5 billion.

1.
Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) contract loans:

	Issuer	Investment Category	Amount	Percentage of Total Admitted Assets*
i.	ROCKY RANGE INC	COMMON STOCK	$1,163,524	4.4%
ii.	MARS INC	BONDS	116,039	0.4
iii.	H&R NNN Pool 3	CMTG	98,276	0.4
iv.	BANK OF AMERICA CORP	BONDS	85,081	0.3
v.	AT&T INC	BONDS	74,951	0.3
vi.	VANDERBILT UNIVERSITY TRADEMARK ROYALTY MONETIZATION VUMC_18-1A	BONDS	73,700	0.3
vii.	WASTE CONNECTIONS US INC	BONDS	73,288	0.3
viii.	VERIZON COMMUNICATIONS INC	BONDS	72,120	0.3
ix.	HSBC HOLDINGS PLC	BONDS	68,952	0.3
x.	CASEYS GENERAL STORES INC	BONDS	67,824	0.3

2.	The Company’s total admitted assets held in bonds and short term investments (excluding reciprocal borrowings) and preferred stocks, by NAIC designating at December 31, 2018, are:

Bonds			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets*	NAIC Rating	Amount	Percentage of Total Admitted Assets*
NAIC-1	$9,251,125	34.9%	P/RP-1	$90,218	0.3%
NAIC-2	8,118,653	30.6	P/RP-2	30,992	0.1
NAIC-3	636,424	2.4	P/RP-3	5,000	0.0
NAIC-4	138,066	0.5	P/RP-4	—	—
NAIC-5	20,152	0.1	P/RP-5	—	—
NAIC-6	14,536	0.1	P/RP-6	—	—
	$18,178,956			$126,210

* Excludes separate accounts

103

VOYA INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2018
(In Thousands)

3.
Following are the Company’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 86, including: (i) foreign currency denominated investments of $0 million supporting insurance liabilities denominated in that same foreign currency of $0 million, and excluding
(ii) Canadian investments of $563.2 million which includes unhedged currency exposure of $0 million as of December 31, 2018):

a.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets*
i.	Countries rated NAIC-1	$4,636,216	17.5%
ii.	Countries rated NAIC-2	381,908	1.4
iii.	Countries rated NAIC-3 or below	125,965	0.5

b.	Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets*
i.	Countries Rated NAIC-1:
	Country: CAYMAN ISLANDS	$1,149,637	4.3%
	Country: UNITED KINGDOM	1,029,751	3.9
ii.	Countries Rated NAIC-2:
	Country: MEXICO	99,459	0.4
	Country: ITALY	70,063	0.3
iii.	Countries Rated NAIC-3 or Below:
	Country: SOUTH AFRICA	36,476	0.1
	Country: TURKEY	31,337	0.1

c.	Aggregate unhedged foreign currency exposure: Not applicable.

d.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designating: Not applicable.

e.	The two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating: Not applicable.

* Excludes separate accounts

104

VOYA INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2018
(In Thousands)

f.	The ten largest non–sovereign (i.e. non–governmental) foreign issues:

	Name	NAIC Rating	Amount	Percentage of Total Admitted Assets*
i.	HSBC HOLDINGS PLC	1	$68,952	0.3%
ii.	ESSILORLUXOTTICA SA	1	57,880	0.2
iii.	SAGE GROUP PLC	2	57,867	0.2
iv.	COOPERATIEVE RABOBANK UA	1	56,385	0.2
v.	VECTOR LTD	2	56,000	0.2
vi.	TRITON CONTAINER INTERNATIONAL LTD	2	48,993	0.2
vii.	STAR ENTERTAINMENT FINANCE LTD	2	47,122	0.2
viii.	TOTAL CAPITAL SA	1	44,968	0.2
ix.	VICAT SA	2	43,200	0.2
x.	INFORMA PLC	2	43,000	0.2

4.	Assets held in Canadian investments are less than 2.5% of the Company’s total assets.

		Amount	Percentage of Total Admitted Assets*
i.	Total admitted assets held in Canadian investments	$—	—%
ii.	Canadian-currency-denominated investments	—	—
iii.	Canadian-denominated insurance liabilities	—	—
iv.	Unhedged Canadian currency exposure	—	—

5.	Assets held in investments with contractual sales restrictions are less than 2.5% of the Company’s total admitted assets.

6.	Assets held in equity interests are less than 2.5% of the Company’s total assets.

		Amount	Percentage of Total Admitted Assets*
i.	ROCKY RANGE INC	$1,163,524	4.4%
ii.	NNN INVESTOR 1 LP	33,291	0.1
iii	DNP SELECT INCOME FUND INC	25,993	0.1
iv.	KAYNE ANDERSON KYN FUND	22,550	0.1
v.	PRAEDIUM MULTIFAMILY VALUE FUND IX	18,626	0.1
vi.	CRAYHILL PRINCIPAL STRATEGIES FUND	15,931	0.1
vii.	GRIFFIS PREMIUM APARTMENT FUND IV	15,723	0.1
viii.	INTEGRYS HOLDING INC	13,187	—%
ix.	VISTA EQUITY PARTNERS FUND VI LP	11,241	—%
x.	CASTLELAKE AVIATION III LP	11,110	—%

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company’s total admitted assets.

* Excludes separate accounts
105

VOYA INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2018
(In Thousands)

8.	Assets held in general partnership interests are less than 2.5% of the Company’s total admitted assets.

9.	With respect to mortgage loans, the Company’s total admitted assets are as follows:

a.	The 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

	Type/Property	Amount	Percentage of Total Admitted Assets*
i.	H&R NNN Pool 3	$98,276	0.4%
ii.	Twin Spans Business Park, LLC	51,727	0.2
iii.	HPA BORROWER 2018-1 MS LLC	44,357	0.2
iv.	Golden Triangle Industrial Park, LLC	42,000	0.2
v.	Fontainebleau Miami Mezz Borrower, LLC	40,000	0.2
vi.	TR Deerfield Office LLC	39,000	0.1
vii.	Six SAC Self-Storage Corporation	38,102	0.1
viii.	Palm Springs Mile Associates, Ltd	36,100	0.1
ix.	Glacier C Mezz A LLC	34,916	0.1
x.	PHOENIX RS ONE, LLC	34,408	0.1

b.	The Company's total admitted assets held in the following categories of mortgage loans as of December 31, 2018:

		Amount	Percentage of Total Admitted Assets*
i.	Construction loans	$32,737	0.1%
ii.	Mortgage loans over 90 days past due	—	—
iii.	Mortgage loans in the process of foreclosure	—	—
iv.	Mortgage loans foreclosed	—	—
v.	Restructured mortgage loans	—	—

* Excludes separate accounts

106

VOYA INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2018
(In Thousands)

c.	Aggregate mortgage loans having the following loan to value ratios as determined from the most current appraisal as of December 31, 2018:

		Residential		Commercial		Agricultural
	Loan-to-Value	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*
i.	above 95%	$—	—%	$—	—%	$—	—%
ii.	91% to 95%	—	—	—	—	—	—
iii.	81% to 90%	—	—	10,151	0.0	—	—
iv.	71% to 80%	—	—	292,252	1.1	—	—
v.	below 70%	—	—	3,515,613	13.3	—	—
		$—		$3,818,016		$—

10.	Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate are less than 2.5% of the Company’s total admitted assets.

11.	The Company’s total admitted assets subject to the following types of agreements as of December 31, 2018:

Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Securities lending (do not include assets held as collateral for such transactions)	$—	—%	$382,476	$—	$—
ii.	Repurchase agreements	—	—	—	—	—
iii.	Reverse repurchase agreements	—	—	—	—	—
iv.	Dollar repurchase agreements	—	—	—	—	—
v.	Dollar reverse repurchase agreements	—	—	—	—	—

12.	Amounts and percentages of the Company’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2018:

		Owned		Written
		Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*
i.	Hedging	$922,526	3.5%	$(209,176)	(0.8)%
ii.	Income generation	—	—	—	—
iii.	Other	—	—	—	—

* Excludes separate accounts

107

VOYA INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2018
(In Thousands)

13.	The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of December 31, 2018:

				Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Hedging	$388,323	1.5%	$360,590	$327,341	$349,152
ii.	Income Generation	—	—	—	—	—
iii.	Replications	25,000	0.1	50,000	—	—
iv.	Other	—	—	—	—	—

14.	The Company’s potential exposure (defined as the amount determined in accordance with NAIC Annual Statement Instructions) for futures contracts as of December 31, 2018:

Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Hedging	$72,989	0.3%	$284,523	$55,800	$54,396
ii.	Income Generation	—	—	—	—	—
iii.	Replications	—	—	—	—	—
iv.	Other	—	—	—	—	—

* Excludes separate accounts

108

VOYA INSURANCE AND ANNUITY COMPANY
Summary Investment Schedule
December 31, 2018
(In Thousands)

II.	Summary Investment Schedule

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage of Total
Bonds:
U.S. Treasury securities	$720,039	2.8%	$720,039	$—	$720,039	2.8%
U.S. government agency obligations (excluding mortgage-backed securities):
Issued by U.S. government agencies	—	—	—	—	—	—
Issued by U.S. government sponsored agencies	25,216	0.1	25,216	—	25,216	0.1
Non-U.S. government (including Canada, excluding mortgage-backed securities)	264,889	1.0	264,889	—	264,889	1.0
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
State, territories and possessions general obligations	178,507	0.7	178,507	—	178,507	0.7
Political subdivisions of states, territories and possessions and political subdivisions general obligations	207,024	0.8	207,024	—	207,024	0.8
Revenue and assessment obligations	13,634	0.1	13,634	—	13,634	0.1
Industrial development and similar obligations	—	—	—	—	—	—
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	2,924	0.0	2,924	—	2,924	0.0
Issued or guaranteed by FNMA and FHLMC	8,758	0.0	8,758	—	8,758	0.0
All other	—	—	—	—	—	—
CMO's and REMIC's:
Issued or guaranteed by GNMA, FNMA, or VA	820,044	3.2	820,044	—	820,044	3.2
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by GNMA, FNMA, FHLMC OR VA	—	—	—	—	—	0.0
All other	1,394,758	5.4	1,394,758	—	1,394,758	5.4
Other debt and other fixed income securities (excluding short-term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	8,505,300	33.0	8,505,300	—	8,505,300	33.0
Unaffiliated non-U.S. securities (including Canada)	5,304,839	20.6	5,304,839	—	5,304,839	20.6
Affiliated securities	9,205	0.0	9,205	—	9,205	0.0

* Excludes separate accounts

109

VOYA INSURANCE AND ANNUITY COMPANY
Summary Investment Schedule
December 31, 2018
(In Thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage of Total
Equity interests:
Investments in mutual funds	$—	—%	$—	$—	$—	—%
Preferred stocks:
Affiliated	—	—	—	—	—	—
Unaffiliated	126,210	0.5	126,210	—	126,210	0.5
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	—	—	—	—	—
Unaffiliated	—	—	—	—	—	—
Other equity securities:	1,163,524	4.5	1,163,524	—	1,163,524	4.5
Affiliated	10,400	0.0	10,400	—	10,400	0.0
Unaffiliated	—	—	—	—	—	—
Other equity interests including tangible personal property under lease:
Affiliated	—	—	—	—	—	—
Unaffiliated	—	—	—	—	—	—
Mortgage Loans:
Construction and land development	32,737	0.1	32,737	—	32,737	0.1
Agricultural	—	—	—	—	—	—
Single family residential properties	—	—	—	—	—	—
Multifamily residential properties	823,516	3.2	823,516	—	823,516	3.2
Commercial loans	2,961,763	11.6	2,961,763	—	2,961,763	11.6
Real estate investments:
Property occupied by company	—	—	—	—	—	—
Property held for production of income	—	—	—	—	—	—
Property held for sale	—	—	—	—	—	—
Contract loans	6,214	0.0	6,214	—	6,214	0.0
Derivatives	1,429,830	5.6	1,429,830	—	1,429,830	5.6
Receivables for securities	4,817	0.0	4,817	—	4,817	0.0
Securities lending	—	—	—	XXX	XXX	XXX
Cash and short term investments	1,481,328	5.7	1,481,328	—	1,481,328	5.7
Write-ins for invested assets	289,502	1.1	289,502	—	289,502	1.1
Total invested assets	25,784,978	100.0%	$25,784,978	$—	$25,784,978	100.0%

* Excludes separate accounts

110

VOYA INSURANCE AND ANNUITY COMPANY
Note to Supplementary Information
December 31, 2018

1.	Basis of Presentation

The accompanying supplemental information presents selected statutory basis financial data as of December 31, 2018 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and agrees to or is included in the amounts reported in the Company's 2018 Statutory Annual Statement as filed with the Iowa Insurance Division.
111

Part C
OTHER INFORMATION

Item 24		Financial Statements and Exhibits
(a)		Financial Statements
Included in Part A: Condensed Financial Information
Included in Part B: Condensed Financial Information (Accumulation Unit Values) Financial Statements of Separate Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2017
		-	Statements of Operations for the year ended December 31, 2017
		-	Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016
		-	Notes to Financial Statements
Financial Statements of Voya Insurance and Annuity Company:
		-	Report of Independent Auditors
		-	Balance Sheets – as of December 31, 2018 and 2017
		-	Statements of Operations – for the years ended December 31, 2018 and 2017
		-	Statements of Changes in Capital and Surplus – for the years ended December 31, 2018 and 2017
		-	Statements of Cash Flows – for the years ended December 31, 2018 and 2017
		-	Notes to Financial Statements

(b)		Exhibits
	(1)	(a)
Resolution of the Board of Directors of ING USA Annuity and Life Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

	(2)	Not Applicable

	(3)	(a)
Service Agreement by and between Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 28 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on May 4, 1998; File No. 033-23351.)

(b)
Amendment to and Restatement of the Distribution Agreement between ING USA and Directed Services, Inc. effective January 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2004; File No. 333-90516).

(c)
Form of Dealers Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(d)
Master Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed May 12, 2006; File No. 333-70600).

(e)
Form of Amendment to Master Selling Agreement effective June 1, 2018.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(f)
Form of Master Selling Agreement between Voya Insurance and Annuity Company, Directed Services, LLC and Broker-Dealers and General Agents.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

	(4)	(a)
Individual Deferred Combination Variable and Fixed Annuity Contract (GA-IA-1034) (02/97). (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 23, 1999; File No. 333-28769)

(b)
Group Deferred Combination Variable and Fixed Annuity Contract (GA-CA-1034) (02/97). (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 23, 1999; File No. 333-28769.)

(c)
Individual Deferred Variable Annuity Contract (GA-IA-1035) (02/97). (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 23, 1999; File No. 333-28769, 811-05626.)

(d)
Individual Retirement Annuity Rider (GA-RA-1009) (12/02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate and its Account B, filed on April 15, 2003; File No. 033-23351.)

(e)
ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12/02) (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(f)
Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (01/05). (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 20, 2005; File No. 333-28755.)

(g)
Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(h)
Minimum Guaranteed Withdrawal Benefit Rider (GA-RA-1048) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(i)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING PrincipalGuard) (GA-RA-1046). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28755.)

(j)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay) (IU-RA-3023). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on August 5, 2005; File No. 333-28755.)

(k)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint LifePay) (IU-RA-3029). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(l)
Excluded Funds Endorsement (Inforce Riders). (Incorporated herein by reference to Post-Effective Amendment No.12 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 23, 2001; File No. 333-28769.)

(m)
Guaranteed Death Benefit Transfer Endorsement No. 1 (7% Solution Enhanced) (GA-RA-1044-1) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.).

(n)
Guaranteed Death Benefit Transfer Endorsement No. 2 (Ratchet Enhanced) (GA-RA-1044-2) (10/03). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(o)
Guaranteed Death Benefit Transfer Endorsement No. 3 (Standard) (GA-RA-1044-3) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(p)
Guaranteed Death Benefit Transfer Endorsement No. 4 (Max 7 Enhanced) (GA-RA-1044-4) (10/03). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(q)
Guaranteed Death Benefit Transfer Endorsement No. 5 (Base Death Benefit) (GA-RA-1044-5) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(r)
Guaranteed Death Benefit Transfer Endorsement No. 6 (In-force Contracts) (GA-RA-1044-6) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(s)
Earnings Enhancement Death Benefit Rider (GA-RA-1086). (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on February 23, 2001; File No. 333-28769.)

(t)
Simple Retirement Account Rider (GA-RA-1026) (12/02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(u)
403(b) Rider (GA-RA-1040). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(v)
Section 72 Rider (GA-RA-1001) (12/94). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(w)
Section 72 Rider (GA-RA-1002) (12/94). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(x)
Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and it Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(y)
Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

(z)
Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay Plus)(IU-RA-3061). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on July 25, 2007; File No. 333-28679.)

(aa)
Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay Plus) (IU-RA-3062). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on July 25, 2007; File No. 333-28679.)

(bb)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-3077). (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 7, 2008; File No. 333-28755.)

(cc)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-3078). (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 7, 2008; File No. 333-28755.)

(dd)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-4010) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009, File Nos. 333-28679.)

(ee)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-4011) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-28679.)

(ff)
Company Name Change Endorsement IU-RA-3140 to the Contract, Policy and/or Certificate (ING USA Annuity and Life Insurance Company changed to Voya Insurance and Annuity Company). (Incorporated herein by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 15, 2015; File No. 333-28679).

(gg)
Individual Non-Qualified Stretch Annuity Endorsement VI-RA-3164(2016). (Incorporated herein by reference to Post-Effective Amendment No. 49 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 4, 2016; File No. 033-59261).

(hh)
Enhanced Surrender Value Endorsement VI-RA-4049(2016). (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on October 24, 2016; File No. 333-133944.)

(ii)
Guaranteed Minimum Interest Rate and Market Value Adjustment Floor Endorsement VI-RA-4050(2017). (Incorporated herein by reference Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(5)	(a)
Group Deferred Combination Variable and Fixed Annuity Enrollment Form (GA-EA-1050) (11-22-1999). (Incorporated herein by reference to Post-Effective Amendment No 4 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on December 3, 1999; File No. 333-28769.)

(b)
Deferred Variable Annuity Application (151279) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-28679.)

(6)	(a)
Restated Articles of Incorporation dated July 2 and 3, 2003 (effective January 1, 2004) providing for the redomestication of Golden American Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-K filed with the Securities and Exchange Commission on March 29, 2004; File No. 033-87270.)

(b)
Amendment to Articles of Incorporation dated November 21, 2003 (effective January 1, 2004) providing for the name change of Golden American Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(c)
Amendment to Articles of Incorporation dated March 3 and March 4, 2004 (effective March 11, 2004) providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-Q, filed on May 17, 2004; File No. 033-87270.)

(d)
Amendment to Articles of Incorporation dated March 4, 2004, providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076).

(e)
Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company dated December 15, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(f)
Resolution of the Board of Directors for Powers of Attorney, dated April 23, 1999. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Golden American Life Insurance Separate and it’s Separate Account B, filed on April 30, 1999; File No. 333-28679.)

(g)
Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company dated June 25, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(h)
Restated Articles of Incorporation for Voya Insurance and Annuity Company dated June 1, 2018.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(i)
Amended and Restated Bylaws of Voya Insurance and Annuity Company dated June 1, 2018.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(j)
Board Resolutions to Amend Articles and Bylaws to Change Company’s Name.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(7)	Not Applicable

(8)	(a)	(1)
Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

		(2)
Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

		(3)
Amendment No. 2, dated as of March 31, 2015, and effective as of April 1, 2015, to the Participation Agreement dated April 25, 2008, by and between BlackRock Investments, LLC., Voya Insurance and Annuity Company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

		(4)
Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

		(5)
Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

		(6)
Amendment No. 2, dated as of May 28, 2015, and effective as of April 1, 2015, to Administrative Services Agreement dated April 25, 2008, as amended, by and between BlackRock Advisors, LLC and Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

	(7)
Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on form N-4, filed on April 7, 2008; File No. 333-28755.)

	(8)
Notice and Acknowledgement dated April 18, 2018, from BlackRock Investments, LLC and BlackRock Advisors, Inc. to Voya Insurance and Annuity Company and Directed Services LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

	(9)
Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. and Voya Insurance and Annuity Company, dated June 1, 2018.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

	(10)
Amendment Number 3 to Fund Participation Agreement between BlackRock Investments, LLC, BlackRock Variable Series Funds, Inc., Blackrock Variable Series Funds II, Inc.  and Voya Insurance and Annuity Company, Dated August 28, 2018.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(b)	(1)
Participation Agreement by and between Liberty Variable Investment Trust, Columbia Management Advisors, Inc. and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective amendment No. 8 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

	(2)
Rule 22c-2 Agreement dated April 16, 2007, and effective as of October 16, 2007, among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, filed on July 27, 2007; File No. 333-134760.)

	(3)	Services Agreement with Investment Adviser, effective April 1, 2005, between Liberty Funds Distributor, Inc. and ING USA Annuity and Life Insurance Company.
	(4)
Joinder and Amendment to Service Agreement effective July 1, 2017, between Voya Insurance and Annuity Company, Columbia Management Investment Distributors, Inc. and Columbia Management Investment Services Corp.

(c)	(1)
Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

	(2)
Amendment to Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

	(3)
Notice and Acknowledgement dated April 18, 2018, from ProFunds and ProFund Advisors LLC to Voya Insurance and Annuity Company and Directed Services LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(d)	(1)
Fund Distribution, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016, and effective December 31, 2015, by and between Voya Insurance and Annuity Company, Directed Services LLC and Voya Investments Distributor, LLC, Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc. Voya Variable Funds, Voya Variable Insurance Trust, Voya Variable Portfolios, Inc. and Voya Variable Products Trust. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on August 30, 2016; File No. 333-133944.)

(2)
Amended and Restated Fund Participation, Administrative and Shareholder Services Agreement dated May 9, 2018, between Voya Insurance and Annuity Company, Directed Services, LLC, Voya Investments Distributor, LLC and each Voya insurance dedicated funds.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(3)
Rule 22C-2 Agreement dated May 30, 2018, between Voya Investments, LLC and Voya Insurance and Annuity Company.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(4)
Confidentiality and Non-Disclosure Agreement dated September 24, 2018, between VIAC Services Company, Voya Investments, LLC and Voya Investment Management Co. LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(e)	(1)
Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING USA Annuity and Life Insurance and Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 6, 2011; File No. 333-28679.)

(2)
Amendment No. 1, dated December 1, 2013 (effective December 23, 2013), to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2014 (File No. 333-30180.)

(3)
Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (now known as “Voya Investment Management LLC”) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company” or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014 (File No. 333-133944.)

(4)
Amendment No. 3, effective as of May 1, 2015, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(5)
Amendment No. 4, effective as of March 1, 2016, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on June 24, 2016; File No. 333-133944.)

(6)
Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(7)
Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney

Item 25	Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Patrick Lusk, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	President and Chief Executive Officer
David Wiland, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Financial Officer, Appointed Actuary
Kenneth Brown, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Executive Vice President and Chief Operating Officer
Thomas Hanson, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Risk Officer
Timothy Brown, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Legal Officer, Corporate Secretary
Heather Kleis, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Executive Vice President and Chief Human Resources Officer
Timothy Billow, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Information Officer
Lindsey Bollinger, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Implementation Officer
Gregory Smith, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President, Chief Accounting Officer, Assistant Treasurer
Kristi Harding, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Senior Vice President and Chief Compliance Officer
Michael Guenzler, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Chief Information Security Officer
Dawn Peck, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Treasurer
Richard Gelfand, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer
J. Neil McMurdie, 1475 Dunwoody Drive, Suite 200, west Chester, PA 19380	Vice President and Assistant Secretary
Kelly Hennigan, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Head of Investment Operations
Timothy Henry, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Senior Insurance Portfolio Manager
Jay Lemoncelli, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary

Item 26	Persons Controlled by or Under Common Control with the Depositor or the Registrant

1.	The depositor, Voya Insurance and Annuity Company, is a wholly-owned subsidiary of Venerable Holdings, Inc.
2.	Venerable Holdings, Inc. is a wholly-owned subsidiary of VA Capital Company LLC.
3.	As of June 1, 2018, VA Capital Company is principally owned by the following entities:
•	Apollo Principal Holdings I, L.P.
Jurisdiction – Delaware
Percentage Holdings – 22.9%
•	Athene Life Re Ltd
Jurisdiction - Bermuda
Percentage Holdings – 21.4%
•	Crestview Indigo III Holdings, L.P.
Jurisdiction – Delaware
Percentage Holdings – 21.8%
•	Reverence Capital Partners Opportunities Fund II, L.P.
Jurisdiction – Delaware
Percentage Holdings – 16.0%
•	Voya Financial, Inc.
Jurisdiction – Delaware
Percentage Holdings – 9.9%

Item 27	Number of Contract Owners

As of February 28, 2019, there were 5,706 qualified contract owners and 4,189 nonqualified contract owners in the Voya GoldenSelect Access® Variable Annuity Contract.

Item 28	Indemnification

Voya Insurance and Annuity Company (the “Company”) shall indemnify to the full extent permitted by Chapter 490 of the Code of Iowa, as may be amended from time to time, or by other provisions of applicable law, each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer, fiduciary or employee of the Company, or is or was serving at the request of the Company as a director, officer, fiduciary, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding, if he or she acted in good faith and in a manner reasonably believed to be in and not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

Any indemnification as described in the preceding paragraph (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that the indemnification is proper in the circumstances because the person claiming indemnification has met the applicable standard of conduct set forth in therein. Such determination shall be made by the Company’s Board of Directors by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding in question. If such a quorum is not obtainable, the Board shall retain independent legal counsel who shall make such a determination in a written opinion.

Expenses (including attorney’s fees) incurred in defending a civil or criminal action, suit, or proceeding may be paid by the Company in advance of the final disposition of such action upon receipt of an undertaking by or on behalf of a person entitled to claim indemnification to repay such amount, if it is ultimately determined that he or she is not entitled to be indemnified by the Company.

To the extent permitted by law, the Company or its parents may purchase and maintain insurance on behalf of any person or persons described in the preceding paragraphs of this Item 28 against any liability asserted against and incurred by him or her, whether or not the Company would have power to indemnify him or her as described above.

Consistent with the laws of the State of Iowa, VA Capital Company LLC (“VA Capital”) maintains various insurance policies issued by reputable insurers covering VA Capital and any company in which VA Capital has a controlling interest, including the Company and the principal underwriter. These policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of VA Capital and/or its subsidiaries. The policies include, but are not limited to, the following types of coverages: Professional Liability, Directors & Officers Liability, Cyber Liability, Employment Practices Liability, Fiduciary Liability, and Financial Institutional Bond.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29	Principal Underwriter

(a)	Directed Services LLC serves as principal underwriter for all contracts issued by Voya Insurance and Annuity Company through its Separate Accounts A, B, EQ, U and Alger Separate Account A.

(b)	The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name and Principal Business Address	Positions and Offices with Underwriter
Patrick Lusk, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Director
Kenneth Brown, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Director, President and Chief Executive Officer
David Wiland, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Director and Executive Vice President
Timothy Brown, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Legal Officer and Secretary
Richard Gelfand, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Chief Financial Officer
Kristi Harding, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Senior Vice President and Assistant Secretary
Gregory Smith, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Treasurer
Michael Guenzler, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Chief Information Security Officer
Jay Lemoncelli, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary

(c)	Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2017 Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Directed Services LLC	$153,949,046	$0	$0	$0

Item 30	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at:  699 Walnut Street, Suite 1350, Des Moines, Iowa 50309-3942 and 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

Item 31	Management Services

None.

Item 32	Undertakings

•
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

•
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

•	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

•	The account meets the definition of a “separate account” under federal securities laws.
•
Voya Insurance and Annuity Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Voya Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B of Voya Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-28769) to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 17th day of April, 2017.

SEPARATE ACCOUNT B
(Registrant)

By:	VOYA INSURANCE AND ANNUITY COMPANY
(Depositor)

By:	Patrick D. Lusk*
Patrick D. Lusk President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 65 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title

Patrick D. Lusk*	President and Chief Executive Officer
Patrick D. Lusk	(principal executive officer)

David P. Wiland*	Executive Vice President and Chief Financial Officer
David P. Wiland

Gregory S. Smith*	Senior Vice President and Chief Accounting Officer
Gregory S. Smith	(principal accounting officer)

Peter C. Aberg*	Director
Peter C. Aberg		April 17, 2019

Susan L. Gooding*	Director
Susan L. Gooding

Daniel G. Kilpatrick*	Director
Daniel G. Kilpatrick

Brenna Romando*	Director
Brenna Romando

Ned Sadaka*	Director
Ned Sadaka

Valay H. Shah*	Director
Valay H. Shah

Howard L. Shecter*	Director
Howard L. Shecter

By: /s/ J. Neil McMurdie
*Attorney-in-Fact

*          Executed by J. Neil McMurdie on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(8)(b)(3)	Services Agreement with Investment Adviser, effective April 1, 2005, between Liberty Funds Distributor, Inc. and ING USA Annuity and Life Insurance Company.

24(b)(8)(b)(4)
Joinder and Amendment to Service Agreement effective July 1, 2017, between Voya Insurance and Annuity Company, Columbia Management Investment Distributors, Inc. and Columbia Management Investment Services Corp.

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney